UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Deborah Djeu, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street, 7th Floor	One Bush Street, Suite 1600
Boston, Massachusetts 02111	San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: December 31, 2017

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2017

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 99.0%
Australia — 3.8%
Australia & New Zealand
Banking Group Ltd. MTN,
1.600%, 7/15/19	USD	2,250,000	$2,229,261
Australia & New Zealand
Banking Group Ltd. MTN,
2.250%, 6/13/19	USD	2,500,000	2,503,590
Commonwealth Bank of Australia,
2.300%, 9/06/19	USD	1,902,000	1,905,060
Commonwealth Bank of Australia,
5.000%, 10/15/19	USD	1,400,000	1,464,897
National Australia Bank Ltd.,
1.375%, 7/12/19	USD	1,000,000	987,753
National Australia Bank Ltd.,
2.250%, 7/01/19	USD	2,500,000	2,502,180
Westpac Banking Corp.,
1.650%, 5/13/19	USD	1,000,000	993,667
Westpac Banking Corp.,
1.950%, 11/23/18	USD	1,125,000	1,123,787
Westpac Banking Corp.,
2.250%, 1/17/19	USD	9,253,000	9,280,552
			22,990,747
Canada — 5.4%
Province of Ontario Canada,
1.250%, 6/17/19	USD	2,650,000	2,617,307
Province of Ontario Canada,
2.000%, 1/30/19	USD	4,500,000	4,500,525
Royal Bank of Canada,
1.500%, 7/29/19	USD	6,000,000	5,932,784
Royal Bank of Canada GMTN,
1.625%, 4/15/19	USD	1,000,000	993,178
Royal Bank of Canada GMTN,
2.150%, 3/15/19	USD	2,000,000	2,000,440
Toronto-Dominion Bank (The),
2.125%, 7/02/19	USD	11,247,000	11,248,175
Toronto-Dominion Bank (The)
MTN, 1.900%, 10/24/19	USD	6,000,000	5,967,289
			33,259,698
France — 0.7%
Total Capital SA, 2.125%, 8/10/18	USD	4,624,000	4,635,974

Netherlands — 3.9%
Cooperatieve Rabobank UA,
1.375%, 8/09/19	USD	880,000	868,406
Cooperatieve Rabobank UA,
2.250%, 1/14/19	USD	7,000,000	7,008,594
Nederlandse Waterschapsbank
NV, 1.750%, 9/05/19 ±	USD	1,000,000	994,301
Shell International Finance BV,
1.375%, 9/12/19	USD	1,500,000	1,481,969
Shell International Finance BV,
1.625%, 11/10/18	USD	5,470,000	5,456,827
Shell International Finance BV,
1.900%, 8/10/18	USD	5,835,000	5,836,418
Shell International Finance BV,
2.000%, 11/15/18	USD	1,897,000	1,898,304
			23,544,819
New Zealand — 0.1%
ANZ New Zealand Int’l Ltd.,
2.600%, 9/23/19	USD	336,000	337,280

Supranational — 0.2%
European Investment Bank GMTN,
1.625%, 12/18/18	USD	1,000,000	997,614

Sweden — 1.6%
Svensk Exportkredit AB MTN,
1.125%, 8/28/19	USD	800,000	787,680
Svenska Handelsbanken AB,
2.500%, 1/25/19	USD	5,000,000	5,020,034
Svenska Handelsbanken AB MTN,
2.250%, 6/17/19	USD	3,912,000	3,914,550
			9,722,264
United Kingdom — 0.3%
AstraZeneca PLC, 1.750%,
11/16/18	USD	1,875,000	1,870,721

United States — 83.0%
3M Co. MTN, 1.375%, 8/07/18		$2,000,000	1,995,712
3M Co. MTN, 1.625%, 6/15/19		10,000,000	9,952,707
Aetna, Inc., 1.700%, 6/07/18		1,300,000	1,298,095
American Express Co.,
7.000%, 3/19/18		300,000	303,229
American Express Credit Corp.,
2.125%, 7/27/18		3,000,000	3,003,783
Apple, Inc., 1.500%, 9/12/19		3,300,000	3,273,292
Apple, Inc., 1.550%, 2/08/19		6,143,000	6,123,962
Apple, Inc., 2.100%, 5/06/19		8,200,000	8,220,455
AT&T, Inc., 2.300%, 3/11/19		3,250,000	3,254,423
AT&T, Inc., 2.375%, 11/27/18		1,000,000	1,003,287
Bank of America Corp. MTN,
5.650%, 5/01/18		2,000,000	2,023,967
Berkshire Hathaway Finance
Corp., 1.300%, 8/15/19		3,000,000	2,962,816
Berkshire Hathaway, Inc.,
2.100%, 8/14/19		603,000	603,430
Boston Scientific Corp.,
2.650%, 10/01/18		640,000	642,644
Bristol-Myers Squibb Co.,
1.600%, 2/27/19		4,000,000	3,981,547
Caterpillar Financial Services
Corp., 2.450%, 9/06/18		1,000,000	1,003,478
Caterpillar Financial Services Corp.
MTN, 1.900%, 3/22/19		3,000,000	2,995,965
Chevron Corp.,
1.561%, 5/16/19		13,100,000	13,027,778
Chevron Corp.,
1.686%, 2/28/19		2,500,000	2,493,912
Chevron Corp.,
1.790%, 11/16/18		250,000	249,639
Cisco Systems, Inc.,
1.400%, 9/20/19		1,852,000	1,833,143

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Cisco Systems, Inc.,
1.600%, 2/28/19	$625,000	$622,414
Cisco Systems, Inc.,
2.125%, 3/01/19	9,378,000	9,390,141
Citigroup, Inc., 2.050%, 12/07/18	2,500,000	2,497,956
Citigroup, Inc., 2.500%, 9/26/18	3,340,000	3,350,179
Coca-Cola Co. (The),
1.375%, 5/30/19	2,878,000	2,854,477
Corning, Inc., 1.500%, 5/08/18	1,000,000	998,517
Dover Corp., 5.450%, 3/15/18	1,500,000	1,510,102
Exxon Mobil Corp.,
1.708%, 3/01/19	4,130,000	4,121,050
Federal Home Loan Banks,
1.250%, 1/16/19	4,000,000	3,975,276
Federal Home Loan Banks,
1.375%, 3/18/19	59,250,000	58,914,349
Federal Home Loan Banks,
1.375%, 9/13/19	4,500,000	4,459,041
Federal Home Loan Banks,
1.500%, 3/08/19	18,000,000	17,928,162
Federal Home Loan Banks,
1.500%, 10/21/19	34,500,000	34,254,395
Federal Home Loan Banks,
1.625%, 6/14/19	19,500,000	19,425,081
Federal Home Loan Banks,
2.000%, 9/13/19	25,000,000	25,036,575
Federal Home Loan Banks,
5.375%, 5/15/19	3,230,000	3,380,201
Federal Home Loan Mortgage
Corp., 1.250%, 10/02/19	13,500,000	13,341,524
Federal Home Loan Mortgage
Corp., 3.750%, 3/27/19	10,000,000	10,235,080
Federal National Mortgage
Association, 0.875%, 8/02/19	2,500,000	2,460,315
Federal National Mortgage
Association, 1.000%, 10/24/19	6,500,000	6,395,149
Federal National Mortgage
Association, 1.750%, 9/12/19	8,500,000	8,477,339
Ford Motor Credit Co. LLC,
2.240%, 6/15/18	1,000,000	1,001,058
Ford Motor Credit Co. LLC,
2.551%, 10/05/18	1,500,000	1,504,638
Ford Motor Credit Co. LLC,
5.000%, 5/15/18	2,900,000	2,929,787
General Electric Co. GMTN,
5.625%, 5/01/18	6,466,000	6,543,469
Georgia Power Co.,
1.950%, 12/01/18	1,698,000	1,696,626
Gilead Sciences, Inc.,
1.850%, 9/04/18	2,793,000	2,793,388
Goldman Sachs Group, Inc. (The),
2.625%, 1/31/19	2,000,000	2,009,170
Goldman Sachs Group, Inc. (The),
6.150%, 4/01/18	2,800,000	2,829,643
Harley-Davidson Financial
Services, Inc.,
2.250%, 1/15/19 ±	680,000	680,212
Intercontinental Exchange, Inc.,
2.500%, 10/15/18	2,000,000	2,008,420
JPMorgan Chase & Co.,
6.300%, 4/23/19	1,030,000	1,084,586
KeyBank NA/Cleveland OH,
2.350%, 3/08/19	4,500,000	4,509,036
McDonald’s Corp. MTN,
2.100%, 12/07/18	3,000,000	3,003,751
Microsoft Corp.,
1.300%, 11/03/18	9,205,000	9,173,329
Microsoft Corp.,
4.200%, 6/01/19	2,000,000	2,061,296
Morgan Stanley GMTN,
2.450%, 2/01/19	5,500,000	5,515,392
Oracle Corp., 2.250%, 10/08/19	3,950,000	3,968,884
Oracle Corp., 2.375%, 1/15/19	6,195,000	6,221,806
Pfizer, Inc., 2.100%, 5/15/19	4,777,000	4,785,449
Philip Morris International, Inc.,
1.875%, 1/15/19	1,500,000	1,497,426
Procter & Gamble Co. (The),
1.750%, 10/25/19	2,900,000	2,891,778
Southern Power Co.,
1.500%, 6/01/18	3,500,000	3,494,795
Stryker Corp.,
1.300%, 4/01/18	3,000,000	2,995,943
Toyota Motor Credit Corp. MTN,
1.400%, 5/20/19	1,600,000	1,585,874
Toyota Motor Credit Corp. MTN,
1.700%, 1/09/19	13,000,000	12,975,050
Toyota Motor Credit Corp. MTN,
1.700%, 2/19/19	2,220,000	2,210,484
Toyota Motor Credit Corp. MTN,
2.125%, 7/18/19	669,000	669,171
United States Treasury Note,
0.750%, 2/15/19	10,000,000	9,879,883
United States Treasury Note,
0.875%, 4/15/19	2,000,000	1,975,469
United States Treasury Note,
0.875%, 9/15/19	20,000,000	19,665,634
United States Treasury Note,
1.000%, 10/15/19	23,000,000	22,652,305
United States Treasury Note,
1.250%, 12/31/18	3,000,000	2,983,652
United States Treasury Note,
1.500%, 12/31/18	5,000,000	4,984,668
United States Treasury Note,
1.500%, 2/28/19	19,000,000	18,926,523
United States Treasury Note,
2.750%, 2/15/19	9,000,000	9,090,703
Wal-Mart Stores, Inc., 1.750%,
10/09/19	15,627,000	15,575,543
Wal-Mart Stores, Inc., 1.950%,
12/15/18	2,571,000	2,571,900
Wells Fargo & Co., 2.150%,
1/15/19	1,000,000	1,001,758
		505,823,086
TOTAL BONDS AND NOTES
(Identified Cost $605,900,605)		603,182,203

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S.
Government Money Market
Fund, 1.210%	2,316,067	$2,316,067
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $2,316,067)		2,316,067

Total Investments — 99.4%
(Identified Cost $608,216,672)#		605,498,270
Cash and Other Assets, Less
Liabilities — 0.6%		3,554,855
Net Assets — 100.0%		$609,053,125

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2017 amounted to $1,674,513 or 0.27% of the net assets of the Fund.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $608,216,672. Net unrealized depreciation aggregated $2,718,402 of which $1,092 related to appreciated investment securities and $2,719,494 related to depreciated investment securities.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 99.2%
Australia — 8.7%
Australia & New Zealand Banking Group Ltd, 2.550%, 11/23/21	USD	1,200,000	$1,194,635
Australia & New Zealand Banking Group Ltd. MTN, 2.250%, 6/13/19	USD	2,736,000	2,739,928
Australia & New Zealand Banking Group Ltd. MTN, 2.300%, 6/01/21	USD	3,750,000	3,719,715
Australia & New Zealand Banking Group Ltd. MTN, 2.700%, 11/16/20	USD	1,661,000	1,671,439
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	603,768
Commonwealth Bank of Australia, 2.050%, 9/18/20±	USD	2,000,000	1,979,812
Commonwealth Bank of Australia, 2.250%, 3/10/20±	USD	4,500,000	4,487,570
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	1,350,000	1,352,172
Commonwealth Bank of Australia, 5.000%, 10/15/19	USD	1,000,000	1,046,355
Commonwealth Bank of Australia, 7.250%, 2/05/20	AUD	3,000,000	2,567,333
Commonwealth Bank of Australia GMTN, 2.300%, 3/12/20	USD	3,000,000	3,002,681
National Australia Bank Ltd., 2.400%, 12/09/19±	USD	8,000,000	8,014,259
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,770,413
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,841,066
National Australia Bank Ltd. GMTN, 2.625%, 7/23/20@	USD	5,000,000	5,028,244
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,000,000	1,198,117
Westpac Banking Corp., 2.600%, 11/23/20	USD	16,825,000	16,900,337
Westpac Banking Corp., 4.875%, 11/19/19	USD	1,500,000	1,572,892
			62,690,736
Austria — 2.5%
Oesterreichische Kontrollbank AG, 1.625%, 3/12/19	USD	11,000,000	10,955,975
Oesterreichische Kontrollbank AG, 1.750%, 1/24/20	USD	6,000,000	5,959,559
Republic of Austria Government Bond, 0.000%, 9/20/22±	EUR	1,000,000	1,208,498
			18,124,032
Canada — 20.9%
Bank of Montreal MTN, 1.900%, 8/27/21@	USD	2,000,000	1,958,896
Bank of Nova Scotia (The), 2.350%, 10/21/20	USD	2,000,000	1,995,762
Bank of Nova Scotia (The), 2.800%, 7/21/21	USD	1,561,000	1,575,877
Bank of Nova Scotia (The), 4.375%, 1/13/21	USD	3,000,000	3,166,928
Canada Housing Trust No 1, 1.250%, 12/15/20±	CAD	3,000,000	2,341,694
Canada Housing Trust No. 1, 1.200%, 6/15/20±	CAD	3,000,000	2,350,239
Canada Housing Trust No. 1, 1.750%, 6/15/22±	CAD	3,000,000	2,351,504
CPPIB Capital, Inc., 1.400%, 6/04/20	CAD	19,500,000	15,326,659
CPPIB Capital, Inc., 2.250%, 1/25/22±	USD	4,000,000	3,966,039
Province of Alberta Canada, 1.350%, 9/01/21	CAD	7,000,000	5,425,084
Province of Alberta Canada, 1.750%, 8/26/20±	USD	2,000,000	1,971,599
Province of Alberta Canada, 1.900%, 12/06/19	USD	600,000	595,880
Province of British Columbia Canada, 3.700%, 12/18/20	CAD	17,500,000	14,624,403
Province of Manitoba Canada, 1.550%, 9/05/21	CAD	2,000,000	1,561,161
Province of Ontario Canada, 2.100%, 9/08/19	CAD	2,500,000	1,999,383
Province of Ontario Canada, 2.500%, 9/10/21	USD	11,082,000	11,098,464
Province of Ontario Canada, 4.200%, 6/02/20	CAD	7,000,000	5,867,860
Province of Quebec Canada, 2.750%, 8/25/21@	USD	8,000,000	8,089,569
Province of Quebec Canada, 3.500%, 7/29/20	USD	1,292,000	1,332,459
Province of Quebec Canada, 4.500%, 12/01/20	CAD	13,000,000	11,075,131
Royal Bank of Canada, 1.920%, 7/17/20	CAD	14,000,000	11,045,744
Royal Bank of Canada, 2.350%, 12/09/19	CAD	2,500,000	1,996,340
Royal Bank of Canada GMTN, 2.500%, 1/19/21	USD	5,000,000	5,017,004
Royal Bank of Canada MTN, 2.350%, 10/30/20	USD	1,910,000	1,910,338
Toronto-Dominion Bank (The), 1.800%, 7/13/21@	USD	9,750,000	9,552,712
Toronto-Dominion Bank (The) GMTN, 2.500%, 12/14/20	USD	1,500,000	1,505,435
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21@	USD	10,000,000	9,909,409
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,491,141
Toyota Credit Canada, Inc. MTN, 1.800%, 2/19/20	CAD	11,000,000	8,679,761
			150,782,475

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Finland — 0.4%
OP Corporate Bank PLC,
0.375%, 10/11/22	EUR	300,000	$360,419
OP Corporate Bank PLC,
0.750%, 3/03/22	EUR	300,000	367,379
OP Corporate Bank PLC,
2.500%, 5/20/22	GBP	1,642,000	2,333,976
			3,061,774
France — 8.8%
Agence Francaise de
Developpement,
1.625%, 1/21/20	USD	20,000,000	19,761,080
Caisse d’Amortissement de la
Dette Sociale,
0.125%, 11/25/22	EUR	5,300,000	6,402,946
Caisse d’Amortissement de la
Dette Sociale,
2.000%, 3/22/21	USD	7,000,000	6,924,183
Dexia Credit Local SA,
0.250%, 6/02/22	EUR	1,350,000	1,631,121
Dexia Credit Local SA,
1.125%, 6/15/22	GBP	500,000	674,155
Dexia Credit Local SA,
1.875%, 1/29/20	USD	5,898,000	5,849,246
French Republic
Government Bond OAT,
0.000%, 5/25/22	EUR	5,500,000	6,640,792
French Republic
Government Bond OAT,
3.000%, 4/25/22	EUR	2,800,000	3,824,611
Sanofi, 4.000%, 3/29/21	USD	4,280,000	4,505,366
Total Capital International SA,
2.100%, 6/19/19	USD	2,080,000	2,079,685
Total Capital International SA,
2.750%, 6/19/21	USD	1,922,000	1,942,265
UNEDIC ASSEO,
0.875%, 10/25/22	EUR	2,500,000	3,126,705
			63,362,155
Germany — 2.5%
FMS Wertmanagement AoeR,
1.375%, 6/08/21	USD	5,000,000	4,862,832
KFW, 0.000%, 12/15/22	EUR	4,000,000	4,808,674
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,348,342
KFW, 1.625%, 3/15/21@	USD	2,000,000	1,965,020
KFW MTN, 6.000%, 8/20/20	AUD	3,000,000	2,557,956
Landwirtschaftliche
Rentenbank MTN,
5.500%, 3/29/22	AUD	3,000,000	2,609,994
			18,152,818
Ireland — 2.8%
GE Capital International
Funding Co., Unlimited Co.,
2.342%, 11/15/20	USD	20,500,000	20,413,918
Luxembourg — 0.8%
European Financial
Stability Facility,
0.000%, 11/17/22	EUR	4,500,000	5,415,136
Netherlands — 7.9%
Bank Nederlandse Gemeenten
NV, 1.000%, 3/15/22	GBP	500,000	675,476
Bank Nederlandse Gemeenten
NV, 1.625%, 4/19/21	USD	14,500,000	14,195,543
Bank Nederlandse Gemeenten
NV, 2.375%, 2/01/22	USD	3,000,000	3,000,621
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.750%, 6/06/22	EUR	5,070,000	7,294,469
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
GMTN, 2.500%, 1/19/21	USD	9,391,000	9,438,113
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA GMTN,
4.000%, 1/11/22	EUR	1,000,000	1,383,840
Shell International Finance BV,
1.750%, 9/12/21@	USD	2,500,000	2,440,892
Shell International Finance BV,
2.125%, 5/11/20	USD	13,495,000	13,471,550
Shell International Finance BV,
2.250%, 11/10/20	USD	5,100,000	5,100,728
			57,001,232
New Zealand — 0.2%
ANZ New Zealand Int’l Ltd.,
0.400%, 3/01/22	EUR	355,000	426,541
ASB Finance Ltd.,
0.500%, 6/10/22	EUR	800,000	962,170
			1,388,711
Norway — 1.8%
Kommunalbanken AS,
1.625%, 2/10/21	USD	5,000,000	4,908,855
Statoil ASA, 2.250%, 11/08/19	USD	4,800,000	4,800,922
Statoil ASA, 2.900%, 11/08/20	USD	3,000,000	3,050,714
			12,760,491
Singapore — 1.1%
Singapore Government Bond,
1.250%, 10/01/21	SGD	6,000,000	4,415,268
Singapore Government Bond,
1.625%, 10/01/19	SGD	5,000,000	3,737,710
			8,152,978
Supranational — 2.6%
Council of Europe Development
Bank, 1.625%, 3/16/21	USD	2,500,000	2,455,776
EUROFIMA, 1.750%, 5/29/20	USD	2,000,000	1,981,084
EUROFIMA MTN,
5.500%, 6/30/20	AUD	5,700,000	4,773,961
European Investment Bank,
1.625%, 6/15/21@	USD	2,250,000	2,205,121

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank,
1.875%, 3/15/19	USD	3,000,000	$2,996,999
European Stability Mechanism,
0.000%, 10/18/22	EUR	450,000	541,700
International Bank for
Reconstruction & Development,
1.625%, 3/09/21	USD	4,000,000	3,935,020
			18,889,661
Sweden — 9.9%
Kommuninvest I Sverige AB,
0.250%, 6/01/22	SEK	113,000,000	13,711,831
Kommuninvest I Sverige AB,
2.500%, 12/01/20	SEK	15,000,000	1,960,707
Nordea Bank AB,
2.375%, 4/04/19	USD	15,000,000	15,037,822
Nordea Bank AB,
2.500%, 9/17/20±	USD	4,000,000	4,006,087
Skandinaviska Enskilda
Banken AB GMTN,
0.300%, 2/17/22	EUR	918,000	1,105,864
Svensk Exportkredit AB GMTN,
1.750%, 3/10/21@	USD	3,500,000	3,445,782
Svensk Exportkredit AB GMTN,
2.375%, 3/09/22	USD	5,000,000	5,000,071
Svenska Handelsbanken AB,
0.250%, 2/28/22	EUR	250,000	300,073
Svenska Handelsbanken AB,
1.125%, 12/14/22	EUR	1,500,000	1,867,172
Svenska Handelsbanken AB,
5.125%, 3/30/20±	USD	5,000,000	5,305,449
Sweden Government Bond,
3.500%, 6/01/22	SEK	100,000,000	14,141,995
Sweden Government Bond,
5.000%, 12/01/20	SEK	41,100,000	5,806,067
			71,688,920
United States — 28.3%
Alphabet, Inc.,
3.625%, 5/19/21	USD	6,929,000	7,257,045
Apple, Inc., 1.550%, 2/07/20	USD	4,000,000	3,957,339
Apple, Inc., 1.550%, 8/04/21	USD	5,000,000	4,860,130
Apple, Inc., 2.100%, 5/06/19	USD	4,000,000	4,009,978
Apple, Inc., 2.850%, 5/06/21	USD	3,000,000	3,049,581
Berkshire Hathaway, Inc.,
2.100%, 8/14/19	USD	11,500,000	11,508,201
Berkshire Hathaway, Inc.,
2.200%, 3/15/21	USD	2,500,000	2,493,307
Berkshire Hathaway, Inc.,
3.750%, 8/15/21@	USD	1,200,000	1,260,516
Chevron Corp.,
1.961%, 3/03/20	USD	6,600,000	6,578,876
Chevron Corp.,
2.100%, 5/16/21	USD	1,173,000	1,163,962
Chevron Corp.,
2.193%, 11/15/19	USD	11,000,000	11,026,298
Chevron Corp.,
2.419%, 11/17/20	USD	500,000	503,225
Cisco Systems, Inc.,
2.200%, 2/28/21	USD	7,950,000	7,928,382
Cisco Systems, Inc.,
4.450%, 1/15/20	USD	7,000,000	7,322,462
Coca-Cola Co. (The),
1.875%, 10/27/20	USD	2,000,000	1,990,477
Coca-Cola Co. (The),
3.150%, 11/15/20	USD	1,970,000	2,024,578
Coca-Cola Co. (The),
3.300%, 9/01/21	USD	10,645,000	11,008,333
Coca-Cola Co. (The) MTN,
2.600%, 6/09/20	AUD	2,500,000	1,959,269
Exxon Mobil Corp.,
1.819%, 3/15/19	USD	6,300,000	6,291,054
Exxon Mobil Corp.,
1.912%, 3/06/20	USD	3,400,000	3,383,486
Exxon Mobil Corp.,
2.222%, 3/01/21	USD	6,450,000	6,438,497
Federal National
Mortgage Association,
1.500%, 6/22/20	USD	1,500,000	1,482,739
General Electric Co.,
0.375%, 5/17/22	EUR	400,000	479,711
International Business Machines
Corp., 2.500%, 1/27/22@	USD	5,620,000	5,641,888
Johnson & Johnson,
2.250%, 3/03/22	USD	800,000	799,476
Merck & Co., Inc.,
1.850%, 2/10/20	USD	15,500,000	15,418,368
Merck & Co., Inc.,
3.875%, 1/15/21	USD	3,000,000	3,134,044
Merck Sharp & Dohme Corp.,
5.000%, 6/30/19	USD	1,250,000	1,303,903
Microsoft Corp.,
1.550%, 8/08/21	USD	11,000,000	10,715,979
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,385,568
Oracle Corp., 2.800%, 7/08/21	USD	13,500,000	13,705,358
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	3,952,441
Pfizer, Inc., 2.100%, 5/15/19	USD	15,375,000	15,402,194
Toyota Motor Credit Corp. MTN,
1.550%, 10/18/19	USD	863,000	855,563
Toyota Motor Credit Corp. MTN,
2.125%, 7/18/19	USD	7,000,000	7,001,791
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	USD	3,000,000	2,991,485
Toyota Motor Credit Corp. MTN,
2.600%, 1/11/22	USD	1,000,000	1,005,945
United States Treasury Note,
1.125%, 7/31/21	USD	3,000,000	2,901,562
US Bank NA/Cincinnati OH,
2.125%, 10/28/19	USD	4,500,000	4,502,785
			204,695,796
TOTAL BONDS AND NOTES
(Identified Cost
$718,319,529)			716,580,833

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 3.6%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund, 1.210%	2,486,491	$2,486,491

Collateral For Securities On Loan — 3.3%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.300%	23,807,013	23,807,013

TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $26,293,504)		26,293,504

Total Investments — 102.8%
(Identified Cost $744,613,033)#		742,874,337
Liabilities, Less Cash and Other
Assets — (2.8%)		(19,887,753)
Net Assets — 100.0%		$722,986,584

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2017 amounted to $37,982,749 or 5.25% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of December 31, 2017, the market value of the securities on loan was $25,661,611.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $744,613,033. Net unrealized depreciation aggregated $1,738,696 of which $2,934,169 related to appreciated investment securities and $4,672,865 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

Country Weightings
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts Sold outstanding as of December 31, 2017
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value as of December 31, 2017	Unrealized Appreciation/ (Depreciation)
01/09/18	USD	36,713,182	SEK	294,206,270	Citibank N.A. London	$35,877,888	$835,294
01/11/18	USD	10,147,819	EUR	8,553,568	Bank of America, N.A.	10,267,854	(120,035)
01/11/18	USD	33,359,782	EUR	28,018,371	Citibank N.A. London	33,633,747	(273,965)
01/11/18	USD	4,646,540	EUR	3,904,452	HSBC Bank USA	4,686,973	(40,433)
01/11/18	USD	9,756,479	EUR	8,282,838	State Street Bank and Trust Co.	9,942,865	(186,386)
01/12/18	USD	4,996,221	GBP	3,761,546	State Street Bank and Trust Co.	5,080,078	(83,857)
01/22/18	USD	67,850,859	CAD	86,484,944	Bank of America, N.A.	68,825,931	(975,072)
01/22/18	USD	16,265,968	CAD	20,798,326	State Street Bank and Trust Co.	16,551,600	(285,632)
02/05/18	USD	14,545,577	AUD	18,956,615	State Street Bank and Trust Co.	14,791,284	(245,707)
02/07/18	USD	8,072,929	SGD	10,978,290	State Street Bank and Trust Co.	8,212,773	(139,844)
Total							$(1,515,637)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 3.2%
Boeing Co. (The)	25,620	$7,555,594
Lockheed Martin Corp.	12,054	3,869,937
Other Securities^	102,803	14,076,596
		25,502,127
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	32,513	3,873,924
Other Securities^@	26,824	3,748,133
		7,622,057
Airlines — 0.9%
Other Securities^	127,596	7,289,112

Auto Components — 0.5%
Other Securities^	68,789	3,950,194

Automobiles — 0.6%
Other Securities^	187,214	4,673,056

Beverages — 2.5%
Coca-Cola Co. (The)	159,849	7,333,872
PepsiCo, Inc.	67,969	8,150,843
Other Securities^@	42,893	4,081,669
		19,566,384
Biotechnology — 3.2%
AbbVie, Inc.	75,823	7,332,842
Amgen, Inc.	21,789	3,789,107
Gilead Sciences, Inc.	61,720	4,421,621
Other Securities^	83,079	9,437,539
		24,981,109
Building Products — 0.4%
Other Securities^@	51,166	2,863,082

Capital markets— 2.3%
Other Securities^@	225,764	18,161,854

Chemicals — 2.7%
DowDuPont, Inc.	72,372	5,154,334
Other Securities^	163,790	15,920,108
		21,074,442
Commercial Banks — 3.5%
JPMorgan Chase & Co.	71,602	7,657,118
Wells Fargo & Co.	96,745	5,869,519
Other Securities^	350,159	14,075,604
		27,602,241
Commercial Services & Supplies — 0.6%
Other Securities^	88,033	4,998,296

Communications Equipment — 0.8%
Cisco Systems, Inc.	101,185	3,875,385
Other Securities^	48,301	2,489,991
		6,365,376
Computers & Peripherals — 4.6%
Apple, Inc.	193,269	32,706,913
Other Securities^	119,788	3,301,985
		36,008,898
Construction & Engineering — 0.1%
Other Securities^	22,962	1,101,230

Construction Materials — 0.1%
Other Securities^	6,160	742,179

Consumer Finance — 0.8%
Other Securities^	113,405	6,481,102

Containers & Packaging — 0.6%
Other Securities^	84,882	4,355,941

Distributors — 0.2%
Other Securities^	17,405	1,173,583

Diversified Consumer Services — 0.2%
Other Securities^	30,045	1,333,288

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B*	35,809	7,098,060
Other Securities^	8,722	275,189
		7,373,249
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	219,157	8,520,824
Verizon Communications, Inc.	193,995	10,268,155
Other Securities^	43,675	794,091
		19,583,070
Electric Utilities — 1.6%
Other Securities^	220,058	12,659,261

Electrical Equipment — 0.6%
Other Securities^	54,733	4,620,957

Electronic Equipment, Instruments & Components — 0.8%
Other Securities^	116,200	6,391,127

Energy Equipment & Services — 0.4%
Other Securities^	128,138	3,030,628

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	17,244	3,209,453
Wal-Mart Stores, Inc.	60,220	5,946,725
Other Securities^	168,002	6,577,671
		15,733,849
Food Products — 1.1%
Other Securities^	151,548	8,802,118

Gas Utilities — 0.2%
Other Securities^	19,855	1,179,753

Health Care Equipment & Supplies — 1.6%
Other Securities^	142,084	12,223,980

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	29,475	$6,498,058
Other Securities^	147,502	13,821,859
		20,319,917
Health Care Technology — 0.1%
Other Securities^	20,358	1,048,386

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	24,762	4,262,035
Starbucks Corp.	66,121	3,797,329
Other Securities^	149,009	10,287,918
		18,347,282
Household Durables — 0.4%
Other Securities^	49,440	3,469,988

Household Products — 1.6%
Procter & Gamble Co. (The)	79,992	7,349,665
Other Securities^	61,032	5,080,861
		12,430,526
Independent Power Producers & Energy Traders — 0.1%
Other Securities^@	51,240	875,340

Industrial Conglomerates — 1.7%
3M Co.	28,438	6,693,452
Honeywell International, Inc.	28,340	4,346,222
Other Securities^	88,446	2,145,219
		13,184,893
Insurance — 1.7%
Other Securities^	190,159	13,273,199

Internet & Catalog Retail — 3.6%
Amazon.com, Inc.*	19,551	22,864,308
Other Securities^@	44,507	5,451,356
		28,315,664
Internet Software & Services — 3.6%
Alphabet, Inc., Class A*	5,614	5,913,788
Alphabet, Inc., Class C*	5,884	6,157,018
Facebook, Inc., Class A*	72,830	12,851,582
Other Securities^@	67,773	3,274,588
		28,196,976
IT Services — 5.3%
Accenture PLC, Class A	28,710	4,395,214
International Business
Machines Corp.	42,481	6,517,435
MasterCard, Inc., Class A	45,592	6,900,805
Visa, Inc., Class A	70,380	8,024,728
Other Securities^	229,735	16,047,456
		41,885,638
Leisure Equipment & Products — 0.1%
Other Securities^	19,867	1,056,701

Life Sciences Tools & Services — 0.7%
Other Securities^	36,390	5,220,606

Machinery — 2.3%
Caterpillar, Inc.	22,217	3,500,955
Other Securities^	170,342	15,025,485
		18,526,440
Marine — 0.0%
Other Securities^	2,475	106,194

Media — 3.3%
Comcast Corp., Class A	190,639	7,635,092
Walt Disney Co. (The)	59,466	6,393,190
Other Securities^	282,477	12,173,681
		26,201,963
Metals & Mining — 0.4%
Other Securities^	124,745	3,161,116

Multi-Utilities — 0.8%
Other Securities^	106,834	6,483,323

Multiline Retail — 0.6%
Other Securities^	82,514	4,946,384

Oil, Gas & Consumable Fuels — 2.5%
Exxon Mobil Corp.	42,621	3,564,820
Other Securities^	332,101	16,386,700
		19,951,520
Paper & Forest Products — 0.0%
Other Securities^	10,933	319,656

Personal Products — 0.2%
Other Securities^@	30,157	1,591,073

Pharmaceuticals — 4.1%
Johnson & Johnson	84,707	11,835,262
Merck & Co., Inc.	86,668	4,876,808
Pfizer, Inc.	183,764	6,655,932
Other Securities^	138,214	9,031,493
		32,399,495
Professional Services — 0.3%
Other Securities^	39,710	2,718,848

Real Estate Management & Development — 0.1%
Other Securities^	21,417	969,459

Road & Rail — 1.1%
Union Pacific Corp.	30,668	4,112,579
Other Securities^	64,844	4,938,912
		9,051,491
Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp.	148,234	6,842,481
NVIDIA Corp.	22,802	4,412,187
Texas Instruments, Inc.	44,499	4,647,476
Other Securities^	238,900	14,975,398
		30,877,542

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 5.2%
Microsoft Corp.	294,435	$25,185,970
Other Securities^	230,956	16,160,015
		41,345,985
Specialty Retail — 3.3%
Home Depot, Inc. (The)	55,479	10,514,935
Lowe’s Cos., Inc.	39,150	3,638,601
Other Securities^@	203,116	11,887,971
		26,041,507
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	51,936	3,248,597
Other Securities^	73,039	3,429,415
		6,678,012
Thrifts & Mortgage Finance — 0.1%
Other Securities^	23,185	482,290

Tobacco — 1.5%
Altria Group, Inc.	91,208	6,513,163
Philip Morris International, Inc.	48,640	5,138,816
Other Securities^@	1,758	39,344
		11,691,323
Trading Companies & Distributors — 0.4%
Other Securities^	46,034	3,398,398

Transportation Infrastructure — 0.0%
Other Securities^	1,285	82,497

Water Utilities — 0.1%
Other Securities^	9,970	666,043

Wireless Telecommunication Services — 0.1%
Other Securities^	30,523	954,537

TOTAL COMMON STOCKS (Identified Cost $337,815,538)		753,713,755

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Other Securities^¶	1,858	6,262

Consumer Discretionary — 0.0%
Other Securities^¶	21,220	3

TOTAL RIGHTS AND WARRANTS (Identified Cost $13,348)		6,265

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,488,736	32,796,858

TOTAL MUTUAL FUNDS (Identified Cost $19,603,544)		32,796,858

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund, 1.210%	1,075,348	1,075,348

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.300%	4,802,814	4,802,814

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,878,162)		5,878,162

Total Investments — 100.3% (Identified Cost $363,310,592)#		792,395,040
Liabilities, Less Cash and Other Assets — (0.3%)		(2,183,684)
Net Assets — 100.0%		$790,211,356

†	See Note 1
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2017, the market value of the securities on loan was $16,782,196.
¶	Contingent value rights based on future performance
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $363,310,592. Net unrealized appreciation aggregated $429,084,448 of which $436,442,801 related to appreciated investment securities and $7,358,353 related to depreciated investment securities.

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.0%
Other Securities^	102,622	$5,948,840

Air Freight & Logistics — 0.7%
Other Securities^@	27,310	4,312,851

Airlines — 1.1%
Delta Air Lines, Inc.	68,152	3,816,512
Other Securities^	86,371	3,133,771
		6,950,283
Auto Components — 1.0%
Other Securities^	106,941	6,103,448

Automobiles — 1.8%
Ford Motor Co.	419,903	5,244,588
General Motors Co.	153,506	6,292,211
		11,536,799
Beverages — 0.4%
Other Securities^	31,706	2,602,111

Biotechnology — 0.1%
Other Securities^	3,786	560,139

Building Products — 0.5%
Other Securities^	51,265	3,007,737

Capital Markets — 3.0%
Bank of New York Mellon Corp. (The)	103,219	5,559,375
Goldman Sachs Group, Inc. (The)	24,637	6,276,522
Morgan Stanley	111,941	5,873,544
Other Securities^	20,623	1,193,147
		18,902,588
Chemicals — 1.5%
Other Securities^	164,325	9,084,185

Commercial Banks — 14.0%
Bank of America Corp.	415,381	12,262,047
Citigroup, Inc.	114,587	8,526,419
JPMorgan Chase & Co.	240,350	25,703,029
PNC Financial Services Group, Inc. (The)	29,778	4,296,667
Wells Fargo & Co.	338,421	20,532,002
Other Securities^	527,495	15,803,776
		87,123,940
Commercial Services & Supplies — 0.5%
Other Securities^	45,869	3,102,691

Communications Equipment — 2.9%
Cisco Systems, Inc.	407,323	15,600,471
Other Securities^	76,164	2,240,928
		17,841,399
Computers & Peripherals — 1.8%
HP, Inc.	196,800	4,134,768
Other Securities^	283,489	6,841,412
		10,976,180
Construction & Engineering — 0.4%
Other Securities^	51,149	2,423,883

Construction Materials — 0.1%
Other Securities^	6,066	778,692

Consumer Finance — 1.1%
Capital One Financial Corp.	47,279	4,708,043
Other Securities^	80,647	2,205,171
		6,913,214
Containers & Packaging — 0.3%
Other Securities^	30,622	1,873,495

Distributors — 0.3%
Other Securities^	47,648	1,937,844

Diversified Financial Services — 0.1%
Other Securities^	14,013	532,524

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	606,209	23,569,406
Other Securities^	112,692	1,879,702
		25,449,108
Electrical Equipment — 0.5%
Eaton Corp. PLC	40,532	3,202,433

Electronic Equipment, Instruments & Components — 1.2%
Other Securities^	176,004	7,515,522

Energy Equipment & Services — 0.9%
Other Securities^	131,514	5,945,473

Food & Staples Retailing — 3.6%
CVS Health Corp.	104,823	7,599,668
Wal-Mart Stores, Inc.	104,402	10,309,697
Walgreens Boots Alliance, Inc.	58,673	4,260,833
Other Securities^	17,077	545,269
		22,715,467
Food Products — 2.5%
Tyson Foods, Inc., Class A	41,844	3,392,293
Other Securities^	194,427	12,065,548
		15,457,841
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	92,763	5,293,985
Danaher Corp.	44,310	4,112,854
Medtronic PLC	94,115	7,599,786
Other Securities^	11,601	1,110,934
		18,117,559

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 5.9%
Aetna, Inc.	36,478	$6,580,266
Anthem, Inc.	30,249	6,806,327
Express Scripts Holding Co.*	63,449	4,735,833
Humana, Inc.	14,315	3,551,122
Other Securities^	135,986	14,770,545
		36,444,093
Hotels, Restaurants & Leisure — 1.5%
Royal Caribbean Cruises Ltd.	26,539	3,165,572
Other Securities^	133,913	6,225,612
		9,391,184
Household Durables — 2.2%
DR Horton, Inc.	65,701	3,355,350
Mohawk Industries, Inc.*	12,063	3,328,182
Other Securities^	123,091	7,078,091
		13,761,623
Independent Power Producers & Energy Traders — 0.2%
Other Securities^	56,123	1,279,505

Industrial Conglomerates — 0.2%
Other Securities^	26,705	1,131,225

Insurance — 5.6%
Travelers Companies, Inc. (The)	27,179	3,686,559
Other Securities^	443,336	31,390,029
		35,076,588
Internet & Catalog Retail — 0.3%
Other Securities^	71,603	1,748,545

IT Services — 1.0%
Other Securities^	78,742	6,535,832

Life Sciences Tools & Services — 0.5%
Other Securities^	18,622	3,251,841

Machinery — 2.0%
Stanley Black & Decker, Inc.	21,808	3,700,600
Other Securities^@	102,378	8,696,268
		12,396,868
Media — 5.0%
Charter Communications, Inc., Class A*	20,763	6,975,538
Comcast Corp., Class A	324,389	12,991,779
Time Warner, Inc.	94,794	8,670,807
Other Securities^	82,349	2,256,826
		30,894,950
Metals & Mining — 1.8%
Nucor Corp.	56,664	3,602,697
Other Securities^	211,693	7,408,079
		11,010,776
Multiline Retail — 0.8%
Other Securities^	101,232	5,183,181

Oil, Gas & Consumable Fuels — 12.4%
Andeavor	26,742	3,057,680
Chevron Corp.	118,481	14,832,636
ConocoPhillips	71,234	3,910,034
Exxon Mobil Corp.	292,675	24,479,337
Kinder Morgan, Inc.	174,875	3,159,991
Marathon Petroleum Corp.	58,629	3,868,342
Occidental Petroleum Corp.	47,333	3,486,549
Valero Energy Corp.	64,869	5,962,110
Other Securities^	314,628	14,640,230
		77,396,909
Personal Products — 0.0%
Other Securities^@	8,741	173,859

Pharmaceuticals — 2.6%
Pfizer, Inc.	314,927	11,406,656
Other Securities^	58,280	4,522,407
		15,929,063
Professional Services — 0.2%
Other Securities^	14,711	1,315,329

Real Estate Management & Development — 0.1%
Other Securities^	4,318	643,080

Road & Rail — 1.0%
Norfolk Southern Corp.	30,847	4,469,730
Other Securities^	16,015	1,812,024
		6,281,754
Semiconductors & Semiconductor Equipment — 6.5%
Intel Corp.	522,093	24,099,813
Lam Research Corp.	18,802	3,460,884
Micron Technology, Inc.*	96,568	3,970,876
QUALCOMM, Inc.	99,529	6,371,847
Other Securities^	49,051	2,587,067
		40,490,487
Software — 0.6%
Other Securities^	98,067	4,045,330

Specialty Retail — 0.2%
Other Securities^	19,374	1,206,129

Textiles, Apparel & Luxury Goods — 0.3%
Other Securities^	14,167	1,752,525

Thrifts & Mortgage Finance — 0.1%
Other Securities^	37,947	519,412

Transportation Infrastructure — 0.1%
Other Securities^	9,053	581,203
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.3%
Other Securities^	54,373	$1,725,955

TOTAL COMMON STOCKS
(Identified Cost $405,419,780)		621,083,492

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.1%
State Street Institutional U.S. Government
Money Market Fund, 1.210%	439,954	439,954

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending
Government Money Market
Portfolio, 1.300%	1,771,656	1,771,656

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,211,610)		2,211,610

Total Investments — 100.1%
(Identified Cost $407,631,390)#		623,295,102
Liabilities, Less Cash and
Other Assets — (0.1%)		(883,247)
Net Assets — 100.0%		$622,411,855

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2017, the market value of the securities on loan was $8,789,264.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $407,631,390. Net unrealized appreciation aggregated $215,663,712 of which $226,187,300 related to appreciated investment securities and $10,523,588 related to depreciated investment securities.

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings, Inc.*	44,002	$1,372,862
Aerovironment, Inc.*	17,026	956,180
Other Securities^@	173,216	5,988,780
		8,317,822
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	40,870	945,732
Other Securities^	41,944	1,588,986
		2,534,718
Airlines — 0.7%
Allegiant Travel Co.@	10,848	1,678,728
Other Securities^	29,109	1,363,763
		3,042,491
Auto Components — 1.8%
Dana, Inc.	32,214	1,031,170
Visteon Corp.*	7,099	888,369
Other Securities^@	181,337	5,946,480
		7,866,019
Automobiles — 0.1%
Other Securities^	10,123	562,839

Beverages — 0.4%
Other Securities^@	27,073	1,746,000

Biotechnology — 1.1%
Other Securities^@	425,954	4,742,105

Building Products — 2.3%
American Woodmark Corp.*	9,748	1,269,677
Armstrong World Industries, Inc.*	33,680	2,039,324
Other Securities^	213,572	6,812,885
		10,121,886
Capital Markets — 2.3%
Artisan Partners Asset Management,
Inc., Class A	29,908	1,181,366
BGC Partners, Inc., Class A	58,742	887,592
Interactive Brokers Group,
Inc., Class A	16,151	956,301
Other Securities^@	246,472	6,821,677
		9,846,936
Chemicals — 2.8%
Balchem Corp.	11,654	939,312
PolyOne Corp.	24,872	1,081,932
Other Securities^@	318,040	9,904,710
		11,925,954
Commercial Banks — 10.3%
Associated Banc-Corp.	35,548	902,919
BancorpSouth Bank	31,791	999,827
Bank of Hawaii Corp.	11,233	962,668
Cathay General Bancorp	21,914	924,113
Sterling Bancorp	62,083	1,527,242
TCF Financial Corp.	43,473	891,196
Other Securities^@	1,262,190	38,263,340
		44,471,305
Commercial Services & Supplies — 2.9%
Other Securities^@	452,157	12,649,192

Communications Equipment — 1.4%
Other Securities^@	328,565	6,136,896

Computers & Peripherals — 0.3%
Other Securities^@	87,433	1,184,428

Construction & Engineering — 1.6%
Dycom Industries, Inc.*@	9,800	1,092,014
Other Securities^@	193,297	5,978,934
		7,070,948
Construction Materials — 0.1%
Other Securities^@	10,034	551,634

Consumer Finance — 1.1%
FirstCash, Inc.	13,459	907,810
Other Securities^@	173,518	3,644,439
		4,552,249
Containers & Packaging — 0.3%
Other Securities^	34,781	1,115,760

Distributors — 0.1%
Other Securities^	12,188	383,614

Diversified Consumer Services — 1.1%
Other Securities^@	161,017	4,571,752

Diversified Financial Services — 0.1%
Other Securities^	24,963	284,041

Diversified Telecommunication Services — 0.6%
Other Securities^@	172,328	2,726,623

Electric Utilities — 0.9%
Other Securities^@	82,609	3,966,419

Electrical Equipment — 0.9%
Other Securities^@	116,700	4,016,872

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 3.4%
Anixter International, Inc.*	18,453	$1,402,428
Other Securities^@	381,522	13,070,743
		14,473,171
Energy Equipment & Services — 1.9%
Other Securities^@	773,646	7,990,154

Food & Staples Retailing — 0.6%
Other Securities^@	79,944	2,636,759

Food Products — 1.9%
B&G Foods, Inc. @	25,570	898,786
Snyders-Lance, Inc.	21,037	1,053,533
Other Securities^@	153,974	6,439,534
		8,391,853
Gas Utilities — 1.1%
WGL Holdings, Inc.	12,415	1,065,704
Other Securities^	72,246	3,876,624
		4,942,328
Health Care Equipment & Supplies — 3.1%
Cantel Medical Corp.	10,310	1,060,590
Other Securities^@	315,790	12,214,191
		13,274,781
Health Care Providers & Services — 2.5%
Chemed Corp.	5,293	1,286,305
Other Securities^@	379,040	9,504,893
		10,791,198
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	105,209	1,530,791
Other Securities^@	59,944	1,325,814
		2,856,605
Hotels, Restaurants & Leisure — 3.7%
Marriott Vacations Worldwide Corp.	8,070	1,091,145
Texas Roadhouse, Inc.	19,524	1,028,524
Other Securities^@	493,458	13,703,442
		15,823,111
Household Durables — 2.0%
Other Securities^@	267,058	8,568,410

Household Products — 0.5%
Other Securities^@	53,414	1,962,097

Independent Power Producers & Energy Traders — 0.3%
Other Securities^@	64,172	1,505,581

Industrial Conglomerates — 0.1%
Other Securities^	9,755	335,084

Insurance — 3.7%
CNO Financial Group, Inc.	45,733	1,129,148
Kemper Corp.	15,116	1,041,492
Primerica, Inc.	10,078	1,023,421
Other Securities^@	417,598	12,764,554
		15,958,615
Internet & Catalog Retail — 0.6%
Other Securities^@	96,734	2,536,226

Internet Software & Services — 1.1%
Other Securities^@	262,282	4,660,366

IT Services — 1.8%
Other Securities^	255,223	7,768,994

Leisure Equipment & Products — 0.3%
Other Securities^@	82,272	1,398,008

Life Sciences Tools & Services — 0.2%
Other Securities^@	51,279	836,142

Machinery — 5.5%
Albany International Corp., Class A	20,398	1,253,457
John Bean Technologies Corp.	8,769	971,605
Other Securities^@	574,378	21,417,238
		23,642,300
Marine — 0.2%
Other Securities^	19,167	670,926

Media — 1.6%
Nexstar Media Group, Inc. @	11,553	903,445
Other Securities^@	314,286	6,201,986
		7,105,431
Metals & Mining — 1.5%
Other Securities^@	447,745	6,558,058

Multi-Utilities — 0.7%
Avista Corp.	25,390	1,307,331
Other Securities^@	27,280	1,568,501
		2,875,832
Multiline Retail — 0.3%
Other Securities^@	76,822	1,314,031

Oil, Gas & Consumable Fuels — 2.7%
Other Securities^@	906,312	11,765,182

Paper & Forest Products — 1.0%
Other Securities^	139,221	4,298,167

Personal Products — 0.7%
Other Securities^@	216,192	2,878,534

Pharmaceuticals — 1.0%
Other Securities^@	226,433	4,226,293

Professional Services — 1.6%
On Assignment, Inc.*	15,403	989,951
Other Securities^	216,976	6,095,271
		7,085,222
Real Estate Management & Development — 0.6%
Other Securities^@	86,284	2,464,276

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail — 1.4%
Avis Budget Group, Inc.*@	25,970	$1,139,564
Knight-Swift Transportation
Holdings, Inc.@	34,358	1,502,132
Other Securities^@	115,310	3,345,872
		5,987,568
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.*	19,544	1,318,829
Amkor Technology, Inc.*	98,755	992,488
Entegris, Inc.	31,223	950,740
MKS Instruments, Inc.	12,903	1,219,333
Silicon Laboratories, Inc.*	10,644	939,865
Other Securities^	492,504	10,027,871
		15,449,126
Software — 1.8%
Other Securities^@	471,061	7,923,907

Specialty Retail — 3.7%
American Eagle Outfitters, Inc.	121,677	2,287,528
Murphy USA, Inc.*	11,169	897,541
Other Securities^@	734,085	12,870,406
		16,055,475
Textiles, Apparel & Luxury Goods — 1.0%
Other Securities^@	159,142	4,394,909

Thrifts & Mortgage Finance — 2.3%
Other Securities^@	459,346	9,726,803

Tobacco — 0.3%
Other Securities^@	47,913	1,187,719

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	17,141	1,167,302
Beacon Roofing Supply, Inc.*	16,149	1,029,660
Other Securities^@	186,072	5,859,525
		8,056,487
Transportation Infrastructure — 0.0%
Other Securities^@	3,964	10,148

Water Utilities — 0.6%
American States Water Co.	19,710	1,141,406
Other Securities^	36,763	1,565,942
		2,707,348
Wireless Telecommunication Services — 0.4%
Other Securities^	58,809	1,594,952

TOTAL COMMON STOCKS
(Identified Cost $279,598,432)		429,076,680

RIGHTS AND WARRANTS — 0.0%
Media — 0.0%
Other Securities^¶	3,965	414

Pharmaceuticals — 0.0%
Other Securities^¶	656	—

Software — 0.0%
Other Securities^@¶	5,000	—

TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		414

SHORT-TERM INVESTMENTS — 5.0%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market Fund,
1.210%	460,933	460,933

Collateral For Securities On Loan — 4.9%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.300%	21,246,569	21,246,569

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,707,502)		21,707,502

Total Investments — 104.6%
(Identified Cost $301,305,934)#		450,784,596
Liabilities, Less Cash and
Other Assets — (4.6%)		(19,740,403)
Net Assets — 100.0%		$431,044,193

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

†	See Note 1
*	Non-income producing security
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net asset of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair value securities.
@	A portion or all of the security/securities were held on loan. As of December 31, 2017, the market value of the securities on loan was $49,467,273.
¶	Contingent value rights based on future performance.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $301,305,934. Net unrealized appreciation aggregated $149,478,662 of which $173,979,071 related to appreciated investment securities and $24,500,409 related to depreciated investment securities.

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 5.7%
Australia & New Zealand Banking
Group Ltd.	418,228	$9,378,509
BHP Billiton Ltd.	415,931	9,596,361
Woodside Petroleum Ltd.	211,619	5,462,030
Other Securities^	3,527,924	20,306,040
		44,742,940
Austria — 0.1%
Other Securities^	20,427	902,484

Belgium — 1.1%
Other Securities^	101,979	8,520,319

Canada — 8.1%
Bank of Montreal	107,055	8,566,541
Manulife Financial Corp.¥	55,041	1,148,111
Manulife Financial Corp.	184,732	3,853,510
Sun Life Financial, Inc.	67,385	2,780,305
Sun Life Financial, Inc.¥	30,213	1,246,977
Suncor Energy, Inc.¥	266,726	9,792,685
Suncor Energy, Inc.	65,644	2,410,448
Teck Resources Ltd., Class B¥	75,600	1,976,907
Teck Resources Ltd., Class B@	94,542	2,474,164
Other Securities^	2,208,081	29,089,418
		63,339,066
Denmark — 1.6%
Other Securities^	156,507	12,108,083

Finland — 0.7%
Other Securities^	308,767	5,726,385

France — 9.1%
AXA SA	161,385	4,789,628
BNP Paribas SA	147,260	10,998,941
Engie SA	296,273	5,095,848
Orange SA	358,763	6,230,931
Renault SA	51,848	5,220,023
Societe Generale SA	81,356	4,202,323
Total SA	360,608	19,922,532
Other Securities^	707,021	15,184,773
		71,644,999
Germany — 7.2%
Allianz SE	21,152	4,860,119
Bayerische Motoren Werke AG	64,181	6,686,564
Daimler AG	184,001	15,630,762
Other Securities^	887,521	29,440,817
		56,618,262
Hong Kong — 2.6%
CK Hutchison Holdings Ltd.	402,624	5,055,443
Other Securities^	4,814,875	15,490,426
		20,545,869
Ireland — 0.3%
Other Securities^	147,132	2,496,171

Israel — 0.4%
Other Securities^@	408,839	2,885,210

Italy — 1.4%
UniCredit SpA *	290,956	5,439,030
Other Securities^	2,835,868	5,384,650
		10,823,680
Japan — 22.9%
Hitachi Ltd.	660,000	5,142,347
Honda Motor Co., Ltd.	271,700	9,312,673
Mitsubishi UFJ Financial
Group, Inc., ADR	1,031,340	7,497,842
Nissan Motor Co., Ltd.	426,800	4,255,689
Sumitomo Mitsui Financial Group, Inc.	217,400	9,392,529
Toyota Motor Corp.	234,990	15,043,114
Other Securities^	10,278,895	129,051,544
		179,695,738
Netherlands — 4.2%
Fiat Chrysler Automobiles NV *	338,462	6,055,002
ING Groep NV	438,143	8,056,438
Koninklijke Ahold Delhaize NV	206,865	4,550,872
Other Securities^	517,235	14,593,148
		33,255,460
New Zealand — 0.1%
Other Securities^	217,808	882,290

Norway — 0.8%
Other Securities^	390,146	5,826,550

Portugal — 0.0%
Other Securities^	446,935	270,601

Singapore — 0.7%
Other Securities^	3,192,201	5,795,208

Spain — 2.7%
Banco Santander SA	1,880,534	12,362,582
Repsol SA	316,892	5,606,383
Other Securities^	1,332,655	3,018,156
		20,987,121
Sweden — 2.7%
Nordea Bank AB	493,196	5,970,226
Other Securities^	1,440,655	15,442,103
		21,412,329
Switzerland — 7.9%
Adecco Group SA	49,724	3,804,120
Cie Financiere Richemont SA	69,300	6,279,635
LafargeHolcim Ltd.*µ	79,934	4,507,541
Novartis AG	116,713	9,869,312
Swatch Group AG (The)µ	12,412	948,939
Swatch Group AG (The)µ	8,156	3,326,178

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Swiss Re AG	47,318	$4,430,979
UBS Group AG*	263,220	4,845,982
Zurich Insurance Group AG	26,257	7,992,022
Other Securities^@	346,845	16,378,011
		62,382,719
United Kingdom — 17.8%
Anglo American PLC@	308,715	6,458,499
Barclays PLC, ADR	410,687	4,476,488
BP PLC, ADR@	445,354	18,718,229
Glencore PLC*	1,277,911	6,728,953
HSBC Holdings PLC, ADR@	355,216	18,343,354
Lloyds Banking Group PLC	8,529,886	7,838,220
Royal Dutch Shell PLC, ADR,
Class A@	289,519	19,313,813
Royal Dutch Shell PLC, ADR,
Class B@	246,393	16,826,178
Vodafone Group PLC	6,493,805	20,603,898
Other Securities^	3,324,779	20,202,708
		139,510,340
TOTAL COMMON STOCKS
(Identified Cost $641,815,975)		770,371,824

PREFERRED STOCKS — 1.2%
Germany — 1.2%
Volkswagen AG, 4.550%	36,209	7,231,478
Other Securities^	26,972	2,317,967
		9,549,445

TOTAL PREFERRED STOCKS
(Identified Cost $10,485,381)		9,549,445

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Other Securities^	316,892	144,104

TOTAL RIGHTS AND WARRANTS
(Identified Cost $144,527)		144,104

SHORT-TERM INVESTMENTS — 5.7%
Investment Company — 0.4%
State Street Institutional U.S.
Government Money Market
Fund, 1.210%	3,014,148	3,014,148

Collateral For Securities On Loan — 5.3%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.300%	41,992,954	41,992,954

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $45,007,102)		45,007,102

Total Investments — 105.0%
(Identified Cost $697,452,985)#		825,072,475
Liabilities, Less Cash and Other
Assets — (5.0%)		(39,345,895)
Net Assets — 100.0%		$785,726,580

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
@	A portion or all of the security/securities were held on loan. As of December 31, 2017, the market value of the securities on loan was $67,974,325.
µ	Traded on the Switzerland, SIX Swiss Exchange.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $697,452,985. Net unrealized appreciation aggregated $127,619,490 of which $167,038,977 related to appreciated investment securities and $39,419,487 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2017
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	20.7%
Oil, Gas & Consumable Fuels	14.9%
Automobiles	10.4%
Insurance	8.2%
Metals & Mining	8.0%
Chemicals	4.1%
Wireless Telecommunication Services	2.8%
Capital Markets	2.4%
Real Estate Management & Development	2.2%
Pharmaceuticals	2.0%

Country Weightings
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small
Company Portfolio£	17,679,565	$376,044,352

TOTAL MUTUAL FUNDS
(Identified Cost $214,568,698)		376,044,352

Total Investments — 100.0%
(Identified Cost $214,568,698)#		376,044,352
Cash and Other Assets,
Less Liabilities — 0.0%		116,852
Net Assets — 100.0%		$376,161,204

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $214,568,698. Net unrealized appreciation aggregated $161,475,654, which related solely to appreciated investment securities.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Brazil — 6.5%
Banco do Brasil SA	90,948	$872,438
Petroleo Brasileiro SA*	386,643	1,971,039
Vale SA	572,937	6,953,798
Other Securities^@	961,848	5,107,265
		14,904,540
Chile — 1.5%
Other Securities^@	14,078,998	3,485,498

China — 17.2%
Bank of China Ltd., H Shares	5,005,902	2,460,391
China Construction Bank Corp., H Shares	6,184,810	5,699,666
China Mobile Ltd.	125,500	1,273,015
China Overseas Land & Investment Ltd.	338,000	1,088,041
China Petroleum & Chemical Corp., H Shares	2,062,400	1,512,579
CNOOC Ltd.	1,367,000	1,963,143
Industrial & Commercial
Bank of China Ltd., H Shares	6,073,000	4,889,275
PetroChina Co., Ltd., H Shares	1,874,000	1,307,244
Other Securities^@±	31,207,981	19,391,837
		39,585,191
Colombia — 0.4%
Other Securities^	110,844	897,421

Czech Republic — 0.3%
Other Securities^	28,833	613,301

Greece — 0.1%
Other Securities^	82,900	247,395

Hungary — 0.3%
Other Securities^	45,927	772,867

India — 13.3%
Axis Bank Ltd.	134,335	1,184,291
Bharti Airtel Ltd.	193,898	1,612,184
Reliance Industries Ltd.	354,872	5,115,628
Tata Motors Ltd.*	174,932	1,181,790
Vedanta Ltd.	226,544	1,173,227
Other Securities^±	5,096,462	20,305,330
		30,572,450
Indonesia — 2.5%
Bank Mandiri Tbk PT	1,653,000	974,682
Other Securities^	54,068,859	4,843,065
		5,817,747
Korea — 17.6%
Hana Financial Group, Inc.	32,935	1,532,075
Hyundai Motor Co.	23,617	3,441,457
Hyundai Steel Co.	17,004	930,769
KB Financial Group, Inc., ADR*	30,036	1,757,406
Kia Motors Corp.	50,352	1,575,631
LG Display Co., Ltd., ADR*	62,695	862,683
LG Electronics, Inc.*	11,707	1,159,163
POSCO, ADR*	51,360	4,012,757
Samsung Life Insurance Co., Ltd.	7,871	915,361
Shinhan Financial Group Co., Ltd.*	26,743	1,234,042
Shinhan Financial Group Co., Ltd., ADR*	29,439	1,365,970
SK Innovation Co., Ltd.	11,354	2,168,879
Other Securities^	929,533	19,590,074
		40,546,267
Malaysia — 2.6%
Other Securities^	10,457,846	6,076,807

Mexico — 3.4%
Cemex SAB de CV*	1,439,154	1,076,667
Grupo Financiero Banorte SAB de CV	218,259	1,198,052
Grupo Mexico SAB de CV, Series B	492,938	1,627,792
Other Securities^±	2,041,743	3,870,600
		7,773,111
Philippines — 1.1%
Other Securities^±	8,464,920	2,624,205

Poland — 1.5%
Other Securities^	586,370	3,531,062

Russia — 1.8%
Gazprom PAO, ADR	346,393	1,527,593
Lukoil PJSC, ADR	38,049	2,177,164
Other Securities^	118,266	454,663
		4,159,420
South Africa — 7.9%
Barclays Africa Group Ltd.	80,281	1,180,872
MTN Group Ltd.	245,879	2,714,655
Sasol Ltd.	25,120	869,338
Sasol Ltd., ADR@	44,369	1,517,864
Standard Bank Group Ltd.	207,913	3,287,958
Other Securities^@	2,924,058	8,511,617
		18,082,304

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 16.1%
Cathay Financial Holding Co., Ltd.	937,000	$1,684,544
China Steel Corp.	2,044,800	1,700,650
CTBC Financial Holding Co., Ltd.	2,578,280	1,776,122
Fubon Financial Holding Co., Ltd.	1,119,211	1,906,816
Hon Hai Precision Industry Co., Ltd.	419,335	1,341,489
Mega Financial Holding Co., Ltd.	1,210,850	978,576
United Microelectronics Corp.	2,099,513	1,001,834
Other Securities^@	35,131,642	26,611,799
		37,001,830
Thailand — 2.8%
PTT Exploration & Production PCL	263,600	808,837
PTT PCL	167,700	2,253,839
Other Securities^	8,345,701	3,307,323
		6,369,999
Turkey — 1.3%
Other Securities^	1,784,508	2,860,632
TOTAL COMMON STOCKS (Identified Cost $194,796,051)		225,922,047

PREFERRED STOCKS — 1.8%
Brazil — 1.7%
Petroleo Brasileiro SA, 0.998%*	377,007	1,829,855
Petroleo Brasileiro SA, ADR, 0.900%*	142,818	1,403,901
Other Securities^	222,843	593,489
		3,827,245
Colombia — 0.1%
Other Securities^	64,889	266,412
TOTAL PREFERRED STOCKS
(Identified Cost $4,706,064)		4,093,657

RIGHTS AND WARRANTS — 0.0%
Hong Kong — 0.0%
Other Securities^	9,667	544

Indonesia — 0.0%
Other Securities^	393,066	7,938

Malaysia — 0.0%
Other Securities^	64,821	11,528
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		20,010

SHORT-TERM INVESTMENTS — 2.1%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.210%	559,050	559,050

Collateral For Securities On Loan — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.300%	4,223,683	4,223,683

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,782,733)		4,782,733

Total Investments — 102.1% (Identified Cost $204,284,848)#		234,818,447
Liabilities, Less Cash and Other Assets — (2.1%)		(4,791,308)
Net Assets — 100.0%		$230,027,139

†	See Note 1
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

@	A portion or all of the security/securities were held on loan. As of December 31, 2017, the market value of the securities on loan was $5,096,764.
*	Non-income producing security
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2017 amounted to $1,202,965 or 0.52% of the net assets of the Fund.

#

At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $204,284,848. Net unrealized appreciation aggregated $30,533,599 of which $47,166,400 related to appreciated investment securities and $16,632,801 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2017
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.2%
Oil, Gas & Consumable Fuels	14.0%
Metals & Mining	11.1%
Real Estate Management & Development	4.0%
Chemicals	3.9%
Electronic Equipment, Instruments
& Components	3.6%
Automobiles	3.4%
Wireless Telecommunication Services	2.7%
Insurance	2.6%
Industrial Conglomerates	2.6%

Country Weightings
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	17,192	$470,373
Agree Realty Corp.	5,009	257,663
Alexander’s, Inc.	518	205,050
Alexandria Real Estate Equities, Inc.	17,452	2,279,057
American Assets Trust, Inc.	8,315	317,966
American Campus Communities, Inc.	27,869	1,143,465
American Homes 4 Rent., Class A	39,177	855,626
American Tower Corp.	48,802	6,962,581
Apartment Investment & Management Co., Class A	32,098	1,403,004
Apple Hospitality REIT, Inc.	33,183	650,719
Ashford Hospitality Prime, Inc.	7,756	75,466
Ashford Hospitality Trust, Inc.	19,998	134,587
AvalonBay Communities, Inc.	25,991	4,637,054
Bluerock Residential Growth REIT, Inc.	3,300	33,363
Boston Properties, Inc.	29,150	3,790,374
Brandywine Realty Trust	39,490	718,323
Brixmor Property Group, Inc.	55,900	1,043,094
BRT Apartments Corp.	400	4,716
Camden Property Trust	18,428	1,696,482
CareTrust REIT, Inc.	11,450	191,902
CBL & Associates Properties, Inc.@	34,365	194,506
Cedar Realty Trust, Inc.	17,672	107,446
Chatham Lodging Trust	8,674	197,420
Chesapeake Lodging Trust	14,236	385,653
City Office REIT, Inc.	2,976	38,718
Columbia Property Trust, Inc.	20,692	474,881
Condor Hospitality Trust, Inc.	1,057	10,517
CoreSite Realty Corp.	7,619	867,804
Corporate Office Properties Trust	20,988	612,850
Cousins Properties, Inc.	67,428	623,709
Crown Castle International Corp.	38,859	4,313,738
CubeSmart	38,171	1,103,905
CyrusOne, Inc.	15,754	937,836
DCT Industrial Trust, Inc.	20,528	1,206,636
DDR Corp.	70,573	632,334
DiamondRock Hospitality Co.	45,908	518,301
Digital Realty Trust, Inc.	38,709	4,408,955
Douglas Emmett, Inc.	32,605	1,338,761
Duke Realty Corp.	72,954	1,985,078
Easterly Government Properties, Inc.@	1,300	27,742
EastGroup Properties, Inc.	7,513	663,999
Education Realty Trust, Inc.	14,022	489,648
Empire State Realty Trust, Inc., Class A	25,972	533,205
EPR Properties	14,464	946,813
Equinix, Inc.	14,309	6,485,125
Equity Commonwealth*	27,081	826,241
Equity LifeStyle Properties, Inc.	17,322	1,542,004
Equity Residential	68,923	4,395,220
Essex Property Trust, Inc.	12,759	3,079,640
Extra Space Storage, Inc.	24,417	2,135,267
Federal Realty Investment Trust	14,487	1,924,018
First Industrial Realty Trust, Inc.	26,455	832,539
Forest City Realty Trust, Inc., Class A	43,199	1,041,096
Four Corners Property Trust, Inc.	3,827	98,354
Franklin Street Properties Corp.	22,915	246,107
Gaming & Leisure Properties, Inc.	37,864	1,400,968
Getty Realty Corp.	6,637	180,261
GGP, Inc.	123,337	2,884,852
Gladstone Commercial Corp.	5,964	125,602
Global Medical REIT, Inc.	5,127	42,041
Global Net Lease, Inc.	5,051	103,950
Government Properties Income Trust	17,229	319,426
Gramercy Property Trust	23,457	625,364
HCP, Inc.	92,668	2,416,781
Healthcare Realty Trust, Inc.	24,902	799,852
Healthcare Trust of America, Inc., Class A	31,584	948,783
Hersha Hospitality Trust	9,632	167,597
Highwoods Properties, Inc.	22,688	1,155,046
Hospitality Properties Trust	36,298	1,083,495
Host Hotels & Resorts, Inc.	144,951	2,877,277
Hudson Pacific Properties, Inc.	26,464	906,392
Independence Realty Trust, Inc.	6,510	65,686
Investors Real Estate Trust	26,116	148,339
Invitation Homes, Inc.	7,584	178,755
Iron Mountain, Inc.	49,787	1,878,464
JBG SMITH Properties	18,267	634,413
Kilroy Realty Corp.	20,805	1,553,093
Kimco Realty Corp.	87,047	1,579,903
Kite Realty Group Trust	19,357	379,397
Lamar Advertising Co., Class A	9,637	715,451
LaSalle Hotel Properties	25,244	708,599
Lexington Realty Trust	48,883	471,721
Liberty Property Trust	30,565	1,314,601
Life Storage, Inc.	8,992	800,917
LTC Properties, Inc.	8,869	386,245
Macerich Co. (The)	24,162	1,586,960
Mack-Cali Realty Corp.	19,584	422,231
MedEquities Realty Trust, Inc.	3,453	38,743
Medical Properties Trust, Inc.	58,588	807,343
MGM Growth Properties LLC, Class A@	2,799	81,591
Mid-America Apartment Communities, Inc.	22,000	2,212,320
Monmouth Real Estate Investment Corp., Class A	14,037	249,859
National Health Investors, Inc.	8,820	664,852
National Retail Properties, Inc.	31,834	1,373,000
National Storage Affiliates Trust	1,654	45,088
New Senior Investment Group, Inc.	17,592	132,996
NexPoint Residential Trust, Inc.	2,800	78,232
NorthStar Realty Europe Corp.	7,232	97,126
Omega Healthcare Investors, Inc.@	43,595	1,200,606
One Liberty Properties, Inc.	2,871	74,416
Outfront Media, Inc.	14,049	325,937
Paramount Group, Inc.	26,438	419,042
Park Hotels & Resorts, Inc.	18,120	520,950
Pebblebrook Hotel Trust@	16,826	625,422
Pennsylvania REIT	14,993	178,267

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Physicians Realty Trust	20,043	$360,574
Piedmont Office Realty Trust, Inc., Class A	32,747	642,169
Prologis, Inc.	97,711	6,303,337
PS Business Parks, Inc.	4,655	582,294
Public Storage	28,949	6,050,341
QTS Realty Trust, Inc., Class A	8,920	483,107
Quality Care Properties, Inc.*	20,620	284,762
Ramco-Gershenson Properties Trust	18,901	278,412
Realty Income Corp.	53,716	3,062,886
Regency Centers Corp.	30,405	2,103,418
Retail Opportunity Investments Corp.	24,585	490,471
Retail Properties of America, Inc., Class A	53,599	720,371
Rexford Industrial Realty, Inc.	12,916	376,631
RLJ Lodging Trust	38,055	836,068
Ryman Hospitality Properties	10,494	724,296
Sabra Healthcare REIT, Inc.	37,581	705,395
Saul Centers, Inc.	3,327	205,442
SBA Communications Corp.*	16,397	2,678,614
Select Income REIT	15,667	393,712
Senior Housing Properties Trust	53,916	1,032,491
Seritage Growth Properties, Class A@	164	6,635
Simon Property Group, Inc.	56,436	9,692,319
SL Green Realty Corp.	19,178	1,935,636
Sotherly Hotels, Inc.	3,111	20,066
Spirit Realty Capital, Inc.	104,573	897,236
STAG Industrial, Inc.	16,666	455,482
STORE Capital Corp.	26,841	698,940
Summit Hotel Properties, Inc.	21,227	323,287
Sun Communities, Inc.	13,063	1,211,985
Sunstone Hotel Investors, Inc.	48,579	803,011
Tanger Factory Outlet Centers, Inc.@	21,805	578,051
Taubman Centers, Inc.@	13,717	897,503
Terreno Realty Corp.	10,190	357,261
Tier REIT, Inc.	2,000	40,780
UDR, Inc.	52,968	2,040,327
UMH Properties, Inc.	5,369	79,998
Uniti Group, Inc.@*	14,767	262,705
Universal Health Realty Income Trust	3,394	254,923
Urban Edge Properties	22,808	581,376
Urstadt Biddle Properties, Inc.	1,000	16,950
Urstadt Biddle Properties, Inc., Class A	6,307	137,114
Ventas, Inc.	66,204	3,972,902
VEREIT, Inc.	197,221	1,536,352
Vornado Realty Trust	33,691	2,633,962
Washington Prime Group, Inc.@	43,142	307,171
Washington REIT	16,908	526,177
Weingarten Realty Investors	27,738	911,748
Welltower, Inc.	69,482	4,430,867
Wheeler Real Estate Investment Trust, Inc.@	1,401	13,982
Whitestone REIT@	7,118	102,570
WP Carey, Inc.	22,588	1,556,313
Xenia Hotels & Resorts, Inc.	10,828	233,777
		175,917,380
TOTAL COMMON STOCKS (Identified Cost $115,038,514)		175,917,380

SHORT-TERM INVESTMENTS — 2.1%
Investment Company — 0.6%
State Street Institutional U.S. Government Money Market Fund, 1.210%	1,099,554	1,099,554

Collateral For Securities On Loan — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.300%	2,540,031	2,540,031
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,639,585)		3,639,585

Total Investments — 101.3% (Identified Cost $118,678,099)#		179,556,965
Liabilities, Less Cash and Other Assets — (1.3%)		(2,228,713)
Net Assets — 100.0%		$177,328,252

†	See Note 1
@	Aportion or all of the security was held on loan. As of December 31, 2017, the market value of the securities on loan was $4,228,566.
*	Non-income producing security.
#

At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $118,678,099. Net unrealized appreciation aggregated $60,878,866 of which $64,688,843 related to appreciated investment securities and $3,809,977 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
SA Emerging Markets Value Fund€	285,657	$3,056,533
SA Global Fixed Income Fund€	411,336	3,948,829
SA International Value Fund€	462,948	5,772,958
SA Real Estate Securities Fund€	133,946	1,518,949
SA U.S. Core Market Fund€	233,595	5,463,796
SA U.S. Fixed Income Fund€	359,870	3,645,483
SA U.S. Small Company Fund€	104,559	2,731,084
SA U.S. Value Fund€	226,152	4,249,385
		30,387,017
TOTAL MUTUAL FUNDS
(Identified Cost $27,612,530)		30,387,017

Total Investments — 99.9%
(Identified Cost $27,612,530)#		30,387,017
Cash and Other Assets,
Less Liabilities — 0.1%		22,753
Net Assets — 100.0%		$30,409,770

†	See Note 1
€	Affiliated company
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $27,612,530. Net unrealized appreciation aggregated $2,774,487 of which $2,808,537 related to appreciated investment securities and $34,050 related to depreciated investment securities.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2017 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value	$605,498,270	$742,874,337	$792,395,040
Investments in affiliated securities, at value	—	—	—
Cash	—	—	4,455
Foreign currency, at value	—	416,377	—
Receivable for investments sold	—	—	2,069,445
Dividends and interest receivable	3,015,987	4,673,008	660,294
Receivable for fund shares sold	1,260,401	1,587,303	1,252,660
Unrealized appreciation on forward foreign
currency exchange contracts (Note 1)	—	835,294	—
Receivable from the Adviser (Note 2)	—	491	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	16,408	24,178	24,278
Other assets	—	—	1,284
Total Assets	609,791,066	750,410,988	796,407,456

LIABILITIES
Payable for investments purchased	—	35	360,202
Payable for fund shares redeemed	380,999	792,072	394,128
Collateral for securities on loan (Note 1)	—	23,807,013	4,802,814
Unrealized depreciation on forward foreign
currency exchange contracts (Note 1)	—	2,350,931	—
Advisory fee payable (Note 2)	85,419	153,372	297,112
Sub-Advisory fee payable (Note 2)	25,827	30,674	30,495
Administration fee payable (Note 2)	51,654	61,349	66,007
Sub-Administration fee payable (Note 2)	18,884	22,368	21,900
Custody and accounting fees payable	22,251	25,247	28,234
Trustees’ fees payable (Note 2)	115	115	115
Shareholder servicing fee payable (Note 2)	121,802	145,553	155,151
Transfer agent fee payable	14,616	17,233	20,379
Professional fees payable	5,312	4,992	5,846
Accrued expenses and other liabilities	11,062	13,450	13,717
Total Liabilities	737,941	27,424,404	6,196,100
NET ASSETS	$609,053,125	$722,986,584	$790,211,356

NET ASSETS CONSIST OF:
Paid-in capital	$612,889,732	$725,184,460	$351,527,093
Undistributed (overdistributed) net investment income (loss)	(27,994)	1,681,200	(111,804)
Accumulated net realized gain (loss)	(1,090,211)	(643,596)	9,711,619
Net unrealized appreciation (depreciation) on:
Investments (1)	(2,718,402)	(1,738,696)	429,084,448
Foreign currency and forward currency transactions	—	(1,496,784)	—

NET ASSETS	$609,053,125	$722,986,584	$790,211,356

INVESTOR CLASS SHARES
Net Assets	$566,189,688	$677,290,696	$719,389,552
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	55,907,891	70,543,108	30,756,283
Net asset value per share	$10.13	$9.60	$23.39
SELECT CLASS SHARES(2)
Net Assets	$42,863,437	$45,695,888	$70,821,804
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	4,232,682	4,765,630	3,029,867
Net asset value per share	$10.13	$9.59	$23.37
Identified cost of unaffiliated investments	$608,216,672	$744,613,033	$363,310,592
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$409,472	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—
(2) For the period from July 3, 2017 (commencement of class operations) to December 31, 2017

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$623,295,102	$450,784,596	$825,072,475	$376,044,352	$234,818,447	$179,556,965
—	—	—	—	—	—
7,619	3,144	52,150	45,300	—	—
—	—	159,738	—	355,023	—
320,400	1,058,519	—	—	—	—
492,409	549,191	1,383,230	—	138,246	861,859
1,048,048	801,055	1,247,932	618,137	409,245	392,906

—	—	—	—	—	—
16,202	23,529	—	599	46,983	6,896
—	—	972,456	—	—	—
22,071	20,650	22,308	20,353	13,017	13,189
—	—	—	—	—	—
625,201,851	453,240,684	828,910,289	376,728,741	235,780,961	180,831,815

88,326	256,005	—	45,000	227,491	538,679
387,508	214,208	419,021	209,498	103,086	254,925
1,771,656	21,246,569	41,992,954	—	4,223,683	2,540,031

—	—	—	—	—	—
247,412	161,687	323,524	156,033	93,021	51,565
51,424	125,756	129,257	—	93,021	22,099
51,424	35,931	64,628	31,207	18,604	14,733
17,107	12,041	20,913	10,288	5,998	5,293
18,682	26,322	37,482	5,605	64,366	10,907
115	115	115	115	115	115
121,162	85,077	152,845	74,242	43,390	34,487
19,959	19,648	20,554	19,584	17,735	18,211
4,648	6,060	4,113	5,698	6,485	9,984
10,573	7,072	18,303	10,267	856,827	2,534
2,789,996	22,196,491	43,183,709	567,537	5,753,822	3,503,563
$622,411,855	$431,044,193	$785,726,580	$376,161,204	$230,027,139	$177,328,252

$396,074,750	$274,413,024	$680,096,954	$230,880,962	$206,217,683	$118,150,062
80,050	(243,591)	1,019,075	(1,307,904)	(1,025,815)	569,770
10,593,343	7,396,098	(23,038,091)	(14,887,508)	(4,855,139)	(2,270,446)

215,663,712	149,478,662	127,619,490	161,475,654	29,688,093	60,878,866
—	—	29,152	—	2,317	—

$622,411,855	$431,044,193	$785,726,580	$376,161,204	$230,027,139	$177,328,252

$568,930,118	$396,648,155	$721,545,421	$353,405,324	$207,356,068	$160,521,348

30,279,513	15,182,603	57,880,866	14,989,445	19,372,719	14,157,174
$18.79	$26.13	$12.47	$23.58	$10.70	$11.34

$53,481,737	$34,396,038	$64,181,159	$22,755,880	$22,671,071	$16,806,904

2,846,848	1,316,361	5,148,439	965,398	2,117,003	1,482,693
$18.79	$26.13	$12.47	$23.57	$10.71	$11.34
$407,631,390	$301,305,934	$697,452,985	$214,568,698	$204,284,848	$118,678,099
$—	$—	$—	$—	$—	$—
$—	$—	$158,579	$—	$352,386	$—
$—	$—	$—	$—	$845,506	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2017 (Unaudited) (Continued)

SA Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$30,387,017
Receivable for fund shares sold	126,690
Receivable from the Adviser (Note 2)	15,286
Prepaid expenses	19,155
Total Assets	30,548,148

LIABILITIES
Payable for investments purchased	114,648
Payable for fund shares redeemed	12,041
Sub-Administration fee payable (Note 2)	726
Custody and accounting fees payable	8,044
Trustees’ fees payable (Note 2)	115
Transfer agent fee payable	2,549
Accrued expenses and other liabilities	255
Total Liabilities	138,378
NET ASSETS	$30,409,770
NET ASSETS CONSIST OF:
Paid-in capital	$26,310,218
Overdistributed net investment loss	(26,400)
Accumulated net realized gain (loss)	1,351,465
Net unrealized appreciation (depreciation) on:
Investments	2,774,487
NET ASSETS	$30,409,770
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	2,676,996
Net asset value per share	$11.36
Identified cost of affiliated investments	$27,612,530

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$6,982,030
Affiliated dividends	—	—	—
Interest (1)	4,444,235	6,476,625	46,829
Other income	—	—	15,025
Taxes withheld	—	—	(471)
Total Income	4,444,235	6,476,625	7,043,413
Expenses:
Advisory fees (Note 2)	457,909	908,313	1,706,774
Shareholder services fees (Note 2)
Investor Class	726,721	869,339	907,594
Select Class (†)	7,292	7,795	8,117
Administration fees (Note 2)	305,273	363,325	379,272
Sub-Advisory fees (Note 2)	152,636	181,663	167,983
Expense recouped by the Adviser (Note 2)	44,132	—	—
Sub-Administration fees (Note 2)	56,061	66,681	67,782
Trustees’ fees and expenses (Note 2)	14,065	14,065	14,065
Custody and accounting fees	43,670	57,269	61,156
Transfer agent fees	62,961	65,541	75,733
Professional fees *	41,165	48,176	47,767
Registration fees	17,553	17,670	16,898
Other expenses **	25,181	28,920	28,663
Total expenses before waivers and reimbursements:	1,954,619	2,628,757	3,481,804
Less: Fee waiver by the Adviser (Note 2)	(1,722)	(3,704)	(2,708)
Net expenses	1,952,897	2,625,053	3,479,096

Net investment income	2,491,338	3,851,572	3,564,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	(566,703)	267,833	16,850,165
Investments in affiliates	—	—	—
Forward currency transactions	—	(505,664)	—
Foreign currency transactions	—	(25,964)	47
Capital gain distributions from underlying funds	—	—	1,439,186
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments (3)	(1,938,950)	(2,144,978)	64,375,762
Investments in affiliates	—	—	—
Forward currency transactions	—	(597,161)	—
Foreign currency transactions	—	9,442	(14)

Net realized and unrealized gain (loss) on investments and foreign
currency transactions	(2,505,653)	(2,996,492)	82,665,146

Net increase (decrease) in net assets resulting from operations	$(14,315)	$855,080	$86,229,463
(1) Interest income includes security lending income of:	$—	$24,374	$40,596
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.
(†)For the period from July 3, 2017 (commencement of class
operations) to December 31, 2017.
The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA	SA	SA Worldwide
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund	Growth Fund

$7,063,417	$2,925,545	$10,204,171	$6,517,635	$3,442,950	$3,611,070	$—
—	—	—	—	—	—	328,457
16,533	189,779	162,075	—	30,404	4,373	—
60,397	24,218	22,041	—	—	—	—
—	(725)	(541,537)	—	(468,142)	—	—
7,140,347	3,138,817	9,846,750	6,517,635	3,005,212	3,615,443	328,457

1,329,950	930,260	1,884,888	923,270	543,514	305,287	—

708,544	497,337	905,626	443,876	258,280	208,092	N/A
6,058	3,895	7,364	3,552	2,695	1,994	N/A
295,533	206,724	376,978	184,654	108,703	87,225	—
295,533	723,535	753,955	—	543,514	130,837	—
—	—	—	—	—	—	—
52,849	37,024	66,681	32,995	19,300	16,020	2,691
14,065	14,065	14,065	14,065	14,065	14,065	14,065
40,527	52,736	88,106	13,946	143,222	21,635	15,817
74,158	73,099	76,010	72,787	66,467	68,215	—
41,715	39,616	45,721	39,022	46,989	32,734	31,257
16,227	14,043	16,458	13,267	13,035	12,305	12,224
23,620	18,171	32,574	21,068	16,698	11,226	5,681
2,898,779	2,610,505	4,268,426	1,762,502	1,776,482	909,635	81,735
(2,289)	(145,390)	(3,108)	(1,867)	(265,424)	(45,363)	(81,735)
2,896,490	2,465,115	4,265,318	1,760,635	1,511,058	864,272	—

4,243,857	673,702	5,581,432	4,757,000	1,494,154	2,751,171	328,457

36,337,533	15,705,499	12,623,139	4,011,013	3,493,175	1,648,955	—
—	—	—	—	—	—	725,758
—	—	—	—	—	—	—
—	460	98,377	—	(9,525)	—	—
—	—	—	11,429,952	—	—	726,338

26,341,249	20,992,864	80,192,191	19,267,869	22,248,907	38,394	—
—	—	—	—	—	—	830,586
—	—	—	—	—	—	—
—	(136)	(15,626)	—	7,633	—	—

62,678,782	36,698,687	92,898,081	34,708,834	25,740,190	1,687,349	2,282,682

$66,922,639	$37,372,389	$98,479,513	$39,465,834	$27,234,344	$4,438,520	$2,611,139
$12,266	$185,511	$155,207	$—	$29,046	$1,971	$—
$—	$—	$—	$—	$35,498	$—	$—
$—	$—	$—	$—	$601,569	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2017		Year Ended
	(Unaudited)		June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,491,338		$3,443,441
Net realized gain (loss) on investments and foreign currency transactions	(566,703)		(354,642)
Net increase (decrease) in unrealized appreciation (depreciation)	(1,938,950)		(2,773,730)
Net increase (decrease) in net assets from operations	(14,315)		315,069

Distributions to shareholders from:
Net investment income
Investor Class	(2,824,032)		(3,028,691)
Select Class	(230,339	)(1)	N/A
Net realized gains
Investor Class	—		—
Select Class	—	(1)	N/A
Total distributions to shareholders	(3,054,371)		(3,028,691)

Capital share transactions
Proceeds from sale of shares
Investor Class	61,224,842		130,171,250
Select Class	49,694,895	(1)	N/A
	110,919,737		130,171,250
Value of distributions reinvested
Investor Class	2,772,646		2,961,766
Select Class	227,059	(1)	N/A
	2,999,705		2,961,766
Cost of shares redeemed
Investor Class	(101,617,246)		(138,893,261)
Select Class	(6,820,259	)(1)	N/A
	(108,437,505)		(138,893,261)
Total capital share transactions	5,481,937		(5,760,245)
Total increase (decrease) in net assets	2,413,251		(8,473,867)
NET ASSETS
Beginning of year	606,639,874		615,113,741
End of period	$609,053,125		$606,639,874

Undistributed (overdistributed) net investment income, end of period	$(27,994)		$535,039

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	6,016,540		12,774,169
Select Class	4,880,590	(1)	N/A
Shares issued for distributions reinvested
Investor Class	273,278		291,166
Select Class	22,390	(1)	N/A
Shares redeemed
Investor Class	(9,981,552)		(13,629,121)
Select Class	(670,298	)(1)	N/A
Net increase (decrease) in fund shares	540,948		(563,786)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Six Months Ended			Six Months Ended
December 31, 2017		Year Ended	December 31, 2017		Year Ended
(Unaudited)		June 30, 2017	(Unaudited)		June 30, 2017

$3,851,572		$7,655,120	$3,564,317		$7,506,785
(263,795)		(334,195)	18,289,398		30,901,617
(2,732,697)		(9,495,654)	64,375,748		77,147,008
855,080		(2,174,729)	86,229,463		115,555,410

(2,737,263)		(7,763,676)	(6,376,377)		(8,633,633)
(221,325	)(1)	N/A	(727,316	)(1)	N/A

(312,389)		(1,734,126)	(21,953,159)		(32,247,166)
(21,363	)(1)	N/A	(2,193,389	)(1)	N/A
(3,292,340)		(9,497,802)	(31,250,241)		(40,880,799)

67,080,226		140,492,197	41,328,762		104,634,092
52,962,287	(1)	N/A	74,415,367	(1)	N/A
120,042,513		140,492,197	115,744,129		104,634,092

3,006,938		9,316,096	27,947,398		40,306,226
238,741	(1)	N/A	1,998,525	(1)	N/A
3,245,679		9,316,096	29,945,923		40,306,226

(111,768,430)		(149,964,558)	(135,808,220)		(156,537,202)
(7,216,217	)(1)	N/A	(6,328,774	)(1)	N/A
(118,984,647)		(149,964,558)	(142,136,994)		(156,537,202)
4,303,545		(156,265)	3,553,058		(11,596,884)
1,866,285		(11,828,796)	58,532,280		63,077,727

721,120,299		732,949,095	731,679,076		668,601,349
$722,986,584		$721,120,299	$790,211,356		$731,679,076

$1,681,200		$788,216	$(111,804)		$3,427,572

6,944,952		14,549,799	1,818,189		5,048,517
5,488,579	(1)	N/A	3,218,404	(1)	N/A

313,058		969,471	1,189,757		2,004,288
24,877	(1)	N/A	85,116	(1)	N/A

(11,570,949)		(15,517,283)	(5,948,628)		(7,531,462)
(747,826	)(1)	N/A	(273,653	)(1)	N/A
452,691		1,987	89,185		(478,657)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2017		Year Ended
	(Unaudited)		June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,243,857		$7,172,022
Net realized gain (loss) on investments and foreign currency transactions	36,337,533		35,469,478
Net increase (decrease) in unrealized appreciation (depreciation)	26,341,249		61,430,872
Net increase (decrease) in net assets from operations	66,922,639		104,072,372

Distributions to shareholders from:
Net Investment Income
Investor Class	(6,579,513)		(7,687,159)
Select Class	(706,396	)(1)	N/A
Net realized gains
Investor Class	(47,202,215)		(19,834,192)
Select Class	(4,569,227	)(1)	N/A
Total distributions to shareholders	(59,057,351)		(27,521,351)

Capital share transactions
Proceeds from sale of shares
Investor Class	34,041,090		82,768,801
Select Class	56,667,571	(1)	N/A
	90,708,661		82,768,901
Value of distributions reinvested
Investor Class	53,091,509		27,138,589
Select Class	3,567,875	(1)	N/A
	56,659,384		27,138,589
Cost of shares redeemed
Investor Class	(100,951,177)		(132,832,978)
Select Class	(4,711,105	)(1)	N/A
	(105,662,282)		(132,832,978)
Total capital share transactions	41,705,763		(22,925,588)
Total increase (decrease) in net assets	49,571,051		53,625,433
NET ASSETS
Beginning of year	572,840,804		519,215,371
End of period	$622,411,855		$572,840,804

Undistributed (overdistributed) net investment income, end of period	$80,050		$3,122,102

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	1,779,323		4,700,043
Select Class	2,900,024	(1)	N/A
Shares issued for distributions reinvested
Investor Class	2,812,050		1,534,120
Select Class	188,976	(1)	N/A
Shares redeemed
Investor Class	(5,252,012)		(7,515,721)
Select Class	(242,152	)(1)	N/A
Net increase (decrease) in fund shares	2,186,209		(1,281,558)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017

The accompanying notes are an integral part of these financial statements.

U.S. Small Company Fund			SA International Value Fund
Six Months Ended			Six Months Ended
December 31, 2017		Year Ended	December 31, 2017		Year Ended
(Unaudited)		June 30, 2017	(Unaudited)		June 30, 2017

$673,702		$1,037,648	$5,581,432		$16,936,186
15,705,959		31,047,112	12,721,516		5,694,691
20,992,728		42,324,618	80,176,565		129,249,138
37,372,389		74,409,378	98,479,513		151,880,015

(735,460)		(1,239,797)	(17,356,689)		(19,000,352)
(105,023	)(1)	N/A	(1,643,321	)(1)	N/A

(28,648,112)		(19,100,258)	—		—
(2,548,769	)(1)	N/A	—	(1)	N/A
(32,037,364)		(20,340,055)	(19,000,010)		(19,000,352)

23,061,265		55,110,337	40,471,235		103,877,668
36,761,238	(1)	N/A	66,984,930	(1)	N/A
59,822,503		55,110,337	107,456,165		103,877,668

28,994,832		20,070,441	17,130,230		18,741,852
1,772,015	(1)	N/A	1,111,519	(1)	N/A
30,766,847		20,070,441	18,241,749		18,741,852

(64,669,964)		(92,644,131)	(128,204,633)		(143,125,130)
(2,980,666	)(1)	N/A	(6,185,066	)(1)	N/A
(67,650,630)		(92,644,131)	(134,389,699)		(143,125,130)
22,938,720		(17,463,353)	(8,691,785)		(20,505,610)
28,273,745		36,605,970	70,787,718		112,374,053

402,770,448		366,164,478	714,938,862		602,564,809
$431,044,193		$402,770,448	$785,726,580		$714,938,862

$(243,591)		$(76,810)	$1,019,075		$14,437,653

874,237		2,219,009	3,373,081		9,996,607
1,359,743	(1)	N/A	5,567,310	(1)	N/A

1,100,373		788,003	1,382,585		1,832,048
67,249	(1)	N/A	89,711	(1)	N/A

(2,430,301)		(3,716,376)	(10,734,566)		(13,721,237)
(110,631	)(1)	N/A	(508,582	)(1)	N/A
860,670		(709,364)	(830,461)		(1,892,582)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2017		Year Ended
	(Unaudited)		June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,757,000		$2,105,583
Net realized gain (loss) on investments and foreign currency transactions	15,440,965		9,009,423
Net increase (decrease) in unrealized appreciation (depreciation)	19,267,869		57,529,930
Net increase (decrease) in net assets from operations	39,465,834		68,644,936

Distributions to shareholders from:
Net investment income
Investor Class	(6,137,546)		(5,697,798)
Select Class	(425,634	)(1)	N/A
Net realized gains
Investor Class	(8,374,869)		(6,714,423)
Select Class	(542,246	)(1)	N/A
Total distributions to shareholders	(15,480,295)		(12,412,221)

Capital share transactions
Proceeds from sale of shares
Investor Class	19,253,762		48,160,383
Select Class	23,966,437	(1)	N/A
	43,220,199		48,160,383
Value of distributions reinvested
Investor Class	14,300,429		12,250,170
Select Class	948,594	(1)	N/A
	15,249,023		12,250,170
Cost of shares redeemed
Investor Class	(59,389,701)		(68,187,244)
Select Class	(2,862,377	)(1)	N/A
	(62,252,078)		(68,187,244)
Total capital share transactions	(3,782,856)		(7,776,691)
Total increase (decrease) in net assets	20,202,683		48,456,024
NET ASSETS
Beginning of year	355,958,521		307,502,497
End of period	$376,161,204		$355,958,521

Undistributed (overdistributed) net investment income, end of period	$(1,307,904)		$498,276

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	830,290		2,382,101
Select Class	1,046,619	(1)	N/A
Shares issued for distributions reinvested
Investor Class	615,072		650,567
Select Class	40,817	(1)	N/A
Shares redeemed
Investor Class	(2,571,452)		(3,347,665)
Select Class	(122,038	)(1)	N/A
Net increase (decrease) in fund shares	(160,692)		(314,997)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Six Months Ended			Six Months Ended
December 31, 2017		Year Ended	December 31, 2017		Year Ended
(Unaudited)		June 30, 2017	(Unaudited)		June 30, 2017

$1,494,154		$1,744,529	$2,751,171		$2,657,215
3,483,650		1,497,927	1,648,955		3,711,505
22,256,540		37,309,754	38,394		(11,814,816)
27,234,344		40,552,210	4,438,520		(5,446,096)

(2,620,219)		(2,156,931)	(1,951,404)		(5,124,578)
(306,319	)(1)	N/A	(229,997	)(1)	N/A

—		—	(2,568,625)		(935,057)
—	(1)	N/A	(272,556	)(1)	N/A
(2,926,538)		(2,156,931)	(5,022,582)		(6,059,635)

15,063,145		37,445,922	12,460,680		29,133,080
23,371,369	(1)	N/A	18,400,960	(1)	N/A
38,434,514		37,445,922	30,861,640		29,133,080

2,588,562		2,128,135	4,460,664		5,971,264
218,812	(1)	N/A	349,651	(1)	N/A
2,807,374		2,128,135	4,810,315		5,971,264

(38,069,251)		(40,203,719)	(28,421,575)		(37,664,788)
(2,006,507	)(1)	N/A	(1,487,724	)(1)	N/A
(40,075,758)		(40,203,719)	(29,909,299)		(37,664,788)
1,166,130		(629,662)	5,762,656		(2,560,444)
25,473,936		37,765,617	5,178,594		(14,066,175)

204,553,203		166,787,586	172,149,658		186,215,833
$230,027,139		$204,553,203	$177,328,252		$172,149,658

$(1,025,815)		$406,569	$569,770		$—

1,474,478		4,252,033	1,085,304		2,545,186
2,290,565	(1)	N/A	1,579,971	(1)	N/A

247,473		262,086	401,862		546,319
20,899	(1)	N/A	31,500	(1)	N/A

(3,743,668)		(4,549,544)	(2,463,906)		(3,256,155)
(194,461	)(1)	N/A	(128,778	)(1)	N/A
95,286		(35,425)	505,953		(164,650)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$328,457	$250,885
Net realized gain (loss) on investments and foreign currency transactions	1,452,096	371,817
Net increase (decrease) in unrealized appreciation (depreciation)	830,586	1,834,977
Net increase (decrease) in net assets from operations	2,611,139	2,457,679
Distributions to shareholders from:
Net investment income	(374,586)	(242,453)
Net realized gains	(429,421)	(90,385)
Total distributions to shareholders	(804,007)	(332,838)

Capital share transactions
Proceeds from sale of shares	8,059,037	18,266,626
Value of distributions reinvested	796,946	329,206
Cost of shares redeemed	(7,675,808)	(4,960,697)
Total capital share transactions	1,180,175	13,635,135
Total increase (decrease) in net assets	2,987,307	15,759,976
NET ASSETS
Beginning of year	27,422,463	11,662,487
End of period	$30,409,770	$27,422,463

Undistributed (overdistributed) net investment income, end of period	$(26,400)	$19,729

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	721,075	1,777,616
Shares issued for distributions reinvested	70,216	32,627
Shares redeemed	(671,035)	(480,028)
Net increase in fund shares	120,256	1,330,215

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017	2016	2015		2014		2013
Net asset value, beginning
of period	$10.18		$10.22	$10.20	$10.19		$10.20		$10.24

Income from investment
operations:
Net investment income (loss)	(0.06)		0.06	0.03	0.00	(1)	(0.02)		(0.01)
Net realized and unrealized
gain (loss) on investments	0.06		(0.05)	0.03	0.01		0.01		—
Total from investment operations	—(1)		0.01	0.06	0.01		(0.01)		(0.01)
Less distributions from:
Net investment income	(0.05)		(0.05)	(0.03)	—		—		—
Capital gains	—		—	(0.01)	(0.00	)(1)	(0.00	)(1)	(0.03)
Total distributions	(0.05)		(0.05)	(0.04)	(0.00	)(1)	(0.00	)(1)	(0.03)
Net asset value, end
of period	$10.13		$10.18	$10.22	$10.20		$10.19		$10.20

Total return	0.01	%(2)	0.10%	0.53%	0.22%		(0.07)%		(0.10)%
Net assets, end of period (000s)	$566,190		$606,640	$615,114	$612,129		$564,205		$430,976
Ratio of net expenses to
average net assets	0.65	%(3)	0.65%	0.65%	0.65%		0.65%		0.65%
Ratio of gross expenses to
average net assets	0.65	%(3)	0.65%	0.65%	0.74	%(4)	0.75	%(4)	0.81	%(4)
Ratio of net investment income
(loss) to average net assets	0.80	%(3)	0.56%	0.31%	(0.01)%		(0.23)%		(0.14)%
Portfolio turnover rate	45%		115%	140%	202%		94%		33%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.06)		$0.06	$0.03	$(0.01)		$(0.03)		$(0.03)

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$10.18

Income from investment operations:
Net investment loss	(0.08)
Net realized and unrealized gain (loss) on investments	0.09
Total from investment operations	0.01
Less distributions from:
Net investment income	(0.06)
Capital gains	—
Total distributions	(0.06)
Net asset value, end of period	$10.13

Total return	0.12	%(2)
Net assets, end of period (000s)	$42,863
Ratio of net expenses to average net assets	0.43	%(3)
Ratio of gross expenses to average net assets	0.45	%(3)
Ratio of net investment income to average net assets	1.05	%(3)
Portfolio turnover rate	45%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.08)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017	2016	2015	2014		2013
Net asset value, beginning
of period	$9.63		$9.79	$9.63	$9.69	$9.68		$9.95

Income from investment
operations:
Net investment income (loss)	(0.03)		0.09	0.06	0.11	0.10		0.11
Net realized and unrealized
gain (loss) on investments	0.04		(0.13)	0.17	(0.01)	—		(0.06)
Total from investment operations	0.01		(0.04)	0.23	0.10	0.10		0.05
Less distributions from:
Net investment income	(0.04)		(0.10)	(0.06)	(0.15)	(0.09)		(0.32)
Capital gains	—(1)		(0.02)	(0.01)	(0.01)	—		—
Total distributions	(0.04)		(0.12)	(0.07)	(0.16)	(0.09)		(0.32)
Net asset value, end
of period	$9.60		$9.63	$9.79	$9.63	$9.69		$9.68

Total return	0.14	%(2)	(0.33)%	2.32%	1.00%	0.99%		0.48%
Net assets, end of period (000s)	$677,291		$721,120	$732,949	$753,463	$724,587		$603,798
Ratio of net expenses to
average net assets	0.73	%(3)	0.73%	0.73%	0.79%	0.80%		0.80%
Ratio of gross expenses to
average net assets	0.73	%(3)	0.73%	0.73%	0.79%	0.80	%(4)	0.80	%(4)
Ratio of net investment income
to average net assets	1.05	%(3)	1.06%	0.91%	1.04%	1.00%		1.19%
Portfolio turnover rate	25%		41%	42%	72%	24%		36%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.03)		$0.09	$0.06	$0.11	$0.10		$0.11

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$9.62

Income from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain (loss) on investments	0.08
Total from investment operations	0.02
Less distributions from:
Net investment income	(0.05)
Capital gains	—(2)
Total distributions	(0.05)
Net asset value, end of period	$9.59

Total return	0.25	%(3)
Net assets, end of period (000s)	$45,696
Ratio of net expenses to average net assets	0.53	%(4)
Ratio of gross expenses to average net assets	0.55	%(4)
Ratio of net investment income to average net assets	1.25	%(4)
Portfolio turnover rate	25%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.06)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Amount rounds to less than $0.005 per share.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017	2016	2015	2014		2013
Net asset value, beginning
of period	$21.71		$19.56	$19.47	$18.49	$14.99		$12.57

Income from investment
operations:
Net investment income (loss)	(0.30)		0.22	0.21	0.19	0.14		0.17
Net realized and unrealized
gain (loss) on investments	2.94		3.16	0.05	0.95	3.50		2.44
Total from investment operations	2.64		3.38	0.26	1.14	3.64		2.61
Less distributions from:
Net investment income	(0.22)		(0.26)	(0.17)	(0.16)	(0.14)		(0.19)
Capital gains	(0.74)		(0.97)	—	—	—		—
Total distributions	(0.96)		(1.23)	(0.17)	(0.16)	(0.14)		(0.19)
Net asset value, end
of period	$23.39		$21.71	$19.56	$19.47	$18.49		$14.99

Total return	12.12	%(1)	17.81%	1.31%	6.22%	24.36%		20.98%
Net assets, end of period (000s)	$719,390		$731,679	$668,601	$699,644	$662,126		$482,418
Ratio of net expenses to
average net assets	0.93	%(2)	0.93%	0.98%	1.00%	1.00%		1.00%
Ratio of gross expenses to
average net assets	0.93	%(2)	0.93%	0.98%	1.00%	1.00	%(3)	1.07	%(3)
Ratio of net investment income
to average net assets	0.93	%(2)	1.06%	1.09%	0.99%	0.89%		1.20%
Portfolio turnover rate	4%		8%	11%	10%	11%		5%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been	$(0.30)		$0.22	$0.21	$0.19	$0.14		$0.16

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$21.74

Income from investment operations:
Net investment loss	(0.43)
Net realized and unrealized gain (loss) on investments	3.05
Total from investment operations	2.62
Less distributions from:
Net investment income	(0.25)
Capital gains	(0.74)
Total distributions	(0.99)
Net asset value, end of period	$23.37

Total return	12.01	%(2)
Net assets, end of period (000s)	$70,822
Ratio of net expenses to average net assets	0.73	%(3)
Ratio of gross expenses to average net assets	0.74	%(3)(4)
Ratio of net investment income to average net assets	1.10	%(3)
Portfolio turnover rate	4%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.43)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017	2016	2015		2014		2013
Net asset value, beginning
of period	$18.51		$16.11	$17.45	$18.08		$14.63		$11.22

Income from investment
operations:
Net investment income (loss)	(0.32)		0.22	0.24	0.20		0.14		0.15
Net realized and unrealized
gain (loss) on investments	2.55		3.07	(0.52)	0.23		3.77		3.41
Total from investment
operations	2.23		3.29	(0.28)	0.43		3.91		3.56
Less distributions from:
Net investment income	(0.24)		(0.25)	(0.22)	(0.17)		(0.13)		(0.15)
Capital gains	(1.71)		(0.64)	(0.84)	(0.89)		(0.33)		—
Total distributions	(1.95)		(0.89)	(1.06)	(1.06)		(0.46)		(0.15)
Net asset value, end
of period	$18.79		$18.51	$16.11	$17.45		$18.08		$14.63

Total return	11.98	%(1)	20.67%	(1.35)%	2.54%		27.01%		31.92%
Net assets, end of period (000s)	$568,930		$572,841	$519,215	$546,453		$526,814		$383,854
Ratio of net expenses to
average net assets	0.99	%(2)	1.00%	1.05%	1.05%		1.05%		1.05%
Ratio of gross expenses
to average net assets	0.99	%(2)	1.00%	1.05%	1.05	%(3)	1.06	%(3)	1.14	%(3)
Ratio of net investment income
to average net assets	1.44	%(2)	1.29%	1.55%	1.17%		0.90%		1.14%
Portfolio turnover rate	10%		16%	21%	23%		20%		21%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been	$(0.32)		$0.22	$0.24	$0.20		$0.14		$0.14

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$18.62

Income from investment operations:
Net investment loss	(0.46)
Net realized and unrealized gain (loss) on investments	2.60
Total from investment operations	2.14
Less distributions from:
Net investment income	(0.26)
Capital gains	(1.71)
Total distributions	(1.97)
Net asset value, end of period	$18.79

Total return	11.46	%(2)
Net assets, end of period (000s)	$53,482
Ratio of net expenses to average net assets	0.79	%(3)
Ratio of gross expenses to average net assets	0.81	%(3)(4)
Ratio of net investment income to average net assets	1.34	%(3)
Portfolio turnover rate	10%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.46)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning
of period	$25.76		$22.40	$25.64	$25.77	$21.29	$16.94

Income from investment
operations:
Net investment income (loss)	(0.06)		0.05	0.09	0.07	0.01	0.18
Net realized and unrealized
gain (loss) on investments	2.51		4.62	(1.48)	1.11	5.12	4.40
Total from investment operations	2.45		4.67	(1.39)	1.18	5.13	4.58
Less distributions from:
Net investment income	(0.05)		(0.08)	(0.09)	(0.03)	(0.03)	(0.21)
Capital gains	(2.03)		(1.23)	(1.76)	(1.28)	(0.62)	(0.02)
Total distributions	(2.08)		(1.31)	(1.85)	(1.31)	(0.65)	(0.23)
Net asset value, end
of period	$26.13		$25.76	$22.40	$25.64	$25.77	$21.29

Total return	9.40	%(1)	20.90%	(5.23)%	4.81%	24.29%	27.26%
Net assets, end of period (000s)	$396,648		$402,770	$366,164	$404,400	$385,094	$298,211
Ratio of net expenses to
average net assets	1.20	%(2)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to
average net assets (3)	1.27	%(2)	1.27%	1.28%	1.34%	1.35%	1.43%
Ratio of net investment income
to average net assets	0.31	%(2)	0.26%	0.42%	0.27%	0.05%	0.96%
Portfolio turnover rate	8%		12%	12%	11%	13%	23%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been	$(0.07)		$0.03	$0.07	$0.03	$(0.01)	$0.14
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$25.96

Income from investment operations:
Net investment loss	(0.12)
Net realized and unrealized gain (loss) on investments	2.40
Total from investment operations	2.28
Less distributions from:
Net investment income	(0.08)
Capital gains	(2.03)
Total distributions	(2.11)
Net asset value, end of period	$26.13

Total return	8.72	%(2)
Net assets, end of period (000s)	$34,396
Ratio of net expenses to average net assets	1.00	%(3)
Ratio of gross expenses to average net assets	1.10%	(3)(4)
Ratio of net investment income to average net assets	0.73	%(3)
Portfolio turnover rate	8%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.23)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning
of period	$11.20		$9.16		$11.34	$12.59	$10.16	$8.96

Income from investment
operations:
Net investment income (loss)	(0.49)		0.27		0.25	0.22	0.40	0.23
Net realized and unrealized
gain (loss) on investments	2.07		2.07		(2.24)	(1.08)	2.25	1.25
Total from investment operations	1.58		2.34		(1.99)	(0.86)	2.65	1.48
Less distributions from:
Net investment income	(0.31)		(0.30)		(0.19)	(0.39)	(0.22)	(0.28)
Capital gains	—		—		—	—	—	—
Total distributions	(0.31)		(0.30)		(0.19)	(0.39)	(0.22)	(0.28)
Net asset value, end
of period	$12.47		$11.20		$9.16	$11.34	$12.59	$10.16

Total return	14.10	%(1)	25.81%		(17.66)%	(6.62)%	26.23%	16.59%
Net assets, end of period (000s)	$721,545		$714,939		$602,565	$710,710	$725,911	$522,423
Ratio of net expenses to
average net assets	1.14	%(2)	1.13	%(3)	1.16%	1.26%	1.26%	1.33%
Ratio of gross expenses to
average net assets	1.14	%(2)	1.13	%(3)	1.16%	1.26%	1.26%	1.33%
Ratio of net investment income
to average net assets	1.48	%(2)	2.51%		2.51%	2.12%	3.58%	2.32%
Portfolio turnover rate	9%		17%		21%	21%	15%	17%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.49)		$0.27		$0.25	$0.22	$0.40	$0.23

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$11.28

Income from investment operations:
Net investment loss	(0.60)
Net realized and unrealized gain (loss) on investments	2.11
Total from investment operations	1.51
Less distributions from:
Net investment income	(0.32)
Capital gains	—
Total distributions	(0.32)
Net asset value, end of period	$12.47

Total return	13.43	%(2)
Net assets, end of period (000s)	$64,181
Ratio of net expenses to average net assets	0.94	%(3)
Ratio of gross expenses to average net assets	0.96%	(3)(4)
Ratio of net investment income to average net assets	1.56	%(3)
Portfolio turnover rate	9%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.60)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017		2016	2015		2014		2013
Net asset value, beginning
of period	$22.09		$18.72		$20.43	$22.05		$17.30		$15.07

Income from investment
operations:
Net investment income (loss)	(0.54)		0.18		0.42	0.23		0.15		0.24
Net realized and unrealized
gain (loss) on investments	3.04		3.97		(1.40)	(1.42)		4.95		2.39
Total from investment operations	2.50		4.15		(0.98)	(1.19)		5.10		2.63
Less distributions from:
Net investment income	(0.43)		(0.36)		(0.19)	(0.31)		(0.35)		(0.40)
Capital gains	(0.58)		(0.42)		(0.54)	(0.12)		—		—
Total distributions	(1.01)		(0.78)		(0.73)	(0.43)		(0.35)		(0.40)
Net asset value, end
of period	$23.58		$22.09		$18.72	$20.43		$22.05		$17.30

Total return	11.37	%(1)	22.87%		(4.81)%	(5.21)%		29.68%		17.55%
Net assets, end of period (000s)	$353,405		$355,959		$307,502	$337,659		$337,334		$233,313
Ratio of net expenses to
average net assets †	0.96	%(2)	0.96	%(3)	1.04%	1.10%		1.10%		1.10%
Ratio of gross expenses to
average net assets †	0.96	%(2)	0.96	%(3)	1.04%	1.12	%(4)	1.10	%(4)	1.17	%(4)
Ratio of net investment income
to average net assets †	2.51	%(2)	0.64%		2.15%	1.15%		0.75%		1.46%
Ratio of expenses to average
net assets for the DFA
Portfolio (unaudited) (5)†	0.53%		0.53%		0.53%	0.53%		0.53%		0.56%
Ratio of expenses to average net
assets for the DFA Portfolio (6)†	0.53%		0.53%		0.54%	0.53%		0.54%		0.56%
Portfolio turnover rate	5%		0%		0%	0%		0%		0%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been	$(0.54)		$0.18		$0.42	$0.23		$0.15		$0.23

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2017, 2016, 2015, 2014 and 2013, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2017, 2016, 2015, 2014, 2013 and 2012, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$22.01

Income from investment operations:
Net investment loss	(0.58)
Net realized and unrealized gain (loss) on investments	3.18
Total from investment operations	2.60
Less distributions from:
Net investment income	(0.46)
Capital gains	(0.58)
Total distributions	(1.04)
Net asset value, end of period	$23.57

Total return	11.87	%(2)
Net assets, end of period (000s)	$22,756
Ratio of net expenses to average net assets	0.76	%(3)
Ratio of gross expenses to average net assets	0.79%	(3)(4)
Ratio of net investment income to average net assets	4.35	%(3)
Portfolio turnover rate	5%
Without giving effect to the expense waiver described in Note 2 to the
Financial Statements, net investment income (loss) per share would have been	$(0.58)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning
of period	$9.56		$7.78	$9.05	$10.51	$9.32	$9.28

Income from investment
operations:
Net investment income (loss)	(0.19)		0.09	0.11	0.11	0.10	0.08
Net realized and unrealized
gain (loss) on investments	1.47		1.79	(1.29)	(1.43)	1.26	0.03
Total from investment operations	1.28		1.88	(1.18)	(1.32)	1.36	0.11
Less distributions from:
Net investment income	(0.14)		(0.10)	(0.09)	(0.13)	(0.08)	(0.07)
Capital gains	—		—	—	(0.01)	(0.09)	—
Total distributions	(0.14)		(0.10)	(0.09)	(0.14)	(0.17)	(0.07)
Net asset value, end
of period	$10.70		$9.56	$7.78	$9.05	$10.51	$9.32

Total return	13.39	%(1)	24.42%	(12.95)%	(12.53)%	14.70%	1.13%
Net assets, end of period (000s)	$207,356		$204,553	$166,788	$167,220	$162,333	$96,991
Ratio of net expenses to
average net assets	1.40	%(2)	1.40%	1.40%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (3)	1.64	%(2)	1.66%	1.72%	1.83%	1.93%	2.03%
Ratio of net investment income
to average net assets	1.42	%(2)	0.93%	1.52%	1.17%	1.12%	0.90%
Portfolio turnover rate	10%		21%	13%	14%	10%	7%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been	$(0.20)		$0.07	$0.09	$0.07	$0.06	$0.03

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$9.61

Income from investment operations:
Net investment loss	(0.28)
Net realized and unrealized gain (loss) on investments	1.53
Total from investment operations	1.25
Less distributions from:
Net investment income	(0.15)
Capital gains	—
Total distributions	(0.15)
Net asset value, end of period	$10.71

Total return	12.99	%(2)
Net assets, end of period (000s)	$22,671
Ratio of net expenses to average net assets	1.20	%(3)
Ratio of gross expenses to average net assets	1.45	%(3)(4)
Ratio of net investment income to average net assets	0.53	%(3)
Portfolio turnover rate	10%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.41)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
Investor Class	(Unaudited)		2017	2016	2015	2014		2013
Net asset value, beginning
of period	$11.38		$12.17	$10.03	$9.94	$9.04		$8.50

Income from investment
operations:
Net investment income (loss)	(0.10)		0.21	0.26	0.19	0.20		0.15
Net realized and unrealized
gain (loss) on investments	0.39		(0.59)	2.07	0.13	0.86		0.51
Total from investment operations	0.29		(0.38)	2.33	0.32	1.06		0.66
Less distributions from:
Net investment income	(0.14)		(0.35)	(0.19)	(0.23)	(0.16)		(0.12)
Capital gains	(0.19)		(0.06)	—	—	—		—
Total distributions	(0.33)		(0.41)	(0.19)	(0.23)	(0.16)		(0.12)
Net asset value, end
of period	$11.34		$11.38	$12.17	$10.03	$9.94		$9.04

Total return	2.60	%(1)	(2.98)%	23.56%	3.12%	12.10%		7.81%
Net assets, end of period (000s)	$160,521		$172,150	$186,216	$160,246	$150,198		$105,040
Ratio of net expenses to
average net assets	1.00	%(2)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of gross expenses to
average net assets (3)	1.05	%(2)	1.05%	1.06%	1.23%	1.31%		1.38%
Ratio of net investment income
to average net assets	3.10	%(2)	1.53%	2.43%	1.85%	2.43%		1.67%
Portfolio turnover rate	5%		7%	7%	3%	0	%(4)	2%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
Net investment income (loss)
per share would have been	$(0.10)		$0.20	$0.25	$0.17	$0.18		$0.11

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than 0.5%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Period Ended
	December 31, 2017(1)
Select Class	(Unaudited)
Net asset value, beginning of period	$11.53

Income from investment operations:
Net investment loss	(0.20)
Net realized and unrealized gain (loss) on investments	0.36
Total from investment operations	0.16
Less distributions from:
Net investment income	(0.16)
Capital gains	(0.19)
Total distributions	(0.35)
Net asset value, end of period	$11.34

Total return	1.41	%(2)
Net assets, end of period (000s)	$16,807
Ratio of net expenses to average net assets	0.80	%(3)
Ratio of gross expenses to average net assets	0.86	%(3)(4)
Ratio of net investment income to average net assets	4.18	%(3)
Portfolio turnover rate	5%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been	$(0.23)

(1)	For the period from July 3, 2017 (commencement of class operations) to December 31, 2017.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2017		Year Ended June 30,
	(Unaudited)		2017	2016‡
Net asset value, beginning of period	$10.73		$9.51	$10.00

Income from investment operations:
Net investment income	0.12	(1)	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.83		1.27	(0.49)
Total from investment operations	0.95		1.41	(0.39)
Less distributions from:
Net investment income	(0.15)		(0.14)	(0.10)
Capital gains	(0.17)		(0.05)	—
Total distributions	(0.32)		(0.19)	(0.10)
Net asset value, end of period	$11.36		$10.73	$9.51

Total return	8.78	%(2)	15.04%	(3.89	)%(2)
Net assets, end of period (000s)	$30,410		$27,422	$11,662
Ratio of net expenses to average net assets	0.00	%(3)	0.00%	0.00	%(3)
Ratio of gross expenses to average net assets (4)	0.53	%(3)	0.61%	2.72	%(3)
Ratio of net investment income to average net assets	2.12	%(3)	1.32%	1.11	%(3)
Portfolio turnover rate	19%		11%	5%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$0.10		$0.10	$(0.02)

‡	Fund commenced operations on July 1, 2015.
(1)	Calculated based upon average shares outstanding.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

All of the Funds commenced investment operations on August 5, 1999, except the SA Global Fixed Income Fund, which commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, which commenced operations on July 1, 2015.

Effective July 3, 2017, the single class of shares of each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, was renamed Investor Class shares. Also, effective July 3, 2017, each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, began offering Select Class shares.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2017, the SA International Small Company Fund held approximately 2.69% of the DFA Portfolio. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Underlying SA Funds managed by LWI Financial Inc. (the “Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

Class allocation — Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of December 31, 2017, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted Quoted
	Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable	Total Balance
	Investments	Observable Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	December 31, 2017
SA U.S. Fixed Income Fund(a)
Bonds and Notes	$—	$603,182,203	$—	$603,182,203
Short-Term Investments	2,316,067	—	—	2,316,067
Total Investments	$2,316,067	$603,182,203	$—	$605,498,270
SA Global Fixed Income Fund(a)
Assets
Bonds and Notes	$—	$716,580,833	$—	$716,580,833
Short-Term Investments	26,293,504	—	—	26,293,504
Other Financial Instruments
Forward Foreign Currency Contracts	—	835,294	—	835,294
Total Investments	$26,293,504	$717,416,127	$—	$743,709,631
Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(2,350,931)	$—	$(2,350,931)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted Quoted
	Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable		Total Balance
	Investments	Observable Inputs	Inputs		as of
Description	(Level 1)	(Level 2)	(Level 3)		December 31, 2017
SA U.S. Core Market Fund(a)
Common Stocks	$753,713,755	$—	$—		$753,713,755
Rights and Warrants	—	—	6,265	†	6,265	†
Mutual Funds	32,796,858	—	—		32,796,858
Short-Term Investments	5,878,162	—	—		5,878,162
Total Investments	$792,388,775	$—	$6,265		$792,395,040
SA U.S. Value Fund(a)
Common Stocks	$621,083,492	$—	$—		$621,083,492
Short-Term Investments	2,211,610	—	—		2,211,610
Total Investments	$623,295,102	$—	$—		$623,295,102
SA U.S. Small Company Fund(a)
Common Stocks	$429,043,892	$32,788	$—	†	$429,076,680	†
Rights and Warrants	—	—	414	†	414	†
Short-Term Investments	21,707,502	—	—		21,707,502
Total Investments	$450,751,394	$32,788	$414		$450,784,596
SA International Value Fund(a)
Common Stocks	$770,371,824 †	$—	$—	†	$770,371,824	†
Preferred Stocks	9,549,445	—	—		9,549,445
Rights and Warrants	144,104	—	—		144,104
Short-Term Investments	45,007,102	—	—		45,007,102
Total Investments	$825,072,475	$—	$—		$825,072,475
SA International Small Company Fund(a)
Mutual Funds	$376,044,352	$—	$—		$376,044,352
Total Investments	$376,044,352	$—	$—		$376,044,352
SA Emerging Markets Value Fund(b)
Common Stocks	$225,488,872	$298,669	$134,506	†	$225,922,047	†
Preferred Stocks	4,093,657	—	—		4,093,657
Rights and Warrants	13,202	6,808	—		20,010
Short-Term Investments	4,782,733	—	—		4,782,733
Total Investments	$234,378,464	$305,477	$134,506		$234,818,447
SA Real Estate Securities Fund(a)
Common Stocks	$175,917,380	$—	$—		$175,917,380
Short-Term Investments	3,639,585	—	—		3,639,585
Total Investments	$179,556,965	$—	$—		$179,556,965

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted Quoted
	Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable	Total Balance
	Investments	Observable Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	December 31, 2017
SA Worldwide Moderate Growth Fund(a)
Mutual Funds	$30,387,017	$—	$—	$30,387,017
Total Investments	$30,387,017	$—	$—	$30,387,017

† Contains securities with a market value of zero.

(a) For the period end December 31, 2017, there was no transfer activity between Level 1 and Level 2.

(b) For the period ended December 31, 2017, common stocks valued at $260,335 were transferred from Level 1 to Level 2; common stocks valued at $175,200 were transferred from Level 2 to Level 1 and common stocks valued at $198,000 were transferred from Level 3 to Level 1.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds’ policy is to recognize transfers between the levels as of the end of the fiscal period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal period.

									Net Change
									in Unrealized
									Appreciation
					Total				(Depreciation)
	Beginning				realized and			Ending	on Investments
	Balance			Accrued	unrealized	Transfers	Transfers	Balance	Held at
	July 1,			discounts	gains	in to	out of	December 31,	December 31,
	2017	Purchases	Sales	(premiums)	(losses)*	Level 3	Level 3	2017	2017*
SA U.S. Core Market Fund
Rights and Warrants(1)	$13,348	—	—	—	(7,083)	—	—	$6,265	(7,083)
SA U.S. Small
Company Fund
Rights and Warrants(1)(2)	7,534	—	—	—	(7,120)	—	—	414	(7,120)
SA Emerging Markets
Value Fund
Common Stocks(1)(2)	261,486	—	—	—	71,020	—	(198,000)	134,506	71,020

* All net realized and change in unrealized gains (losses) are reflected on the accompanying Statements of Operations.

(1) Level 3 at December 31, 2017 included securities with a fair value of $0.

(2) Level 3 at July 1, 2017 included securities with fair value of $0.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of December 31, 2017, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of	(Including
	Value of	Value of Cash	Non-Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$25,661,611	$23,807,013	$2,370,000	$26,196,365
SA U.S Core Market Fund	$16,782,196	$4,802,814	$12,514,910	$17,187,561
SA U.S. Value Fund	$8,789,264	$1,771,656	$7,282,562	$8,993,990
SA U.S. Small Company Fund	$49,467,273	$21,246,569	$29,963,376	$50,753,765
SA International Value Fund	$67,974,325	$41,992,954	$27,895,928	$69,937,848
SA Emerging Markets Value Fund	$5,096,764	$4,223,683	$1,191,470	$5,436,291
SA Real Estate Securities Fund	$4,228,566	$2,540,031	$1,826,934	$4,346,204

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

† Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2016
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$23,807,013	$—	$—	$—	$23,807,013
Total Borrowings	$23,807,013	$—	$—	$—	$23,807,013
Gross amount of recognized liabilities for securities lending transactions					$23,807,013

SA U.S. Core Market Fund
Common Stocks	$4,802,814	$—	$—	$—	$4,802,814
Total Borrowings	$4,802,814	$—	$—	$—	$4,802,814
Gross amount of recognized liabilities for securities lending transactions					$4,802,814

SA U.S. Value Fund
Common Stocks	$1,771,656	$—	$—	$—	$1,771,656
Total Borrowings	$1,771,656	$—	$—	$—	$1,771,656
Gross amount of recognized liabilities for securities lending transactions					$1,771,656

SA U.S. Small Company Fund
Common Stocks	$21,246,569	$—	$—	$—	$21,246,569
Total Borrowings	$21,246,569	$—	$—	$—	$21,246,569
Gross amount of recognized liabilities for securities lending transactions					$21,246,569

SA International Value Fund
Common Stocks	$41,992,954	$—	$—	$—	$41,992,954
Total Borrowings	$41,992,954	$—	$—	$—	$41,992,954
Gross amount of recognized liabilities for securities lending transactions					$41,992,954

SA Emerging Markets Value Fund
Common Stocks	$4,223,683	$—	$—	$—	$4,223,683
Total Borrowings	$4,223,683	$—	$—	$—	$4,223,683
Gross amount of recognized liabilities for securities lending transactions					$4,223,683

SA Real Estate Securities Fund
Common Stocks	$2,540,031	$—	$—	$—	$2,540,031
Total Borrowings	$2,540,031	$—	$—	$—	$2,540,031
Gross amount of recognized liabilities for securities lending transactions					$2,540,031

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, discloses the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2017, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative		Change in
Risk Type	Fair Value(1)	Fair Value(2)	Realized Gain(3)	Depreciation(4)
Foreign currency	$835,294	$2,350,931	$(505,664)	$(597,161)

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3) Statement of Operations location: Realized gain (loss) on: Forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Forward currency translations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2017:

	Gross Amount of	Financial
	Assets Presented in	Instruments
	Statements of	Available for	Collateral
Counterparty	Assets & Liabilities	Offset	Received	Net Amount
Citibank N.A London	$835,294	$(273,965)	—	561,329

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2017:

	Gross Amount of	Financial
	Liabilities Presented	Instruments
	in Statements of	Available for	Collateral
Counterparty	Assets & Liabilities	Offset	Pledged	Net Amount
Bank of America NA	$1,095,107	—	—	$1,095,107
Citibank N.A London	273,965	$(273,965)	—	—
HSBC Bank USA	40,433	—	—	40,433
State Street Bank and Trust Co.	941,426	—	—	941,426

For the six months ended December 31, 2017, the average monthly principal amount of forward foreign currency exchange contracts sold was $70,636,258.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Expenses directly attributable to a specific fund are charged to the respective fund. Expenses that cannot be attributed to a particular fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2017, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2017, and for all open tax year, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2015- 2017), or expected to be taken in the Funds’ 2018 tax returns.

As of June 30, 2017, for U.S. federal income tax purposes, the SA International Value Fund had a realized capital loss carryforward available to offset future net realized capital gains in the amount of $25,307,892 expiring on June 30, 2018.

As of June 30, 2017, for U.S. federal income tax purposes, the SA U.S. Fixed Income Fund had an amount of $523,508 in unlimited short-term losses and the SA Emerging Markets Value Fund and SA International Value Fund had an amount of $8,314,228 and $10,114,767 in unlimited long-term losses, respectively, available to offset future net realized gains.

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and undistributed accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Loring Ward Holdings, Inc., a U.S. company based in San Jose, California. Loring Ward Holdings, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of ten trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Loring Ward Holdings, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

	Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.45%
SA U.S. Value Fund	0.45%
SA U.S. Small Company Fund	0.45%
SA International Value Fund	0.50%
SA International Small Company Fund	0.50%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%	*

* The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds, except the SA Worldwide Moderate Growth Fund, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. The SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.05%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund	0.0462% *
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expenses after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board.

	Expense Limitation
	Investor	Select
	Class	Class*
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.80%	0.60%
SA U.S. Core Market Fund	1.00%	0.80%
SA U.S. Value Fund	1.05%	0.85%
SA U.S. Small Company Fund	1.20%	1.00%
SA International Value Fund	1.20%	1.00%
SA International Small Company Fund	1.10%	0.90%
SA Emerging Markets Value Fund	1.40%	1.20%
SA Real Estate Securities Fund	1.00%	0.80%

*	Select Class commenced operations on July 3, 2017

For the six months ended December 31, 2017, the Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the six months ended December 31, 2017, the Adviser recaptured $44,132 from SA U.S. Fixed Income Fund pursuant to these conditions.

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $90,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $9,000 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a fund to pay less than the minimum annual charge.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2017 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$177,895,385	$98,253,706	$129,354,713	$140,359,926
SA Global Fixed Income Fund	0	186,380,836	2,966,210	178,328,256
SA U.S. Core Market Fund	0	27,627,988	0	50,576,364
SA U.S. Value Fund	0	61,780,549	0	74,574,560
SA U.S. Small Company Fund	0	34,644,306	0	42,673,206
SA International Value Fund	0	65,643,064	0	89,087,399
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	0	21,655,409	0	21,305,612
SA Real Estate Securities Fund	0	11,677,621	0	8,301,302
SA Worldwide Moderate Growth Fund	0	7,122,115	0	5,705,096

N/A — The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio which are included elsewhere in this report.

4. Capital Shares and Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2017 follows:

				Net Realized				Dividend
				Gain (Loss)				Income	Capital Gain
				on Sales of	Change in	Ending		from	Distributions
	Beginning			Affiliated	Unrealized	Value as of	Shares as of	Affiliated	from Affiliated
	Value as of	Purchases at	Proceeds	Investment	Appreciation/	December 31,	December 31,	Investment	Investment
Affiliated Investment Companies	June 30, 2017	Cost	from Sales	Companies	Depreciation	2017	2017	Companies	Companies
SA Emerging Markets Value Fund	$2,739,719	$604,533	$(630,280)	$127,395	$215,166	$3,056,533	285,657	$38,675	$—
SA Global Fixed Income Fund	3,553,104	1,060,819	(650,643)	(8,929)	(5,522)	3,948,829	411,336	15,627	1,792
SA International Value Fund	5,237,285	1,020,036	(1,109,842)	214,093	411,386	5,772,958	462,948	137,909	—
SA Real Estate Securities Fund	1,361,451	454,577	(296,269)	(7,792)	6,982	1,518,949	133,946	18,225	23,990
SA U.S. Core Market Fund	4,927,527	1,098,163	(1,003,596)	165,373	276,329	5,463,796	233,595	47,241	162,647
SA U.S. Fixed Income Fund	3,283,757	985,668	(605,370)	(3,258)	(15,314)	3,645,483	359,870	17,708	—
SA U.S. Small Company Fund	2,470,640	783,274	(589,770)	93,362	(26,422)	2,731,084	104,559	4,946	192,652
SA U.S. Value Fund	3,840,171	1,115,045	(819,326)	145,514	(32,019)	4,249,385	226,152	48,126	345,257
Totals	$27,413,654	$7,122,115	$(5,705,096)	$725,758	$830,586	$30,387,017		$328,457	$726,338

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2017 (Unaudited) (Continued)

5. Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable.

6. Subsequent Events

Effective January 1, 2018, the Board of Trustees of the Trust approved lower advisory fee and subadvisory fee levels and amendments to the fee waiver and/or expense reimbursement for certain Funds of the Trust. As a result of these changes, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund found in the Prospectuses dated October 29, 2017, have been amended and are replaced in their entirety.

Effective January 1, 2018, the Adviser will no longer seek to recapture any amounts waived or reimbursed under the fee waiver and/or expense reimbursement arrangements in place.

Effective January 1, 2018, purchases by the SA Worldwide Moderate Growth Fund in underlying SA Funds will receive Select Class shares. Existing Investor Class shares of SA Funds held by the Fund were converted (via an inter-class tax free exchange) into Select Class shares on the first business day of 2018.

Effective January 1, 2018, the annual compensation of each Trustee increased from $90,000 to $96,000. In addition, the Chairman of the Board’s annual supplemental compensation was increased from $9,000 to $9,600. The Trustees approved these increases at the Board meeting on December 4, 2017.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (844) 366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

Member of FINRA/SIPC, this report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o LWI Financial Inc.
10 Almaden Blvd.
15th Floor
San Jose, California 95113

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2017 through December 31, 2017. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,000.10	0.65%	$3.28	$1,000	$1,001.20	0.43%	$2.13
SA Global Fixed Income Fund	1,000	1,001.40	0.73	3.68	1,000	1,002.50	0.53	2.63
SA U.S. Core Market Fund	1,000	1,121.20	0.93	4.97	1,000	1,120.10	0.73	3.84
SA U.S. Value Fund	1,000	1,119.80	0.99	5.29	1,000	1,114.60	0.79	4.14
SA U.S. Small Company Fund	1,000	1,094.00	1.20	6.33	1,000	1,087.20	1.00	5.18
SA International Value Fund	1,000	1,141.00	1.14	6.15	1,000	1,134.30	0.94	4.97
SA International Small Company Fund	1,000	1,106.20	0.96	5.10	1,000	1,118.70	0.76	3.99
SA Emerging Markets Value Fund	1,000	1,133.90	1.40	7.53	1,000	1,129.90	1.20	6.34
SA Real Estate Securities Fund	1,000	1,026.00	1.00	5.11	1,000	1,014.10	0.80	4.00

Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,087.80	0.00%	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$1,021.93	0.65%	$3.31	$1,000	$1,022.66	0.43%	$2.16
SA Global Fixed Income Fund	1,000	1,021.53	0.73	3.72	1,000	1,022.17	0.53	2.66
SA U.S. Core Market Fund	1,000	1,020.52	0.93	4.74	1,000	1,021.17	0.73	3.66
SA U.S. Value Fund	1,000	1,020.21	0.99	5.04	1,000	1,020.88	0.79	3.96
SA U.S. Small Company Fund	1,000	1,019.16	1.20	6.11	1,000	1,019.84	1.00	5.01
SA International Value Fund	1,000	1,019.46	1.14	5.80	1,000	1,020.13	0.94	4.71
SA International Small Company Fund	1,000	1,020.37	0.96	4.89	1,000	1,021.03	0.76	3.81
SA Emerging Markets Value Fund	1,000	1,018.15	1.40	7.12	1,000	1,018.84	1.20	6.01
SA Real Estate Securities Fund	1,000	1,020.16	1.00	5.09	1,000	1,020.83	0.80	4.01

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,020.21	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2017

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/17	10/31/17	Ratio*	Period*
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,123.90	0.53%	$2.84
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.53	0.53%	$2.70
____________________

***	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.
FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2017
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$5,243,705,918
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	3,479,656,621
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,322,518,196
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,573,138,323
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	1,203,672,086
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $10,561,857,593)	13,822,691,144
TOTAL INVESTMENTS — (100.0%) (Cost $10,561,857,593)^	$13,822,691,144
____________________

^	The cost for federal income tax purposes is $10,748,469,230.

At December 31, 2017, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500 Emini Index®	867	03/16/18	$115,800,852	$116,004,600	$203,748
Total futures contracts			$115,800,852	$116,004,600	$203,748

Summary of the Portfolio’s investments as of December 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,822,691,144	—	—	$13,822,691,144
Futures Contracts**	203,748	—	—	203,748
TOTAL	$13,822,894,892	—	—	$13,822,894,892
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2017

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$5,118,702,845
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	3,339,426,830
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,246,700,930
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,482,853,393
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	1,162,055,496
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,349,739,494

At October 31, 2017, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500 Emini Index®	885	12/15/17	$110,931,628	$113,841,975	$2,910,347
Total futures contracts			$110,931,628	$113,841,975	$2,910,347

Summary of the Portfolio’s investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,349,739,494	—	—	$13,349,739,494
Futures Contracts**	2,910,347	—	—	2,910,347
TOTAL	$13,352,649,841	—	—	$13,352,649,841
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$13,822,691
Segregated Cash for Futures Contracts	3,902
Cash	144,605
Receivables:
Fund Shares Sold	9,899
Prepaid Expenses and Other Assets	53
Total Assets	13,981,150
LIABILITIES:
Payables:
Fund Shares Redeemed	8,819
Due to Advisor	4,643
Futures Margin Variation	420
Accrued Expenses and Other Liabilities	663
Total Liabilities	14,545
NET ASSETS	$13,966,605
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,966,605 and
shares outstanding of 656,606,868	$21.27
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$10,822,470
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(151,932)
Accumulated Net Realized Gain (Loss)	34,666
Net Unrealized Foreign Exchange Gain (Loss)	337
Net Unrealized Appreciation (Depreciation)	3,261,064
NET ASSETS	$13,966,605

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2017
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$13,349,739
Segregated Cash for Futures Contracts	3,983
Cash	144,705
Receivables:
Fund Shares Sold	5,341
Futures Margin Variation	195
Prepaid Expenses and Other Assets	31
Total Assets	13,503,994
LIABILITIES:
Payables:
Fund Shares Redeemed	8,469
Due to Advisor	4,543
Accrued Expenses and Other Liabilities	692
Total Liabilities	13,704
NET ASSETS	$13,490,290
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,490,290 and
shares outstanding of 626,740,788	$21.52
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$10,201,607
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	19,361
Accumulated Net Realized Gain (Loss)	385,659
Net Unrealized Foreign Exchange Gain (Loss)	(195)
Net Unrealized Appreciation (Depreciation)	2,883,858
NET ASSETS	$13,490,290

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*#

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2017
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $24,970)	$285,269
Interest	1
Income from Securities Lending	31,475
Expenses Allocated from Affiliated Investment Companies	(14,457)
Income Distributions Received from Affiliated Investment Companies	767
Total Investment Income	303,055
Fund Investment Income
Fund Expenses
Investment Management Fees	47,621
Accounting & Transfer Agent Fees	210
Custodian Fees	5
Filing Fees	258
Shareholders’ Reports	473
Directors’/Trustees’ Fees & Expenses	114
Professional Fees	81
Other	82
Total Expenses	48,844
Net Expenses	48,844
Net Investment Income (Loss)	254,211
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	422,014
Futures	11,549
Foreign Currency Transactions	(1,764)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,134,951
Futures	5,699
Translation of Foreign Currency Denominated Amounts	864
Net Realized and Unrealized Gain (Loss)	2,573,313
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,827,524
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2017	Oct. 31, 2016
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$254,211	$238,233
Net Realized Gain (Loss) on:
Investment Securities Sold*	422,014	261,664
Futures	11,549	17,796
Foreign Currency Transactions	(1,764)	673
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,134,951	13,423
Futures	5,699	(2,771)
Translation of Foreign Currency Denominated Amounts	864	(814)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,827,524	528,204
Distributions From:
Net Investment Income:
Institutional Class Shares	(205,687)	(283,791)
Net Short-Term Gains:
Institutional Class Shares	(18,854)	—
Net Long-Term Gains:
Institutional Class Shares	(251,076)	(207,859)
Total Distributions	(475,617)	(491,650)
Capital Share Transactions (1):
Shares Issued	2,235,300	2,126,348
Shares Issued in Lieu of Cash Distributions	456,455	473,837
Shares Redeemed	(1,940,733)	(1,572,870)
Net Increase (Decrease) from Capital Share Transactions	751,022	1,027,315
Total Increase (Decrease) in Net Assets	3,102,929	1,063,869
Net Assets
Beginning of Year	10,387,361	9,323,492
End of Year	$13,490,290	$10,387,361
(1) Shares Issued and Redeemed:
Shares Issued	116,685	124,163
Shares Issued in Lieu of Cash Distributions	25,675	27,874
Shares Redeemed	(99,987)	(92,160)
Net Increase (Decrease) from Shares Issued and Redeemed	42,373	59,877
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$19,361	$(18,870)
____________________

*	Net of foreign capital gain taxes withheld of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$17.78	$17.78	$18.24	$19.40	$15.28
Income from Investment Operations
Net Investment Income (Loss) (A)	0.41	0.43	0.41	0.42	0.42
Net Gains (Losses) on Securities
(Realized and Unrealized)	4.13	0.48	0.12	(0.62)	4.16
Total from Investment Operations	4.54	0.91	0.53	(0.20)	4.58
Less Distributions
Net Investment Income	(0.34)	(0.51)	(0.42)	(0.42)	(0.37)
Net Realized Gains	(0.46)	(0.40)	(0.57)	(0.54)	(0.09)
Total Distributions	(0.80)	(0.91)	(0.99)	(0.96)	(0.46)
Net Asset Value, End of Year	$21.52	$17.78	$17.78	$18.24	$19.40
Total Return	26.54%	5.43%	3.30%	(1.09)%	30.66%
Net Assets, End of Year (thousands)	$13,490,290	$10,387,361	$9,323,492	$8,844,517	$8,520,717
Ratio of Expenses to Average
Net Assets(B)	0.53%	0.53%	0.54%	0.53%	0.54%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor)(B)	0.53%	0.53%	0.54%	0.53%	0.54%
Ratio of Net Investment Income to Average
Net Assets	2.14%	2.47%	2.30%	2.15%	2.47%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

International Small Company Portfolio invests in five Portfolios (the “Master Fund” or “Underlying Fund”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2017, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Master/Underlying Funds	at 10/31/17
International Small Company Portfolio	The Continental Small Company Series	89%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	96%
	The Asia Pacific Small Company Series	82%
	The Canadian Small Company Series	98%

The financial statements of the Portfolio’s Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net assets values as reported by their administrator. The Portfolio’s investments in the Series of DFAITC reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its other Portfolios are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2017, the International Small Company Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2017, the total liability for deferred compensation to Directors was $331 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

		Increase	Increase
	Increase	(Decrease)	(Decrease)
	(Decrease)	Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income	Gains (Losses)
International Small Company Portfolio	$42,965	$(10,293)	$(32,672)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio
2016	$283,791	$207,859	$491,650
2017	224,540	251,076	475,616

At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	$(21,090)	$(21,876)	$(42,966)

At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$219,245	$375,722	—	$2,697,226	$3,292,193

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$10,655,424	$2,697,226	—	$2,697,226

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest, either directly or indirectly through its investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. When entering into stock index futures, the Portfolio is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

Futures
International Small Company Portfolio	$83,497

Securities have been segregated as collateral for open futures contracts.

The following is a summary of the location of derivatives on the Portfolio’s Statements of Assets and Liabilities as of October 31, 2017:

Location on the Statements of Liabilities
Derivative Type	Assets Derivatives
Equity contracts	Receivable: Futures Margin Variation

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

	Asset Derivatives Value
	Total Value at	Equity
	October 31, 2017	Contracts*
International Small Company Portfolio	$2,910	$2,910

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolio’s Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the year ended October 31, 2017:

Derivative Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts
International Small Company Portfolio	$11,549	$11,549(1)

	Change in Unrealized
	Appreciation on Derivatives
		Equity
	Total	Contracts
International Small Company Portfolio	$5,699	$5,699

(1) The amount listed reflects allocated derivatives activity from the Master Fund.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2017.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

J. Other:

At October 31, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	59%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of the Portfolios, as defined

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2017, the results of its operations, the changes in its net assets for each of the two years in the period ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2017

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/17	10/31/17	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,186.60	0.13%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,106.20	0.13%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,075.80	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/17	10/31/17	Ratio*	Period*
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,134.20	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,067.60	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information		Real	Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Estate	Services	Utilities	Total
The Japanese Small
Company Series	19.6%	8.1%	1.1%	8.5%	4.5%	28.9%	14.8%	11.2%	2.20%	0.1%	1.0%	100%
The Asia Pacific Small
Company Series	24.0%	6.7%	3.4%	10.5%	5.2%	16.0%	8.5%	13.8%	6.50%	2.6%	2.8%	100%
The United Kingdom Small
Company Series	21.3%	4.9%	4.2%	15.1%	3.9%	26.4%	11.2%	7.6%	2.40%	1.4%	1.6%	100%
The Continental Small
Company Series	13.4%	5.5%	2.9%	12.2%	7.3%	26.3%	11.1%	9.3%	5.70%	3.2%	3.1%	100%
The Canadian Small
Company Series	9.0%	4.9%	21.7%	7.7%	1.6%	12.6%	4.5%	29.0%	3.30%	0.0%	5.7%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2017
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (18.2%)
Aoyama Trading Co., Ltd.	307,500	$11,490,989	0.3%
# Resorttrust, Inc.	513,000	11,657,818	0.3%
Wacoal Holdings Corp.	338,000	10,661,461	0.3%
Other Securities		790,053,360	18.9%
Total Consumer Discretionary		823,863,628	19.8%

Consumer Staples — (7.7%)
Megmilk Snow Brand Co., Ltd.	321,100	9,497,347	0.2%
Morinaga Milk Industry Co., Ltd.	243,400	11,012,369	0.3%
Nippon Suisan Kaisha, Ltd.	1,832,600	9,582,268	0.2%
Takara Holdings, Inc.	1,048,200	12,226,761	0.3%
Other Securities		305,942,602	7.4%
Total Consumer Staples		348,261,347	8.4%

Energy — (1.0%)
Cosmo Energy Holdings Co., Ltd.	344,800	12,982,684	0.3%
Other Securities		32,452,833	0.8%
Total Energy		45,435,517	1.1%

Financials — (7.4%)
# 77 Bank, Ltd. (The)	413,652	10,409,973	0.3%
Daishi Bank, Ltd. (The)	207,100	9,399,249	0.2%
Jafco Co., Ltd.	190,600	10,995,133	0.3%
Other Securities		303,398,787	7.2%
Total Financials		334,203,142	8.0%

Health Care — (4.2%)
Nihon Kohden Corp.	440,900	10,193,961	0.3%
Nipro Corp.	630,500	9,318,260	0.2%
Ship Healthcare Holdings, Inc.	283,600	9,373,944	0.2%
Other Securities		158,782,841	3.8%
Total Health Care		187,669,006	4.5%

Industrials — (26.9%)
Aica Kogyo Co., Ltd.	264,800	9,816,505	0.2%
DMG Mori Co., Ltd.	516,400	10,631,376	0.3%
Hanwa Co., Ltd.	244,200	11,270,188	0.3%
Japan Steel Works, Ltd. (The)	398,400	12,799,053	0.3%
Kyowa Exeo Corp.	368,500	9,526,705	0.2%
Nagase & Co., Ltd.	540,600	9,717,548	0.2%
Nikkon Holdings Co., Ltd.	361,200	10,152,538	0.3%
Nishi-Nippon Railroad Co., Ltd.	409,300	11,031,886	0.3%
Nishimatsu Construction Co., Ltd.	358,800	10,038,309	0.3%
Nisshinbo Holdings, Inc.	911,080	12,337,925	0.3%
OKUMA Corp.	169,800	11,230,235	0.3%
Penta-Ocean Construction Co., Ltd.	1,890,000	14,081,205	0.3%
Pilot Corp.	221,300	10,658,351	0.3%
Sankyu, Inc.	250,200	10,770,006	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Tadano, Ltd.	607,400	$10,040,106	0.3%
TechnoPro Holdings, Inc.	217,600	11,797,237	0.3%
Trusco Nakayama Corp.	335,300	9,765,749	0.2%
Ushio, Inc.	660,700	9,424,462	0.2%
Other Securities		1,019,239,896	24.3%
Total Industrials		1,214,329,280	29.2%

Information Technology — (13.0%)
Amano Corp.	391,500	10,209,046	0.3%
Citizen Watch Co., Ltd.	1,479,400	10,835,844	0.3%
Nihon Unisys, Ltd.	449,675	9,336,630	0.2%
# Taiyo Yuden Co., Ltd.	678,700	10,507,902	0.3%
Tokyo Seimitsu Co., Ltd.	244,800	9,633,317	0.2%
Topcon Corp.	662,200	14,274,636	0.4%
Other Securities		521,239,513	12.4%
Total Information Technology		586,036,888	14.1%

Materials — (10.2%)
ADEKA Corp.	544,000	9,568,326	0.2%
Nihon Parkerizing Co., Ltd.	581,400	9,780,692	0.2%
Nippon Light Metal Holdings Co., Ltd.	3,722,800	10,575,028	0.3%
NOF Corp.	435,000	11,651,172	0.3%
Sumitomo Bakelite Co., Ltd.	1,112,000	9,331,369	0.2%
Sumitomo Osaka Cement Co., Ltd.	2,368,000	11,404,526	0.3%
# Tokai Carbon Co., Ltd.	1,289,000	15,904,978	0.4%
Tokuyama Corp.	462,998	15,020,258	0.4%
Tokyo Ohka Kogyo Co., Ltd.	227,700	9,801,343	0.2%
Toyobo Co., Ltd.	568,800	10,322,924	0.3%
Other Securities		345,922,748	8.3%
Total Materials		459,283,364	11.1%

Real Estate — (2.0%)
Leopalace21 Corp.	1,598,200	12,410,983	0.3%
Open House Co., Ltd.	185,500	9,978,373	0.3%
Other Securities		69,760,010	1.6%
Total Real Estate		92,149,366	2.2%

Telecommunication Services — (0.1%)
Other Securities		5,055,721	0.1%

Utilities — (1.0%)
Other Securities		46,739,203	1.1%

TOTAL COMMON STOCKS		4,143,026,462	99.6%

TOTAL INVESTMENT SECURITIES		4,143,026,462

		Value†
SECURITIES LENDING COLLATERAL — (8.3%)
§@ DFA Short Term Investment Fund	32,292,894	373,628,783	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,318,150,031)^		$4,516,655,245
__________________

^       The cost for federal income tax purposes is $3,318,150,031.

The Japanese Small Company Series
continued

Summary of the Series’ investments as of December 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$401,582	$823,462,046	—	$823,863,628
Consumer Staples	—	348,261,347	—	348,261,347
Energy	—	45,435,517	—	45,435,517
Financials	—	334,203,142	—	334,203,142
Health Care	—	187,669,006	—	187,669,006
Industrials	—	1,214,329,280	—	1,214,329,280
Information Technology	—	586,036,888	—	586,036,888
Materials	—	459,283,364	—	459,283,364
Real Estate	—	92,149,366	—	92,149,366
Telecommunication Services	—	5,055,721	—	5,055,721
Utilities	—	46,739,203	—	46,739,203
Securities Lending Collateral	—	373,628,783	—	373,628,783
TOTAL	$401,582	$4,516,253,663	—	$4,516,655,245

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.9%)
AUSTRALIA — (50.4%)
	Adelaide Brighton, Ltd.	3,429,379	$17,379,872	0.9%
	Ansell, Ltd.	912,691	17,234,976	0.9%
	Beach Energy, Ltd.	16,720,311	16,148,008	0.8%
#	Blackmores, Ltd.	83,730	11,028,087	0.6%
#	carsales.com, Ltd.	1,702,940	19,190,744	1.0%
	Cleanaway Waste Management, Ltd.	13,528,083	15,761,245	0.8%
	CSR, Ltd.	3,680,857	13,608,536	0.7%
	Downer EDI, Ltd.	3,622,856	19,489,854	1.0%
	DuluxGroup, Ltd.	3,101,823	18,484,030	1.0%
	Healthscope, Ltd.	6,145,192	10,045,268	0.5%
	Iluka Resources, Ltd.	1,852,267	14,614,597	0.8%
#	Independence Group NL	2,680,173	9,889,645	0.5%
	InvoCare, Ltd.	920,100	11,515,661	0.6%
	IOOF Holdings, Ltd.	2,368,404	19,738,545	1.0%
	IRESS, Ltd.	1,175,824	10,573,808	0.6%
#	JB Hi-Fi, Ltd.	962,791	18,667,479	1.0%
	Link Administration Holdings, Ltd.	1,491,185	9,776,446	0.5%
#	Metcash, Ltd.	5,370,569	13,020,969	0.7%
	Mineral Resources, Ltd.	1,168,088	19,168,216	1.0%
	Monadelphous Group, Ltd.	813,595	10,980,199	0.6%
	nib holdings, Ltd.	2,859,589	15,067,826	0.8%
	Northern Star Resources, Ltd.	4,806,957	22,886,230	1.2%
	Nufarm, Ltd.	1,720,608	11,692,788	0.6%
	Orora, Ltd.	6,245,391	16,451,993	0.9%
	OZ Minerals, Ltd.	2,198,276	15,613,243	0.8%
	Perpetual, Ltd.	356,426	13,399,203	0.7%
*	Saracen Mineral Holdings, Ltd.	7,203,079	9,501,636	0.5%
	Sims Metal Management, Ltd.	1,382,214	16,905,387	0.9%
	Spark Infrastructure Group	9,144,735	17,875,993	0.9%
	St Barbara, Ltd.	3,947,491	11,755,785	0.6%
	Steadfast Group, Ltd.	4,435,402	9,730,527	0.5%
#	Tabcorp Holdings, Ltd.	5,263,276	22,835,351	1.2%
#	Vocus Group, Ltd.	4,330,071	10,209,925	0.5%
	Whitehaven Coal, Ltd.	4,143,411	14,368,517	0.8%
*	WorleyParsons, Ltd.	1,329,196	14,814,288	0.8%
	Other Securities		554,307,663	28.7%
TOTAL AUSTRALIA			1,073,732,540	55.9%

CHINA — (0.0%)
	Other Securities		514,813	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (23.8%)
Dah Sing Financial Holdings, Ltd.	1,490,544	$9,544,468	0.5%
Hopewell Holdings, Ltd.	3,465,000	12,741,741	0.7%
Johnson Electric Holdings, Ltd.	2,372,750	9,922,142	0.5%
Luk Fook Holdings International, Ltd.	3,259,000	13,980,982	0.7%
Man Wah Holdings, Ltd.	11,957,600	11,338,020	0.6%
NagaCorp, Ltd.	12,434,000	9,603,009	0.5%
Orient Overseas International, Ltd.	1,277,000	12,312,100	0.7%
Vitasoy International Holdings, Ltd.	5,581,000	14,270,390	0.8%
# VTech Holdings, Ltd.	862,100	11,275,437	0.6%
Xinyi Glass Holdings, Ltd.	11,248,000	14,620,835	0.8%
Other Securities		385,890,652	19.9%
TOTAL HONG KONG		505,499,776	26.3%

NEW ZEALAND — (6.1%)
* a2 Milk Co., Ltd.	1,841,184	10,530,634	0.6%
# Mainfreight, Ltd.	536,356	9,648,499	0.5%
SKYCITY Entertainment Group, Ltd.	5,321,472	15,638,253	0.8%
Other Securities		93,958,797	4.9%
TOTAL NEW ZEALAND		129,776,183	6.8%

SINGAPORE — (9.6%)
# Singapore Post, Ltd.	10,457,500	9,695,141	0.5%
Venture Corp., Ltd.	1,393,300	21,271,613	1.1%
Other Securities		174,023,778	9.1%
TOTAL SINGAPORE		204,990,532	10.7%

UNITED KINGDOM — (0.0%)
Other Securities		43,047	0.0%
TOTAL COMMON STOCKS		1,914,556,891	99.7%

RIGHTS/WARRANTS — (0.0%)

HONG KONG — (0.0%)
Other Securities		3,964	0.0%

TOTAL RIGHTS/WARRANTS		3,964	0.0%

TOTAL INVESTMENT SECURITIES		1,914,560,855

		Value†
SECURITIES LENDING COLLATERAL — (10.1%)
§@ DFA Short Term Investment Fund	18,607,417	215,287,820	11.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,970,186,964)^		$2,129,848,675	110.9%
____________________

^       The cost for federal income tax purposes is $1,970,186,964.

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of December 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 12,643,677	$1,061,088,863	—	$1,073,732,540
China	—	514,813	—	514,813
Hong Kong	632,783	504,866,993	—	505,499,776
New Zealand	—	129,776,183	—	129,776,183
Singapore	389,386	204,601,146	—	204,990,532
United Kingdom	—	43,047	—	43,047
Rights/Warrants
Hong Kong	—	3,964	—	3,964
Securities Lending Collateral	—	215,287,820	—	215,287,820
TOTAL	$ 13,665,846	$2,116,182,829	—	$2,129,848,675

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2017
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.3%)
Consumer Discretionary — (21.3%)
B&M European Value Retail SA	3,839,563	$21,910,451	0.9%
Bellway P.L.C.	662,602	31,764,951	1.3%
# GVC Holdings P.L.C.	1,558,667	19,457,070	0.8%
Inchcape P.L.C.	2,367,340	24,938,623	1.0%
Ladbrokes Coral Group P.L.C.	6,643,757	16,277,222	0.7%
SSP Group P.L.C.	2,356,607	21,644,746	0.9%
UBM P.L.C.	2,150,381	21,649,620	0.9%
WH Smith P.L.C.	660,318	20,915,310	0.9%
William Hill P.L.C.	4,544,921	19,714,441	0.8%
Other Securities		328,400,138	13.7%
Total Consumer Discretionary		526,672,572	21.9%

Consumer Staples — (5.1%)
Booker Group P.L.C.	8,370,700	25,864,319	1.1%
Tate & Lyle P.L.C.	2,744,779	26,016,307	1.1%
Other Securities		73,741,477	3.0%
Total Consumer Staples		125,622,103	5.2%

Energy — (4.3%)
John Wood Group P.L.C.	3,479,405	30,443,488	1.3%
* Tullow Oil P.L.C.	7,975,394	22,205,803	0.9%
Other Securities		53,068,366	2.2%
Total Energy		105,717,657	4.4%

Financials — (14.7%)
Beazley P.L.C.	2,954,459	21,308,226	0.9%
Close Brothers Group P.L.C.	858,008	16,763,830	0.7%
Hiscox, Ltd.	1,547,072	30,549,463	1.3%
IG Group Holdings P.L.C.	1,951,219	18,891,822	0.8%
Intermediate Capital Group P.L.C.	1,606,829	24,810,836	1.0%
Jupiter Fund Management P.L.C.	2,283,894	19,325,139	0.8%
Man Group P.L.C.	9,163,251	25,498,083	1.1%
Phoenix Group Holdings	2,049,058	21,601,134	0.9%
TP ICAP P.L.C.	2,919,500	20,929,024	0.9%
Other Securities		163,507,451	6.7%
Total Financials		363,185,008	15.1%

Health Care — (3.6%)
* BTG P.L.C.	1,711,566	17,595,344	0.7%
* Indivior P.L.C.	3,837,838	21,075,599	0.9%
Other Securities		50,448,966	2.1%
Total Health Care		89,119,909	3.7%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (24.9%)
Balfour Beatty P.L.C.	4,173,571	$16,693,574	0.7%
BBA Aviation P.L.C.	6,027,210	28,402,805	1.2%
* Cobham P.L.C.	12,433,474	21,155,127	0.9%
Hays P.L.C.	8,497,027	20,927,505	0.9%
HomeServe P.L.C.	1,412,318	15,426,210	0.6%
Howden Joinery Group P.L.C.	3,833,975	24,134,329	1.0%
IMI P.L.C.	1,368,653	24,588,919	1.0%
Meggitt P.L.C.	3,672,188	23,844,824	1.0%
Melrose Industries P.L.C.	9,436,744	26,997,332	1.1%
Spirax-Sarco Engineering P.L.C.	341,722	25,835,782	1.1%
Travis Perkins P.L.C.	893,624	18,894,124	0.8%
Weir Group P.L.C. (The)	606,836	17,359,603	0.7%
Other Securities		351,095,593	14.6%
Total Industrials		615,355,727	25.6%

Information Technology — (10.1%)
Auto Trader Group P.L.C.	4,021,190	19,113,365	0.8%
AVEVA Group P.L.C.	418,609	15,610,011	0.6%
Electrocomponents P.L.C.	2,762,938	23,323,686	1.0%
Halma P.L.C.	1,822,256	30,962,247	1.3%
Playtech P.L.C.	1,474,852	17,116,685	0.7%
Rightmove P.L.C.	468,485	28,430,341	1.2%
Spectris P.L.C.	734,061	24,573,553	1.0%
Other Securities		89,030,120	3.7%
Total Information Technology		248,160,008	10.3%

Materials — (7.3%)
DS Smith P.L.C.	2,262,365	15,769,795	0.7%
* KAZ Minerals P.L.C.	1,460,573	17,557,495	0.7%
RPC Group P.L.C.	2,277,533	27,053,033	1.1%
Victrex P.L.C.	521,515	18,569,253	0.8%
Other Securities		102,098,015	4.2%
Total Materials		181,047,591	7.5%

Real Estate — (2.5%)
# Capital & Counties Properties P.L.C.	4,125,455	17,786,749	0.7%
Other Securities		42,752,887	1.8%
Total Real Estate		60,539,636	2.5%

Telecommunication Services — (1.0%)
Inmarsat P.L.C.	2,371,810	15,689,057	0.6%
Other Securities		9,434,060	0.4%
Total Telecommunication Services		25,123,117	1.0%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (1.5%)
Pennon Group P.L.C.	2,236,812	$23,614,606	1.0%
Other Securities		14,114,131	0.6%
Total Utilities		37,728,737	1.6%
TOTAL COMMON STOCKS		2,378,272,065	98.8%

TOTAL INVESTMENT SECURITIES		2,378,272,065

		Value†
SECURITIES LENDING COLLATERAL — (3.7%)
§@ DFA Short Term Investment Fund	7,889,811	91,285,112	3.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,988,381,798)^		$2,469,557,177	102.6%
____________________

^	The cost for federal income tax purposes is $1,988,381,798.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$526,672,572	—	$526,672,572
Consumer Staples	—	125,622,103	—	125,622,103
Energy	—	105,717,657	—	105,717,657
Financials	—	363,185,008	—	363,185,008
Health Care	—	89,119,909	—	89,119,909
Industrials	—	615,355,727	—	615,355,727
Information Technology	—	248,160,008	—	248,160,008
Materials	—	181,047,591	—	181,047,591
Real Estate	—	60,539,636	—	60,539,636
Telecommunication Services	—	25,123,117	—	25,123,117
Utilities	—	37,728,737	—	37,728,737
Securities Lending Collateral	—	91,285,112	—	91,285,112
TOTAL	$—	$2,469,557,177	—	$2,469,557,177

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.6%)
AUSTRIA — (3.3%)
	Other Securities		$213,320,735	3.6%

BELGIUM — (4.1%)
	Ackermans & van Haaren NV	135,161	23,524,321	0.4%
*	Galapagos NV	220,186	20,747,544	0.4%
#	Umicore SA	703,600	33,314,724	0.6%
	Other Securities		188,536,146	3.1%
TOTAL BELGIUM			266,122,735	4.5%

DENMARK — (4.6%)
#	GN Store Nord A.S.	855,243	27,621,802	0.5%
	Jyske Bank A.S.	434,014	24,676,693	0.4%
	Sydbank A.S.	503,207	20,254,661	0.4%
	TDC A.S.	5,173,971	31,782,146	0.5%
*	Topdanmark A.S.	491,266	21,216,863	0.4%
	Other Securities		173,636,092	2.8%
TOTAL DENMARK			299,188,257	5.0%

FINLAND — (6.1%)
#	Amer Sports Oyj	754,639	20,887,070	0.4%
	Elisa Oyj	812,965	31,887,300	0.5%
#	Huhtamaki Oyj	579,102	24,307,605	0.4%
	Kesko Oyj Class B	407,997	22,149,217	0.4%
#	Metso Oyj	710,373	24,234,516	0.4%
#	Nokian Renkaat Oyj	734,663	33,331,857	0.6%
	Outokumpu Oyj	2,921,503	27,112,383	0.5%
	Other Securities		215,247,405	3.5%
TOTAL FINLAND			399,157,353	6.7%

FRANCE — (12.7%)
	Edenred	1,222,953	35,404,322	0.6%
	Faurecia	306,467	23,884,516	0.4%
	Ingenico Group SA	301,300	32,165,446	0.5%
	Lagardere SCA	673,857	21,579,677	0.4%
	Orpea	178,098	20,968,516	0.4%
	Rexel SA	1,672,607	30,285,799	0.5%
#	Rubis SCA	497,299	35,147,649	0.6%
	Teleperformance	221,607	31,722,981	0.5%
*	Ubisoft Entertainment SA	521,852	40,094,755	0.7%
	Other Securities		555,405,203	9.2%
TOTAL FRANCE			826,658,864	13.8%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (14.5%)
Freenet AG	811,760	$29,951,180	0.5%
Hugo Boss AG	314,787	26,712,235	0.5%
# K+S AG	1,020,067	25,326,060	0.4%
Lanxess AG	476,332	37,758,519	0.6%
LEG Immobilien AG	331,263	37,813,943	0.6%
OSRAM Licht AG	229,966	20,591,912	0.4%
QIAGEN NV	701,160	21,869,512	0.4%
Rheinmetall AG	247,605	31,312,968	0.5%
Other Securities		711,647,658	11.9%
TOTAL GERMANY		942,983,987	15.8%

IRELAND — (1.2%)
Kingspan Group P.L.C.	734,997	32,206,081	0.5%
Other Securities		45,732,123	0.8%
TOTAL IRELAND		77,938,204	1.3%

ISRAEL — (2.4%)
Other Securities		158,059,470	2.7%

ITALY — (9.9%)
#* Banco BPM SpA	9,509,050	29,782,153	0.5%
FinecoBank Banca Fineco SpA	2,209,355	22,567,675	0.4%
Moncler SpA	701,134	21,915,712	0.4%
Prysmian SpA	907,443	29,569,132	0.5%
# Unione di Banche Italiane SpA	6,640,165	28,947,338	0.5%
Other Securities		514,715,332	8.5%
TOTAL ITALY		647,497,342	10.8%

NETHERLANDS — (5.8%)
Aalberts Industries NV	638,484	32,438,597	0.6%
# ASM International NV	339,707	22,941,193	0.4%
# Boskalis Westminster	598,973	22,571,426	0.4%
SBM Offshore NV	1,217,053	21,434,670	0.4%
Other Securities		277,269,672	4.5%
TOTAL NETHERLANDS		376,655,558	6.3%

NORWAY — (2.1%)
Other Securities		139,061,390	2.3%

PORTUGAL — (1.1%)
Other Securities		71,328,446	1.2%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SPAIN — (5.2%)
# Cellnex Telecom SA	909,420	$23,267,876	0.4%
Other Securities		317,223,896	5.3%
TOTAL SPAIN		340,491,772	5.7%

SWEDEN — (6.9%)
Other Securities		448,549,876	7.5%

SWITZERLAND — (10.7%)
ams AG	316,689	28,689,423	0.5%
# Aryzta AG	533,092	21,154,559	0.4%
Georg Fischer AG	24,221	31,975,756	0.5%
Helvetia Holding AG	39,289	22,098,426	0.4%
# Logitech International SA	685,575	23,095,201	0.4%
PSP Swiss Property AG	232,632	22,053,102	0.4%
Temenos Group AG	307,521	39,353,702	0.7%
Other Securities		511,992,504	8.4%
TOTAL SWITZERLAND		700,412,673	11.7%
TOTAL COMMON STOCKS		5,907,426,662	98.9%

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Other Securities		44,373,902	0.7%
TOTAL PREFERRED STOCKS		44,373,902	0.7%

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
Other Securities		820	0.0%

ISRAEL — (0.0%)
Other Securities		10	0.0%

SPAIN — (0.0%)
Other Securities		197,736	0.0%
TOTAL RIGHTS/WARRANTS		198,566	0.0%
TOTAL INVESTMENT SECURITIES		5,951,999,130

		Value†
SECURITIES LENDING COLLATERAL — (8.7%)
§@ DFA Short Term Investment Fund	49,200,303	569,247,510	9.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,715,276,466)^		$6,521,246,640	109.1%
____________________

^	The cost for federal income tax purposes is $4,715,276,466.

The Continental Small Company Series
continued

Summary of the Series’ investments as of December 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,320,735	—	$213,320,735
Belgium	$4,495,514	261,627,221	—	266,122,735
Denmark	10,694,363	288,493,894	—	299,188,257
Finland	—	399,157,353	—	399,157,353
France	36,160	826,622,704	—	826,658,864
Germany	—	942,983,987	—	942,983,987
Ireland	—	77,938,204	—	77,938,204
Israel	—	158,059,470	—	158,059,470
Italy	93,381	647,403,961	—	647,497,342
Netherlands	13,755,015	362,900,543	—	376,655,558
Norway	—	139,061,390	—	139,061,390
Portugal	—	71,328,446	—	71,328,446
Spain	—	340,491,772	—	340,491,772
Sweden	752,016	447,797,860	—	448,549,876
Switzerland	—	700,412,673	—	700,412,673
Preferred Stocks
Germany	—	44,373,902	—	44,373,902
Rights/Warrants
France	—	820	—	820
Israel	—	10	—	10
Spain	—	197,736	—	197,736
Securities Lending Collateral	—	569,247,510	—	569,247,510
TOTAL	$29,826,449	$6,491,420,191	—	$6,521,246,640

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.7%)
Consumer Discretionary — (7.3%)
#	BRP, Inc.	204,351	$7,561,150	0.6%
#	Cineplex, Inc.	293,783	8,724,677	0.7%
#	Enercare, Inc.	592,559	9,668,564	0.8%
*	Great Canadian Gaming Corp.	333,138	8,955,237	0.7%
	Other Securities		70,614,013	5.8%
Total Consumer Discretionary			105,523,641	8.6%

Consumer Staples — (4.1%)
	Cott Corp.	845,649	14,114,332	1.2%
	Jean Coutu Group PJC, Inc. (The) Class A	416,076	8,083,195	0.7%
	North West Co., Inc. (The)	327,936	7,844,897	0.6%
	Premium Brands Holdings Corp.	150,162	12,323,557	1.0%
	Other Securities		16,768,326	1.3%
Total Consumer Staples			59,134,307	4.8%

Energy — (17.7%)
	Enerplus Corp.	1,406,475	13,773,832	1.1%
#	Gibson Energy, Inc.	757,539	10,956,292	0.9%
*	NuVista Energy, Ltd.	1,310,626	8,362,148	0.7%
*	Paramount Resources, Ltd. Class A	499,113	7,711,041	0.6%
*	Parex Resources, Inc.	873,302	12,616,678	1.0%
	Parkland Fuel Corp.	542,825	11,594,949	0.9%
#	Whitecap Resources, Inc.	2,174,043	15,479,463	1.3%
	Other Securities		176,251,038	14.3%
Total Energy			256,745,441	20.8%

Financials — (7.0%)
#	Canadian Western Bank	537,780	16,792,255	1.4%
#	Genworth MI Canada, Inc.	322,580	11,163,270	0.9%
#	Laurentian Bank of Canada	250,346	11,258,599	0.9%
	TMX Group, Ltd.	218,158	12,225,179	1.0%
	Other Securities		50,280,526	4.0%
Total Financials			101,719,829	8.2%

Health Care — (1.3%)
	Other Securities		18,802,994	1.5%

Industrials — (10.6%)
	New Flyer Industries, Inc.	298,071	12,804,959	1.0%
#	Richelieu Hardware, Ltd.	288,855	7,879,744	0.6%
#	#Russel Metals, Inc.	362,906	8,421,613	0.7%
#	#Stantec, Inc.	522,729	14,621,441	1.2%
	TFI International, Inc.	514,653	13,453,857	1.1%
	Toromont Industries, Ltd.	425,013	18,630,244	1.5%
	Other Securities		78,793,085	6.4%
Total Industrials			154,604,943	12.5%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (3.9%)
*	Celestica, Inc.	712,858	$7,474,517	0.6%
*	Descartes Systems Group, Inc. (The)	412,009	11,714,560	1.0%
	Other Securities		37,545,923	3.0%
Total Information Technology			56,735,000	4.6%

Materials — (25.0%)
	Alamos Gold, Inc. Class A	2,373,124	15,462,117	1.3%
*	B2Gold Corp.	5,745,034	17,733,279	1.4%
*	Canfor Corp.	502,970	9,915,351	0.8%
*	Centerra Gold, Inc.	1,552,135	7,952,069	0.6%
*	Detour Gold Corp.	965,461	11,352,039	0.9%
	HudBay Minerals, Inc.	1,626,586	14,402,468	1.2%
*	IAMGOLD Corp.	3,203,040	18,678,030	1.5%
*	Interfor Corp.	467,908	7,861,748	0.6%
	Kirkland Lake Gold, Ltd.	913,033	13,996,934	1.1%
#	Labrador Iron Ore Royalty Corp.	417,556	9,035,420	0.7%
*	New Gold, Inc.	3,603,151	11,838,515	1.0%
	OceanaGold Corp.	3,671,560	9,434,478	0.8%
#	Osisko Gold Royalties, Ltd.	739,341	8,540,353	0.7%
	Pan American Silver Corp.	900,673	14,029,576	1.1%
#	Stella-Jones, Inc.	241,771	9,713,155	0.8%
	Yamana Gold, Inc.	5,278,737	16,461,932	1.3%
	Other Securities		167,139,275	13.7%
Total Materials			363,546,739	29.5%

Real Estate — (3.0%)
	Altus Group, Ltd.	263,514	7,741,903	0.6%
	Colliers International Group, Inc.	185,310	11,184,940	0.9%
	FirstService Corp.	183,662	12,847,573	1.0%
	Other Securities		11,604,926	1.0%
Total Real Estate			43,379,342	3.5%

Utilities — (4.8%)
#	Capital Power Corp.	613,509	11,952,932	1.0%
#	Northland Power, Inc.	562,788	10,454,335	0.8%
	Superior Plus Corp.	849,685	8,023,676	0.6%
	TransAlta Corp.	1,743,759	10,334,928	0.8%
	Other Securities		28,748,233	2.4%
Total Utilities			69,514,104	5.6%

TOTAL COMMON STOCKS			1,229,706,340	99.6%

TOTAL INVESTMENT SECURITIES			1,229,706,340

			Value†
SECURITIES LENDING COLLATERAL — (15.3%)
§@	DFA Short Term Investment Fund	19,247,265	222,690,852	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,503,793,526)^			$1,452,397,192	117.6%
____________________

^       The cost for federal income tax purposes is $1,503,793,526.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$105,516,435	$7,206	—	$105,523,641
Consumer Staples	59,134,307	—	—	59,134,307
Energy	256,745,115	326	—	256,745,441
Financials	101,719,829	—	—	101,719,829
Health Care	18,666,332	136,662	—	18,802,994
Industrials	154,604,943	—	—	154,604,943
Information Technology	56,735,000	—	—	56,735,000
Materials	363,546,534	205	—	363,546,739
Real Estate	43,379,342	—	—	43,379,342
Utilities	69,514,104	—	—	69,514,104
Securities Lending Collateral	—	222,690,852	—	222,690,852
TOTAL	$1,229,561,941	$222,835,251	—	$1,452,397,192

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.8%)
Consumer Discretionary — (17.8%)
Aoyama Trading Co., Ltd.	307,500	$11,394,402	0.3%
# Resorttrust, Inc.	507,200	9,986,546	0.3%
Wacoal Holdings Corp.	338,000	9,660,986	0.3%
Other Securities		742,584,862	18.5%
Total Consumer Discretionary		773,626,796	19.4%

Consumer Staples — (7.4%)
Megmilk Snow Brand Co., Ltd.	321,100	8,988,272	0.2%
Morinaga Milk Industry Co., Ltd.	243,400	9,344,287	0.2%
Nippon Suisan Kaisha, Ltd.	1,832,600	11,212,866	0.3%
Takara Holdings, Inc.	1,048,200	10,253,490	0.3%
Other Securities		282,326,095	7.1%
Total Consumer Staples		322,125,010	8.1%

Energy — (1.0%)
Other Securities		43,983,248	1.1%

Financials — (7.7%)
77 Bank, Ltd. (The)	392,952	9,986,545	0.3%
Daishi Bank, Ltd. (The)	207,100	10,141,558	0.3%
Jafco Co., Ltd.	190,600	9,420,141	0.2%
Nishi-Nippon Financial Holdings, Inc.	773,100	9,020,926	0.2%
Other Securities		299,008,703	7.5%
Total Financials		337,577,873	8.5%

Health Care — (4.1%)
Nihon Kohden Corp.	407,000	9,060,324	0.2%
Nipro Corp.	630,500	9,192,086	0.2%
Sawai Pharmaceutical Co., Ltd.	197,500	11,202,256	0.3%
Other Securities		148,315,169	3.7%
Total Health Care		177,769,835	4.4%

Industrials — (26.3%)
Aica Kogyo Co., Ltd.	264,800	9,261,490	0.2%
DMG Mori Co., Ltd.	619,700	12,496,608	0.3%
Glory, Ltd.	243,900	9,121,396	0.2%
Hanwa Co., Ltd.	244,200	9,268,572	0.2%
Hazama Ando Corp.	1,180,700	9,626,535	0.3%
# Japan Steel Works, Ltd. (The)	398,400	10,097,965	0.3%
Nagase & Co., Ltd.	535,500	9,095,948	0.2%
Nikkon Holdings Co., Ltd.	356,800	9,138,051	0.2%
Nishi-Nippon Railroad Co., Ltd.	406,600	10,869,438	0.3%
Nishimatsu Construction Co., Ltd.	358,800	10,832,245	0.3%
# Nisshinbo Holdings, Inc.	911,080	10,939,879	0.3%
OKUMA Corp.	169,800	10,437,221	0.3%
Penta-Ocean Construction Co., Ltd.	1,890,000	12,503,434	0.3%
Pilot Corp.	221,300	11,188,873	0.3%
Sankyu, Inc.	250,200	10,344,070	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
# Tadano, Ltd.	658,100	$10,029,797	0.3%
TechnoPro Holdings, Inc.	217,600	9,976,612	0.3%
Ushio, Inc.	657,700	9,129,387	0.2%
Other Securities		959,790,164	23.9%
Total Industrials		1,144,147,685	28.7%

Information Technology — (13.4%)
Amano Corp.	391,500	9,633,436	0.3%
Citizen Watch Co., Ltd.	1,479,400	10,876,479	0.3%
# Hitachi Kokusai Electric, Inc.	332,500	9,210,643	0.2%
Taiyo Yuden Co., Ltd.	678,700	11,849,631	0.3%
Tokyo Seimitsu Co., Ltd.	240,800	9,572,803	0.3%
Topcon Corp.	662,200	14,001,261	0.4%
Other Securities		520,379,508	12.9%
Total Information Technology		585,523,761	14.7%

Materials — (10.1%)
ADEKA Corp.	544,000	9,396,399	0.2%
Nihon Parkerizing Co., Ltd.	581,400	9,531,034	0.2%
Nippon Light Metal Holdings Co., Ltd.	3,567,200	10,499,570	0.3%
NOF Corp.	435,000	12,571,633	0.3%
Sumitomo Bakelite Co., Ltd.	1,112,000	9,042,991	0.2%
Sumitomo Osaka Cement Co., Ltd.	2,368,000	10,844,854	0.3%
Tokai Carbon Co., Ltd.	1,289,000	12,880,783	0.3%
# Tokuyama Corp.	462,998	13,138,460	0.3%
Toyobo Co., Ltd.	568,800	10,956,472	0.3%
Other Securities		342,221,667	8.7%
Total Materials		441,083,863	11.1%

Real Estate — (2.0%)
Leopalace21 Corp.	1,598,200	11,934,140	0.3%
Other Securities		73,820,456	1.8%
Total Real Estate		85,754,596	2.1%

Telecommunication Services — (0.1%)
Other Securities		4,632,664	0.1%

Utilities — (0.9%)
* Hokkaido Electric Power Co., Inc.	1,189,200	9,371,339	0.2%
# Hokuriku Electric Power Co.	1,087,400	9,608,330	0.3%
Other Securities		20,333,472	0.5%
Total Utilities		39,313,141	1.0%
TOTAL COMMON STOCKS		3,955,538,472	99.2%
TOTAL INVESTMENT SECURITIES		3,955,538,472

		Value†
SECURITIES LENDING COLLATERAL — (9.2%)
§@ DFA Short Term Investment Fund	34,516,023	399,384,904	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,314,290,953)		$4,354,923,376	109.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$773,626,796	—	$773,626,796
Consumer Staples	—	322,125,010	—	322,125,010
Energy	—	43,983,248	—	43,983,248
Financials	—	337,577,873	—	337,577,873
Health Care	—	177,769,835	—	177,769,835
Industrials	—	1,144,147,685	—	1,144,147,685
Information Technology	—	585,523,761	—	585,523,761
Materials	—	441,083,863	—	441,083,863
Real Estate	—	85,754,596	—	85,754,596
Telecommunication Services	—	4,632,664	—	4,632,664
Utilities	—	39,313,141	—	39,313,141
Securities Lending Collateral	—	399,384,904	—	399,384,904
TOTAL	—	$4,354,923,376	—	$4,354,923,376

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (87.5%)
AUSTRALIA — (47.2%)
#	Adelaide Brighton, Ltd.	3,668,074	$17,462,503	1.0%
	Ansell, Ltd.	830,803	15,292,658	0.8%
	Beach Energy, Ltd.	16,720,311	12,508,369	0.7%
#	Blackmores, Ltd.	82,235	10,057,671	0.6%
	BT Investment Management, Ltd.	1,061,631	8,782,885	0.5%
#	carsales.com, Ltd.	1,702,940	17,883,224	1.0%
	Cleanaway Waste Management, Ltd.	10,618,818	12,220,420	0.7%
	CSR, Ltd.	3,680,857	13,388,457	0.7%
	Downer EDI, Ltd.	3,622,856	19,439,855	1.1%
	DuluxGroup, Ltd.	3,101,823	17,518,012	1.0%
	Fairfax Media, Ltd.	15,303,894	12,891,987	0.7%
#	G8 Education, Ltd.	2,577,771	9,004,963	0.5%
	Iluka Resources, Ltd.	1,852,267	13,347,308	0.7%
	InvoCare, Ltd.	920,100	11,962,615	0.7%
#	IOOF Holdings, Ltd.	2,368,404	19,535,461	1.1%
	IRESS, Ltd.	1,175,824	10,600,488	0.6%
#	JB Hi-Fi, Ltd.	962,791	16,902,328	0.9%
	Link Administration Holdings, Ltd.	1,477,619	9,330,538	0.5%
#	Metcash, Ltd.	5,204,963	10,752,406	0.6%
	Mineral Resources, Ltd.	1,168,088	15,587,838	0.9%
#	Monadelphous Group, Ltd.	813,595	10,577,940	0.6%
	nib holdings, Ltd.	2,841,283	13,723,457	0.8%
	Northern Star Resources, Ltd.	4,806,957	19,116,115	1.1%
	Nufarm, Ltd.	1,407,770	9,406,021	0.5%
	Orora, Ltd.	5,866,371	15,297,175	0.8%
	OZ Minerals, Ltd.	2,198,276	13,574,508	0.7%
#	Perpetual, Ltd.	356,426	13,246,567	0.7%
	Sims Metal Management, Ltd.	1,382,214	14,015,094	0.8%
	Spark Infrastructure Group	9,691,872	18,867,222	1.0%
	Tabcorp Holdings, Ltd.	4,718,586	16,235,426	0.9%
#	Vocus Group, Ltd.	4,330,071	9,564,561	0.5%
#*	Whitehaven Coal, Ltd.	4,143,411	11,842,782	0.7%
*	WorleyParsons, Ltd.	1,194,746	12,850,207	0.7%
	Other Securities		519,117,725	28.4%
TOTAL AUSTRALIA			971,904,786	53.5%

CHINA — (0.1%)
	Other Securities		1,037,587	0.1%

HONG KONG — (24.1%)
	Dah Sing Financial Holdings, Ltd.	1,483,344	9,968,172	0.6%
#*	Esprit Holdings, Ltd.	14,828,050	8,972,221	0.5%
	Hopewell Holdings, Ltd.	3,366,000	12,946,497	0.7%
#	IGG, Inc.	7,041,000	9,453,202	0.5%
	Johnson Electric Holdings, Ltd.	2,358,750	9,516,625	0.5%
	Luk Fook Holdings International, Ltd.	3,243,000	13,718,512	0.8%
	Man Wah Holdings, Ltd.	11,957,600	10,803,091	0.6%
	NagaCorp, Ltd.	11,248,000	9,087,661	0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (Continued)
Orient Overseas International, Ltd.	1,483,500	$14,287,148	0.8%
Vitasoy International Holdings, Ltd.	5,557,000	12,849,073	0.7%
VTech Holdings, Ltd.	820,400	11,663,361	0.7%
Xinyi Glass Holdings, Ltd.	13,352,000	12,938,386	0.7%
Other Securities		359,743,544	19.7%
TOTAL HONG KONG		495,947,493	27.3%

NEW ZEALAND — (6.0%)
* a2 Milk Co., Ltd.	1,860,803	11,047,609	0.6%
# Mainfreight, Ltd.	536,356	8,978,181	0.5%
SKYCITY Entertainment Group, Ltd.	5,461,701	14,539,711	0.8%
Other Securities		88,218,204	4.9%
TOTAL NEW ZEALAND		122,783,705	6.8%

SINGAPORE — (10.1%)
# Singapore Post, Ltd.	10,457,500	9,858,175	0.6%
Venture Corp., Ltd.	1,597,200	22,831,474	1.3%
Other Securities		176,269,027	9.6%
TOTAL SINGAPORE		208,958,676	11.5%

UNITED KINGDOM — (0.0%)
Other Securities		73,767	0.0%
TOTAL COMMON STOCKS		1,800,706,014	99.2%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		431,607	0.0%

HONG KONG — (0.0%)
Other Securities		4,043	0.0%

NEW ZEALAND — (0.0%)
Other Securities		1,010	0.0%

TOTAL RIGHTS/WARRANTS		436,660	0.0%
TOTAL INVESTMENT SECURITIES		1,801,142,674

		Value†
SECURITIES LENDING COLLATERAL — (12.5%)
§@ DFA Short Term Investment Fund	22,292,852	257,950,593	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,978,371,714)		$2,059,093,267	113.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$971,904,786	—	$971,904,786
China	—	1,037,587	—	1,037,587
Hong Kong	573,686	495,373,807	—	495,947,493
New Zealand	—	122,783,705	—	122,783,705
Singapore	—	208,958,676	—	208,958,676
United Kingdom	73,767	—	—	73,767
Rights/Warrants
Australia	—	431,607	—	431,607
Hong Kong	—	4,043	—	4,043
New Zealand	—	1,010	—	1,010
Securities Lending Collateral	—	257,950,593	—	257,950,593
TOTAL	$647,453	$2,058,445,814	—	$2,059,093,267

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.7%)
Consumer Discretionary — (20.8%)
B&M European Value Retail SA	3,556,127	$18,764,210	0.8%
Bellway P.L.C.	662,602	32,126,797	1.4%
GVC Holdings P.L.C.	1,474,855	18,364,234	0.8%
Inchcape P.L.C.	2,337,053	24,258,271	1.0%
SSP Group P.L.C.	2,150,632	16,701,979	0.7%
UBM P.L.C.	2,150,381	20,089,069	0.9%
WH Smith P.L.C.	660,318	17,952,522	0.8%
William Hill P.L.C.	4,390,122	15,064,779	0.6%
Other Securities		329,733,378	14.2%
Total Consumer Discretionary		493,055,239	21.2%

Consumer Staples — (4.8%)
Booker Group P.L.C.	8,370,700	22,363,754	1.0%
Tate & Lyle P.L.C.	2,718,312	23,351,051	1.0%
Other Securities		68,237,724	2.9%
Total Consumer Staples		113,952,529	4.9%

Energy — (4.2%)
John Wood Group P.L.C.	3,479,405	32,900,578	1.4%
#* Tullow Oil P.L.C.	7,033,116	17,017,662	0.7%
Other Securities		48,239,755	2.1%
Total Energy		98,157,995	4.2%

Financials — (14.8%)
Beazley P.L.C.	2,911,016	19,527,655	0.8%
Close Brothers Group P.L.C.	842,028	15,529,712	0.7%
Hiscox, Ltd.	1,547,072	29,336,860	1.3%
IG Group Holdings P.L.C.	1,926,366	16,715,603	0.7%
Intermediate Capital Group P.L.C.	1,606,829	20,747,945	0.9%
Jupiter Fund Management P.L.C.	2,283,894	18,021,025	0.8%
Man Group P.L.C.	9,157,327	23,548,762	1.0%
Phoenix Group Holdings	2,000,670	20,109,594	0.9%
TP ICAP P.L.C.	2,829,016	20,454,412	0.9%
Other Securities		166,813,983	7.0%
Total Financials		350,805,551	15.0%

Health Care — (3.8%)
* BTG P.L.C.	1,883,903	18,858,989	0.8%
* Indivior P.L.C.	3,837,838	18,938,519	0.8%
UDG Healthcare P.L.C.	1,295,217	15,903,433	0.7%
Other Securities		36,656,028	1.6%
Total Health Care		90,356,969	3.9%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.8%)
Aggreko P.L.C.	1,334,788	$16,611,140	0.7%
BBA Aviation P.L.C.	5,990,848	25,309,196	1.1%
* Cobham P.L.C.	12,408,518	22,901,572	1.0%
Hays P.L.C.	8,341,552	20,648,960	0.9%
HomeServe P.L.C.	1,383,521	15,731,024	0.7%
Howden Joinery Group P.L.C.	3,763,658	20,496,619	0.9%
IMI P.L.C.	1,368,653	22,207,186	1.0%
Meggitt P.L.C.	3,799,091	26,153,041	1.1%
Melrose Industries P.L.C.	9,415,164	27,500,308	1.2%
Rentokil Initial P.L.C.	4,056,594	18,089,762	0.8%
Spirax-Sarco Engineering P.L.C.	367,759	27,595,228	1.2%
Travis Perkins P.L.C.	853,860	17,236,813	0.7%
Weir Group P.L.C. (The)	633,437	16,421,638	0.7%
Other Securities		335,262,817	14.3%
Total Industrials		612,165,304	26.3%

Information Technology — (10.9%)
Auto Trader Group P.L.C.	3,741,417	17,013,390	0.7%
Electrocomponents P.L.C.	2,762,938	25,482,641	1.1%
Halma P.L.C.	1,908,645	29,948,327	1.3%
* Paysafe Group P.L.C.	2,424,051	18,868,212	0.8%
Playtech P.L.C.	1,462,260	19,106,906	0.8%
Rightmove P.L.C.	468,485	25,845,606	1.1%
Spectris P.L.C.	701,125	23,837,173	1.0%
Other Securities		98,875,117	4.3%
Total Information Technology		258,977,372	11.1%

Materials — (7.4%)
DS Smith P.L.C.	3,354,420	23,198,985	1.0%
* KAZ Minerals P.L.C.	1,433,524	15,478,418	0.7%
RPC Group P.L.C.	2,253,573	28,202,447	1.2%
Victrex P.L.C.	482,843	15,374,148	0.7%
Other Securities		93,920,109	4.0%
Total Materials		176,174,107	7.6%

Real Estate — (2.3%)
Other Securities		54,350,850	2.3%

Telecommunication Services — (1.3%)
Inmarsat P.L.C.	2,371,810	19,563,902	0.9%
Other Securities		12,151,612	0.5%
Total Telecommunication Services		31,715,514	1.4%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (1.6%)
Pennon Group P.L.C.	2,236,812	$23,590,729	1.0%
Other Securities		13,858,087	0.6%
Total Utilities		37,448,816	1.6%
TOTAL COMMON STOCKS		2,317,160,246	99.5%
TOTAL INVESTMENT SECURITIES		2,317,160,246

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
§@DFA Short Term Investment Fund	4,640,939	53,700,300	2.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,951,561,258)		$2,370,860,546	101.8%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$493,055,239	—	$493,055,239
Consumer Staples	—	113,952,529	—	113,952,529
Energy	—	98,157,995	—	98,157,995
Financials	—	350,805,551	—	350,805,551
Health Care	—	90,356,969	—	90,356,969
Industrials	—	612,165,304	—	612,165,304
Information Technology	—	258,977,372	—	258,977,372
Materials	—	176,174,107	—	176,174,107
Real Estate	—	54,350,850	—	54,350,850
Telecommunication Services	—	31,715,514	—	31,715,514
Utilities	—	37,448,816	—	37,448,816
Securities Lending Collateral	—	53,700,300	—	53,700,300
TOTAL	—	$2,370,860,546	—	$2,370,860,546

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.6%)
AUSTRIA — (3.2%)
ANDRITZ AG	351,021	$19,848,846	0.4%
Other Securities		177,396,677	3.0%
TOTAL AUSTRIA		197,245,523	3.4%

BELGIUM — (4.2%)
Ackermans & van Haaren NV	134,719	23,072,545	0.4%
* Galapagos NV	220,186	21,413,464	0.4%
Umicore SA	703,600	31,444,010	0.6%
Other Securities		183,087,877	3.1%
TOTAL BELGIUM		259,017,896	4.5%

DENMARK — (4.8%)
GN Store Nord A.S.	855,243	28,303,028	0.5%
Jyske Bank A.S.	434,014	24,525,321	0.4%
TDC A.S.	5,173,971	30,589,544	0.5%
* Topdanmark A.S.	491,266	20,195,323	0.4%
Other Securities		192,193,095	3.3%
TOTAL DENMARK		295,806,311	5.1%

FINLAND — (6.0%)
Elisa Oyj	674,321	27,152,966	0.5%
Huhtamaki Oyj	574,099	24,453,639	0.4%
Metso Oyj	654,668	23,776,410	0.4%
Nokian Renkaat Oyj	659,051	30,215,607	0.5%
Outokumpu Oyj	2,921,503	27,616,847	0.5%
Other Securities		238,617,463	4.2%
TOTAL FINLAND		371,832,932	6.5%

FRANCE — (12.9%)
# Edenred	1,222,953	35,256,073	0.6%
Faurecia	306,467	22,278,725	0.4%
Groupe Eurotunnel SE	1,656,217	20,813,393	0.4%
# Ingenico Group SA	301,300	29,258,749	0.5%
Lagardere SCA	673,857	22,190,928	0.4%
Orpea	178,098	21,337,715	0.4%
Rexel SA	1,596,995	28,477,648	0.5%
# Rubis SCA	466,180	29,254,014	0.5%
Teleperformance	253,057	36,957,477	0.7%
* Ubisoft Entertainment SA	521,852	39,817,112	0.7%
Other Securities		512,562,878	8.8%
TOTAL FRANCE		798,204,712	13.9%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (14.8%)
Duerr AG	143,919	$19,916,912	0.4%
* Evotec AG	1,078,504	22,950,178	0.4%
Freenet AG	763,964	25,583,539	0.5%
# Hugo Boss AG	314,787	28,154,350	0.5%
# K+S AG	1,020,067	24,799,642	0.4%
Lanxess AG	471,353	36,958,137	0.6%
LEG Immobilien AG	331,263	33,743,929	0.6%
MTU Aero Engines AG	144,099	24,384,649	0.4%
OSRAM Licht AG	280,364	21,467,400	0.4%
# QIAGEN NV	701,160	23,788,035	0.4%
Rheinmetall AG	234,011	27,793,104	0.5%
Other Securities		629,683,762	10.9%
TOTAL GERMANY		919,223,637	16.0%

HONG KONG — (0.1%)
Other Securities		3,147,046	0.1%

IRELAND — (1.2%)
Kingspan Group P.L.C.	734,997	30,725,971	0.5%
Other Securities		46,011,856	0.8%
TOTAL IRELAND		76,737,827	1.3%

ISRAEL — (2.5%)
Other Securities		153,649,964	2.7%

ITALY — (10.2%)
#* Banco BPM SpA	9,344,575	32,536,729	0.6%
FinecoBank Banca Fineco SpA	2,170,080	20,296,722	0.4%
Moncler SpA	730,401	20,735,047	0.4%
Prysmian SpA	907,443	31,224,581	0.6%
# Unione di Banche Italiane SpA	6,512,755	30,567,169	0.5%
Other Securities		498,381,755	8.5%
TOTAL ITALY		633,742,003	11.0%

NETHERLANDS — (5.7%)
Aalberts Industries NV	633,462	31,236,489	0.6%
ASM International NV	339,707	22,765,126	0.4%
Boskalis Westminster	594,181	21,239,893	0.4%
SBM Offshore NV	1,217,053	21,719,672	0.4%
Other Securities		257,243,164	4.3%
TOTAL NETHERLANDS		354,204,344	6.1%

NORWAY — (2.2%)
Other Securities		138,286,028	2.4%

PORTUGAL — (1.1%)
Other Securities		67,632,440	1.2%

SPAIN — (5.2%)
Cellnex Telecom SA	909,420	22,573,590	0.4%
Other Securities		298,606,877	5.2%
TOTAL SPAIN		321,180,467	5.6%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWEDEN — (6.9%)
Other Securities		$429,210,166	7.5%

SWITZERLAND — (10.6%)
# ams AG	316,689	28,893,663	0.5%
Georg Fischer AG	24,221	29,841,965	0.5%
Helvetia Holding AG	37,722	20,278,728	0.4%
Logitech International SA	744,066	26,607,319	0.5%
Temenos Group AG	307,521	35,509,903	0.6%
Other Securities		515,114,990	8.9%
TOTAL SWITZERLAND		656,246,568	11.4%
TOTAL COMMON STOCKS		5,675,367,864	98.7%

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
Other Securities		46,412,310	0.8%
TOTAL PREFERRED STOCKS		46,412,310	0.8%

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
Other Securities		2,585	0.0%

ISRAEL — (0.0%)
Other Securities		10	0.0%

SPAIN — (0.0%)
Other Securities		978,996	0.0%

SWITZERLAND — (0.0%)
Other Securities		105,912	0.0%
TOTAL RIGHTS/WARRANTS		1,087,503	0.0%
TOTAL INVESTMENT SECURITIES		5,722,867,677

		Value†
SECURITIES LENDING COLLATERAL — (7.6%)
§@ DFA Short Term Investment Fund	40,695,303	470,885,347	8.2%
TOTAL INVESTMENTS — (100.0%) (Cost $4,482,764,364)		$6,193,753,024	107.7%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$197,245,523	—	$197,245,523
Belgium	2,677,761	256,340,135	—	259,017,896
Denmark	8,784,672	287,021,639	—	295,806,311
Finland	—	371,832,932	—	371,832,932
France	32,312	798,172,400	—	798,204,712
Germany	—	919,223,637	—	919,223,637
Hong Kong	—	3,147,046	—	3,147,046
Ireland	—	76,737,827	—	76,737,827
Israel	—	153,649,964	—	153,649,964
Italy	109,325	633,632,678	—	633,742,003
Netherlands	—	354,204,344	—	354,204,344
Norway	—	138,286,028	—	138,286,028
Portugal	—	67,632,440	—	67,632,440
Spain	—	321,180,467	—	321,180,467
Sweden	24,911	429,185,255	—	429,210,166
Switzerland	—	656,246,568	—	656,246,568
Preferred Stocks
Germany	—	46,412,310	—	46,412,310
Rights/Warrants
France	—	2,585	—	2,585
Israel	—	10	—	10
Spain	—	978,996	—	978,996
Switzerland	—	105,912	—	105,912
Securities Lending Collateral	—	470,885,347	—	470,885,347
TOTAL	$11,628,981	$6,182,124,043	—	$6,193,753,024

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2017

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (84.8%)
Consumer Discretionary — (7.6%)
# Cineplex, Inc.	293,783	$8,885,678	0.7%
Enercare, Inc.	592,559	9,236,774	0.8%
* Great Canadian Gaming Corp.	333,138	7,917,224	0.7%
#* Stars Group, Inc. (The)	545,738	10,985,827	0.9%
Other Securities		69,811,273	5.9%
Total Consumer Discretionary		106,836,776	9.0%

Consumer Staples — (4.2%)
Cott Corp.	845,649	12,677,197	1.1%
Jean Coutu Group PJC, Inc. (The) Class A	416,076	7,895,156	0.7%
North West Co., Inc. (The)	316,536	7,723,861	0.6%
Premium Brands Holdings Corp.	150,162	12,151,703	1.0%
Other Securities		18,290,744	1.5%
Total Consumer Staples		58,738,661	4.9%

Energy — (18.4%)
Enerflex, Ltd.	567,158	7,715,389	0.7%
Enerplus Corp.	1,353,175	12,408,387	1.0%
Gibson Energy, Inc.	757,539	10,299,383	0.9%
* NuVista Energy, Ltd.	1,310,626	8,147,601	0.7%
#* Paramount Resources, Ltd. Class A	498,213	8,526,895	0.7%
* Parex Resources, Inc.	826,302	10,990,886	0.9%
Parkland Fuel Corp.	542,825	11,023,963	0.9%
Pembina Pipeline Corp.	448,593	14,830,223	1.2%
# Whitecap Resources, Inc.	1,837,501	13,189,101	1.1%
Other Securities		160,468,709	13.5%
Total Energy		257,600,537	21.6%

Financials — (6.5%)
#Canadian Western Bank	528,680	14,892,048	1.2%
#Genworth MI Canada, Inc.	322,580	10,024,209	0.8%
#Laurentian Bank of Canada	221,346	10,294,365	0.9%
TMX Group, Ltd.	218,158	11,919,973	1.0%
Other Securities		43,967,142	3.8%
Total Financials		91,097,737	7.7%

Health Care — (1.4%)
Other Securities		18,694,077	1.6%

Industrials — (10.7%)
Maxar Technologies, Ltd.	184,072	11,644,148	1.0%
New Flyer Industries, Inc.	253,571	10,759,225	0.9%
Russel Metals, Inc.	356,806	7,976,347	0.7%
# Stantec, Inc.	522,729	14,935,114	1.3%
TFI International, Inc.	475,353	11,473,911	1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (continued)
	Toromont Industries, Ltd.	425,013	$18,735,361	1.6%
	Transcontinental, Inc. Class A	366,376	8,133,485	0.7%
	Other Securities		66,087,239	5.4%
Total Industrials			149,744,830	12.6%

	Information Technology — (3.8%)
*	Descartes Systems Group, Inc. (The)	393,056	11,394,694	1.0%
	Other Securities		42,132,447	3.5%
Total Information Technology			53,527,141	4.5%

Materials — (24.6%)
	Alamos Gold, Inc. Class A	1,820,687	11,530,125	1.0%
*	B2Gold Corp.	5,370,434	13,653,999	1.1%
*	Canfor Corp.	502,970	10,004,039	0.8%
*	Centerra Gold, Inc.	1,552,135	10,539,264	0.9%
*	Detour Gold Corp.	965,461	10,289,969	0.9%
	Dominion Diamond Corp.	554,107	7,885,749	0.7%
	HudBay Minerals, Inc.	1,477,086	10,979,966	0.9%
*	IAMGOLD Corp.	3,203,040	17,578,113	1.5%
	Kirkland Lake Gold, Ltd.	913,033	10,707,844	0.9%
*	New Gold, Inc.	3,504,251	11,598,443	1.0%
#	OceanaGold Corp.	3,671,560	9,846,987	0.8%
#	Osisko Gold Royalties, Ltd.	739,341	9,306,945	0.8%
	Pan American Silver Corp.	847,173	13,842,653	1.2%
	Stella-Jones, Inc.	241,271	9,425,671	0.8%
	Yamana Gold, Inc.	4,803,883	12,474,233	1.1%
	Other Securities		174,581,152	14.5%
Total Materials			344,245,152	28.9%

Real Estate — (2.8%)
	Colliers International Group, Inc.	174,095	10,203,335	0.9%
	FirstService Corp.	177,734	12,372,909	1.0%
	Other Securities		16,673,204	1.4%
Total Real Estate			39,249,448	3.3%

Utilities — (4.8%)
#	Capital Power Corp.	550,609	10,426,616	0.9%
#	Northland Power, Inc.	562,788	10,761,941	0.9%
#	Superior Plus Corp.	849,685	8,555,467	0.7%
	TransAlta Corp.	1,716,509	10,151,898	0.8%
	Other Securities		27,790,664	2.4%
Total Utilities			67,686,586	5.7%
TOTAL COMMON STOCKS			1,187,420,945	99.8%
TOTAL INVESTMENT SECURITIES			1,187,420,945

			Value†
SECURITIES LENDING COLLATERAL — (15.2%)
§@	DFA Short Term Investment Fund	18,401,076	212,918,854	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,494,062,372)			$1,400,339,799	117.7%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$106,829,755	$7,021	—	$106,836,776
Consumer Staples	58,738,661	—	—	58,738,661
Energy	257,600,528	9	—	257,600,537
Financials	91,097,737	—	—	91,097,737
Health Care	18,487,331	206,746	—	18,694,077
Industrials	149,744,830	—	—	149,744,830
Information Technology	53,527,141	—	—	53,527,141
Materials	344,243,948	1,204	—	344,245,152
Real Estate	39,249,448	—	—	39,249,448
Utilities	67,686,586	—	—	67,686,586
Securities Lending Collateral	—	212,918,854	—	212,918,854
TOTAL	$1,187,205,965	$213,133,834	—	$1,400,339,799

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investments at Value (including $390,734, $282,545,
$50,801, $449,175 and $202,843 of securities on
loan, respectively)	$4,143,026	$1,914,561	$2,378,272	$5,951,999	$1,229,706
Collateral from Securities on Loan Invested in Affiliate at
Value (including cost of $373,695, $215,322, $91,289,
$569,313 and $222,695)	373,629	215,288	91,285	569,248	222,691
Foreign Currencies at Value	9,504	270	2,044	3,251	713
Cash	22,292	10,123	4,465	23,582	2,901
Receivables:
Investment Securities Sold	3,649	2,226	19,567	408	543
Dividends, Interest and Tax Reclaims	4,037	1,450	5,571	8,899	2,430
Securities Lending Income	1,062	521	145	1,226	465
Unrealized Gain on Foreign Currency Contracts	2	4	—	4	—
Prepaid Expenses and Other Assets	1	—	—	—	—
Total Assets	4,557,202	2,144,443	2,501,349	6,558,617	1,459,449
LIABILITIES:
Payables:
Upon Return of Securities Loaned	373,633	215,284	91,290	569,330	222,676
Investment Securities Purchased	23,590	8,335	2,266	11,681	1,879
Due to Advisor	347	158	198	496	101
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	2
Accrued Expenses and Other Liabilities	384	189	174	588	109
Total Liabilities	397,954	223,966	93,928	582,095	224,767
NET ASSETS	$4,159,248	$1,920,477	$2,407,421	$5,976,522	$1,234,682
Investments at Cost	$2,944,455	$1,754,865	$1,897,092	$4,145,964	$1,281,098
Foreign Currencies at Cost	$9,456	$270	$2,027	$3,218	$715
____________________

*	The Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $23,329, $48,604, $0, $68,257 and $1,714, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2017

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series	Series*	Series*
ASSETS:
Investments at Value (including $390,734, $282,545,
$50,801, $449,175 and $202,843 of securities on
loan, respectively)	$3,955,538	$1,801,143	$2,317,160	$5,722,868	$1,187,421
Collateral from Securities on Loan Invested in Affiliate at
Value (including cost of $399,455, $257,992, $53,698,
$470,951 and $212,911)	399,385	257,951	53,700	470,885	212,919
Foreign Currencies at Value	3,373	12,033	1,567	545	326
Cash	5,475	5,737	5,346	23,509	2,172
Receivables:
Investment Securities Sold	9,285	1,407	3,691	6,287	710
Dividends, Interest and Tax Reclaims	20,385	1,336	6,292	8,794	666
Securities Lending Income	1,101	520	162	1,142	577
Unrealized Gain on Foreign Currency Contracts	—	—	—	3	—
Total Assets	4,394,542	2,080,127	2,387,918	6,234,033	1,404,791
LIABILITIES:
Payables:
Upon Return of Securities Loaned	399,359	257,926	53,695	470,911	212,885
Investment Securities Purchased	5,562	6,220	3,978	11,196	1,498
Due to Advisor	330	152	195	488	103
Accrued Expenses and Other Liabilities	242	124	138	379	83
Total Liabilities	405,493	264,422	58,006	482,974	214,569
NET ASSETS	$3,989,049	$1,815,705	$2,329,912	$5,751,059	$1,190,222
Investments at Cost	$2,914,836	$1,720,380	$1,897,863	$4,011,813	$1,281,151
Foreign Currencies at Cost	$3,377	$12,068	$1,563	$546	$329
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2017

(Amounts in thousands)

	The	The Asia	The United	The	The
	Japanese	Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of
$6,690, $1,082, $74, $16,318 and $3,604, respectively)	$60,907	$54,721	$59,839	$106,902	$20,545
Non Cash Income	—	5,065	9,789	—	—
Income from Securities Lending	8,951	5,373	1,338	14,125	5,521
Total Investment Income	69,858	65,159	70,966	121,027	26,066
Expenses
Investment Management Fees	3,441	1,650	2,020	4,928	1,157
Accounting & Transfer Agent Fees	157	84	94	229	52
Custodian Fees	583	302	110	840	96
Directors’/Trustees’ Fees & Expenses	33	16	19	46	11
Professional Fees	60	29	35	102	19
Other	116	58	61	151	39
Total Expenses	4,390	2,139	2,339	6,296	1,374
Fees Paid Indirectly (Note C)	(61)	(25)	(57)	(142)	(46)
Net Expenses	4,329	2,114	2,282	6,154	1,328
Net Investment Income (Loss)	65,529	63,045	68,684	114,873	24,738
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	174,661	57,205	68,209	217,209	(39,064)
Affiliated Investment Companies Shares Sold	70	63	2	32	21
Foreign Currency Transactions	(2,843)	(697)	330	992	(26)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	616,328	131,297	383,963	1,106,864	137,860
Affiliated Investment Companies Shares	(116)	(85)	(8)	(119)	(28)
Translation of Foreign Currency Denominated Amounts	489	(7)	206	303	(7)
Net Realized and Unrealized Gain (Loss)	788,589	187,776	452,702	1,325,281	98,756
Net Increase (Decrease) in Net Assets
Resulting from Operations	$854,118	$250,821	$521,386	$1,440,154	$123,494
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,529	$54,226
Net Realized Gain (Loss) on:
Investment Securities Sold*	174,661	122,152
Affiliated Investment Companies Shares Sold	70	—
Foreign Currency Transactions	(2,843)	2,170
Forward Currency Contracts	—	(36)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	616,328	214,787
Affiliated Investment Companies Shares	(116)	—
Translation of Foreign Currency Denominated Amounts	489	(688)
Net Increase (Decrease) in Net Assets Resulting from Operations	854,118	392,611
Transactions in Interest:
Contributions	195,960	224,138
Withdrawals	(193,623)	(115,843)
Net Increase (Decrease) from Transactions in Interest	2,337	108,295
Total Increase (Decrease) in Net Assets	856,455	500,906
Net Assets
Beginning of Year	3,132,594	2,631,688
End of Year	$3,989,049	$3,132,594
____________________

*      Net of foreign capital gain taxes withheld of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series		Company Series
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,045	$55,379	$68,684	$79,465	$114,873	$98,312	$24,738	$18,822
Net Realized Gain (Loss) on:
Investment Securities Sold*	57,205	(8,246)	68,209	71,244	217,209	122,507	(39,064)	(24,152)
Affiliated Investment
Companies Shares Sold	63	—	2	—	32	—	21	—
Futures	—	—	—	—	—	687	—	—
Foreign Currency Transactions	(697)	309	330	(1,277)	992	(394)	(26)	229
Forward Currency Contracts	—	(18)	—	—	—	(5)	—	—
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	131,297	168,801	383,963	(469,059)	1,106,864	27,064	137,860	135,836
Affiliated Investment
Companies Shares	(85)	—	(8)	—	(119)	—	(28)	—
Futures	—	—	—	—	—	19	—	—
Translation of Foreign Currency
Denominated Amounts	(7)	22	206	(215)	303	(32)	(7)	(6)
Net Increase (Decrease) in
Net Assets Resulting
from Operations	250,821	216,247	521,386	(319,842)	1,440,154	248,158	123,494	130,729
Transactions in Interest:
Contributions	110,964	137,711	158,197	112,811	303,976	441,553	269,073	187,903
Withdrawals	(101,816)	(26,496)	(33,136)	(193,617)	(140,996)	(195,529)	(135,609)	(8,500)
Net Increase (Decrease) from
Transactions in Interest	9,148	111,215	125,061	(80,806)	162,980	246,024	133,464	179,403
Total Increase (Decrease) in
Net Assets	259,969	327,462	646,447	(400,648)	1,603,134	494,182	256,958	310,132
Net Assets
Beginning of Year	1,555,736	1,228,274	1,683,465	2,084,113	4,147,925	3,653,743	933,264	623,132
End of Year	$1,815,705	$1,555,736	$2,329,912	$1,683,465	$5,751,059	$4,147,925	$1,190,222	$933,264
____________________

*     Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013
Total Return	27.10%	14.53%	9.04%	2.46%	30.62%	16.21%	16.69%	(11.83)%	(3.46)%	10.97%
Net Assets, End of Year (thousands)	$3,989,049	$3,132,594	$2,631,688	$2,505,409	$2,281,624	$1,815,705	$1,555,736	$1,228,274	$1,453,786	$1,265,498
Ratio of Expenses to Average
Net Assets	0.13%	0.13%	0.13%	0.13%	0.14%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.13%	0.13%	0.13%	0.14%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.99%	1.69%	1.71%	1.87%	3.82%	4.00%	4.17%	3.96%	4.64%
Portfolio Turnover Rate	13%	10%	6%	9%	16%	14%	10%	7%	7%	9%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013
Total Return	29.87%	(15.82)%	9.95%	1.22%	37.42%	34.27%	6.10%	9.81%	(2.25)%	43.67%
Net Assets, End of Year (thousands)	$2,329,912	$1,683,465	$2,084,113	$1,995,898	$1,988,287	$5,751,059	$4,147,925	$3,653,743	$3,152,277	$3,217,766
Ratio of Expenses to Average
Net Assets	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.40%	4.36%	3.44%	2.98%	3.29%	2.33%	2.49%	2.44%	2.40%	2.67%
Portfolio Turnover Rate	9%	15%	10%	8%	17%	13%	9%	14%	13%	13%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2017	2016	2015	2014	2013
Total Return	12.10%	20.77%	(25.00)%	(3.83)%	5.71%
Net Assets, End of Year (thousands)	$1,190,222	$933,264	$623,132	$849,429	$741,204
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.52%	2.73%	2.42%	2.99%
Portfolio Turnover Rate	22%	8%	18%	5%	14%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
 NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”) The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2017, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$61
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	57
The Continental Small Company Series	142
The Canadian Small Company Series	46

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$96
The Asia Pacific Small Company Series	49
The United Kingdom Small Company Series	63
The Continental Small Company Series	125
The Canadian Small Company Series	30

E. Purchases and Sales of Securities:

For the year ended October 31, 2017, the Series’ transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$500,531	$438,549
The Asia Pacific Small Company Series	312,003	236,969
The United Kingdom Small Company Series	381,315	174,465
The Continental Small Company Series	921,278	640,361
The Canadian Small Company Series	442,511	257,115

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

	Balance at 10/31/16	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Change in Unrealized Appreciation/ Depreciation	Balance at 10/31/17	Shares as of 10/31/17	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment
The Japanese Small Company Series
DFA Short Term
Investment Fund	$280,962	$1,095,593	$977,123	$69	$(116)	$399,385	$34,516	$3,315	$—
Total	$280,962	$1,095,593	$977,123	$69	$(116)	$399,385	$34,516	$3,315	$—

The Asia Pacific Small Company
DFA Short Term
Investment Fund	$261,843	$552,723	$556,593	$63	$(85)	$257,951	$22,293	$2,514	$—
Total	$261,843	$552,723	$556,593	$63	$(85)	$257,951	$22,293	$2,514	$—

United Kingdom Small Company Series
DFA Short Term
Investment Fund	$56,584	$338,586	$341,464	$2	$(8)	$53,700	$4,641	$764	$—
Total	$56,584	$338,586	$341,464	$2	$(8)	$53,700	$4,641	$764	$—

The Continental Small Company Series
DFA Short Term
Investment Fund	$350,190	$1,496,894	$1,376,112	$32	$(119)	$470,885	$40,695	$4,826	$—
Total	$350,190	$1,496,894	$1,376,112	$32	$(119)	$470,885	$40,695	$4,826	$—

The Canadian Small Company
DFA Short Term
Investment Fund	$214,142	$1,260,703	$1,261,918	$21	$(29)	$212,919	$18,401	$2,017	$—
Total	$214,142	$1,260,703	$1,261,918	$21	$(29)	$212,919	$18,401	$2,017	$—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal	Unrealized	Unrealized	Net
	Tax Cost	Appreciation	Depreciation	Unrealized
The Japanese Small Company Series	$3,314,291	$1,213,062	$(172,429)	$1,040,633
The Asia Pacific Small Company Series 1,978,372		445,114	(364,392)	80,722
The United Kingdom Small Company Series	1,951,561	635,021	(215,722)	419,299
The Continental Small Company Series 4,482,764		2,083,885	(372,897)	1,710,988
The Canadian Small Company Series	1,494,062	199,811	(293,534)	(93,723)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

The decision to hedge a Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017 with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	1.77%	$16,525	6	$5	$25,222
The Asia Pacific Small Company Series	1.76%	1,241	34	2	9,913
The Continental Small Company Series	1.91%	120	1	—	120
The Canadian Small Company Series	1.88%	15,022	3	2	44,993

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Series’ available line of credit was utilized.

There we no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the year ended October 31, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$44,207	$28,558	$14,108
The Asia Pacific Small Company Series	28,263	33,425	14,632
The Continental Small Company Series	63,808	21,763	9,250
The Canadian Small Company Series	46,995	27,027	4,703

J. Securities Lending:

As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Market
Value
The Japanese Small Company Series	$11,439
The Asia Pacific Small Company Series	54,797
The Continental Small Company Series	10,247
The Canadian Small Company Series	1,883

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2017
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$399,384,904	$—	$—	$—	$399,384,904
The Asia Pacific Small Company Series
Common Stocks	$257,950,593	$—	$—	$—	$257,950,593
The United Kingdom Small Company Series
Common Stocks	$53,700,300	$—	$—	$—	$53,700,300
The Continental Small Company Series
Common Stocks, Preferred Stocks,
Rights/Warrants	$470,885,347	$—	$—	$—	$470,885,347
The Canadian Small Company Series
Common Stocks	$212,918,854	$—	$—	$—	$212,918,854

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In October 2016, the U.S Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2017.

Each Board’s Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	126 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since June 2017 DIG-Since June 2017 DFAITC-Since June 2017 DEM-Since June 2017

Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).

				126 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993

Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).

				126 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010

Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).

				126 portfolios in 4 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	126 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	126 portfolios in 4 investment companies

Lead Director, (beginning May 2014) and Director (since 2000), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (24 portfolios) (since 2009).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Interested Trustees/Directors*
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993

Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Director (since 2009) and formerly Co-Chief Executive Officer (2010-June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

				126 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

*

The Interested Trustee/Director is described as such because he is deemed to be an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017), DFA Australia Limited (since July 2017) and Dimensional Fund Advisors Ltd. (since August 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 13, 2017). Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities. Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.
Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President (since March 2017) and formerly, Vice President (2004 to March 2017), of all the DFA Entities. Director and Vice President (since February 2016) of Dimensional Japan Ltd. President and Director (since February 2016) of Dimensional Fund Advisors Canada ULC. Vice President (since April 2008) and Director (since October 2016) of DFA Australia Limited. Director (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited. Vice President (since June 2016) of Dimensional Fund Advisors Pte. Ltd. Head of Global Institutional Services (since January 2014) for Dimensional Fund Advisors LP. Formerly, Vice President (December 2010 – February 2016) of Dimensional Fund Advisors Canada ULC; and Head of Institutional, North America (March 2012 to December 2013) for Dimensional Fund Advisors LP.
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since February 2017). Formerly, Vice President and Global Chief Compliance Officer (October 2010 – 2014) for Dimensional SmartNest (US) LLC.
(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017	Executive Vice President and Chief Operating Officer of the DFA Fund Complex (since March 2017). Executive Vice President (since February 2017), Senior Advisor and Chief Operating Officer (since February 2016) of Dimensional Funds Advisors LP, Dimensional Holdings Inc. and Dimensional Investment LLC. Executive Vice President (since February 2017) of DFA Securities LLC. Director of Dimensional Advisors Ltd. (since February 2017), Dimensional Hong Kong Limited (since February 2017) and DFA Australia Limited (since October 2016). Formerly, Consultant for MSG Consulting (August 2013 – February 2017), and Chairman and Chief Executive Officer of Sabre Holdings (December 2003 – August 2013).

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2015	Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities. Chief Financial Officer, Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited. Director (since August 2016) for Dimensional Funds plc and Dimensional Funds II plc. Formerly, interim Chief Financial Officer and interim Treasurer of all the DFA Entities (April 2016 – September 2016); interim Chief Financial Officer and interim Treasurer (April 2016 – July 2016) of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC; Controller (August 2015 – September 2016) of all the DFA Entities; Controller (August 2015 – July 2016) Dimensional Fund Advisors LP; Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).
Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President and Assistant Secretary (since 2004 and March 2017, respectively) of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	Since 2017	President and General Counsel (since March 2017), and formerly, Vice President and Secretary (1997 and 2000, respectively, to March 2017), of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd. (since March 2012) and Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary (October 2010 – November 2014) of Dimensional SmartNest (US) LLC.
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer (since December 2012) of Dimensional Fund Advisors LP.
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary (since 2010 and March 2017, respectively) of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016).

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017	Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September, 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September, 2017); Chief Investment Officer and Director of DFA Australia Limited (since September, 2017 and October 2017, respectively); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September, 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd. Formerly, Executive Vice President (March 2017 – September, 2017), Co-Chief Investment Officer (June 2014 – September, 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September, 2017), Co-Chief Investment Officer (June 2014 – September, 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September, 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September, 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 3.2%
Aerojet Rocketdyne Holdings, Inc. *	2,418	$75,442
Arconic, Inc.	4,351	118,565
Boeing Co. (The)	25,620	7,555,594
BWX Technologies, Inc.	5,045	305,172
Cubic Corp.	500	29,475
Curtiss-Wright Corp.	1,160	141,346
Engility Holdings, Inc. *	495	14,043
Esterline Technologies Corp. *	736	54,979
General Dynamics Corp.	10,085	2,051,793
Harris Corp.	4,350	616,177
HEICO Corp.	846	79,820
HEICO Corp., Class A	1,532	121,105
Hexcel Corp.	3,100	191,735
Huntington Ingalls Industries, Inc.	1,972	464,800
KLX, Inc. *	1,200	81,900
L3 Technologies, Inc.	1,426	282,134
Lockheed Martin Corp.	12,054	3,869,937
Maxar Technologies Ltd.	472	30,359
Moog, Inc., Class A *	1,100	95,535
Northrop Grumman Corp.	7,433	2,281,262
Orbital ATK, Inc.	1,332	175,158
Raytheon Co.	9,036	1,697,413
Rockwell Collins, Inc.	5,762	781,442
Spirit Aerosystems Holdings, Inc., Class A	5,105	445,411
Teledyne Technologies, Inc. *	800	144,920
Textron, Inc.	4,852	274,575
TransDigm Group, Inc. @	1,620	444,884
Triumph Group, Inc. @	1,120	30,464
United Technologies Corp.	23,745	3,029,150
Vectrus, Inc. *	366	11,291
Wesco Aircraft Holdings, Inc. *	844	6,246
		25,502,127
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	6,400	570,176
Expeditors International of Washington, Inc.	5,723	370,221
FedEx Corp.	9,639	2,405,316
Forward Air Corp.	536	30,788
HUB Group, Inc., Class A *	982	47,037
United Parcel Service, Inc., Class B	32,513	3,873,924
XPO Logistics, Inc. *@	3,544	324,595
		7,622,057
Airlines — 0.9%
Alaska Air Group, Inc.	5,364	394,308
Allegiant Travel Co. @	800	123,800
American Airlines Group, Inc.	21,395	1,113,182
Copa Holdings SA, Class A	1,041	139,556
Delta Air Lines, Inc.	34,227	1,916,712
Hawaiian Holdings, Inc.	2,703	107,715
JetBlue Airways Corp. *	12,225	273,106
Skywest, Inc.	1,469	78,004
Southwest Airlines Co.	30,212	1,977,375
Spirit Airlines, Inc. *	2,600	116,610
United Continental Holdings, Inc. *	15,560	1,048,744
		7,289,112
Auto Components — 0.5%
Adient PLC	2,002	157,557
American Axle & Manufacturing Holdings, Inc. *	4,031	68,648
Aptiv PLC	12,677	1,075,390
Autoliv, Inc. @	2,700	343,116
BorgWarner, Inc.	4,453	227,504
Cooper Tire & Rubber Co. @	2,400	84,840
Cooper-Standard Holdings, Inc. *	400	49,000
Dana, Inc.	6,712	214,851
Delphi Technologies PLC *	4,225	221,686
Dorman Products, Inc. *	1,109	67,804
Gentex Corp.	10,100	211,595
Gentherm, Inc. *	1,000	31,750
Goodyear Tire & Rubber Co. (The)	9,064	292,858
Horizon Global Corp. *	587	8,230
LCI Industries	900	117,000
Lear Corp.	2,724	481,222
Tenneco, Inc.	2,500	146,350
Visteon Corp. *	1,205	150,793
		3,950,194
Automobiles — 0.6%
Ford Motor Co.	123,854	1,546,937
General Motors Co.	52,835	2,165,707
Harley-Davidson, Inc. @	7,722	392,895
Tesla, Inc. *	903	281,149
Thor Industries, Inc.	1,900	286,368
		4,673,056
Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A *@	422	80,644
Brown-Forman Corp., Class A	1,902	127,891
Brown-Forman Corp., Class B	10,640	730,649
Coca-Cola Bottling Co., Consolidated	200	43,052
Coca-Cola Co. (The)	159,849	7,333,872
Constellation Brands, Inc., Class A	5,161	1,179,650
Dr Pepper Snapple Group, Inc.	8,222	798,027
Molson Coors Brewing Co., Class B	3,735	306,531
Monster Beverage Corp. *	12,111	766,505
National Beverage Corp. @	500	48,720
PepsiCo, Inc.	67,969	8,150,843
		19,566,384
Biotechnology — 3.2%
AbbVie, Inc.	75,823	7,332,842
Alexion Pharmaceuticals, Inc. *	3,138	375,273
Alkermes PLC *@	1,579	86,419
Alnylam Pharmaceuticals, Inc. *	1,136	144,329
Amgen, Inc.	21,789	3,789,107
Aptevo Therapeutics, Inc. *	51	216
Biogen, Inc. *	7,478	2,382,266
BioMarin Pharmaceutical, Inc. *	1,327	118,329
Bioverativ, Inc. *	4,400	237,248
Bluebird Bio, Inc. *@	676	120,396
Celgene Corp. *	29,744	3,104,084
Emergent BioSolutions, Inc. *	102	4,740
Exact Sciences Corp. *@	2,356	123,784
Exelixis, Inc. *	10,395	316,008
FibroGen, Inc. *	728	34,507
Gilead Sciences, Inc.	61,720	4,421,621
Incyte Corp. *	1,173	111,095
Insys Therapeutics, Inc. *@	201	1,934
Ionis Pharmaceuticals, Inc. *	1,221	61,416
Juno Therapeutics, Inc. *@	764	34,922
Myriad Genetics, Inc. *@	2,380	81,741
Neurocrine Biosciences, Inc. *	1,008	78,211
OPKO Health, Inc. *@	3,300	16,170
Regeneron Pharmaceuticals, Inc. *	2,358	886,514
Sage Therapeutics, Inc. *	135	22,236
Seattle Genetics, Inc. *	147	7,864
United Therapeutics Corp. *	1,803	266,754

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
BIOTECHNOLOGY (Continued)
Vertex Pharmaceuticals, Inc. *	5,479	$821,083
		24,981,109
Building Products — 0.4%
A.O. Smith Corp.	4,700	288,016
AAON, Inc.	400	14,680
Allegion PLC	4,161	331,049
Apogee Enterprises, Inc.	400	18,292
Armstrong Flooring, Inc. *	711	12,030
Armstrong World Industries, Inc. *	1,690	102,329
Builders FirstSource, Inc. *	4,368	95,179
Fortune Brands Home & Security, Inc.	4,718	322,900
Johnson Controls International PLC	8,733	332,815
Lennox International, Inc.	1,236	257,409
Masco Corp.	10,053	441,729
Owens Corning	3,497	321,514
Simpson Manufacturing Co., Inc.	1,080	62,003
Trex Co., Inc. *	800	86,712
Universal Forest Products, Inc.	1,791	67,377
USG Corp. *@	2,828	109,048
		2,863,082
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	1,196	245,479
Ameriprise Financial, Inc.	4,953	839,385
Artisan Partners Asset Management, Inc., Class A	2,694	106,413
Bank of New York Mellon Corp. (The)	18,824	1,013,861
BGC Partners, Inc., Class A	7,600	114,836
BlackRock, Inc.	2,286	1,174,341
CBOE Holdings, Inc.	2,492	310,478
Charles Schwab Corp. (The)	24,349	1,250,808
CME Group, Inc.	3,139	458,451
Cohen & Steers, Inc.	1,400	66,206
Donnelley Financial Solutions, Inc. *	1,074	20,932
E*Trade Financial Corp. *	5,476	271,445
Eaton Vance Corp.	4,868	274,507
Evercore, Inc., Class A	1,680	151,200
FactSet Research Systems, Inc. @	1,947	375,304
Federated Investors, Inc., Class B	4,917	177,405
Financial Engines, Inc.	700	21,210
Franklin Resources, Inc.	4,676	202,611
GAMCO Investors, Inc., Class A	200	5,930
Goldman Sachs Group, Inc. (The)	3,628	924,269
Interactive Brokers Group, Inc., Class A	2,779	164,545
Intercontinental Exchange, Inc.	13,046	920,526
Invesco Ltd.	9,419	344,170
Janus Henderson Group PLC	3,343	127,903
Lazard Ltd., Class A	1,209	63,473
Legg Mason, Inc.	1,900	79,762
LPL Financial Holdings, Inc.	2,967	169,534
MarketAxess Holdings, Inc.	1,300	262,275
Moelis & Co., Class A	1,315	63,778
Moody's Corp.	5,690	839,901
Morgan Stanley	23,701	1,243,591
Morningstar, Inc.	700	67,879
MSCI, Inc., Class A	3,889	492,114
Nasdaq, Inc.	2,219	170,486
Northern Trust Corp.	4,636	463,090
Raymond James Financial, Inc.	2,130	190,209
S&P Global, Inc.	12,351	2,092,259
SEI Investments Co.	4,110	295,345
State Street Corp.	5,358	522,994
Stifel Financial Corp.	1,686	100,418
T. Rowe Price Group, Inc.	10,102	1,060,003
TD Ameritrade Holding Corp.	5,023	256,826
Virtus Investment Partners, Inc.	200	23,010
Waddell & Reed Financial, Inc., Class A @	3,561	79,553
WisdomTree Investments, Inc. @	5,031	63,139
		18,161,854
Chemicals — 2.7%
AdvanSix, Inc. *	1,163	48,927
Air Products & Chemicals, Inc.	3,849	631,544
Albemarle Corp.	1,193	152,573
Ashland Global Holdings, Inc.	1,329	94,625
Axalta Coating Systems Ltd. *	6,803	220,145
Balchem Corp.	893	71,976
Cabot Corp.	1,800	110,862
Celanese Corp., Series A	3,818	408,831
CF Industries Holdings, Inc.	3,802	161,737
Chemours Co. (The)	6,313	316,029
DowDuPont, Inc.	72,372	5,154,334
Eastman Chemical Co.	6,348	588,079
Ecolab, Inc.	8,765	1,176,088
Flotek Industries, Inc. *@	1,026	4,781
FMC Corp.	2,449	231,822
GCP Applied Technologies, Inc. *	2,293	73,147
H.B. Fuller Co.	1,077	58,018
Huntsman Corp.	8,447	281,201
Ingevity Corp. *	1,630	114,866
International Flavors & Fragrances, Inc.	2,595	396,023
LyondellBasell Industries NV, Class A	16,269	1,794,796
Minerals Technologies, Inc.	1,316	90,607
Monsanto Co.	19,039	2,223,374
Mosaic Co. (The)	2,226	57,119
NewMarket Corp.	462	183,594
Olin Corp.	3,768	134,065
Platform Specialty Products Corp. *	1,155	11,458
PolyOne Corp.	2,800	121,800
PPG Industries, Inc.	10,110	1,181,050
Praxair, Inc.	14,061	2,174,956
Quaker Chemical Corp.	100	15,079
RPM International, Inc.	4,528	237,358
Scotts Miracle-Gro Co. (The), Class A	2,064	220,827
Sensient Technologies Corp.	1,000	73,150
Sherwin Williams Co. (The)	3,887	1,593,825
Trinseo SA	1,665	120,879
Tronox Ltd., Class A	3,326	68,216
Valvoline, Inc.	6,562	164,444
W.R. Grace & Co.	2,716	190,473
Westlake Chemical Corp.	1,143	121,764
		21,074,442
Commercial Banks — 3.5%
Associated Banc-Corp.	4,810	122,174
BancorpSouth Bank	2,260	71,077
Bank of America Corp.	105,201	3,105,534
Bank of Hawaii Corp.	1,300	111,410
Bank of the Ozarks, Inc.	2,453	118,848
BankUnited, Inc.	2,500	101,800
BB&T Corp.	5,935	295,088
Cathay General Bancorp	2,343	98,804
Chemical Financial Corp.	1,945	103,999
CIT Group, Inc.	1,593	78,423
Citigroup, Inc.	26,391	1,963,754

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
COMMERCIAL BANKS (Continued)
Citizens Financial Group, Inc.	2,213	$92,902
Columbia Banking System, Inc.	1,612	70,025
Comerica, Inc.	1,157	100,439
Commerce Bancshares, Inc.	2,536	141,610
Community Bank System, Inc.	1,228	66,005
Cullen/Frost Bankers, Inc.	594	56,222
CVB Financial Corp.	2,712	63,895
Eagle Bancorp, Inc. *	460	26,634
East West Bancorp, Inc.	2,883	175,373
FCB Financial Holdings, Inc., Class A *	400	20,320
Fifth Third Bancorp	15,975	484,682
First Citizens Bancshares, Inc., Class A	212	85,436
First Financial Bankshares, Inc. @	705	31,760
First Horizon National Corp.	6,040	120,740
First Merchants Corp.	252	10,599
First Midwest Bancorp, Inc.	2,635	63,266
First Republic Bank	824	71,391
FNB Corp.	7,444	102,876
Fulton Financial Corp.	5,467	97,859
Great Western Bancorp, Inc.	1,288	51,262
Hancock Holding Co.	1,262	62,469
Hilltop Holdings, Inc.	2,327	58,943
Home Bancshares, Inc.	2,796	65,007
Hope Bancorp, Inc.	2,893	52,797
Huntington Bancshares, Inc.	7,349	107,002
Iberiabank Corp.	891	69,053
International Bancshares Corp.	1,350	53,595
Investors Bancorp, Inc.	5,282	73,314
JPMorgan Chase & Co.	71,602	7,657,118
KeyCorp	7,387	148,996
LegacyTexas Financial Group, Inc.	399	16,842
M&T Bank Corp.	900	153,891
MB Financial, Inc.	1,600	71,232
Old National Bancorp	2,800	48,860
PacWest Bancorp	1,900	95,760
People's United Financial, Inc.	3,653	68,311
Pinnacle Financial Partners, Inc.	1,110	73,593
PNC Financial Services Group, Inc. (The)	4,801	692,736
Popular, Inc.	2,182	77,439
Prosperity Bancshares, Inc.	1,226	85,906
Regions Financial Corp.	8,780	151,719
ServisFirst Bancshares, Inc.	434	18,011
Signature Bank *	713	97,866
Simmons First National Corp., Class A	600	34,260
South State Corp.	799	69,633
Sterling Bancorp	4,073	100,196
SunTrust Banks, Inc.	4,128	266,628
SVB Financial Group *	1,071	250,368
Synovus Financial Corp.	3,279	157,195
TCF Financial Corp.	4,700	96,350
Texas Capital Bancshares, Inc. *	827	73,520
TowneBank	430	13,223
Trustmark Corp.	1,900	60,534
UMB Financial Corp.	900	64,728
Umpqua Holdings Corp.	3,100	64,480
United Bankshares, Inc. @	2,162	75,130
United Community Banks, Inc.	860	24,200
US Bancorp	31,526	1,689,163
Valley National Bancorp	5,707	64,033
Webster Financial Corp.	2,159	121,250
Wells Fargo & Co.	96,745	5,869,519
Westamerica Bancorp @	500	29,775
Western Alliance Bancorp *	2,242	126,942
Wintrust Financial Corp.	1,701	140,111
Zions Bancorp	2,092	106,336
		27,602,241
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,525	57,523
Brady Corp., Class A	1,200	45,480
Brink's Co. (The)	1,830	144,021
Cintas Corp.	3,459	539,016
Civeo Corp. *	3,200	8,736
Clean Harbors, Inc. *	1,735	94,037
Copart, Inc. *	8,342	360,291
Covanta Holding Corp. @	3,570	60,333
Deluxe Corp.	2,000	153,680
Essendant, Inc.	900	8,343
Healthcare Services Group, Inc.	2,553	134,594
Herman Miller, Inc.	2,059	82,463
HNI Corp.	1,066	41,116
Interface, Inc.	1,200	30,180
KAR Auction Services, Inc.	5,425	274,017
LSC Communications, Inc.	1,074	16,271
Mobile Mini, Inc.	1,083	37,363
MSA Safety, Inc.	1,100	85,272
Pitney Bowes, Inc.	5,807	64,922
Republic Services, Inc.	7,222	488,279
Rollins, Inc. @	4,221	196,403
Steelcase, Inc., Class A	3,679	55,921
Stericycle, Inc. *	1,544	104,977
Tetra Tech, Inc.	1,092	52,580
UniFirst Corp.	477	78,657
Waste Management, Inc.	20,670	1,783,821
		4,998,296
Communications Equipment — 0.8%
ADTRAN, Inc.	1,300	25,155
Arista Networks, Inc. *	1,315	309,788
ARRIS International PLC *	4,019	103,248
Ciena Corp. *	4,911	102,787
Cisco Systems, Inc.	101,185	3,875,385
CommScope Holding Co., Inc. *	6,010	227,358
EchoStar Corp., Class A *	1,040	62,296
F5 Networks, Inc. *	2,800	367,416
Finisar Corp. *@	2,900	59,015
InterDigital, Inc.	1,372	104,478
Juniper Networks, Inc.	4,904	139,764
Lumentum Holdings, Inc. *@	759	37,115
Motorola Solutions, Inc.	4,755	429,567
NETGEAR, Inc. *	426	25,028
NetScout Systems, Inc. *	2,150	65,468
Palo Alto Networks, Inc. *	1,177	170,594
Plantronics, Inc.	1,300	65,494
Ubiquiti Networks, Inc. *@	932	66,191
Viasat, Inc. *@	1,131	84,655
Viavi Solutions, Inc. *	5,100	44,574
		6,365,376
Computers & Peripherals — 4.6%
3D Systems Corp. *@	1,421	12,277
Apple, Inc.	193,269	32,706,913
Electronics for Imaging, Inc. *	1,399	41,312
Hewlett Packard Enterprise Co.	29,185	419,097
HP, Inc.	50,359	1,058,043
NCR Corp. *	4,927	167,469
NetApp, Inc.	7,606	420,764
Seagate Technology PLC @	14,030	587,015
Stratasys Ltd. *	981	19,581
Western Digital Corp.	5,725	455,309

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
COMPUTERS & PERIPHERALS (Continued)
Xerox Corp.	4,155	$121,118
		36,008,898
Construction & Engineering — 0.1%
AECOM *	3,981	147,894
Chicago Bridge & Iron Co. NV	2,347	37,881
Dycom Industries, Inc. *@	1,788	199,237
EMCOR Group, Inc.	1,700	138,975
Fluor Corp.	1,663	85,894
Granite Construction, Inc.	245	15,540
Jacobs Engineering Group, Inc.	1,095	72,226
KBR, Inc.	2,987	59,232
MasTec, Inc. *	2,200	107,690
Primoris Services Corp.	1,000	27,190
Quanta Services, Inc. *	3,524	137,824
Valmont Industries, Inc.	432	71,647
		1,101,230
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	166,664
Martin Marietta Materials, Inc.	988	218,388
Summit Materials, Inc., Class A *	1,217	38,256
Vulcan Materials Co.	2,484	318,871
		742,179
Consumer Finance — 0.8%
Ally Financial, Inc.	12,704	370,449
American Express Co.	30,084	2,987,642
Capital One Financial Corp.	7,451	741,971
Credit Acceptance Corp. *@	284	91,868
Discover Financial Services	13,557	1,042,804
FirstCash, Inc.	1,400	94,430
Green Dot Corp., Class A *	628	37,843
Navient Corp.	7,353	97,942
Nelnet, Inc., Class A	156	8,546
OneMain Holdings, Inc. *	893	23,209
PRA Group, Inc. *@	1,500	49,800
Santander Consumer USA Holdings, Inc.	3,992	74,331
SLM Corp. *	15,724	177,681
Synchrony Financial	17,679	682,586
		6,481,102
Containers & Packaging — 0.6%
Aptargroup, Inc.	2,021	174,372
Avery Dennison Corp.	4,556	523,302
Ball Corp.	6,686	253,065
Bemis Co., Inc.	3,733	178,400
Berry Plastics Group, Inc. *	4,752	278,800
Crown Holdings, Inc. *	6,068	341,325
Graphic Packaging Holding Co.	13,226	204,342
Greif, Inc., Class A	1,000	60,580
International Paper Co.	14,819	858,613
Owens-Illinois, Inc. *	6,988	154,924
Packaging Corp. of America	4,365	526,201
Sealed Air Corp.	6,267	308,963
Silgan Holdings, Inc.	3,936	115,679
Sonoco Products Co.	3,106	165,053
WestRock Co.	3,359	212,322
		4,355,941
Distributors — 0.2%
Core-Mark Holding Co., Inc.	724	22,864
Genuine Parts Co.	5,605	532,531
LKQ Corp. *	9,191	373,798
Pool Corp.	1,885	244,390
		1,173,583
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc. *	1,600	67,280
Bright Horizons Family Solutions, Inc. *	1,729	162,526
Graham Holdings Co., Class B	100	55,835
Grand Canyon Education, Inc. *	1,784	159,722
H&R Block, Inc.	6,927	181,626
Houghton Mifflin Harcourt Co. *	2,049	19,056
Service Corp. International	9,025	336,813
ServiceMaster Global Holdings, Inc. *	6,209	318,335
Sotheby's *	622	32,095
		1,333,288
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B *	35,809	7,098,060
Cannae Holdings, Inc. *	2,320	39,509
Leucadia National Corp.	3,526	93,404
Voya Financial, Inc.	2,876	142,276
		7,373,249
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	219,157	8,520,824
CenturyLink, Inc.	28,305	472,128
Cogent Communications Holdings, Inc. @	1,228	55,628
Frontier Communications Corp. @	1,250	8,450
Verizon Communications, Inc.	193,995	10,268,155
Vonage Holdings Corp. *	2,009	20,432
Windstream Holdings, Inc.	4,665	8,630
Zayo Group Holdings, Inc. *	6,218	228,823
		19,583,070
Electric Utilities — 1.6%
Allete, Inc.	2,070	153,925
Alliant Energy Corp.	6,292	268,102
American Electric Power Co., Inc.	11,742	863,859
Avangrid, Inc. @	1,433	72,481
Duke Energy Corp.	17,400	1,463,514
Edison International	9,834	621,902
El Paso Electric Co.	1,200	66,420
Entergy Corp.	4,939	401,985
Eversource Energy	6,803	429,814
Exelon Corp.	29,315	1,155,304
FirstEnergy Corp.	12,570	384,894
Great Plains Energy, Inc.	5,580	179,899
Hawaiian Electric Industries, Inc.	3,245	117,307
IDACORP, Inc.	1,058	96,659
MGE Energy, Inc.	573	36,156
NextEra Energy, Inc.	14,718	2,298,805
OGE Energy Corp.	5,840	192,195
PG&E Corp.	13,322	597,225
Pinnacle West Capital Corp.	3,190	271,724
PNM Resources, Inc.	2,600	105,170
Portland General Electric Co.	2,100	95,718
PPL Corp.	19,020	588,669
Southern Co. (The)	25,224	1,213,022
Westar Energy, Inc.	4,860	256,608
Xcel Energy, Inc.	15,130	727,904
		12,659,261
Electrical Equipment — 0.6%
Acuity Brands, Inc. @	1,379	242,704
AMETEK, Inc.	4,199	304,302
Babcock & Wilcox Enterprises, Inc. *@	1,486	8,441
Eaton Corp. PLC	9,738	769,399
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
ELECTRICAL EQUIPMENT (Continued)
Emerson Electric Co.	19,728	$1,374,844
EnerSys	1,200	83,556
Generac Holdings, Inc. *	2,200	108,944
Hubbell, Inc.	1,588	214,920
Regal Beloit Corp.	967	74,072
Rockwell Automation, Inc.	5,603	1,100,149
Sensata Technologies Holding NV *	6,645	339,626
		4,620,957
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	11,806	1,036,567
Anixter International, Inc. *	800	60,800
Arrow Electronics, Inc. *	2,575	207,056
Avnet, Inc.	1,408	55,785
Belden, Inc.	1,299	100,244
CDW Corp.	6,754	469,335
Cognex Corp.	3,706	226,659
Coherent, Inc. *	782	220,696
Corning, Inc.	15,148	484,584
Daktronics, Inc.	100	913
Dolby Laboratories, Inc., Class A	1,700	105,400
Flex Ltd. *	21,283	382,881
FLIR Systems, Inc.	3,073	143,263
II-VI, Inc. *	908	42,631
IPG Photonics Corp. *	990	211,989
Itron, Inc. *	545	37,169
Jabil, Inc.	5,400	141,750
Keysight Technologies, Inc. *	4,041	168,106
Knowles Corp. *	1,850	27,121
Littelfuse, Inc. @	580	114,736
Methode Electronics, Inc.	400	16,040
National Instruments Corp.	2,750	114,482
OSI Systems, Inc. *	572	36,825
Plexus Corp. *	900	54,648
Rogers Corp. *	268	43,395
Sanmina Corp. *	1,400	46,200
SYNNEX Corp.	735	99,923
TE Connectivity Ltd.	11,219	1,066,254
Tech Data Corp. *	763	74,751
Trimble, Inc. *	2,424	98,511
Universal Display Corp.	786	135,703
VeriFone Systems, Inc. *	2,891	51,200
Vishay Intertechnology, Inc.	4,130	85,697
Zebra Technologies Corp., Class A *	2,214	229,813
		6,391,127
Energy Equipment & Services — 0.4%
Archrock, Inc.	1,688	17,724
Baker Hughes a GE Co.	5,494	173,830
Bristow Group, Inc. @	1,083	14,588
CARBO Ceramics, Inc. *@	300	3,054
Core Laboratories NV @	2,191	240,024
Diamond Offshore Drilling, Inc. *@	1,386	25,766
Dril-Quip, Inc. *	900	42,930
Ensco PLC @	7,433	43,929
Era Group, Inc. *	400	4,300
Exterran Corp. *	844	26,535
Forum Energy Technologies, Inc. *	1,368	21,273
Halliburton Co.	8,154	398,486
Helix Energy Solutions Group, Inc. *	2,643	19,928
Helmerich & Payne, Inc. @	2,451	158,433
Hornbeck Offshore Services, Inc. *	900	2,799
McDermott International, Inc. *	6,400	42,112
Nabors Industries Ltd. @	8,800	60,104
National Oilwell Varco, Inc.	4,787	172,428
Noble Corp. PLC *@	5,783	26,139
Oceaneering International, Inc.	2,700	57,078
Oil States International, Inc. *	1,400	39,620
Patterson-UTI Energy, Inc.	4,300	98,943
Rowan Cos. PLC, Class A *	2,805	43,926
Schlumberger Ltd.	13,219	890,829
SEACOR Holdings, Inc. *	500	23,110
SEACOR Marine Holdings, Inc. *	502	5,873
Superior Energy Services, Inc. *	2,568	24,730
TechnipFMC PLC	3,165	99,096
Transocean Ltd. *@	10,878	116,177
U.S. Silica Holdings, Inc. @	612	19,927
Unit Corp. *	1,300	28,600
Weatherford International PLC *	21,184	88,337
		3,030,628
Food & Staples Retailing — 2.0%
Andersons, Inc. (The)	486	15,139
Casey's General Stores, Inc. @	1,701	190,410
Costco Wholesale Corp.	17,244	3,209,453
CVS Health Corp.	31,968	2,317,680
Kroger Co. (The)	41,913	1,150,512
Performance Food Group Co. *	1,098	36,344
PriceSmart, Inc.	600	51,660
Rite Aid Corp. *@	44,924	88,500
Sprouts Farmers Market, Inc. *	4,416	107,530
SUPERVALU, Inc. *	800	17,280
Sysco Corp.	21,676	1,316,384
United Natural Foods, Inc. *	1,400	68,978
Wal-Mart Stores, Inc.	60,220	5,946,725
Walgreens Boots Alliance, Inc.	16,420	1,192,420
Weis Markets, Inc.	600	24,834
		15,733,849
Food Products — 1.1%
Archer-Daniels-Midland Co.	3,267	130,941
B&G Foods, Inc. @	2,370	83,306
Blue Buffalo Pet Products, Inc. *@	4,874	159,819
Bunge Ltd.	1,820	122,086
Cal-Maine Foods, Inc. *@	389	17,291
Campbell Soup Co. @	8,657	416,488
ConAgra Brands, Inc.	6,911	260,337
Darling Ingredients, Inc. *	3,710	67,262
Dean Foods Co.	4,792	55,396
Flowers Foods, Inc.	5,407	104,409
Fresh Del Monte Produce, Inc.	1,100	52,437
General Mills, Inc.	24,938	1,478,574
Hain Celestial Group, Inc. (The) *	2,595	110,002
Hershey Co. (The)	6,749	766,079
Hormel Foods Corp.	9,190	334,424
Ingredion, Inc.	2,464	344,467
J&J Snack Foods Corp.	457	69,386
J.M. Smucker Co. (The)	2,349	291,840
Kellogg Co.	11,146	757,705
Kraft Heinz Co. (The)	6,310	490,666
Lamb Weston Holdings, Inc.	4,692	264,863
Lancaster Colony Corp.	722	93,290
McCormick & Co., Inc.	4,121	419,971
Mondelez International, Inc., Class A	14,328	613,238
Pilgrim's Pride Corp. *@	1,700	52,802
Pinnacle Foods, Inc.	2,322	138,089
Post Holdings, Inc. *	1,937	153,469
Sanderson Farms, Inc. @	839	116,437
Snyders-Lance, Inc.	1,354	67,808
Tootsie Roll Industries, Inc. @	349	12,704
TreeHouse Foods, Inc. *	916	45,305

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
FOOD PRODUCTS (Continued)
Tyson Foods, Inc., Class A	8,773	$711,227
		8,802,118
Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	202,700
National Fuel Gas Co. @	2,513	137,989
New Jersey Resources Corp.	2,300	92,460
Northwest Natural Gas Co.	456	27,200
ONE Gas, Inc.	953	69,817
South Jersey Industries, Inc.	1,600	49,968
Southwest Gas Corp.	1,343	108,085
Spire, Inc.	1,631	122,570
UGI Corp.	5,299	248,788
WGL Holdings, Inc.	1,400	120,176
		1,179,753
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	17,169	979,835
ABIOMED, Inc. *	957	179,351
Align Technology, Inc. *	2,300	511,037
Baxter International, Inc.	10,811	698,823
Becton Dickinson & Co.	3,873	829,001
Boston Scientific Corp. *	25,139	623,196
Cantel Medical Corp.	1,074	110,482
Cooper Companies, Inc. (The)	939	204,589
Danaher Corp.	5,795	537,892
Dentsply Sirona, Inc.	3,002	197,622
DexCom, Inc. *@	1,183	67,892
Edwards Lifesciences Corp. *	6,748	760,567
Globus Medical, Inc., Class A *	1,500	61,650
Haemonetics Corp. *	1,000	58,080
Halyard Health, Inc. *	1,856	85,710
Hill-Rom Holdings, Inc.	2,124	179,032
Hologic, Inc. *	8,011	342,470
ICU Medical, Inc. *	98	21,168
Idexx Laboratories, Inc. *	2,754	430,671
Inogen, Inc. *	301	35,843
Insulet Corp. *	901	62,169
Integra LifeSciences Holdings Corp. *@	1,168	55,901
Intuitive Surgical, Inc. *	2,428	886,074
LivaNova PLC *	1,115	89,111
Masimo Corp. *	1,500	127,200
Medtronic PLC	13,204	1,066,223
Neogen Corp. *	167	13,729
NuVasive, Inc. *	1,369	80,073
ResMed, Inc. @	4,096	346,890
SeaSpine Holdings Corp. *	266	2,692
STERIS PLC	722	63,153
Stryker Corp.	10,173	1,575,187
Teleflex, Inc.	764	190,099
Varex Imaging Corp. *	1,282	51,498
Varian Medical Systems, Inc. *	2,725	302,884
West Pharmaceutical Services, Inc.	1,573	155,208
Zimmer Biomet Holdings, Inc.	1,997	240,978
		12,223,980
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *@	1,916	62,519
Aetna, Inc.	7,150	1,289,788
Amedisys, Inc. *	278	14,653
AmerisourceBergen Corp.	6,392	586,913
AMN Healthcare Services, Inc. *	1,300	64,025
Anthem, Inc.	5,792	1,303,258
Brookdale Senior Living, Inc. *	3,601	34,930
Cardinal Health, Inc.	12,363	757,481
Centene Corp. *	3,639	367,102
Chemed Corp.	623	151,401
CIGNA Corp.	7,444	1,511,802
Community Health Systems, Inc. *@	4,567	19,455
DaVita, Inc. *	5,848	422,518
Diplomat Pharmacy, Inc. *	170	3,412
Encompass Health Corp.	3,958	195,565
Envision Healthcare Corp. *	2,293	79,246
Express Scripts Holding Co. *	23,331	1,741,426
HCA Holdings, Inc. *	9,284	815,507
HealthEquity, Inc. *@	400	18,664
Henry Schein, Inc. *	4,568	319,212
Humana, Inc.	3,511	870,974
Kindred Healthcare, Inc.	1,371	13,299
Laboratory Corp. of America Holdings *	2,802	446,947
LifePoint Health, Inc. *	1,533	76,343
Magellan Health, Inc. *	708	68,357
McKesson Corp.	6,784	1,057,965
Mednax, Inc. *	2,600	138,944
Molina Healthcare, Inc. *@	1,439	110,343
Owens & Minor, Inc.	1,695	32,002
Patterson Cos., Inc. @	2,215	80,028
Premier, Inc., Class A *	1,155	33,714
Quest Diagnostics, Inc.	4,438	437,099
Quorum Health Corp. *	1,141	7,120
Select Medical Holdings Corp. *	2,804	49,491
Tenet Healthcare Corp. *@	4,329	65,628
UnitedHealth Group, Inc.	29,475	6,498,058
Universal Health Services, Inc., Class B	2,755	312,279
WellCare Health Plans, Inc. *	1,305	262,449
		20,319,917
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. *	5,500	80,025
athenahealth, Inc. *	1,077	143,284
Cerner Corp. *	9,714	654,626
HMS Holdings Corp. *	1,549	26,256
Medidata Solutions, Inc. *	618	39,163
Veeva Systems, Inc., Class A *	1,900	105,032
		1,048,386
Hotels, Restaurants & Leisure — 2.3%
Aramark	9,125	390,002
Belmond Ltd., Class A *	1,547	18,951
Bloomin' Brands, Inc.	5,602	119,547
Brinker International, Inc. @	1,448	56,240
Buffalo Wild Wings, Inc. *	843	131,803
Carnival Corp.	6,726	446,405
Cheesecake Factory, Inc. (The) @	1,877	90,434
Chipotle Mexican Grill, Inc. *@	475	137,289
Choice Hotels International, Inc.	1,000	77,600
Cracker Barrel Old Country Store, Inc. @	1,060	168,423
Darden Restaurants, Inc.	3,965	380,719
Dave & Buster's Entertainment, Inc. *	1,491	82,258
DineEquity, Inc. @	590	29,931
Domino's Pizza, Inc.	1,295	244,703
Dunkin' Brands Group, Inc.	2,994	193,023
Extended Stay America, Inc.	3,350	63,650
Fiesta Restaurant Group, Inc. *@	484	9,196
Hilton Grand Vacations, Inc. *	3,233	135,624
Hilton Worldwide Holdings, Inc.	8,416	672,102
Hyatt Hotels Corp., Class A *	300	22,062

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
HOTELS, RESTAURANTS & LEISURE (Continued)
ILG, Inc.	3,339	$95,095
International Game Technology PLC	1,437	38,095
J Alexander's Holdings, Inc. *	400	3,880
Jack in the Box, Inc.	752	73,779
La Quinta Holdings, Inc. *	615	11,353
Las Vegas Sands Corp.	17,765	1,234,490
Marriott International, Inc., Class A	11,320	1,536,464
Marriott Vacations Worldwide Corp.	675	91,267
McDonald's Corp.	24,762	4,262,035
MGM Resorts International	9,774	326,354
Norwegian Cruise Line Holdings Ltd. *	4,996	266,037
Papa John's International, Inc. @	761	42,700
Planet Fitness, Inc. Class A *	829	28,708
Red Rock Resorts, Inc., Class A	2,662	89,816
Royal Caribbean Cruises Ltd.	3,090	368,575
Scientific Games Corp., Class A *	1,200	61,560
SeaWorld Entertainment, Inc. *@	1,100	14,927
Six Flags Entertainment Corp.	2,452	163,230
Sonic Corp. @	1,700	46,716
Starbucks Corp.	66,121	3,797,329
Texas Roadhouse, Inc.	1,857	97,827
Vail Resorts, Inc.	1,332	283,010
Wendy's Co. (The)	7,777	127,698
Wyndham Worldwide Corp.	4,979	576,917
Wynn Resorts Ltd.	2,638	444,740
Yum! Brands, Inc.	9,738	794,718
		18,347,282
Household Durables — 0.4%
CalAtlantic Group, Inc.	1,929	108,776
DR Horton, Inc.	7,540	385,068
Garmin Ltd. @	2,389	142,313
GoPro, Inc., Class A *@	1,515	11,469
Helen of Troy Ltd. *	818	78,814
Installed Building Products, Inc. *	422	32,051
iRobot Corp. *@	145	11,122
KB Home	2,554	81,600
La-Z-Boy, Inc.	1,500	46,800
Leggett & Platt, Inc.	4,900	233,877
Lennar Corp., Class A	2,639	166,890
Lennar Corp.,B Shares	38	1,964
Meritage Homes Corp. *	900	46,080
Mohawk Industries, Inc. *	1,266	349,289
Newell Brands, Inc.	4,648	143,623
NVR, Inc. *	159	557,807
PulteGroup, Inc.	5,100	169,575
Taylor Morrison Home Corp., Class A *	469	11,476
Tempur Sealy International, Inc. *@	1,941	121,681
Toll Brothers, Inc.	1,650	79,233
TopBuild Corp. *	1,180	89,373
TRI Pointe Group, Inc. *	854	15,304
Tupperware Brands Corp.	2,245	140,762
Whirlpool Corp.	2,639	445,041
		3,469,988
Household Products — 1.6%
Church & Dwight Co., Inc.	9,755	489,408
Clorox Co. (The)	5,655	841,125
Colgate-Palmolive Co.	26,296	1,984,033
Energizer Holdings, Inc.	2,587	124,124
HRG Group, Inc. *	3,569	60,495
Kimberly-Clark Corp.	12,102	1,460,227
Procter & Gamble Co. (The)	79,992	7,349,665
Spectrum Brands Holdings, Inc. @	817	91,831
WD-40 Co.	251	29,618
		12,430,526
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	252,848
Calpine Corp. *	10,515	159,092
Dynegy, Inc. *	1,700	20,145
NRG Energy, Inc.	13,150	374,512
NRG Yield, Inc., Class A	475	8,954
NRG Yield, Inc., Class C	475	8,978
Ormat Technologies, Inc.	441	28,206
Pattern Energy Group, Inc. @	560	12,034
Vistra Energy Corp. *@	577	10,571
		875,340
Industrial Conglomerates — 1.7%
3M Co.	28,438	6,693,452
Carlisle Cos., Inc.	1,461	166,043
General Electric Co.	84,202	1,469,325
Honeywell International, Inc.	28,340	4,346,222
Raven Industries, Inc.	939	32,255
Roper Technologies, Inc.	1,844	477,596
		13,184,893
Insurance — 1.7%
Aflac, Inc.	8,699	763,598
Alleghany Corp. *	225	134,120
Allstate Corp. (The)	6,281	657,683
American Equity Investment Life Holding Co.	3,500	107,555
American Financial Group, Inc.	953	103,439
American International Group, Inc.	13,281	791,282
American National Insurance Co.	117	15,005
AmTrust Financial Services, Inc. @	2,204	22,194
Aon PLC	7,975	1,068,650
Arch Capital Group Ltd. *	1,621	147,138
Argo Group International Holdings Ltd.	765	47,162
Arthur J. Gallagher & Co.	3,802	240,591
Aspen Insurance Holdings Ltd.	1,050	42,630
Assurant, Inc.	1,246	125,647
Assured Guaranty Ltd.	2,429	82,270
Axis Capital Holdings Ltd.	1,600	80,416
Brighthouse Financial, Inc. *	934	54,770
Brown & Brown, Inc.	2,820	145,117
Chubb Ltd.	4,357	636,688
Cincinnati Financial Corp.	1,756	131,647
CNO Financial Group, Inc.	5,300	130,857
Enstar Group Ltd. *	300	60,225
Erie Indemnity Co., Class A	1,030	125,495
Everest Re Group Ltd.	328	72,573
First American Financial Corp.	3,390	189,976
FNF Group	3,562	139,773
Genworth Financial, Inc., Class A *	12,668	39,397
Hanover Insurance Group, Inc. (The)	696	75,224
Hartford Financial Services Group, Inc.	4,870	274,084
Kemper Corp.	1,200	82,680
Lincoln National Corp.	1,140	87,632
Loews Corp.	3,687	184,461
Markel Corp. *	100	113,913
Marsh & McLennan Cos., Inc.	20,780	1,691,284
MBIA, Inc. *@	3,900	28,548
Mercury General Corp.	800	42,752
MetLife, Inc.	8,118	410,446
National General Holdings Corp.	1,173	23,038
Old Republic International Corp.	4,100	87,658
Primerica, Inc.	1,400	142,170
Principal Financial Group, Inc.	6,204	437,754

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
INSURANCE (Continued)
ProAssurance Corp.	1,193	$68,180
Progressive Corp. (The)	13,045	734,694
Prudential Financial, Inc.	3,569	410,364
Reinsurance Group of America, Inc.	777	121,158
RenaissanceRe Holdings Ltd.	669	84,020
RLI Corp.	1,000	60,660
Selective Insurance Group, Inc.	1,695	99,496
Torchmark Corp.	641	58,145
Travelers Companies, Inc. (The)	9,080	1,231,611
Unum Group	2,795	153,418
Validus Holdings Ltd.	1,760	82,579
White Mountains Insurance Group Ltd.	84	71,508
Willis Towers Watson PLC	925	139,388
WR Berkley Corp.	829	59,398
XL Group Ltd.	1,736	61,038
		13,273,199
Internet & Catalog Retail — 3.6%
Amazon.com, Inc. *	19,551	22,864,308
Expedia, Inc.	2,480	297,030
Groupon, Inc. *@	10,075	51,382
HSN, Inc.	1,490	60,121
Lands' End, Inc. *@	357	6,979
Liberty Expedia Holdings, Inc., Class A *	1,430	63,392
Liberty Interactive Corp. QVC Group, Class A *	11,465	279,975
Liberty TripAdvisor Holdings, Inc., Class A *	2,162	20,377
Liberty Ventures, Series A *	1,244	67,475
Netflix, Inc. *	9,485	1,820,741
Priceline Group, Inc. (The) *	1,542	2,679,595
Shutterfly, Inc. *	562	27,960
TripAdvisor, Inc. *@	2,215	76,329
		28,315,664
Internet Software & Services — 3.6%
Akamai Technologies, Inc. *	3,829	249,038
Alphabet, Inc., Class A *	5,614	5,913,788
Alphabet, Inc., Class C *	5,884	6,157,018
Cars.com, Inc. *@	2,311	66,649
Cimpress NV *	1,180	141,458
CommerceHub, Inc., Series A *@	357	7,850
CommerceHub, Inc., Series C *	715	14,722
CoStar Group, Inc. *	438	130,064
eBay, Inc. *	32,077	1,210,586
Envestnet, Inc. *	90	4,487
Facebook, Inc., Class A *	72,830	12,851,582
GoDaddy, Inc., Class A *	4,305	216,455
GrubHub, Inc. *@	800	57,440
IAC/InterActiveCorp *	1,298	158,720
j2 Global, Inc.	1,413	106,017
LogMeIn, Inc.	1,051	120,340
Match Group, Inc. *@	1,404	43,959
NIC, Inc.	1,910	31,706
Shutterstock, Inc. *	191	8,219
Stamps.com, Inc. *	493	92,684
Twitter, Inc. *	8,301	199,307
VeriSign, Inc. *@	2,830	323,865
Web.com Group, Inc. *	1,185	25,833
Zillow Group, Inc., Class A *	436	17,763
Zillow Group, Inc., Class C *@	1,159	47,426
		28,196,976
IT Services — 5.3%
Accenture PLC, Class A	28,710	4,395,214
Acxiom Corp. *	2,292	63,167
Alliance Data Systems Corp.	2,466	625,082
Amdocs Ltd.	2,698	176,665
Automatic Data Processing, Inc.	20,025	2,346,730
Black Knight, Inc. *	1,392	61,457
Blackhawk Network Holdings, Inc. *	1,743	62,138
Booz Allen Hamilton Holding Corp.	6,462	246,396
Broadridge Financial Solutions, Inc.	5,758	521,560
CACI International, Inc., Class A *	756	100,057
Cardtronics PLC, Class A *	1,505	27,873
Cognizant Technology Solutions Corp., Class A	11,445	812,824
Conduent, Inc. *	3,289	53,150
Convergys Corp.	3,200	75,200
CoreLogic, Inc. *	2,907	134,332
CSRA, Inc.	7,110	212,731
DST Systems, Inc.	2,120	131,588
DXC Technology Co.	8,952	849,545
EPAM Systems, Inc. *	1,205	129,453
Euronet Worldwide, Inc. *	1,963	165,422
ExlService Holdings, Inc. *	1,356	81,835
Fidelity National Information Services, Inc.	8,242	775,490
First Data Corp., Class A *	2,811	46,972
Fiserv, Inc. *	9,400	1,232,622
FleetCor Technologies, Inc. *	2,576	495,700
Gartner, Inc., Class A *	2,596	319,697
Genpact Ltd.	4,492	142,576
Global Payments, Inc.	3,557	356,554
International Business Machines Corp.	42,481	6,517,435
Jack Henry & Associates, Inc.	3,100	362,576
Leidos Holdings, Inc.	1,886	121,779
Luxoft Holding, Inc. *	412	22,948
MasterCard, Inc., Class A	45,592	6,900,805
MAXIMUS, Inc.	3,001	214,812
Paychex, Inc.	14,712	1,001,593
PayPal Holdings, Inc. *	25,887	1,905,801
Sabre Corp.	8,718	178,719
Science Applications International Corp.	1,571	120,291
Square, Inc., Class A *	3,167	109,800
Syntel, Inc. *	1,200	27,588
Teradata Corp. *	3,627	139,494
Total System Services, Inc.	5,935	469,399
Travelport Worldwide Ltd.	4,076	53,273
Unisys Corp. *@	917	7,473
Vantiv, Inc., Class A *@	7,049	518,454
Visa, Inc., Class A	70,380	8,024,728
Western Union Co. (The)	21,133	401,738
WEX, Inc. *	1,026	144,902
		41,885,638
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	152,738
Hasbro, Inc.	4,346	395,008
Mattel, Inc. @	8,102	124,609
Polaris Industries, Inc.	2,893	358,703
Vista Outdoor, Inc. *	1,760	25,643
		1,056,701
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	6,155	412,200
Bio-Rad Laboratories, Inc., Class A *	308	73,510
Bio-Techne Corp.	1,000	129,550

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
LIFE SCIENCES TOOLS & SERVICES (Continued)
Bruker Corp.	3,952	$135,633
Cambrex Corp. *	882	42,336
Charles River Laboratories International, Inc. *	1,850	202,483
Illumina, Inc. *	3,164	691,303
INC Research Holdings, Inc., Class A *	927	40,417
IQVIA Holdings, Inc. *	2,600	254,540
Mettler-Toledo International, Inc. *	1,316	815,288
PerkinElmer, Inc.	1,576	115,237
PRA Health Sciences, Inc. *	1,053	95,897
Thermo Fisher Scientific, Inc.	9,107	1,729,237
Waters Corp. *	2,500	482,975
		5,220,606
Machinery — 2.3%
Actuant Corp., Class A	1,508	38,152
AGCO Corp.	1,297	92,645
Allison Transmission Holdings, Inc.	6,306	271,599
Barnes Group, Inc.	1,200	75,924
Caterpillar, Inc.	22,217	3,500,955
Chart Industries, Inc. *	663	31,068
Colfax Corp. *	1,602	63,471
Crane Co.	1,115	99,480
Cummins, Inc.	5,162	911,816
Deere & Co.	12,239	1,915,526
Donaldson Co., Inc.	5,304	259,631
Dover Corp.	4,377	442,033
EnPro Industries, Inc.	200	18,702
Flowserve Corp.	2,584	108,864
Fortive Corp.	7,738	559,844
Franklin Electric Co., Inc.	1,200	55,080
Graco, Inc.	8,169	369,402
Greenbrier Cos., Inc. (The) @	500	26,650
Harsco Corp. *	2,911	54,290
Hillenbrand, Inc.	1,890	84,483
Hyster-Yale Materials Handling, Inc.	300	25,548
IDEX Corp.	2,400	316,728
Illinois Tool Works, Inc.	14,668	2,447,356
Ingersoll-Rand PLC	7,939	708,079
ITT, Inc.	2,181	116,400
John Bean Technologies Corp.	1,592	176,394
Kennametal, Inc.	2,100	101,661
Lincoln Electric Holdings, Inc.	1,791	164,020
Meritor, Inc. *	1,596	37,442
Middleby Corp. *@	1,500	202,425
Mueller Industries, Inc.	1,390	49,248
Mueller Water Products, Inc., Class A	5,028	63,001
Navistar International Corp. *	302	12,950
Nordson Corp.	2,147	314,321
Oshkosh Corp.	2,000	181,780
PACCAR, Inc.	11,883	844,644
Parker Hannifin Corp.	4,040	806,303
Pentair PLC	3,472	245,193
Proto Labs, Inc. *	473	48,719
RBC Bearings, Inc. *	421	53,214
Rexnord Corp. *	3,100	80,662
Snap-On, Inc.	1,800	313,740
SPX Corp. *	700	21,973
SPX FLOW, Inc. *	700	33,285
Stanley Black & Decker, Inc.	3,340	566,764
Terex Corp.	2,693	129,856
Timken Co., (The)	1,644	80,803
Toro Co. (The)	4,654	303,580
Trinity Industries, Inc.	3,800	142,348
WABCO Holdings, Inc. *	2,200	315,700
Wabtec Corp. @	1,144	93,156
Watts Water Technologies, Inc., Class A	400	30,380
Welbilt, Inc. *	5,372	126,296
Woodward, Inc.	1,254	95,981
Xylem, Inc.	4,353	296,875
		18,526,440
Marine — 0.0%
Kirby Corp. *	875	58,450
Matson, Inc.	1,600	47,744
		106,194
Media — 3.3%
AMC Networks, Inc., Class A *@	2,046	110,648
Cable One, Inc.	211	148,407
CBS Corp., Class A	1,116	66,223
CBS Corp., Class B	15,429	910,311
Charter Communications, Inc., Class A *	6,537	2,196,170
Cinemark Holdings, Inc. @	4,417	153,800
Clear Channel Outdoor Holdings, Inc., Class A	1,565	7,199
Comcast Corp., Class A	190,639	7,635,092
Discovery Communications, Inc., Class A *@	5,911	132,288
Discovery Communications, Inc., Class C *@	6,303	133,434
DISH Network Corp., Class A *	9,582	457,540
Entercom Communications Corp., Class A	7,307	78,916
Gannett Co., Inc.	3,120	36,161
Interpublic Group of Cos., Inc. (The)	14,910	300,586
John Wiley & Sons, Inc., Class A	1,300	85,475
Liberty Braves Group, Class A *	126	2,778
Liberty Braves Group, Class C *	117	2,600
Liberty Broadband Corp., Class A *	315	26,791
Liberty Broadband Corp., Class C *	1,536	130,806
Liberty Media Corp-Liberty Formula One, Class A *	315	10,307
Liberty Media Corp-Liberty Formula One, Class C *	294	10,043
Liberty SiriusXM Group, Class A *	1,263	50,091
Liberty SiriusXM Group, Class C *	1,178	46,719
Lions Gate Entertainment Corp., Class A *@	632	21,368
Lions Gate Entertainment Corp., Class B *	2,031	64,464
Live Nation Entertainment, Inc. *	5,674	241,542
Madison Square Garden Co. (The), Class A *	447	94,250
Meredith Corp.	900	59,445
MSG Networks, Inc., Class A *	1,643	33,271
New York Times Co. (The), Class A	701	12,968
News Corp., Class A	4,798	77,776
News Corp., Class B	1,525	25,315
Nexstar Media Group, Inc. @	900	70,380
Omnicom Group, Inc.	10,945	797,124
Regal Entertainment Group, Class A	2,586	59,504
Scripps Networks Interactive, Inc., Class A	3,567	304,550
Sinclair Broadcast Group, Inc., Class A	2,200	83,270
Sirius XM Holdings, Inc. @	52,300	280,328
TEGNA, Inc.	6,935	97,645
Time Warner, Inc.	24,747	2,263,608
Time, Inc.	2,965	54,704
Twenty-First Century Fox, Inc., Class A	41,745	1,441,455
Twenty-First Century Fox, Inc., Class B	17,373	592,767
Viacom, Inc., Class A	294	10,261
Viacom, Inc., Class B	12,671	390,393

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
MEDIA (Continued)
Walt Disney Co. (The)	59,466	$6,393,190
		26,201,963
Metals & Mining — 0.4%
AK Steel Holding Corp. *@	8,847	50,074
Alcoa Corp. *	1,879	101,222
Allegheny Technologies, Inc. *@	3,100	74,834
Carpenter Technology Corp.	1,500	76,485
Cleveland-Cliffs, Inc. *@	5,003	36,072
Commercial Metals Co.	3,500	74,620
Compass Minerals International, Inc. @	1,484	107,219
Freeport-McMoRan, Inc. *	61,637	1,168,637
Hecla Mining Co.	7,576	30,077
Newmont Mining Corp.	2,347	88,059
Nucor Corp.	7,163	455,424
Reliance Steel & Aluminum Co.	1,390	119,248
Royal Gold, Inc.	1,115	91,564
Southern Copper Corp. @	2,789	132,338
Steel Dynamics, Inc.	8,092	349,008
SunCoke Energy, Inc. *	1,575	18,884
TimkenSteel Corp. *@	1,300	19,747
United States Steel Corp.	3,199	112,573
Worthington Industries, Inc.	1,249	55,031
		3,161,116
Multi-Utilities — 0.8%
Ameren Corp.	6,985	412,045
Avista Corp.	1,575	81,097
Black Hills Corp. @	1,500	90,165
Centerpoint Energy, Inc.	11,464	325,119
CMS Energy Corp.	9,645	456,208
Consolidated Edison, Inc.	7,006	595,160
Dominion Resources, Inc.	19,684	1,595,585
DTE Energy Co.	5,210	570,287
MDU Resources Group, Inc.	5,125	137,760
NiSource, Inc.	7,322	187,956
NorthWestern Corp.	1,200	71,640
Public Service Enterprise Group, Inc.	11,020	567,530
SCANA Corp.	3,636	144,640
Sempra Energy	5,538	592,123
Vectren Corp.	2,300	149,546
WEC Energy Group, Inc.	7,624	506,462
		6,483,323
Multiline Retail — 0.6%
Big Lots, Inc. @	1,950	109,492
Dillard's, Inc., Class A @	915	54,946
Dollar General Corp.	11,236	1,045,060
Dollar Tree, Inc. *	8,858	950,552
J.C. Penney Co., Inc. *@	4,700	14,852
Kohl's Corp. @	7,588	411,497
Macy's, Inc. @	15,108	380,571
Nordstrom, Inc. @	5,825	275,988
Ollie's Bargain Outlet Holdings, Inc. *	1,239	65,977
Target Corp.	25,095	1,637,449
		4,946,384
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	11,943	640,623
Andeavor	5,143	588,051
Antero Resources Corp. *@	1,854	35,226
Apache Corp.	3,851	162,589
Cabot Oil & Gas Corp.	5,785	165,451
Callon Petroleum Co. *@	2,016	24,494
Centennial Resource Development Inc., Class A *@	672	13,306
Cheniere Energy, Inc. *	6,794	365,789
Chevron Corp.	18,744	2,346,561
Cimarex Energy Co.	3,358	409,710
CNX Resources Corp. *	6,400	93,632
Concho Resources, Inc. *	3,188	478,901
ConocoPhillips	11,618	637,712
CONSOL Energy, Inc. *	800	31,608
Continental Resources, Inc. *	2,869	151,971
CVR Energy, Inc. @	600	22,344
Delek US Holdings, Inc.	3,459	120,858
Denbury Resources, Inc. *@	5,421	11,980
Devon Energy Corp.	6,226	257,756
Diamondback Energy, Inc. *	605	76,381
Dorian LPG Ltd. *	110	904
Energen Corp. *	2,586	148,876
EnLink Midstream LLC	1,100	19,360
EOG Resources, Inc.	14,017	1,512,575
EQT Corp.	6,896	392,520
Exxon Mobil Corp.	42,621	3,564,820
GasLog Ltd.	343	7,632
Green Plains, Inc.	300	5,055
Gulfport Energy Corp. *	3,029	38,650
Hess Corp.	2,133	101,254
HollyFrontier Corp.	2,925	149,819
Kinder Morgan, Inc.	36,759	664,235
Kosmos Energy Ltd. *@	3,400	23,290
Laredo Petroleum, Inc. *@	5,918	62,790
Marathon Oil Corp.	12,000	203,160
Marathon Petroleum Corp.	18,303	1,207,632
Matador Resources Co. *	1,728	53,793
Murphy Oil Corp. @	2,705	83,990
Newfield Exploration Co. *	2,739	86,361
Noble Energy, Inc.	5,803	169,099
Oasis Petroleum, Inc. *	3,512	29,536
Occidental Petroleum Corp.	15,195	1,119,264
ONEOK, Inc.	8,184	437,435
Parsley Energy, Inc., Class A *	3,133	92,236
PBF Energy, Inc., Class A	2,220	78,699
PDC Energy, Inc. *	1,026	52,880
Peabody Energy Corp. *	2,633	103,661
Phillips 66	6,288	636,031
Pioneer Natural Resources Co.	1,324	228,853
QEP Resources, Inc. *	4,300	41,151
Range Resources Corp. @	2,234	38,112
RSP Permian, Inc. *	2,685	109,226
Scorpio Tankers, Inc.	5,186	15,817
SemGroup Corp., Class A	841	25,398
SM Energy Co. @	2,100	46,368
Southwestern Energy Co. *	2,869	16,009
SRC Energy, Inc. *@	1,700	14,501
Targa Resources Corp.	2,196	106,330
Teekay Corp. @	2,035	18,966
Valero Energy Corp.	9,729	894,192
Whiting Petroleum Corp. *@	3,459	91,594
Williams Cos., Inc. (The)	15,144	461,741
World Fuel Services Corp.	1,600	45,024
WPX Energy, Inc. *	8,368	117,738
		19,951,520
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	99,040

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
PAPER & FOREST PRODUCTS (Continued)
KapStone Paper & Packaging Corp.	2,832	$64,258
Louisiana-Pacific Corp. *	3,743	98,291
Resolute Forest Products, Inc. *	1,425	15,746
Schweitzer-Mauduit International, Inc.	933	42,321
		319,656
Personal Products — 0.2%
Avon Products, Inc. *	14,900	32,035
Edgewell Personal Care Co. *	1,061	63,013
Estee Lauder Companies, Inc. (The), Class A	9,234	1,174,934
Herbalife Ltd. *@	2,930	198,420
Nu Skin Enterprises, Inc., Class A	1,688	115,172
Revlon, Inc., Class A *@	344	7,499
		1,591,073
Pharmaceuticals — 4.1%
Akorn, Inc. *	3,779	121,797
Allergan PLC	3,165	517,731
Bristol-Myers Squibb Co.	50,218	3,077,359
Catalent, Inc. *	5,834	239,661
Eli Lilly & Co.	29,084	2,456,435
Endo International PLC *	2,551	19,770
Horizon Pharma PLC *	2,542	37,113
Impax Laboratories, Inc. *	1,887	31,419
Jazz Pharmaceuticals PLC *	1,878	252,873
Johnson & Johnson	84,707	11,835,262
Lannett Co., Inc. *@	997	23,130
Mallinckrodt PLC *@	1,401	31,607
Merck & Co., Inc.	86,668	4,876,808
Mylan NV *	7,971	337,253
Nektar Therapeutics *	1,398	83,489
Perrigo Co. PLC	821	71,558
Pfizer, Inc.	183,764	6,655,932
Prestige Brands Holdings, Inc. *	1,608	71,411
Supernus Pharmaceuticals, Inc. *	600	23,910
Taro Pharmaceutical Industries Ltd. *	475	49,737
Zoetis, Inc.	22,005	1,585,240
		32,399,495
Professional Services — 0.3%
Dun & Bradstreet Corp.	1,200	142,092
Equifax, Inc.	3,810	449,275
FTI Consulting, Inc. *	1,200	51,552
Huron Consulting Group, Inc. *	334	13,510
Insperity, Inc.	1,128	64,691
Korn/Ferry International	800	33,104
Manpowergroup, Inc.	2,190	276,181
Nielsen Holdings PLC	10,130	368,732
On Assignment, Inc. *	1,277	82,073
Robert Half International, Inc.	5,675	315,190
TransUnion *	4,425	243,198
TriNet Group, Inc. *	865	38,354
Verisk Analytics, Inc., Class A *	6,676	640,896
		2,718,848
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	35,285
Altisource Asset Management Corp. *	40	3,264
Altisource Portfolio Solutions SA *	400	11,200
CBRE Group, Inc., Class A *	10,202	441,849
HFF, Inc., Class A	799	38,863
Howard Hughes Corp. (The) *	589	77,318
Jones Lang LaSalle, Inc.	1,300	193,609
Kennedy-Wilson Holdings, Inc.	1,369	23,752
Realogy Holdings Corp.	5,446	144,319
		969,459
Road & Rail — 1.1%
AMERCO	336	126,978
Avis Budget Group, Inc. *@	4,512	197,986
CSX Corp.	26,289	1,446,158
Genesee & Wyoming, Inc., Class A *	1,018	80,147
Heartland Express, Inc.	1,283	29,945
Hertz Global Holdings, Inc. *	3,948	87,251
JB Hunt Transport Services, Inc.	4,393	505,107
Kansas City Southern	2,591	272,625
Knight-Swift Transportation Holdings, Inc. @	4,058	177,416
Landstar System, Inc.	1,847	192,273
Norfolk Southern Corp.	8,876	1,286,132
Old Dominion Freight Line, Inc.	2,371	311,905
Ryder System, Inc.	2,122	178,609
Union Pacific Corp.	30,668	4,112,579
Werner Enterprises, Inc.	1,200	46,380
		9,051,491
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc. *	1,613	108,845
Advanced Micro Devices, Inc. *@	4,686	48,172
Amkor Technology, Inc. *	1,137	11,427
Analog Devices, Inc.	2,539	226,047
Applied Materials, Inc.	40,297	2,059,983
Broadcom Ltd.	10,472	2,690,257
Cabot Microelectronics Corp.	836	78,651
Cavium, Inc. *	870	72,932
Cirrus Logic, Inc. *	1,900	98,534
Cree, Inc. *	3,245	120,519
Cypress Semiconductor Corp.	7,192	109,606
Entegris, Inc.	4,137	125,972
First Solar, Inc. *	1,200	81,024
Integrated Device Technology, Inc. *	3,400	101,082
Intel Corp.	148,234	6,842,481
Kla-Tencor Corp.	6,527	685,792
Lam Research Corp.	4,810	885,377
Marvell Technology Group Ltd.	4,536	97,388
Maxim Integrated Products, Inc.	10,140	530,119
MaxLinear, Inc. *	1,100	29,062
Microchip Technology, Inc. @	6,823	599,605
Micron Technology, Inc. *	37,552	1,544,138
Microsemi Corp. *	2,664	137,596
MKS Instruments, Inc.	1,696	160,272
Monolithic Power Systems, Inc.	706	79,326
NVIDIA Corp.	22,802	4,412,187
ON Semiconductor Corp. *	14,830	310,540
Power Integrations, Inc.	73	5,369
Qorvo, Inc. *	980	65,268
QUALCOMM, Inc.	33,552	2,147,999
Rambus, Inc. *	825	11,732
Semtech Corp. *	600	20,520
Silicon Laboratories, Inc. *	600	52,980
Skyworks Solutions, Inc.	7,317	694,749
Synaptics, Inc. *@	1,074	42,896
Teradyne, Inc.	6,144	257,249
Texas Instruments, Inc.	44,499	4,647,476
Veeco Instruments, Inc. *	312	4,633
Versum Materials, Inc.	3,951	149,545
Xilinx, Inc.	7,467	503,425
Xperi Corp.	1,097	26,767
		30,877,542

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 5.2%
ACI Worldwide, Inc. *	2,645	$59,962
Activision Blizzard, Inc.	16,086	1,018,566
Adobe Systems, Inc. *	14,839	2,600,386
ANSYS, Inc. *	1,739	256,659
Aspen Technology, Inc. *	2,399	158,814
Atlassian Corp. PLC, Class A *	854	38,874
Autodesk, Inc. *	1,553	162,801
Blackbaud, Inc.	1,688	159,499
CA, Inc.	6,796	226,171
Cadence Design Systems, Inc. *	10,300	430,746
CDK Global, Inc.	3,619	257,962
Citrix Systems, Inc. *	5,699	501,512
Dell Technologies, Inc., Class V *	6,122	497,596
Electronic Arts, Inc. *	9,752	1,024,545
Ellie Mae, Inc. *@	328	29,323
Fair Isaac Corp.	1,150	176,180
FireEye, Inc. *	1,314	18,659
Fortinet, Inc. *	2,008	87,730
Guidewire Software, Inc. *	839	62,304
Intuit, Inc.	11,110	1,752,936
Manhattan Associates, Inc. *	3,523	174,529
Microsoft Corp.	294,435	25,185,970
MicroStrategy, Inc., Class A *	297	38,996
Nuance Communications, Inc. *	4,400	71,940
Oracle Corp.	58,681	2,774,438
Paycom Software, Inc. *@	2,140	171,906
Pegasystems, Inc.	255	12,023
Proofpoint, Inc. *	470	41,741
PTC, Inc. *	1,937	117,712
RealPage, Inc. *	1,381	61,178
Red Hat, Inc. *	5,521	663,072
Salesforce.com, Inc. *	6,165	630,248
ServiceNow, Inc. *	2,389	311,502
Splunk, Inc. *	1,731	143,396
SS&C Technologies Holdings, Inc.	3,681	149,007
Symantec Corp.	8,291	232,645
Synchronoss Technologies, Inc. *@	800	7,152
Synopsys, Inc. *	1,913	163,064
Tableau Software, Inc., Class A *	700	48,440
Take-Two Interactive Software, Inc. *	2,296	252,055
TiVo Corp.	1,378	21,497
Tyler Technologies, Inc. *@	739	130,840
Ultimate Software Group, Inc. *	338	73,762
Verint Systems, Inc. *	1,038	43,440
VMware, Inc., Class A *@	1,425	178,581
Workday, Inc., Class A *	523	53,210
Zynga, Inc., Class A *	18,104	72,416
		41,345,985
Specialty Retail — 3.3%
Aaron's, Inc.	2,250	89,662
Abercrombie & Fitch Co., Class A	2,500	43,575
Advance Auto Parts, Inc.	1,480	147,541
American Eagle Outfitters, Inc.	7,250	136,300
Asbury Automotive Group, Inc. *	1,176	75,264
Ascena Retail Group, Inc. *@	5,534	13,005
AutoNation, Inc. *@	2,137	109,692
AutoZone, Inc. *	902	641,656
Bed Bath & Beyond, Inc.	6,603	145,200
Best Buy Co., Inc.	10,525	720,647
Buckle, Inc. (The) @	900	21,375
Burlington Stores, Inc. *	2,269	279,155
Carmax, Inc. *	6,946	445,447
Chico's FAS, Inc.	2,500	22,050
Children's Place, Inc. (The)	873	126,891
Conn's, Inc. *@	600	21,330
Dick's Sporting Goods, Inc.	3,200	91,968
DSW, Inc., Class A @	2,490	53,311
Express, Inc. *	2,600	26,390
Five Below, Inc. *	2,400	159,168
Foot Locker, Inc.	5,009	234,822
GameStop Corp., Class A	3,588	64,405
Gap, Inc. (The)	11,172	380,518
Genesco, Inc. *	700	22,750
Group 1 Automotive, Inc.	680	48,260
Guess?, Inc.	1,900	32,072
Hibbett Sports, Inc. *@	557	11,363
Home Depot, Inc. (The)	55,479	10,514,935
L Brands, Inc. @	7,995	481,459
Lithia Motors, Inc., Class A @	900	102,231
Lowe's Cos., Inc.	39,150	3,638,601
Michaels Companies, Inc. (The) *	1,873	45,308
Monro, Inc. @	783	44,592
Murphy USA, Inc. *	1,648	132,433
O'Reilly Automotive, Inc. *	4,146	997,279
Office Depot, Inc.	14,200	50,268
Penske Auto Group, Inc.	1,318	63,066
Pier 1 Imports, Inc.	3,200	13,248
RH *@	1,047	90,262
Ross Stores, Inc.	18,898	1,516,564
Sally Beauty Holdings, Inc. *@	5,102	95,713
Signet Jewelers Ltd. @	1,778	100,546
Sleep Number Corp. *	1,700	63,903
Tiffany & Co.	4,018	417,671
TJX Cos., Inc.	29,456	2,252,206
Tractor Supply Co.	6,137	458,741
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	469,686
Urban Outfitters, Inc. *	3,400	119,204
Vitamin Shoppe, Inc. *@	676	2,974
Williams-Sonoma, Inc. @	4,000	206,800
		26,041,507
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.	2,255	264,940
Columbia Sportswear Co.	858	61,673
Deckers Outdoor Corp. *	977	78,404
G-III Apparel Group Ltd. *	1,271	46,887
Hanesbrands, Inc. @	17,125	358,084
Lululemon Athletica, Inc. *	3,400	267,206
Michael Kors Holdings Ltd. *	6,973	438,950
NIKE, Inc., Class B	51,936	3,248,597
PVH Corp.	1,062	145,717
Ralph Lauren Corp.	1,100	114,059
Skechers U.S.A., Inc., Class A *	3,300	124,872
Steven Madden Ltd. *	1,944	90,785
Tapestry, Inc.	7,810	345,436
Under Armour, Inc., Class A *@	5,400	77,922
Under Armour, Inc., Class C *@	5,438	72,434
VF Corp.	11,674	863,876
Wolverine World Wide, Inc.	2,452	78,170
		6,678,012
Thrifts & Mortgage Finance — 0.1%
BofI Holding, Inc. *@	2,000	59,800
Capitol Federal Financial, Inc.	4,009	53,761

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
THRIFTS & MORTGAGE FINANCE (Continued)
Essent Group Ltd. *	2,110	$91,616
LendingTree, Inc. *@	202	68,771
New York Community Bancorp, Inc.	6,265	81,570
Northwest Bancshares, Inc.	1,400	23,422
Ocwen Financial Corp. *@	3,425	10,720
PHH Corp. *	405	4,172
Provident Financial Services, Inc.	800	21,576
TFS Financial Corp.	1,093	16,329
Washington Federal, Inc.	1,476	50,553
		482,290
Tobacco — 1.5%
Altria Group, Inc.	91,208	6,513,163
Philip Morris International, Inc.	48,640	5,138,816
Vector Group Ltd. @	1,758	39,344
		11,691,323
Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	165,334
Applied Industrial Technologies, Inc.	1,164	79,268
Beacon Roofing Supply, Inc. *	2,207	140,718
DXP Enterprises, Inc. *	295	8,723
Fastenal Co.	11,794	645,014
GATX Corp. @	1,100	68,376
HD Supply Holdings, Inc. *	5,845	233,975
Herc Holdings, Inc. *	1,316	82,395
MRC Global, Inc. *	1,502	25,414
MSC Industrial Direct Co., Class A	1,509	145,860
NOW, Inc. *	2,249	24,807
SiteOne Landscape Supply, Inc. *	1,507	115,587
Textainer Group Holdings Ltd. *	52	1,118
Triton International Ltd. *	773	28,949
United Rentals, Inc. *	4,075	700,533
Univar, Inc. *	2,106	65,202
Veritiv Corp. *	226	6,531
Watsco, Inc.	1,100	187,044
WESCO International, Inc. *	1,300	88,595
WW Grainger, Inc.	2,476	584,955
		3,398,398
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	82,497
Water Utilities — 0.1%
American States Water Co.	180	10,424
American Water Works Co., Inc.	5,104	466,965
Aqua America, Inc. @	3,898	152,918
California Water Service Group	788	35,736
		666,043
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	510	17,238
Sprint Corp. *@	15,015	88,438
T-Mobile US, Inc. *	11,985	761,167
Telephone & Data Systems, Inc.	2,613	72,642
United States Cellular Corp. *	400	15,052
		954,537
TOTAL COMMON STOCKS
(Identified Cost $337,815,538)		753,713,755
RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR ¶§~*	1,858	6,262
Consumer Discretionary — 0.0%
Safeway Casa Ley CVR ¶§~*	10,610	—
Safeway PDC, LLC CVR ¶§~*	10,610	3
		3
TOTAL RIGHTS AND WARRANTS
(Identified Cost $13,348)		6,265
MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,488,736	32,796,858
TOTAL MUTUAL FUNDS
(Identified Cost $19,603,544)		32,796,858
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.1%
State Street Institutional U.S. Government
Money Market Fund, 1.210%	1,075,348	1,075,348
Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending
Government Money Market Portfolio,
1.300%	4,802,814	4,802,814
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,878,162)		5,878,162
Total Investments — 100.3%
(Identified Cost $363,310,592)#		792,395,040

Liabilities, Less Cash and Other Assets — (0.3%)		(2,183,684)
Net Assets — 100.0%		$790,211,356

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2017, the market value of the securities on loan was $16,782,196.
¶	Contingent value rights based on future performance.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $363,310,592. Net unrealized appreciation aggregated $429,084,448 of which $436,442,801 related to appreciated investment securities and $7,358,353 related to depreciated investment securities.
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.9%
AAR Corp.	10,684	$419,774
Aerojet Rocketdyne Holdings, Inc. *	44,002	1,372,862
Aerovironment, Inc. *	17,026	956,180
Arotech Corp. *	9,457	33,572
Astronics Corp. *	10,379	430,417
Axon Enterprise, Inc. *@	16,262	430,943
CPI Aerostructures, Inc. *	1,342	12,011
Cubic Corp.	6,500	383,175
Curtiss-Wright Corp.	2,920	355,802
Ducommun, Inc. *	3,610	102,705
Engility Holdings, Inc. *	5,031	142,730
Esterline Technologies Corp. *	7,884	588,935
Innovative Solutions & Support, Inc. *	3,248	9,549
KEYW Holding Corp. (The) *@	5,770	33,870
KLX, Inc. *	9,583	654,040
Kratos Defense & Security Solutions, Inc. *@	17,754	188,015
Maxar Technologies Ltd.	4,797	308,543
Mercury Systems, Inc. *	8,267	424,510
Moog, Inc., Class A *	8,996	781,303
National Presto Industries, Inc. @	918	91,295
SIFCO Industries, Inc. *	1,187	7,894
Sparton Corp. *	2,587	59,656
Triumph Group, Inc. @	9,084	247,085
Vectrus, Inc. *	3,560	109,826
Wesco Aircraft Holdings, Inc. *	23,396	173,130
		8,317,822
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. *	40,870	945,732
Atlas Air Worldwide Holdings, Inc. *	6,536	383,336
Echo Global Logistics, Inc. *	7,622	213,416
Forward Air Corp.	6,951	399,266
HUB Group, Inc., Class A *	11,481	549,940
Radiant Logistics, Inc. *	9,354	43,028
		2,534,718
Airlines — 0.7%
Allegiant Travel Co. @	10,848	1,678,728
Copa Holdings SA, Class A	162	21,718
Hawaiian Holdings, Inc.	12,656	504,342
Skywest, Inc.	12,976	689,025
Spirit Airlines, Inc. *	3,315	148,678
		3,042,491
Auto Components — 1.8%
American Axle & Manufacturing Holdings, Inc. *	47,677	811,939
Cooper Tire & Rubber Co. @	15,551	549,728
Cooper-Standard Holdings, Inc. *	4,019	492,328
Dana, Inc.	32,214	1,031,170
Dorman Products, Inc. *	8,380	512,353
Fox Factory Holding Corp. *	8,405	326,534
Gentherm, Inc. *	9,644	306,197
Horizon Global Corp. *	7,663	107,435
LCI Industries	6,043	785,590
Modine Manufacturing Co. *	11,514	232,583
Motorcar Parts of America, Inc. *	5,329	133,172
Shiloh Industries, Inc. *	5,537	45,403
Standard Motor Products, Inc.	8,131	365,163
Stoneridge, Inc. *	10,350	236,601
Strattec Security Corp.	1,541	67,111
Superior Industries International, Inc.	6,600	98,010
Tenneco, Inc.	10,923	639,433
Tower International, Inc.	6,346	193,870
Visteon Corp. *	7,099	888,369
VOXX International Corp. *	7,684	43,030
		7,866,019
Automobiles — 0.1%
Winnebago Industries, Inc.	10,123	562,839
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	353,917
Coca-Cola Bottling Co., Consolidated	1,354	291,462
Craft Brew Alliance, Inc. *	7,942	152,486
MGP Ingredients, Inc. @	5,354	411,615
National Beverage Corp. @	4,756	463,425
Primo Water Corp. *	5,815	73,095
		1,746,000
Biotechnology — 1.1%
Achillion Pharmaceuticals, Inc. *	23,152	66,678
Acorda Therapeutics, Inc. *	14,991	321,557
Adamas Pharmaceuticals, Inc. *@	2,419	81,980
Aduro Biotech, Inc. *@	1,186	8,895
Adverum Biotechnologies, Inc. *	8,282	28,987
Affimed NV *	5,000	6,500
Alder Biopharmaceuticals, Inc. *	9,365	107,229
Aldeyra Therapeutics, Inc. *	2,489	16,925
AMAG Pharmaceuticals, Inc. *	2,638	34,953
Amicus Therapeutics, Inc. *@	1,429	20,563
Applied Genetic Technologies Corp. *	2,241	8,068
Aptevo Therapeutics, Inc. *	11,461	48,595
Ardelyx, Inc. *	10,642	70,237
Arrowhead Pharmaceuticals, Inc. *@	4,070	14,978
BioSpecifics Technologies Corp. *	2,311	100,136
BioTime, Inc. *	3,419	7,351
Calithera Biosciences, Inc. *	1,072	8,951
Cascadian Therapeutics, Inc. *	9,050	33,485
Catabasis Pharmaceuticals, Inc. *@	11,146	16,608
Celldex Therapeutics, Inc. *@	18,659	52,992
Cellular Biomedicine Group, Inc. *	2,000	22,700
Chimerix, Inc. *	13,027	60,315
Concert Pharmaceuticals, Inc. *	1,380	35,701
Emergent BioSolutions, Inc. *	9,812	455,964
Enanta Pharmaceuticals, Inc. *	5,023	294,750
Five Prime Therapeutics, Inc. *	4,603	100,898
Infinity Pharmaceuticals, Inc. *@	12,966	26,321
Insys Therapeutics, Inc. *@	11,096	106,743
Intellia Therapeutics, Inc. *@	1,694	32,559
Intrexon Corp. *@	872	10,045
Karyopharm Therapeutics, Inc. *	2,354	22,598
Ligand Pharmaceuticals, Inc. *@	2,408	329,727
MacroGenics, Inc. *@	2,337	44,403
MEI Pharma, Inc. *	13,204	27,728
Merrimack Pharmaceuticals, Inc. @	4,336	44,444
Mirati Therapeutics, Inc. *@	1,950	35,587
Myriad Genetics, Inc. *@	19,349	664,541
Neurotrope, Inc. *	2,588	18,219
OPKO Health, Inc. *@	23,063	113,009
Otonomy, Inc. *	10,515	58,358
PDL BioPharma, Inc. *	34,589	94,774
Proteostasis Therapeutics, Inc. *@	1,871	10,908
PTC Therapeutics, Inc. *	4,332	72,258
Recro Pharma, Inc. *@	2,713	25,095
Repligen Corp. *	5,344	193,880
Retrophin, Inc. *@	8,973	189,061
Selecta Biosciences, Inc. *@	2,153	21,121
Sierra Oncology, Inc. *@	10,246	38,218
Spectrum Pharmaceuticals, Inc. *	19,009	360,221
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
BIOTECHNOLOGY (Continued)
Stemline Therapeutics, Inc. *@	1,284	$20,030
Syndax Pharmaceuticals, Inc. *	6,974	61,092
Trevena, Inc. *@	13,678	21,885
Verastem, Inc. *	9,653	29,635
Versartis, Inc. *@	11,623	25,571
Zafgen, Inc. *	3,913	18,078
		4,742,105
Building Products — 2.3%
AAON, Inc.	14,109	517,800
Advanced Drainage Systems, Inc.	21,084	502,853
American Woodmark Corp. *	9,748	1,269,677
Apogee Enterprises, Inc.	8,824	403,522
Armstrong Flooring, Inc. *	11,195	189,419
Armstrong World Industries, Inc. *	33,680	2,039,324
Builders FirstSource, Inc. *	24,352	530,630
Continental Building Products, Inc. *	9,323	262,442
CSW Industrials, Inc. *	1,329	61,068
Gibraltar Industries, Inc. *	8,000	264,000
Griffon Corp.	12,945	263,431
Insteel Industries, Inc.	6,600	186,912
Masonite International Corp. *	169	12,531
NCI Building Systems, Inc. *	12,026	232,102
Patrick Industries, Inc. *	5,679	394,407
PGT Innovations, Inc. *	20,987	353,631
Ply Gem Holdings, Inc. *	10,477	193,825
Quanex Building Products Corp.	9,211	215,537
Simpson Manufacturing Co., Inc.	12,600	723,366
Trex Co., Inc. *	8,162	884,679
Universal Forest Products, Inc.	16,500	620,730
		10,121,886
Capital Markets — 2.3%
Artisan Partners Asset Management, Inc.,
Class A	29,908	1,181,366
BGC Partners, Inc., Class A	58,742	887,592
Cohen & Steers, Inc.	7,453	352,452
Cowen Group, Inc., Class A *@	6,131	83,688
Diamond Hill Investment Group, Inc.	739	152,722
Donnelley Financial Solutions, Inc. *	6,035	117,622
Evercore, Inc., Class A	9,789	881,010
Federated Investors, Inc., Class B	20,626	744,186
Financial Engines, Inc.	3,187	96,566
Gain Capital Holdings, Inc. @	9,997	99,970
GAMCO Investors, Inc., Class A	1,700	50,405
Greenhill & Co., Inc. @	8,659	168,851
Houlihan Lokey, Inc.	1,002	45,521
Interactive Brokers Group, Inc., Class A	16,151	956,301
Intl FCStone, Inc. *	3,859	164,123
Investment Technology Group, Inc.	9,451	181,932
Janus Henderson Group PLC	18,497	707,695
Ladenburg Thalmann Financial Services, Inc.	31,382	99,167
LPL Financial Holdings, Inc.	3,619	206,790
Manning & Napier, Inc.	2,524	9,086
Moelis & Co., Class A	3,839	186,191
Morningstar, Inc.	268	25,988
Newsstar Financial, Inc. §~	13,144	7,098
OM Asset Management PLC	5,801	97,167
Oppenheimer Holdings, Inc., Class A	3,360	90,048
Piper Jaffray Cos.	4,033	347,846
PJT Partners, Inc., Class A	288	13,133
Pzena Investment Management, Inc., Class A	4,481	47,812
Safeguard Scientifics, Inc. *	11,498	128,778
Silvercrest Asset Management Group, Inc.,
Class A	759	12,182
Stifel Financial Corp.	12,616	751,409
Virtus Investment Partners, Inc.	2,370	272,668
Waddell & Reed Financial, Inc., Class A @	3,742	83,596
Westwood Holdings Group, Inc.	2,775	183,733
WisdomTree Investments, Inc. @	32,848	412,242
		9,846,936
Chemicals — 2.8%
A. Schulman, Inc.	6,827	254,306
Advanced Emissions Solutions, Inc. @	2,266	21,890
AdvanSix, Inc. *	13,006	547,162
AgroFresh Solutions, Inc. *	3,359	24,857
American Vanguard Corp.	8,647	169,914
Balchem Corp.	11,654	939,312
Cabot Corp.	9,527	586,768
Calgon Carbon Corp.	17,075	363,698
Chase Corp.	2,101	253,171
Core Molding Technologies, Inc.	1,500	32,550
Ferro Corp. *	25,241	595,435
Flotek Industries, Inc. *@	13,537	63,082
FutureFuel Corp.	10,473	147,565
GCP Applied Technologies, Inc. *	2,256	71,966
H.B. Fuller Co.	13,143	708,013
Hawkins, Inc.	2,398	84,410
Innophos Holdings, Inc.	5,400	252,342
Innospec, Inc.	5,850	413,010
Intrepid Potash, Inc. *@	16,871	80,306
KMG Chemicals, Inc.	3,001	198,306
Koppers Holdings, Inc. *	4,597	233,987
Kraton Corp. *	6,776	326,400
Kronos Worldwide, Inc.	10,857	279,785
LSB Industries, Inc. *	5,556	48,671
Minerals Technologies, Inc.	9,665	665,435
Northern Technologies International Corp.	800	19,840
Omnova Solutions, Inc. *	17,097	170,970
Platform Specialty Products Corp. *	30,212	299,703
PolyOne Corp.	24,872	1,081,932
Quaker Chemical Corp.	3,387	510,726
Rayonier Advanced Materials, Inc.	16,098	329,204
Sensient Technologies Corp.	9,729	711,676
Stepan Co.	3,991	315,169
Trecora Resources *	5,488	74,088
Tredegar Corp.	8,700	167,040
Trinseo SA	8,507	617,608
Tronox Ltd., Class A	12,458	255,514
Valhi, Inc.	1,644	10,143
		11,925,954
Commercial Banks — 10.3%
1st Source Corp.	7,264	359,205
Access National Corp.	2,671	74,361
Allegiance Bancshares, Inc. *	1,614	60,767
American National Bankshares, Inc.	2,923	111,951
Ameris Bancorp	16,383	789,661
AmeriServ Financial, Inc.	4,400	18,260
Arrow Financial Corp.	5,484	186,182
Associated Banc-Corp.	35,548	902,919
Atlantic Capital Bancshares, Inc. *	2,502	44,035
Banc of California, Inc. @	8,558	176,723

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
COMMERCIAL BANKS (Continued)
Bancfirst Corp.	10,446	$534,313
Bancorp, Inc. (The) *	19,032	188,036
BancorpSouth Bank	31,791	999,827
Bank of Hawaii Corp.	11,233	962,668
Bank of Marin Bancorp	1,050	71,400
BankUnited, Inc.	3,750	152,700
Bankwell Financial Group, Inc.	326	11,195
Banner Corp.	7,617	419,849
Bar Harbor Bankshares	2,331	62,960
BCB Bancorp, Inc.	878	12,731
Berkshire Hills Bancorp, Inc.	6,936	253,858
Blue Hills Bancorp, Inc.	2,898	58,250
Boston Private Financial Holdings, Inc.	21,569	333,241
Bridge Bancorp, Inc.	2,975	104,125
Brookline Bancorp, Inc.	18,706	293,684
Bryn Mawr Bank Corp.	5,616	248,227
C&F Financial Corp.	962	55,796
Camden National Corp.	4,996	210,481
Capital City Bank Group, Inc.	1,890	43,357
Carolina Financial Corp.	3,717	138,087
Cathay General Bancorp	21,914	924,113
CenterState Bank Corp.	9,586	246,648
Central Pacific Financial Corp.	7,849	234,136
Central Valley Community Bancorp	2,688	54,244
Century Bancorp, Inc., Class A	630	49,298
Chemical Financial Corp.	13,615	727,994
Citizens & Northern Corp.	852	20,448
City Holding Co.	5,429	366,295
CNB Financial Corp.	3,444	90,371
CoBiz Financial, Inc.	14,871	297,271
Columbia Banking System, Inc.	18,941	822,797
Community Bank System, Inc.	10,370	557,387
Community Trust Bancorp, Inc.	4,634	218,261
Connectone Bancorp, Inc.	6,144	158,208
Customers Bancorp, Inc. *	5,348	138,995
CVB Financial Corp.	27,325	643,777
Eagle Bancorp, Inc. *	6,777	392,388
Enterprise Bancorp, Inc.	331	11,271
Enterprise Financial Services Corp.	3,837	173,241
Equity Bancshares, Inc., Class A *	1,895	67,102
Farmers & Merchants Bancorp,
Inc./Archbold OH	826	33,701
Farmers Capital Bank Corp.	2,209	85,046
Farmers National Banc Corp.	6,489	95,713
FB Financial Corp. *	630	26,454
FCB Financial Holdings, Inc., Class A *	6,632	336,906
Fidelity Southern Corp.	8,150	177,670
Financial Institutions, Inc.	4,240	131,864
First Bancorp, Inc.	3,442	93,726
First Bancorp/Puerto Rico *	35,131	179,168
First Bancorp/Southern Pines NC	4,576	161,579
First Busey Corp.	7,922	237,185
First Business Financial Services, Inc.	551	12,188
First Citizens Bancshares, Inc., Class A	295	118,885
First Commonwealth Financial Corp.	23,740	339,957
First Community Bancshares, Inc.	5,007	143,851
First Connecticut Bancorp, Inc.	2,243	58,654
First Financial Bancorp	15,133	398,755
First Financial Bankshares, Inc. @	13,804	621,870
First Financial Corp.	2,698	122,354
First Financial Northwest, Inc.	2,239	34,727
First Foundation, Inc. *	6,207	115,078
First Horizon National Corp.	23,860	476,954
First Internet Bancorp	1,284	48,985
First Interstate Bancsystem, Inc.	6,668	267,053
First Merchants Corp.	8,330	350,360
First Mid-Illinois Bancshares, Inc.	500	19,270
First Midwest Bancorp, Inc.	18,632	447,354
First of Long Island Corp. (The)	4,768	135,888
Flushing Financial Corp.	7,140	196,350
FNB Corp.	24,564	339,474
Franklin Financial Network, Inc. *	2,740	93,434
Fulton Financial Corp.	44,920	804,068
German American Bancorp, Inc.	4,050	143,086
Glacier Bancorp, Inc.	19,481	767,357
Great Southern Bancorp, Inc.	3,742	193,274
Great Western Bancorp, Inc.	1,271	50,586
Green Bancorp, Inc. *	4,023	81,667
Guaranty Bancorp	4,394	121,494
Hancock Holding Co.	6,326	313,137
Hanmi Financial Corp.	8,053	244,409
HarborOne Bancorp, Inc. *	4,196	80,395
Heartland Financial USA, Inc.	5,400	289,710
Heritage Commerce Corp.	10,531	161,335
Heritage Financial Corp.	5,733	176,576
Hilltop Holdings, Inc.	25,969	657,795
Home Bancshares, Inc.	14,737	342,635
HomeTrust Bancshares, Inc. *	2,644	68,083
Hope Bancorp, Inc.	34,605	631,541
Horizon Bancorp	5,148	143,114
Howard Bancorp, Inc. *	499	10,978
Iberiabank Corp.	4,398	340,845
Independent Bank Corp.	4,840	338,074
Independent Bank Group, Inc.	500	33,800
International Bancshares Corp.	15,750	625,275
Lakeland Bancorp, Inc.	6,732	129,591
Lakeland Financial Corp.	5,055	245,117
LegacyTexas Financial Group, Inc.	11,096	468,362
Live Oak Bancshares, Inc.	500	11,925
Macatawa Bank Corp.	10,065	100,650
MainSource Financial Group, Inc.	5,357	194,513
MB Financial, Inc.	15,151	674,523
MBT Financial Corp.	5,012	53,127
Mercantile Bank Corp.	3,660	129,454
Midland States Bancorp, Inc.	739	24,003
Midsouth Bancorp, Inc.	3,530	46,773
MidWestOne Financial Group, Inc.	613	20,554
National Bank Holdings Corp., Class A	5,759	186,764
National Commerce Corp. *	1,943	78,206
NBT Bancorp, Inc.	10,025	368,920
Nicolet Bankshares, Inc. *	766	41,931
Northeast Bancorp	2,190	50,698
Northrim Bancorp, Inc.	2,391	80,935
OFG Bancorp	10,569	99,349
Old Line Bancshares, Inc. @	3,023	88,997
Old National Bancorp	29,051	506,940
Old Second Bancorp, Inc.	2,244	30,631
Opus Bank *	4,401	120,147
Pacific Mercantile Bancorp *	2,500	21,875
Pacific Premier Bancorp, Inc. *	6,414	256,560
Park National Corp.	3,450	358,800
Peapack Gladstone Financial Corp.	4,278	149,816
Penns Woods Bancorp, Inc.	1,159	53,986
People's Utah Bancorp	3,598	109,019
Peoples Bancorp, Inc.	4,491	146,496
Popular, Inc.	10,180	361,288
Preferred Bank	3,769	221,542
Premier Financial Bancorp, Inc.	1,381	27,730
QCR Holdings, Inc.	2,502	107,211
Renasant Corp.	8,712	356,234

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
COMMERCIAL BANKS (Continued)
Republic Bancorp, Inc., Class A	7,344	$279,219
Republic First Bancorp, Inc. *@	3,546	29,964
S&T Bancorp, Inc.	8,302	330,503
Sandy Spring Bancorp, Inc.	6,300	245,826
Seacoast Banking Corp. of Florida *	5,668	142,890
Select Bancorp, Inc. *	200	2,526
ServisFirst Bancshares, Inc.	6,378	264,687
Sierra Bancorp	4,469	118,697
Simmons First National Corp., Class A	7,935	453,088
South State Corp.	6,422	559,677
Southern First Bancshares, Inc. *	1,759	72,559
Southern National Bancorp of Virginia, Inc.	3,875	62,116
Southside Bancshares, Inc.	6,142	206,863
State Bank Financial Corp.	4,771	142,367
Sterling Bancorp	62,083	1,527,242
Stock Yards Bancorp, Inc.	4,336	163,467
Summit Financial Group, Inc.	392	10,317
Sun Bancorp, Inc.	2,417	58,733
TCF Financial Corp.	43,473	891,196
Texas Capital Bancshares, Inc. *	3,548	315,417
Tompkins Financial Corp.	2,420	196,867
TowneBank	6,582	202,396
Trico Bancshares	5,350	202,551
TriState Capital Holdings, Inc. *	6,155	141,565
Triumph Bancorp, Inc. *	3,664	115,416
Trustmark Corp.	17,352	552,835
UMB Financial Corp.	10,571	760,266
Umpqua Holdings Corp.	1,184	24,627
Union Bankshares Corp.	9,688	350,415
United Bankshares, Inc.	11,450	397,887
United Community Banks, Inc.	15,888	447,088
Univest Corp. of Pennsylvania	6,110	171,385
Valley National Bancorp	57,348	643,445
Veritex Holdings, Inc. *	5,336	147,220
Washington Trust Bancorp, Inc.	3,000	159,750
Webster Financial Corp.	4,408	247,553
WesBanco, Inc.	8,410	341,866
West Bancorp, Inc.	4,863	122,304
Westamerica Bancorp @	6,329	376,892
Wintrust Financial Corp.	5,592	460,613
Xenith Bankshares, Inc. *	460	15,562
		44,471,305
Commercial Services & Supplies — 2.9%
ABM Industries, Inc.	14,023	528,947
ACCO Brands Corp. *	26,340	321,348
ARC Document Solutions, Inc. *	18,534	47,262
Brady Corp., Class A	11,602	439,716
Brink's Co. (The)	9,808	771,890
Casella Waste Systems, Inc., Class A *	18,957	436,390
Ceco Environmental Corp.	8,520	43,708
Civeo Corp. *	11,885	32,446
Clean Harbors, Inc. *	12,448	674,682
Command Security Corp. *	4,300	13,201
Covanta Holding Corp. @	31,607	534,158
Deluxe Corp.	9,989	767,555
Ennis, Inc.	5,800	120,350
Essendant, Inc.	9,904	91,810
Fuel Tech, Inc. *	4,500	5,040
Healthcare Services Group, Inc.	7,841	413,377
Heritage-Crystal Clean, Inc. *	1,729	37,606
Herman Miller, Inc.	14,286	572,154
HNI Corp.	11,460	442,012
Hudson Technologies, Inc. *@	13,375	81,186
Innerworkings, Inc. *	15,650	156,969
Interface, Inc.	19,482	489,972
Intersections, Inc. *	3,104	7,015
Kimball International, Inc., Class B	14,278	266,570
Knoll, Inc.	12,851	296,087
LSC Communications, Inc.	4,787	72,523
Matthews International Corp., Class A	8,044	424,723
Mcgrath Rentcorp	5,300	248,994
Mobile Mini, Inc.	13,404	462,438
MSA Safety, Inc.	8,900	689,928
Multi-Color Corp.	4,321	323,427
NL Industries, Inc. *	7,891	112,447
Performant Financial Corp. *	7,231	11,931
Pitney Bowes, Inc.	4,177	46,699
Quad/Graphics, Inc.	4,591	103,757
SP Plus Corp. *	5,458	202,492
Steelcase, Inc., Class A	26,730	406,296
Team, Inc. *@	6,603	98,385
Tetra Tech, Inc.	15,308	737,080
UniFirst Corp.	3,000	494,700
US Ecology, Inc.	5,445	277,695
Viad Corp.	4,500	249,300
Virco Manufacturing Corp.	2,494	12,595
VSE Corp.	1,700	82,331
		12,649,192
Communications Equipment — 1.4%
Acacia Communications, Inc. *@	545	19,745
ADTRAN, Inc.	21,239	410,975
Applied Optoelectronics, Inc. *@	4,381	165,689
Black Box Corp.	7,012	24,893
CalAmp Corp. *	13,756	294,791
Calix, Inc. *	13,728	81,682
Ciena Corp. *	27,004	565,194
Clearfield, Inc. *	3,231	39,580
Communications Systems, Inc.	1,418	5,161
Comtech Telecommunications Corp.	5,725	126,637
Digi International, Inc. *	7,600	72,580
EMCORE Corp. *	4,428	28,561
Extreme Networks, Inc. *	21,668	271,283
Finisar Corp. *@	25,900	527,065
Harmonic, Inc. *@	24,420	102,564
Infinera Corp. *@	22,351	141,482
InterDigital, Inc.	9,067	690,452
KVH Industries, Inc. *	5,534	57,277
Lantronix, Inc. *	1,100	2,222
Lumentum Holdings, Inc. *@	5,125	250,612
NETGEAR, Inc. *	8,512	500,080
NetScout Systems, Inc. *	12,873	391,983
Network-1 Technologies, Inc.	1,343	3,223
Oclaro, Inc. *	7,713	51,986
Optical Cable Corp. *	374	916
PC-Tel, Inc. *	4,100	30,217
Plantronics, Inc.	8,418	424,099
Relm Wireless Corp.	2,000	7,100
Ribbon Communications, Inc. *	17,744	137,161
Tessco Technologies, Inc.	1,000	20,150
Ubiquiti Networks, Inc. *@	663	47,086
Viasat, Inc. *@	4,646	347,753

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
COMMUNICATIONS EQUIPMENT (Continued)
Viavi Solutions, Inc. *	33,947	$296,697
		6,136,896
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	22,008
Avid Technology, Inc. *	25,911	139,660
Concurrent Computer Corp.	1,362	7,859
Cray, Inc. *	9,970	241,274
Diebold Nixdorf, Inc. @	5,013	81,962
Eastman Kodak Co. *	8,012	24,837
Electronics for Imaging, Inc. *	11,783	347,952
Intevac, Inc. *	4,883	33,449
Quantum Corp. *	2,787	15,691
Super Micro Computer, Inc. *	11,510	240,847
Transact Technologies, Inc.	1,515	20,074
Xplore Technologies Corp. *	3,115	8,815
		1,184,428
Construction & Engineering — 1.6%
Aegion Corp. *	10,061	255,851
Ameresco, Inc., Class A *	4,779	41,099
Argan, Inc.	10,079	453,555
Comfort Systems USA, Inc.	8,930	389,794
Dycom Industries, Inc. *@	9,800	1,092,014
EMCOR Group, Inc.	9,013	736,813
Goldfield Corp. (The) *	15,457	75,739
Granite Construction, Inc.	9,422	597,637
Great Lakes Dredge & Dock Corp. *	17,460	94,284
HC2 Holdings, Inc. *	1,781	10,597
IES Holdings, Inc. *	6,062	104,570
KBR, Inc.	27,114	537,671
Layne Christensen Co. *@	4,110	51,581
MasTec, Inc. *	9,580	468,941
MYR Group, Inc. *	5,036	179,936
Northwest Pipe Co. *	3,331	63,755
NV5 Global, Inc. *	2,453	132,830
Orion Marine Group, Inc. *	7,085	55,476
Primoris Services Corp.	16,878	458,913
Sterling Construction Co., Inc. *	8,350	135,938
Tutor Perini Corp. *	11,189	283,641
Valmont Industries, Inc.	5,127	850,313
		7,070,948
Construction Materials — 0.1%
Summit Materials, Inc., Class A *	5,300	166,632
United States Lime & Minerals, Inc.	1,679	129,451
US Concrete, Inc. *@	3,055	255,551
		551,634
Consumer Finance — 1.1%
Asta Funding, Inc. *	306	2,264
Atlanticus Holdings Corp. *	5,476	13,142
Consumer Portfolio Services, Inc. *	7,272	30,179
Encore Capital Group, Inc. *@	6,224	262,030
Enova International, Inc. *	21,491	326,663
Ezcorp, Inc., Class A *	15,362	187,416
FirstCash, Inc.	13,459	907,810
Green Dot Corp., Class A *	12,631	761,144
LendingClub Corp. *@	41,757	172,457
Navient Corp.	25,118	334,572
Nelnet, Inc., Class A	9,709	531,859
OneMain Holdings, Inc. *	8,524	221,539
PRA Group, Inc. *@	12,540	416,328
Regional Management Corp. *	3,472	91,348
World Acceptance Corp. *@	3,636	293,498
		4,552,249
Containers & Packaging — 0.3%
Greif, Inc., Class A	5,187	314,228
Greif, Inc., Class B	1,193	82,735
Myers Industries, Inc.	11,631	226,804
Silgan Holdings, Inc.	16,218	476,647
UFP Technologies, Inc. *	552	15,346
		1,115,760
Distributors — 0.1%
Core-Mark Holding Co., Inc.	11,498	363,107
Weyco Group, Inc.	690	20,507
		383,614
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.	15,103	635,081
American Public Education, Inc. *	5,797	145,215
Ascent Capital Group, Inc., Class A *	4,020	46,190
Bridgepoint Education, Inc. *	11,558	95,931
Cambium Learning Group, Inc. *	1,370	7,782
Capella Education Co.	2,356	182,354
Career Education Corp. *	24,321	293,798
Carriage Services, Inc.	5,101	131,147
Collectors Universe, Inc.	1,790	51,266
Graham Holdings Co., Class B	523	292,017
Grand Canyon Education, Inc. *	8,480	759,214
Houghton Mifflin Harcourt Co. *	29,496	274,313
K12, Inc. *	9,589	152,465
Regis Corp. *	11,780	180,941
Sotheby's *	14,093	727,199
Strayer Education, Inc.	3,342	299,376
Universal Technical Institute, Inc. *	5,900	14,160
Weight Watchers International, Inc. *@	6,398	283,303
		4,571,752
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	1,856	27,302
Cannae Holdings, Inc. *	4,237	72,156
Marlin Business Services Corp.	4,578	102,547
On Deck Capital, Inc. *	14,292	82,036
		284,041
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc. *	2,448	6,561
ATN International, Inc.	3,600	198,936
Cincinnati Bell, Inc. *	10,380	216,423
Cogent Communications Holdings, Inc. @	11,951	541,380
Consolidated Communications Holdings, Inc.	15,524	189,238
General Communication, Inc., Class A *	14,261	556,464
Hawaiian Telcom Holdco, Inc. *	187	5,771
IDT Corp., Class B *	9,094	96,396
Intelsat SA *	9,952	33,737
Orbcomm, Inc. *	17,501	178,160
Straight Path Communications, Inc., Class B *	668	121,436
Vonage Holdings Corp. *	52,898	537,973
Windstream Holdings, Inc.	23,864	44,148
		2,726,623
Electric Utilities — 0.9%
Allete, Inc.	9,735	723,895
El Paso Electric Co.	11,005	609,127
Genie Energy Ltd., Class B	4,900	21,364
Hawaiian Electric Industries, Inc.	8,115	293,357
IDACORP, Inc.	3,214	293,631
MGE Energy, Inc.	7,437	469,275
Otter Tail Corp.	8,433	374,847
PNM Resources, Inc.	21,371	864,457

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
ELECTRIC UTILITIES (Continued)
Portland General Electric Co.	6,399	$291,666
Spark Energy, Inc., Class A @	2,000	24,800
		3,966,419
Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	6,429	212,736
Atkore International Group, Inc. *	7,584	162,677
AZZ, Inc.	8,357	427,043
Babcock & Wilcox Enterprises, Inc. *@	10,768	61,162
Encore Wire Corp.	5,600	272,440
EnerSys	12,221	850,948
Espey Manufacturing & Electronics Corp.	565	13,539
Generac Holdings, Inc. *	15,486	766,867
General Cable Corp. @	4,032	119,347
LSI Industries, Inc.	7,700	52,976
Powell Industries, Inc.	2,971	85,119
Preformed Line Products Co.	1,398	99,328
Regal Beloit Corp.	6,159	471,779
Sunrun, Inc. *@	8,165	48,174
Thermon Group Holdings, Inc. *	7,945	188,058
TPI Composites, Inc. *	564	11,539
Ultralife Corp. *	3,600	23,580
Vicor Corp. *	7,156	149,560
		4,016,872
Electronic Equipment, Instruments & Components — 3.4%
ADDvantage Technologies Group, Inc. *	2,400	3,576
Anixter International, Inc. *	18,453	1,402,428
AVX Corp.	15,493	268,029
Badger Meter, Inc.	7,209	344,590
Bel Fuse, Inc., Class B	3,168	79,754
Belden, Inc.	10,515	811,443
Benchmark Electronics, Inc. *	7,901	229,919
Coherent, Inc. *	1,549	437,159
Control4 Corp. *	5,091	151,508
CTS Corp.	9,329	240,222
Daktronics, Inc.	16,961	154,854
Data I/O Corp. *	4,458	53,674
Electro Scientific Industries, Inc. *	9,034	193,599
ePlus, Inc. *	2,400	180,480
Fabrinet *	9,194	263,868
FARO Technologies, Inc. *	4,728	222,216
Frequency Electronics, Inc. *	1,400	13,104
I.D. Systems, Inc. *	2,750	19,085
IEC Electronics Corp. *	800	3,296
II-VI, Inc. *	15,632	733,922
Insight Enterprises, Inc. *	9,272	355,025
IntriCon Corp. *	1,000	19,800
Itron, Inc. *	9,844	671,361
Kemet Corp. *	14,541	218,987
Key Tronic Corp. *	1,700	11,611
Kimball Electronics, Inc. *	5,879	107,292
Knowles Corp. *	11,920	174,747
LightPath Technologies, Inc., Class A *	4,009	8,900
Littelfuse, Inc. @	4,383	867,045
Maxwell Technologies, Inc. *@	7,005	40,349
Mesa Laboratories, Inc. @	965	119,949
Methode Electronics, Inc.	9,109	365,271
MTS Systems Corp.	3,800	204,060
NAPCO Security Technologies, Inc. *	4,850	42,438
Novanta, Inc. *	4,922	246,100
OSI Systems, Inc. *	5,346	344,175
PAR Technology Corp. *	3,000	28,050
Park Electrochemical Corp.	6,063	119,138
PC Connection, Inc.	6,200	162,502
PCM, Inc. *	5,438	53,836
Perceptron, Inc. *	1,100	10,725
Plexus Corp. *	9,156	555,952
Richardson Electronics Ltd.	2,700	18,198
Rogers Corp. *	3,742	605,905
Sanmina Corp. *	18,814	620,862
Scansource, Inc. *	6,290	225,182
SYNNEX Corp.	2,378	323,289
Systemax, Inc.	8,559	284,758
Tech Data Corp. *	4,480	438,906
TTM Technologies, Inc. *	20,635	323,350
VeriFone Systems, Inc. *	15,616	276,559
Vishay Intertechnology, Inc. @	34,292	711,559
Vishay Precision Group, Inc. *	4,187	105,303
Wayside Technology Group, Inc.	315	5,261
		14,473,171
Energy Equipment & Services — 1.9%
Archrock, Inc.	21,713	227,986
Basic Energy Services, Inc. *	5,232	122,795
Bristow Group, Inc. @	10,459	140,883
CARBO Ceramics, Inc. *@	4,505	45,861
Dawson Geophysical Co. *	5,627	27,966
Diamond Offshore Drilling, Inc. *@	20,830	387,230
Dril-Quip, Inc. *	9,369	446,901
ENGlobal Corp. *	6,183	5,441
Ensco PLC @	34,810	205,727
Era Group, Inc. *	7,292	78,389
Exterran Corp. *	10,006	314,589
Forum Energy Technologies, Inc. *	20,325	316,054
Frank's International NV	12,111	80,538
Geospace Technologies Corp. *	3,691	47,872
Gulf Island Fabrication, Inc.	4,700	63,097
Helix Energy Solutions Group, Inc. *	26,950	203,203
Hornbeck Offshore Services, Inc. *	9,178	28,544
ION Geophysical Corp. *	2,918	57,631
Matrix Service Co. *	8,676	154,433
McDermott International, Inc. *	57,118	375,836
Mitcham Industries, Inc. *	2,601	8,245
Nabors Industries Ltd. @	50,859	347,367
Natural Gas Services Group, Inc. *	3,685	96,547
Newpark Resources, Inc. *	35,623	306,358
Noble Corp. PLC *@	39,010	176,325
Oceaneering International, Inc.	19,653	415,464
Oil States International, Inc. *	8,226	232,796
Parker Drilling Co. *	20,864	20,864
Patterson-UTI Energy, Inc.	11,937	274,670
PHI, Inc. *	2,300	26,611
Pioneer Energy Services Corp. *	25,231	76,955
RigNet, Inc. *	4,177	62,446
Rowan Cos. PLC, Class A *	21,417	335,390
SEACOR Holdings, Inc. *	5,019	231,978
SEACOR Marine Holdings, Inc. *	5,046	59,038
Superior Energy Services, Inc. *	33,300	320,679
Tetra Technologies, Inc. *	28,389	121,221
Transocean Ltd. *@	46,000	491,280
U.S. Silica Holdings, Inc. @	13,442	437,672
Unit Corp. *	11,332	249,304
Weatherford International PLC *	80,186	334,376

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
ENERGY EQUIPMENT & SERVICES (Continued)
Willbros Group, Inc. *	23,656	$33,592
		7,990,154
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	8,013	249,605
Chefs' Warehouse Inc. (The) *@	5,365	109,982
Ingles Markets, Inc., Class A	2,846	98,472
Natural Grocers by Vitamin Cottage, Inc. *@	5,474	48,883
Performance Food Group Co. *	1,300	43,030
PriceSmart, Inc.	7,615	655,651
Smart & Final Stores, Inc. *@	5,407	46,230
SpartanNash Co.	9,360	249,725
Sprouts Farmers Market, Inc. *	8,100	197,235
SUPERVALU, Inc. *	9,132	197,251
United Natural Foods, Inc. *	8,554	421,456
Village Super Market, Inc., Class A	2,388	54,757
Weis Markets, Inc.	6,390	264,482
		2,636,759
Food Products — 1.9%
B&G Foods, Inc. @	25,570	898,786
Bob Evans Farms, Inc.	8,100	638,442
Cal-Maine Foods, Inc. *@	10,494	466,458
Calavo Growers, Inc. @	5,041	425,460
Coffee Holding Co., Inc. *	600	2,562
Darling Ingredients, Inc. *	37,935	687,762
Dean Foods Co.	22,086	255,314
Farmer Bros. Co. *	5,356	172,195
Fresh Del Monte Produce, Inc.	15,520	739,838
Hostess Brands, Inc. *@	4,664	69,074
J&J Snack Foods Corp.	4,900	743,967
John B. Sanfilippo & Son, Inc.	2,650	167,613
Lancaster Colony Corp.	5,159	666,594
Landec Corp. *	9,074	114,332
Lifeway Foods, Inc. *	3,800	30,400
Limoneira Co.	810	18,144
Rocky Mountain Chocolate Factory, Inc.	1,260	14,868
Sanderson Farms, Inc. @	6,194	859,603
Seneca Foods Corp., Class A *	2,138	65,744
Snyders-Lance, Inc.	21,037	1,053,533
Tootsie Roll Industries, Inc. @	7,968	290,035
TreeHouse Foods, Inc. *	225	11,129
		8,391,853
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	3,064	240,677
New Jersey Resources Corp.	19,713	792,463
Northwest Natural Gas Co.	6,553	390,886
ONE Gas, Inc.	9,334	683,809
RGC Resources, Inc.	600	16,248
South Jersey Industries, Inc.	17,084	533,533
Southwest Gas Corp.	4,554	366,506
Spire, Inc.	11,344	852,502
WGL Holdings, Inc.	12,415	1,065,704
		4,942,328
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc.	9,248	457,961
Accuray, Inc. *@	10,900	46,870
Analogic Corp.	6,995	585,831
Angiodynamics, Inc. *	8,960	149,005
Anika Therapeutics, Inc. *	7,748	417,695
Atrion Corp.	799	503,849
Bovie Medical Corp. *@	4,900	12,740
Cantel Medical Corp.	10,310	1,060,590
Conmed Corp.	7,150	364,436
CryoLife, Inc. *	15,417	295,236
Cutera, Inc. *	2,299	104,260
Electromed, Inc. *	2,929	17,779
Exactech, Inc. *	3,310	163,680
FONAR Corp. *	2,792	67,985
Globus Medical, Inc., Class A *	18,325	753,157
Haemonetics Corp. *	12,126	704,278
Halyard Health, Inc. *	9,638	445,083
Heska Corp. *	939	75,317
ICU Medical, Inc. *	3,065	662,040
Inogen, Inc. *	3,628	432,022
Integer Holdings Corp. *	7,181	325,299
Integra LifeSciences Holdings Corp. *@	16,147	772,795
Invacare Corp. @	13,305	224,189
Iridex Corp. *	671	5,113
Lantheus Holdings, Inc. *	10,055	205,625
LeMaitre Vascular, Inc.	7,298	232,368
LivaNova PLC *	5,780	461,938
Masimo Corp. *	3,574	303,075
Meridian Bioscience, Inc.	16,609	232,526
Merit Medical Systems, Inc. *	11,860	512,352
Misonix, Inc. *	2,200	21,120
Natus Medical, Inc. *	8,702	332,416
Neogen Corp. *	5,318	437,193
NuVasive, Inc. *	9,715	568,230
Nuvectra Corp. *	5,996	46,529
OraSure Technologies, Inc. *	18,774	354,078
Orthofix International NV *	3,915	214,151
Quidel Corp. *	7,203	312,250
ReShape Lifesciences, Inc. *@	3,850	5,698
RTI Surgical, Inc. *	15,534	63,689
SeaSpine Holdings Corp. *	2,964	29,996
SurModics, Inc. *	4,940	138,320
Utah Medical Products, Inc.	831	67,643
Varex Imaging Corp. *	2,200	88,374
		13,274,781
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *@	4,406	143,768
Aceto Corp.	11,515	118,950
Addus HomeCare Corp. *	5,080	176,784
Almost Family, Inc. *	8,729	483,150
Amedisys, Inc. *	15,044	792,969
American Renal Associates Holdings, Inc. *	1,051	18,287
AMN Healthcare Services, Inc. *	12,615	621,289
BioScrip, Inc. *@	9,341	27,182
BioTelemetry, Inc. *	11,444	342,176
Brookdale Senior Living, Inc. *	15,683	152,125
Capital Senior Living Corp. *@	12,392	167,168
Chemed Corp.	5,293	1,286,305
Civitas Solutions, Inc. *	1,907	32,610
Community Health Systems, Inc. *@	25,424	108,306
Corvel Corp. *	5,100	269,790
Cross Country Healthcare, Inc. *	8,267	105,487
CynergisTek, Inc. *@	2,905	11,765
Digirad Corp.	2,100	5,408
Diplomat Pharmacy, Inc. *	7,290	146,310
Encompass Health Corp.	549	27,126
Ensign Group, Inc. (The)	12,996	288,511
Five Star Senior Living, Inc. *	6,297	9,446
HealthEquity, Inc. *@	7,664	357,602
Kindred Healthcare, Inc.	20,494	198,792
LHC Group, Inc. *	3,800	232,750
LifePoint Health, Inc. *	11,178	556,664
Magellan Health, Inc. *	7,580	731,849

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
HEALTH CARE PROVIDERS & SERVICES (Continued)
Medcath Corp. *§~	3,122	$—
Molina Healthcare, Inc. *@	3,960	303,653
National Healthcare Corp.	3,000	182,820
National Research Corp., Class A	4,425	165,052
National Research Corp., Class B	737	41,913
Owens & Minor, Inc.	18,476	348,827
Patterson Cos., Inc. @	6,194	223,789
Providence Service Corp. (The) *	4,498	266,911
Psychemedics Corp.	2,439	50,146
Quorum Health Corp. *	14,428	90,031
R1 RCM, Inc. *	2,835	12,502
RadNet, Inc. *	14,650	147,965
Select Medical Holdings Corp. *	33,903	598,388
Surgery Partners, Inc. *@	1,077	13,032
Tenet Healthcare Corp. *@	16,691	253,036
Tivity Health, Inc. *	9,735	355,814
Triple-S Management Corp., Class B *	5,369	133,420
U.S. Physical Therapy, Inc.	2,650	191,330
		10,791,198
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. *	105,209	1,530,791
Computer Programs & Systems, Inc. @	2,670	80,234
Cotiviti Holdings, Inc. *	1,600	51,536
Evolent Health, Inc., Class A *@	3,026	37,220
HealthStream, Inc. *	6,492	150,355
HMS Holdings Corp. *	20,254	343,305
Micron Solutions, Inc. *	200	700
Omnicell, Inc. *	8,824	427,964
Quality Systems, Inc. *	14,776	200,658
Simulations Plus, Inc.	2,102	33,842
		2,856,605
Hotels, Restaurants & Leisure — 3.7%
BBX Capital Corp.	2,088	16,641
Belmond Ltd., Class A *	24,303	297,712
Biglari Holdings, Inc. *	37	15,333
BJ's Restaurants, Inc.	7,002	254,873
Bloomin' Brands, Inc.	29,474	628,975
Bojangles', Inc. *@	1,155	13,629
Bravo Brio Restaurant Group, Inc. *	4,343	10,857
Brinker International, Inc. @	14,448	561,160
Buffalo Wild Wings, Inc. *	4,994	780,812
Carrols Restaurant Group, Inc. *	12,779	155,265
Cheesecake Factory, Inc. (The) @	14,048	676,833
Choice Hotels International, Inc.	10,908	846,461
Churchill Downs, Inc.	1,540	358,358
Chuy's Holdings, Inc. *	5,251	147,291
Cracker Barrel Old Country Store, Inc. @	3,034	482,072
Dave & Buster's Entertainment, Inc. *	8,459	466,683
Del Frisco's Restaurant Group, Inc. *	5,669	86,452
Del Taco Restaurants, Inc. *	9,850	119,382
Denny's Corp. *	20,830	275,789
DineEquity, Inc. @	3,801	192,825
Diversified Restaurant Holdings, Inc. *	2,700	4,320
Dover Motorsports, Inc.	4,000	7,800
Drive Shack, Inc.	17,393	96,183
El Pollo Loco Holdings, Inc. *	4,284	42,412
Eldorado Resorts, Inc. *@	7,498	248,559
Extended Stay America, Inc.	8,000	152,000
Famous Dave's of America, Inc. *@	2,145	14,157
Fiesta Restaurant Group, Inc. *@	8,023	152,437
Habit Restaurants, Inc. (The), Class A *@	2,386	22,786
ILG, Inc.	23,589	671,815
Jack in the Box, Inc.	8,843	867,587
Jamba, Inc. *	1,275	10,276
Kona Grill, Inc. *@	3,389	5,931
La Quinta Holdings, Inc. *	25,321	467,426
Lindblad Expeditions Holdings, Inc. *	8,076	79,064
Luby's, Inc. *	7,260	19,166
Marcus Corp. (The)	4,500	123,075
Marriott Vacations Worldwide Corp.	8,070	1,091,145
Monarch Casino & Resort, Inc. *	1,490	66,782
Nathan's Famous, Inc.	1,882	142,091
Papa John's International, Inc. @	12,036	675,340
Papa Murphy's Holdings, Inc. *@	672	3,615
Penn National Gaming, Inc. *	8,352	261,668
Pinnacle Entertainment, Inc. *	8,372	274,016
Planet Fitness, Inc. Class A *	14,937	517,268
Playa Hotels & Resorts NV *	1,000	10,790
Potbelly Corp. *@	6,131	75,411
RCI Hospitality Holdings, Inc.	2,209	61,808
Red Lion Hotels Corp. *	7,375	72,644
Red Robin Gourmet Burgers, Inc. *@	4,318	243,535
Ruth's Hospitality Group, Inc.	10,142	219,574
SeaWorld Entertainment, Inc. *@	5,114	69,397
Shake Shack, Inc., Class A *@	2,567	110,894
Sonic Corp. @	13,946	383,236
Speedway Motorsports, Inc.	10,200	192,474
Texas Roadhouse, Inc.	19,524	1,028,524
Town Sports International Holdings, Inc. *	8,000	44,400
Wendy's Co. (The)	49,718	816,370
Wingstop, Inc. @	2,302	89,732
		15,823,111
Household Durables — 2.0%
AV Homes, Inc. *	3,547	59,058
Bassett Furniture Industries, Inc.	2,600	97,760
Beazer Homes USA, Inc. *	1,643	31,562
CalAtlantic Group, Inc.	2,560	144,358
Cavco Industries, Inc. *	2,107	321,528
Century Communities, Inc. *	5,284	164,332
CSS Industries, Inc.	2,100	58,443
Dixie Group, Inc. (The) *	1,200	4,620
Ethan Allen Interiors, Inc.	8,443	241,470
Flexsteel Industries, Inc.	1,493	69,843
Green Brick Partners, Inc. *	4,024	45,471
Hamilton Beach Brands Holding Co., Class A	1,000	25,690
Hamilton Beach Brands Holding Co., Class B §~	1,000	25,690
Helen of Troy Ltd. *	7,429	715,784
Hooker Furniture Corp.	2,500	106,125
Hovnanian Enterprises, Inc., Class A *@	27,718	92,855
Installed Building Products, Inc. *	6,010	456,460
iRobot Corp. *@	6,627	508,291
KB Home	22,962	733,636
La-Z-Boy, Inc.	12,996	405,475
Libbey, Inc.	10,530	79,186
Lifetime Brands, Inc.	3,200	52,800
M.D.C. Holdings, Inc.	13,406	427,383
M/I Homes, Inc. *	5,641	194,050
Meritage Homes Corp. *	10,314	528,077
New Home Co., Inc. (The) *	3,433	43,016
Orleans Homebuilders, Inc. @*§~	4,953	—
Pico Holdings, Inc. *	5,843	74,790

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
HOUSEHOLD DURABLES (Continued)
Skyline Corp. *	2,906	$37,342
Taylor Morrison Home Corp., Class A *	9,818	240,246
Tempur Sealy International, Inc. *@	6,494	407,109
TopBuild Corp. *	4,720	357,493
TRI Pointe Group, Inc. *	35,203	630,838
Tupperware Brands Corp.	11,712	734,342
Universal Electronics, Inc. *	3,832	181,062
William Lyon Homes, Class A *@	5,111	148,628
ZAGG, Inc. *	6,699	123,597
		8,568,410
Household Products — 0.5%
Central Garden & Pet Co. *	3,317	129,098
Central Garden & Pet Co., Class A *	7,899	297,871
Energizer Holdings, Inc. @	11,460	549,851
HRG Group, Inc. *	23,417	396,918
Orchids Paper Products Co. @	2,619	33,523
WD-40 Co. @	4,702	554,836
		1,962,097
Independent Power Producers & Energy Traders — 0.3%
Atlantica Yield PLC	1,800	38,178
Dynegy, Inc. *	18,757	222,270
NRG Yield, Inc., Class A	6,260	118,001
NRG Yield, Inc., Class C	11,658	220,336
Ormat Technologies, Inc.	8,775	561,249
Pattern Energy Group, Inc. @	15,022	322,823
TerraForm Power, Inc., Class A	1,900	22,724
		1,505,581
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	9,755	335,084

Insurance — 3.7%
Ambac Financial Group, Inc. *	10,842	173,255
American Equity Investment Life Holding Co.	24,199	743,635
American National Insurance Co.	1,527	195,838
AMERISAFE, Inc.	10,856	668,730
AmTrust Financial Services, Inc. @	13,360	134,535
Argo Group International Holdings Ltd.	9,260	570,879
Aspen Insurance Holdings Ltd.	18,484	750,450
Atlas Financial Holdings, Inc. *	393	8,076
Baldwin & Lyons, Inc., Class B	1,818	43,541
Citizens, Inc. *@	11,958	87,891
CNO Financial Group, Inc.	45,733	1,129,148
Crawford & Co., Class A	10,528	89,488
Crawford & Co., Class B	4,945	47,571
Donegal Group, Inc., Class A	5,984	103,523
eHealth, Inc. *	7,651	132,898
EMC Insurance Group, Inc.	5,700	163,533
Employers Holdings, Inc.	8,660	384,504
Enstar Group Ltd. *	1,353	271,615
FBL Financial Group, Inc., Class A	6,600	459,690
Federated National Holding Co.	4,368	72,378
First Acceptance Corp. *	15,539	18,491
First American Financial Corp.	1,690	94,708
Genworth Financial, Inc., Class A *	14,918	46,395
Global Indemnity Ltd. *	3,524	148,078
Greenlight Capital Re Ltd., Class A *	7,915	159,092
Hallmark Financial Services, Inc. *	5,700	59,451
Hanover Insurance Group, Inc. (The)	1,341	144,935
HCI Group, Inc.	3,571	106,773
Health Insurance Innovations, Inc., Class A *@	1,669	41,642
Heritage Insurance Holdings, Inc.	3,869	69,719
Horace Mann Educators Corp.	12,678	559,100
Independence Holding Co.	3,520	96,624
Infinity Property & Casualty Corp.	3,270	346,620
Investors Title Co.	292	57,918
James River Group Holdings Ltd.	500	20,005
Kemper Corp.	15,116	1,041,492
Kingstone Cos, Inc.	2,759	51,869
Kinsale Capital Group, Inc.	400	18,000
Maiden Holdings Ltd.	18,753	123,770
MBIA, Inc. *@	29,495	215,903
Mercury General Corp.	12,090	646,090
National General Holdings Corp.	17,357	340,891
Navigators Group, Inc. (The)	7,200	350,640
Primerica, Inc.	10,078	1,023,421
ProAssurance Corp.	11,624	664,312
RLI Corp.	13,400	812,844
Safety Insurance Group, Inc.	3,996	321,278
Selective Insurance Group, Inc.	13,673	802,605
State Auto Financial Corp.	9,900	288,288
Stewart Information Services Corp.	5,055	213,827
Third Point Reinsurance Ltd. *	655	9,596
Unico American Corp. *	1,700	14,535
United Fire Group, Inc.	6,100	278,038
United Insurance Holdings Corp. @	9,819	169,378
Universal Insurance Holdings, Inc. @	12,620	345,157
White Mountains Insurance Group Ltd.	28	23,836
WMIH Corp. *	2,492	2,116
		15,958,615
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A *	13,623	145,766
CafePress, Inc. *	2,322	4,272
FTD Cos., Inc. *	7,083	50,927
Gaia, Inc. *	1,407	17,447
Groupon, Inc. *@	8,500	43,350
HSN, Inc.	13,151	530,643
Liberty Expedia Holdings, Inc., Class A *	1,528	67,736
Liberty TripAdvisor Holdings, Inc., Class A *	11,266	106,182
NutriSystem, Inc.	7,768	408,597
Overstock.com, Inc. *@	5,460	348,894
PetMed Express, Inc. @	6,065	275,958
Shutterfly, Inc. *	10,368	515,808
US Auto Parts Network, Inc. *	8,193	20,646
		2,536,226
Internet Software & Services — 1.1%
Actua Corp. *	15,134	236,090
ANGI Homeservices, Inc., Class A *	9,408	98,408
Appfolio, Inc., Class A *	830	34,445
Bazaarvoice, Inc. *	14,998	81,739
Blucora, Inc. *	10,400	229,840
Carbonite, Inc. *	7,780	195,278
Cimpress NV *	6,915	828,970
CommerceHub, Inc., Series A *@	998	21,946
comScore, Inc. *@	511	14,563
DHI Group, Inc. *	22,738	43,202
eGain Corp. *	6,644	34,881
Endurance International Group Holdings, Inc. *	1,300	10,920
Envestnet, Inc. *	1,760	87,736
GTT Communications, Inc. *@	7,000	328,650
Internap Corp. *@	3,748	58,881
j2 Global, Inc.	3,394	254,652
Leaf Group Ltd. *	803	7,950
Limelight Networks, Inc. *	35,094	154,765
Liquidity Services, Inc. *	10,209	49,514

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
INTERNET SOFTWARE & SERVICES (Continued)
Meet Group, Inc. (The) *	26,238	$73,991
NIC, Inc.	16,603	275,610
QuinStreet, Inc. *	9,301	77,942
Qumu Corp. *	3,400	7,786
Reis, Inc.	2,969	61,310
Shutterstock, Inc. *	8,258	355,342
Stamps.com, Inc. *	2,543	478,084
TechTarget, Inc. *	3,038	42,289
Travelzoo, Inc. *	2,482	16,009
Web.com Group, Inc. *	14,150	308,470
XO Group, Inc. *	6,998	129,183
Yelp, Inc. *	812	34,072
YuMe, Inc.	5,826	27,848
		4,660,366
IT Services — 1.8%
Acxiom Corp. *	28,195	777,054
Blackhawk Network Holdings, Inc. *	14,227	507,193
CACI International, Inc., Class A *	6,111	808,791
Cardtronics PLC, Class A *	12,536	232,167
Cass Information Systems, Inc.	3,034	176,609
Computer Task Group, Inc. *	4,027	20,538
Conduent, Inc. *	2,319	37,475
Convergys Corp.	23,323	548,090
CoreLogic, Inc. *	4,731	218,620
CSG Systems International, Inc.	9,625	421,767
DST Systems, Inc.	829	51,456
Edgewater Technology, Inc. *	2,300	14,352
Everi Holdings, Inc. *	4,400	33,176
ExlService Holdings, Inc. *	9,262	558,962
Hackett Group, Inc. (The)	7,235	113,662
Luxoft Holding, Inc. *	600	33,420
Mantech International Corp., Class A	5,860	294,113
ModusLink Global Solutions, Inc. *	6,850	17,057
MoneyGram International, Inc. *	9,824	129,480
Perficient, Inc. *	9,692	184,826
PFSweb, Inc. *	6,940	51,564
PRGX Global, Inc. *	4,649	33,008
Science Applications International Corp.	11,148	853,602
ServiceSource International, Inc. *	6,250	19,312
StarTek, Inc. *	4,049	40,369
SYKES Enterprises, Inc. *	11,744	369,349
Syntel, Inc. *	3,554	81,706
TeleTech Holdings, Inc.	11,596	466,739
Travelport Worldwide Ltd.	21,337	278,875
Virtusa Corp. *	8,976	395,662
		7,768,994
Leisure Equipment & Products — 0.3%
American Outdoor Brands Corp. *@	11,555	148,366
Callaway Golf Co.	21,022	292,836
Clarus Corp. *	1,900	14,915
Escalade, Inc.	1,950	23,985
Jakks Pacific, Inc. *@	5,129	12,053
Johnson Outdoors, Inc., Class A	1,000	62,090
Malibu Boats, Inc., Class A *	3,460	102,866
Marine Products Corp.	4,652	59,267
MCBC Holdings, Inc. *	1,368	30,397
Nautilus, Inc. *	12,721	169,825
Sturm Ruger & Co., Inc. @	5,480	306,058
Vista Outdoor, Inc. *	12,035	175,350
		1,398,008
Life Sciences Tools & Services — 0.2%
Bruker Corp.	1,584	54,363
Cambrex Corp. *	7,454	357,792
Enzo Biochem, Inc. *	17,038	138,860
Harvard Bioscience, Inc. *	10,123	33,406
Luminex Corp.	10,896	214,651
NeoGenomics, Inc. *@	4,184	37,070
		836,142
Machinery — 5.5%
Actuant Corp., Class A	17,446	441,384
Alamo Group, Inc.	7,427	838,285
Albany International Corp., Class A	20,398	1,253,457
Altra Industrial Motion Corp.	10,262	517,205
American Railcar Industries, Inc.	5,900	245,676
Astec Industries, Inc.	9,806	573,651
Barnes Group, Inc.	13,567	858,384
Blue Bird Corp. *	895	17,811
Briggs & Stratton Corp.	11,874	301,243
Chart Industries, Inc. *	6,711	314,477
CIRCOR International, Inc.	4,836	235,416
Columbus McKinnon Corp.	5,051	201,939
Commercial Vehicle Group, Inc. *	10,768	115,110
DMC Global, Inc.	3,484	87,274
Douglas Dynamics, Inc.	6,768	255,830
Eastern Co. (The)	1,272	33,263
EnPro Industries, Inc.	6,545	612,023
ESCO Technologies, Inc.	5,761	347,100
Federal Signal Corp.	16,169	324,835
Franklin Electric Co., Inc.	13,269	609,047
FreightCar America, Inc.	1,800	30,744
Global Brass & Copper Holdings, Inc.	6,925	229,218
Gorman-Rupp Co. (The)	6,055	188,977
Graham Corp.	2,904	60,781
Greenbrier Cos., Inc. (The) @	6,690	356,577
Hardinge, Inc.	2,800	48,776
Harsco Corp. *	19,401	361,829
Hillenbrand, Inc.	18,458	825,073
Hurco Cos., Inc.	1,000	42,200
Hyster-Yale Materials Handling, Inc.	2,000	170,320
ITT, Inc.	4,948	264,075
John Bean Technologies Corp.	8,769	971,605
Kadant, Inc.	3,400	341,360
Kennametal, Inc.	14,622	707,851
Key Technology, Inc. *	1,100	20,273
LB Foster Co., Class A *	3,471	94,238
Lindsay Corp.	2,399	211,592
Lydall, Inc. *	3,767	191,175
Manitex International, Inc. *	1,300	12,480
Manitowoc Co., Inc. (The) *	8,164	321,172
Meritor, Inc. *	24,635	577,937
Milacron Holdings Corp. *	1,600	30,624
Miller Industries, Inc.	2,958	76,316
Mueller Industries, Inc.	17,150	607,625
Mueller Water Products, Inc., Class A	41,506	520,070
Navistar International Corp. *	6,372	273,231
NN, Inc.	7,482	206,503
Omega Flex, Inc.	1,359	97,046
Park-Ohio Holdings Corp.	3,551	163,168
Perma-Pipe International Holdings, Inc. *	1,900	17,100
Proto Labs, Inc. *	5,527	569,281
RBC Bearings, Inc. *	5,604	708,346
Rexnord Corp. *	24,475	636,840
Spartan Motors, Inc.	10,808	170,226
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
MACHINERY (Continued)
SPX Corp. *	6,967	$218,694
SPX FLOW, Inc. *	6,533	310,644
Standex International Corp.	3,825	389,576
Sun Hydraulics Corp.	6,200	401,078
Tennant Co.	4,939	358,818
Terex Corp.	11,454	552,312
Timken Co. (The)	12,770	627,646
Titan International, Inc.	17,688	227,821
Trimas Corp. *	12,810	342,668
Twin Disc, Inc. *	4,162	110,584
Wabash National Corp. @	20,517	445,219
Watts Water Technologies, Inc., Class A	7,800	592,410
Welbilt, Inc. *	32,658	767,790
Xerium Technologies, Inc. *	2,113	9,001
		23,642,300
Marine — 0.2%
Costamare, Inc.	3,487	20,120
Kirby Corp. *	4,949	330,593
Matson, Inc.	10,731	320,213
		670,926
Media — 1.6%
AH Belo Corp., Class A	3,878	18,614
AMC Entertainment Holdings, Inc., Class A @	6,707	101,276
AMC Networks, Inc., Class A *	4,654	251,688
Ballantyne Strong, Inc. *	3,464	16,108
Beasley Broadcast Group, Inc., Class A	1,657	22,204
Central European Media Enterprises Ltd.,
Class A *@	4,512	20,981
Clear Channel Outdoor Holdings, Inc., Class A	3,398	15,631
Entercom Communications Corp., Class A	4,435	47,898
Entravision Communications Corp., Class A	18,319	130,981
EW Scripps Co. (The), Class A *	22,625	353,629
Gannett Co., Inc.	19,363	224,417
Global Eagle Entertainment, Inc. *@	2,123	4,862
Gray Television, Inc. *	15,960	267,330
Harte-Hanks, Inc. *	17,183	16,301
Hemisphere Media Group, Inc. *	1,930	22,291
IMAX Corp. *	4,817	111,514
John Wiley & Sons, Inc., Class A	10,578	695,503
McClatchy Co. (The), Class A *@	73	652
Meredith Corp. @	9,652	637,515
MSG Networks, Inc., Class A *	12,409	251,282
National CineMedia, Inc.	15,891	109,012
New Media Investment Group, Inc.	5,037	84,521
New York Times Co. (The), Class A	39,959	739,241
Nexstar Media Group, Inc. @	11,553	903,445
Reading International, Inc., Class A *	4,951	82,682
Regal Entertainment Group, Class A	21,594	496,878
Saga Communications, Inc., Class A	1,116	45,142
Salem Media Group, Inc., Class A	1,041	4,684
Scholastic Corp.	7,171	287,629
Sinclair Broadcast Group, Inc., Class A	17,023	644,321
Time, Inc.	21,924	404,498
tronc, Inc. *	3,517	61,864
Urban One, Inc. *@	6,700	11,725
World Wrestling Entertainment, Inc., Class A @	625	19,112
		7,105,431
Metals & Mining — 1.5%
AK Steel Holding Corp. *@	41,100	232,626
Allegheny Technologies, Inc. *@	14,458	349,016
Ampco-Pittsburgh Corp.	5,993	74,313
Carpenter Technology Corp.	9,739	496,592
Century Aluminum Co. *	20,953	411,517
Cleveland-Cliffs, Inc. *@	42,686	307,766
Coeur Mining, Inc. *	19,749	148,118
Commercial Metals Co.	31,042	661,815
Compass Minerals International, Inc. @	7,742	559,360
Ferroglobe PLC	24,025	389,205
Ferroglobe Representation & Warranty
Insurance Trust *§~	24,025	—
Friedman Industries, Inc.	700	3,976
Gold Resource Corp.	16,351	71,944
Haynes International, Inc.	3,445	110,412
Hecla Mining Co.	87,123	345,878
Kaiser Aluminum Corp.	4,533	484,351
Materion Corp.	5,300	257,580
McEwen Mining, Inc. @*	21,736	49,558
Olympic Steel, Inc.	1,900	40,831
Ryerson Holding Corp. *	6,828	71,011
Schnitzer Steel Industries, Inc., Class A	8,719	292,087
SunCoke Energy, Inc. *	18,141	217,511
TimkenSteel Corp. *@	12,411	188,523
Universal Stainless & Alloy Products, Inc. *	1,992	42,669
Worthington Industries, Inc.	17,054	751,399
		6,558,058
Multi-Utilities — 0.7%
Avista Corp.	25,390	1,307,331
Black Hills Corp. @	10,799	649,128
NorthWestern Corp.	11,897	710,251
Unitil Corp.	4,584	209,122
		2,875,832
Multiline Retail — 0.3%
Big Lots, Inc. @	14,777	829,729
Dillard's, Inc., Class A @	1,249	75,002
Fred's, Inc., Class A @	9,237	37,410
J.C. Penney Co., Inc. *@	37,504	118,513
Ollie's Bargain Outlet Holdings, Inc. *	4,252	226,419
Tuesday Morning Corp. *@	9,803	26,958
		1,314,031
Oil, Gas & Consumable Fuels — 2.7%
Abraxas Petroleum Corp. *	10,372	25,515
Adams Resources & Energy, Inc.	900	39,150
Approach Resources, Inc. *	1,249	3,697
Arch Coal, Inc., Class A @	5,668	528,031
Ardmore Shipping Corp. *	1,612	12,896
Barnwell Industries, Inc. *	2,159	4,491
Bill Barrett Corp. *	21,993	112,824
Bonanza Creek Energy, Inc. *	907	25,024
California Resources Corp. *@	1,945	37,811
Callon Petroleum Co. *@	31,063	377,415
Carrizo Oil & Gas, Inc. *@	559	11,896
Chesapeake Energy Corp. *@	6,616	26,199
Clean Energy Fuels Corp. *	32,434	65,841
Cloud Peak Energy, Inc. *	27,078	120,497
CNX Resources Corp. *	19,013	278,160
CONSOL Energy, Inc. *	2,376	93,876
Contango Oil & Gas Co. *	10,756	50,661
CVR Energy, Inc. @	642	23,908
Delek US Holdings, Inc.	23,251	812,390
DHT Holdings, Inc.	19,547	70,174
Dorian LPG Ltd. *	5,289	43,476
Earthstone Energy, Inc. Class A *@	3,602	38,289
Eclipse Resources Corp. *	4,008	9,619

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
OIL, GAS & CONSUMABLE FUELS (Continued)
EnLink Midstream LLC	18,009	$316,958
EP Energy Corp., Class A *@	9,937	23,451
Evolution Petroleum Corp.	8,084	55,375
GasLog Ltd. @	18,166	404,193
Goodrich Petroleum Corp. *	401	4,375
Green Plains, Inc.	9,194	154,919
Gulfport Energy Corp. *	6,098	77,810
Halcon Resources Corp. *	4,300	32,551
International Seaways, Inc. *	3,211	59,275
Jones Energy, Inc., Class A *@	1,167	1,284
Kosmos Energy Ltd. *@	63,708	436,400
Laredo Petroleum, Inc. *@	36,599	388,315
Matador Resources Co. *@	18,366	571,734
NACCO Industries, Inc., Class A	1,000	37,650
Oasis Petroleum, Inc. *	33,182	279,061
Overseas Shipholding Group, Inc., Class A *	11,837	32,433
Pacific Ethanol, Inc. *	12,792	58,204
Panhandle Oil & Gas, Inc., Class A	5,216	107,189
Par Pacific Holdings, Inc. *	4,135	79,723
PBF Energy, Inc., Class A	23,970	849,736
PDC Energy, Inc. *	11,615	598,637
Peabody Energy Corp. *	15,042	592,204
Penn Virginia Corp. *	1,434	56,084
QEP Resources, Inc. *	18,400	176,088
Renewable Energy Group, Inc. *@	11,376	134,237
Resolute Energy Corp. *@	2,115	66,559
Rex American Resources Corp. *	1,575	130,394
Ring Energy, Inc. *	11,864	164,910
Sanchez Energy Corp. *@	9,678	51,390
SandRidge Energy, Inc. *	2,867	60,408
Scorpio Tankers, Inc.	42,198	128,704
SemGroup Corp., Class A	12,153	367,021
Ship Finance International Ltd.	20,026	310,403
SilverBow Resources, Inc. *	700	20,804
SM Energy Co. @	17,381	383,772
Southwestern Energy Co. *	85,859	479,093
SRC Energy, Inc. *@	47,630	406,284
Stone Energy Corp. *	3,010	96,802
Teekay Corp. @	5,035	46,926
Ultra Petroleum Corp. *@	7,738	70,106
W&T Offshore, Inc. *	28,615	94,716
Westmoreland Coal Co. *@	7,669	9,279
Whiting Petroleum Corp. *	13,670	361,982
World Fuel Services Corp.	6,251	175,903
		11,765,182
Paper & Forest Products — 1.0%
Boise Cascade Co.	9,706	387,269
Clearwater Paper Corp. *	5,623	255,284
Deltic Timber Corp.	2,800	256,340
Domtar Corp.	13,884	687,536
KapStone Paper & Packaging Corp.	25,673	582,520
Louisiana-Pacific Corp. *	32,123	843,550
Mercer International, Inc.	13,909	198,899
Neenah Paper, Inc.	3,300	299,145
P. H. Glatfelter Co.	11,389	244,180
Resolute Forest Products, Inc. *	8,572	94,721
Schweitzer-Mauduit International, Inc.	8,407	381,342
Verso Corp. Class A *	3,835	67,381
		4,298,167
Personal Products — 0.7%
Avon Products, Inc. *	163,507	351,540
CCA Industries, Inc. *	556	1,751
Edgewell Personal Care Co. *	5,042	299,444
Inter Parfums, Inc.	10,446	453,879
Medifast, Inc.	5,232	365,246
Natural Alternatives International, Inc. *	1,000	10,325
Natural Health Trends Corp.	1,100	16,709
Natures Sunshine Products, Inc.	1,700	19,635
Nu Skin Enterprises, Inc., Class A	8,973	612,228
Revlon, Inc., Class A *@	11,462	249,872
United-Guardian, Inc.	600	11,100
USANA Health Sciences, Inc. *	6,574	486,805
		2,878,534
Pharmaceuticals — 1.0%
Akorn, Inc. *	7,475	240,919
Amphastar Pharmaceuticals, Inc. *	23,354	449,331
ANI Pharmaceuticals, Inc. *	2,753	177,431
Aratana Therapeutics, Inc. *@	15,744	82,813
Catalent, Inc. *	1,357	55,746
Corcept Therapeutics, Inc. *@	6,100	110,166
Cumberland Pharmaceuticals, Inc. *	5,912	43,867
Depomed, Inc. *	11,562	93,074
Endo International PLC *	13,442	104,175
Horizon Pharma PLC *	8,517	124,348
Impax Laboratories, Inc. *	18,471	307,542
Innoviva, Inc. *	9,199	130,534
Intra-Cellular Therapies, Inc. *	3,760	54,445
Juniper Pharmaceuticals, Inc. *	1,500	7,275
Lannett Co., Inc. *@	7,529	174,673
Lipocine, Inc. *@	4,394	15,115
Mallinckrodt PLC *@	7,995	180,367
Marinus Pharmaceuticals, Inc. *	5,247	42,816
Melinta Therapeutics, Inc. *	3,225	50,955
Phibro Animal Health Corp., Class A	3,593	120,365
Prestige Brands Holdings, Inc. *	15,321	680,406
SCYNEXIS, Inc. *@	9,050	20,996
Sucampo Pharmaceuticals, Inc., Class A *	11,978	215,005
Supernus Pharmaceuticals, Inc. *	12,411	494,578
Teligent, Inc. *	3,536	12,836
Tetraphase Pharmaceuticals, Inc. *	7,102	44,743
Zogenix, Inc. *	4,280	171,414
Zynerba Pharmaceuticals, Inc. *@	1,626	20,358
		4,226,293
Professional Services — 1.6%
Acacia Research Corp. *	7,978	32,311
Barrett Business Services, Inc.	2,983	192,374
CBIZ, Inc. *	15,700	242,565
CRA International, Inc.	2,200	98,890
Exponent, Inc.	6,651	472,886
Forrester Research, Inc.	4,906	216,845
Franklin Covey Co. *	5,596	116,117
FTI Consulting, Inc. *	9,657	414,865
GP Strategies Corp. *	5,007	116,162
Heidrick & Struggles International, Inc.	4,281	105,099
Hill International, Inc. *	17,534	95,560
Hudson Global, Inc. *	2,471	5,560
Huron Consulting Group, Inc. *	5,658	228,866
ICF International, Inc. *	4,955	260,137
Insperity, Inc.	11,400	653,790
Kelly Services, Inc., Class A	7,420	202,343
Kforce, Inc.	11,164	281,891

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
PROFESSIONAL SERVICES (Continued)
Korn/Ferry International	13,550	$560,699
Mastech Digital, Inc. *	1,061	10,674
Mistras Group, Inc. *	7,175	168,397
Navigant Consulting, Inc. *	11,322	219,760
On Assignment, Inc. *	15,403	989,951
Pendrell Corp.	22	13,101
RCM Technologies, Inc.	2,995	18,839
Resources Connection, Inc.	11,493	177,567
RPX Corp.	14,391	193,415
TriNet Group, Inc. *	13,099	580,810
TrueBlue, Inc. *	10,021	275,577
Volt Information Sciences, Inc. *	2,024	7,691
WageWorks, Inc. *	800	49,600
Willdan Group, Inc. *	3,462	82,880
		7,085,222
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	13,534	375,433
Altisource Asset Management Corp. *@	319	26,030
Altisource Portfolio Solutions SA *	5,434	152,152
Consolidated-Tomoka Land Co.	1,549	98,362
Forestar Group, Inc. *@	1,150	25,300
Griffin Industrial Realty, Inc.	420	15,414
HFF, Inc., Class A	9,968	484,844
Kennedy-Wilson Holdings, Inc.	22,178	384,788
Marcus & Millichap, Inc. *	7,383	240,760
Maui Land & Pineapple Co., Inc. *	3,255	56,312
RE/MAX Holdings, Inc., Class A	3,519	170,671
Realogy Holdings Corp.	5,347	141,696
RMR Group, Inc. (The), Class A	1,159	68,729
St. Joe Co. (The) *@	3,249	58,644
Stratus Properties, Inc.	313	9,296
Tejon Ranch Co. *	7,507	155,845
		2,464,276
Road & Rail — 1.4%
ArcBest Corp.	6,195	221,471
Avis Budget Group, Inc. *@	25,970	1,139,564
Celadon Group, Inc. @	5,488	35,123
Covenant Transportation Group, Inc., Class A *	3,731	107,192
Heartland Express, Inc.	22,347	521,579
Knight-Swift Transportation Holdings, Inc. @	34,358	1,502,132
Landstar System, Inc.	3,248	338,117
Marten Transport Ltd.	14,945	303,383
P.A.M. Transportation Services, Inc. *	1,523	52,970
Roadrunner Transportation Systems, Inc. *	8,254	63,638
Saia, Inc. *	7,375	521,781
Universal Truckload Services, Inc.	3,300	78,375
USA Truck, Inc. *	3,632	65,848
Werner Enterprises, Inc.	21,804	842,725
YRC Worldwide, Inc. *	13,468	193,670
		5,987,568
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc. *	19,544	1,318,829
Alpha & Omega Semiconductor Ltd. *	6,435	105,277
Ambarella, Inc. *@	1,829	107,454
Amkor Technology, Inc. *	98,755	992,488
Amtech Systems, Inc. *	9,861	99,300
Axcelis Technologies, Inc. *	13,992	401,570
AXT, Inc. *	15,095	131,326
Brooks Automation, Inc.	16,972	404,782
Cabot Microelectronics Corp.	5,995	564,010
Ceva, Inc. *	4,958	228,812
Cirrus Logic, Inc. *	7,387	383,090
Cohu, Inc.	6,032	132,402
Cree, Inc. *	18,393	683,116
Cyberoptics Corp. *@	4,061	60,915
Diodes, Inc. *	11,325	324,688
DSP Group, Inc. *	2,800	35,000
Entegris, Inc.	31,223	950,740
FormFactor, Inc. *	16,807	263,030
GSI Technology, Inc. *	8,514	67,771
Integrated Device Technology, Inc. *	21,680	644,546
inTEST Corp. *	5,556	48,059
IXYS Corp. *	8,202	196,438
Kopin Corp. *@	28,174	90,157
Kulicke & Soffa Industries, Inc. *	18,438	448,689
Lattice Semiconductor Corp. *	28,018	161,944
MACOM Technology Solutions Holdings, Inc. *@	447	14,545
Magnachip Semiconductor Corp. *	4,588	45,651
MaxLinear, Inc. *	9,792	258,705
MKS Instruments, Inc.	12,903	1,219,333
Nanometrics, Inc. *	8,652	215,608
NeoPhotonics Corp. *@	17,049	112,182
NVE Corp.	888	76,368
PDF Solutions, Inc. *@	10,588	166,232
Photronics, Inc. *	16,333	139,239
Pixelworks, Inc. *	6,964	44,082
Power Integrations, Inc.	8,043	591,563
Rambus, Inc. *	28,336	402,938
Rudolph Technologies, Inc. *	9,379	224,158
Semtech Corp. *	16,278	556,708
Sigma Designs, Inc. *	15,433	107,259
Silicon Laboratories, Inc. *	10,644	939,865
SolarEdge Technologies, Inc. *	1,621	60,869
SunPower Corp. *@	19,307	162,758
Synaptics, Inc. *@	8,494	339,250
Ultra Clean Holdings, Inc. *	8,834	203,977
Veeco Instruments, Inc. *	12,607	187,214
Versum Materials, Inc.	1,900	71,915
Xcerra Corp. *	12,391	121,308
Xperi Corp.	14,056	342,966
		15,449,126
Software — 1.8%
ACI Worldwide, Inc. *	29,488	668,493
Agilysys, Inc. *	13,999	171,908
American Software, Inc., Class A	16,575	192,767
Asure Software, Inc. *@	6,029	85,129
Aware, Inc. *	4,900	22,050
Barracuda Networks, Inc. *	6,267	172,342
Blackbaud, Inc.	7,542	712,644
Bottomline Technologies de, Inc. *	7,935	275,186
Bsquare Corp. *	2,300	10,695
Datawatch Corp. *	2,445	23,227
Ebix, Inc. @	2,155	170,784
Ellie Mae, Inc. *@	2,021	180,677
Fair Isaac Corp.	614	94,065
Finjan Holdings, Inc. *	9,872	21,324
Globant SA *@	760	35,310
Glu Mobile, Inc. *	14,543	52,937
GSE Systems, Inc. *@	2,896	9,412
Manhattan Associates, Inc. *	2,600	128,804
MicroStrategy, Inc., Class A *	1,426	187,234
Monotype Imaging Holdings, Inc.	9,997	240,928
Paycom Software, Inc. *@	4,507	362,047
Paylocity Holding Corp. *	500	23,580

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
SOFTWARE (Continued)
Pegasystems, Inc.	17,229	$812,347
Progress Software Corp.	13,610	579,378
QAD, Inc., Class A	4,909	190,715
QAD, Inc., Class B	1,219	37,167
Qualys, Inc. *	4,710	279,538
RealNetworks, Inc. *	11,295	38,629
RealPage, Inc. *	1,600	70,880
Rosetta Stone, Inc. *	2,867	35,751
Rubicon Project, Inc. (The) *	15,969	29,862
Seachange International, Inc. *	7,100	27,903
Silver Spring Networks, Inc. *	3,568	57,944
Synchronoss Technologies, Inc. *@	11,475	102,586
TeleNav, Inc. *	1,119	6,155
TiVo Corp.	30,394	474,146
VASCO Data Security International, Inc. *	7,796	108,364
Verint Systems, Inc. *	12,694	531,244
Zedge, Inc., Class B *	2,411	6,629
Zix Corp. *	16,383	71,758
Zynga, Inc., Class A *	155,342	621,368
		7,923,907
Specialty Retail — 3.7%
Aaron's, Inc.	18,376	732,284
Abercrombie & Fitch Co., Class A	16,988	296,101
America's Car-Mart, Inc. *	4,873	217,579
American Eagle Outfitters, Inc.	121,677	2,287,528
Asbury Automotive Group, Inc. *	10,513	672,832
Ascena Retail Group, Inc. *@	56,991	133,929
At Home Group, Inc. *@	4,409	133,989
Barnes & Noble Education, Inc. *	10,227	84,270
Barnes & Noble, Inc.	20,086	134,576
Big 5 Sporting Goods Corp. @	6,183	46,991
Boot Barn Holdings, Inc. *@	4,049	67,254
Buckle, Inc. (The) @	12,544	297,920
Build-A-Bear Workshop, Inc. *	8,093	74,456
Caleres, Inc.	11,677	390,946
Cato Corp. (The), Class A	6,792	108,129
Chico's FAS, Inc.	32,315	285,018
Children's Place, Inc. (The) @	4,800	697,680
Christopher & Banks Corp. *	7,704	9,784
Citi Trends, Inc.	4,246	112,349
Conn's, Inc. *@	8,299	295,029
Destination Maternity Corp. *@	2,800	8,316
Destination XL Group, Inc. *	9,525	20,955
Dick's Sporting Goods, Inc.	2,484	71,390
DSW, Inc., Class A @	17,801	381,119
Express, Inc. *	24,468	248,350
Finish Line Inc. (The), Class A	14,724	213,940
Five Below, Inc. *	13,253	878,939
Francesca's Holdings Corp. *	11,436	83,597
GameStop Corp., Class A @	11,233	201,632
Genesco, Inc. *	5,569	180,992
Group 1 Automotive, Inc.	6,400	454,208
Guess?, Inc. @	19,715	332,789
Haverty Furniture Cos., Inc.	4,500	101,925
Hibbett Sports, Inc. *@	5,325	108,630
Kirkland's, Inc. *	5,977	71,515
Lithia Motors, Inc., Class A @	7,255	824,095
Lumber Liquidators Holdings, Inc. *@	6,687	209,905
MarineMax, Inc. *	6,241	117,955
Monro, Inc. @	9,650	549,567
Murphy USA, Inc. *	11,169	897,541
New York & Co., Inc. *	9,814	28,068
Office Depot, Inc.	129,524	458,515
Penske Auto Group, Inc.	1,742	83,355
Pier 1 Imports, Inc.	26,935	111,511
Rent-A-Center, Inc. @	12,778	141,836
Sally Beauty Holdings, Inc. *	4,925	92,393
Shoe Carnival, Inc.	3,860	103,255
Signet Jewelers Ltd.	9,096	514,379
Sleep Number Corp. *	13,560	509,720
Sonic Automotive, Inc., Class A @	8,861	163,485
Sportsman's Warehouse Holdings, Inc. *@	7,232	47,804
Stage Stores, Inc. @	7,304	12,271
Stein Mart, Inc. @	12,554	14,563
Tailored Brands, Inc. @	7,289	159,119
Tandy Leather Factory, Inc. *	3,611	27,805
Tile Shop Holdings, Inc.	4,471	42,922
Tilly's, Inc., Class A	3,349	49,431
Trans World Entertainment Corp. *	5,400	9,855
TravelCenters of America LLC *	6,721	27,556
Urban Outfitters, Inc. *	1,362	47,752
Vitamin Shoppe, Inc. *@	10,501	46,204
Winmark Corp.	1,294	167,444
Zumiez, Inc. *	7,694	160,228
		16,055,475
Textiles, Apparel & Luxury Goods — 1.0%
Cherokee, Inc. *	1,700	3,230
Columbia Sportswear Co.	1,363	97,972
Crocs, Inc. *	21,632	273,429
Culp, Inc.	4,958	166,093
Deckers Outdoor Corp. *	7,708	618,567
Delta Apparel, Inc. *	1,153	23,291
Fossil Group, Inc. *@	2,477	19,246
G-III Apparel Group Ltd. *	12,918	476,545
Iconix Brand Group, Inc. *@	24,435	31,521
Lakeland Industries, Inc. *	3,373	49,077
Movado Group, Inc.	4,486	144,449
Oxford Industries, Inc.	4,436	333,543
Perry Ellis International, Inc. *	3,333	83,458
Rocky Brands, Inc.	1,000	18,900
Sequential Brands Group, Inc. *@	1,723	3,067
Steven Madden Ltd. *	18,385	858,580
Superior Uniform Group, Inc.	2,200	58,762
Unifi, Inc. *	4,533	162,599
Vera Bradley, Inc. *	11,039	134,455
Wolverine World Wide, Inc.	26,290	838,125
		4,394,909
Thrifts & Mortgage Finance — 2.3%
Atlantic Coast Financial Corp. *@	1,765	16,644
Bank Mutual Corp.	10,012	106,628
BankFinancial Corp.	4,900	75,166
Bear State Financial, Inc.	1,232	12,603
Beneficial Bancorp, Inc.	19,038	313,175
BofI Holding, Inc. *@	16,994	508,121
Capitol Federal Financial, Inc.	38,288	513,442
Charter Financial Corp.	2,285	40,079
Citizens Community Bancorp, Inc.	400	5,396
Clifton Bancorp, Inc.	5,967	102,036
Dime Community Bancshares, Inc.	10,354	216,916
ESSA Bancorp, Inc.	1,900	29,773
Federal Agricultural Mortgage Corp., Class C	1,400	109,536

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
THRIFTS & MORTGAGE FINANCE (Continued)
First Defiance Financial Corp.	2,401	$124,780
Flagstar Bancorp, Inc. *	13,420	502,176
FS Bancorp, Inc.	286	15,607
Hingham Institution for Savings	213	44,091
Home Bancorp, Inc.	994	42,961
HomeStreet, Inc. *	6,890	199,465
HopFed Bancorp, Inc.	415	5,901
Impac Mortgage Holdings, Inc. *	301	3,058
Kearny Financial Corp.	23,771	343,491
LendingTree, Inc. *@	2,115	720,052
Meridian Bancorp, Inc.	11,660	240,196
Meta Financial Group, Inc.	3,623	335,671
MGIC Investment Corp. *	12,435	175,458
Nationstar Mortgage Holdings, Inc. *@	5,124	94,794
NMI Holdings, Inc., Class A *	8,926	151,742
Northfield Bancorp, Inc.	14,040	239,803
Northwest Bancshares, Inc.	25,789	431,450
OceanFirst Financial Corp.	5,554	145,793
Ocwen Financial Corp. *@	14,766	46,218
Oritani Financial Corp.	13,840	226,976
PennyMac Financial Services, Inc., Class A *	1,561	34,888
PHH Corp. *	18,850	194,155
Provident Financial Holdings, Inc.	1,124	20,682
Provident Financial Services, Inc.	15,994	431,358
Radian Group, Inc.	8,095	166,838
Riverview Bancorp, Inc.	7,664	66,447
SI Financial Group, Inc.	2,065	30,356
Southern Missouri Bancorp, Inc.	686	25,787
Territorial Bancorp, Inc.	2,866	88,473
Timberland Bancorp, Inc.	2,600	69,030
Trustco Bank Corp. NY	32,342	297,546
United Community Financial Corp.	14,792	135,051
United Financial Bancorp, Inc.	13,701	241,686
Walker & Dunlop, Inc. *	7,823	371,592
Washington Federal, Inc.	25,804	883,787
Waterstone Financial, Inc.	8,664	147,721
Western New England Bancorp, Inc.	7,290	79,461
WSFS Financial Corp.	6,327	302,747
		9,726,803
Tobacco — 0.3%
Alliance One International, Inc. *	5,832	77,274
Universal Corp.	5,600	294,000
Vector Group Ltd. @	36,481	816,445
		1,187,719
Trading Companies & Distributors — 1.9%
Air Lease Corp.	1,554	74,732
Aircastle Ltd.	9,390	219,632
Applied Industrial Technologies, Inc.	17,141	1,167,302
Beacon Roofing Supply, Inc. *	16,149	1,029,660
BlueLinx Holdings, Inc. *	4,085	39,870
BMC Stock Holdings, Inc. *	18,344	464,103
CAI International, Inc. *	4,985	141,175
DXP Enterprises, Inc. *	7,010	207,286
GATX Corp. @	11,502	714,964
GMS, Inc. *	2,900	109,156
H&E Equipment Services, Inc.	12,565	510,767
Herc Holdings, Inc. *	5,162	323,193
Huttig Building Products, Inc. *@	1,858	12,356
Kaman Corp., Class A	7,224	425,060
Lawson Products, Inc. *	1,575	38,981
MRC Global, Inc. *	23,031	389,685
Nexeo Solutions, Inc. *	2,400	21,840
NOW, Inc. *@	21,709	239,450
Rush Enterprises, Inc., Class A *	8,185	415,880
Textainer Group Holdings Ltd. *	13,035	280,252
Titan Machinery, Inc. *	6,080	128,714
Triton International Ltd. *	13,664	511,717
Veritiv Corp. *	1,000	28,900
WESCO International, Inc. *	7,914	539,339
Willis Lease Finance Corp. *	900	22,473
		8,056,487
Transportation Infrastructure — 0.0%
Sino-Global Shipping America Ltd. *@	3,964	10,148

Water Utilities — 0.6%
American States Water Co.	19,710	1,141,406
Artesian Resources Corp., Class A	3,785	145,950
California Water Service Group	11,688	530,051
Connecticut Water Service, Inc.	3,754	215,517
Consolidated Water Co., Ltd.	2,822	35,557
Middlesex Water Co.	5,644	225,252
Pure Cycle Corp. *	1,000	8,350
SJW Corp.	4,400	280,852
York Water Co.	3,670	124,413
		2,707,348
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	15,932	358,470
Shenandoah Telecommunications Co.	17,605	595,049
Spok Holdings, Inc.	5,786	90,551
Telephone & Data Systems, Inc.	18,553	515,773
United States Cellular Corp. *	933	35,109
		1,594,952
TOTAL COMMON STOCKS (Identified Cost $279,856,778)		429,076,680

RIGHTS AND WARRANTS — 0.0%
Media — 0.0%
Media General, Inc. CVR *§~¶	3,965	414

Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR *§~¶	656	—

Software — 0.0%
Gerber Scientific CVR @*§¶	5,000	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		414

SHORT-TERM INVESTMENTS — 5.0%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund, 1.210%	460,933	460,933

Collateral For Securities On Loan — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.300%	21,246,569	21,246,569

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,707,502)		21,707,502

Total Investments — 104.6% (Identified Cost $301,564,280)#		450,784,596
Liabilities, Less Cash and Other Assets — (4.6%)		(19,740,403)
Net Assets — 100.0%		$431,044,193

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2017, the market value of the securities on loan was $49,467,273.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

~	Bankrupt//delisted security
¶	Contingent value rights based on future performance.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $301,564,280. Net unrealized appreciation aggregated $149,220,316 of which $173,720,725 related to appreciated investment securities and $24,500,409 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.0%
Arconic, Inc.	47,074	$1,282,766
L3 Technologies, Inc.	9,636	1,906,483
Orbital ATK, Inc.	2,155	283,382
Textron, Inc.	43,757	2,476,209
		5,948,840
Air Freight & Logistics — 0.7%
FedEx Corp.	11,469	2,861,974
XPO Logistics, Inc. *@	15,841	1,450,877
		4,312,851
Airlines — 1.1%
Copa Holdings SA, Class A	1,123	150,549
Delta Air Lines, Inc.	68,152	3,816,512
JetBlue Airways Corp. *	61,307	1,369,598
United Continental Holdings, Inc. *	23,941	1,613,624
		6,950,283
Auto Components — 1.0%
Adient PLC	8,972	706,096
Autoliv, Inc. @	11,805	1,500,179
BorgWarner, Inc.	24,241	1,238,473
Gentex Corp.	22,375	468,756
Goodyear Tire & Rubber Co. (The)	33,229	1,073,629
Lear Corp.	6,319	1,116,315
		6,103,448
Automobiles — 1.8%
Ford Motor Co.	419,903	5,244,588
General Motors Co.	153,506	6,292,211
		11,536,799
Beverages — 0.4%
Molson Coors Brewing Co., Class B	31,706	2,602,111
Biotechnology — 0.1%
United Therapeutics Corp. *	3,786	560,139
Building Products — 0.5%
Johnson Controls International PLC	25,436	969,366
Owens Corning	19,528	1,795,404
USG Corp. *	6,301	242,967
		3,007,737
Capital Markets — 3.0%
Bank of New York Mellon Corp. (The)	103,219	5,559,375
Goldman Sachs Group, Inc. (The)	24,637	6,276,522
Invesco Ltd.	13,425	490,550
Morgan Stanley	111,941	5,873,544
State Street Corp.	7,198	702,597
		18,902,588
Chemicals — 1.5%
Albemarle Corp.	9,985	1,276,982
Ashland Global Holdings, Inc.	9,009	641,441
CF Industries Holdings, Inc.	25,378	1,079,580
DowDuPont, Inc.	18,037	1,284,595
Eastman Chemical Co.	23,262	2,154,992
Huntsman Corp.	5,682	189,154
Mosaic Co. (The)	26,475	679,348
Olin Corp.	16,354	581,875
Valvoline, Inc.	24,732	619,784
Westlake Chemical Corp.	5,411	576,434
		9,084,185
Commercial Banks — 14.0%
Bank of America Corp.	415,381	12,262,047
Bank of the Ozarks, Inc.	2,387	115,650
BB&T Corp.	44,415	2,208,314
BOK Financial Corp.	765	70,625
CIT Group, Inc.	9,004	443,267
Citigroup, Inc.	114,587	8,526,419
Citizens Financial Group, Inc.	18,613	781,374
Fifth Third Bancorp	86,881	2,635,969
Huntington Bancshares, Inc.	95,253	1,386,884
JPMorgan Chase & Co.	240,350	25,703,029
KeyCorp	43,963	886,734
M&T Bank Corp.	5,838	998,239
PacWest Bancorp	5,207	262,433
People's United Financial, Inc.	5,834	109,096
PNC Financial Services Group, Inc. (The)	29,778	4,296,667
Regions Financial Corp.	155,307	2,683,705
SunTrust Banks, Inc.	34,538	2,230,809
Wells Fargo & Co.	338,421	20,532,002
Zions Bancorp	19,490	990,677
		87,123,940
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	41,954	2,836,510
Stericycle, Inc. *	3,915	266,181
		3,102,691
Communications Equipment — 2.9%
ARRIS International PLC *	15,215	390,873
Cisco Systems, Inc.	407,323	15,600,471
EchoStar Corp., Class A *	3,599	215,580
Juniper Networks, Inc.	57,350	1,634,475
		17,841,399
Computers & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	204,958	2,943,197
HP, Inc.	196,800	4,134,768
Western Digital Corp.	31,938	2,540,029
Xerox Corp.	46,593	1,358,186
		10,976,180
Construction & Engineering — 0.4%
AECOM *	11,462	425,813
Fluor Corp.	17,248	890,859
Jacobs Engineering Group, Inc.	8,552	564,090
Quanta Services, Inc. *	13,887	543,121
		2,423,883
Construction Materials — 0.1%
Vulcan Materials Co.	6,066	778,692
Consumer Finance — 1.1%
Ally Financial, Inc.	66,748	1,946,372
Capital One Financial Corp.	47,279	4,708,043
Santander Consumer USA Holdings, Inc.	13,899	258,799
		6,913,214
Containers & Packaging — 0.3%
Sonoco Products Co.	6,169	327,821
WestRock Co.	24,453	1,545,674
		1,873,495
Distributors — 0.3%
LKQ Corp. *	47,648	1,937,844
Diversified Financial Services — 0.1%
Leucadia National Corp.	6,993	185,245
Voya Financial, Inc.	7,020	347,279
		532,524
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	606,209	23,569,406
CenturyLink, Inc.	112,692	1,879,702
		25,449,108

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment — 0.5%
Eaton Corp. PLC	40,532	$3,202,433
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	17,315	1,392,299
Avnet, Inc.	13,180	522,191
Corning, Inc.	75,228	2,406,544
Flex Ltd. *	31,420	565,246
Jabil, Inc.	17,551	460,714
SYNNEX Corp.	3,501	475,961
TE Connectivity Ltd.	17,809	1,692,567
		7,515,522
Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	20,187	638,717
Helmerich & Payne, Inc. @	9,938	642,392
National Oilwell Varco, Inc. @	29,834	1,074,621
Schlumberger Ltd.	37,399	2,520,319
TechnipFMC PLC	34,156	1,069,424
		5,945,473
Food & Staples Retailing — 3.6%
CVS Health Corp.	104,823	7,599,668
US Foods Holding Corp. *	17,077	545,269
Wal-Mart Stores, Inc.	104,402	10,309,697
Walgreens Boots Alliance, Inc.	58,673	4,260,833
		22,715,467
Food Products — 2.5%
Archer-Daniels-Midland Co.	39,896	1,599,032
Bunge Ltd.	21,881	1,467,778
Ingredion, Inc.	3,073	429,605
J.M. Smucker Co. (The)	18,460	2,293,470
Kraft Heinz Co. (The)	22,750	1,769,040
Mondelez International, Inc., Class A	71,300	3,051,640
Pinnacle Foods, Inc.	9,922	590,061
Post Holdings, Inc. *	7,076	560,632
Seaboard Corp.	69	304,290
Tyson Foods, Inc., Class A	41,844	3,392,293
		15,457,841
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	92,763	5,293,985
Danaher Corp.	44,310	4,112,854
DENTSPLY SIRONA, Inc.	4,157	273,655
Medtronic PLC	94,115	7,599,786
STERIS PLC	1,837	160,682
Zimmer Biomet Holdings, Inc.	5,607	676,597
		18,117,559
Health Care Providers & Services — 5.9%
Aetna, Inc.	36,478	6,580,266
Anthem, Inc.	30,249	6,806,327
Cardinal Health, Inc.	1,139	69,787
Centene Corp. *	29,767	3,002,895
CIGNA Corp.	8,292	1,684,022
DaVita, Inc. *	30,386	2,195,389
Express Scripts Holding Co. *	63,449	4,735,833
Humana, Inc.	14,315	3,551,122
Laboratory Corp. of America Holdings *	16,237	2,589,964
McKesson Corp.	8,631	1,346,004
Mednax, Inc. *	9,245	494,053
Quest Diagnostics, Inc.	21,432	2,110,838
Universal Health Services, Inc., Class B	10,322	1,169,999
WellCare Health Plans, Inc. *	535	107,594
		36,444,093
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	27,865	1,849,400
Hyatt Hotels Corp., Class A *	3,874	284,894
MGM Resorts International	67,948	2,268,784
Norwegian Cruise Line Holdings Ltd. *	34,226	1,822,534
Royal Caribbean Cruises Ltd.	26,539	3,165,572
		9,391,184
Household Durables — 2.2%
DR Horton, Inc.	65,701	3,355,350
Garmin Ltd. @	12,982	773,338
Lennar Corp., Class A	28,692	1,814,482
Lennar Corp., Class B	573	29,613
Mohawk Industries, Inc. *	12,063	3,328,182
Newell Brands, Inc.	19,061	588,985
PulteGroup, Inc.	38,222	1,270,881
Toll Brothers, Inc.	11,379	546,420
Whirlpool Corp.	12,182	2,054,372
		13,761,623
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp. *	23,886	361,395
NRG Energy, Inc.	32,237	918,110
		1,279,505
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	6,915	785,890
General Electric Co.	19,790	345,335
		1,131,225
Insurance — 5.6%
Aflac, Inc.	34,035	2,987,592
Alleghany Corp. *	855	509,657
Allstate Corp. (The)	19,994	2,093,572
American Financial Group, Inc.	8,697	943,972
American International Group, Inc.	41,993	2,501,943
Arch Capital Group Ltd. *	4,583	415,999
Assurant, Inc.	5,690	573,780
Assured Guaranty Ltd.	7,488	253,619
Axis Capital Holdings Ltd.	7,945	399,316
Brighthouse Financial, Inc. *	4,222	247,578
Chubb Ltd.	11,440	1,671,727
CNA Financial Corp.	7,604	403,392
Everest Re Group Ltd.	3,953	874,641
First American Financial Corp.	3,372	188,967
Hartford Financial Services Group, Inc.	48,531	2,731,325
Lincoln National Corp.	18,122	1,393,038
Loews Corp.	28,152	1,408,445
MetLife, Inc.	39,945	2,019,619
Old Republic International Corp.	23,484	502,088
Principal Financial Group, Inc.	30,640	2,161,958
Prudential Financial, Inc.	20,566	2,364,679
Reinsurance Group of America, Inc.	9,075	1,415,065
RenaissanceRe Holdings Ltd.	2,534	318,245
Travelers Companies, Inc. (The)	27,179	3,686,559
Unum Group	32,590	1,788,865
WR Berkley Corp.	6,648	476,329
XL Group Ltd.	21,178	744,618
		35,076,588
Internet & Catalog Retail — 0.3%
Liberty Interactive Corp. QVC Group, Class A *	71,603	1,748,545

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services — 1.0%
Amdocs Ltd.	10,115	$662,330
DXC Technology Co.	18,001	1,708,295
Fidelity National Information Services, Inc.	30,362	2,856,761
Leidos Holdings, Inc.	20,264	1,308,446
		6,535,832
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., Class A *	172	41,051
IQVIA Holdings, Inc. *	3,180	311,322
Thermo Fisher Scientific, Inc.	15,270	2,899,468
		3,251,841
Machinery — 2.0%
AGCO Corp.	11,477	819,802
Cummins, Inc.	3,839	678,121
Dover Corp.	16,408	1,657,044
Ingersoll-Rand PLC	16,931	1,510,076
Oshkosh Corp.	7,274	661,134
PACCAR, Inc.	11,923	847,487
Pentair PLC	27,933	1,972,628
Snap-On, Inc.	777	135,431
Stanley Black & Decker, Inc.	21,808	3,700,600
Trinity Industries, Inc.	1,343	50,309
Wabtec Corp. @	4,473	364,236
		12,396,868
Media — 5.0%
CBS Corp., Class A	1,291	76,608
Charter Communications, Inc., Class A *	20,763	6,975,538
Comcast Corp., Class A	324,389	12,991,779
Discovery Communications, Inc., Class A *@	1,879	42,052
Discovery Communications, Inc., Class C *@	14,703	311,263
Liberty Braves Group, Class A *	438	9,658
Liberty Braves Group, Class C *	877	19,487
Liberty Broadband Corp., Class C *	1,360	115,818
Liberty Media Corp-Liberty Formula One, Class A *@	1,097	35,894
Liberty Media Corp-Liberty Formula One, Class C *	2,194	74,947
Liberty SiriusXM Group, Class A *	4,389	174,068
Liberty SiriusXM Group, Class C *	8,778	348,135
Madison Square Garden Co. (The), Class A *	443	93,407
News Corp., Class A	8,320	134,867
News Corp., Class B	1,734	28,784
TEGNA, Inc.	16,842	237,135
Time Warner, Inc.	94,794	8,670,807
Viacom, Inc., Class B	18,004	554,703
		30,894,950
Metals & Mining — 1.8%
Alcoa Corp. *	18,058	972,785
Freeport-McMoRan, Inc. *	88,065	1,669,712
Newmont Mining Corp.	41,863	1,570,700
Nucor Corp.	56,664	3,602,697
Reliance Steel & Aluminum Co.	12,373	1,061,480
Royal Gold, Inc.	1,245	102,239
Steel Dynamics, Inc.	33,820	1,458,657
United States Steel Corp.	16,269	572,506
		11,010,776
Multiline Retail — 0.8%
Dollar Tree, Inc. *	7,894	847,105
Kohl's Corp. @	39,722	2,154,124
Macy's, Inc. @	32,863	827,819
Target Corp.	20,753	1,354,133
		5,183,181
Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	23,533	1,262,310
Andeavor	26,742	3,057,680
Antero Resources Corp. *	3,922	74,518
Apache Corp.	1,106	46,695
Chevron Corp.	118,481	14,832,636
Concho Resources, Inc. *	12,360	1,856,719
ConocoPhillips	71,234	3,910,034
Devon Energy Corp.	52,433	2,170,726
Diamondback Energy, Inc. *	6,687	844,234
Exxon Mobil Corp.	292,675	24,479,337
Hess Corp.	20,959	994,924
HollyFrontier Corp.	15,834	811,018
Kinder Morgan, Inc.	174,875	3,159,991
Marathon Oil Corp.	71,156	1,204,671
Marathon Petroleum Corp.	58,629	3,868,342
Murphy Oil Corp.	900	27,945
Noble Energy, Inc.	39,428	1,148,932
Occidental Petroleum Corp.	47,333	3,486,549
Phillips 66	23,445	2,371,462
Pioneer Natural Resources Co.	1,167	201,716
Targa Resources Corp.	19,687	953,245
Valero Energy Corp.	64,869	5,962,110
Williams Cos., Inc. (The)	22,011	671,115
		77,396,909
Personal Products — 0.0%
Coty, Inc., Class A @	8,741	173,859
Pharmaceuticals — 2.6%
Allergan PLC	12,666	2,071,904
Mylan NV *	34,268	1,449,879
Perrigo Co. PLC	10,679	930,782
Pfizer, Inc.	314,927	11,406,656
Taro Pharmaceutical Industries Ltd. *	667	69,842
		15,929,063
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	1,096,274
Nielsen Holdings PLC	6,018	219,055
		1,315,329
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	4,318	643,080
Road & Rail — 1.0%
AMERCO	583	220,322
Genesee & Wyoming, Inc., Class A *	1,210	95,263
Kansas City Southern	14,222	1,496,439
Norfolk Southern Corp.	30,847	4,469,730
		6,281,754
Semiconductors & Semiconductor Equipment — 6.5%
Intel Corp.	522,093	24,099,813
Lam Research Corp.	18,802	3,460,884
Marvell Technology Group Ltd.	18,929	406,406
Micron Technology, Inc. *	96,568	3,970,876
Microsemi Corp. *	2,594	133,980
NVIDIA Corp.	6,741	1,304,384
ON Semiconductor Corp. *	14,063	294,479
Qorvo, Inc. *	6,724	447,818
QUALCOMM, Inc.	99,529	6,371,847
		40,490,487
Software — 0.6%
CA, Inc.	75,041	2,497,365
Dell Technologies, Inc., Class V *	16,758	1,362,090
Nuance Communications, Inc. *	2,812	45,976

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
SOFTWARE (Continued)
SS&C Technologies Holdings, Inc.	3,456	$139,899
		4,045,330
Specialty Retail — 0.2%
AutoNation, Inc. *@	7,025	360,593
Best Buy Co., Inc.	12,349	845,536
		1,206,129
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	1,305,690
Ralph Lauren Corp.	4,113	426,477
Skechers U.S.A., Inc., Class A *	538	20,358
		1,752,525
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp. *	23,250	328,057
New York Community Bancorp, Inc.	14,697	191,355
		519,412
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	9,053	581,203
Wireless Telecommunication Services — 0.3%
Sprint Corp. *@	29,977	176,565
T-Mobile US, Inc. *	24,396	1,549,390
		1,725,955
TOTAL COMMON STOCKS (Identified Cost $405,419,780)		621,083,492

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund, 1.210%	439,954	439,954
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.300%	1,771,656	1,771,656
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,211,610)		2,211,610
Total Investments — 100.1%
(Identified Cost $407,631,390)#		623,295,102

Liabilities, Less Cash and Other Assets — (0.1%)		(883,247)
Net Assets — 100.0%		$622,411,855

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2017, the market value of the securities on loan was $8,789,264.
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $407,631,390. Net unrealized appreciation aggregated $215,663,712 of which $226,187,300 related to appreciated investment securities and $10,523,588 related to depreciated investment securities.

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 5.7%
Australia & New Zealand Banking Group Ltd.	418,228	$9,378,509
Bank of Queensland Ltd.	58,107	576,699
Bendigo & Adelaide Bank Ltd.	84,493	769,353
BHP Billiton Ltd.	415,931	9,596,361
BHP Billiton Ltd., ADR @	9,472	435,617
BlueScope Steel Ltd.	149,450	1,792,271
Boral Ltd.	152,345	925,976
Crown Resorts Ltd.	50,644	514,485
Downer EDI Ltd.	20,259	109,543
Fortescue Metals Group Ltd.	463,439	1,764,600
Harvey Norman Holdings Ltd.	35,545	115,651
Incitec Pivot Ltd.	253,567	771,598
Newcrest Mining Ltd.	112,629	2,005,395
Oil Search Ltd.	46,494	282,598
Origin Energy Ltd. *	261,406	1,921,323
QBE Insurance Group Ltd.	157,936	1,316,092
Santos Ltd. *	294,384	1,251,828
South32 Ltd.	879,164	2,394,028
South32 Ltd., ADR	27,785	375,792
Star Entertainment Group Ltd. (The)	202,229	959,359
Suncorp Group Ltd.	116,752	1,262,588
Treasury Wine Estates Ltd.	25,957	323,237
Whitehaven Coal Ltd.	125,867	438,007
Woodside Petroleum Ltd.	211,619	5,462,030
		44,742,940
Austria — 0.1%
Erste Group Bank AG *	9,138	395,863
OMV AG	3,593	227,753
Raiffeisen Bank International AG *	7,696	278,868
		902,484
Belgium — 1.1%
Ageas	34,647	1,692,571
KBC Groep NV	33,266	2,838,298
Solvay SA	21,530	2,994,016
UCB SA	12,536	995,434
		8,520,319
Canada — 8.1%
ARC Resources Ltd.	22,756	267,025
Bank of Montreal	107,055	8,566,541
Barrick Gold Corp.	110,987	1,605,982
Blackberry Ltd. *	319	3,563
Cameco Corp. @,¥	27,448	253,517
Cameco Corp. @	49,846	460,079
Canadian Natural Resources Ltd. @	40,354	1,441,445
Cenovus Energy, Inc.	85,947	784,696
Crescent Point Energy Corp. @,¥	46,074	351,145
Crescent Point Energy Corp. @	109,595	835,114
Element Fleet Management Corp. @	2,800	21,162
Empire Co., Ltd., Class A	55,234	1,076,118
Enbridge Income Fund Holdings, Inc. @	9,900	234,780
EnCana Corp. ¥	29,500	393,568
Encana Corp.	79,935	1,065,534
Fairfax Financial Holdings Ltd.	2,793	1,487,245
Finning International, Inc.	80	2,019
First Quantum Minerals Ltd.	108,608	1,521,549
Goldcorp, Inc.	118,744	1,516,361
Goldcorp, Inc. ¥	8,798	112,197
Husky Energy, Inc. *	93,283	1,317,242
IAMGOLD Corp. *	46,265	269,787
Imperial Oil Ltd. @	16,930	528,047
Industrial Alliance Insurance & Financial
Services, Inc.	31,827	1,514,631
Kinross Gold Corp. *	345,631	1,490,310
Linamar Corp.	8,982	523,128
Lundin Mining Corp. @	167,662	1,115,079
Magna International, Inc.	55,112	3,123,197
Manulife Financial Corp. ¥	55,041	1,148,111
Manulife Financial Corp.	184,732	3,853,510
Maple Leaf Foods, Inc.	2,890	82,355
Potash Corp. of Saskatchewan, Inc.	31,499	650,454
Seven Generations Energy Ltd., Class A *	6,737	95,293
Sun Life Financial, Inc.	67,385	2,780,305
Sun Life Financial, Inc. ¥	30,213	1,246,977
Suncor Energy, Inc. ¥	266,726	9,792,685
Suncor Energy, Inc.	65,644	2,410,448
Teck Resources Ltd., Class A	500	13,146
Teck Resources Ltd., Class B ¥	75,600	1,976,907
Teck Resources Ltd., Class B @	94,542	2,474,164
Tourmaline Oil Corp. *	63,000	1,141,718
Turquoise Hill Resources Ltd. *	106,042	361,909
Valeant Pharmaceuticals International, Inc. *,¥	13,000	270,963
Valeant Pharmaceuticals International, Inc. @,*	53,875	1,119,522
Wheaton Precious Metals Corp.	8,738	193,372
Whitecap Resources, Inc. @	62,500	445,008
WSP Global, Inc.	18,582	885,639
Yamana Gold, Inc.	165,308	515,519
		63,339,066
Denmark — 1.6%
AP Moeller - Maersk A/S, Class A	508	848,209
AP Moeller - Maersk A/S, Class B	925	1,616,033
Carlsberg A/S, Class B	15,445	1,854,485
Danske Bank A/S	38,704	1,507,065
DSV A/S	34,914	2,749,364
H Lundbeck A/S	3,061	155,401
ISS A/S	29,861	1,156,478
Jyske Bank A/S	1,891	107,645
Novozymes A/S, B Shares	6,176	352,860
Rockwool International A/S, B Shares	146	41,390
Vestas Wind Systems A/S	24,876	1,719,153
		12,108,083
Finland — 0.7%
Fortum Oyj	46,629	923,138
Nokia Oyj	51,316	239,759
Stora Enso Oyj, R Shares	130,734	2,073,704
UPM-Kymmene Oyj	80,088	2,489,784
		5,726,385
France — 9.1%
AXA SA	161,385	4,789,628
BNP Paribas SA	147,260	10,998,941
Bollore SA =	62,080	337,276
Bollore SA *,=	302	1,649
Bouygues SA	54,784	2,846,876
Casino Guichard Perrachon SA	8,022	486,650
Cie de Saint-Gobain	20,467	1,129,145
Cie Generale des Etablissements Michelin	6,031	865,099
CNP Assurances	29,277	676,389
Credit Agricole SA	58,593	970,178
Electricite de France SA	90,875	1,136,158
Engie SA	296,273	5,095,848
Natixis SA	125,444	992,790
Orange SA	358,763	6,230,931
The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
FRANCE (Continued)
Peugeot SA	157,210	$3,198,193
Renault SA	51,848	5,220,023
SCOR SE	16,613	668,656
Societe Generale SA	81,356	4,202,323
STMicroelectronics NV	40,401	882,489
Total SA	360,608	19,922,532
Vivendi SA	36,922	993,225
		71,644,999
Germany — 7.2%
Allianz SE	21,152	4,860,119
Bayerische Motoren Werke AG	64,181	6,686,564
Commerzbank AG *	180,924	2,714,605
Daimler AG	184,001	15,630,762
Deutsche Bank AG	177,432	3,376,531
Deutsche Lufthansa AG	76,690	2,826,745
Evonik Industries AG	19,914	749,548
Fraport AG Frankfurt Airport Services
Worldwide	5,611	618,434
Fresenius Medical Care AG & Co. KGaA	4,621	486,696
Hannover Rueck SE	4,156	523,091
HeidelbergCement AG	30,938	3,350,165
Innogy SE ±	17,568	688,755
LANXESS AG	7,784	619,124
Linde AG *	11,662	2,723,668
METRO AG *	49,876	996,397
Muenchener Rueckversicherungs AG	12,888	2,795,056
RWE AG *	137,398	2,802,567
Talanx AG *	13,218	540,337
Telefonica Deutschland Holding AG	72,027	361,761
Uniper SE	57,491	1,793,494
Volkswagen AG	6,241	1,263,269
Wacker Chemie AG	1,082	210,574
		56,618,262
Hong Kong — 2.6%
Cathay Pacific Airways Ltd. @,*	343,000	532,093
CK Hutchison Holdings Ltd.	402,624	5,055,443
Guoco Group Ltd.	5,000	64,253
Hang Lung Group Ltd.	192,000	706,528
Hang Lung Properties Ltd.	312,000	762,743
Henderson Land Development Co., Ltd.	54,938	362,135
Hopewell Holdings Ltd.	63,500	233,669
Kerry Properties Ltd.	137,000	616,363
Li & Fung Ltd.	16,000	8,785
Melco International Development Ltd.	132,000	388,591
MTR Corp. Ltd.	49,039	287,473
New World Development Co., Ltd.	1,317,377	1,979,560
NWS Holdings Ltd.	183,715	331,554
Orient Overseas International Ltd. @	11,500	110,984
Shangri-La Asia Ltd.	209,143	474,884
Sino Land Co., Ltd.	153,579	272,056
SJM Holdings Ltd.	433,000	387,951
Sun Hung Kai Properties Ltd.	173,677	2,898,748
Swire Pacific Ltd., Series A	120,500	1,115,876
Swire Pacific Ltd., Series B	185,000	287,936
Tsim Sha Tsui Properties	60,907	189,437
Wharf Holdings Ltd. (The)	270,000	933,078
Wharf Real Estate Investment Co. Ltd. *	73,000	485,866
Wheelock & Co., Ltd.	251,000	1,792,662
Yue Yuen Industrial Holdings Ltd.	68,000	267,201
		20,545,869
Ireland — 0.3%
Bank of Ireland Group PLC *	103,713	882,902
CRH PLC, ADR @	42,861	1,546,853
Paddy Power Betfair PLC	558	66,416
		2,496,171
Israel — 0.4%
Bank Hapoalim B.M.	152,308	1,120,102
Bank Leumi Le-Israel	239,225	1,441,682
Israel Discount Bank Ltd., Series A *	1	1
Mizrahi Tefahot Bank Ltd.	8,760	161,497
Teva Pharmaceutical Industries Ltd., ADR @	8,545	161,928
		2,885,210
Italy — 1.4%
Eni SpA	30,347	502,483
Intesa Sanpaolo SpA	537,820	1,787,489
Mediobanca SpA	108,169	1,227,781
Telecom Italia SpA *	2,159,532	1,866,897
UniCredit SpA *	290,956	5,439,030
		10,823,680
Japan — 22.9%
Aeon Co., Ltd.	47,300	798,653
Aisin Seiki Co., Ltd.	15,300	859,543
Alfresa Holdings Corp.	12,300	288,956
Amada Holdings Co., Ltd.	11,000	149,758
Aoyama Trading Co., Ltd.	4,500	168,138
Asahi Glass Co., Ltd.	48,500	2,100,555
Asahi Kasei Corp.	72,100	930,085
Bank of Kyoto Ltd. (The)	8,000	416,774
Canon Marketing Japan, Inc.	8,000	216,197
Chiba Bank Ltd. (The)	79,000	657,661
Chugoku Bank Ltd. (The)	19,700	263,483
Citizen Watch Co., Ltd.	64,400	472,676
Coca-Cola West Co., Ltd.	6,675	243,777
Concordia Financial Group Ltd.	156,300	943,279
Credit Saison Co., Ltd.	7,600	138,274
Dai Nippon Printing Co., Ltd.	30,000	669,093
Dai-ichi Life Holdings, Inc. (The)	138,700	2,860,784
Daicel Corp.	11,600	131,983
Daido Steel Co., Ltd.	2,600	160,142
Daiwa Securities Group, Inc.	197,000	1,235,938
Denka Co., Ltd.	16,200	649,150
Denso Corp.	10,500	630,233
DIC Corp.	13,300	502,844
Dowa Holdings Co., Ltd.	1,200	48,990
Ebara Corp.	16,800	640,391
FUJIFILM Holdings Corp.	68,700	2,807,752
Fukuoka Financial Group, Inc.	90,000	505,613
Glory Ltd.	11,200	422,951
Gunma Bank Ltd. (The)	47,000	284,482
H2O Retailing Corp.	14,000	293,109
Hachijuni Bank Ltd. (The)	48,000	275,625
Hankyu Hanshin Holdings, Inc.	52,100	2,094,635
Hiroshima Bank Ltd. (The)	24,000	208,955
Hitachi Capital Corp.	9,900	249,093
Hitachi Chemical Co., Ltd.	7,600	195,202
Hitachi Construction Machinery Co., Ltd.	13,600	494,271
Hitachi Ltd.	660,000	5,142,347
Hitachi Metals Ltd.	23,100	331,713
Hitachi Transport System Ltd.	7,700	200,709
Hokuhoku Financial Group, Inc.	15,000	234,568
Honda Motor Co., Ltd.	271,700	9,312,673

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
JAPAN (Continued)
House Foods Group, Inc.	700	$23,235
Ibiden Co., Ltd. @	32,600	488,096
Idemitsu Kosan Co., Ltd.	29,800	1,196,761
Iida Group Holdings Co., Ltd.	36,900	695,917
Isetan Mitsukoshi Holdings Ltd.	26,300	326,080
ITOCHU Corp.	152,700	2,850,039
Iyo Bank Ltd. (The)	29,500	236,419
J. Front Retailing Co., Ltd.	59,600	1,122,971
JFE Holdings, Inc.	92,200	2,214,273
JGC Corp.	3,100	59,950
JSR Corp.	14,200	279,526
JTEKT Corp.	41,800	718,214
JX Holdings, Inc.	421,700	2,720,887
K's Holdings Corp. @	7,800	199,993
Kamigumi Co., Ltd.	12,500	276,570
Kaneka Corp.	80,000	730,597
Kawasaki Heavy Industries Ltd.	5,700	200,075
Kawasaki Kisen Kaisha Ltd. @,*	12,200	310,644
Kobe Steel Ltd. *	68,700	637,156
Konica Minolta, Inc.	142,000	1,366,124
Kuraray Co., Ltd.	76,400	1,441,548
Kurita Water Industries Ltd.	3,100	100,697
Kyushu Financial Group, Inc.	44,870	271,589
LIXIL Group Corp.	32,900	890,570
Marubeni Corp.	174,700	1,265,344
Mazda Motor Corp.	153,300	2,056,472
Mebuki Financial Group, Inc.	83,070	351,670
Medipal Holdings Corp.	27,200	532,775
Mitsubishi Chemical Holdings Corp.	149,700	1,642,814
Mitsubishi Corp.	102,900	2,842,935
Mitsubishi Gas Chemical Co., Inc.	32,700	938,846
Mitsubishi Heavy Industries Ltd.	53,700	2,006,452
Mitsubishi Logistics Corp.	2,500	64,899
Mitsubishi Materials Corp.	35,500	1,263,412
Mitsubishi UFJ Financial Group, Inc.	300,400	2,203,244
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	7,497,842
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	656,261
Mitsui & Co., Ltd., ADR @	1,999	652,674
Mitsui Chemicals, Inc.	47,200	1,518,527
Mitsui Fudosan Co., Ltd.	76,500	1,714,333
Mitsui OSK Lines Ltd.	20,900	697,440
Mizuho Financial Group, Inc.	1,992,700	3,618,428
MS&AD Insurance Group Holdings, Inc.	59,428	2,011,612
NEC Corp.	73,400	1,980,351
NH Foods Ltd.	16,067	391,854
NHK Spring Co., Ltd.	42,200	464,415
Nikon Corp.	10,000	201,464
Nippo Corp.	11,000	257,440
Nippon Electric Glass Co., Ltd.	8,800	335,833
Nippon Express Co., Ltd.	24,600	1,635,270
Nippon Paper Industries Co., Ltd.	30,700	583,620
Nippon Shokubai Co., Ltd.	4,600	310,681
Nippon Steel Sumitomo Metal Corp.	124,127	3,184,834
Nippon Yusen KK *	50,100	1,222,320
Nissan Motor Co., Ltd.	426,800	4,255,689
Nisshinbo Holdings, Inc.	23,000	311,702
NOK Corp.	19,900	464,672
Nomura Holdings, Inc.	465,300	2,746,581
Nomura Real Estate Holdings, Inc.	18,700	419,225
NTN Corp.	95,000	471,311
Obayashi Corp.	17,000	205,795
Oji Holdings Corp.	226,000	1,504,327
Resona Holdings, Inc.	371,600	2,219,871
Ricoh Co., Ltd.	230,800	2,144,643
Sankyo Co., Ltd.	5,400	169,896
SBI Holdings, Inc.	24,100	503,924
Sega Sammy Holdings, Inc.	20,500	254,351
Seino Holdings Co., Ltd.	20,400	324,083
Sekisui House Ltd.	60,400	1,091,140
Shinsei Bank Ltd.	18,500	320,004
Shizuoka Bank Ltd. (The)	58,000	599,175
Showa Denko KK	1,500	64,100
Sojitz Corp.	145,400	446,491
Sompo Holdings, Inc.	40,243	1,558,646
Sumitomo Chemical Co., Ltd.	491,000	3,529,709
Sumitomo Corp.	55,600	944,966
Sumitomo Dainippon Pharma Co., Ltd.	14,200	210,968
Sumitomo Electric Industries Ltd.	177,700	3,004,380
Sumitomo Forestry Co., Ltd.	33,800	604,755
Sumitomo Heavy Industries Ltd.	23,400	990,619
Sumitomo Metal Mining Co., Ltd.	24,300	1,116,711
Sumitomo Mitsui Financial Group, Inc.	217,400	9,392,529
Sumitomo Mitsui Trust Holdings, Inc.	27,100	1,075,822
Sumitomo Rubber Industries Ltd. @	42,800	796,173
Suzuken Co., Ltd.	9,240	380,097
T&D Holdings, Inc.	88,200	1,508,422
Taiheiyo Cement Corp.	20,700	893,770
Takashimaya Co., Ltd.	47,000	494,715
TDK Corp.	26,700	2,130,313
Teijin Ltd.	53,199	1,185,085
TOKAI RIKA Co., Ltd.	11,500	242,095
Tokio Marine Holdings, Inc.	50,700	2,313,279
Tokyo Tatemono Co., Ltd.	27,000	364,713
Tokyu Fudosan Holdings Corp.	101,100	731,276
Tosoh Corp.	51,500	1,167,349
Toyo Seikan Group Holdings Ltd.	35,200	565,449
Toyoda Gosei Co., Ltd.	15,300	389,306
Toyota Motor Corp.	234,990	15,043,114
Toyota Motor Corp., ADR	29,877	3,799,458
Toyota Tsusho Corp.	33,500	1,348,325
Ube Industries Ltd.	24,700	726,696
Yamada Denki Co., Ltd. @	165,300	911,039
Yamaguchi Financial Group, Inc.	23,000	273,326
Yokohama Rubber Co., Ltd. (The) @	27,600	676,803
Zeon Corp.	8,000	115,802
		179,695,738
Netherlands — 4.2%
ABN AMRO Group NV ±	67,212	2,169,331
Aegon NV	208,166	1,327,516
Akzo Nobel NV	2,525	221,223
ArcelorMittal @,*	79,834	2,579,436
ArcelorMittal *,=	28,247	918,985
Fiat Chrysler Automobiles NV *	338,462	6,055,002
ING Groep NV	438,143	8,056,438
Koninklijke Ahold Delhaize NV	206,865	4,550,872
Koninklijke DSM NV	36,637	3,502,204
Koninklijke Philips NV	49,344	1,865,203
NN Group NV	42,662	1,848,909
Randstad Holding NV	2,608	160,341
		33,255,460
New Zealand — 0.1%
Air New Zealand Ltd.	79,394	179,490
Auckland International Airport Ltd.	47,346	217,431
Fletcher Building Ltd.	84,980	457,713
Fonterra Co-operative Group Ltd.	6,088	27,656
		882,290
Norway — 0.8%
Aker ASA, A Shares	3,994	196,037

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
NORWAY (Continued)
DNB ASA	82,424	$1,526,891
Norsk Hydro ASA	129,344	982,218
SpareBank 1 SR-Bank ASA	6,429	68,122
Statoil ASA @	19,583	417,867
Storebrand ASA	56,200	457,918
Subsea 7 SA	66,388	994,534
Yara International ASA	25,784	1,182,963
		5,826,550
Portugal — 0.0%
Banco Espirito Santo SA *,§	414,564	—
EDP Renovaveis SA	32,371	270,601
		270,601
Singapore — 0.7%
BOC Aviation Ltd. ±	5,900	31,453
CapitaLand Ltd.	269,600	711,569
City Developments Ltd.	64,900	606,079
Frasers Centrepoint Ltd.	6,800	10,575
Golden Agri-Resources Ltd.	811,000	224,360
Hutchison Port Holdings Trust	1,160,800	481,732
Keppel Corp. Ltd.	224,800	1,235,396
Sembcorp Industries Ltd.	232,700	527,183
Singapore Airlines Ltd.	139,740	1,114,827
United Industrial Corp. Ltd.	63,243	156,517
UOL Group Ltd.	47,218	313,151
Wilmar International Ltd.	165,500	382,366
		5,795,208
Spain — 2.7%
Banco de Sabadell SA	1,148,372	2,281,758
Banco Santander SA	1,880,534	12,362,582
Bankia SA	91,850	439,392
Mapfre SA	92,433	297,006
Repsol SA	316,892	5,606,383
		20,987,121
Sweden — 2.7%
Arjo AB, B Shares *	21,456	61,231
Boliden AB	77,171	2,639,756
Getinge AB, B Shares	21,456	311,256
Holmen AB, B Shares	11,728	623,351
Millicom International Cellular SA	9,819	663,131
Nordea Bank AB	493,196	5,970,226
SSAB AB, A Shares *	13,630	74,604
SSAB AB, B Shares	227,651	2,672,501
SSAB AB, Series B *	43,015	191,974
Svenska Cellulosa AB, Series A	244	2,826
Svenska Cellulosa AB, Series B	124,943	1,287,797
Svenska Handelsbanken AB, A Shares	146,314	2,001,247
Svenska Handelsbanken AB, B Shares	1,918	26,421
Tele2 AB, B Shares	31,603	388,339
Telefonaktiebolaget LM Ericsson, B Shares	279,790	1,836,707
Telia Co. AB	390,069	1,738,004
Trelleborg AB	39,848	922,958
		21,412,329
Switzerland — 7.9%
ABB Ltd.	35,538	952,591
Adecco Group SA	49,724	3,804,120
Baloise Holding AG	10,839	1,687,389
Banque Cantonale Vaudoise	37	27,908
Cie Financiere Richemont SA	69,300	6,279,635
Clariant AG @,*	75,635	2,115,094
Credit Suisse Group AG *	139,027	2,482,498
Dufry AG *	8,794	1,307,661
Flughafen Zuerich AG	2,721	622,414
Helvetia Holding AG	352	198,134
Julius Baer Group Ltd. *	39,125	2,392,991
LafargeHolcim Ltd. *,µ	79,934	4,507,541
Novartis AG	116,713	9,869,312
Novartis AG, ADR	25,980	2,181,281
Swatch Group AG (The) µ	12,412	948,939
Swatch Group AG (The) µ	8,156	3,326,178
Swiss Life Holding AG *	5,678	2,010,273
Swiss Re AG	47,318	4,430,979
UBS Group AG *	263,220	4,845,982
Vifor Pharma AG @	3,119	399,777
Zurich Insurance Group AG	26,257	7,992,022
		62,382,719
United Kingdom — 17.8%
Anglo American PLC @	308,715	6,458,499
Antofagasta PLC	46,804	635,084
Aviva PLC	164,097	1,122,180
Barclays PLC, ADR	410,687	4,476,488
Barratt Developments PLC	126,684	1,107,500
BHP Billiton PLC, ADR	38,130	1,536,639
BP PLC, ADR @	445,354	18,718,229
Carnival PLC, ADR	3,334	220,209
Coca-Cola European Partners PLC	3,617	144,213
Glencore PLC *	1,277,911	6,728,953
HSBC Holdings PLC	140,729	1,457,151
HSBC Holdings PLC, ADR @	355,216	18,343,354
J Sainsbury PLC	422,622	1,377,437
John Wood Group PLC	27,920	245,025
Kingfisher PLC	420,977	1,919,428
Lloyds Banking Group PLC	8,529,886	7,838,220
Lloyds Banking Group PLC, ADR @	414,401	1,554,004
Old Mutual PLC	433,480	1,356,055
Pearson PLC	48,365	480,608
Pearson PLC, ADR @	32,293	317,117
Royal Bank of Scotland Group PLC *	83,038	311,676
Royal Bank of Scotland Group PLC, ADR @,*	81,693	624,135
Royal Dutch Shell PLC, A Shares	19,470	651,928
Royal Dutch Shell PLC, ADR, Class A @	289,519	19,313,813
Royal Dutch Shell PLC, ADR, Class B @	246,393	16,826,178
Royal Mail PLC	103,486	632,241
Standard Chartered PLC *	316,708	3,335,735
Tesco PLC	28,781	81,312
Vodafone Group PLC	6,493,805	20,603,898
WM Morrison Supermarkets PLC	368,150	1,093,031
		139,510,340
TOTAL COMMON STOCKS (Identified Cost $641,815,975)		770,371,824

PREFERRED STOCKS — 1.2%
Germany — 1.2%
Bayerische Motoren Werke AG, 4.500%	10,242	917,240
Porsche Automobil Holding SE, 4.640%	16,730	1,400,727
Volkswagen AG, 4.550%	36,209	7,231,478
		9,549,445
TOTAL PREFERRED STOCKS (Identified Cost $10,485,381)		9,549,445

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA *	316,892	$144,104
TOTAL RIGHTS AND WARRANTS
(Identified Cost $144,527)		144,104

SHORT-TERM INVESTMENTS — 5.7%
Investment Company — 0.4%
State Street Institutional U.S. Government
Money Market Fund, 1.210%	3,014,148	3,014,148

Collateral For Securities On Loan — 5.3%
State Street Navigator Securities Lending
Government Money Market Portfolio, 1.300%	41,992,954	41,992,954

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $45,007,102)		45,007,102

Total Investments — 105.0%
(Identified Cost $697,452,985)#		825,072,475
Liabilities, Less Cash and Other Assets — (5.0%)		(39,345,895)
Net Assets — 100.0%		$785,726,580

†	See Note 1
@	A portion or all of the security were held on loan. As of December 31, 2017, the market value of the securities on loan was $67,974,325.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2017 amounted to $2,889,539 or 0.37% of the net assets of the Fund.

§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.
#

At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $697,452,985. Net unrealized appreciation aggregated $127,619,490 of which $167,038,977 related to appreciated investment securities and $39,419,487 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Brazil — 6.5%
Aliansce Shopping Centers SA *	3,347	$18,203
B2W Cia Digital *	17,787	109,925
B3 SA	2,652	18,212
Banco Bradesco SA	6,900	66,689
Banco Bradesco SA, ADR	8,762	89,723
Banco do Brasil SA	90,948	872,438
Banco Santander Brasil SA	40,120	385,585
Cia Siderurgica Nacional SA *	92,383	233,387
Construtora Tenda SA *	10,255	61,831
Cosan Logistica SA *	10,575	29,585
Cosan SA Industria e Comercio	17,167	214,775
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	21,700	86,483
Direcional Engenharia SA *	12,000	20,440
Duratex SA	46,120	127,914
Embraer SA, ADR	17,674	422,939
Estacio Participacoes SA	5,200	51,450
Ez Tec Empreendimentos e Participacoes SA	8,658	56,509
Fibria Celulose SA, ADR	22,972	337,688
Gerdau SA	14,700	45,956
Gerdau SA, ADR @	124,679	463,806
Guararapes Confeccoes SA	250	11,308
International Meal Co. Alimentacao SA *	24,900	65,232
Iochpe Maxion SA	12,897	89,425
JBS SA	129,293	382,371
Kroton Educacional SA	44,963	249,410
Magnesita Refratarios SA	6,000	91,164
MRV Engenharia e Participacoes SA	47,664	216,112
Petroleo Brasileiro SA *	386,643	1,971,039
Petroleo Brasileiro SA, ADR *	16,254	167,254
Porto Seguro SA	4,288	46,964
Restoque Comercio e Confeccoes de Roupas SA *	1,216	11,914
Santos Brasil Participacoes SA *	32,700	33,419
SLC Agricola SA	8,505	68,382
Sul America SA	32,934	185,267
Suzano Papel e Celulose SA	67,500	380,325
Tupy SA	9,747	53,626
Usinas Siderurgicas de Minas Gerais SA *	14,800	48,321
Vale SA	572,937	6,953,798
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	7,543	42,159
Via Varejo SA	16,743	123,512
		14,904,540
Chile — 1.5%
Besalco SA	22,668	26,797
CAP SA	16,619	212,531
Cencosud SA	156,242	459,535
Cia Sud Americana de Vapores SA *	231,075	12,429
Empresas CMPC SA	112,729	384,660
Empresas COPEC SA	34,905	553,012
Empresas La Polar SA *	254,406	24,804
Enel Americas SA	2,041,971	454,582
Enel Chile SA, ADR	32,412	184,100
Enersis Americas SA, ADR	10,932	122,110
ENTEL Chile SA	9,479	106,589
Grupo Security SA	151,161	68,794
Inversiones Aguas Metropolitanas SA	30,490	57,869
Itau CorpBanca	9,991,522	90,921
Latam Airlines Group SA, ADR @	23,608	328,151
Masisa SA *	174,355	13,208
PAZ Corp. SA	9,073	15,186
Ripley Corp. SA	107,262	115,558
Salfacorp SA	43,600	80,767
Sigdo Koppers SA	27,803	57,558
Sociedad Matriz SAAM SA	550,961	59,134
Socovesa SA	23,617	15,351
Vina Concha y Toro SA	22,108	41,852
		3,485,498
China — 17.2%
361 Degrees International Ltd.	71,000	24,536
Agile Group Holdings Ltd.	207,091	314,367
Agricultural Bank of China Ltd., H Shares	1,731,000	806,471
Air China Ltd., Class H	64,000	77,657
Ajisen China Holdings Ltd.	37,000	17,617
Angang Steel Co., Ltd., H Shares @	116,000	106,158
Anton Oilfield Services Group *	94,000	10,467
AviChina Industry & Technology Co., Ltd.	155,000	82,531
BAIC Motor Corp. Ltd., H Shares ±	75,000	97,724
Bank of China Ltd., H Shares	5,005,902	2,460,391
Bank of Chongqing Co., Ltd., H Shares	46,500	37,020
Bank of Communications Co., Ltd., H Shares	469,400	348,467
Baoye Group Co., Ltd. Class H *	22,000	15,431
BBMG Corp., H Shares @	143,000	64,976
Beijing Capital Land Ltd., H Shares	100,000	51,966
Beijing Enterprises Holdings Ltd.	33,500	198,954
Bosideng International Holdings Ltd.	64,000	5,570
BYD Electronic International Co., Ltd.	24,000	52,283
C C Land Holdings Ltd. *	172,500	38,197
Central China Real Estate Ltd. *	56,000	26,234
CGN Meiya Power Holdings Co., Ltd. *±	152,000	21,401
Chaowei Power Holdings Ltd.	37,000	22,590
China Aerospace International Holdings Ltd.	318,000	38,260
China Agri-Industries Holdings Ltd.	203,700	89,168
China Aoyuan Property Group Ltd.	156,000	85,659
China BlueChemical Ltd., H Shares	192,000	60,700
China Cinda Asset Management Co., Ltd.,
Class H	330,000	120,801
China Citic Bank Corp. Ltd., H Shares	485,000	304,178
China Coal Energy Co., Ltd., H Shares	161,000	72,743
China Communication Services Corp. Ltd.,
H Shares	227,600	152,649
China Communications Construction Co.,
Ltd., H Shares	306,000	347,796
China Construction Bank Corp., H Shares	6,184,810	5,699,666
China Development Bank Financial Leasing
Co. Ltd., H Shares ±	68,000	16,102
China Electronics Optics Valley Union
Holding Co., Ltd.	140,000	13,439
China Energy Engineering Corp. Ltd., H Shares	64,000	11,059
China Everbright Bank Co., Ltd., H Shares	213,000	99,509
China Everbright Ltd.	32,000	71,595
China Evergrande Group *@	18,000	62,090
China Foods Ltd. @	46,000	26,907
China Galaxy Securities Co., Ltd., H Shares	40,500	29,858
China Harmony New Energy Auto Holding Ltd. *@	41,000	29,912
China High Speed Transmission Equipment Group Co., Ltd. @	23,000	39,742
China Hongqiao Group Ltd. *@	162,500	181,368
China Huiyuan Juice Group Ltd. *	84,500	23,362

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
CHINA (Continued)
China International Capital Corp. Ltd., H Shares ±	27,200	$56,608
China Jinmao Holdings Group Ltd.	450,000	198,135
China Lesso Group Holdings Ltd.	73,000	47,279
China Lumena New Materials Corp. *@§~	224,000	—
China Merchants Bank Co., Ltd., H Shares	13,500	53,738
China Merchants Port Holdings Co., Ltd.	30,421	79,626
China Minsheng Banking Corp. Ltd., H Shares	337,400	338,141
China Mobile Ltd.	125,500	1,273,015
China National Building Material Co., Ltd.,
H Shares @	364,000	325,663
China National Materials Co., Ltd., H Shares	121,000	90,136
China Oil & Gas Group Ltd.	200,000	21,759
China Oilfield Services Ltd., H Shares	124,000	120,780
China Oriental Group Co. Ltd. @	38,000	28,356
China Overseas Grand Oceans Group Ltd.	77,000	42,182
China Overseas Land & Investment Ltd.	338,000	1,088,041
China Petroleum & Chemical Corp., ADR	5,861	430,022
China Petroleum & Chemical Corp., H Shares	2,062,400	1,512,579
China Railway Construction Corp. Ltd., H Shares	171,500	198,876
China Railway Group Ltd., H Shares	206,000	152,400
China Reinsurance Group Corp., H Shares	196,000	44,655
China Resources Cement Holdings Ltd.	166,000	109,210
China Resources Enterprise Ltd.	21,456	77,032
China Resources Land Ltd.	270,000	794,844
China Resources Pharmaceutical Group Ltd. ±	75,000	97,148
China SCE Property Holdings Ltd.	151,000	65,132
China Shanshui Cement Group Ltd. *@§	112,501	63,358
China Shenhua Energy Co., Ltd.	295,500	765,902
China Shineway Pharmaceutical Group Ltd.	24,000	22,394
China Silver Group Ltd.	116,000	35,485
China Singyes Solar Technologies Holdings Ltd. @*	36,000	15,620
China South City Holdings Ltd.	308,000	80,816
China Southern Airlines Co., Ltd., H Shares	40,000	41,317
China Taiping Insurance Holdings Co. Ltd.	22,400	84,005
China Traditional Chinese Medicine
Holdings Co., Ltd.	110,000	58,570
China Travel International Investment Hong Kong Ltd.	240,000	89,391
China Unicom Hong Kong Ltd. *	132,000	178,414
China Unicom Hong Kong Ltd., ADR *	55,304	748,263
China Yurun Food Group Ltd. *@	23,000	2,385
China ZhengTong Auto Services Holdings Ltd.	41,000	41,510
China Zhongwang Holdings Ltd. @	154,000	84,364
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	159,675
CIFI Holdings Group Co., Ltd.	194,000	116,953
CIMC Enric Holdings Ltd. *@	4,000	3,364
CITIC Ltd.	320,000	462,008
Citic Resources Holdings Ltd.	150,000	14,783
CITIC Securities Co., Ltd., Class H	19,500	40,234
CNOOC Ltd.	1,367,000	1,963,143
Comba Telecom Systems Holdings Ltd. @	193,600	37,170
Concord New Energy Group Ltd.	420,000	18,546
Coolpad Group Ltd. *§	240,200	26,422
COSCO SHIPPING Development Co., Ltd.,
H Shares *	70,200	14,376
COSCO SHIPPING Energy Transportation
Co., Ltd., H Shares	92,000	50,281
COSCO SHIPPING Ports Ltd.	123,835	128,862
Country Garden Holdings Co., Ltd.	53,000	101,077
CPMC Holdings Ltd.	25,000	19,807
CRCC High-Tech Equipment Corp. Ltd., H Shares @	64,000	15,318
Dah Chong Hong Holdings Ltd.	81,000	37,530
Dongfeng Motor Group Co., Ltd., H Shares	168,000	203,419
Dongyue Group Ltd.	111,000	77,572
Everbright Securities Co., Ltd., Class H @±	16,000	19,967
Fantasia Holdings Group Co., Ltd.	142,500	19,516
Far East Horizon Ltd.	32,000	27,319
Fosun International Ltd.	157,500	349,156
Fufeng Group Ltd. *	123,000	80,291
Fullshare Holdings Ltd. @*	77,500	35,710
Future Land Development Holdings Ltd.	170,000	106,619
GCL-Poly Energy Holdings Ltd. *@	899,000	161,094
Gemdale Properties & Investment Corp. Ltd.	226,000	23,431
Glorious Property Holdings Ltd. *	228,000	21,887
GOME Retail Holdings Ltd. @	767,000	92,281
Grand Baoxin Auto Group Ltd. *	23,000	11,511
Greenland Hong Kong Holdings Ltd.	112,000	44,583
Greentown China Holdings Ltd. @	57,000	73,394
Guangshen Railway Co., Ltd., ADR	2,674	89,579
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	247,176
Haitong Securities Co., Ltd., Class H	55,600	80,701
Harbin Bank Co., Ltd., H Shares *±	57,000	17,728
Harbin Electric Co., Ltd., H Shares	54,000	22,601
Hengdeli Holdings Ltd.	184,000	8,832
Hi Sun Technology China Ltd. *	72,000	14,100
Hilong Holding Ltd.	109,000	15,765
Hopson Development Holdings Ltd.	58,000	56,865
Hua Han Health Industry Holdings Ltd. *@§	640,000	43,416
Huaneng Renewables Corp. Ltd., H Shares	480,000	162,809
Huishang Bank Corp. Ltd., H Shares	64,000	35,060
Industrial & Commercial Bank of China Ltd., H Shares	6,073,000	4,889,275
Jiangxi Copper Co., Ltd., H Shares	92,000	146,016
JinkoSolar Holding Co., Ltd. ADR *@	2,344	56,373
Joy City Property Ltd.	226,000	36,448
Ju Teng International Holdings Ltd.	56,000	18,278
K Wah International Holdings Ltd.	55,000	30,059
Kaisa Group Holdings Ltd. *@	164,000	92,571
Kingboard Chemical Holdings Ltd.	75,000	405,582
Kingboard Laminates Holdings Ltd.	35,500	55,343
Kunlun Energy Co., Ltd. @	318,000	331,316
KWG Property Holding Ltd.	147,500	172,367
Legend Holdings Corp., H Shares @±	19,000	87,305
Logan Property Holdings Co., Ltd. @	62,000	64,120
Longfor Properties Co., Ltd.	90,500	226,805
Lonking Holdings Ltd.	161,000	70,682
Maanshan Iron & Steel Co., Ltd., H Shares *	116,000	54,787
Maoye International Holdings Ltd.	82,000	8,396
Metallurgical Corp. of China Ltd., H Shares	76,000	22,373
Mingfa Group International Co., Ltd. *§	91,000	1,310
Minmetals Land Ltd.	152,000	25,486

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
CHINA (Continued)
MMG Ltd. *	131,999	$65,553
Modern Land China Co., Ltd.	50,000	10,816
Nine Dragons Paper Holdings Ltd.	51,000	81,727
PAX Global Technology Ltd. @	52,000	23,295
People's Insurance Co. Group of China Ltd.
(The), H Shares	379,000	186,763
PetroChina Co., Ltd., H Shares	1,874,000	1,307,244
Poly Culture Group Corp. Ltd. H Shares	6,400	12,926
Poly Property Group Co., Ltd. *	229,000	119,294
Pou Sheng International Holdings Ltd.	87,000	12,583
Powerlong Real Estate Holdings Ltd.	183,000	88,773
PW Medtech Group Ltd. *	97,000	17,630
Qinhuangdao Port Co., Ltd. H Shares *	26,500	8,954
Red Star Macalline Group Corp. Ltd., H Shares ±	34,200	55,418
Renhe Commercial Holdings Co., Ltd. *@	726,000	20,815
Ronshine China Holdings Ltd. *	24,000	26,725
Seaspan Corp.	3,228	21,789
Semiconductor Manufacturing International
Corp. *@	271,800	470,345
Shandong Chenming Paper Holdings Ltd., H Shares	23,500	42,351
Shanghai Electric Group Co., Ltd., H Shares *@	104,000	42,863
Shanghai Industrial Holdings Ltd.	45,000	129,018
Shanghai Industrial Urban Development Group Ltd. @	52,000	12,446
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	51,525
Shanghai Prime Machinery Co., Ltd., Class H	106,000	20,351
Shengjing Bank Co., Ltd., H Shares ±	28,000	22,112
Shenzhen International Holdings Ltd.	50,097	95,412
Shenzhen Investment Ltd.	347,143	143,961
Shimao Property Holdings Ltd.	147,500	320,946
Shougang Concord International Enterprises
Co., Ltd. *@	1,212,000	35,059
Shougang Fushan Resources Group Ltd.	176,000	37,845
Shui On Land Ltd.	127,500	35,250
Shunfeng International Clean Energy Ltd. *	220,000	11,827
Sino-Ocean Land Holdings Ltd.	246,212	169,859
Sinofert Holdings Ltd. *	244,000	40,600
Sinopec Engineering Group Co., Ltd., H Shares	93,000	88,086
Sinopec Kantons Holdings Ltd.	64,000	41,368
Sinotrans Ltd., H Shares	170,000	83,337
Sinotrans Shipping Ltd. @	51,573	13,136
Sinotruk Hong Kong Ltd.	60,000	67,581
Skyworth Digital Holdings Ltd.	224,477	96,539
SOHO China Ltd.	209,000	122,251
Sunac China Holdings Ltd. @	58,000	240,156
TCL Multimedia Technology Holdings Ltd.	29,000	14,476
Technovator International Ltd. *	34,000	10,531
Texhong Textile Group Ltd.	18,000	23,362
Tian An China Investment Co., Ltd. *	10,000	7,040
Tianjin Port Development Holdings Ltd. *	180,000	26,495
Tianneng Power International Ltd.	36,000	37,415
Tomson Group Ltd.	24,000	10,168
Truly International Holdings Ltd.	120,000	51,914
United Energy Group Ltd.	402,000	29,329
Universal Medical Financial & Technical
Advisory Services Co., Ltd. ±	32,000	30,760
Wasion Group Holdings Ltd. @	48,000	23,469
Weichai Power Co., Ltd., H Shares	78,000	85,459
Welling Holding Ltd.	64,000	16,383
West China Cement Ltd. *	198,000	29,651
Xiamen International Port Co., Ltd., Class H	94,000	18,288
Xingda International Holdings Ltd.	73,932	26,212
Xtep International Holdings Ltd.	37,500	14,639
Yanzhou Coal Mining Co., Ltd., H Shares	120,000	140,384
YuanShengTai Dairy Farm Ltd. *	226,000	8,678
Yuexiu Property Co., Ltd.	863,033	161,276
Yuzhou Properties Co., Ltd.	153,000	81,662
Zhongsheng Group Holdings Ltd.	25,000	57,085
Zoomlion Heavy Industry Science &
Technology Co., Ltd., H Shares	57,000	24,441
		39,585,191
Colombia — 0.4%
Almacenes Exito SA	33,596	186,417
Grupo Argos SA	49,281	344,784
Grupo de Inversiones Suramericana SA	25,234	340,744
Grupo Nutresa SA	2,733	25,476
		897,421
Czech Republic — 0.3%
CEZ, AS	18,401	429,048
Unipetrol, AS	10,432	184,253
		613,301
Greece — 0.1%
Alpha Bank AE *	927	1,988
Ellaktor SA *	11,652	22,649
GEK Terna Holding Real Estate
Construction SA *	8,282	44,021
Hellenic Petroleum SA	6,531	59,634
Marfin Investment Group Holdings SA *	45,244	6,731
Mytilineos Holdings SA *	10,238	112,276
Piraeus Bank SA *	26	96
		247,395
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	37,874	439,499
OTP Bank PLC	8,053	333,368
		772,867
India — 13.3%
5Paisa Capital Ltd. *	1,015	5,983
ACC Ltd.	2,312	63,897
Adani Enterprises Ltd.	48,033	124,546
Adani Power Ltd. *	109,878	71,614
Adani Transmissions Ltd. *	35,166	123,331
Aditya Birla Capital Ltd. *	28,455	82,118
Aditya Birla Fashion & Retail Ltd. *	32,278	87,310
Allahabad Bank Ltd. *	20,823	23,995
Ambuja Cements Ltd.	58,052	246,706
Andhra Bank *	22,882	20,936
Apollo Tyres Ltd.	56,881	238,566
Arvind Ltd.	9,591	67,799
Ashoka Buildcon Ltd.	4,899	18,774
Axis Bank Ltd.	134,335	1,184,291
Axis Bank Ltd. GDR	315	13,766
Bajaj Finserv Ltd.	1,556	127,596
Bajaj Holdings & Investment Ltd.	5,460	245,081
Balkrishna Industries Ltd.	2,050	38,334
Balkrishna Industries Ltd. §~	2,050	38,334
Balrampur Chini Mills Ltd.	11,491	23,944
Bank of Baroda	55,295	139,824
Bank of India *	14,398	38,348
Bharat Electronics Ltd.	30,767	87,802
Bharat Heavy Electricals Ltd.	102,622	148,963
Bharti Airtel Ltd.	193,898	1,612,184
Birla Corp. Ltd.	2,074	37,693

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
INDIA (Continued)
Brigade Enterprises Ltd.	3,480	$17,174
Canara Bank	11,933	67,342
Ceat Ltd.	3,536	108,029
CG Power and Industrial Solutions Ltd. *	49,779	72,141
Chambal Fertilizers and Chemicals Ltd.	10,299	24,801
Cipla Ltd.	6,367	60,550
Coffee Day Enterprises Ltd. *±	3,077	13,305
Container Corp. of India Ltd.	1,518	32,913
Coromandel International Ltd.	5,821	52,895
Corporation Bank *	735	452
Cox & Kings Ltd.	11,953	51,106
Crompton Greaves Consumer Electricals Ltd.	21,044	90,371
Cyient Ltd.	7,451	68,933
DCB Bank Ltd.	10,414	31,930
DCM Shriram Ltd.	4,319	37,826
Dewan Housing Finance Corp. Ltd.	35,252	321,660
DLF Ltd.	35,103	142,991
EID Parry India Ltd.	7,288	42,573
EIH Ltd.	13,530	30,769
Engineers India Ltd.	23,542	73,454
Exide Industries Ltd.	17,849	62,501
Federal Bank Ltd.	149,915	255,309
GAIL India Ltd.	74,367	583,611
GAIL India Ltd., GDR	207	9,843
Gateway Distriparks Ltd.	5,474	20,133
Glenmark Pharmaceuticals Ltd.	11,671	108,806
Graphite India Ltd.	7,288	81,144
Grasim Industries Ltd.	31,327	571,864
Great Eastern Shipping Co., Ltd. (The)	11,618	73,264
Gujarat Alkalies & Chemicals Ltd.	970	11,626
Gujarat Fluorochemicals Ltd.	5,933	85,982
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	4,596	35,463
Gujarat Pipavav Port Ltd.	5,702	12,181
Gujarat State Petronet Ltd.	27,123	97,099
Himachal Futuristic Communications Ltd. *	111,266	49,944
Hindalco Industries Ltd.	169,579	728,371
Housing Development & Infrastructure Ltd. *	33,952	34,842
HSIL Ltd.	2,665	21,104
ICICI Bank Ltd.	120,554	593,539
ICICI Bank Ltd., ADR	82,445	802,190
IDBI Bank Ltd. *	16,131	15,151
Idea Cellular Ltd. *	200,586	340,504
IDFC Bank Ltd.	103,259	87,684
IDFC Ltd.	100,426	98,967
IFCI Ltd. *	68,818	33,046
IIFL Holdings Ltd.	25,376	267,168
India Cements Ltd. (The)	43,497	124,983
Indiabulls Housing Finance Ltd.	5,317	99,380
Indian Bank	10,338	61,110
Indian Hotels Co., Ltd. (The)	37,324	68,768
Infosys Ltd.	22,300	363,791
Ipca Laboratories Ltd.	4,046	37,717
Jain Irrigation Systems Ltd.	44,473	87,549
Jaiprakash Associates Ltd. *	179,807	73,667
Jammu & Kashmir Bank Ltd. (The) *	24,690	30,501
Jindal Saw Ltd.	14,261	31,034
Jindal Steel & Power Ltd. *	75,532	242,592
JM Financial Ltd.	16,063	39,662
JSW Energy Ltd.	86,186	124,902
JSW Steel Ltd.	146,710	621,640
Jubilant Life Sciences Ltd.	9,690	119,479
Kalpataru Power Transmission Ltd.	2,760	20,367
Karnataka Bank Ltd. (The)	25,825	61,359
Karur Vysya Bank Ltd. (The)	25,567	50,131
Kaveri Seed Co., Ltd.	2,781	23,920
KPIT Technologies Ltd.	21,169	59,632
L&T Finance Holdings Ltd.	33,892	92,366
Larsen & Toubro Ltd.	25,272	499,441
LIC Housing Finance Ltd.	9,116	80,480
Mahindra & Mahindra Financial Services Ltd.	15,527	114,906
Mahindra & Mahindra Ltd.	68,064	801,380
Manappuram Finance Ltd.	52,506	101,265
Mindtree Ltd.	7,326	70,296
Mphasis Ltd.	16,347	184,913
MRF Ltd.	96	108,781
Muthoot Finance Ltd.	15,546	115,571
National Aluminium Co., Ltd.	68,213	91,802
Nava Bharat Ventures Ltd.	7,718	17,721
NCC Ltd.	58,777	123,121
NIIT Technologies Ltd.	6,690	67,710
Oberoi Realty Ltd.	10,366	77,793
Oriental Bank of Commerce *	14,300	27,087
PC Jeweller Ltd.	7,610	54,600
Persistent Systems Ltd.	4,682	52,554
Petronet LNG Ltd.	18,380	73,200
Piramal Enterprises Ltd.	6,207	278,514
Power Finance Corp. Ltd.	107,658	204,934
Prestige Estates Projects Ltd.	14,610	73,202
PTC India Ltd.	28,037	52,096
Punjab National Bank *	35,114	94,376
Rajesh Exports Ltd.	1,459	18,401
Ramco Cements Ltd. (The)	3,545	43,544
Rashtriya Chemicals & Fertilizers Ltd.	7,262	10,951
Raymond Ltd.	1,722	28,518
Redington India Ltd.	29,666	81,267
Reliance Communications Ltd. *	167,238	95,112
Reliance Industries Ltd.	354,872	5,115,628
Reliance Industries Ltd., GDR ±	20,576	587,445
Reliance Power Ltd. *	91,910	72,503
Rural Electrification Corp. Ltd.	117,454	286,884
Shipping Corp. of India Ltd. *	14,166	20,974
Shriram City Union Finance Ltd.	2,207	73,304
Shriram Transport Finance Co., Ltd.	20,278	467,972
Sintex Plastics Technology Ltd. *	60,470	79,723
Sobha Ltd.	6,105	59,015
South Indian Bank Ltd. (The)	112,022	54,495
Srei Infrastructure Finance Ltd.	9,293	14,523
SRF Ltd.	2,665	82,723
State Bank of India	115,109	559,066
State Bank of India Ltd., GDR	2,800	136,360
Steel Authority of India Ltd. *	29,636	42,810
Strides Shasun Ltd.	3,502	45,131
Syndicate Bank *	19,381	24,322
Tata Chemicals Ltd.	12,834	147,135
Tata Global Beverages Ltd.	61,016	302,128
Tata Motors Ltd. *	174,932	1,181,790
Tata Steel Ltd.	45,337	519,233
Tech Mahindra Ltd.	63,552	501,725
TI Financial Holdings Ltd.	7,629	82,472
Time Technoplast Ltd.	8,850	28,840

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
INDIA (Continued)
Tube Investments of India Ltd.	7,629	$32,152
TV18 Broadcast Ltd. *	55,772	53,563
Uflex Ltd.	3,166	24,156
Union Bank of India *	28,863	65,298
UPL Ltd.	2,720	32,473
VA Tech Wabag Ltd.	1,790	17,135
Vardhman Textiles Ltd.	2,832	61,674
Vedanta Ltd.	226,544	1,173,227
Vedanta Ltd., ADR	14,869	309,721
Vijaya Bank	20,134	21,545
Welspun Corp. Ltd.	11,246	23,945
Wipro Ltd.	160,253	783,345
Wockhardt Ltd.	4,111	59,954
Zensar Technologies Ltd.	1,122	15,689
		30,572,450
Indonesia — 2.5%
Adaro Energy Tbk PT	2,688,600	368,587
Adhi Karya Persero Tbk PT	265,600	36,901
Agung Podomoro Land Tbk PT	1,262,900	19,547
Alam Sutera Realty Tbk PT	2,593,800	68,059
Aneka Tambang Tbk PT *	1,015,016	46,758
Astra Agro Lestari Tbk PT	61,744	59,844
Astra Otoparts Tbk PT	19,600	2,976
Bank Bukopin Tbk PT	428,300	18,625
Bank Danamon Indonesia Tbk PT	378,773	194,028
Bank Mandiri Tbk PT	1,653,000	974,682
Bank Negara Indonesia Persero Tbk PT	1,027,766	749,945
Bank Pan Indonesia Tbk PT *	935,400	78,596
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	287,000	50,768
Bank Pembangunan Daerah Jawa Timur
Tbk PT	69,000	3,611
Bank Tabungan Negara Tbk PT	671,490	176,688
Barito Pacific Tbk PT *	184,800	30,783
BISI International Tbk PT	94,000	12,436
Bumi Serpong Damai Tbk PT	972,900	121,904
Ciputra Development Tbk PT	1,672,677	146,094
Eagle High Plantations Tbk PT *	1,380,100	18,615
Gajah Tunggal Tbk PT	177,100	8,876
Garuda Indonesia Persero Tbk PT *	400,470	8,855
Global Mediacom Tbk PT	1,084,300	47,152
Hanson International Tbk PT *	6,335,700	51,367
Holcim Indonesia Tbk PT *	278,000	17,109
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	137,115
Indo Tambangraya Megah Tbk PT	64,900	99,018
Indocement Tunggal Prakarsa Tbk PT	12,300	19,899
Indofood Sukses Makmur Tbk PT	412,300	231,715
Intiland Development Tbk PT	1,370,300	35,350
Japfa Comfeed Indonesia Tbk PT	565,400	54,175
Krakatau Steel Persero Tbk PT *	255,200	7,975
Lippo Cikarang Tbk PT *	74,400	17,219
Lippo Karawaci Tbk PT	2,849,275	102,484
Medco Energi Internasional Tbk PT *	1,572,266	103,137
Media Nusantara Citra Tbk PT	222,900	21,111
Mitra Adiperkasa Tbk PT	51,800	23,671
MNC Investama Tbk PT *	4,910,300	32,573
Modernland Realty Tbk PT	1,758,100	38,097
Multipolar Tbk PT	1,293,500	13,633
Pabrik Kertas Tjiwi Kimia Tbk PT	56,100	12,074
Panin Financial Tbk PT *	2,998,200	54,804
Pembangunan Perumahan Persero Tbk PT	281,400	54,756
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	731,500	76,560
Ramayana Lestari Sentosa Tbk PT	356,300	31,514
Salim Ivomas Pratama Tbk PT	482,300	16,494
Semen Indonesia Persero Tbk PT	392,300	286,255
Sentul City Tbk PT *	1,477,400	14,156
Sri Rejeki Isman Tbk PT	996,900	27,921
Summarecon Agung Tbk PT	528,900	36,839
Surya Semesta Internusa Tbk PT	393,100	14,922
Tambang Batubara Bukit Asam Persero Tbk PT	506,000	91,746
Tiga Pilar Sejahtera Food Tbk PT *	168,600	5,915
Timah Tbk PT	762,382	43,549
Tunas Baru Lampung Tbk PT	317,700	28,685
United Tractors Tbk PT	155,400	405,466
Vale Indonesia Tbk PT *	362,800	77,280
Visi Media Asia Tbk PT *	498,300	11,973
Waskita Beton Precast Tbk PT	1,138,000	34,222
Waskita Karya Persero Tbk PT	362,700	59,080
Wijaya Karya Persero Tbk PT	459,200	52,461
XL Axiata Tbk PT *	600,900	131,097
		5,817,747
Korea — 17.6%
Asiana Airlines, Inc. *	18,788	79,589
BNK Financial Group, Inc.	45,789	402,907
Chongkundang Holdings Corp.	360	24,380
CJ E&M Corp.	702	64,066
CJ Hellovision Co., Ltd.	4,225	28,021
CJ O Shopping Co., Ltd.	354	76,385
Daeduck Electronics Co.	6,724	61,929
Daeduck GDS Co., Ltd.	3,582	91,679
Daelim Industrial Co., Ltd.	4,243	326,583
Daesang Corp.	3,420	88,012
Daesang Holdings Co., Ltd.	3,626	33,701
Daewoo Engineering & Construction Co., Ltd. *	5,588	30,901
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. *	1,281	16,632
Daishin Securities Co., Ltd.	5,898	79,334
Daou Technology, Inc.	2,100	37,761
DGB Financial Group, Inc.	24,113	237,628
Dong Ah Tire & Rubber Co., Ltd.	652	19,459
Dong Ah Tire & Rubber Co., Ltd. *	897	8,505
Dong-A Socio Holdings Co., Ltd.	427	51,054
Dongkuk Steel Mill Co., Ltd.	7,956	81,749
Dongwon Development Co., Ltd.	7,412	34,479
Doosan Corp.	1,027	108,403
Doosan Heavy Industries & Construction
Co., Ltd.	8,678	124,429
Doosan Infracore Co., Ltd. *	21,468	174,263
E-Mart Co., Ltd.	2,632	666,267
Easy Bio, Inc.	6,222	37,313
Eugene Corp.	10,995	50,530
Eugene Investment & Securities Co., Ltd. *	8,694	28,383
Fila Korea Ltd.	759	57,853
GS Engineering & Construction Corp. *	6,990	184,781
GS Holdings Corp.	9,519	553,063
Halla Holdings Corp.	1,447	84,748
Hana Financial Group, Inc.	32,935	1,532,075
Handsome Co., Ltd.	1,970	57,874
Hanil Cement Co., Ltd.	425	56,770
Hanjin Kal Corp. *	4,736	80,957
Hanjin Transportation Co., Ltd.	2,144	52,070
Hankook Tire Co., Ltd.	1,421	72,474
Hansol Holdings Co., Ltd. *	6,970	29,721
Hansol Paper Co., Ltd.	2,232	29,189
Hanwha Chem Corp. *	20,042	591,590

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
KOREA (Continued)
Hanwha Corp.	8,404	$325,782
Hanwha General Insurance Co., Ltd.	8,055	61,247
Hanwha Investment & Securities Co., Ltd. *	18,065	45,561
Hanwha Life Insurance Co., Ltd.	62,161	401,226
Hanwha Techwin Co., Ltd. *	3,619	120,177
Heungkuk Fire & Marine Insurance Co., Ltd. *	5,246	26,217
Humax Co., Ltd.	1,390	11,582
Hy-Lok Corp.	918	19,294
Hyosung Corp.	654	85,221
Hyundai Construction Equipment Co., Ltd. *	684	107,978
Hyundai Department Store Co., Ltd.	2,735	266,973
Hyundai Development Co.	2,259	81,345
Hyundai Electric & Energy System Co., Ltd. *	612	65,170
Hyundai Engineering & Construction Co., Ltd.	12,316	417,608
Hyundai Greenfood Co., Ltd.	3,476	48,542
Hyundai Heavy Industries Co., Ltd. *	3,357	315,145
Hyundai Home Shopping Network Corp.	431	48,513
Hyundai Hy Communications & Networks
Co., Ltd.	3,997	14,748
Hyundai Marine & Fire Insurance Co., Ltd.	1,575	69,147
Hyundai Mobis Co., Ltd.	414	101,707
Hyundai Motor Co.	23,617	3,441,457
Hyundai Robotics Co., Ltd. *	1,110	395,040
Hyundai Rotem Co., Ltd. *	2,813	49,268
Hyundai Steel Co.	17,004	930,769
Hyundai Wia Corp.	3,011	182,817
Ilshin Spinning Co., Ltd.	296	30,414
Industrial Bank of Korea *	38,675	594,277
Interpark Holdings Corp.	7,348	27,043
IS Dongseo Co., Ltd.	1,205	39,171
JB Financial Group Co., Ltd.	14,459	81,982
KB Financial Group, Inc. *	6,566	388,851
KB Financial Group, Inc., ADR *	30,036	1,757,406
KCC Corp.	154	54,807
KH Vatec Co., Ltd.	2,458	32,259
Kia Motors Corp.	50,352	1,575,631
KISWIRE Ltd.	933	28,586
Kolon Industries, Inc.	2,613	217,231
Korea Investment Holdings Co., Ltd.	4,655	300,028
Korea Line Corp. *	2,642	56,391
Korean Air Lines Co., Ltd. *	3,267	103,300
Korean Reinsurance Co.	11,902	122,294
Kumho Tire Co., Inc. *	15,238	62,985
Kwang Dong Pharmaceutical Co., Ltd.	2,450	20,025
Kwangju Bank	4,582	51,361
LF Corp.	3,054	89,291
LG Chem Ltd. *	202	76,419
LG Corp.	8,648	735,106
LG Display Co., Ltd. *	12,166	339,791
LG Display Co., Ltd., ADR *	62,695	862,683
LG Electronics, Inc. *	11,707	1,159,163
LG Hausys Ltd.	907	82,266
LG International Corp.	4,279	108,519
LG Uplus Corp.	7,902	103,338
Lotte Chemical Corp.	1,014	348,561
Lotte Chilsung Beverage Co., Ltd.	47	58,347
Lotte Confectionery Co. Ltd. *	72	9,819
Lotte Confectionery Co., Ltd.	2,487	151,234
LOTTE Fine Chemicals Co., Ltd.	3,112	188,659
LOTTE Himart Co., Ltd.	1,781	114,624
Lotte Shopping Co., Ltd.	1,136	211,166
LS Corp.	3,430	232,287
Mando Corp.	214	61,668
Meritz Fire & Marine Insurance Co., Ltd.	4,237	93,008
Meritz Securities Co., Ltd.	28,517	121,867
Mirae Asset Daewoo Co., Ltd.	28,216	242,217
Mirae Asset Life Insurance Co., Ltd. *	13,679	67,082
Muhak Co., Ltd.	2,076	38,105
Namyang Dairy Products Co., Ltd.	41	26,694
Nexen Corp.	2,630	18,646
Nexen Tire Corp.	4,225	46,570
NH Investment & Securities Co., Ltd.	17,467	226,791
NHN Entertainment Corp. *	844	53,925
Nong Shim Co., Ltd.	339	112,097
Nong Shim Holdings Co., Ltd.	185	19,787
OCI Co., Ltd.	2,081	264,365
Pan Ocean Co., Ltd. *	20,462	100,728
Poongsan Corp.	2,993	132,799
Posco Daewoo Corp.	5,839	98,994
POSCO, ADR *	51,360	4,012,757
S&T Dynamics Co., Ltd. *	1,950	13,625
S&T Motiv Co., Ltd.	920	40,262
S-Oil Corp.	582	63,607
Sajo Industries Co., Ltd.	165	10,527
Samsung C&T Corp.	2,884	339,437
Samsung Card Co., Ltd.	3,768	139,380
Samsung Electro-Mechanics Co., Ltd.	877	81,920
Samsung Electronics Co., Ltd.	29	69,022
Samsung Fire & Marine Insurance Co., Ltd.	2,179	543,452
Samsung Heavy Industries Co., Ltd. *	29,124	199,410
Samsung Life Insurance Co., Ltd.	7,871	915,361
Samsung SDI Co., Ltd. *	496	94,748
Samsung Securities Co., Ltd.	7,286	249,094
Samyang Corp.	427	37,014
Samyang Holdings Corp.	578	65,869
SeAH Besteel Corp.	1,570	42,603
SeAH Steel Corp.	446	40,078
Sebang Co., Ltd.	1,306	15,371
Sebang Global Battery Co., Ltd.	944	31,524
Seohan Co., Ltd.	5,607	11,889
Shinhan Financial Group Co., Ltd. *	26,743	1,234,042
Shinhan Financial Group Co., Ltd., ADR *	29,439	1,365,970
Shinsegae Co., Ltd.	1,093	306,291
SK Chemicals Co., Ltd. §	3,310	260,335
SK Gas Co., Ltd.	881	77,521
SK Holdings Co., Ltd.	395	104,418
SK Hynix, Inc. *	764	54,594
SK Innovation Co., Ltd.	11,354	2,168,879
SK Networks Co., Ltd.	19,140	118,893
SKC Co., Ltd.	4,392	192,820
SL Corp.	2,574	58,907
Ssangyong Cement Industrial Co., Ltd.	3,604	62,785
Ssangyong Motor Co. *	7,906	37,811
Sung Kwang Bend Co., Ltd.	4,581	42,705
Sungwoo Hitech Co., Ltd.	5,817	35,427
Taekwang Industrial Co., Ltd.	61	75,043
Taewoong Co., Ltd. *	2,152	38,897
Taeyoung Engineering & Construction Co., Ltd. *	6,376	61,345
Tongyang Life Insurance Co., Ltd.	6,487	46,052
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
KOREA (Continued)
Tongyang, Inc.	18,180	$33,709
Unid Co., Ltd.	1,035	45,004
Wonik Holdings Co., Ltd. *	5,077	37,418
Woori Bank	35,181	517,585
Woori Bank, ADR	3,791	169,420
Young Poong Corp.	19	19,061
Youngone Corp. *	1,575	46,343
Youngone Holdings Co., Ltd.	787	40,800
Yuanta Securities Korea Co., Ltd. *	15,682	56,543
		40,546,267
Malaysia — 2.6%
Aeon Co. M Bhd	37,500	16,308
Affin Holdings Bhd	65,370	37,313
AirAsia Bhd	204,500	169,280
Alliance Financial Group Berhad	167,400	168,765
AMMB Holdings Berhad	305,987	333,433
Batu Kawan Berhad	18,800	91,050
Berjaya Corp. Berhad *	455,775	37,728
Berjaya Land Berhad *	215,200	19,143
Boustead Holdings Berhad	114,039	81,436
Boustead Plantations Bhd	11,600	4,729
Bumi Armada Bhd *	491,700	92,946
Cahya Mata Sarawak Bhd	22,500	21,683
CIMB Group Holdings Bhd	499,620	807,392
Coastal Contracts Bhd	53,100	16,663
DRB-Hicom Berhad	191,500	86,594
Eastern & Oriental Bhd	81,600	28,833
Eco World Development Group Bhd *	176,300	60,117
Ekovest Bhd	210,600	48,136
Felda Global Ventures Holdings Bhd	258,800	108,073
Genting Bhd	30,200	68,653
Genting Malaysia Bhd	43,100	59,959
HAP Seng Consolidated Berhad	44,800	105,718
Hap Seng Plantations Holdings Berhad	19,600	12,350
Hong Leong Bank Bhd	14,300	60,069
Hong Leong Financial Group Berhad	35,521	156,935
Hong Leong Industries Bhd	9,900	23,704
IJM Corp. Berhad	421,460	317,631
IOI Properties Group Bhd	244,750	111,882
Jaya Tiasa Holdings Bhd	54,200	14,464
KNM Group Bhd *	258,360	14,364
KSL Holdings Bhd *	91,419	24,171
Mah Sing Group Bhd	205,885	73,767
Malayan Banking Bhd	173,945	421,216
Malaysia Airports Holdings Bhd	35,800	77,757
Malaysia Building Society Bhd	235,486	60,515
Malaysian Resources Corp. Bhd	336,800	93,209
Media Prima Bhd	120,700	22,667
Mega First Corp. Bhd	24,800	22,490
MISC Berhad	214,220	392,763
MKH Bhd	63,050	25,395
MMC Corp. Berhad	137,800	69,802
Muhibbah Engineering M Bhd	18,200	12,772
Multi-Purpose Holdings Bhd	86,100	37,019
Oriental Holdings Berhad	23,560	38,131
OSK Holdings Berhad	74,455	19,685
Parkson Holdings Bhd *	57,151	7,273
Pos Malaysia Berhad	21,200	27,502
PPB Group Berhad	18,000	76,679
Press Metal Bhd	21,560	28,715
RHB Capital Berhad	130,771	161,565
Sapura Energy Bhd	662,200	116,175
Sarawak Oil Palms Bhd	20,500	19,755
Selangor Properties Bhd	6,500	7,870
SP Setia Bhd Group	88,711	87,681
Star Publications Malaysia Bhd	2,200	897
Sunway Bhd	260,647	104,980
Supermax Corp. Bhd	71,200	35,187
Ta Ann Holdings Bhd	33,360	30,170
TA Enterprise Bhd	140,200	20,959
TA Global Berhad	55,560	4,874
TAN Chong Motor Holdings Bhd	9,600	3,345
Time dotCom Bhd	35,580	80,004
UEM Sunrise Bhd *	225,600	57,975
UMW Holdings Bhd *	75,700	97,267
UMW Oil & Gas Corp. Bhd *	716,531	54,001
Unisem M Bhd	58,900	53,122
United Malacca Bhd	7,800	12,547
UOA Development Bhd	105,700	62,422
Wah Seong Corp. Bhd *	3,573	980
WCT Holdings Bhd *	159,955	64,029
YTL Corp. Berhad	868,845	294,123
		6,076,807
Mexico — 3.4%
Alfa SAB de CV, Class A	432,223	475,912
Alpek SA de CV	61,784	73,748
Axtel SAB de CV *	61,878	11,770
Cemex SAB de CV *	1,439,154	1,076,667
Cemex SAB de CV, ADR *	54,278	407,085
Coca-Cola Femsa SAB de CV, Series L	5,503	38,387
Consorcio ARA SAB de CV	33,090	12,908
Corpovael SA de CV	14,843	11,014
Credito Real SAB de CV SOFOM ER	28,241	35,275
El Puerto de Liverpool SAB de CV, Series C	8,508	53,802
Elementia SAB de CV *±	22,420	27,081
Fomento Economico Mexicano SAB de CV	3,325	31,272
Genomma Lab Internacional SAB de CV, Series B *	44,630	46,576
Grupo Aeromexico SAB de CV *	36,839	53,696
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,924	197,710
Grupo Carso SAB de CV, Series A	40,727	134,200
Grupo Cementos de Chihuahua SAB de CV	12,907	60,208
Grupo Comercial Chedraui SA de CV	54,670	100,123
Grupo Elektra SAB de CV	3,140	112,377
Grupo Financiero Banorte SAB de CV	218,259	1,198,052
Grupo Financiero Inbursa SA	193,280	316,424
Grupo Financiero Interacciones SA de CV	16,197	71,922
Grupo Financiero Santander Mexico SAB de CV, Class B	230,619	337,205
Grupo Herdez SAB de CV	24,163	56,160
Grupo Industrial Saltillo SAB de CV	17,740	29,963
Grupo Mexico SAB de CV, Series B	492,938	1,627,792
Grupo Sanborns SAB de CV	49,041	48,885
Grupo Simec SAB de CV, Series B *	9,186	28,671
Industrias Bachoco SAB de CV, ADR	1,639	93,915
Industrias Bachoco SAB de CV, Series B	5,634	26,871
Industrias CH SAB de CV, Series B *	23,916	102,171
Industrias Penoles SAB de CV	2,394	50,029
La Comer SAB de CV *	37,216	38,233
Mexichem SAB de CV	150,008	371,310
Minera Frisco SAB de CV, Class A1 *	59,337	34,463
Nemak SAB de CV ±	56,001	40,643
Organizacion Cultiba SAB de CV	12,807	10,194
Organizacion Soriana SAB de CV, Class B *	98,861	199,557

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
MEXICO (Continued)
Promotora y Operadora de Infraestructura
SAB de CV	5,314	$52,504
Rassini SAB de CV	2,836	10,098
Rassini SAB de CV, Class A	3,380	5,974
TV Azteca SAB de CV	109,303	19,456
Vitro SAB de CV, Series A	11,941	42,808
		7,773,111
Philippines — 1.1%
Alliance Global Group, Inc. *	479,100	153,558
Ayala Corp.	1,760	35,785
Bank of the Philippine Islands	31,410	68,017
BDO Unibank, Inc.	83,457	274,178
Belle Corp.	180,000	13,990
Bloomberry Resorts Corp. *	110,000	24,018
Cebu Air, Inc.	23,560	47,196
CEMEX Holdings Philippines, Inc. *±	125,000	12,220
China Banking Corp.	36,076	24,065
Cosco Capital, Inc.	257,000	39,641
DMCI Holdings, Inc.	47,300	13,644
East West Banking Corp.	48,100	30,785
Emperador, Inc.	147,300	21,688
Energy Development Corp.	161,936	18,620
Filinvest Land, Inc.	1,435,000	54,042
First Philippine Holdings Corp.	33,750	41,917
GT Capital Holdings, Inc.	3,945	102,102
JG Summit Holdings, Inc.	302,750	437,265
Lopez Holdings Corp.	414,200	46,465
LT Group, Inc.	220,200	82,663
Megaworld Corp.	1,270,700	131,346
Metropolitan Bank & Trust	38,258	77,712
Petron Corp.	421,800	77,482
Philex Mining Corp.	66,900	8,121
Philippine National Bank *	30,748	34,924
Premium Leisure Corp.	846,000	22,879
Rizal Commercial Banking Corp.	34,780	38,563
Robinsons Land Corp.	319,900	136,496
Robinsons Retail Holdings, Inc.	22,800	43,938
San Miguel Corp.	67,120	150,052
San Miguel Pure Foods Co., Inc.	1,120	11,869
Security Bank Corp.	32,430	163,319
Top Frontier Investment Holdings, Inc. *	8,630	49,443
Travellers International Hotel Group, Inc.	183,800	14,654
Union Bank of the Philippines	2,590	4,496
Vista Land & Lifescapes, Inc.	975,500	117,052
		2,624,205
Poland — 1.5%
Alior Bank SA *	2,291	52,323
Asseco Poland SA	14,266	180,243
Bank Handlowy w Warszawie SA	369	8,680
Bank Millennium SA *	87,626	225,047
Ciech SA *	1,973	32,591
Cyfrowy Polsat SA	17,892	127,780
Enea SA	32,379	106,970
Grupa Azoty SA	6,701	133,983
Grupa Lotos SA	18,149	300,837
Kernel Holding SA	5,526	75,438
KGHM Polska Miedz SA	12,060	385,260
LC Corp. SA	26,490	20,927
Lubelski Wegiel Bogdanka SA	963	18,535
mBank SA *	171	22,843
Netia SA	36,890	57,016
Orbis SA	1,581	42,012
PGE SA *	128,687	445,476
PKP Cargo SA *	3,933	62,255
Polski Koncern Naftowy Orlen SA	20,229	616,003
Powszechna Kasa Oszczednosci Bank Polski SA *	38,215	486,450
Stalprodukt SA	83	12,029
Tauron Polska Energia SA *	117,990	103,383
Vistula Group SA *	11,906	14,981
		3,531,062
Russia — 1.8%
Gazprom PAO, ADR	346,393	1,527,593
Lukoil PJSC, ADR	38,049	2,177,164
Magnitogorsk Iron & Steel Works PJSC, GDR	5,402	52,615
Magnitogorsk Iron & Steel Works PJSC, GDR	493	4,802
Rosneft Oil Co. PJSC, GDR	69,235	345,483
RusHydro PJSC, ADR	43,136	51,763
		4,159,420
South Africa — 7.9%
Adcock Ingram Holdings Ltd.	2,265	10,682
Aeci Ltd.	22,951	185,500
African Oxygen Ltd.	8,358	18,915
African Phoenix Investments Ltd. *	72,611	3,580
African Rainbow Minerals Ltd.	8,645	93,797
Alexander Forbes Group Holdings Ltd.	100,385	55,984
Allied Electronics Corp. Ltd., Class A *	12,228	11,939
Alviva Holdings Ltd.	8,204	12,234
Anglo American Platinum Ltd. *	3,988	113,930
AngloGold Ashanti Ltd.	9,833	102,220
AngloGold Ashanti Ltd., ADR	47,680	485,859
ArcelorMittal South Africa Ltd. *	23,974	7,499
Ascendis Health Ltd.	19,546	27,962
Assore Ltd.	2,081	60,550
Aveng Ltd. *	43,063	6,961
Barclays Africa Group Ltd.	80,281	1,180,872
Barloworld Ltd.	39,661	511,482
Bidvest Group Ltd. (The)	3,233	56,988
Blue Label Telecoms Ltd.	3,193	3,850
Caxton & CTP Publishers & Printers Ltd.	18,814	18,172
Clover Industries Ltd.	27,051	28,642
Consolidated Infrastructure Group Ltd. *	13,903	4,248
DataTec Ltd. @	43,259	199,748
EOH Holdings Ltd.	6,411	34,945
Exxaro Resources Ltd.	30,820	404,789
Gold Fields Ltd., ADR	163,422	702,715
Grindrod Ltd. *	36,236	39,977
Group Five Ltd.	12,182	12,701
Harmony Gold Mining Co., Ltd., ADR @	55,043	102,930
Hudaco Industries Ltd.	4,134	48,114
Impala Platinum Holdings Ltd. *	54,743	143,533
Imperial Holdings Ltd.	34,161	723,780
Investec Ltd.	35,003	253,827
Invicta Holdings Ltd.	2,388	9,853
KAP Industrial Holdings Ltd.	132,422	85,088
Kumba Iron Ore Ltd. @	9,976	305,694
Lewis Group Ltd.	16,007	34,207
Liberty Holdings Ltd.	21,825	219,494
Life Healthcare Group Holdings Ltd.	145,643	326,659
Merafe Resources Ltd.	282,183	33,983

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
SOUTH AFRICA (Continued)
Metair Investments Ltd.	23,331	$40,543
Mmi Holdings Ltd.	152,272	258,453
Mondi Ltd.	1,108	28,592
Mpact Ltd.	27,799	54,823
MTN Group Ltd.	245,879	2,714,655
Murray & Roberts Holdings Ltd.	70,150	68,662
Nampak Ltd. *	66,852	87,641
Nedbank Group Ltd.	27,286	564,796
Omnia Holdings Ltd.	11,411	136,397
Peregrine Holdings Ltd.	23,191	47,872
PPC Ltd. *	147,503	83,095
Raubex Group Ltd.	16,897	27,232
RCL Foods Ltd.	15,951	19,596
Reunert Ltd.	18,811	109,620
Royal Bafokeng Platinum Ltd. *	9,415	21,307
Sandown Capital Pty Ltd. *	11,003	2,890
Sanlam Ltd.	5,068	35,637
Sappi Ltd.	35,887	259,599
Sasol Ltd.	25,120	869,338
Sasol Ltd., ADR @	44,369	1,517,864
Sibanye-Stillwater	210,109	268,654
Standard Bank Group Ltd.	207,913	3,287,958
Steinhoff International Holdings NV @	277,126	104,153
Super Group Ltd. *	56,256	188,013
Telkom SA SOC Ltd.	55,054	214,120
Tongaat Hulett Ltd.	15,539	143,967
Trencor Ltd.	18,684	72,486
Tsogo Sun Holdings Ltd.	43,003	84,668
Wilson Bayly Holmes-Ovcon Ltd.	6,827	85,770
		18,082,304
Taiwan — 16.1%
A-DATA Technology Co., Ltd.	20,000	47,381
Ability Enterprise Co., Ltd.	25,195	16,848
AcBel Polytech, Inc.	46,000	34,394
Acer, Inc. *	332,884	270,146
Alpha Networks, Inc.	53,200	42,548
Altek Corp.	23,905	25,304
Ambassador Hotel (The)	20,000	15,626
AmTRAN Technology Co., Ltd.	99,360	54,591
Arcadyan Technology Corp.	17,000	29,649
Ardentec Corp.	61,092	77,087
Asia Cement Corp.	269,269	255,167
Asia Optical Co., Inc.	19,000	61,357
Asia Pacific Telecom Co., Ltd. *	192,000	64,390
Asia Polymer Corp.	27,578	17,886
Asia Vital Components Co., Ltd.	53,000	57,705
Asustek Computer, Inc.	78,000	732,597
AU Optronics Corp.	868,000	361,685
AU Optronics Corp., ADR @	73,574	306,068
BES Engineering Corp.	229,000	63,101
Capital Securities Corp.	239,661	93,421
Career Technology MFG. Co., Ltd.	39,000	52,488
Casetek Holdings Ltd.	20,000	68,552
Cathay Financial Holding Co., Ltd.	937,000	1,684,544
Cathay Real Estate Development Co., Ltd.	70,000	38,695
Chang Hwa Commercial Bank Ltd.	597,265	332,165
Cheng Loong Corp.	114,000	62,443
Cheng Uei Precision Industry Co., Ltd.	62,543	105,084
Chia Hsin Cement Corp.	22,000	9,869
Chin-Poon Industrial Co., Ltd.	55,000	107,381
China Airlines Ltd. *	422,111	165,250
China Bills Finance Corp.	110,000	56,925
China Development Financial Holding Corp.	1,322,468	451,066
China Life Insurance Co., Ltd.	266,513	268,228
China Metal Products	31,000	29,585
China Motor Corp.	71,195	62,203
China Steel Corp.	2,044,800	1,700,650
China Synthetic Rubber Corp.	64,324	94,783
Chipbond Technology Corp.	97,000	183,840
ChipMOS TECHNOLOGIES, Inc.	34,000	30,277
Chun Yuan Steel	30,000	11,543
Chung Hung Steel Corp. *	105,000	43,752
Chung Hwa Pulp Corp.	79,367	31,204
Chung-Hsin Electric & Machinery Manufacturing Corp.	87,000	65,049
Clevo Co.	71,000	69,190
CMC Magnetics Corp. *	288,337	41,179
Compal Electronics, Inc.	671,000	480,276
Compeq Manufacturing Co., Ltd.	127,000	163,879
Continental Holdings Corp.	42,000	22,935
Coretronic Corp.	64,800	74,254
CSBC Corp. *	67,240	25,533
CTBC Financial Holding Co., Ltd.	2,578,280	1,776,122
CyberTAN Technology, Inc.	37,000	22,567
D-Link Corp. *	77,112	27,467
Darfon Electronics Corp.	17,000	16,938
Darwin Precisions Corp.	38,000	47,311
Depo Auto Parts Ind Co., Ltd.	12,000	36,332
Dynapack International Technology Corp.	23,000	34,664
E Ink Holdings, Inc.	105,000	169,363
E.Sun Financial Holding Co., Ltd.	1,224,299	777,568
Elite Semiconductor Memory Technology, Inc.	45,000	64,645
Elitegroup Computer Systems Co., Ltd. *	58,877	39,273
Entie Commercial Bank Co., Ltd.	45,000	20,112
Epistar Corp. *	128,828	195,460
Eternal Materials Co., Ltd.	42,048	43,520
Eva Airways Corp.	334,469	178,145
Everest Textile Co., Ltd.	43,680	20,770
Evergreen International Storage & Transport Corp.	54,000	25,677
Evergreen Marine Corp. Taiwan Ltd. *	245,938	135,124
Everlight Chemical Industrial Corp.	56,000	35,660
Everlight Electronics Co., Ltd.	51,000	77,035
Far Eastern Department Stores Ltd.	134,220	67,655
Far Eastern International Bank	308,101	98,771
Far Eastern New Century Corp.	519,338	467,707
Farglory Land Development Co., Ltd.	51,721	55,791
Federal Corp.	75,590	34,419
Feng Hsin Iron & Steel Co.	54,000	101,074
First Financial Holding Co., Ltd.	1,168,658	767,756
First Steamship Co., Ltd. *	36,000	10,888
FocalTech Systems Co., Ltd.	26,000	27,172
Formosa Chemicals & Fibre Corp.	115,000	398,038
Formosa Taffeta Co., Ltd.	46,000	48,383
Formosan Rubber Group, Inc.	55,080	30,077
Formosan Union Chemical	19,715	12,024
Foxconn Technology Co., Ltd.	71,127	203,640
Fubon Financial Holding Co., Ltd.	1,119,211	1,906,816
Fulltech Fiber Glass Corp.	31,000	23,699
Gemtek Technology Corp.	47,000	39,879
Genius Electronic Optical Co., Ltd. *	4,000	36,225
Getac Technology Corp.	45,000	66,838
Gigabyte Technology Co., Ltd.	76,000	137,910
Gigastorage Corp. *	77,000	42,176
Gintech Energy Corp. *	57,805	34,576
Gloria Material Technology Corp.	94,392	62,963

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
TAIWAN (Continued)
Goldsun Building Materials Co., Ltd. *	193,953	$63,677
Grand Pacific Petrochemical	168,000	177,549
Great Wall Enterprise Co., Ltd.	88,300	99,550
Greatek Electronics, Inc.	33,000	57,775
Green Energy Technology, Inc. *	40,149	23,745
Green Seal Holding Ltd.	13,000	28,264
Hannstar Board Corp.	36,000	26,191
HannStar Display Corp.	443,770	148,229
HannsTouch Solution, Inc. *	30,000	9,073
Hey Song Corp.	31,750	33,555
Highwealth Construction Corp.	101,000	143,566
Hiroca Holdings Ltd.	8,000	30,781
Ho Tung Chemical Corp. *	108,688	37,254
Holy Stone Enterprise Co., Ltd.	12,740	47,949
Hon Hai Precision Industry Co., Ltd.	419,335	1,341,489
Hong Pu Real Estate Development Co., Ltd.	45,000	32,436
Hsin Kuang Steel Co., Ltd.	20,000	18,818
HTC Corp. *	69,000	169,494
Hua Nan Financial Holdings Co., Ltd.	927,245	521,913
Huaku Development Co., Ltd.	39,000	90,952
Hung Sheng Construction Co., Ltd.	66,000	56,777
Ichia Technologies, Inc. *	72,000	40,042
Innolux Corp.	1,550,757	646,181
Inventec Co., Ltd.	388,282	309,884
ITEQ Corp.	20,000	43,887
Jih Sun Financial Holdings Co., Ltd.	235,822	66,408
KEE TAI Properties Co., Ltd.	99,000	34,266
Kindom Construction Corp.	42,000	28,792
King Yuan Electronics Co., Ltd.	185,100	188,157
King's Town Bank Co., Ltd.	121,000	151,461
Kinpo Electronics	230,000	81,540
Kinsus Interconnect Technology Corp.	44,000	80,138
Kuoyang Construction Co., Ltd. *	39,000	23,262
L&K Engineering Co., Ltd.	16,000	18,280
LCY Chemical Corp.	61,000	99,417
Lealea Enterprise Co., Ltd. *	109,406	43,015
Lextar Electronics Corp. *	40,000	35,889
Li Peng Enterprise Co., Ltd. *	91,245	27,964
Lien Hwa Industrial Corp.	82,923	101,987
Lingsen Precision Industries Ltd.	41,000	20,735
Lite-On Semiconductor Corp.	21,000	30,485
Lite-On Technology Corp.	319,874	436,409
Long Bon International Co., Ltd.	56,000	28,886
Long Chen Paper Co., Ltd.	44,249	62,228
Lotes Co., Ltd.	12,000	81,456
Lumax International Corp., Ltd.	7,200	13,525
Macronix International *	102,344	152,011
Masterlink Securities Corp.	120,725	35,294
MediaTek, Inc.	32,000	316,145
Mega Financial Holding Co., Ltd.	1,210,850	978,576
Mercuries & Associates Holdings Ltd.	56,014	47,528
Mercuries Life Insurance Co., Ltd. *	112,790	61,401
Micro-Star International Co., Ltd.	35,374	91,055
MIN AIK Technology Co., Ltd.	25,600	23,141
Mitac Holdings Corp.	48,059	57,654
Motech Industries, Inc. *	36,775	27,743
Nan Ya Printed Circuit Board Corp. *	24,200	21,225
Nantex Industry Co., Ltd.	33,000	26,060
Nanya Technology Corp.	31,000	79,379
Neo Solar Power Corp. *	91,849	42,439
Nien Hsing Textile Co., Ltd.	21,957	20,364
OptoTech Corp.	57,722	41,509
Orient Semiconductor Electronics Ltd. *	62,000	19,688
Oriental Union Chemical Corp. *	58,000	61,687
Pan Jit International, Inc.	24,000	24,195
Pan-International Industrial Corp.	34,380	29,287
Pegatron Corp.	288,249	697,412
POU Chen Corp.	292,133	378,437
Powertech Technology, Inc.	23,000	68,014
President Securities Corp. *	109,122	52,620
Prince Housing & Development Corp.	148,970	60,322
Qisda Corp.	315,400	224,161
Radiant Opto-Electronics Corp.	66,000	156,802
Radium Life Tech Co., Ltd. *	99,488	42,458
Realtek Semiconductor Corp.	14,000	51,279
Rich Development Co., Ltd.	120,978	40,450
Ritek Corp. *	188,247	29,478
Ruentex Development Co., Ltd. *	84,916	91,169
Sampo Corp.	62,000	27,501
San Fang Chemical Industry Co., Ltd.	13,000	14,809
Sanyang Industry Co., Ltd.	76,573	55,065
Shihlin Electric & Engineering Corp.	27,000	37,472
Shin Kong Financial Holding Co., Ltd.	881,813	311,139
Shin Zu Shing Co., Ltd.	16,000	40,325
Shining Building Business Co., Ltd. *	68,145	24,502
Shinkong Insurance Co., Ltd.	30,000	28,933
Shinkong Synthetic Fibers Corp.	186,151	62,867
Sigurd Microelectronics Corp.	53,000	58,684
Simplo Technology Co., Ltd.	12,600	70,498
Sincere Navigation Corp.	27,000	19,189
Sino-American Silicon Products, Inc. *	47,000	120,507
Sinon Corp.	25,000	14,198
SinoPac Financial Holdings Co., Ltd.	1,143,230	371,492
Sirtec International Co., Ltd.	15,000	20,389
Solar Applied Materials Technology Co. *	22,039	15,701
Supreme Electronics Co., Ltd.	39,000	39,185
Synnex Technology International Corp.	138,300	188,453
Systex Corp.	20,000	39,854
TA Chen Stainless Pipe Co., Ltd.	94,348	67,848
Taichung Commercial Bank Co., Ltd.	338,259	112,645
Taiflex Scientific Co., Ltd.	25,740	51,725
Tainan Spinning Co., Ltd.	142,427	65,091
Taishin Financial Holding Co., Ltd.	990,450	460,969
Taiwan Business Bank	480,264	135,404
Taiwan Cement Corp.	609,092	746,052
Taiwan Cogeneration Corp.	19,000	17,079
Taiwan Cooperative Financial Holding Co., Ltd.	830,676	463,371
Taiwan Fertilizer Co., Ltd.	87,000	112,118
Taiwan FU Hsing Industrial Co., Ltd.	21,000	26,534
Taiwan Glass Industrial Corp. *	169,321	127,168
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	71,347
Taiwan PCB Techvest Co., Ltd.	28,000	29,968
Taiwan Shin Kong Security Co., Ltd.	10,000	12,988
Taiwan Styrene Monomer	46,000	35,089
Taiwan Surface Mounting Technology Co., Ltd.	27,518	32,550
Taiwan Union Technology Corp.	24,000	67,584
Tatung Co., Ltd. *	298,784	192,774
Teco Electric & Machinery Co., Ltd.	247,000	236,554
Test Rite International Co., Ltd.	36,000	27,703
Thye Ming Industrial Co., Ltd.	10,000	13,173
Ton Yi Industrial Corp.	120,000	56,253
Tong Hsing Electronic Industries Ltd.	17,000	77,121

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
TAIWAN (Continued)
Tong Yang Industry Co., Ltd.	2,921	$5,654
TPK Holding Co., Ltd. *	35,000	98,325
Tripod Technology Corp.	25,000	78,129
TSRC Corp.	72,000	90,126
Tung Ho Steel Enterprise Corp.	119,000	103,171
TXC Corp.	56,000	74,802
TYC Brother Industrial Co., Ltd.	21,000	23,429
U-Ming Marine Transport Corp. *	47,000	57,647
Unimicron Technology Corp.	197,000	107,905
Union Bank of Taiwan	147,593	45,927
Unitech Printed Circuit Board Corp. *	66,000	51,454
United Microelectronics Corp.	2,099,513	1,001,834
Universal Cement Corp.	46,836	36,120
UPC Technology Corp.	130,303	82,319
USI Corp.	129,540	71,390
Wah Lee Industrial Corp.	25,000	46,877
Walsin Lihwa Corp.	385,000	227,700
Wan Hai Lines Ltd.	100,650	65,108
Waterland Financial Holdings Co., Ltd.	162,000	51,662
Wei Chuan Foods Corp. *	41,000	29,140
Winbond Electronics Corp.	373,893	294,631
Wisdom Marine Lines Co., Ltd. *	58,280	56,599
Wistron Corp.	444,380	357,642
WPG Holdings Ltd.	245,000	324,378
WT Microelectronics Co., Ltd.	71,265	108,244
Xxentria Technology Materials Corp.	11,000	24,027
Yageo Corp.	12,439	147,553
Yang Ming Marine Transport Corp. *	111,100	42,934
YC INOX Co., Ltd.	50,000	44,945
Yeong Guan Energy Technology Group Co., Ltd.	18,000	38,591
YFY, Inc. *	150,385	70,497
Yieh Phui Enterprise Co., Ltd.	151,691	62,188
Yuanta Financial Holding Co., Ltd.	1,088,815	504,919
Yulon Motor Co., Ltd.	123,272	100,039
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	13,610
Zhen Ding Technology Holding Ltd.	62,000	136,465
Zinwell Corp.	43,000	45,661
		37,001,830
Thailand — 2.8%
AP Thailand PCL	308,500	86,615
Asia Aviation PCL	299,900	56,594
Bangchak Corp. PCL	74,000	92,529
Bangkok Bank PCL, NVDR	23,100	143,179
Bangkok Insurance PCL	2,100	23,069
Bangkokland PCL	1,039,700	57,105
Banpu PCL	178,550	106,834
Cal-Comp Electronics Thailand PCL	121,100	11,073
Charoen Pokphand Foods PCL	407,200	299,871
Esso Thailand PCL *	67,600	36,507
GFPT PCL	49,100	21,243
Golden Land Property Development PCL	80,600	20,280
Hana Microelectronics PCL	43,900	59,943
Indorama Ventures PCL	47,600	77,776
IRPC PCL	427,900	92,565
Kasikornbank PCL, NVDR	12,000	85,425
Khon Kaen Sugar Industry PCL	135,600	19,389
Kiatnakin Bank PCL	37,800	91,919
Krung Thai Bank PCL	560,075	329,961
MBK PCL	41,900	24,942
Precious Shipping PCL *	87,600	28,223
Pruksa Holding PCL	59,400	42,832
PTT Exploration & Production PCL	263,600	808,837
PTT Global Chemical PCL	197,928	516,228
PTT PCL	167,700	2,253,839
Quality Houses PCL	280,800	27,916
Sansiri PCL	950,800	63,601
Siam Commercial Bank PCL	11,400	52,470
Star Petroleum Refining PCL	93,200	48,902
Thai Airways International PCL *	92,500	49,103
Thai Oil PCL	80,100	254,383
Thaicom PCL	48,300	18,526
Thanachart Capital PCL	81,200	140,150
Thoresen Thai Agencies PCL	166,348	45,683
Tisco Financial Group PCL	8,700	23,625
TMB Bank PCL	899,300	83,335
TPI Polene PCL	755,100	47,266
True Corp. PCL *	532,300	101,266
Vinythai PCL	42,500	26,995
		6,369,999
Turkey — 1.3%
Akbank TAS	201,994	524,902
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,490	28,666
Dogan Sirketler Grubu Holding AS *	220,612	50,635
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	8,587	9,990
Enka Insaat ve Sanayi AS	39,535	62,893
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A *	34,111	26,547
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	116,190	98,396
Koza Altin Isletmeleri AS *	2,999	30,223
Koza Anadolu Metal Madencilik Isletmeleri AS *	13,776	23,405
Sekerbank TAS *	54,778	26,446
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	11,192
Tekfen Holding AS	22,706	101,834
Trakya Cam Sanayi AS	69,227	84,376
Turk Hava Yollari *	76,773	317,786
Turk Sise ve Cam Fabrikalari AS	107,062	132,751
Turkiye Garanti Bankasi AS	83,753	236,864
Turkiye Halk Bankasi AS	89,739	255,213
Turkiye Is Bankasi	249,445	458,681
Turkiye Sinai Kalkinma Bankasi AS	162,898	61,885
Turkiye Vakiflar Bankasi TAO	113,664	203,009
Yapi ve Kredi Bankasi AS *	100,385	114,938
		2,860,632
TOTAL COMMON STOCKS (Identified Cost $194,796,051)		225,922,047

PREFERRED STOCKS — 1.8%
Brazil — 1.7%
Banco ABC Brasil SA, 7.120%	18,126	93,879
Banco do Estado do Rio Grande do Sul SA,
PF B, 10.740%	22,800	102,415
Cia Brasileira de Distribuicao, 2.550%	500	11,897
Cia Ferro Ligas da Bahia - FERBASA, 9.920%	4,895	30,207
Marcopolo SA, 0.058%	88,210	106,104
Petroleo Brasileiro SA, 0.998% *	377,007	1,829,855
Petroleo Brasileiro SA, ADR, 0.900% *	142,818	1,403,901
Unipar Carbocloro SA, 40.990%	3,300	15,768
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.910% *	85,012	233,219
		3,827,245
Colombia — 0.1%
Avianca Holdings SA, 2.500%	41,262	40,786

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
COLOMBIA (Continued)
Grupo Argos SA, 1.430%	12,517	$80,443
Grupo de Inversiones Suramericana SA, 1.120%	11,110	145,183
		266,412
TOTAL PREFERRED STOCKS (Identified Cost $4,706,064)		4,093,657

RIGHTS AND WARRANTS — 0.0%
Hong Kong — 0.0%
TCL Multimedia *§~	9,667	544
Indonesia — 0.0%
Medco Energi Internasional Tbk PT *	393,066	7,938
		7,938
Malaysia — 0.0%
Spsetia RCPS I B *§	31,310	6,808
Sunway Bhd *	33,511	4,720
		11,528
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		20,010

SHORT-TERM INVESTMENTS — 2.1%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.210%	559,050	559,050

Collateral For Securities On Loan — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.300%	4,223,683	4,223,683

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,782,733)		4,782,733

Total Investments — 102.1%
(Identified Cost $204,284,848)#		234,818,447

Liabilities, Less Cash and Other Assets — (2.1%)		(4,791,308)
Net Assets — 100.0%		$230,027,139

†	See Note 1
@	A portion or all of the security were held on loan. As of December 31, 2017, the market value of the securities on loan was $5,096,764.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2017 amounted to $842,189 or 0.40% of the net assets of the Fund.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
#	At December 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $204,284,848. Net unrealized appreciation aggregated $30,533,599 of which $47,166,400 related to appreciated investment securities and $16,632,801 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.4%)
Consumer Discretionary — (17.4%)
	Adastria Co., Ltd.	194,640	$5,424,619	0.2%
#	Adventure, Inc.	1,400	120,369	0.0%
#	Aeon Fantasy Co., Ltd.	49,332	1,420,530	0.0%
*	AGORA Hospitality Group Co., Ltd.	468,000	145,961	0.0%
	Ahresty Corp.	137,600	1,361,436	0.0%
	Aisan Industry Co., Ltd.	204,900	1,624,826	0.1%
*	Akebono Brake Industry Co., Ltd.	608,200	1,912,660	0.1%
#*	Allied Architects, Inc.	39,600	503,527	0.0%
#	Alpen Co., Ltd.	111,900	1,995,996	0.1%
#	Alpha Corp.	32,900	673,782	0.0%
	Alpine Electronics, Inc.	277,500	4,163,368	0.1%
	Amiyaki Tei Co., Ltd.	25,900	957,868	0.0%
	Amuse, Inc.	70,298	1,916,706	0.1%
*	Anrakutei Co., Ltd.	2,200	91,064	0.0%
#	AOI TYO Holdings, Inc.	109,931	1,085,171	0.0%
	AOKI Holdings, Inc.	268,400	3,410,997	0.1%
	Aoyama Trading Co., Ltd.	304,000	10,851,305	0.3%
#	Arata Corp.	52,900	1,801,222	0.1%
	Arcland Sakamoto Co., Ltd.	176,200	2,372,290	0.1%
	Arcland Service Holdings Co., Ltd.	93,200	1,662,424	0.1%
	Asahi Broadcasting Corp.	39,100	283,997	0.0%
	Asahi Co., Ltd.	105,600	1,233,531	0.0%
	Asante, Inc.	27,100	468,904	0.0%
	Asatsu-DK, Inc.	215,700	5,408,626	0.2%
#	Ashimori Industry Co., Ltd.	254,000	678,720	0.0%
#	ASKUL Corp.	112,700	3,469,369	0.1%
#	Asti Corp.	72,000	380,745	0.0%
#	Atom Corp.	524,700	3,593,145	0.1%
	Atsugi Co., Ltd.	994,000	1,069,201	0.0%
	Autobacs Seven Co., Ltd.	455,700	7,406,590	0.2%
	Avex Group Holdings, Inc.	225,400	3,024,698	0.1%
	Beenos, Inc.	25,700	336,732	0.0%
	Belluna Co., Ltd.	291,800	3,490,063	0.1%
*	Best Denki Co., Ltd.	360,200	499,266	0.0%
#	Bic Camera, Inc.	546,600	5,807,097	0.2%
#	Bookoff Corp.	59,400	417,542	0.0%
#	BRONCO BILLY Co., Ltd.	68,300	1,598,602	0.1%
	Can Do Co., Ltd.	65,500	983,762	0.0%
	Central Automotive Products, Ltd.	40,600	541,289	0.0%
	Central Sports Co., Ltd.	35,800	1,434,100	0.0%
#	Ceres, Inc.	8,400	117,299	0.0%
	CHIMNEY Co., Ltd.	27,800	687,127	0.0%
	Chiyoda Co., Ltd.	102,100	2,676,242	0.1%
	Chofu Seisakusho Co., Ltd.	132,900	3,172,248	0.1%
	Chori Co., Ltd.	71,800	1,340,888	0.0%
	Chuo Spring Co., Ltd.	196,000	600,568	0.0%
	Clarion Co., Ltd.	677,000	2,582,784	0.1%
	Cleanup Corp.	129,700	999,117	0.0%
	Coco's Japan Co., Ltd.	18,600	347,054	0.0%
#	Colowide Co., Ltd.	363,400	6,194,712	0.2%
	Corona Corp.	86,700	878,362	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Create Restaurants Holdings, Inc.	271,300	$2,451,505	0.1%
#	D.A. Consortium Holdings, Inc.	118,700	1,554,014	0.1%
	Daido Metal Co., Ltd.	200,500	1,821,614	0.1%
#	Daidoh, Ltd.	143,200	563,208	0.0%
	Daiichikosho Co., Ltd.	99,200	4,659,557	0.1%
#	Daikoku Denki Co., Ltd.	51,800	795,248	0.0%
	Daikyonishikawa Corp.	221,700	2,968,668	0.1%
	Dainichi Co., Ltd.	51,200	357,597	0.0%
	Daisyo Corp.	47,200	754,608	0.0%
	Daiyu Lic Holdings Co., Ltd.	5,300	37,361	0.0%
	DCM Holdings Co., Ltd.	565,700	4,963,596	0.1%
	Descente, Ltd.	250,600	3,393,387	0.1%
	Diamond Dining Co., Ltd.	22,900	461,998	0.0%
	Doshisha Co., Ltd.	152,700	2,907,994	0.1%
	Doutor Nichires Holdings Co., Ltd.	195,386	4,148,729	0.1%
	Dunlop Sports Co., Ltd.	76,600	769,117	0.0%
	Dynic Corp.	174,000	286,481	0.0%
	Eagle Industry Co., Ltd.	147,200	2,499,078	0.1%
#	EDION Corp.	513,900	4,668,127	0.1%
#	ES-Con Japan, Ltd.	209,400	890,138	0.0%
	ESCRIT, Inc.	16,200	102,518	0.0%
*	Evolable Asia Corp.	19,500	521,578	0.0%
	Exedy Corp.	193,000	5,456,498	0.2%
	F-Tech, Inc.	56,500	722,359	0.0%
	FCC Co., Ltd.	231,400	4,678,423	0.1%
	Fields Corp.	85,300	917,542	0.0%
	Fine Sinter Co., Ltd.	9,800	188,853	0.0%
	First Juken Co., Ltd.	23,200	320,813	0.0%
	First-corp, Inc.	39,800	400,749	0.0%
	FJ Next Co., Ltd.	93,400	701,282	0.0%
	Foster Electric Co., Ltd.	155,800	2,693,616	0.1%
	France Bed Holdings Co., Ltd.	139,600	1,241,356	0.0%
#*	FreakOut Holdings, Inc.	28,000	1,046,527	0.0%
	Fuji Co., Ltd.	111,400	2,853,931	0.1%
#	Fuji Corp.	24,900	433,153	0.0%
	Fuji Corp., Ltd.	151,500	1,007,943	0.0%
	Fuji Kiko Co., Ltd.	137,400	903,433	0.0%
#	Fuji Kyuko Co., Ltd.	261,000	2,827,168	0.1%
	Fuji Oozx, Inc.	6,000	23,324	0.0%
	Fujibo Holdings, Inc.	68,500	1,924,181	0.1%
	Fujikura Rubber, Ltd.	107,000	626,729	0.0%
#	Fujio Food System Co., Ltd.	27,600	413,844	0.0%
#	Fujishoji Co., Ltd.	47,100	479,119	0.0%
#	Fujita Kanko, Inc.	45,800	1,504,588	0.1%
	FuKoKu Co., Ltd.	45,400	406,560	0.0%
#	Funai Electric Co., Ltd.	121,700	975,359	0.0%
#	Furukawa Battery Co., Ltd. (The)	89,000	623,832	0.0%
	Furyu Corp.	45,100	543,762	0.0%
	Futaba Industrial Co., Ltd.	365,800	3,318,920	0.1%
	G-Tekt Corp.	110,800	2,069,276	0.1%
	Gakken Holdings Co., Ltd.	31,300	916,117	0.0%
	Gakkyusha Co., Ltd.	35,500	489,714	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Genki Sushi Co., Ltd.	18,700	$375,543	0.0%
	Geo Holdings Corp.	223,300	2,317,415	0.1%
	Gfoot Co., Ltd.	45,800	333,084	0.0%
	GLOBERIDE, Inc.	62,299	1,075,732	0.0%
#	Gokurakuyu Holdings Co., Ltd.	40,600	290,387	0.0%
	Goldwin, Inc.	4,000	245,466	0.0%
#	Golf Digest Online, Inc.	52,500	390,621	0.0%
	Gourmet Kineya Co., Ltd.	85,000	837,515	0.0%
	GSI Creos Corp.	306,000	376,224	0.0%
	Gunze, Ltd.	1,080,000	3,877,539	0.1%
	H-One Co., Ltd.	128,300	1,408,990	0.0%
	H2O Retailing Corp.	333,000	6,075,637	0.2%
	Hagihara Industries, Inc.	36,300	954,835	0.0%
#	Hakuyosha Co., Ltd.	7,100	190,513	0.0%
	Hamee Corp.	24,000	346,598	0.0%
	Handsman Co., Ltd.	29,100	420,283	0.0%
	Happinet Corp.	98,800	1,733,810	0.1%
#	Harada Industry Co., Ltd.	23,300	172,346	0.0%
	Hard Off Corp. Co., Ltd.	57,900	596,180	0.0%
	Haruyama Holdings, Inc.	49,100	450,581	0.0%
	Heian Ceremony Service Co., Ltd.	6,700	55,884	0.0%
	Heiwa Corp.	101,000	2,254,780	0.1%
	HI-LEX Corp.	67,600	1,715,696	0.1%
	Hiday Hidaka Corp.	117,656	2,930,222	0.1%
#	Himaraya Co., Ltd.	35,900	282,071	0.0%
#	Hiramatsu, Inc.	174,500	1,028,454	0.0%
	HIS Co., Ltd.	249,300	7,513,841	0.2%
	Honeys Holdings Co., Ltd.	106,040	1,147,002	0.0%
	Hoosiers Holdings	181,100	1,572,605	0.1%
#	Hotland Co., Ltd.	49,000	622,930	0.0%
	I K K, Inc.	63,900	448,219	0.0%
#	IBJ, Inc.	103,500	686,673	0.0%
	Ichibanya Co., Ltd.	77,158	2,641,450	0.1%
	Ichikoh Industries, Ltd.	286,000	2,308,628	0.1%
#	IDOM, Inc.	433,200	2,993,240	0.1%
	IJT Technology Holdings Co., Ltd.	126,780	680,131	0.0%
#	Imagica Robot Holdings, Inc.	87,500	558,687	0.0%
	Imasen Electric Industrial	107,700	1,263,330	0.0%
	Imperial Hotel, Ltd.	12,300	243,409	0.0%
#	Intage Holdings, Inc.	105,400	2,087,889	0.1%
#*	Izutsuya Co., Ltd.	61,699	240,037	0.0%
#	Janome Sewing Machine Co., Ltd.	110,600	880,320	0.0%
	Japan Best Rescue System Co., Ltd.	22,900	56,054	0.0%
	Japan Wool Textile Co., Ltd. (The)	345,700	2,887,128	0.1%
	JINS, Inc.	84,100	4,685,377	0.1%
#	Joban Kosan Co., Ltd.	36,599	586,937	0.0%
	Jolly - Pasta Co., Ltd.	16,800	244,274	0.0%
	Joshin Denki Co., Ltd.	212,000	3,061,688	0.1%
#	Joyful Honda Co., Ltd.	34,600	1,057,916	0.0%
#	JP-Holdings, Inc.	374,800	1,005,442	0.0%
	JVC Kenwood Corp.	965,730	2,884,405	0.1%
#	K's Holdings Corp.	110,600	2,162,453	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Kadokawa Dwango	335,333	$4,337,491	0.1%
*	Kappa Create Co., Ltd.	92,600	1,051,548	0.0%
	Kasai Kogyo Co., Ltd.	146,700	1,898,952	0.1%
	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	952,124	0.0%
	Keihin Corp.	267,500	3,664,895	0.1%
#	Keiyo Co., Ltd.	194,600	1,352,319	0.0%
#	KFC Holdings Japan, Ltd.	93,000	1,649,155	0.1%
	Ki-Star Real Estate Co., Ltd.	36,500	677,867	0.0%
*	Kintetsu Department Store Co., Ltd.	291,000	909,640	0.0%
	Kitamura Co., Ltd.	2,000	12,490	0.0%
*	KNT-CT Holdings Co., Ltd.	697,000	1,074,498	0.0%
#	Kohnan Shoji Co., Ltd.	188,500	3,514,589	0.1%
#*	Kojima Co., Ltd.	180,400	494,684	0.0%
	Komatsu Seiren Co., Ltd.	193,700	1,244,243	0.0%
	Komehyo Co., Ltd.	36,800	489,050	0.0%
	Komeri Co., Ltd.	202,200	5,151,778	0.2%
#	Konaka Co., Ltd.	132,560	710,552	0.0%
	Koshidaka Holdings Co., Ltd.	56,300	1,408,678	0.0%
#	Kourakuen Holdings Corp.	61,200	995,650	0.0%
	KU Holdings Co., Ltd.	130,900	1,128,633	0.0%
	Kura Corp.	69,200	3,183,157	0.1%
	Kurabo Industries, Ltd.	1,241,000	2,862,805	0.1%
	KYB Corp.	1,157,000	5,941,865	0.2%
#	Kyoritsu Maintenance Co., Ltd.	176,362	5,136,608	0.2%
#*	Laox Co., Ltd.	190,100	999,002	0.0%
#	LEC, Inc.	83,200	2,047,369	0.1%
#	LIFULL Co., Ltd.	364,500	3,203,122	0.1%
#	Look, Inc.	228,000	499,627	0.0%
#	Mamiya-Op Co., Ltd.	25,800	276,981	0.0%
	Mars Engineering Corp.	55,100	1,212,620	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	63,000	204,103	0.0%
#	Matsuya Co., Ltd.	188,500	1,805,883	0.1%
	Matsuya Foods Co., Ltd.	54,300	2,031,607	0.1%
#*	Meganesuper Co., Ltd.	637,300	396,712	0.0%
	Meiko Network Japan Co., Ltd.	146,800	1,957,414	0.1%
#	Meiwa Estate Co., Ltd.	65,400	465,525	0.0%
	Mikuni Corp.	127,400	534,081	0.0%
#	Misawa Homes Co., Ltd.	164,000	1,474,713	0.0%
	Mitsuba Corp.	208,690	3,863,006	0.1%
	Mitsui Home Co., Ltd.	165,000	1,088,100	0.0%
	Mizuno Corp.	594,000	3,389,381	0.1%
#	Monogatari Corp. (The)	31,500	1,609,639	0.1%
#	Morito Co., Ltd.	64,100	529,789	0.0%
	Mr Max Corp.	102,200	496,911	0.0%
	Murakami Corp.	15,500	302,326	0.0%
	Musashi Seimitsu Industry Co., Ltd.	145,900	4,233,389	0.1%
	Nafco Co., Ltd.	36,700	545,019	0.0%
	Nagawa Co., Ltd.	25,400	901,545	0.0%
#*	Naigai Co., Ltd.	544,000	314,788	0.0%
#	Nakayamafuku Co., Ltd.	19,700	137,863	0.0%
#	Nextage Co., Ltd.	37,700	519,451	0.0%
	Nice Holdings, Inc.	444,000	605,231	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Nichirin Co., Ltd.	39,800	$840,056	0.0%
	Nihon Eslead Corp.	42,400	692,321	0.0%
	Nihon House Holdings Co., Ltd.	245,100	1,155,766	0.0%
#	Nihon Plast Co., Ltd.	67,400	782,018	0.0%
	Nihon Tokushu Toryo Co., Ltd.	82,400	1,201,402	0.0%
	Nippon Felt Co., Ltd.	58,200	264,212	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	970,040	0.0%
	Nippon Seiki Co., Ltd.	254,400	5,128,802	0.2%
	Nippon View Hotel Co., Ltd.	29,700	365,567	0.0%
	Nishikawa Rubber Co., Ltd.	21,500	416,617	0.0%
	Nishimatsuya Chain Co., Ltd.	300,800	3,082,094	0.1%
	Nissan Shatai Co., Ltd.	318,900	3,184,984	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	208,000	781,959	0.0%
	Nissei Build Kogyo Co., Ltd.	388,000	2,156,438	0.1%
	Nissin Kogyo Co., Ltd.	230,200	3,667,955	0.1%
	Nittan Valve Co., Ltd.	86,000	300,969	0.0%
	Nojima Corp.	135,300	2,105,067	0.1%
	Ohashi Technica, Inc.	41,800	522,653	0.0%
	Ohsho Food Service Corp.	70,300	2,680,676	0.1%
*	Oisix.daichi Inc.	17,300	349,523	0.0%
	Onward Holdings Co., Ltd.	736,000	5,443,434	0.2%
#	Ootoya Holdings Co., Ltd.	20,000	361,350	0.0%
#*	Open Door, Inc.	15,200	464,761	0.0%
#	OPT Holdings, Inc.	86,700	1,127,492	0.0%
#	Otsuka Kagu, Ltd.	66,800	547,628	0.0%
	Pacific Industrial Co., Ltd.	261,100	3,400,617	0.1%
#	PAL GROUP Holdings Co., Ltd.	75,500	1,965,883	0.1%
	PALTAC Corp.	214,634	7,233,132	0.2%
#	PanaHome Corp.	507,200	5,408,345	0.2%
	PAPYLESS Co., Ltd.	27,400	719,209	0.0%
	Parco Co., Ltd.	123,400	1,486,790	0.1%
	Paris Miki Holdings, Inc.	161,800	676,865	0.0%
#	PC Depot Corp.	240,641	1,243,949	0.0%
	People Co., Ltd.	17,000	278,670	0.0%
#	Pepper Food Service Co., Ltd.	36,500	1,387,009	0.0%
	PIA Corp.	28,000	941,479	0.0%
	Piolax, Inc.	170,100	4,749,081	0.1%
*	Pioneer Corp.	2,016,400	4,049,775	0.1%
	Plenus Co., Ltd.	133,800	2,826,040	0.1%
#	Press Kogyo Co., Ltd.	623,200	2,902,197	0.1%
#	Pressance Corp.	214,000	2,829,803	0.1%
	Proto Corp.	68,100	1,059,862	0.0%
#	Raccoon Co., Ltd.	56,800	332,288	0.0%
	Regal Corp.	10,000	25,787	0.0%
	Renaissance, Inc.	60,600	1,067,347	0.0%
#*	Renown, Inc.	306,000	397,876	0.0%
#	Resol Holdings Co., Ltd.	168,000	549,963	0.0%
	Resorttrust, Inc.	490,300	9,047,013	0.3%
	Rhythm Watch Co., Ltd.	559,000	1,143,843	0.0%
#	Riberesute Corp.	39,200	296,089	0.0%
#	Ride On Express Co., Ltd.	33,200	300,744	0.0%
#	Right On Co., Ltd.	91,325	797,998	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Riken Corp.	55,900	$2,527,550	0.1%
	Ringer Hut Co., Ltd.	136,100	2,947,067	0.1%
	Riso Kyoiku Co., Ltd.	211,700	1,678,078	0.1%
	Round One Corp.	456,600	4,322,910	0.1%
#	Royal Holdings Co., Ltd.	186,600	4,272,405	0.1%
*	Royal Hotel, Ltd. (The)	6,000	10,569	0.0%
	Sac's Bar Holdings, Inc.	113,850	1,279,466	0.0%
	Saizeriya Co., Ltd.	194,300	5,657,077	0.2%
#	Sakai Ovex Co., Ltd.	29,799	478,916	0.0%
	San Holdings, Inc.	17,700	350,193	0.0%
#*	Sanden Holdings Corp.	714,000	2,069,729	0.1%
#	Sanei Architecture Planning Co., Ltd.	50,300	788,587	0.0%
	Sangetsu Corp.	328,750	5,715,619	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	240,018	0.0%
	Sankyo Seiko Co., Ltd.	186,900	648,886	0.0%
	Sanoh Industrial Co., Ltd.	141,600	1,003,088	0.0%
#	Sanrio Co., Ltd.	306,400	6,018,933	0.2%
	Sanyei Corp.	2,000	69,925	0.0%
	Sanyo Electric Railway Co., Ltd.	411,000	2,117,081	0.1%
	Sanyo Housing Nagoya Co., Ltd.	57,900	574,314	0.0%
#	Sanyo Shokai, Ltd.	69,400	1,105,705	0.0%
#	Scroll Corp.	166,300	562,882	0.0%
#	Seiko Holdings Corp.	979,407	4,015,234	0.1%
	Seiren Co., Ltd.	306,800	4,840,088	0.1%
#	Senshukai Co., Ltd.	213,600	1,540,575	0.1%
#	Septeni Holdings Co., Ltd.	609,000	1,914,640	0.1%
#	SFP Holdings Co., Ltd.	52,700	682,619	0.0%
#	Shidax Corp.	111,200	431,352	0.0%
	Shikibo, Ltd.	779,000	1,012,173	0.0%
	Shimachu Co., Ltd.	297,200	7,090,824	0.2%
	Shimojima Co., Ltd.	27,900	282,606	0.0%
#	Shobunsha Publications, Inc.	258,500	1,651,406	0.1%
	Shochiku Co., Ltd.	54,000	689,007	0.0%
	Shoei Co., Ltd.	69,700	1,952,449	0.1%
*	Showa Corp.	317,500	3,082,163	0.1%
	SKY Perfect JSAT Holdings, Inc.	835,600	3,599,172	0.1%
#	Snow Peak, Inc.	22,200	648,809	0.0%
	SNT Corp.	92,800	584,595	0.0%
	Soft99 Corp.	68,600	549,266	0.0%
	Sotoh Co., Ltd.	41,400	421,633	0.0%
	SPK Corp.	19,800	467,857	0.0%
	St Marc Holdings Co., Ltd.	104,200	3,191,362	0.1%
	Starts Corp., Inc.	185,900	4,429,193	0.1%
	Step Co., Ltd.	45,100	577,025	0.0%
#	Studio Alice Co., Ltd.	57,700	1,176,968	0.0%
	Suminoe Textile Co., Ltd.	336,000	811,540	0.0%
	Sumitomo Riko Co., Ltd.	235,200	2,428,023	0.1%
#	Sun Corp.	104,900	694,280	0.0%
	Suncall Corp.	47,400	265,955	0.0%
	Syuppin Co., Ltd.	14,000	247,030	0.0%
	T RAD Co., Ltd.	479,000	1,517,101	0.1%
	T-Gaia Corp.	155,100	2,946,647	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Tachi-S Co., Ltd.	182,840	$3,349,462	0.1%
	Tachikawa Corp.	53,900	565,743	0.0%
	Taiho Kogyo Co., Ltd.	98,200	1,244,149	0.0%
	Take And Give Needs Co., Ltd.	58,770	403,108	0.0%
#	Takihyo Co., Ltd.	114,000	476,669	0.0%
#	Tama Home Co., Ltd.	95,900	547,408	0.0%
#	Tamron Co., Ltd.	128,500	2,227,547	0.1%
	TBK Co., Ltd.	118,500	536,436	0.0%
	Tear Corp.	31,600	216,826	0.0%
#	Tenpos Busters Co., Ltd.	24,100	409,446	0.0%
	Tigers Polymer Corp.	52,800	348,052	0.0%
	Toa Corp.	132,600	1,278,663	0.0%
#	Toabo Corp.	54,799	270,476	0.0%
#	Toei Animation Co., Ltd.	26,100	1,823,160	0.1%
	Toei Co., Ltd.	449,000	4,264,645	0.1%
	Tohokushinsha Film Corp.	38,900	250,953	0.0%
	Tokai Rika Co., Ltd.	318,800	5,897,939	0.2%
	Token Corp.	47,550	5,853,740	0.2%
*	Tokyo Base Co., Ltd.	19,900	802,681	0.0%
	Tokyo Dome Corp.	577,500	5,232,067	0.2%
#	Tokyo Individualized Educational Institute, Inc.	119,600	1,682,265	0.1%
	Tokyo Radiator Manufacturing Co., Ltd.	19,900	173,151	0.0%
	Tokyotokeiba Co., Ltd.	99,400	2,533,339	0.1%
#	Tokyu Recreation Co., Ltd.	96,000	719,345	0.0%
	Tomy Co., Ltd.	440,593	5,256,007	0.2%
	Topre Corp.	264,300	7,171,078	0.2%
	Toridoll Holdings Corp.	146,300	3,765,938	0.1%
#	Torikizoku Co., Ltd.	43,700	1,027,258	0.0%
	Tosho Co., Ltd.	51,200	2,433,308	0.1%
	Tow Co., Ltd.	99,900	737,609	0.0%
	Toyo Tire & Rubber Co., Ltd.	457,600	9,374,652	0.3%
	TPR Co., Ltd.	131,000	4,244,135	0.1%
	TS Tech Co., Ltd.	291,000	8,504,866	0.2%
	TSI Holdings Co., Ltd.	443,795	3,200,070	0.1%
#	Tsukada Global Holdings, Inc.	109,400	569,462	0.0%
	Tsukamoto Corp. Co., Ltd.	190,000	218,218	0.0%
	Tsutsumi Jewelry Co., Ltd.	50,900	971,391	0.0%
	TV Asahi Holdings Corp.	123,500	2,231,081	0.1%
	Tv Tokyo Holdings Corp.	90,800	1,856,950	0.1%
#*	U-Shin, Ltd.	114,300	770,780	0.0%
#	Umenohana Co., Ltd.	5,000	122,883	0.0%
	Unipres Corp.	230,700	5,151,481	0.2%
	United Arrows, Ltd.	157,600	5,119,679	0.2%
*	Unitika, Ltd.	3,992,000	2,947,622	0.1%
	Universal Entertainment Corp.	5,000	153,035	0.0%
	ValueCommerce Co., Ltd.	105,300	658,355	0.0%
	Vector, Inc.	166,500	2,829,408	0.1%
#	VIA Holdings, Inc.	120,200	1,044,038	0.0%
#	Village Vanguard Co., Ltd.	32,100	293,105	0.0%
	VT Holdings Co., Ltd.	540,600	2,671,520	0.1%
	Wacoal Holdings Corp.	676,000	9,154,089	0.3%
#	WATAMI Co., Ltd.	141,100	1,686,149	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Watts Co., Ltd.	20,000	$232,561	0.0%
	Workman Co., Ltd.	2,600	75,777	0.0%
	Wowow, Inc.	49,200	1,334,778	0.0%
	Xebio Holdings Co., Ltd.	167,200	2,956,067	0.1%
	Yachiyo Industry Co., Ltd.	32,800	326,080	0.0%
	Yamato International, Inc.	23,200	88,486	0.0%
#	Yasunaga Corp.	39,500	424,041	0.0%
	Yellow Hat, Ltd.	92,700	2,212,966	0.1%
	Yomiuri Land Co., Ltd.	248,000	1,176,929	0.0%
	Yondoshi Holdings, Inc.	87,720	2,188,245	0.1%
	Yorozu Corp.	121,000	1,882,576	0.1%
#	Yoshinoya Holdings Co., Ltd.	54,500	908,653	0.0%
#	Yume No Machi Souzou Iinkai Co., Ltd.	130,600	1,537,670	0.1%
	Yutaka Giken Co., Ltd.	3,100	68,877	0.0%
	Zenrin Co., Ltd.	161,500	4,684,666	0.1%
#	Zojirushi Corp.	232,300	2,651,886	0.1%
Total Consumer Discretionary			690,162,255	19.1%

Consumer Staples — (7.6%)
#	Aeon Hokkaido Corp.	273,900	1,478,674	0.0%
	Ahjikan Co., Ltd.	2,500	27,594	0.0%
	Ain Holdings, Inc.	117,500	8,503,387	0.2%
	Albis Co., Ltd.	31,400	1,434,461	0.0%
	Arcs Co., Ltd.	247,700	5,363,900	0.2%
#	Ariake Japan Co., Ltd.	122,300	8,522,656	0.2%
	Artnature, Inc.	120,700	778,645	0.0%
	Axial Retailing, Inc.	90,500	3,459,309	0.1%
	Belc Co., Ltd.	65,300	3,256,404	0.1%
	Bourbon Corp.	13,200	311,302	0.0%
	C'BON COSMETICS Co., Ltd.	4,200	92,274	0.0%
	Cawachi, Ltd.	94,700	2,293,237	0.1%
	Chubu Shiryo Co., Ltd.	121,500	1,602,528	0.0%
#	Chuo Gyorui Co., Ltd.	93,000	239,900	0.0%
	Ci:z Holdings Co., Ltd.	164,800	6,229,233	0.2%
	Cocokara fine, Inc.	113,160	5,597,933	0.2%
	Cota Co., Ltd.	24,650	273,083	0.0%
	Create SD Holdings Co., Ltd.	164,400	3,806,733	0.1%
#	Daikokutenbussan Co., Ltd.	39,900	2,017,143	0.1%
	Delica Foods Co., Ltd.	9,900	158,412	0.0%
	DyDo Group Holdings, Inc.	55,200	2,779,638	0.1%
#	Earth Chemical Co., Ltd.	59,100	3,045,238	0.1%
	Ebara Foods Industry, Inc.	5,900	110,665	0.0%
	Eco's Co., Ltd.	40,500	438,188	0.0%
	Fancl Corp.	95,300	1,751,908	0.1%
	Feed One Co., Ltd.	836,040	1,704,303	0.1%
*	First Baking Co., Ltd.	18,300	198,457	0.0%
	Fuji Oil Holdings, Inc.	362,600	8,387,707	0.2%
	Fujicco Co., Ltd.	108,700	2,487,758	0.1%
	G-7 Holdings, Inc.	33,100	637,791	0.0%
#	Genky Stores, Inc.	51,000	1,363,723	0.0%
	HABA Laboratories, Inc.	9,500	311,464	0.0%
	Hagoromo Foods Corp.	39,000	459,804	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Halows Co., Ltd.	32,600	$684,272	0.0%
#	Havix Corp.	8,800	79,845	0.0%
	Hayashikane Sangyo Co., Ltd.	24,200	182,415	0.0%
	Heiwado Co., Ltd.	182,000	3,899,135	0.1%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	90,000	562,581	0.0%
	Hokuto Corp.	165,100	2,905,212	0.1%
	House Foods Group, Inc.	99,700	2,501,164	0.1%
	Ichimasa Kamaboko Co., Ltd.	17,500	209,688	0.0%
#	Imuraya Group Co., Ltd.	11,100	228,477	0.0%
	Inageya Co., Ltd.	177,800	2,987,824	0.1%
	Itochu-Shokuhin Co., Ltd.	28,800	1,212,621	0.0%
#	Ivy Cosmetics Corp.	11,700	810,875	0.0%
	Iwatsuka Confectionery Co., Ltd.	2,600	104,308	0.0%
	J-Oil Mills, Inc.	66,600	2,368,700	0.1%
	Japan Meat Co., Ltd.	5,100	83,994	0.0%
	Kadoya Sesame Mills, Inc.	1,600	72,518	0.0%
	Kakiyasu Honten Co., Ltd.	40,900	706,776	0.0%
	Kameda Seika Co., Ltd.	72,000	3,517,793	0.1%
	Kaneko Seeds Co., Ltd.	30,600	395,850	0.0%
	Kanemi Co., Ltd.	500	15,161	0.0%
	Kato Sangyo Co., Ltd.	121,700	3,272,917	0.1%
#	Kenko Mayonnaise Co., Ltd.	84,500	2,436,709	0.1%
	Key Coffee, Inc.	109,700	2,146,324	0.1%
	Kirindo Holdings Co., Ltd.	29,300	252,627	0.0%
	Kitanotatsujin Corp.	31,900	230,914	0.0%
	Kobe Bussan Co., Ltd.	78,000	3,698,259	0.1%
#	Kotobuki Spirits Co., Ltd.	120,600	3,944,444	0.1%
#	Kusuri no Aoki Holdings Co., Ltd.	93,900	4,919,679	0.1%
#	Kyokuyo Co., Ltd.	60,999	1,677,275	0.1%
	Lacto Japan Co., Ltd.	8,900	285,009	0.0%
	Life Corp.	165,100	4,643,467	0.1%
	Mandom Corp.	104,400	5,664,020	0.2%
	Marudai Food Co., Ltd.	637,000	2,980,865	0.1%
	Maruha Nichiro Corp.	250,307	6,616,349	0.2%
#	Maxvalu Nishinihon Co., Ltd.	9,200	135,788	0.0%
	Maxvalu Tokai Co., Ltd.	49,300	871,629	0.0%
#	Medical System Network Co., Ltd.	150,000	684,070	0.0%
	Megmilk Snow Brand Co., Ltd.	274,000	7,633,683	0.2%
	Meito Sangyo Co., Ltd.	52,200	664,941	0.0%
	Milbon Co., Ltd.	73,076	4,108,743	0.1%
	Ministop Co., Ltd.	95,600	2,003,208	0.1%
	Mitsubishi Shokuhin Co., Ltd.	84,500	2,429,009	0.1%
	Mitsui Sugar Co., Ltd.	112,770	3,267,072	0.1%
	Miyoshi Oil & Fat Co., Ltd.	37,900	484,122	0.0%
	Morinaga & Co., Ltd.	39,900	2,262,299	0.1%
	Morinaga Milk Industry Co., Ltd.	1,164,000	8,849,777	0.2%
	Morishita Jintan Co., Ltd.	2,000	10,579	0.0%
	Morozoff, Ltd.	197,000	1,116,395	0.0%
	Nagatanien Holdings Co., Ltd.	148,000	1,869,853	0.1%
	Nakamuraya Co., Ltd.	19,400	878,785	0.0%
	Natori Co., Ltd.	57,500	1,088,515	0.0%
	Nichimo Co., Ltd.	170,000	267,824	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Nihon Chouzai Co., Ltd.	35,060	$1,112,397	0.0%
	Niitaka Co., Ltd.	2,060	32,293	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,700	1,297,889	0.0%
	Nippon Flour Mills Co., Ltd.	361,000	5,792,540	0.2%
	Nippon Suisan Kaisha, Ltd.	1,669,700	9,785,030	0.3%
	Nisshin Oillio Group, Ltd. (The)	812,000	4,762,563	0.1%
	Nissin Sugar Co., Ltd.	71,400	1,195,681	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	6,400	224,073	0.0%
	Noevir Holdings Co., Ltd.	71,300	3,635,043	0.1%
	Oenon Holdings, Inc.	316,000	791,109	0.0%
	OIE Sangyo Co., Ltd.	20,900	228,197	0.0%
	Okuwa Co., Ltd.	162,000	1,866,592	0.1%
	Olympic Group Corp.	63,100	346,381	0.0%
#	OUG Holdings, Inc.	34,000	79,574	0.0%
	Prima Meat Packers, Ltd.	956,000	5,616,164	0.2%
	Qol Co., Ltd.	100,700	1,511,173	0.0%
	Retail Partners Co., Ltd.	37,200	389,234	0.0%
	Riken Vitamin Co., Ltd.	74,100	2,901,615	0.1%
	Rock Field Co., Ltd.	141,900	2,438,973	0.1%
	Rokko Butter Co., Ltd.	90,400	2,137,798	0.1%
#	S Foods, Inc.	78,162	2,876,351	0.1%
	S&B Foods, Inc.	3,899	240,375	0.0%
#	Sagami Rubber Industries Co., Ltd.	47,000	612,284	0.0%
#	Sakata Seed Corp.	142,600	4,435,505	0.1%
	San-A Co., Ltd.	105,200	4,653,211	0.1%
	Sapporo Holdings, Ltd.	255,700	7,050,065	0.2%
	Shoei Foods Corp.	75,600	2,232,027	0.1%
	Showa Sangyo Co., Ltd.	613,000	3,373,197	0.1%
	Sogo Medical Co., Ltd.	55,800	2,407,075	0.1%
	ST Corp.	81,200	1,905,198	0.1%
#	Starzen Co., Ltd.	55,800	2,441,110	0.1%
	Takara Holdings, Inc.	980,300	10,228,203	0.3%
	Tobu Store Co., Ltd.	19,000	522,213	0.0%
	Toho Co., Ltd.	44,100	1,199,521	0.0%
	Tohto Suisan Co., Ltd.	17,299	287,631	0.0%
	Torigoe Co., Ltd. (The)	82,000	587,664	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	163,610	0.0%
#	Transaction Co., Ltd.	56,200	654,314	0.0%
	United Super Markets Holdings, Inc.	320,200	3,386,873	0.1%
	Valor Holdings Co., Ltd.	220,500	5,011,829	0.1%
	Warabeya Nichiyo Holdings Co., Ltd.	90,060	2,486,087	0.1%
	Watahan & Co., Ltd.	32,000	660,449	0.0%
#	YA-MAN, Ltd.	16,200	1,324,607	0.0%
#	Yaizu Suisankagaku Industry Co., Ltd.	47,300	508,580	0.0%
#	Yakuodo Co., Ltd.	62,300	1,826,871	0.1%
	Yamatane Corp.	56,700	829,215	0.0%
#	Yamaya Corp.	25,600	360,368	0.0%
	Yamazawa Co., Ltd.	2,100	33,464	0.0%
	Yaoko Co., Ltd.	132,100	5,659,842	0.2%
#	Yokohama Reito Co., Ltd.	291,700	2,753,114	0.1%
	Yomeishu Seizo Co., Ltd.	49,800	909,380	0.0%
	Yuasa Funashoku Co., Ltd.	125,000	340,291	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Yutaka Foods Corp.	6,000	$101,115	0.0%
Total Consumer Staples			302,253,769	8.4%

Energy — (0.9%)
	BP Castrol K.K.	57,400	957,902	0.0%
	Cosmo Energy Holdings Co., Ltd.	363,000	5,728,620	0.2%
	Fuji Kosan Co., Ltd.	33,100	147,561	0.0%
	Fuji Oil Co., Ltd.	284,800	861,121	0.0%
	Itochu Enex Co., Ltd.	302,200	2,679,547	0.1%
#*	Japan Drilling Co., Ltd.	41,100	822,594	0.0%
	Japan Oil Transportation Co., Ltd.	9,300	221,238	0.0%
	Japan Petroleum Exploration Co., Ltd.	193,000	4,032,152	0.1%
	Mitsuuroko Group Holdings Co., Ltd.	181,700	1,167,677	0.0%
	Modec, Inc.	114,600	2,554,024	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,272,800	1,110,627	0.0%
	Nippon Gas Co., Ltd.	207,700	6,739,226	0.2%
	Sala Corp.	219,300	1,354,514	0.0%
	San-Ai Oil Co., Ltd.	327,000	3,349,314	0.1%
	Shinko Plantech Co., Ltd.	241,700	1,871,619	0.1%
	Sinanen Holdings Co., Ltd.	52,000	1,060,602	0.0%
	Toa Oil Co., Ltd.	415,000	491,203	0.0%
	Toyo Kanetsu K.K.	568,000	1,563,092	0.1%
Total Energy			36,712,633	1.0%

Financials — (7.8%)
	77 Bank, Ltd. (The)	1,749,760	8,637,314	0.2%
	Accretive Co., Ltd.	57,800	210,245	0.0%
	Advance Create Co., Ltd.	7,200	123,271	0.0%
	Aichi Bank, Ltd. (The)	51,700	2,918,831	0.1%
	Aizawa Securities Co., Ltd.	165,000	1,009,865	0.0%
	Akita Bank, Ltd. (The)	1,079,400	3,197,305	0.1%
#	Anicom Holdings, Inc.	92,100	2,021,199	0.1%
	Aomori Bank, Ltd. (The)	1,186,000	4,209,990	0.1%
	Asax Co., Ltd.	1,700	25,533	0.0%
	Awa Bank, Ltd. (The)	1,178,000	8,028,497	0.2%
	Bank of Iwate, Ltd. (The)	103,400	4,128,109	0.1%
	Bank of Kochi, Ltd. (The)	301,000	340,825	0.0%
#	Bank of Nagoya, Ltd. (The)	102,430	3,875,240	0.1%
	Bank of Okinawa, Ltd. (The)	132,960	5,405,609	0.2%
	Bank of Saga, Ltd. (The)	900,000	2,087,303	0.1%
	Bank of the Ryukyus, Ltd.	227,380	3,339,132	0.1%
	Bank of Toyama, Ltd. (The)	1,400	52,334	0.0%
	Chiba Kogyo Bank, Ltd. (The)	285,800	1,506,251	0.0%
#	Chukyo Bank, Ltd. (The)	70,000	1,428,714	0.0%
#	Daisan Bank, Ltd. (The)	87,700	1,340,108	0.0%
	Daishi Bank, Ltd. (The)	2,071,000	9,563,577	0.3%
	Daito Bank, Ltd. (The)	873,000	1,267,645	0.0%
#	DSB Co., Ltd.	56,500	321,650	0.0%
#	eGuarantee, Inc.	43,100	1,015,282	0.0%
#	Ehime Bank, Ltd. (The)	190,600	2,403,022	0.1%
	Eighteenth Bank, Ltd. (The)	1,048,000	3,005,482	0.1%
	FIDEA Holdings Co., Ltd.	1,027,200	1,714,236	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Financial Products Group Co., Ltd.	445,500	$4,255,953	0.1%
	First Bank of Toyama, Ltd. (The)	36,200	166,642	0.0%
	Fukui Bank, Ltd. (The)	1,337,000	3,352,393	0.1%
	Fukushima Bank, Ltd. (The)	1,421,000	1,100,893	0.0%
	Fuyo General Lease Co., Ltd.	98,800	5,652,790	0.2%
#	GCA Corp.	119,400	1,067,259	0.0%
	GMO Click Holdings, Inc.	53,200	375,029	0.0%
	Hokkoku Bank, Ltd. (The)	1,742,000	6,699,777	0.2%
	Hokuetsu Bank, Ltd. (The)	130,000	3,095,431	0.1%
	Hokuhoku Financial Group, Inc.	374,900	5,996,807	0.2%
	Hyakugo Bank, Ltd. (The)	1,614,609	6,585,747	0.2%
	Hyakujushi Bank, Ltd. (The)	1,584,000	5,245,887	0.2%
	IBJ Leasing Co., Ltd.	116,300	2,799,042	0.1%
	Ichiyoshi Securities Co., Ltd.	232,000	1,954,946	0.1%
	IwaiCosmo Holdings, Inc.	106,900	1,182,676	0.0%
#	Iyo Bank, Ltd. (The)	419,200	3,482,139	0.1%
#	J Trust Co., Ltd.	311,800	2,462,636	0.1%
	Jaccs Co., Ltd.	661,000	3,227,654	0.1%
	Jafco Co., Ltd.	218,500	8,835,305	0.3%
*	Japan Asia Investment Co., Ltd.	85,800	329,660	0.0%
	Japan Investment Adviser Co., Ltd.	9,800	395,951	0.0%
	Japan Securities Finance Co., Ltd.	489,200	2,538,849	0.1%
	Jimoto Holdings, Inc.	668,300	1,215,618	0.0%
	Juroku Bank, Ltd. (The)	2,085,000	6,588,534	0.2%
	kabu.com Securities Co., Ltd.	1,026,600	3,462,491	0.1%
	Kansai Urban Banking Corp.	149,200	1,788,124	0.1%
	Keiyo Bank, Ltd. (The)	1,576,000	6,843,147	0.2%
	Kita-Nippon Bank, Ltd. (The)	49,506	1,433,799	0.0%
	Kiyo Bank, Ltd. (The)	396,690	6,883,664	0.2%
#	Kosei Securities Co., Ltd. (The)	289,000	415,492	0.0%
#	Kyokuto Securities Co., Ltd.	135,600	1,946,138	0.1%
	Kyushu Financial Group, Inc.	240,420	1,523,430	0.0%
#*	M&A Capital Partners Co., Ltd.	39,400	1,816,474	0.1%
#	Marusan Securities Co., Ltd.	199,100	1,664,507	0.1%
#	Matsui Securities Co., Ltd.	532,400	4,353,157	0.1%
#	Michinoku Bank, Ltd. (The)	859,000	1,415,661	0.0%
	Mie Bank, Ltd. (The)	54,800	1,243,621	0.0%
#	Minato Bank, Ltd. (The)	108,400	2,054,608	0.1%
	Mito Securities Co., Ltd.	356,200	1,006,275	0.0%
	Miyazaki Bank, Ltd. (The)	967,000	3,186,773	0.1%
#	Monex Group, Inc.	1,258,800	3,338,643	0.1%
#	Money Partners Group Co., Ltd.	101,300	457,573	0.0%
	Musashino Bank, Ltd. (The)	206,000	6,342,794	0.2%
#	Nagano Bank, Ltd. (The)	52,599	932,346	0.0%
#	Nanto Bank, Ltd. (The)	121,600	3,470,947	0.1%
	Nishi-Nippon Financial Holdings, Inc.	715,700	7,462,018	0.2%
	North Pacific Bank, Ltd.	2,303,600	8,089,920	0.2%
#	OAK Capital Corp.	296,800	629,345	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	2,036,000	5,893,182	0.2%
	Oita Bank, Ltd. (The)	1,014,900	3,915,097	0.1%
	Okasan Securities Group, Inc.	779,000	5,023,151	0.1%
	Pocket Card Co., Ltd.	115,100	767,009	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Ricoh Leasing Co., Ltd.	96,900	$3,393,448	0.1%
	San-In Godo Bank, Ltd. (The)	957,000	8,084,014	0.2%
#	Sawada Holdings Co., Ltd.	142,000	1,250,163	0.0%
	Senshu Ikeda Holdings, Inc.	1,424,200	6,024,933	0.2%
	Shiga Bank, Ltd. (The)	1,365,000	7,056,920	0.2%
	Shikoku Bank, Ltd. (The)	1,210,000	3,377,356	0.1%
	Shimane Bank, Ltd. (The)	17,700	206,907	0.0%
	Shimizu Bank, Ltd. (The)	49,000	1,592,325	0.0%
#*	Showa Holdings Co., Ltd.	93,300	125,735	0.0%
#	Sparx Group Co., Ltd.	623,300	1,202,076	0.0%
	Taiko Bank, Ltd. (The)	226,000	481,198	0.0%
	Tochigi Bank, Ltd. (The)	705,000	2,996,948	0.1%
	Toho Bank, Ltd. (The)	1,323,200	4,662,651	0.1%
	Tohoku Bank, Ltd. (The)	588,000	795,790	0.0%
	Tokai Tokyo Financial Holdings, Inc.	1,190,900	6,630,865	0.2%
	Tokyo TY Financial Group, Inc.	155,338	4,299,810	0.1%
	Tomato Bank, Ltd.	49,500	692,343	0.0%
	TOMONY Holdings, Inc.	913,950	4,464,044	0.1%
	Tottori Bank, Ltd. (The)	43,500	660,483	0.0%
	Towa Bank, Ltd. (The)	2,066,000	2,322,306	0.1%
	Toyo Securities Co., Ltd.	419,000	955,943	0.0%
	Tsukuba Bank, Ltd.	534,200	1,612,558	0.1%
	Yamagata Bank, Ltd. (The)	854,500	3,832,171	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,129,403	0.1%
Total Financials			309,993,963	8.6%

Health Care — (4.7%)
	Advantage Risk Management Co., Ltd.	17,400	194,559	0.0%
	As One Corp.	86,768	4,060,057	0.1%
#	ASKA Pharmaceutical Co., Ltd.	131,300	1,971,955	0.1%
	Biofermin Pharmaceutical Co., Ltd.	16,600	448,926	0.0%
	BML, Inc.	136,600	2,658,084	0.1%
#	CMIC Holdings Co., Ltd.	74,700	1,028,530	0.0%
	Create Medic Co., Ltd.	29,500	256,128	0.0%
#	Daiken Medical Co., Ltd.	110,600	790,425	0.0%
	Daito Pharmaceutical Co., Ltd.	74,580	1,644,704	0.1%
	Dvx, Inc.	23,900	287,220	0.0%
#	Eiken Chemical Co., Ltd.	107,100	3,237,895	0.1%
	Elan Corp.	18,500	434,242	0.0%
	EM Systems Co., Ltd.	57,100	1,321,879	0.0%
	EPS Holdings, Inc.	213,000	3,340,824	0.1%
	Falco Holdings Co., Ltd.	46,700	635,239	0.0%
#	FINDEX, Inc.	110,100	910,108	0.0%
	Fuji Pharma Co., Ltd.	49,800	1,693,813	0.1%
	Fukuda Denshi Co., Ltd.	8,000	577,455	0.0%
	Fuso Pharmaceutical Industries, Ltd.	41,500	1,026,159	0.0%
#	Hogy Medical Co., Ltd.	74,900	4,993,141	0.1%
	Iwaki & Co., Ltd.	160,000	618,726	0.0%
	Japan Lifeline Co., Ltd.	117,800	4,982,615	0.1%
	Japan Medical Dynamic Marketing, Inc.	121,200	1,030,143	0.0%
	Jeol, Ltd.	531,000	2,783,602	0.1%
	JMS Co., Ltd.	167,000	482,969	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Kawasumi Laboratories, Inc.	71,200	$431,516	0.0%
	Kissei Pharmaceutical Co., Ltd.	163,700	4,445,912	0.1%
	KYORIN Holdings, Inc.	281,400	6,251,941	0.2%
	Linical Co., Ltd.	80,000	1,272,564	0.0%
	Mani, Inc.	139,000	3,639,872	0.1%
#*	Medical Data Vision Co., Ltd.	49,200	1,203,449	0.0%
	Medius Holdings Co., Ltd.	7,500	213,329	0.0%
	Menicon Co., Ltd.	75,200	2,470,568	0.1%
	Mochida Pharmaceutical Co., Ltd.	78,399	5,658,680	0.2%
#	N Field Co., Ltd.	67,900	875,324	0.0%
	Nagaileben Co., Ltd.	51,200	1,191,098	0.0%
	Nakanishi, Inc.	117,700	4,773,799	0.1%
#	ND Software Co., Ltd.	5,200	52,716	0.0%
#	Nichi-iko Pharmaceutical Co., Ltd.	264,250	4,126,158	0.1%
	NichiiGakkan Co., Ltd.	254,700	2,530,587	0.1%
	Nihon Kohden Corp.	323,100	7,479,001	0.2%
	Nikkiso Co., Ltd.	391,100	3,767,190	0.1%
	Nippon Chemiphar Co., Ltd.	17,100	785,506	0.0%
	Nipro Corp.	767,500	10,017,420	0.3%
	Nissui Pharmaceutical Co., Ltd.	74,900	919,776	0.0%
#	Paramount Bed Holdings Co., Ltd.	114,200	4,995,000	0.2%
	Rion Co., Ltd.	49,400	762,217	0.0%
	Rohto Pharmaceutical Co., Ltd.	469,800	9,724,840	0.3%
	Sawai Pharmaceutical Co., Ltd.	193,300	10,856,169	0.3%
#	Seed Co., Ltd.	35,400	799,286	0.0%
*	Shin Nippon Biomedical Laboratories, Ltd.	92,900	587,163	0.0%
	Ship Healthcare Holdings, Inc.	279,700	8,713,224	0.3%
	Shofu, Inc.	41,000	487,896	0.0%
	Software Service, Inc.	18,000	781,248	0.0%
#*	Sosei Group Corp.	103,300	11,363,174	0.3%
	Taiko Pharmaceutical Co., Ltd.	58,800	1,158,868	0.0%
	Techno Medica Co., Ltd.	27,200	473,800	0.0%
#	Toho Holdings Co., Ltd.	321,000	6,331,473	0.2%
	Tokai Corp.	64,500	2,556,193	0.1%
	Torii Pharmaceutical Co., Ltd.	89,700	2,187,920	0.1%
	Towa Pharmaceutical Co., Ltd.	59,100	2,762,265	0.1%
	Tsukui Corp.	353,900	2,077,182	0.1%
	Tsumura & Co.	238,900	9,703,707	0.3%
	Uchiyama Holdings Co., Ltd.	24,200	98,648	0.0%
#	Vital KSK Holdings, Inc.	231,800	1,890,350	0.1%
	Wakamoto Pharmaceutical Co., Ltd.	107,000	270,663	0.0%
	WIN-Partners Co., Ltd.	84,300	971,514	0.0%
	ZERIA Pharmaceutical Co., Ltd.	157,499	2,919,310	0.1%
Total Health Care			185,987,914	5.1%

Industrials — (25.5%)
	NJS Co., Ltd.	32,900	402,064	0.0%
#	A&A Material Corp.	127,000	140,379	0.0%
	Abist Co., Ltd.	16,400	590,076	0.0%
	Advan Co., Ltd.	167,700	1,707,021	0.1%
	Advanex, Inc.	22,099	329,228	0.0%
	Aeon Delight Co., Ltd.	123,400	3,999,073	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Aica Kogyo Co., Ltd.	314,300	$9,597,241	0.3%
	Aichi Corp.	207,900	1,447,845	0.0%
	Aida Engineering, Ltd.	344,200	3,303,491	0.1%
	AIT Corp.	45,100	417,446	0.0%
#	Ajis Co., Ltd.	27,100	514,375	0.0%
	Alinco, Inc.	76,800	764,975	0.0%
	Alps Logistics Co., Ltd.	98,600	629,920	0.0%
#	Altech Corp.	44,750	1,465,512	0.0%
	Anest Iwata Corp.	190,800	1,751,484	0.1%
#*	Arrk Corp.	466,800	487,186	0.0%
	Asahi Diamond Industrial Co., Ltd.	328,200	2,417,467	0.1%
#	Asahi Kogyosha Co., Ltd.	25,800	689,374	0.0%
	Asanuma Corp.	392,000	1,132,745	0.0%
#	Asukanet Co., Ltd.	61,900	1,013,230	0.0%
	Asunaro Aoki Construction Co., Ltd.	142,800	1,078,034	0.0%
	Bando Chemical Industries, Ltd.	232,200	2,304,567	0.1%
	Bell System24 Holdings, Inc.	202,400	2,078,993	0.1%
	Benefit One, Inc.	101,400	4,056,326	0.1%
	Br Holdings Corp.	113,300	384,536	0.0%
	Bunka Shutter Co., Ltd.	347,700	2,670,806	0.1%
	Canare Electric Co., Ltd.	10,000	219,201	0.0%
	Career Design Center Co., Ltd.	28,800	354,213	0.0%
	Central Glass Co., Ltd.	1,214,000	5,237,178	0.2%
#	Central Security Patrols Co., Ltd.	48,200	867,539	0.0%
	Chilled & Frozen Logistics Holdings Co., Ltd.	29,100	344,556	0.0%
#	Chiyoda Corp.	993,000	5,865,515	0.2%
	Chiyoda Integre Co., Ltd.	74,300	1,475,262	0.0%
	Chudenko Corp.	157,900	4,100,655	0.1%
	Chugai Ro Co., Ltd.	380,000	754,929	0.0%
	Chuo Warehouse Co., Ltd.	900	8,707	0.0%
	CKD Corp.	341,900	5,234,783	0.2%
	Comany, Inc.	3,700	50,045	0.0%
	Cosel Co., Ltd.	120,800	1,489,016	0.1%
	Creek & River Co., Ltd.	66,900	605,359	0.0%
	CTI Engineering Co., Ltd.	72,300	736,880	0.0%
	CTS Co., Ltd.	59,000	661,921	0.0%
	Dai-Dan Co., Ltd.	169,000	1,985,841	0.1%
	Daido Kogyo Co., Ltd.	220,000	604,108	0.0%
#	Daihatsu Diesel Manufacturing Co., Ltd.	86,000	518,937	0.0%
	Daihen Corp.	641,000	5,052,566	0.1%
	Daiho Corp.	536,000	2,551,372	0.1%
	Daiichi Jitsugyo Co., Ltd.	270,000	1,476,136	0.0%
	Daiki Axis Co., Ltd.	15,800	152,852	0.0%
#*	Daikokuya Holdings Co., Ltd.	347,500	281,531	0.0%
	Daiohs Corp.	1,200	13,570	0.0%
	Daiseki Co., Ltd.	216,263	4,811,767	0.1%
#	Daiseki Eco. Solution Co., Ltd.	35,459	413,388	0.0%
	Daisue Construction Co., Ltd.	43,500	397,179	0.0%
	Daiwa Industries, Ltd.	191,100	2,088,628	0.1%
*	Danto Holdings Corp.	65,000	86,097	0.0%
	Denyo Co., Ltd.	91,800	1,597,300	0.1%
#	DMG Mori Co., Ltd.	538,900	8,920,562	0.3%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	DMW Corp.	4,800	$80,440	0.0%
	Duskin Co., Ltd.	224,100	5,769,314	0.2%
	Ebara Jitsugyo Co., Ltd.	39,300	520,885	0.0%
	EF-ON, Inc.	69,600	621,341	0.0%
	Eidai Co., Ltd.	131,000	593,433	0.0%
	en-japan, Inc.	144,300	3,760,078	0.1%
	Endo Lighting Corp.	64,300	655,745	0.0%
#*	Enshu, Ltd.	197,000	205,173	0.0%
°	Escrow Agent Japan Co., Ltd.	25,800	518,692	0.0%
	F&M Co., Ltd.	25,000	237,378	0.0%
#	Freund Corp.	64,400	816,077	0.0%
	Fudo Tetra Corp.	1,066,900	1,710,457	0.1%
#	Fuji Machine Manufacturing Co., Ltd.	119,900	1,734,302	0.1%
	Fujikura, Ltd.	1,390,000	11,693,413	0.3%
	Fujisash Co., Ltd.	505,600	450,058	0.0%
	Fujitec Co., Ltd.	436,800	5,728,455	0.2%
	Fukuda Corp.	79,000	3,758,393	0.1%
	Fukushima Industries Corp.	86,400	3,326,644	0.1%
#	Fukuyama Transporting Co., Ltd.	774,400	4,920,308	0.1%
	FULLCAST Holdings Co., Ltd.	124,600	1,442,202	0.0%
	Funai Soken Holdings, Inc.	161,760	4,124,350	0.1%
	Furukawa Co., Ltd.	1,923,000	3,353,871	0.1%
	Furukawa Electric Co., Ltd.	98,900	4,409,489	0.1%
	Furusato Industries, Ltd.	55,600	838,130	0.0%
	Futaba Corp.	211,300	3,713,159	0.1%
	Gecoss Corp.	104,400	1,249,496	0.0%
	Giken, Ltd.	70,800	1,894,936	0.1%
	Glory, Ltd.	268,900	8,831,616	0.3%
	GS Yuasa Corp.	2,130,000	9,296,750	0.3%
#	Hamakyorex Co., Ltd.	102,200	2,555,902	0.1%
	Hanwa Co., Ltd.	1,221,000	8,755,469	0.3%
	Hazama Ando Corp.	1,082,400	6,831,310	0.2%
	Helios Techno Holdings Co., Ltd.	85,000	584,094	0.0%
	Hibiya Engineering, Ltd.	122,100	2,089,519	0.1%
	Hirakawa Hewtech Corp.	61,600	805,621	0.0%
	Hirano Tecseed Co., Ltd.	42,400	519,949	0.0%
#	Hirata Corp.	36,100	3,750,656	0.1%
	Hisaka Works, Ltd.	135,700	1,180,226	0.0%
	Hitachi Transport System, Ltd.	247,200	5,829,192	0.2%
	Hitachi Zosen Corp.	991,379	4,895,226	0.1%
	Hito Communications, Inc.	45,300	816,160	0.0%
	Hokuetsu Industries Co., Ltd.	113,700	1,038,923	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	37,700	311,115	0.0%
	Hosokawa Micron Corp.	44,000	1,923,102	0.1%
	Howa Machinery, Ltd.	78,700	546,371	0.0%
#	Ichiken Co., Ltd.	143,000	503,402	0.0%
	Ichinen Holdings Co., Ltd.	118,800	1,288,210	0.0%
	Idec Corp.	183,500	2,389,240	0.1%
	Ihara Science Corp.	6,900	112,652	0.0%
	Iino Kaiun Kaisha, Ltd.	567,500	2,440,083	0.1%
	Inaba Denki Sangyo Co., Ltd.	138,700	5,274,939	0.2%
	Inaba Seisakusho Co., Ltd.	51,100	659,057	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Inabata & Co., Ltd.	296,300	$3,941,497	0.1%
	Interworks, Inc.	6,800	71,019	0.0%
	Inui Global Logistics Co., Ltd.	75,180	563,406	0.0%
	Iseki & Co., Ltd.	111,000	2,179,268	0.1%
#	Ishii Iron Works Co., Ltd.	11,000	160,939	0.0%
	Itoki Corp.	235,200	2,017,614	0.1%
	Iwaki Co., Ltd.	2,700	56,069	0.0%
	Iwasaki Electric Co., Ltd.	372,000	596,702	0.0%
	Iwatani Corp.	1,162,000	7,218,845	0.2%
	JAC Recruitment Co., Ltd.	93,100	1,407,259	0.0%
#	Jalux, Inc.	39,500	954,671	0.0%
#	Jamco Corp.	68,400	1,508,532	0.1%
	Japan Asia Group, Ltd.	93,500	354,899	0.0%
	Japan Foundation Engineering Co., Ltd.	147,400	475,219	0.0%
	Japan Pulp & Paper Co., Ltd.	593,000	2,241,479	0.1%
	Japan Steel Works, Ltd. (The)	398,400	6,261,807	0.2%
	Japan Transcity Corp.	242,000	980,954	0.0%
	JK Holdings Co., Ltd.	92,440	542,617	0.0%
	Juki Corp.	194,500	2,829,501	0.1%
	Kamei Corp.	148,700	2,026,107	0.1%
	Kanaden Corp.	112,500	1,163,899	0.0%
#	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,254,260	0.0%
	Kanamoto Co., Ltd.	171,600	5,716,116	0.2%
	Kandenko Co., Ltd.	626,000	6,588,378	0.2%
	Kanematsu Corp.	2,438,625	5,003,936	0.1%
	Katakura Industries Co., Ltd.	138,900	1,646,362	0.1%
	Kato Works Co., Ltd.	62,800	1,768,090	0.1%
	KAWADA TECHNOLOGIES, Inc.	53,700	3,586,728	0.1%
	Kawagishi Bridge Works Co., Ltd.	21,000	167,229	0.0%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	258,631	0.0%
#*	Kawasaki Kisen Kaisha, Ltd.	2,758,000	6,644,638	0.2%
	Keihin Co., Ltd.	249,000	355,038	0.0%
	KFC, Ltd.	3,400	67,610	0.0%
*	KI Holdings Co., Ltd.	88,000	228,755	0.0%
	Kimura Chemical Plants Co., Ltd.	39,900	131,273	0.0%
	Kimura Unity Co., Ltd.	2,200	22,551	0.0%
	King Jim Co., Ltd.	56,700	486,725	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	18,899	433,801	0.0%
	Kintetsu World Express, Inc.	191,200	3,385,558	0.1%
	Kitagawa Iron Works Co., Ltd.	51,400	1,080,213	0.0%
	Kitano Construction Corp.	259,000	754,132	0.0%
	Kito Corp.	116,900	1,200,922	0.0%
	Kitz Corp.	543,500	5,079,894	0.1%
	Kobelco Eco-Solutions Co., Ltd.	103,000	402,855	0.0%
	Koike Sanso Kogyo Co., Ltd.	145,000	374,892	0.0%
#	Kokusai Co., Ltd.	41,700	350,437	0.0%
	Kokuyo Co., Ltd.	525,125	7,174,357	0.2%
	KOMAIHALTEC, Inc.	25,700	501,023	0.0%
	Komatsu Wall Industry Co., Ltd.	40,000	729,607	0.0%
	Komori Corp.	348,700	4,494,741	0.1%
	Kondotec, Inc.	124,000	1,041,842	0.0%
	Konoike Transport Co., Ltd.	145,700	1,990,265	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#*	Kosaido Co., Ltd.	248,600	$806,079	0.0%
	KRS Corp.	38,100	876,919	0.0%
	Kumagai Gumi Co., Ltd.	2,175,000	7,003,782	0.2%
	Kuroda Electric Co., Ltd.	219,100	4,302,060	0.1%
	Kyodo Printing Co., Ltd.	506,000	1,722,020	0.1%
	Kyokuto Boeki Kaisha, Ltd.	125,000	299,539	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	185,700	2,992,943	0.1%
	Kyoritsu Printing Co., Ltd.	132,600	398,950	0.0%
	Kyowa Exeo Corp.	481,800	8,123,572	0.2%
	Kyudenko Corp.	241,300	8,649,396	0.2%
	Like Co., Ltd.	25,500	722,905	0.0%
#	Link And Motivation, Inc.	251,400	1,806,154	0.1%
	Lonseal Corp.	13,900	331,544	0.0%
#	Luckland Co., Ltd.	14,800	272,184	0.0%
	Maeda Corp.	821,000	9,059,800	0.3%
	Maeda Kosen Co., Ltd.	115,000	1,740,623	0.1%
	Maeda Road Construction Co., Ltd.	387,000	7,726,421	0.2%
	Maezawa Industries, Inc.	35,700	103,449	0.0%
	Maezawa Kasei Industries Co., Ltd.	55,100	616,469	0.0%
	Maezawa Kyuso Industries Co., Ltd.	50,900	694,193	0.0%
	Makino Milling Machine Co., Ltd.	655,000	5,442,035	0.2%
#	Marubeni Construction Material Lease Co., Ltd.	75,000	145,584	0.0%
	Marufuji Sheet Piling Co., Ltd.	58,000	137,795	0.0%
	Maruka Machinery Co., Ltd.	32,200	537,201	0.0%
#	Maruwa Unyu Kikan Co., Ltd.	34,300	1,281,236	0.0%
	Maruyama Manufacturing Co., Inc.	23,000	361,376	0.0%
	Maruzen Co., Ltd.	46,000	603,885	0.0%
	Maruzen Showa Unyu Co., Ltd.	315,000	1,322,578	0.0%
	Matsuda Sangyo Co., Ltd.	85,882	1,134,452	0.0%
	Matsui Construction Co., Ltd.	135,300	1,076,469	0.0%
	Max Co., Ltd.	191,000	2,758,771	0.1%
	Meidensha Corp.	1,198,050	4,119,912	0.1%
	Meiji Electric Industries Co., Ltd.	16,000	192,255	0.0%
	Meiji Shipping Co., Ltd.	111,000	418,693	0.0%
	Meisei Industrial Co., Ltd.	251,000	1,524,244	0.1%
	Meitec Corp.	181,300	7,732,645	0.2%
#	Meiwa Corp.	158,000	628,206	0.0%
	Mesco, Inc.	22,000	241,350	0.0%
	METAWATER Co., Ltd.	79,600	2,182,953	0.1%
#	Mie Kotsu Group Holdings, Inc.	249,200	869,809	0.0%
	Mirait Holdings Corp.	374,085	4,207,639	0.1%
	Mitani Corp.	68,200	2,574,806	0.1%
	Mitsubishi Kakoki Kaisha, Ltd.	320,000	715,792	0.0%
#	Mitsubishi Nichiyu Forklift Co., Ltd.	194,000	1,348,979	0.0%
	Mitsubishi Pencil Co., Ltd.	200,600	5,661,662	0.2%
	Mitsuboshi Belting, Ltd.	328,000	3,641,739	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,320,461	0.2%
	Mitsui Matsushima Co., Ltd.	84,700	1,052,149	0.0%
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,712,485	0.1%
#	Mitsumura Printing Co., Ltd.	93,000	211,053	0.0%
#	Miyaji Engineering Group, Inc.	332,175	710,180	0.0%
	Morita Holdings Corp.	227,700	3,577,255	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	NAC Co., Ltd.	61,700	$550,083	0.0%
#	Nachi-Fujikoshi Corp.	1,045,000	5,960,364	0.2%
	Nagase & Co., Ltd.	503,500	7,681,692	0.2%
	Naigai Trans Line, Ltd.	18,500	210,967	0.0%
	Nakabayashi Co., Ltd.	211,000	597,292	0.0%
	Nakamoto Packs Co., Ltd.	1,900	51,058	0.0%
	Nakano Corp.	74,300	407,843	0.0%
	Namura Shipbuilding Co., Ltd.	314,028	1,856,806	0.1%
	Narasaki Sangyo Co., Ltd.	109,000	284,689	0.0%
	NDS Co., Ltd.	25,200	692,076	0.0%
#	NEC Capital Solutions, Ltd.	51,900	854,687	0.0%
	Nichias Corp.	587,000	6,790,267	0.2%
	Nichiban Co., Ltd.	141,000	1,198,108	0.0%
	Nichiden Corp.	27,400	955,056	0.0%
	Nichiha Corp.	178,680	6,305,114	0.2%
	Nichireki Co., Ltd.	151,800	1,795,942	0.1%
	Nihon Dengi Co., Ltd.	20,400	492,773	0.0%
	Nihon Flush Co., Ltd.	36,800	498,876	0.0%
#	Nihon Trim Co., Ltd.	30,700	1,253,002	0.0%
	Nikkato Corp.	700	3,750	0.0%
	Nikko Co., Ltd.	36,700	728,537	0.0%
	Nikkon Holdings Co., Ltd.	356,800	8,274,808	0.2%
	Nippi, Inc.	33,000	230,606	0.0%
	Nippo Corp.	227,000	4,568,492	0.1%
	Nippon Air Conditioning Services Co., Ltd.	87,100	523,649	0.0%
	Nippon Aqua Co., Ltd.	68,200	338,549	0.0%
#	Nippon Carbon Co., Ltd.	66,500	2,068,296	0.1%
	Nippon Concept Corp.	13,200	154,023	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	227,300	4,682,262	0.1%
	Nippon Dry-Chemical Co., Ltd.	300	6,367	0.0%
	Nippon Filcon Co., Ltd.	70,900	386,863	0.0%
	Nippon Hume Corp.	129,400	787,418	0.0%
	Nippon Kanzai Co., Ltd.	101,100	1,791,203	0.1%
#	Nippon Koei Co., Ltd.	86,600	2,461,705	0.1%
#	Nippon Parking Development Co., Ltd.	1,224,400	1,778,914	0.1%
	Nippon Rietec Co., Ltd.	8,300	92,444	0.0%
	Nippon Road Co., Ltd. (The)	437,000	2,304,298	0.1%
#	Nippon Seisen Co., Ltd.	100,000	633,742	0.0%
#*	Nippon Sharyo, Ltd.	422,000	1,079,037	0.0%
#*	Nippon Sheet Glass Co., Ltd.	620,800	5,146,342	0.2%
	Nippon Steel & Sumikin Bussan Corp.	95,560	4,590,023	0.1%
	Nippon Thompson Co., Ltd.	410,000	2,175,542	0.1%
#	Nippon Tungsten Co., Ltd.	62,000	115,358	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,942,000	8,746,817	0.3%
	Nishimatsu Construction Co., Ltd.	1,794,000	9,527,259	0.3%
	Nishio Rent All Co., Ltd.	96,100	3,071,541	0.1%
#	Nissei ASB Machine Co., Ltd.	52,300	1,822,076	0.1%
	Nissei Corp.	37,900	342,118	0.0%
	Nissei Plastic Industrial Co., Ltd.	184,500	1,750,371	0.1%
	Nisshinbo Holdings, Inc.	870,500	8,857,208	0.3%
	Nissin Corp.	435,000	2,109,695	0.1%
	Nissin Electric Co., Ltd.	388,100	4,124,077	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nitta Corp.	105,000	$3,275,623	0.1%
	Nitto Boseki Co., Ltd.	934,000	4,497,407	0.1%
	Nitto Kogyo Corp.	166,300	2,631,086	0.1%
	Nitto Kohki Co., Ltd.	68,500	1,573,279	0.1%
	Nitto Seiko Co., Ltd.	157,400	647,446	0.0%
	Nittoc Construction Co., Ltd.	173,600	892,518	0.0%
	Nittoku Engineering Co., Ltd.	81,900	2,275,677	0.1%
	Noda Corp.	153,600	1,383,089	0.0%
	Nomura Co., Ltd.	220,200	5,028,948	0.1%
	Noritake Co., Ltd.	69,200	2,370,444	0.1%
#	Noritz Corp.	172,400	3,427,200	0.1%
#	NS Tool Co., Ltd.	25,600	427,405	0.0%
	NS United Kaiun Kaisha, Ltd.	656,000	1,324,270	0.0%
	NTN Corp.	821,000	3,820,420	0.1%
	Obara Group, Inc.	79,200	4,324,460	0.1%
#	Odelic Co., Ltd.	21,400	893,184	0.0%
	Ohba Co., Ltd.	51,000	233,762	0.0%
	Ohmoto Gumi Co., Ltd.	11,000	88,144	0.0%
	Oiles Corp.	151,350	2,681,194	0.1%
	Okabe Co., Ltd.	242,100	2,233,175	0.1%
	Okada Aiyon Corp.	22,000	257,351	0.0%
#	Okamoto Machine Tool Works, Ltd.	254,000	555,180	0.0%
	Okamura Corp.	398,100	3,785,648	0.1%
#	OKK Corp.	425,000	481,724	0.0%
	OKUMA Corp.	849,000	8,123,501	0.2%
	Okumura Corp.	999,400	6,735,390	0.2%
#	Onoken Co., Ltd.	100,300	1,554,801	0.1%
	Organo Corp.	228,000	1,119,687	0.0%
	Origin Electric Co., Ltd.	173,000	477,824	0.0%
#	OSG Corp.	452,700	9,243,089	0.3%
	OSJB Holdings Corp.	840,700	2,196,272	0.1%
#	Outsourcing, Inc.	90,800	4,432,340	0.1%
	Oyo Corp.	119,300	1,678,773	0.1%
#	Paraca, Inc.	18,600	340,532	0.0%
	Parker Corp.	12,000	60,149	0.0%
#	Pasco Corp.	137,000	445,257	0.0%
#	Pasona Group, Inc.	126,800	1,171,591	0.0%
	Pegasus Sewing Machine Manufacturing Co., Ltd.	126,500	814,492	0.0%
	Penta-Ocean Construction Co., Ltd.	1,890,000	10,771,324	0.3%
	Pilot Corp.	188,800	8,040,850	0.2%
	Prestige International, Inc.	289,800	3,131,103	0.1%
	Pronexus, Inc.	126,400	1,476,314	0.0%
#	PS Mitsubishi Construction Co., Ltd.	165,800	727,826	0.0%
	Punch Industry Co., Ltd.	35,700	386,168	0.0%
	Quick Co., Ltd.	54,200	726,497	0.0%
	Raito Kogyo Co., Ltd.	313,100	3,316,205	0.1%
	Rasa Corp.	20,200	176,670	0.0%
	Relia, Inc.	285,100	3,105,072	0.1%
	Rheon Automatic Machinery Co., Ltd.	110,500	1,238,120	0.0%
	Rix Corp.	1,700	28,366	0.0%
	Ryobi, Ltd.	820,200	3,345,889	0.1%
	Sakai Heavy Industries, Ltd.	237,000	667,664	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Sakai Moving Service Co., Ltd.	65,000	$2,514,691	0.1%
*	Sanix, Inc.	87,400	170,693	0.0%
	Sanki Engineering Co., Ltd.	297,600	3,347,175	0.1%
#	Sanko Metal Industrial Co., Ltd.	13,600	402,135	0.0%
#	Sankyo Tateyama, Inc.	166,200	2,539,685	0.1%
	Sankyu, Inc.	1,540,000	10,075,002	0.3%
#	Sanoyas Holdings Corp.	141,400	321,791	0.0%
	Sansei Technologies, Inc.	33,900	267,542	0.0%
	Sanwa Holdings Corp.	923,800	9,756,170	0.3%
	Sanyo Denki Co., Ltd.	284,000	2,918,510	0.1%
#	Sanyo Engineering & Construction, Inc.	48,000	310,254	0.0%
	Sanyo Industries, Ltd.	99,000	192,964	0.0%
	Sanyo Trading Co., Ltd.	48,900	1,143,691	0.0%
	Sata Construction Co., Ltd.	85,399	330,872	0.0%
	Sato Holdings Corp.	158,700	3,983,736	0.1%
	Sato Shoji Corp.	66,800	530,634	0.0%
	Sawafuji Electric Co., Ltd.	27,000	138,973	0.0%
	SBS Holdings, Inc.	114,100	907,032	0.0%
#	Secom Joshinetsu Co., Ltd.	32,900	1,025,329	0.0%
	Seibu Electric Industry Co., Ltd.	20,500	426,749	0.0%
	Seika Corp.	313,000	1,110,520	0.0%
	Seikitokyu Kogyo Co., Ltd.	199,000	1,034,304	0.0%
	Seino Holdings Co., Ltd.	258,600	3,447,508	0.1%
	Sekisui Jushi Corp.	180,900	3,325,720	0.1%
	Senko Group Holdings Co., Ltd.	635,400	4,137,516	0.1%
	Senshu Electric Co., Ltd.	36,600	694,975	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	267,000	862,438	0.0%
	Shibuya Corp.	108,000	3,258,357	0.1%
#	Shima Seiki Manufacturing, Ltd.	161,400	7,534,169	0.2%
	Shin Nippon Air Technologies Co., Ltd.	86,280	1,218,182	0.0%
#	Shin-Keisei Electric Railway Co., Ltd.	181,000	674,742	0.0%
	Shinmaywa Industries, Ltd.	550,000	4,649,303	0.1%
	Shinnihon Corp.	186,700	1,519,905	0.1%
	Shinsho Corp.	35,500	816,649	0.0%
	Shinwa Co., Ltd.	40,300	771,219	0.0%
*	Shoko Co., Ltd.	212,000	184,962	0.0%
	Showa Aircraft Industry Co., Ltd.	18,437	193,658	0.0%
#	SIGMAXYZ, Inc.	56,700	478,189	0.0%
	Sinfonia Technology Co., Ltd.	806,000	3,332,145	0.1%
	Sinko Industries, Ltd.	119,600	1,920,089	0.1%
	Sintokogio, Ltd.	275,100	2,863,583	0.1%
	Soda Nikka Co., Ltd.	94,000	440,265	0.0%
#	Sodick Co., Ltd.	292,200	3,406,655	0.1%
	Space Co., Ltd.	71,520	945,176	0.0%
	Srg Takamiya Co., Ltd.	121,100	610,166	0.0%
	Star Micronics Co., Ltd.	196,000	3,185,035	0.1%
#	Subaru Enterprise Co., Ltd.	58,000	315,225	0.0%
	Sugimoto & Co., Ltd.	36,500	503,443	0.0%
	Sumitomo Densetsu Co., Ltd.	104,400	1,512,115	0.1%
	Sumitomo Mitsui Construction Co., Ltd.	5,477,700	5,859,613	0.2%
	Sumitomo Precision Products Co., Ltd.	189,000	591,486	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	819,000	5,204,213	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
*	SWCC Showa Holdings Co., Ltd.	1,562,000	$1,154,912	0.0%
	Tadano, Ltd.	591,700	7,169,033	0.2%
	Taihei Dengyo Kaisha, Ltd.	207,000	2,391,648	0.1%
#	Taiheiyo Kouhatsu, Inc.	407,000	355,226	0.0%
	Taikisha, Ltd.	147,000	3,884,640	0.1%
	Takamatsu Construction Group Co., Ltd.	80,000	1,949,458	0.1%
	Takamatsu Machinery Co., Ltd.	1,600	12,815	0.0%
#	Takano Co., Ltd.	52,300	530,272	0.0%
	Takaoka Toko Co., Ltd.	63,320	919,568	0.0%
#	Takara Printing Co., Ltd.	52,755	761,306	0.0%
	Takara Standard Co., Ltd.	253,500	4,149,264	0.1%
	Takasago Thermal Engineering Co., Ltd.	355,200	5,787,643	0.2%
	Takashima & Co., Ltd.	225,000	417,008	0.0%
	Takeei Corp.	138,100	1,332,791	0.0%
	Takeuchi Manufacturing Co., Ltd.	222,800	4,117,055	0.1%
	Takigami Steel Construction Co., Ltd. (The)	53,000	225,592	0.0%
	Takisawa Machine Tool Co., Ltd.	368,000	581,010	0.0%
	Takuma Co., Ltd.	438,000	4,409,348	0.1%
#	Tanseisha Co., Ltd.	219,949	2,344,622	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	257,400	1,565,423	0.1%
	TECHNO ASSOCIE Co., Ltd.	56,800	576,467	0.0%
	Techno Ryowa, Ltd.	69,390	488,741	0.0%
	TechnoPro Holdings, Inc.	167,600	6,746,190	0.2%
	Teikoku Electric Manufacturing Co., Ltd.	108,800	1,116,586	0.0%
	Teikoku Sen-I Co., Ltd.	115,900	1,929,985	0.1%
#	Tekken Corp.	669,000	1,992,495	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	193,762	0.0%
	Terasaki Electric Co., Ltd.	9,300	102,371	0.0%
#*	Toa Corp.	110,300	1,743,454	0.1%
	TOA ROAD Corp.	266,000	1,114,848	0.0%
	Tobishima Corp.	1,186,500	1,778,963	0.1%
	Tocalo Co., Ltd.	91,900	3,030,637	0.1%
	Toda Corp.	1,230,000	7,682,845	0.2%
	Toenec Corp.	246,000	1,529,286	0.1%
	Togami Electric Manufacturing Co., Ltd.	49,000	211,802	0.0%
#	TOKAI Holdings Corp.	528,400	3,948,783	0.1%
	Tokai Lease Co., Ltd.	162,000	302,675	0.0%
	Tokyo Energy & Systems, Inc.	139,000	1,250,943	0.0%
#	Tokyo Keiki, Inc.	405,000	1,007,055	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	17,000	11,086	0.0%
	Tokyo Sangyo Co., Ltd.	83,900	331,242	0.0%
	Tokyu Construction Co., Ltd.	468,900	3,843,344	0.1%
	Toli Corp.	283,000	942,471	0.0%
	Tomoe Corp.	156,100	496,370	0.0%
#	Tomoe Engineering Co., Ltd.	42,600	682,743	0.0%
	Tonami Holdings Co., Ltd.	338,000	1,265,641	0.0%
	Toppan Forms Co., Ltd.	298,500	3,089,754	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	117,100	1,186,279	0.0%
#	Toshiba Machine Co., Ltd.	698,000	3,140,981	0.1%
	Toshiba Plant Systems & Services Corp.	262,650	4,149,713	0.1%
#	Tosho Printing Co., Ltd.	236,000	1,069,052	0.0%
	Totech Corp.	17,300	298,759	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Totetsu Kogyo Co., Ltd.	168,700	$5,166,173	0.2%
	Totoku Electric Co., Ltd.	2,300	41,926	0.0%
	Toyo Construction Co., Ltd.	431,200	1,702,090	0.1%
#	Toyo Denki Seizo K.K.	45,500	675,408	0.0%
#	Toyo Engineering Corp.	944,400	2,331,826	0.1%
	Toyo Machinery & Metal Co., Ltd.	100,900	676,609	0.0%
	Toyo Tanso Co., Ltd.	68,800	1,192,663	0.0%
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	553,926	0.0%
	Trancom Co., Ltd.	43,300	2,116,012	0.1%
	Trinity Industrial Corp.	22,000	157,721	0.0%
	Trusco Nakayama Corp.	335,300	8,013,595	0.2%
	Trust Tech, Inc.	50,000	972,815	0.0%
#	Tsubaki Nakashima Co., Ltd.	94,700	1,836,941	0.1%
	Tsubakimoto Chain Co.	864,700	7,488,302	0.2%
	Tsubakimoto Kogyo Co., Ltd.	117,000	456,125	0.0%
#*	Tsudakoma Corp.	294,000	476,966	0.0%
	Tsugami Corp.	395,000	2,842,946	0.1%
	Tsukishima Kikai Co., Ltd.	171,300	1,959,745	0.1%
	Tsurumi Manufacturing Co., Ltd.	106,000	1,762,223	0.1%
	TTK Co., Ltd.	62,000	286,642	0.0%
	Uchida Yoko Co., Ltd.	59,400	1,487,077	0.1%
	Ueki Corp.	348,000	846,138	0.0%
	Union Tool Co.	56,400	1,581,385	0.1%
	Ushio, Inc.	655,900	8,278,650	0.2%
*	UT Group Co., Ltd.	189,500	3,042,518	0.1%
	Utoc Corp.	98,700	413,419	0.0%
#	Wakachiku Construction Co., Ltd.	1,052,000	1,528,549	0.1%
	Wakita & Co., Ltd.	246,200	2,861,176	0.1%
	WDB Holdings Co., Ltd.	51,300	1,049,029	0.0%
	Weathernews, Inc.	38,500	1,287,627	0.0%
	Will Group, Inc.	45,800	389,547	0.0%
	World Holdings Co., Ltd.	43,300	1,011,763	0.0%
	Yahagi Construction Co., Ltd.	159,400	1,302,740	0.0%
	YAMABIKO Corp.	216,428	2,342,735	0.1%
	YAMADA Consulting Group Co., Ltd.	6,200	415,953	0.0%
#	Yamashin-Filter Corp.	30,300	591,986	0.0%
	Yamashina Corp.	276,000	179,266	0.0%
	Yamato Corp.	87,800	512,572	0.0%
	Yamaura Corp.	26,900	229,570	0.0%
	Yamazen Corp.	345,700	3,516,240	0.1%
	Yasuda Logistics Corp.	94,300	617,181	0.0%
	Yokogawa Bridge Holdings Corp.	214,100	2,968,517	0.1%
	Yondenko Corp.	131,800	602,084	0.0%
	Yuasa Trading Co., Ltd.	108,500	3,299,875	0.1%
	Yuken Kogyo Co., Ltd.	201,000	406,365	0.0%
#	Yumeshin Holdings Co., Ltd.	267,000	1,776,161	0.1%
	Yurtec Corp.	249,000	1,702,027	0.1%
	Yusen Logistics Co., Ltd.	109,500	1,013,377	0.0%
#	Yushin Precision Equipment Co., Ltd.	3,400	83,952	0.0%
	Zaoh Co., Ltd.	2,000	25,904	0.0%
#	Zenitaka Corp. (The)	133,000	512,534	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Zuiko Corp.	22,500	$788,875	0.0%
Total Industrials			1,014,798,844	28.1%

Information Technology — (12.9%)
#	A&D Co., Ltd.	113,900	458,806	0.0%
#*	Access Co., Ltd.	213,000	1,652,908	0.1%
#	Ad-sol Nissin Corp.	19,400	206,201	0.0%
#	Adtec Plasma Technology Co., Ltd.	29,900	521,502	0.0%
	AGS Corp.	1,200	17,151	0.0%
#	Ai Holdings Corp.	247,200	6,657,858	0.2%
	Aichi Tokei Denki Co., Ltd.	18,700	631,629	0.0%
	Aiphone Co., Ltd.	71,900	1,262,465	0.0%
*	Akatsuki, Inc.	18,000	1,408,949	0.0%
	Alpha Systems, Inc.	36,360	742,938	0.0%
	Amano Corp.	377,600	7,881,083	0.2%
	Anritsu Corp.	873,500	7,892,418	0.2%
	AOI Electronic Co., Ltd.	26,900	1,006,478	0.0%
*	Apic Yamada Corp.	5,600	23,790	0.0%
	Argo Graphics, Inc.	49,400	1,139,141	0.0%
	Arisawa Manufacturing Co., Ltd.	200,900	1,546,542	0.1%
#	ArtSpark Holdings, Inc.	36,200	463,586	0.0%
	Asahi Net, Inc.	96,900	443,247	0.0%
	Ateam, Inc.	68,700	1,822,466	0.1%
	Aval Data Corp.	14,500	206,760	0.0%
	Axell Corp.	44,900	314,656	0.0%
	Azbil Corp.	160,000	6,091,149	0.2%
*	Bengo4.com, Inc.	15,200	193,849	0.0%
#	Broadband Tower, Inc.	253,500	571,173	0.0%
	Broadleaf Co., Ltd.	283,700	1,751,157	0.1%
	CAC Holdings Corp.	81,800	765,686	0.0%
	Canon Electronics, Inc.	133,800	2,741,471	0.1%
#	Capcom Co., Ltd.	294,600	6,992,364	0.2%
	CDS Co., Ltd.	3,900	45,827	0.0%
	Chino Corp.	37,100	411,188	0.0%
	Citizen Watch Co., Ltd.	1,594,400	11,218,770	0.3%
	CMK Corp.	284,400	2,363,871	0.1%
#	COLOPL, Inc.	298,600	3,028,497	0.1%
	Computer Engineering & Consulting, Ltd.	80,000	1,539,624	0.1%
	Computer Institute of Japan, Ltd.	70,300	355,439	0.0%
	Comture Corp.	20,100	870,303	0.0%
	CONEXIO Corp.	114,700	1,974,926	0.1%
#	COOKPAD, Inc.	287,400	2,333,152	0.1%
	Core Corp.	34,500	460,565	0.0%
	Cresco, Ltd.	30,700	1,018,202	0.0%
#	CROOZ, Inc.	45,600	1,093,456	0.0%
	Cube System, Inc.	36,700	286,337	0.0%
#	Cybernet Systems Co., Ltd.	48,200	305,463	0.0%
	Cybozu, Inc.	71,600	322,559	0.0%
	Dai-ichi Seiko Co., Ltd.	55,600	1,078,159	0.0%
	Daishinku Corp.	40,999	615,815	0.0%
	Daitron Co., Ltd.	40,900	466,144	0.0%
	Daiwabo Holdings Co., Ltd.	1,186,000	4,133,121	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Denki Kogyo Co., Ltd.	322,000	$1,657,739	0.1%
	Densan System Co., Ltd.	16,300	253,386	0.0%
	Designone Japan, Inc.	22,500	299,074	0.0%
*	Dexerials Corp.	284,800	2,789,799	0.1%
	Digital Arts, Inc.	63,200	2,210,263	0.1%
#	Dip Corp.	182,000	3,702,390	0.1%
	DKK-Toa Corp.	42,300	266,311	0.0%
*	Drecom Co., Ltd.	64,300	1,241,245	0.0%
	DTS Corp.	128,500	3,947,783	0.1%
#	E-Guardian, Inc.	49,000	950,608	0.0%
	Eizo Corp.	108,300	4,266,274	0.1%
	Elecom Co., Ltd.	102,900	2,086,663	0.1%
	Elematec Corp.	52,271	851,060	0.0%
#*	Enigmo, Inc.	73,800	1,071,999	0.0%
	Enplas Corp.	59,300	1,829,721	0.1%
	ESPEC Corp.	120,500	1,845,238	0.1%
	Excel Co., Ltd.	49,300	642,724	0.0%
	F@N Communications, Inc.	297,800	2,635,852	0.1%
#	Faith, Inc.	27,910	307,312	0.0%
#*	FDK Corp.	552,000	659,535	0.0%
	Fenwal Controls of Japan, Ltd.	1,000	13,330	0.0%
	Ferrotec Holdings Corp.	191,600	2,485,041	0.1%
#*	FFRI, Inc.	20,400	961,006	0.0%
	FIRSTLOGIC, Inc.	3,200	73,364	0.0%
	Fixstars Corp.	22,600	803,077	0.0%
#*	Flight Holdings, Inc.	50,900	460,651	0.0%
	Forval Corp.	4,700	33,631	0.0%
#	FTGroup Co., Ltd.	74,000	623,759	0.0%
#*	FueTrek Co., Ltd.	38,100	337,335	0.0%
	Fuji Soft, Inc.	128,300	3,633,226	0.1%
	Fujitsu Frontech, Ltd.	75,300	1,199,910	0.0%
#	Fukui Computer Holdings, Inc.	43,600	1,464,506	0.1%
#*	Full Speed, Inc.	34,700	315,933	0.0%
	Furuno Electric Co., Ltd.	139,600	830,421	0.0%
	Furuya Metal Co., Ltd.	12,400	283,526	0.0%
	Future Corp.	137,100	1,074,577	0.0%
#*	G Three Holdings Corp.	195,200	329,979	0.0%
	GL Sciences, Inc.	15,600	179,574	0.0%
#	GMO Cloud K.K.	26,100	868,776	0.0%
#	GMO internet, Inc.	432,400	5,629,607	0.2%
#	GMO Payment Gateway, Inc.	98,500	5,459,302	0.2%
	Gree, Inc.	672,200	5,875,310	0.2%
#	GungHo Online Entertainment, Inc.	146,300	376,755	0.0%
#*	Gunosy, Inc.	57,300	1,188,275	0.0%
	Gurunavi, Inc.	172,800	2,809,565	0.1%
	Hagiwara Electric Co., Ltd.	26,800	525,469	0.0%
	Hakuto Co., Ltd.	90,500	1,145,881	0.0%
#	Hearts United Group Co., Ltd.	84,800	1,294,015	0.0%
	Hibino Corp.	22,500	465,588	0.0%
	Hioki EE Corp.	58,200	1,148,644	0.0%
	Hitachi Kokusai Electric, Inc.	332,500	7,764,938	0.2%
	Hitachi Maxell, Ltd.	203,100	4,164,002	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Hochiki Corp.	140,000	$2,240,461	0.1%
#	Hokuriku Electric Industry Co., Ltd.	482,000	588,506	0.0%
	Honda Tsushin Kogyo Co., Ltd.	40,000	562,311	0.0%
	Horiba, Ltd.	153,050	9,335,984	0.3%
	Hosiden Corp.	362,000	4,161,085	0.1%
	I-Net Corp.	62,390	736,067	0.0%
	I-O Data Device, Inc.	42,300	458,466	0.0%
	Ibiden Co., Ltd.	428,378	7,408,638	0.2%
	Icom, Inc.	60,800	1,363,283	0.0%
#*	IGNIS, Ltd.	12,200	498,329	0.0%
#	Ikegami Tsushinki Co., Ltd.	339,000	465,293	0.0%
	Ines Corp.	183,900	1,842,633	0.1%
#	Infocom Corp.	80,400	1,543,874	0.1%
	Infomart Corp.	524,700	3,992,378	0.1%
	Information Development Co.	37,200	469,833	0.0%
	Information Services International-Dentsu, Ltd.	75,900	1,780,312	0.1%
	Innotech Corp.	105,000	622,885	0.0%
	Intelligent Wave, Inc.	48,900	300,950	0.0%
#	Inter Action Corp.	57,600	395,984	0.0%
	Internet Initiative Japan, Inc.	192,400	3,497,365	0.1%
	Iriso Electronics Co., Ltd.	55,300	4,459,860	0.1%
#	Istyle, Inc.	194,400	1,540,450	0.1%
#*	ITbook Co., Ltd.	78,800	437,933	0.0%
	Itfor, Inc.	151,700	836,514	0.0%
#	ITmedia, Inc.	4,600	27,384	0.0%
*	Itokuro, Inc.	18,200	718,616	0.0%
	Iwatsu Electric Co., Ltd.	572,000	412,748	0.0%
	Japan Aviation Electronics Industry, Ltd.	298,000	4,135,095	0.1%
	Japan Cash Machine Co., Ltd.	18,800	195,848	0.0%
#*	Japan Display, Inc.	2,144,300	4,066,803	0.1%
#	Japan Material Co., Ltd.	125,700	2,350,987	0.1%
	Japan Radio Co., Ltd.	71,000	912,482	0.0%
	Jastec Co., Ltd.	66,500	732,367	0.0%
#	JBCC Holdings, Inc.	87,500	649,310	0.0%
#*	JIG-SAW, Inc.	14,400	813,282	0.0%
	Justsystems Corp.	206,000	3,064,336	0.1%
	Kaga Electronics Co., Ltd.	110,100	2,260,118	0.1%
	Kanematsu Electronics, Ltd.	74,100	2,279,569	0.1%
#*	KLab, Inc.	206,200	3,261,362	0.1%
	Koa Corp.	195,900	3,637,677	0.1%
	Kyoden Co., Ltd.	91,700	277,247	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	279,000	1,463,634	0.1%
	Kyowa Electronics Instruments Co., Ltd.	135,100	551,374	0.0%
#	LAC Co., Ltd.	93,800	1,233,856	0.0%
#	Lasertec Corp.	242,000	3,370,813	0.1%
#*	Livesense, Inc.	17,200	106,115	0.0%
	m-up, Inc.	28,300	486,032	0.0%
	Macnica Fuji Electronics Holdings, Inc.	203,150	2,976,350	0.1%
	Mamezou Holdings Co., Ltd.	85,300	765,059	0.0%
	MarkLines Co., Ltd.	15,400	123,719	0.0%
	Marubun Corp.	95,700	670,904	0.0%
	Maruwa Co., Ltd.	56,800	2,350,745	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Marvelous, Inc.	196,300	$1,937,893	0.1%
	MCJ Co., Ltd.	212,000	2,237,820	0.1%
#	Media Do Co., Ltd.	35,500	874,428	0.0%
#	Megachips Corp.	1,700	42,029	0.0%
	Meiko Electronics Co., Ltd.	121,800	1,558,743	0.1%
	Melco Holdings, Inc.	75,500	2,151,979	0.1%
#	Micronics Japan Co., Ltd.	206,600	2,044,407	0.1%
#	Mimaki Engineering Co., Ltd.	101,600	705,809	0.0%
	Mimasu Semiconductor Industry Co., Ltd.	101,481	1,531,077	0.1%
	Miraial Co., Ltd.	38,800	377,067	0.0%
	Miroku Jyoho Service Co., Ltd.	111,600	2,368,703	0.1%
#	Mitsubishi Research Institute, Inc.	37,700	1,094,493	0.0%
	Mitsui High-Tec, Inc.	150,400	2,408,716	0.1%
	Mobile Create Co., Ltd.	59,800	213,291	0.0%
#	Mobile Factory, Inc.	29,600	431,061	0.0%
#*	Morpho, Inc.	25,100	1,236,324	0.0%
#	MTI, Ltd.	196,600	1,269,999	0.0%
	Mutoh Holdings Co., Ltd.	146,000	327,307	0.0%
#*	Mynet, Inc.	18,200	469,728	0.0%
	Nagano Keiki Co., Ltd.	31,700	217,103	0.0%
	Nakayo, Inc.	390,000	1,373,951	0.0%
	NEC Networks & System Integration Corp.	136,600	2,972,793	0.1%
	NET One Systems Co., Ltd.	525,900	4,992,633	0.1%
*	New Japan Radio Co., Ltd.	96,000	582,353	0.0%
#	Nexyz Group Corp.	48,000	867,087	0.0%
	Nichicon Corp.	334,200	3,599,187	0.1%
	Nihon Dempa Kogyo Co., Ltd.	104,100	813,043	0.0%
	Nihon Unisys, Ltd.	351,175	5,562,086	0.2%
	Nippon Ceramic Co., Ltd.	62,200	1,453,125	0.1%
	Nippon Chemi-Con Corp.	990,000	3,593,034	0.1%
	Nippon Information Development Co., Ltd.	1,800	54,409	0.0%
#	Nippon Kodoshi Corp.	32,700	376,491	0.0%
	Nippon Signal Co., Ltd.	323,300	2,982,549	0.1%
	Nippon Systemware Co., Ltd.	42,900	708,521	0.0%
#	Nissha Printing Co., Ltd.	229,300	6,375,856	0.2%
	Nohmi Bosai, Ltd.	145,900	2,103,893	0.1%
	Noritsu Koki Co., Ltd.	120,000	1,045,625	0.0%
	NS Solutions Corp.	192,200	4,581,176	0.1%
	NSD Co., Ltd.	206,780	3,728,903	0.1%
	Nuflare Technology, Inc.	27,000	1,613,524	0.1%
#	Ohara, Inc.	47,600	535,305	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	260,596	0.0%
	Oki Electric Industry Co., Ltd.	493,000	7,002,960	0.2%
	ONO Sokki Co., Ltd.	58,400	396,057	0.0%
#	Optex Group Co., Ltd.	87,600	2,838,616	0.1%
#*	Optim Corp.	25,000	684,756	0.0%
	Osaki Electric Co., Ltd.	254,000	1,901,612	0.1%
	Paltek Corp.	14,600	123,624	0.0%
	PCA Corp.	2,500	33,302	0.0%
	PCI Holdings, Inc.	15,000	347,596	0.0%
	Poletowin Pitcrew Holdings, Inc.	86,400	1,236,452	0.0%
	Rakus Co., Ltd.	28,200	543,663	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Renesas Easton Co., Ltd.	55,600	$287,227	0.0%
#	Riken Keiki Co., Ltd.	97,700	1,821,476	0.1%
	Riso Kagaku Corp.	179,500	3,509,988	0.1%
	Roland DG Corp.	82,600	1,886,726	0.1%
#	Rorze Corp.	56,400	1,313,378	0.0%
#	RS Technologies Co., Ltd.	17,600	642,509	0.0%
#*	RVH, Inc.	78,100	502,634	0.0%
	Ryoden Corp.	187,000	1,298,529	0.0%
	Ryosan Co., Ltd.	191,900	7,017,677	0.2%
	Ryoyo Electro Corp.	127,900	2,043,541	0.1%
	Saison Information Systems Co., Ltd.	2,700	40,813	0.0%
#	Sakura Internet, Inc.	90,900	746,715	0.0%
	Sanken Electric Co., Ltd.	718,000	3,028,837	0.1%
	Sanshin Electronics Co., Ltd.	164,300	2,116,939	0.1%
#	Satori Electric Co., Ltd.	85,880	638,399	0.0%
#	Saxa Holdings, Inc.	298,000	549,540	0.0%
#	Scala, Inc.	91,500	684,254	0.0%
	Seikoh Giken Co., Ltd.	10,500	187,989	0.0%
	Shibaura Electronics Co., Ltd.	43,000	1,356,310	0.0%
	Shibaura Mechatronics Corp.	200,000	603,503	0.0%
#*	SHIFT, Inc.	32,500	347,511	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	461,000	2,510,258	0.1%
#*	Shinkawa, Ltd.	94,400	600,322	0.0%
	Shinko Electric Industries Co., Ltd.	470,400	3,997,891	0.1%
	Shinko Shoji Co., Ltd.	135,600	1,727,399	0.1%
	Shizuki Electric Co., Inc.	101,900	612,510	0.0%
#	Siix Corp.	92,900	3,688,690	0.1%
	SK-Electronics Co., Ltd.	35,500	412,711	0.0%
	SMK Corp.	372,000	1,427,708	0.1%
	SMS Co., Ltd.	185,400	5,635,549	0.2%
#	Softbank Technology Corp.	68,200	1,240,326	0.0%
#	Softbrain Co., Ltd.	161,300	739,676	0.0%
	Softcreate Holdings Corp.	44,200	556,452	0.0%
#	Soliton Systems K.K.	45,500	509,424	0.0%
#	Sourcenext Corp.	81,100	461,599	0.0%
	SRA Holdings	63,100	1,699,040	0.1%
	Sumida Corp.	131,549	2,082,905	0.1%
	Sun-Wa Technos Corp.	54,900	726,952	0.0%
	Suzuden Corp.	12,200	137,012	0.0%
	Systemsoft Corp.	213,600	304,796	0.0%
	Systena Corp.	116,600	2,348,553	0.1%
#	Tabuchi Electric Co., Ltd.	154,600	488,680	0.0%
	Tachibana Eletech Co., Ltd.	98,560	1,340,884	0.0%
#	Taiyo Yuden Co., Ltd.	678,700	10,723,060	0.3%
	Takachiho Koheki Co., Ltd.	10,200	99,628	0.0%
	TAKEBISHI Corp.	16,600	207,424	0.0%
	Tamura Corp.	457,000	2,134,930	0.1%
	Tazmo Co., Ltd.	32,800	671,415	0.0%
	TDC Software Engineering, Inc.	29,900	336,395	0.0%
#*	Teac Corp.	706,000	314,556	0.0%
	TechMatrix Corp.	92,800	1,538,927	0.1%
#	Tecnos Japan, Inc.	98,800	1,022,951	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Teikoku Tsushin Kogyo Co., Ltd.	204,000	$379,413	0.0%
	TIS, Inc.	450,901	12,555,547	0.4%
	TKC Corp.	105,800	3,122,658	0.1%
	Tokyo Electron Device, Ltd.	41,100	615,872	0.0%
	Tokyo Seimitsu Co., Ltd.	240,800	7,768,248	0.2%
	Tomen Devices Corp.	2,400	47,552	0.0%
	Topcon Corp.	595,400	10,287,557	0.3%
	Torex Semiconductor, Ltd.	33,100	523,634	0.0%
	Tose Co., Ltd.	17,500	362,647	0.0%
	Toshiba TEC Corp.	806,000	4,173,605	0.1%
	Toukei Computer Co., Ltd.	22,710	564,676	0.0%
#	Towa Corp.	131,400	1,932,845	0.1%
	Toyo Corp.	141,000	1,360,506	0.0%
	Transcosmos, Inc.	186,300	4,469,042	0.1%
#	Tri Chemical Laboratories, Inc.	32,300	827,151	0.0%
	UKC Holdings Corp.	86,600	1,459,227	0.1%
	Ulvac, Inc.	131,600	6,350,010	0.2%
#	UMC Electronics Co Ltd	10,500	153,199	0.0%
	Uniden Holdings Corp.	376,000	833,996	0.0%
	UNIRITA, Inc.	6,400	99,170	0.0%
#	UNITED, Inc.	69,000	1,632,637	0.1%
#	V Technology Co., Ltd.	27,500	4,747,648	0.1%
*	V-Cube, Inc.	85,300	447,591	0.0%
#	VeriServe Corp.	12,400	385,164	0.0%
#	Vitec Holdings Co., Ltd.	47,400	591,243	0.0%
	Voyage Group, Inc.	47,100	964,658	0.0%
#	Wellnet Corp.	86,200	1,065,386	0.0%
#	YAC Holdings Co., Ltd.	48,900	575,876	0.0%
#	Yamaichi Electronics Co., Ltd.	146,000	2,249,738	0.1%
	Yashima Denki Co., Ltd.	44,300	317,157	0.0%
#	Yokowo Co., Ltd.	86,200	1,093,032	0.0%
	Zappallas, Inc.	55,900	260,727	0.0%
#*	ZIGExN Co., Ltd.	104,000	1,517,722	0.1%
	Zuken, Inc.	85,800	1,204,729	0.0%
Total Information Technology			514,741,752	14.2%

Materials — (10.7%)
	Achilles Corp.	98,500	1,655,789	0.1%
	ADEKA Corp.	544,000	8,311,239	0.2%
#	Agro-Kanesho Co., Ltd.	68,400	1,003,106	0.0%
	Aichi Steel Corp.	67,000	2,647,051	0.1%
	Alconix Corp.	64,800	1,135,832	0.0%
	Arakawa Chemical Industries, Ltd.	97,500	1,673,465	0.1%
	Araya Industrial Co., Ltd.	268,000	455,678	0.0%
	Asahi Holdings, Inc.	182,350	3,001,340	0.1%
	Asahi Printing Co., Ltd.	800	18,708	0.0%
	Asahi Yukizai Corp.	424,000	935,912	0.0%
	Asia Pile Holdings Corp.	86,500	578,181	0.0%
	C Uyemura & Co., Ltd.	25,000	1,287,054	0.0%
	Carlit Holdings Co., Ltd.	89,600	475,466	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	552,000	1,159,105	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	261,234	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Chugoku Marine Paints, Ltd.	375,500	$2,897,403	0.1%
	CI Takiron Corp.	328,000	1,745,087	0.1%
	Dai Nippon Toryo Co., Ltd.	740,000	2,021,008	0.1%
	Daido Steel Co., Ltd.	1,685,000	9,716,591	0.3%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	111,200	1,300,553	0.0%
	Daiken Corp.	91,100	1,959,248	0.1%
	Daiki Aluminium Industry Co., Ltd.	183,000	1,011,877	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	3,238,469	0.1%
#	Daio Paper Corp.	497,300	6,714,719	0.2%
	Denka Co., Ltd.	1,949,000	10,085,716	0.3%
	DKS Co., Ltd.	247,000	1,095,507	0.0%
	Dynapac Co., Ltd.	5,000	69,498	0.0%
	FP Corp.	148,000	8,014,172	0.2%
	Fuji Seal International, Inc.	264,200	7,304,086	0.2%
	Fujikura Kasei Co., Ltd.	145,500	814,399	0.0%
	Fujimi, Inc.	118,100	2,445,741	0.1%
	Fujimori Kogyo Co., Ltd.	96,500	3,034,080	0.1%
#	Fumakilla, Ltd.	94,000	803,942	0.0%
	Fuso Chemical Co., Ltd.	82,200	2,674,961	0.1%
	Geostr Corp.	66,200	576,865	0.0%
	Godo Steel, Ltd.	87,400	1,556,563	0.0%
	Gun-Ei Chemical Industry Co., Ltd.	28,600	928,386	0.0%
	Hakudo Co., Ltd.	14,000	212,518	0.0%
#	Haneda Zenith Holdings Co., Ltd.	200,100	588,320	0.0%
	Harima Chemicals Group, Inc.	79,000	651,606	0.0%
	Hodogaya Chemical Co., Ltd.	39,500	1,585,033	0.1%
	Hokkan Holdings, Ltd.	275,000	1,043,979	0.0%
	Hokko Chemical Industry Co., Ltd.	114,600	499,227	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	857,799	6,737,967	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	111,530	0.0%
	Ise Chemicals Corp.	81,000	352,965	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	218,150	2,240,408	0.1%
	Ishizuka Glass Co., Ltd.	119,000	232,070	0.0%
	JCU Corp.	68,500	2,438,480	0.1%
	JSP Corp.	79,300	2,397,793	0.1%
	Kanto Denka Kogyo Co., Ltd.	264,000	2,330,095	0.1%
	Katakura & Co-op Agri Corp.	76,000	182,642	0.0%
	Kawakin Holdings Co., Ltd.	11,000	35,587	0.0%
	KeePer Technical Laboratory Co., Ltd.	26,600	316,407	0.0%
	Kimoto Co., Ltd.	228,000	505,830	0.0%
	Koatsu Gas Kogyo Co., Ltd.	162,293	1,172,712	0.0%
	Kogi Corp.	55,000	118,034	0.0%
	Kohsoku Corp.	60,200	571,688	0.0%
	Konishi Co., Ltd.	193,600	2,775,706	0.1%
#	Konoshima Chemical Co., Ltd.	31,000	517,649	0.0%
	Krosaki Harima Corp.	309,000	1,193,131	0.0%
#	Kumiai Chemical Industry Co., Ltd.	494,287	2,861,332	0.1%
	Kureha Corp.	87,650	4,344,408	0.1%
	Kurimoto, Ltd.	61,500	1,116,480	0.0%
	Kuriyama Holdings Corp.	26,200	448,853	0.0%
#	Kyoei Steel, Ltd.	122,900	2,039,775	0.1%
	Kyowa Leather Cloth Co., Ltd.	54,100	451,877	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Lintec Corp.	286,700	$6,869,812	0.2%
#	MEC Co., Ltd.	109,500	1,364,152	0.0%
	Mitani Sekisan Co., Ltd.	38,200	966,910	0.0%
*	Mitsubishi Paper Mills, Ltd.	179,500	1,292,696	0.0%
	Mitsubishi Steel Manufacturing Co., Ltd.	891,000	2,097,979	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,627,000	14,213,882	0.4%
#	MORESCO Corp.	41,300	764,732	0.0%
	Mory Industries, Inc.	31,900	656,171	0.0%
	Nakayama Steel Works, Ltd.	110,500	639,301	0.0%
	Neturen Co., Ltd.	207,600	1,971,333	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	253,760	0.0%
	Nicca Chemical Co., Ltd.	22,100	236,920	0.0%
	Nichia Steel Works, Ltd.	164,900	414,457	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	76,300	1,119,414	0.0%
#	Nihon Nohyaku Co., Ltd.	303,500	1,792,624	0.1%
	Nihon Parkerizing Co., Ltd.	581,400	8,694,253	0.2%
	Nihon Yamamura Glass Co., Ltd.	503,000	815,441	0.0%
	Nippon Carbide Industries Co., Inc.	434,000	738,210	0.0%
	Nippon Chemical Industrial Co., Ltd.	477,000	965,914	0.0%
#	Nippon Concrete Industries Co., Ltd.	274,000	989,421	0.0%
	Nippon Denko Co., Ltd.	703,014	2,483,045	0.1%
	Nippon Fine Chemical Co., Ltd.	81,000	718,070	0.0%
	Nippon Kayaku Co., Ltd.	509,000	7,217,901	0.2%
#	Nippon Kinzoku Co., Ltd.	29,300	402,656	0.0%
#	Nippon Koshuha Steel Co., Ltd.	460,000	340,338	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,065,900	7,297,794	0.2%
	Nippon Paper Industries Co., Ltd.	304,000	6,231,665	0.2%
	Nippon Pillar Packing Co., Ltd.	125,500	1,792,293	0.1%
	Nippon Soda Co., Ltd.	827,000	4,585,507	0.1%
#	Nippon Valqua Industries, Ltd.	102,599	2,032,852	0.1%
	Nippon Yakin Kogyo Co., Ltd.	831,300	1,728,137	0.1%
#	Nisshin Steel Co., Ltd.	262,492	2,884,859	0.1%
#	Nitta Gelatin, Inc.	79,300	509,866	0.0%
	Nittetsu Mining Co., Ltd.	34,400	1,854,669	0.1%
	Nitto FC Co., Ltd.	100,000	846,878	0.0%
	NOF Corp.	870,000	11,104,407	0.3%
	Nozawa Corp.	19,000	234,279	0.0%
	Okamoto Industries, Inc.	405,000	4,713,865	0.1%
	Okura Industrial Co., Ltd.	284,000	1,513,739	0.0%
	Osaka Organic Chemical Industry, Ltd.	97,900	1,233,199	0.0%
	Osaka Soda Co., Ltd.	424,000	2,057,211	0.1%
	Osaka Steel Co., Ltd.	83,300	1,613,699	0.1%
#*	Pacific Metals Co., Ltd.	941,000	2,475,809	0.1%
	Pack Corp. (The)	81,200	2,577,492	0.1%
#	Rasa Industries, Ltd.	480,000	590,671	0.0%
	Rengo Co., Ltd.	1,261,000	7,320,982	0.2%
#	Riken Technos Corp.	212,600	1,130,617	0.0%
	Sakai Chemical Industry Co., Ltd.	570,000	2,190,645	0.1%
	Sakata INX Corp.	252,400	4,034,001	0.1%
	Sanyo Chemical Industries, Ltd.	69,800	3,286,574	0.1%
	Sanyo Special Steel Co., Ltd.	650,300	3,690,561	0.1%
#	Seiko PMC Corp.	61,300	721,337	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Sekisui Plastics Co., Ltd.	141,000	$1,150,214	0.0%
	Shikoku Chemicals Corp.	243,000	2,986,281	0.1%
	Shin-Etsu Polymer Co., Ltd.	271,100	2,121,201	0.1%
	Shinagawa Refractories Co., Ltd.	343,000	818,431	0.0%
	Shinko Wire Co., Ltd.	184,000	262,042	0.0%
	Showa Denko K.K.	245,999	5,736,334	0.2%
	SK Kaken Co., Ltd.	1,000	92,633	0.0%
	Soken Chemical & Engineering Co., Ltd.	9,100	118,324	0.0%
#	Stella Chemifa Corp.	61,800	1,599,474	0.1%
	Sumitomo Bakelite Co., Ltd.	1,163,000	8,224,186	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,493,000	11,856,128	0.3%
	Sumitomo Seika Chemicals Co., Ltd.	55,800	2,743,933	0.1%
	T Hasegawa Co., Ltd.	134,800	2,854,428	0.1%
#	T&K Toka Co., Ltd.	92,100	979,646	0.0%
	Taisei Lamick Co., Ltd.	34,000	885,021	0.0%
	Taiyo Holdings Co., Ltd.	104,900	4,726,658	0.1%
	Takasago International Corp.	87,900	3,316,406	0.1%
	Tayca Corp.	212,000	1,778,895	0.1%
	Tenma Corp.	88,700	1,636,482	0.1%
	Toagosei Co., Ltd.	658,000	8,582,880	0.2%
	Toda Kogyo Corp.	253,000	622,305	0.0%
	Toho Acetylene Co., Ltd.	5,300	76,689	0.0%
#	Toho Titanium Co., Ltd.	207,900	1,611,865	0.1%
#	Toho Zinc Co., Ltd.	800,000	3,370,294	0.1%
	Tokai Carbon Co., Ltd.	1,289,000	7,161,506	0.2%
	Tokushu Tokai Paper Co., Ltd.	57,758	2,092,016	0.1%
*	Tokuyama Corp.	2,159,000	10,433,289	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	227,700	7,609,018	0.2%
	Tokyo Rope Manufacturing Co., Ltd.	87,600	1,336,687	0.0%
	Tokyo Steel Manufacturing Co., Ltd.	652,000	5,525,787	0.2%
	Tokyo Tekko Co., Ltd.	251,000	929,676	0.0%
	Tomoegawa Co., Ltd.	125,000	265,016	0.0%
	Tomoku Co., Ltd.	360,000	1,221,928	0.0%
	Topy Industries, Ltd.	114,200	3,411,751	0.1%
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	6,094,231	0.2%
	Toyo Kohan Co., Ltd.	311,900	1,162,706	0.0%
	Toyobo Co., Ltd.	5,688,000	10,440,834	0.3%
	TYK Corp.	138,000	262,101	0.0%
	UACJ Corp.	1,714,415	4,708,913	0.1%
	Ube Industries, Ltd.	2,819,000	7,276,699	0.2%
#	W-Scope Corp.	148,900	2,615,580	0.1%
	Wood One Co., Ltd.	169,000	426,013	0.0%
	Yamato Kogyo Co., Ltd.	218,900	5,623,033	0.2%
	Yodogawa Steel Works, Ltd.	144,700	3,830,876	0.1%
	Yotai Refractories Co., Ltd.	33,000	110,759	0.0%
	Yuki Gosei Kogyo Co., Ltd.	36,200	92,567	0.0%
	Yushiro Chemical Industry Co., Ltd.	61,400	826,485	0.0%
	Zeon Corp.	30,000	321,108	0.0%
Total Materials			424,884,462	11.8%

Real Estate — (1.9%)
#	AD Works Co., Ltd.	624,700	244,950	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Real Estate — (Continued)
	Airport Facilities Co., Ltd.	132,770	$721,790	0.0%
	Anabuki Kosan, Inc.	2,200	56,897	0.0%
	Aoyama Zaisan Networks Co., Ltd.	49,600	415,018	0.0%
#	Apamanshop Holdings Co., Ltd.	54,800	385,784	0.0%
#	Ardepro Co., Ltd.	872,800	1,180,789	0.0%
	Arealink Co., Ltd.	25,300	327,612	0.0%
#*	Ascot Corp.	67,700	234,114	0.0%
	CRE, Inc.	21,700	306,722	0.0%
	Daibiru Corp.	303,600	3,164,282	0.1%
	Daikyo, Inc.	1,904,000	3,886,034	0.1%
#	Dear Life Co., Ltd.	68,900	254,577	0.0%
	Goldcrest Co., Ltd.	101,790	2,255,776	0.1%
	Grandy House Corp.	53,800	204,326	0.0%
	Heiwa Real Estate Co., Ltd.	236,600	3,822,258	0.1%
#	Ichigo, Inc.	1,389,800	4,155,505	0.1%
#	Investors Cloud Co., Ltd.	21,400	1,044,614	0.0%
#*	Japan Asset Marketing Co., Ltd.	1,632,400	1,980,698	0.1%
	Japan Property Management Center Co., Ltd.	78,700	972,125	0.0%
	Kabuki-Za Co., Ltd.	34,000	1,626,376	0.1%
	Keihanshin Building Co., Ltd.	197,900	1,232,220	0.0%
#	Kenedix, Inc.	1,399,200	6,618,722	0.2%
	Land Business Co., Ltd.	34,000	88,988	0.0%
*	LAND Co., Ltd.	609,500	92,381	0.0%
	Leopalace21 Corp.	1,960,700	12,196,936	0.3%
#	Mugen Estate Co., Ltd.	73,300	603,322	0.0%
	Nippon Commercial Development Co., Ltd.	18,800	276,356	0.0%
	Nisshin Fudosan Co.	186,100	970,882	0.0%
	Open House Co., Ltd.	179,100	5,526,624	0.2%
	Properst Co., Ltd.	26,600	52,867	0.0%
#	Prospect Co., Ltd.	1,136,000	677,497	0.0%
#	Raysum Co., Ltd.	107,100	905,139	0.0%
	SAMTY Co., Ltd.	76,900	839,764	0.0%
	Sankyo Frontier Co., Ltd.	27,000	325,460	0.0%
#	Shinoken Group Co., Ltd.	81,500	1,645,405	0.1%
	Star Mica Co., Ltd.	32,700	835,896	0.0%
#*	Striders Corp.	153,000	87,183	0.0%
	Sun Frontier Fudousan Co., Ltd.	163,300	1,642,085	0.1%
	Takara Leben Co., Ltd.	552,800	2,483,646	0.1%
	TOC Co., Ltd.	341,350	3,238,280	0.1%
#	Tokyo Rakutenchi Co., Ltd.	207,000	1,062,994	0.0%
#	Tokyo Theatres Co., Inc.	468,000	591,096	0.0%
	Tosei Corp.	217,300	1,545,484	0.1%
#	Unizo Holdings Co., Ltd.	102,000	2,833,866	0.1%
#	Urbanet Corp. Co., Ltd.	91,400	343,377	0.0%
Total Real Estate			73,956,717	2.0%

Telecommunication Services — (0.1%)
#*	Broadmedia Corp.	371,900	351,145	0.0%
#	Freebit Co., Ltd.	70,500	566,424	0.0%
#	Okinawa Cellular Telephone Co.	43,600	1,460,545	0.1%
#*	U-Next Co., Ltd.	32,700	339,147	0.0%
#*	Vision, Inc.	34,600	802,679	0.0%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Telecommunication Services — (Continued)
# WirelessGate, Inc.	52,500	$728,710	0.0%
Total Telecommunication Services		4,248,650	0.1%

Utilities — (0.9%)
#* Eneres Co., Ltd.	151,000	705,650	0.0%
# eRex Co., Ltd.	194,800	1,693,345	0.1%
Hiroshima Gas Co., Ltd.	176,500	556,222	0.0%
# Hokkaido Electric Power Co., Inc.	1,189,200	9,073,897	0.3%
Hokkaido Gas Co., Ltd.	330,000	807,307	0.0%
# Hokuriku Electric Power Co.	947,100	8,549,718	0.2%
Hokuriku Gas Co., Ltd.	9,900	243,852	0.0%
K&O Energy Group, Inc.	85,200	1,345,402	0.0%
Okinawa Electric Power Co., Inc. (The)	236,317	5,405,827	0.2%
Saibu Gas Co., Ltd.	1,963,000	4,632,161	0.1%
Shizuoka Gas Co., Ltd.	339,400	2,264,292	0.1%
Toell Co., Ltd.	26,800	214,284	0.0%
# West Holdings Corp.	96,800	707,747	0.0%
Total Utilities		36,199,704	1.0%
TOTAL COMMON STOCKS		3,593,940,663	99.4%
TOTAL INVESTMENT SECURITIES		3,593,940,663

		Value†
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund	33,146,310	383,569,096	10.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,230,750,658)^		$3,977,509,759	110.0%

The Japanese Small Company Series
continued

Summary of the Series' investments as of June 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$690,162,255	—	$690,162,255
Consumer Staples	—	302,253,769	—	302,253,769
Energy	—	36,712,633	—	36,712,633
Financials	—	309,993,963	—	309,993,963
Health Care	—	185,987,914	—	185,987,914
Industrials	—	1,014,798,844	—	1,014,798,844
Information Technology	—	514,741,752	—	514,741,752
Materials	—	424,884,462	—	424,884,462
Real Estate	—	73,956,717	—	73,956,717
Telecommunication Services	—	4,248,650	—	4,248,650
Utilities	—	36,199,704	—	36,199,704
Securities Lending Collateral	—	383,569,096	—	383,569,096
TOTAL	—	$3,977,509,759	—	$3,977,509,759

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (85.9%)
AUSTRALIA — (43.4%)
*	3P Learning, Ltd.	56,239	$45,185	0.0%
*	Acrux, Ltd.	660,428	109,091	0.0%
	Adacel Technologies, Ltd.	31,244	56,436	0.0%
#	Adelaide Brighton, Ltd.	3,668,074	15,867,189	0.9%
#	Ainsworth Game Technology, Ltd.	871,641	1,447,277	0.1%
*	Alkane Resources, Ltd.	1,510,492	272,761	0.0%
	ALS, Ltd.	1,376,952	7,881,810	0.5%
#	Altium, Ltd.	557,104	3,668,947	0.2%
*	Altona Mining, Ltd.	1,108,169	110,735	0.0%
	Alumina, Ltd.	2,455,694	3,617,017	0.2%
#	AMA Group, Ltd.	877,810	654,388	0.0%
#	Amaysim Australia, Ltd.	613,675	735,894	0.0%
	Ansell, Ltd.	674,355	12,297,645	0.7%
*	Antares Energy, Ltd.	199,346	2,193	0.0%
#	AP Eagers, Ltd.	262,149	1,684,346	0.1%
#	APN Outdoor Group, Ltd.	848,886	3,137,746	0.2%
	APN Property Group, Ltd.	26,661	8,276	0.0%
	Appen, Ltd.	205,883	631,132	0.0%
#	ARB Corp., Ltd.	488,283	5,895,413	0.3%
#	Ardent Leisure Group	1,312,471	1,896,679	0.1%
#*	Arrium, Ltd.	17,951,296	97	0.0%
	Asaleo Care, Ltd.	1,697,246	1,915,962	0.1%
#*	Atlas Iron, Ltd.	7,155,231	82,537	0.0%
	AUB Group, Ltd.	268,561	2,684,601	0.2%
	Ausdrill, Ltd.	1,723,145	2,431,051	0.1%
	Austal, Ltd.	1,312,630	1,849,501	0.1%
#*	Australian Agricultural Co., Ltd.	2,864,730	4,084,718	0.2%
	Australian Finance Group, Ltd.	127,682	126,120	0.0%
	Australian Pharmaceutical Industries, Ltd.	2,618,533	3,832,477	0.2%
	Australian Vintage, Ltd.	4,105,188	1,340,418	0.1%
	Auswide Bank, Ltd.	94,385	372,935	0.0%
#	Automotive Holdings Group, Ltd.	1,886,217	4,856,859	0.3%
*	Avanco Resources, Ltd.	2,444,368	176,619	0.0%
	Aveo Group	1,944,830	4,158,412	0.2%
#	AVJennings, Ltd.	7,051,385	3,546,160	0.2%
#*	AWE, Ltd.	3,834,269	1,310,203	0.1%
#	Baby Bunting Group, Ltd.	142,278	212,695	0.0%
#	Bapcor, Ltd.	1,391,579	5,871,926	0.3%
	Beach Energy, Ltd.	13,769,668	6,077,921	0.4%
#*	Beadell Resources, Ltd.	7,171,491	1,187,937	0.1%
#	Bega Cheese, Ltd.	819,856	4,102,832	0.2%
#	Bellamy's Australia, Ltd.	306,528	1,628,134	0.1%
#*	Billabong International, Ltd.	756,968	430,655	0.0%
#	Blackmores, Ltd.	81,784	6,026,098	0.4%
	Blue Sky Alternative Investments, Ltd.	84,602	617,452	0.0%
	BlueScope Steel, Ltd.	400,903	4,058,769	0.2%
*	Boart Longyear, Ltd.	2,093,042	40,216	0.0%
	Boral, Ltd.	474,258	2,532,168	0.2%
	Breville Group, Ltd.	825,559	6,630,231	0.4%
	Brickworks, Ltd.	228,958	2,426,566	0.1%
	BT Investment Management, Ltd.	766,605	6,709,007	0.4%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Buru Energy, Ltd.	316,943	$40,204	0.0%
#	Cabcharge Australia, Ltd.	863,423	1,678,945	0.1%
#	Capilano Honey, Ltd.	13,239	161,322	0.0%
*	Capitol Health, Ltd.	492,283	98,536	0.0%
	Capral, Ltd.	58,499	5,834	0.0%
#*	Cardno, Ltd.	1,615,947	1,513,733	0.1%
*	Carnarvon Petroleum, Ltd.	5,095,141	309,350	0.0%
*	Carnegie Clean Energy, Ltd.	1,015,131	44,482	0.0%
	carsales.com, Ltd.	1,702,940	15,085,046	0.9%
#	Cash Converters International, Ltd.	2,406,480	582,690	0.0%
*	Catapult Group International, Ltd.	26,827	48,062	0.0%
	Cedar Woods Properties, Ltd.	332,516	1,331,441	0.1%
	Class, Ltd.	71,208	164,187	0.0%
	Cleanaway Waste Management, Ltd.	10,470,362	11,064,060	0.7%
*	Clinuvel Pharmaceuticals, Ltd.	35,148	188,531	0.0%
	Codan, Ltd.	447,637	805,169	0.1%
#	Collection House, Ltd.	2,175,227	1,946,638	0.1%
	Collins Foods, Ltd.(B6QCFP1)	510,252	2,313,811	0.1%
	Collins Foods, Ltd.(BF5GK63)	46,387	210,353	0.0%
#*	Cooper Energy, Ltd.	1,224,088	357,470	0.0%
#	Corporate Travel Management, Ltd.	276,172	4,869,294	0.3%
	Costa Group Holdings, Ltd.	1,011,389	3,773,037	0.2%
#	Credit Corp. Group, Ltd.	248,508	3,387,393	0.2%
#	CSG, Ltd.	1,003,475	574,251	0.0%
	CSR, Ltd.	3,680,857	11,962,786	0.7%
*	CuDeco, Ltd.	387,893	71,542	0.0%
	Data#3, Ltd.	602,918	799,217	0.1%
	Decmil Group, Ltd.	867,988	620,540	0.0%
*	Devine, Ltd.	207,313	62,217	0.0%
	Dicker Data, Ltd.	104,364	189,859	0.0%
	Donaco International, Ltd.	28,566	12,731	0.0%
	Downer EDI, Ltd.	4,075,221	20,074,122	1.2%
	DuluxGroup, Ltd.	3,101,823	16,543,993	1.0%
	DWS, Ltd.	419,742	484,144	0.0%
	Eclipx Group, Ltd.	575,602	1,579,858	0.1%
#*	Elders, Ltd.	585,894	2,409,399	0.1%
*	Electro Optic Systems Holdings, Ltd.	102,402	239,254	0.0%
*	Emeco Holdings, Ltd.	1,193,646	96,254	0.0%
#*	Energy Resources of Australia, Ltd.	1,487,868	519,954	0.0%
#*	Energy World Corp., Ltd.	4,185,404	1,223,252	0.1%
	Enero Group, Ltd.	12,387	9,663	0.0%
	EQT Holdings, Ltd.	23,504	320,221	0.0%
	ERM Power, Ltd.	901,827	828,512	0.1%
#	Estia Health, Ltd.	797,887	1,869,841	0.1%
	Euroz, Ltd.	101,762	84,414	0.0%
	Event Hospitality and Entertainment, Ltd.	505,949	5,199,067	0.3%
	Evolution Mining, Ltd.	5,025,776	9,328,113	0.6%
	Fairfax Media, Ltd.	15,303,894	12,943,193	0.8%
#*	FAR, Ltd.	5,225,378	305,165	0.0%
	Finbar Group, Ltd.	190,901	116,606	0.0%
#*	Fleetwood Corp., Ltd.	394,575	716,293	0.0%
#	FlexiGroup, Ltd.	1,529,932	2,144,634	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Flight Centre Travel Group, Ltd.	183,277	$5,394,784	0.3%
#	G8 Education, Ltd.	2,251,336	6,246,677	0.4%
#*	Galaxy Resources, Ltd.	592,106	752,866	0.0%
#	Gateway Lifestyle	1,111,073	1,664,273	0.1%
#	GBST Holdings, Ltd.	97,044	221,612	0.0%
#	Genworth Mortgage Insurance Australia, Ltd.	1,319,330	2,969,694	0.2%
	Global Construction Services, Ltd.	4,832	2,226	0.0%
#*	Gold Road Resources, Ltd.	164,540	84,866	0.0%
	GR Engineering Services, Ltd.	55,230	62,372	0.0%
	GrainCorp, Ltd. Class A	1,255,046	9,136,281	0.5%
	Grange Resources, Ltd.	1,724,297	158,993	0.0%
#	Greencross, Ltd.	377,275	1,754,291	0.1%
*	Greenland Minerals & Energy, Ltd.	114,047	8,766	0.0%
#	GUD Holdings, Ltd.	893,134	8,860,682	0.5%
	GWA Group, Ltd.	2,030,007	4,912,184	0.3%
#	Hansen Technologies, Ltd.	507,450	1,575,426	0.1%
	Healthscope, Ltd.	1,709,788	2,905,774	0.2%
	HFA Holdings, Ltd.	430,718	795,625	0.1%
*	Highfield Resources, Ltd.	121,654	89,868	0.0%
*	Hills, Ltd.	1,277,876	152,270	0.0%
*	Horizon Oil, Ltd.	4,073,887	131,491	0.0%
#	HT&E, Ltd.	2,156,742	4,375,342	0.3%
	IDP Education, Ltd.	56,620	221,481	0.0%
	Iluka Resources, Ltd.	2,032,058	13,553,324	0.8%
*	Imdex, Ltd.	1,709,061	991,828	0.1%
#	IMF Bentham, Ltd.	923,269	1,340,986	0.1%
#	Independence Group NL	2,082,153	5,036,470	0.3%
*	Infigen Energy	4,209,569	2,360,748	0.1%
	Infomedia, Ltd.	2,204,042	1,228,152	0.1%
	Integral Diagnostics, Ltd.	13,802	17,611	0.0%
	Integrated Research, Ltd.	401,084	992,533	0.1%
	InvoCare, Ltd.	920,100	10,395,041	0.6%
#	IOOF Holdings, Ltd.	2,068,330	15,582,495	0.9%
	IPH, Ltd.	27,095	99,921	0.0%
#	IRESS, Ltd.	1,175,824	11,466,442	0.7%
	iSelect, Ltd.	403,793	623,573	0.0%
#	iSentia Group, Ltd.	618,868	1,022,398	0.1%
	IVE Group, Ltd.	33,461	55,324	0.0%
#	Japara Healthcare, Ltd.	1,122,025	1,811,052	0.1%
#	JB Hi-Fi, Ltd.	962,791	17,293,272	1.0%
*	Jupiter Mines, Ltd.	381,117	152,447	0.0%
	K&S Corp., Ltd.	268,400	330,504	0.0%
#*	Karoon Gas Australia, Ltd.	869,250	854,498	0.1%
#*	Kingsgate Consolidated, Ltd.	1,717,937	264,092	0.0%
*	Kingsrose Mining, Ltd.	937,248	54,028	0.0%
	Link Administration Holdings, Ltd.	951,916	5,780,065	0.3%
#*	Lynas Corp., Ltd.	3,390,978	273,620	0.0%
	MACA, Ltd.	731,947	928,255	0.1%
*	Macmahon Holdings, Ltd.	6,881,875	872,250	0.1%
	Macquarie Atlas Roads Group	606,435	2,615,288	0.2%
	Magellan Financial Group, Ltd.	493,135	10,931,683	0.6%
	Mantra Group, Ltd.	1,635,580	3,833,592	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	MaxiTRANS Industries, Ltd.	915,613	$470,744	0.0%
#*	Mayne Pharma Group, Ltd.	6,571,574	5,480,577	0.3%
	McMillan Shakespeare, Ltd.	450,123	4,636,096	0.3%
#	McPherson's, Ltd.	558,677	558,744	0.0%
*	Medusa Mining, Ltd.	1,263,898	272,177	0.0%
	Melbourne IT, Ltd.	504,714	1,112,683	0.1%
#*	Mesoblast, Ltd.	383,958	613,802	0.0%
#*	Metals X, Ltd.	1,715,013	881,110	0.1%
#*	Metcash, Ltd.	5,204,963	9,601,886	0.6%
#	Michael Hill International, Ltd.(BD8D249)	1,490,263	1,255,630	0.1%
	Michael Hill International, Ltd.(BD8D250)	63,183	53,880	0.0%
*	Millennium Minerals, Ltd.	697,541	99,373	0.0%
*	Mincor Resources NL	867,536	119,774	0.0%
	Mineral Resources, Ltd.	1,168,088	9,734,092	0.6%
*	Mitula Group, Ltd.	17,883	13,334	0.0%
#*	MMA Offshore, Ltd.	2,282,868	271,884	0.0%
	MNF Group, Ltd.	54,234	182,149	0.0%
#	Monadelphous Group, Ltd.	813,595	8,743,113	0.5%
#	Monash IVF Group, Ltd.	393,026	537,493	0.0%
	Money3 Corp., Ltd.	248,322	244,222	0.0%
*	Morning Star Gold NL	332,749	26	0.0%
#	Mortgage Choice, Ltd.	726,484	1,199,950	0.1%
#*	Mount Gibson Iron, Ltd.	4,758,288	1,204,783	0.1%
#	Myer Holdings, Ltd.	5,669,367	3,638,849	0.2%
	MYOB Group, Ltd.	1,132,541	2,975,280	0.2%
#	MyState, Ltd.	331,146	1,234,925	0.1%
#	Navitas, Ltd.	1,606,445	5,987,342	0.4%
	Neometals, Ltd.	314,252	65,223	0.0%
#*	NetComm Wireless, Ltd.	36,441	48,232	0.0%
	New Hope Corp., Ltd.	251,555	295,800	0.0%
#*	NEXTDC, Ltd.	403,993	1,399,754	0.1%
	nib holdings, Ltd.	2,772,247	12,250,542	0.7%
	Nick Scali, Ltd.	195,770	916,430	0.1%
#	Nine Entertainment Co. Holdings, Ltd.	1,212,419	1,285,177	0.1%
	Northern Star Resources, Ltd.	4,806,957	17,586,102	1.0%
*	NRW Holdings, Ltd.	2,147,851	1,065,575	0.1%
	Nufarm, Ltd.	1,407,770	10,416,690	0.6%
#	OFX Group, Ltd.	896,928	1,109,023	0.1%
	oOh!media, Ltd.	49,189	155,743	0.0%
#*	Orocobre, Ltd.	892,424	2,381,507	0.1%
	Orora, Ltd.	5,047,425	11,092,109	0.7%
	OrotonGroup, Ltd.	105,494	80,679	0.0%
	OZ Minerals, Ltd.	2,198,276	12,513,448	0.7%
#	Pacific Current Group, Ltd.	86,809	443,532	0.0%
	Pacific Smiles Group, Ltd.	247,728	346,610	0.0%
	Pact Group Holdings, Ltd.	759,434	3,495,672	0.2%
#*	Paladin Energy, Ltd.	9,564,569	345,512	0.0%
*	Panoramic Resources, Ltd.	1,865,498	315,091	0.0%
	Peet, Ltd.	1,689,093	1,550,443	0.1%
#*	Peninsula Energy, Ltd.	209,095	53,810	0.0%
	Pepper Group, Ltd.	6,014	15,730	0.0%
#	Perpetual, Ltd.	356,426	15,299,167	0.9%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Perseus Mining, Ltd.	3,800,711	$848,356	0.1%
	Pioneer Credit, Ltd.	41,534	75,969	0.0%
#	Platinum Asset Management, Ltd.	825,522	2,936,736	0.2%
	PMP, Ltd.	2,327,074	1,341,084	0.1%
	Premier Investments, Ltd.	594,567	5,791,656	0.3%
*	Prima Biomed, Ltd.	1,409,121	30,370	0.0%
	Primary Health Care, Ltd.	3,326,526	9,303,627	0.5%
#	Prime Media Group, Ltd.	2,031,951	593,135	0.0%
	Pro Medicus, Ltd.	66,568	272,194	0.0%
#	Programmed Maintenance Services, Ltd.	1,899,060	2,721,573	0.2%
	PWR Holdings, Ltd.	8,871	16,054	0.0%
#	Qube Holdings, Ltd.(B1L4BC6)	3,449,390	6,973,485	0.4%
	Qube Holdings, Ltd.(BDFZVX0)	229,960	464,845	0.0%
#	Quintis, Ltd.	2,130,129	511,231	0.0%
#*	Ramelius Resources, Ltd.	2,916,355	1,010,040	0.1%
#	RCG Corp., Ltd.	599,598	396,322	0.0%
*	RCR Tomlinson, Ltd.	1,055,209	2,768,418	0.2%
	Reckon, Ltd.	386,721	490,643	0.0%
	Reece, Ltd.	228,772	7,383,646	0.4%
#	Regis Healthcare, Ltd.	697,708	2,108,041	0.1%
	Regis Resources, Ltd.	2,702,494	7,864,775	0.5%
#	Reject Shop, Ltd. (The)	269,244	860,820	0.1%
#	Resolute Mining, Ltd.	6,821,177	6,256,406	0.4%
#	Retail Food Group, Ltd.	1,222,493	4,416,055	0.3%
	Ridley Corp., Ltd.	1,442,108	1,534,986	0.1%
*	RPMGlobal Holdings, Ltd.	30,702	12,855	0.0%
	Ruralco Holdings, Ltd.	156,619	355,208	0.0%
	RXP Services, Ltd.	168,231	97,612	0.0%
*	Salmat, Ltd.	645,788	190,718	0.0%
	Sandfire Resources NL	875,632	3,800,624	0.2%
*	Saracen Mineral Holdings, Ltd.	6,350,203	5,719,135	0.3%
#	SeaLink Travel Group, Ltd.	107,406	336,059	0.0%
#	Select Harvests, Ltd.	547,489	2,061,837	0.1%
*	Senetas Corp., Ltd.	131,335	8,784	0.0%
#*	Senex Energy, Ltd.	6,604,011	1,395,075	0.1%
#	Servcorp, Ltd.	325,416	1,425,531	0.1%
	Service Stream, Ltd.	1,930,150	1,957,687	0.1%
#	Seven Group Holdings, Ltd.	559,015	4,703,119	0.3%
	Seven West Media, Ltd.	7,785,820	4,278,109	0.3%
#	SG Fleet Group, Ltd.	256,031	747,905	0.0%
	Shine Corporate, Ltd.	15,573	6,582	0.0%
	Shriro Holdings, Ltd.	66,087	55,583	0.0%
	Sigma Healthcare, Ltd.	7,817,607	5,376,873	0.3%
#*	Silex Systems, Ltd.	511,695	143,466	0.0%
#	Silver Chef, Ltd.	124,595	715,337	0.0%
#*	Silver Lake Resources, Ltd.	4,060,760	1,469,486	0.1%
#	Sims Metal Management, Ltd.	1,382,214	16,093,355	0.9%
*	Sino Gas & Energy Holdings, Ltd.	240,068	15,866	0.0%
#	Sirtex Medical, Ltd.	413,240	5,161,594	0.3%
*	Slater & Gordon, Ltd.	1,958,808	121,804	0.0%
	SmartGroup Corp., Ltd.	184,158	1,014,836	0.1%
	SMS Management & Technology, Ltd.	575,318	794,118	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Southern Cross Media Group, Ltd.	3,965,374	$3,793,790	0.2%
	Spark Infrastructure Group	10,321,289	20,768,775	1.2%
*	Specialty Fashion Group, Ltd.	786,397	238,735	0.0%
#	SpeedCast International, Ltd.	759,374	2,230,261	0.1%
#	Spotless Group Holdings, Ltd.	4,177,679	3,689,908	0.2%
#*	St Barbara, Ltd.	3,864,261	8,657,518	0.5%
	Steadfast Group, Ltd.	3,121,023	6,377,167	0.4%
*	Strike Energy, Ltd.	1,576,787	72,726	0.0%
#*	Sundance Energy Australia, Ltd.	5,832,497	277,771	0.0%
	Sunland Group, Ltd.	740,896	1,012,458	0.1%
#	Super Retail Group, Ltd.	1,280,749	8,070,944	0.5%
#*	Syrah Resources, Ltd.	787,126	1,675,815	0.1%
	Tabcorp Holdings, Ltd.	3,586,818	12,046,228	0.7%
#	Tassal Group, Ltd.	1,165,563	3,412,945	0.2%
	Technology One, Ltd.	1,772,760	7,844,513	0.5%
#*	Ten Network Holdings, Ltd.	1,309,458	161,032	0.0%
#	Thorn Group, Ltd.	695,608	759,356	0.1%
*	Tiger Resources, Ltd.	9,447,997	267,232	0.0%
#	Tox Free Solutions, Ltd.	1,192,817	2,199,908	0.1%
	Treasury Wine Estates, Ltd.	218,881	2,213,312	0.1%
*	Tribune Resources, Ltd.	3,093	17,298	0.0%
*	Troy Resources, Ltd.	2,230,415	133,887	0.0%
	Villa World, Ltd.	498,833	862,529	0.1%
#	Village Roadshow, Ltd.	836,651	2,603,547	0.2%
#*	Virgin Australia Holdings, Ltd.	11,885,050	1,461,082	0.1%
	Virtus Health, Ltd.	350,446	1,447,728	0.1%
#	Vita Group, Ltd.	233,830	199,445	0.0%
#	Vocus Group, Ltd.	4,330,071	11,212,642	0.7%
*	Watpac, Ltd.	760,701	330,442	0.0%
	Webjet, Ltd.	628,358	5,964,291	0.4%
	Webster, Ltd.	23,507	25,298	0.0%
#*	Western Areas, Ltd.	2,274,784	3,689,621	0.2%
#*	Westgold Resources, Ltd.	1,307,843	1,853,078	0.1%
#*	Whitehaven Coal, Ltd.	4,143,411	9,137,891	0.5%
*	WorleyParsons, Ltd.	899,262	7,748,257	0.5%
#	WPP AUNZ, Ltd.	2,447,007	2,349,839	0.1%
	Xenith IP Group, Ltd.	9,607	14,702	0.0%
*	Yowie Group, Ltd.	40,157	9,732	0.0%
TOTAL AUSTRALIA			861,402,303	50.3%

CHINA — (0.1%)
#	BEP International Holdings, Ltd.	23,260,000	744,858	0.0%
*	HongDa Financial Holding, Ltd.	3,480,000	110,124	0.0%
	K Wah International Holdings, Ltd.	45,632	27,700	0.0%
#*	KuangChi Science, Ltd.	2,481,000	879,915	0.1%
	Lisi Group Holdings, Ltd.	9,958,000	790,754	0.1%
	Rivera Holdings, Ltd.	5,710,000	438,964	0.0%
TOTAL CHINA			2,992,315	0.2%

HONG KONG — (25.0%)
*	13 Holdings, Ltd. (The)	142,500	29,369	0.0%
	Aeon Credit Service Asia Co., Ltd.	632,000	465,386	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Aeon Stores Hong Kong Co., Ltd.	248,000	$222,745	0.0%
	Agritrade Resources, Ltd.	3,065,000	757,891	0.1%
	Alco Holdings, Ltd.	1,614,000	413,602	0.0%
	Allan International Holdings	32,000	9,141	0.0%
	Allied Group, Ltd.	663,200	4,165,498	0.3%
	Allied Properties HK, Ltd.	12,007,857	2,599,138	0.2%
	Alltronics Holdings, Ltd.	1,929,600	617,819	0.0%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	22,207	0.0%
*	APAC Resources, Ltd.	3,174,735	430,721	0.0%
#*	Applied Development Holdings, Ltd.	6,900,000	494,481	0.0%
	APT Satellite Holdings, Ltd.	3,008,500	1,578,147	0.1%
	Arts Optical International Hldgs, Ltd.	730,000	243,267	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,308,696	0.1%
*	Asia Investment Finance Group, Ltd.	5,674,000	55,275	0.0%
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	994,380	0.1%
	Asia Standard Hotel Group, Ltd.	34,311,654	2,538,516	0.2%
#	Asia Standard International Group, Ltd.	13,316,917	3,838,659	0.2%
	Asian Growth Properties, Ltd.	1,486,095	464,679	0.0%
	Associated International Hotels, Ltd.	952,000	2,852,730	0.2%
*	Auto Italia Holdings	1,900,000	22,266	0.0%
	BeijingWest Industries International, Ltd.	1,277,600	253,493	0.0%
*	Best Food Holding Co., Ltd.	70,000	11,302	0.0%
*	Bisu Technology Group International, Ltd.	16,000	14,424	0.0%
#	Bonjour Holdings, Ltd.	13,988,600	698,329	0.0%
	Bossini International Holdings, Ltd.	3,699,500	222,766	0.0%
#	Bright Smart Securities & Commodities Group, Ltd.	5,254,000	1,540,403	0.1%
*	Brightoil Petroleum Holdings, Ltd.	10,160,000	2,745,691	0.2%
#*	Brockman Mining, Ltd.	22,810,814	432,925	0.0%
*	Burwill Holdings, Ltd.	31,596,960	873,664	0.1%
	Cafe de Coral Holdings, Ltd.	2,438,000	7,898,019	0.5%
*	Cash Financial Services Group, Ltd.	3,438,000	125,466	0.0%
*	CCT Land Holdings, Ltd.	18,640,000	23,970	0.0%
	Century City International Holdings, Ltd.	6,575,460	614,539	0.0%
	CGN Mining Co., Ltd.	2,640,000	212,813	0.0%
*	Champion Technology Holdings, Ltd.	17,285,089	236,677	0.0%
	Chen Hsong Holdings	1,212,000	331,941	0.0%
	Cheuk Nang Holdings, Ltd.	659,127	441,814	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,383,833	0.1%
#*	China Baofeng International, Ltd.	22,000	11,255	0.0%
*	China Best Group Holding, Ltd.	5,300,000	90,365	0.0%
*	China Billion Resources, Ltd.	2,438,000	7,815	0.0%
*	China Chuanglian Education Financial Group, Ltd.	4,664,000	73,789	0.0%
	China Display Optoelectronics Technology Holdings, Ltd.	4,288,000	653,744	0.0%
*	China Energy Development Holdings, Ltd.	52,140,000	480,853	0.0%
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	7,057	0.0%
	China Flavors & Fragrances Co., Ltd.	1,561,028	466,136	0.0%
*	China Fortune Financial Group, Ltd.	6,570,000	189,515	0.0%
*	China Healthcare Enterprise Group, Ltd.	7,756,000	114,352	0.0%
#	China LNG Group, Ltd.	77,280,000	1,434,532	0.1%
*	China Ludao Technology Co., Ltd.	580,000	99,584	0.0%
*	China Medical & Healthcare Group, Ltd.	42,916,800	1,705,030	0.1%
	China Metal International Holdings, Inc.	2,670,000	994,637	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	China Motor Bus Co., Ltd.	60,600	$819,908	0.1%
*	China National Culture Group, Ltd.	7,410,000	17,100	0.0%
#*	China Soft Power Technology Holdings, Ltd.	5,790,402	139,703	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,217	0.0%
*	China Star Entertainment, Ltd.	1,850,000	120,943	0.0%
#*	China Strategic Holdings, Ltd.	64,036,250	999,718	0.1%
	China Ting Group Holdings, Ltd.	2,565,151	143,102	0.0%
*	China Wah Yan Healthcare, Ltd.	11,685,000	38,886	0.0%
#	Chinese Estates Holdings, Ltd.	665,500	928,836	0.1%
*	Chinlink International Holdings, Ltd.	1,554,800	257,092	0.0%
	Chinney Investments, Ltd.	1,180,000	502,666	0.0%
	Chong Hing Bank, Ltd.	107,000	225,841	0.0%
	Chow Sang Sang Holdings International, Ltd.	2,391,000	5,580,331	0.3%
	CHTC Fong's Industries Co., Ltd.	42,000	11,122	0.0%
	Chuang's China Investments, Ltd.	8,401,407	688,539	0.0%
	Chuang's Consortium International, Ltd.	7,163,043	1,641,440	0.1%
	CITIC Telecom International Holdings, Ltd.	12,426,125	3,977,627	0.2%
	CK Life Sciences Intl Holdings, Inc.	22,972,000	1,940,747	0.1%
#	CMBC Capital Holdings, Ltd.	12,270,000	644,346	0.0%
*	CMMB Vision Holdings, Ltd.	8,056,000	381,463	0.0%
	CNQC International Holdings, Ltd.	2,880,000	955,182	0.1%
	CNT Group, Ltd.	8,303,264	670,357	0.0%
#*	Common Splendor International Health Industry Group, Ltd.	9,024,000	693,575	0.0%
*	Continental Holdings, Ltd.	450,000	6,651	0.0%
#	Convenience Retail Asia, Ltd.	142,000	70,369	0.0%
#*	Convoy Global Holdings, Ltd.	45,930,000	670,744	0.0%
*	Cosmopolitan International Holdings, Ltd.	440,000	23,682	0.0%
#	Cowell e Holdings, Inc.	1,993,000	796,435	0.1%
*	CP Lotus Corp.	11,880,000	179,722	0.0%
*	Crocodile Garments	2,085,000	277,923	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	889,956	1,331,640	0.1%
	CSI Properties, Ltd.	39,356,383	1,890,243	0.1%
#	CW Group Holdings, Ltd.	2,711,500	424,705	0.0%
	Dah Sing Banking Group, Ltd.	3,948,316	8,404,250	0.5%
#	Dah Sing Financial Holdings, Ltd.	1,500,544	12,595,549	0.7%
	Dickson Concepts International, Ltd.	1,282,500	509,279	0.0%
*	Ding He Mining Holdings, Ltd.	8,124,000	52,976	0.0%
*	Dragonite International, Ltd.	56,000	12,200	0.0%
	Dynamic Holdings, Ltd.	52,000	49,619	0.0%
	Eagle Nice International Holdings, Ltd.	1,846,000	638,475	0.0%
	EcoGreen International Group, Ltd.	1,634,640	330,687	0.0%
	Emperor Capital Group, Ltd.	31,323,000	2,808,573	0.2%
	Emperor Entertainment Hotel, Ltd.	4,665,000	1,123,158	0.1%
	Emperor International Holdings, Ltd.	9,154,753	3,015,667	0.2%
*	Emperor Watch & Jewellery, Ltd.	26,450,000	1,134,422	0.1%
*	Enerchina Holdings, Ltd.	20,782,500	462,944	0.0%
*	ENM Holdings, Ltd.	14,680,000	996,530	0.1%
*	EPI Holdings, Ltd.	1	—	0.0%
#*	Esprit Holdings, Ltd.	14,828,050	7,898,155	0.5%
*	eSun Holdings, Ltd.	4,444,000	507,495	0.0%
*	Eternity Investment, Ltd.	830,000	22,203	0.0%
#	Fairwood Holdings, Ltd.	719,100	3,025,228	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Far East Consortium International, Ltd.	9,468,288	$5,286,306	0.3%
*	Far East Holdings International, Ltd.	720,000	70,200	0.0%
#	FIH Mobile, Ltd.	16,311,000	5,035,415	0.3%
	First Pacific Co., Ltd.	6,020,000	4,439,524	0.3%
*	First Shanghai Investments, Ltd.	5,576,000	764,347	0.1%
	Fountain SET Holdings, Ltd.	5,730,000	748,422	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	266,207	0.0%
*	Freeman FinTech Corp., Ltd.	15,420,000	1,026,968	0.1%
	Fulum Group Holdings, Ltd.	76,000	10,901	0.0%
	Future Bright Holdings, Ltd.	3,288,000	294,947	0.0%
*	Future World Financial Holdings, Ltd.	205,723	3,424	0.0%
*	G-Resources Group, Ltd.	172,599,600	2,475,966	0.2%
#*	GCL New Energy Holdings, Ltd.	28,696,000	1,397,452	0.1%
#	Get Nice Financial Group, Ltd.	1,258,600	186,912	0.0%
#	Get Nice Holdings, Ltd.	41,752,000	1,471,156	0.1%
	Giordano International, Ltd.	11,466,000	6,548,986	0.4%
*	Global Brands Group Holding, Ltd.	33,378,000	3,500,927	0.2%
	Glorious Sun Enterprises, Ltd.	4,328,000	509,908	0.0%
	Gold Peak Industries Holdings, Ltd.	3,029,642	294,889	0.0%
	Golden Resources Development International, Ltd.	3,330,500	217,444	0.0%
#*	Good Resources Holdings, Ltd.	9,720,000	429,807	0.0%
	Goodbaby International Holdings, Ltd.	304,000	125,665	0.0%
*	Grande Holdings, Ltd. (The)	882,000	33,836	0.0%
	Great Eagle Holdings, Ltd.	614,566	3,124,480	0.2%
	Guangnan Holdings, Ltd.	2,363,600	311,804	0.0%
	Guoco Group, Ltd.	2,000	22,933	0.0%
#	Guotai Junan International Holdings, Ltd.	24,430,797	7,574,137	0.5%
#	Haitong International Securities Group, Ltd.	13,596,015	8,029,554	0.5%
	Hanison Construction Holdings, Ltd.	2,103,649	406,962	0.0%
*	Hao Tian Development Group, Ltd.	16,639,200	649,531	0.0%
	Harbour Centre Development, Ltd.	935,500	1,806,924	0.1%
*	Henry Group Holdings, Ltd.	560,000	104,631	0.0%
	High Fashion International, Ltd.	268,000	69,963	0.0%
	HKBN, Ltd.	3,280,500	3,291,327	0.2%
*	HKR International, Ltd.	6,035,136	3,247,425	0.2%
	Hon Kwok Land Investment Co., Ltd.	388,800	210,119	0.0%
	Hong Kong Aircraft Engineering Co., Ltd.	126,800	869,240	0.1%
*	Hong Kong Building & Loan Agency, Ltd. (The)	1,200,000	26,137	0.0%
	Hong Kong Ferry Holdings Co., Ltd.	866,300	992,961	0.1%
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	145,466	0.0%
*	Hong Kong Television Network, Ltd.	3,075,751	1,182,057	0.1%
#	Hongkong & Shanghai Hotels, Ltd. (The)	2,198,612	3,969,295	0.2%
	Hongkong Chinese, Ltd.	5,038,000	935,213	0.1%
	Hop Hing Group Holdings, Ltd.	10,176,000	258,314	0.0%
	Hopewell Holdings, Ltd.	3,366,000	12,820,606	0.8%
#*	Hsin Chong Group Holdings, Ltd.	13,109,658	587,693	0.0%
#*	Huarong Investment Stock Corp., Ltd.	490,000	72,156	0.0%
*	Huisheng International Holdings, Ltd.	3,328,000	187,460	0.0%
	Hung Hing Printing Group, Ltd.	2,728,000	572,721	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	12,042,000	4,240,198	0.3%
*	I-CABLE Communications, Ltd.	4,761,000	298,696	0.0%
	IGG, Inc.	7,821,000	12,074,853	0.7%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Imagi International Holdings, Ltd.	2,142,300	$175,642	0.0%
*	International Standard Resources Holdings, Ltd.	15,485,250	146,747	0.0%
*	iOne Holdings, Ltd.	14,160,000	380,780	0.0%
	IPE Group, Ltd.	3,345,000	827,539	0.1%
#*	IRC, Ltd.	10,590,266	339,186	0.0%
	IT, Ltd.	4,344,532	2,142,790	0.1%
	ITC Properties Group, Ltd.	5,487,001	2,185,667	0.1%
*	Jinhui Holdings Co., Ltd.	102,000	14,088	0.0%
	Johnson Electric Holdings, Ltd.	2,358,750	8,198,460	0.5%
	Kader Holdings Co., Ltd.	92,000	8,590	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	121,940	0.0%
*	Kantone Holdings, Ltd.	919,364	68,295	0.0%
	Karrie International Holdings, Ltd.	1,878,000	302,919	0.0%
	Keck Seng Investments	878,600	753,308	0.1%
	Kerry Logistics Network, Ltd.	2,406,000	3,555,225	0.2%
	Kingmaker Footwear Holdings, Ltd.	1,914,955	536,831	0.0%
	Kingston Financial Group, Ltd.	119,000	42,971	0.0%
*	Kong Sun Holdings, Ltd.	6,275,000	298,196	0.0%
#	Kowloon Development Co., Ltd.	2,541,000	2,773,163	0.2%
*	Kwan On Holdings, Ltd.	2,340,000	494,463	0.0%
	Kwoon Chung Bus Holdings, Ltd.	44,000	25,868	0.0%
	L'Occitane International SA	807,000	1,857,192	0.1%
*	L'sea Resources International Holdings, Ltd.	5,480,000	68,644	0.0%
	Lai Sun Development Co., Ltd.	92,468,345	3,376,031	0.2%
	Lai Sun Garment International, Ltd.	3,347,156	1,361,970	0.1%
	Lam Soon Hong Kong, Ltd.	302,310	445,250	0.0%
#*	Landing International Development, Ltd.	264,680,000	2,613,526	0.2%
	Landsea Green Properties Co., Ltd.	948,000	77,705	0.0%
*	LEAP Holdings Group, Ltd.	5,160,000	139,348	0.0%
#	Li & Fung, Ltd.	1,860,000	676,480	0.0%
	Lifestyle International Holdings, Ltd.	2,133,500	2,929,010	0.2%
	Lippo China Resources, Ltd.	20,922,000	709,900	0.1%
	Lippo, Ltd.	1,161,700	701,931	0.1%
	Liu Chong Hing Investment, Ltd.	1,313,200	2,018,412	0.1%
	Luk Fook Holdings International, Ltd.	3,243,000	11,088,538	0.7%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	167,548	0.0%
	Lung Kee Bermuda Holdings	1,609,875	731,977	0.1%
#*	Macau Legend Development, Ltd.	17,592,000	3,199,831	0.2%
	Magnificent Hotel Investment, Ltd.	13,170,000	396,427	0.0%
*	Man Sang International, Ltd.	132,000	7,777	0.0%
#	Man Wah Holdings, Ltd.	13,578,800	12,189,256	0.7%
#*	Mason Group Holdings, Ltd.	48,153,399	628,894	0.0%
#	Master Glory Group, Ltd.(BYTP1T9)	45,010,592	852,223	0.1%
#	Master Glory Group, Ltd.(BYTP1T9)	394,860	7,536	0.0%
	Matrix Holdings, Ltd.	1,067,414	387,715	0.0%
	Melbourne Enterprises, Ltd.	39,500	963,190	0.1%
	Melco International Development, Ltd.	5,011,000	13,406,264	0.8%
	Microport Scientific Corp.	133,000	106,137	0.0%
#*	Midland Holdings, Ltd.	5,182,000	1,399,610	0.1%
#*	Midland IC&I, Ltd.	2,591,000	137,723	0.0%
	Ming Fai International Holdings, Ltd.	2,148,000	341,436	0.0%
	Miramar Hotel & Investment	922,000	2,135,124	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Modern Dental Group, Ltd.	214,000	$85,196	0.0%
*	Mongolian Mining Corp.	12,498,000	280,279	0.0%
	NagaCorp, Ltd.	11,214,000	5,889,896	0.4%
	Nanyang Holdings, Ltd.	133,500	734,572	0.1%
	National Electronic Hldgs	2,668,600	372,712	0.0%
*	National United Resources Holdings, Ltd.	18,280,000	62,280	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	266,224	0.0%
*	Neptune Group, Ltd.	1,105,000	48,140	0.0%
*	NetMind Financial Holdings, Ltd.	133,296,000	563,372	0.0%
*	New Century Group Hong Kong, Ltd.	13,351,464	239,505	0.0%
*	NEW Concepts Holdings, Ltd.	928,000	451,397	0.0%
*	New Times Energy Corp., Ltd.	8,918,600	296,909	0.0%
*	Newocean Energy Holdings, Ltd.	8,052,000	2,465,228	0.2%
*	Next Digital, Ltd.	4,295,183	178,953	0.0%
*	Nine Express, Ltd.	12,438,000	469,947	0.0%
*	O Luxe Holdings, Ltd.	11,674,500	1,361,280	0.1%
	On Time Logistics Holdings, Ltd.	784,000	358,958	0.0%
#	OP Financial Investments, Ltd.	828,000	271,442	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,759,706	1,111,966	0.1%
#*	Orient Overseas International, Ltd.	1,483,500	10,633,402	0.6%
#	Oriental Watch Holdings	3,070,800	668,230	0.0%
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,207	0.0%
*	Pacific Basin Shipping, Ltd.	30,943,000	6,858,051	0.4%
*	Pacific Plywood Holdings, Ltd.	2,200,000	123,917	0.0%
#	Pacific Textiles Holdings, Ltd.	6,707,000	7,740,052	0.5%
	Pak Fah Yeow International, Ltd.	5,000	2,272	0.0%
	Paliburg Holdings, Ltd.	3,152,830	1,288,022	0.1%
*	Pan Asia Environmental Protection Group, Ltd.	214,000	22,180	0.0%
#*	Paradise Entertainment, Ltd.	3,652,000	552,337	0.0%
*	Pearl Oriental Oil, Ltd.	11,849,400	308,147	0.0%
*	Pegasus Entertainment Holdings, Ltd.	664,000	17,541	0.0%
	Pegasus International Holdings, Ltd.	226,000	31,133	0.0%
	Perfect Shape Beauty Technology, Ltd.	1,172,000	117,150	0.0%
#	Pico Far East Holdings, Ltd.	5,578,000	2,335,700	0.1%
	Playmates Holdings, Ltd.	6,920,000	1,018,754	0.1%
	Playmates Toys, Ltd.	6,208,000	1,129,099	0.1%
#	Pokfulam Development Co.	234,000	503,166	0.0%
	Polytec Asset Holdings, Ltd.	11,323,526	900,524	0.1%
	PT International Development Co., Ltd.	2,839,150	142,292	0.0%
	Public Financial Holdings, Ltd.	3,102,000	1,410,479	0.1%
	PuraPharm Corp., Ltd.	137,000	64,795	0.0%
*	PYI Corp., Ltd.	24,147,973	494,505	0.0%
*	Qianhai Health Holdings, Ltd.	157,499	1,512	0.0%
	Raymond Industrial, Ltd.	30,400	4,185	0.0%
#	Regal Hotels International Holdings, Ltd.	2,871,800	2,519,162	0.2%
*	Regent Pacific Group, Ltd.	1,470,000	54,618	0.0%
#	Regina Miracle International Holdings, Ltd.	1,401,000	1,211,075	0.1%
#*	Rentian Technology Holdings, Ltd.	11,250,000	561,707	0.0%
*	Runway Global Holdings Co., Ltd.	588,000	87,370	0.0%
	SA SA International Holdings, Ltd.	11,234,688	4,430,848	0.3%
	Safety Godown Co., Ltd.	400,000	959,017	0.1%
	SAS Dragon Holdings, Ltd.	2,120,000	610,686	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	SEA Holdings, Ltd.	1,172,000	$1,497,848	0.1%
*	SEEC Media Group, Ltd.	6,100,000	27,365	0.0%
	Shangri-La Asia, Ltd.	140,000	237,438	0.0%
#	Shenwan Hongyuan HK, Ltd.	4,201,250	1,620,669	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	33,819	0.0%
	Shun Ho Property Investments, Ltd.	1,254,757	483,641	0.0%
*	Shun Tak Holdings, Ltd.	13,985,419	6,430,625	0.4%
*	Silver base Group Holdings, Ltd.	3,641,515	237,921	0.0%
*	Sincere Watch Hong Kong, Ltd.	4,450,000	98,149	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	247,761	0.0%
#*	Singamas Container Holdings, Ltd.	11,510,000	1,783,489	0.1%
	SIS International Holdings	34,000	18,698	0.0%
	SITC International Holdings Co., Ltd.	2,029,000	1,594,643	0.1%
#	Sitoy Group Holdings, Ltd.	1,463,000	331,443	0.0%
	Sky Light Holdings, Ltd.	304,000	66,505	0.0%
	SmarTone Telecommunications Holdings, Ltd.	3,918,031	5,129,173	0.3%
*	SOCAM Development, Ltd.	1,744,771	457,719	0.0%
*	Solartech International Holdings, Ltd.	11,520,000	627,841	0.0%
*	Solomon Systech International, Ltd.	10,100,000	491,916	0.0%
	Soundwill Holdings, Ltd.	596,500	1,442,367	0.1%
*	South China Assets Holdings, Ltd.	1,679,170	12,080	0.0%
*	South China Financial Holdings, Ltd.	18,650,000	136,235	0.0%
*	South China Holdings Co., Ltd.	17,774,503	694,222	0.0%
	Stella International Holdings, Ltd.	1,774,000	3,183,606	0.2%
*	Stelux Holdings International, Ltd.	3,011,400	251,023	0.0%
	Strong Petrochemical Holdings, Ltd.	1,928,000	175,255	0.0%
*	Success Universe Group, Ltd.	6,716,000	184,942	0.0%
#*	Summit Ascent Holdings, Ltd.	3,490,000	768,601	0.1%
	Sun Hing Vision Group Holdings, Ltd.	358,000	143,159	0.0%
	Sun Hung Kai & Co., Ltd.	4,771,429	3,073,102	0.2%
*	Suncorp Technologies, Ltd.	1,970,000	6,306	0.0%
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	113,289	0.0%
	TAI Cheung Holdings, Ltd.	2,114,000	2,246,878	0.1%
	Tai Sang Land Development, Ltd.	781,910	535,614	0.0%
*	Talent Property Group, Ltd.	14,355,000	194,968	0.0%
#	Tan Chong International, Ltd.	1,176,000	353,996	0.0%
	Tao Heung Holdings, Ltd.	1,166,000	289,757	0.0%
	Television Broadcasts, Ltd.	2,183,300	8,223,046	0.5%
*	Termbray Industries International Holdings, Ltd.	2,304,900	230,108	0.0%
	Tern Properties Co., Ltd.	51,200	31,309	0.0%
#	Texwinca Holdings, Ltd.	6,986,000	4,241,130	0.3%
	Tian Teck Land, Ltd.	1,024,000	1,165,341	0.1%
	TK Group Holdings, Ltd.	172,000	69,987	0.0%
*	Tom Group, Ltd.	858,000	209,871	0.0%
#	Town Health International Medical Group, Ltd.	4,318,000	376,132	0.0%
#	Tradelink Electronic Commerce, Ltd.	5,670,000	1,052,905	0.1%
#	Transport International Holdings, Ltd.	1,306,141	4,223,519	0.3%
#*	Trinity, Ltd.	8,046,000	499,686	0.0%
*	TSC Group Holdings, Ltd.	3,386,000	294,853	0.0%
#	Tsui Wah Holdings, Ltd.	1,840,000	285,094	0.0%
#*	United Laboratories International Holdings, Ltd. (The)	5,776,000	3,809,841	0.2%
*	Universal Technologies Holdings, Ltd.	7,410,000	270,977	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Up Energy Development Group, Ltd.	3,929,000	$12,178	0.0%
	Upbest Group, Ltd.	72,000	11,184	0.0%
*	Value Convergence Holdings, Ltd.	3,280,000	466,560	0.0%
#	Value Partners Group, Ltd.	1,896,000	1,725,820	0.1%
	Vanke Property Overseas, Ltd.	49,000	30,973	0.0%
	Vantage International Holdings, Ltd.	3,160,000	449,692	0.0%
	Varitronix International, Ltd.	2,769,293	1,521,321	0.1%
	Vedan International Holdings, Ltd.	3,576,000	398,534	0.0%
	Victory City International Holdings, Ltd.	24,573,660	881,532	0.1%
	Vitasoy International Holdings, Ltd.	5,585,000	11,495,843	0.7%
*	VS International Group, Ltd.	488,000	18,454	0.0%
#	VST Holdings, Ltd.	5,221,600	1,580,311	0.1%
	VTech Holdings, Ltd.	854,500	13,536,044	0.8%
	Wai Kee Holdings, Ltd.	7,640,738	3,355,349	0.2%
	Wang On Group, Ltd.	5,160,000	48,248	0.0%
	Win Hanverky Holdings, Ltd.	2,734,000	381,739	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	235,364	0.0%
	Wing On Co. International, Ltd.	759,000	2,493,493	0.2%
	Wing Tai Properties, Ltd.	1,993,331	1,335,029	0.1%
	Wonderful Sky Financial Group Holdings, Ltd.	898,000	239,184	0.0%
	Wong's International Holdings, Ltd.	737,641	332,970	0.0%
	Wong's Kong King International	322,000	33,815	0.0%
	Xinyi Glass Holdings, Ltd.	17,658,000	17,478,320	1.0%
	Yangtzekiang Garment, Ltd.	606,500	229,126	0.0%
*	Yat Sing Holdings, Ltd.	190,000	83,484	0.0%
*	Yau Lee Holdings, Ltd.	424,000	65,419	0.0%
#	Yeebo International Holdings, Ltd.	2,922,000	1,382,462	0.1%
	YGM Trading, Ltd.	447,000	419,982	0.0%
*	YT Realty Group, Ltd.	749,000	239,714	0.0%
	Yugang International, Ltd.	90,818,000	2,245,787	0.1%
TOTAL HONG KONG			496,210,533	29.0%

NEW ZEALAND — (7.0%)
#*	a2 Milk Co., Ltd.	2,469,247	7,240,338	0.4%
	Abano Healthcare Group, Ltd.	30,725	210,692	0.0%
	Air New Zealand, Ltd.	3,693,701	8,825,739	0.5%
	Arvida Group, Ltd.	87,109	85,564	0.0%
	Briscoe Group, Ltd.	2,235	6,436	0.0%
	CBL Corp., Ltd.	10,545	25,875	0.0%
	Chorus, Ltd.	2,223,591	7,545,216	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	820,619	0.1%
	Comvita, Ltd.	2,780	11,815	0.0%
	Contact Energy, Ltd.	1,819,621	6,946,990	0.4%
	EBOS Group, Ltd.	451,590	5,794,189	0.3%
	Evolve Education Group, Ltd.	36,611	25,764	0.0%
#	Freightways, Ltd.	974,609	5,472,056	0.3%
	Genesis Energy, Ltd.	1,219,140	2,171,142	0.1%
	Gentrack Group, Ltd.	20,725	73,972	0.0%
	Hallenstein Glasson Holdings, Ltd.	242,445	536,702	0.0%
	Heartland Bank, Ltd.	1,040,255	1,356,540	0.1%
	Infratil, Ltd.	3,268,694	7,125,101	0.4%
	Investore Property, Ltd.	22,938	23,196	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Kathmandu Holdings, Ltd.	715,217	$1,069,407	0.1%
#	Mainfreight, Ltd.	539,049	9,282,677	0.6%
	Methven, Ltd.	96,877	80,234	0.0%
	Metlifecare, Ltd.	600,280	2,362,469	0.1%
#	Metro Performance Glass, Ltd.	49,156	49,714	0.0%
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	809,045	0.1%
*	New Zealand Oil & Gas, Ltd.	829,896	380,092	0.0%
	New Zealand Refining Co., Ltd. (The)	616,799	1,103,460	0.1%
#	NZME, Ltd.	945,851	646,795	0.0%
#	NZX, Ltd.	952,265	782,976	0.1%
	Opus International Consultants, Ltd.	12,925	9,564	0.0%
*	Orion Health Group, Ltd.	4,001	3,751	0.0%
*	Pacific Edge, Ltd.	442,720	165,426	0.0%
	PGG Wrightson, Ltd.	999,976	424,743	0.0%
#	Port of Tauranga, Ltd.	2,576,525	8,404,908	0.5%
	Restaurant Brands New Zealand, Ltd.	593,355	2,722,115	0.2%
*	Rubicon, Ltd.	1,442,620	243,596	0.0%
#	Ryman Healthcare, Ltd.	1,262,823	7,672,289	0.5%
	Sanford, Ltd.	382,357	1,961,589	0.1%
	Scales Corp., Ltd.	74,965	182,439	0.0%
	Scott Technology, Ltd.	45,734	103,172	0.0%
#	Skellerup Holdings, Ltd.	563,985	702,496	0.0%
#	SKY Network Television, Ltd.	2,080,268	5,260,001	0.3%
	SKYCITY Entertainment Group, Ltd.	5,292,424	15,829,077	0.9%
	Steel & Tube Holdings, Ltd.	441,625	819,354	0.1%
	Summerset Group Holdings, Ltd.	824,827	2,870,661	0.2%
	Tilt Renewables, Ltd.	87,581	130,277	0.0%
	Tourism Holdings, Ltd.	387,215	1,191,954	0.1%
#*	Tower, Ltd.	887,040	845,409	0.1%
	Trade Me Group, Ltd.	1,783,440	6,965,530	0.4%
	Trustpower, Ltd.	145,712	579,718	0.0%
	Vector, Ltd.	1,381,288	3,369,917	0.2%
	Warehouse Group, Ltd. (The)	698,604	1,049,726	0.1%
*	Xero, Ltd.	204,892	3,784,236	0.2%
	Z Energy, Ltd.	365,111	2,113,512	0.1%
TOTAL NEW ZEALAND			138,270,275	8.1%

SINGAPORE — (10.4%)
*	Abterra, Ltd.	531,800	114,820	0.0%
	Accordia Golf Trust	3,173,100	1,647,716	0.1%
	AEM Holdings, Ltd.	9,900	15,382	0.0%
#	Amara Holdings, Ltd.	974,800	368,153	0.0%
	Ascendas India Trust	1,507,400	1,242,835	0.1%
*	ASL Marine Holdings, Ltd.	148,950	13,864	0.0%
	Baker Technology, Ltd.	289,580	129,351	0.0%
*	Banyan Tree Holdings, Ltd.	1,022,900	378,691	0.0%
#	Best World International, Ltd.	2,067,250	2,132,391	0.1%
	Bonvests Holdings, Ltd.	950,000	897,168	0.1%
*	Boustead Projects, Ltd.	497,612	332,494	0.0%
	Boustead Singapore, Ltd.	1,827,636	1,167,801	0.1%
	Breadtalk Group, Ltd.	894,200	970,851	0.1%
	Broadway Industrial Group, Ltd.	370,330	35,197	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Bukit Sembawang Estates, Ltd.	709,203	$3,384,214	0.2%
	Bund Center Investment, Ltd.	659,825	378,303	0.0%
#	Centurion Corp., Ltd.	825,900	293,884	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	2,336,199	2,832,910	0.2%
	China Sunsine Chemical Holdings, Ltd.	172,500	96,323	0.0%
	Chip Eng Seng Corp., Ltd.	3,445,300	1,814,601	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	742,567	0.1%
	CITIC Envirotech, Ltd.	362,200	191,874	0.0%
*	Cityneon Holdings, Ltd.	248,300	175,822	0.0%
	Civmec, Ltd.	162,700	73,252	0.0%
#*	COSCO Shipping International Singapore Co., Ltd.	8,095,300	1,613,809	0.1%
*	Creative Technology, Ltd.	272,200	192,822	0.0%
	CSE Global, Ltd.	3,443,600	1,075,144	0.1%
#	CWT, Ltd.	1,799,000	2,912,170	0.2%
#	Del Monte Pacific, Ltd.	2,363,364	557,423	0.0%
#	Delfi, Ltd.	788,500	1,146,086	0.1%
*	DMX Technologies Group, Ltd.	2,096,000	30,261	0.0%
	Duty Free International, Ltd.	132,000	32,097	0.0%
*	Dyna-Mac Holdings, Ltd.	2,007,300	203,837	0.0%
	Elec & Eltek International Co., Ltd.	154,800	232,204	0.0%
	EnGro Corp., Ltd.	354,000	239,804	0.0%
#*	Ezion Holdings, Ltd.	12,591,378	2,146,410	0.1%
#*	Ezra Holdings, Ltd.	19,242,923	153,748	0.0%
*	Falcon Energy Group, Ltd.	1,738,500	59,310	0.0%
	Far East Orchard, Ltd.	1,085,585	1,238,494	0.1%
#	First Resources, Ltd.	4,935,500	6,793,700	0.4%
*	First Ship Lease Trust	160,900	9,125	0.0%
	First Sponsor Group, Ltd.	440,661	422,534	0.0%
#	Food Empire Holdings, Ltd.	1,418,200	690,085	0.0%
	Fragrance Group, Ltd.	6,077,000	741,590	0.1%
	Frasers Centrepoint, Ltd.	516,700	705,637	0.0%
	Frencken Group, Ltd.	59,800	20,861	0.0%
	Fu Yu Corp., Ltd.	1,622,200	232,843	0.0%
#*	Gallant Venture, Ltd.	4,992,500	495,812	0.0%
#	Geo Energy Resources, Ltd.	2,250,300	408,585	0.0%
	GK Goh Holdings, Ltd.	1,484,065	1,003,847	0.1%
	GL, Ltd.	3,401,300	1,765,672	0.1%
	Golden Agri-Resources, Ltd.	22,363,500	6,091,286	0.4%
*	Golden Energy & Resources, Ltd.	148,900	43,253	0.0%
	GP Batteries International, Ltd.	235,000	140,944	0.0%
	GP Industries, Ltd.	2,567,609	1,130,104	0.1%
	GSH Corp., Ltd.	60,860	22,546	0.0%
#	GuocoLand, Ltd.	1,036,614	1,422,466	0.1%
#*	Halcyon Agri Corp., Ltd.	1,695,148	701,737	0.0%
	Hanwell Holdings, Ltd.	1,842,619	434,497	0.0%
#	Haw Par Corp., Ltd.	56,000	455,280	0.0%
#	Health Management International, Ltd.	1,405,730	689,081	0.0%
	Hi-P International, Ltd.	1,271,600	844,779	0.1%
#	Hiap Hoe, Ltd.	498,000	253,115	0.0%
	Ho Bee Land, Ltd.	1,604,700	2,727,514	0.2%
	Hong Fok Corp., Ltd.	3,551,394	2,037,387	0.1%
	Hong Leong Asia, Ltd.	716,300	569,896	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Hong Leong Finance, Ltd.	176,700	$337,645	0.0%
	Hotel Grand Central, Ltd.	1,461,261	1,438,377	0.1%
	Hour Glass, Ltd. (The)	1,814,832	882,501	0.1%
	Hutchison Port Holdings Trust	3,377,900	1,451,298	0.1%
	Hwa Hong Corp., Ltd.	2,123,500	477,174	0.0%
	Hyflux, Ltd.	3,262,300	1,303,671	0.1%
	Indofood Agri Resources, Ltd.	3,432,100	1,197,544	0.1%
	InnoTek, Ltd.	408,900	108,450	0.0%
*	IPC Corp., Ltd.	225,970	67,007	0.0%
	Isetan Singapore, Ltd.	119,000	348,250	0.0%
#	Japfa, Ltd.	2,179,700	1,020,429	0.1%
#	k1 Ventures, Ltd.	1,005,220	466,998	0.0%
	Keppel Infrastructure Trust	8,675,332	3,561,073	0.2%
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,725,495	0.1%
	Koh Brothers Group, Ltd.	1,432,000	300,654	0.0%
#*	KrisEnergy, Ltd.	1,190,300	92,386	0.0%
	KSH Holdings, Ltd.	269,200	178,859	0.0%
	Lian Beng Group, Ltd.	2,253,500	981,521	0.1%
	Low Keng Huat Singapore, Ltd.	889,800	413,724	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	278,103	0.0%
#	M1, Ltd.	2,667,000	4,221,959	0.3%
#	Mandarin Oriental International, Ltd.	279,200	558,238	0.0%
*	Mermaid Maritime PCL	274,000	32,623	0.0%
#	Metro Holdings, Ltd.	2,769,292	2,383,031	0.1%
	Mewah International, Inc.	89,000	18,764	0.0%
*	Midas Holdings, Ltd.	8,558,700	1,398,144	0.1%
*	Nam Cheong, Ltd.	6,557,040	99,778	0.0%
	Nera Telecommunications, Ltd.	1,143,400	315,445	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	330,020	0.0%
#*	Noble Group, Ltd.	7,518,480	2,538,469	0.2%
	NSL, Ltd.	409,900	432,919	0.0%
	Olam International, Ltd.	317,100	449,226	0.0%
	OUE, Ltd.	1,996,500	2,842,253	0.2%
#	Overseas Education, Ltd.	65,300	18,499	0.0%
#	Oxley Holdings, Ltd.	2,187,900	921,826	0.1%
#*	Pacc Offshore Services Holdings, Ltd.	516,900	108,839	0.0%
#	Pan-United Corp., Ltd.	1,948,600	779,372	0.1%
*	Penguin International, Ltd.	446,032	82,637	0.0%
	Perennial Real Estate Holdings, Ltd.	117,100	74,836	0.0%
#	Q&M Dental Group Singapore, Ltd.	2,188,300	1,072,746	0.1%
	QAF, Ltd.	1,359,162	1,253,640	0.1%
*	Raffles Education Corp., Ltd.	4,176,710	582,479	0.0%
#	Raffles Medical Group, Ltd.	4,704,473	4,579,251	0.3%
	RHT Health Trust	3,098,700	2,013,155	0.1%
#	Riverstone Holdings, Ltd.	1,156,600	844,126	0.1%
	Rotary Engineering, Ltd.	1,499,400	397,477	0.0%
#*	Rowsley, Ltd.	4,411,200	227,444	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	116,911	0.0%
	San Teh, Ltd.	171,787	27,386	0.0%
	SATS, Ltd.	1,090,400	4,045,026	0.2%
	SBS Transit, Ltd.	926,200	1,755,816	0.1%
#	SembCorp Industries, Ltd.	3,431,700	7,671,708	0.5%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	SembCorp Marine, Ltd.	3,825,900	$4,567,215	0.3%
	Sheng Siong Group, Ltd.	4,266,400	3,067,953	0.2%
#	SHS Holdings, Ltd.	2,304,100	367,948	0.0%
	SIA Engineering Co., Ltd.	250,100	741,030	0.0%
#	SIIC Environment Holdings, Ltd.	4,602,820	1,738,340	0.1%
#	Sinarmas Land, Ltd.	6,897,100	2,155,031	0.1%
	Sing Holdings, Ltd.	1,150,700	296,570	0.0%
	Sing Investments & Finance, Ltd.	309,475	330,443	0.0%
#	Singapore Post, Ltd.	10,740,900	10,375,752	0.6%
	Singapore Reinsurance Corp., Ltd.	1,514,530	351,260	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	321,583	0.0%
	Singapura Finance, Ltd.	348,124	264,186	0.0%
#	Sino Grandness Food Industry Group, Ltd.	4,336,435	771,037	0.1%
	Stamford Land Corp., Ltd.	3,188,100	1,180,670	0.1%
#	StarHub, Ltd.	1,826,100	3,607,802	0.2%
	Straco Corp., Ltd.	130,000	83,086	0.0%
	Sunningdale Tech, Ltd.	881,360	1,114,325	0.1%
*	SunVic Chemical Holdings, Ltd.	1,137,845	81,629	0.0%
#*	Swiber Holdings, Ltd.	2,895,250	42,900	0.0%
*	Tat Hong Holdings, Ltd.	2,662,560	697,882	0.0%
	Tiong Woon Corp. Holding, Ltd.	228,100	38,819	0.0%
#	Tuan Sing Holdings, Ltd.	4,252,495	989,813	0.1%
	UMS Holdings, Ltd.	2,656,700	1,940,361	0.1%
	United Engineers, Ltd.	3,318,328	6,604,023	0.4%
#	United Industrial Corp., Ltd.	167,752	386,069	0.0%
	United Overseas Insurance, Ltd.	181,850	731,358	0.0%
	UOB-Kay Hian Holdings, Ltd.	2,008,761	1,970,042	0.1%
	UOL Group, Ltd.	2,110,717	11,711,129	0.7%
#	UPP Holdings, Ltd.	3,076,900	603,578	0.0%
	Valuetronics Holdings, Ltd.	1,915,950	1,105,739	0.1%
	Venture Corp., Ltd.	1,994,100	17,454,768	1.0%
	Vibrant Group, Ltd.	1,974,019	544,108	0.0%
	Vicom, Ltd.	119,500	493,016	0.0%
	Wee Hur Holdings, Ltd.	2,670,400	445,954	0.0%
#	Wheelock Properties Singapore, Ltd.	1,926,400	2,623,040	0.2%
	Wing Tai Holdings, Ltd.	3,573,667	5,167,215	0.3%
#	Yeo Hiap Seng, Ltd.	223,731	211,113	0.0%
	YHI International, Ltd.	176,200	44,529	0.0%
*	Yongnam Holdings, Ltd.	2,977,200	443,227	0.0%
	Zhongmin Baihui Retail Group, Ltd.	26,900	20,605	0.0%
TOTAL SINGAPORE			206,628,609	12.0%
TOTAL COMMON STOCKS			1,705,504,035	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	Collins Foods, Ltd. Rights 07/12/17	46,387	—	0.0%
*	Link Administration Holdings, Ltd. Rights 07/17/17	253,844	223,395	0.0%
TOTAL AUSTRALIA			223,395	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (0.0%)
* Cheuk Nang Holdings, Ltd. Rights 06/21/18	24,412	$3,127	0.0%
* International Standard Resources Holdings, Ltd. Warrants 05/10/18	3,097,050	5,553	0.0%
TOTAL HONG KONG		8,680	0.0%

NEW ZEALAND — (0.0%)
* Orion Health Group, Ltd. Rights 06/29/17	889	248	0.0%

SINGAPORE — (0.0%)
* Duty Free International, Ltd. Rights 05/13/22	17,080	372	0.0%
* Pan-United Corp., Ltd. Rights 07/12/17	487,150	39,630	0.0%
TOTAL SINGAPORE		40,002	0.0%
TOTAL RIGHTS/WARRANTS		272,325	0.0%

MUTUAL FUNDS — (0.0%)
AUSTRALIA — (0.0%)
Qube Logistics Mutual Fund	119,428	241,414	0.0%
TOTAL INVESTMENT SECURITIES		1,706,017,774

		Value†
SECURITIES LENDING COLLATERAL — (14.1%)
§@ DFA Short Term Investment Fund	24,154,117	279,511,440	16.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,963,290,264)^		$1,985,536,391	115.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (19.6%)
	4imprint Group P.L.C.	100,984	$2,210,137	0.1%
	888 Holdings P.L.C.	1,003,090	3,331,300	0.2%
	AA P.L.C.	3,246,551	9,646,817	0.5%
	B&M European Value Retail SA	3,475,343	15,343,271	0.7%
	Bellway P.L.C.	669,602	25,983,899	1.2%
	Berkeley Group Holdings P.L.C.	262,704	11,046,575	0.5%
	Bloomsbury Publishing P.L.C.	290,057	628,896	0.0%
	Bovis Homes Group P.L.C.	921,633	11,475,164	0.5%
	Card Factory P.L.C.	1,013,934	3,929,746	0.2%
*	Carpetright P.L.C.	95,402	232,191	0.0%
#	Centaur Media P.L.C.	537,905	336,636	0.0%
	Cineworld Group P.L.C.	1,228,419	11,227,228	0.5%
	Connect Group P.L.C.	1,312,384	1,922,139	0.1%
	Crest Nicholson Holdings P.L.C.	1,645,218	11,227,994	0.5%
	Daily Mail & General Trust P.L.C.	1,314,134	11,420,129	0.5%
	Debenhams P.L.C.	6,862,458	3,873,088	0.2%
	DFS Furniture P.L.C.	323,708	866,738	0.0%
	Dignity P.L.C.	251,989	8,174,040	0.4%
	Dixons Carphone P.L.C.	2,697,016	9,969,964	0.5%
	Domino's Pizza Group P.L.C.	2,536,833	9,709,371	0.5%
	Dunelm Group P.L.C.	384,367	3,017,002	0.1%
*	EI Group P.L.C.	3,243,847	5,427,870	0.3%
	Entertainment One, Ltd.	1,165,248	3,346,304	0.2%
	Euromoney Institutional Investor P.L.C.	282,895	3,951,210	0.2%
*	Findel P.L.C.	239,314	623,845	0.0%
	Fuller Smith & Turner P.L.C. Class A	135,207	1,878,600	0.1%
*	Future P.L.C.	52,125	180,257	0.0%
	Games Workshop Group P.L.C.	106,626	1,666,515	0.1%
	Greene King P.L.C.	1,786,209	15,676,299	0.7%
	Greggs P.L.C.	567,823	7,980,284	0.4%
	GVC Holdings P.L.C.	1,279,231	12,607,286	0.6%
#	Gym Group P.L.C. (The)	182,374	446,738	0.0%
	Halfords Group P.L.C.	1,197,635	5,334,893	0.3%
	Headlam Group P.L.C.	441,820	3,096,680	0.1%
	Henry Boot P.L.C.	417,992	1,652,048	0.1%
	Hostelworld Group P.L.C.	31,199	140,809	0.0%
	Huntsworth P.L.C.	970,321	731,281	0.0%
	Inchcape P.L.C.	2,190,976	21,536,970	1.0%
	ITE Group P.L.C.	1,532,231	3,076,238	0.1%
#	J D Wetherspoon P.L.C.	481,928	6,124,421	0.3%
#*	Jackpotjoy P.L.C.	57,672	512,340	0.0%
	JD Sports Fashion P.L.C.	2,325,390	10,592,300	0.5%
*	Jimmy Choo P.L.C.	316,174	856,264	0.0%
	John Menzies P.L.C.	476,310	4,365,682	0.2%
	Ladbrokes Coral Group P.L.C.	5,357,119	7,988,567	0.4%
#	Laura Ashley Holdings P.L.C.	1,465,488	217,117	0.0%
	Lookers P.L.C.	1,876,000	2,791,076	0.1%
	Marston's P.L.C.	3,644,221	5,793,791	0.3%
	McCarthy & Stone P.L.C.	1,410,077	3,023,156	0.1%
	Millennium & Copthorne Hotels P.L.C.	1,000,376	5,769,598	0.3%
	Mitchells & Butlers P.L.C.	1,157,232	3,473,402	0.2%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	MJ Gleeson P.L.C.	189,171	$1,528,708	0.1%
#*	Mothercare P.L.C.	683,942	1,025,781	0.1%
	N Brown Group P.L.C.	979,885	3,962,019	0.2%
#*	Ocado Group P.L.C.	2,584,145	9,725,884	0.5%
	On the Beach Group P.L.C.	3,760	19,115	0.0%
	Pendragon P.L.C.	6,872,682	2,782,044	0.1%
#	Pets at Home Group P.L.C.	1,313,073	2,764,068	0.1%
	Photo-Me International P.L.C.	1,188,523	2,565,943	0.1%
*	Punch Taverns P.L.C.	133,442	310,703	0.0%
	Rank Group P.L.C.	778,257	2,409,760	0.1%
	Redrow P.L.C.	1,386,677	9,883,202	0.5%
	Restaurant Group P.L.C. (The)	1,177,060	5,022,056	0.2%
*	Sportech P.L.C.	396,817	551,881	0.0%
#*	Sports Direct International P.L.C.	1,243,765	4,718,661	0.2%
	SSP Group P.L.C.	1,668,060	10,335,138	0.5%
	STV Group P.L.C.	4,868	24,311	0.0%
	SuperGroup P.L.C.	289,877	5,644,324	0.3%
	Tarsus Group P.L.C.	207,820	752,494	0.0%
	Ted Baker P.L.C.	153,478	4,774,681	0.2%
	Thomas Cook Group P.L.C.	8,687,680	10,178,500	0.5%
	Topps Tiles P.L.C.	925,429	994,914	0.1%
	Trinity Mirror P.L.C.	1,714,822	2,191,719	0.1%
	UBM P.L.C.	2,081,478	18,705,781	0.9%
	Vitec Group P.L.C. (The)	162,558	2,159,525	0.1%
	WH Smith P.L.C.	680,498	15,189,711	0.7%
	William Hill P.L.C.	4,381,360	14,520,545	0.7%
Total Consumer Discretionary			429,175,634	20.1%

Consumer Staples — (4.8%)
	A.G. Barr P.L.C.	668,022	5,354,294	0.2%
#	Anglo-Eastern Plantations P.L.C.	104,452	1,107,162	0.1%
	Booker Group P.L.C.	8,370,700	20,299,403	1.0%
	Britvic P.L.C.	1,321,646	11,912,252	0.6%
	Cranswick P.L.C.	273,880	10,009,197	0.5%
#	Dairy Crest Group P.L.C.	841,204	6,553,289	0.3%
	Devro P.L.C.	930,843	2,506,641	0.1%
	Greencore Group P.L.C.	3,643,038	11,676,682	0.5%
	Hilton Food Group P.L.C.	51,091	490,964	0.0%
	McBride P.L.C.	1,043,698	2,545,742	0.1%
	McColl's Retail Group P.L.C.	42,133	110,022	0.0%
*	Premier Foods P.L.C.	4,724,268	2,494,678	0.1%
	PZ Cussons P.L.C.	1,524,870	6,807,920	0.3%
*	REA Holdings P.L.C.	50,639	216,960	0.0%
	Stock Spirits Group P.L.C.	768,228	1,697,062	0.1%
	Tate & Lyle P.L.C.	2,479,497	21,369,224	1.0%
Total Consumer Staples			105,151,492	4.9%

Energy — (3.9%)
	Amec Foster Wheeler P.L.C.	2,037,469	12,411,144	0.6%
	Anglo Pacific Group P.L.C.	798,827	1,150,976	0.1%
*	Cairn Energy P.L.C.	3,678,960	8,259,950	0.4%
#*	EnQuest P.L.C.	6,129,232	2,538,894	0.1%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
*	Gulf Keystone Petroleum, Ltd.	184,232	$232,632	0.0%
	Gulf Marine Services P.L.C.	122,883	88,130	0.0%
*	Hunting P.L.C.	892,983	5,679,434	0.3%
	James Fisher & Sons P.L.C.	266,068	5,652,805	0.3%
	John Wood Group P.L.C.	1,951,303	16,303,499	0.7%
*	Lamprell P.L.C.	1,147,970	1,528,674	0.1%
*	Nostrum Oil & Gas P.L.C.	104,053	655,445	0.0%
*	Ophir Energy P.L.C.	4,544,480	5,033,155	0.2%
	Petrofac, Ltd.	1,280,913	7,365,211	0.3%
#*	Premier Oil P.L.C.	3,029,094	1,977,521	0.1%
	Soco International P.L.C.	1,239,300	1,881,514	0.1%
	Stobart Group, Ltd.	1,086,251	4,192,480	0.2%
#*	Tullow Oil P.L.C.	5,659,078	11,124,625	0.5%
Total Energy			86,076,089	4.0%

Financials — (14.9%)
	Aberdeen Asset Management P.L.C.	3,284,338	12,930,761	0.6%
*	Aldermore Group P.L.C.	912,985	2,584,744	0.1%
	Arrow Global Group P.L.C.	875,246	4,619,925	0.2%
	Ashmore Group P.L.C.	1,963,444	9,037,258	0.4%
	Beazley P.L.C.	2,787,563	17,729,775	0.8%
	BGEO Group P.L.C.	228,246	10,383,508	0.5%
	Brewin Dolphin Holdings P.L.C.	1,582,577	7,061,691	0.3%
	Charles Stanley Group P.L.C.	122,025	572,082	0.0%
	Charles Taylor P.L.C.	192,071	600,314	0.0%
	Chesnara P.L.C.	678,516	3,415,456	0.2%
	Close Brothers Group P.L.C.	804,103	15,816,439	0.7%
	CMC Markets P.L.C.	128,396	238,880	0.0%
*	CYBG P.L.C.	1,554,756	5,592,514	0.3%
	esure Group P.L.C.	1,478,561	5,796,186	0.3%
	Hansard Global P.L.C.	16,468	19,296	0.0%
	Hastings Group Holdings P.L.C.	522,252	2,134,527	0.1%
	Hiscox, Ltd.	1,520,623	25,107,822	1.2%
	IG Group Holdings P.L.C.	1,792,534	13,269,207	0.6%
	Intermediate Capital Group P.L.C.	1,411,465	15,306,460	0.7%
	International Personal Finance P.L.C.	1,103,829	2,425,812	0.1%
*	IP Group P.L.C.(BZ3T570)	140,181	—	0.0%
#*	IP Group P.L.C.(B128J45)	1,822,358	3,207,006	0.2%
#*	Janus Henderson Group P.L.C.	562,840	18,861,129	0.9%
	Jardine Lloyd Thompson Group P.L.C.	644,796	10,075,615	0.5%
	Jupiter Fund Management P.L.C.	2,227,194	14,648,625	0.7%
	Just Group P.L.C.	1,860,415	3,090,372	0.1%
	Lancashire Holdings, Ltd.	1,128,968	10,252,553	0.5%
	Man Group P.L.C.	9,049,878	18,261,486	0.9%
	NEX Group P.L.C.	1,643,215	13,371,592	0.6%
	Novae Group P.L.C.	324,392	2,408,488	0.1%
#	OneSavings Bank P.L.C.	674,762	3,292,104	0.2%
	Paragon Group of Cos. P.L.C. (The)	1,515,170	8,428,109	0.4%
	Phoenix Group Holdings	1,858,807	18,770,918	0.9%
	Rathbone Brothers P.L.C.	236,345	7,801,151	0.4%
	S&U P.L.C.	20,417	542,065	0.0%
	Saga P.L.C.	5,529,005	15,082,868	0.7%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Shawbrook Group P.L.C.	394,023	$1,739,997	0.1%
	TP ICAP P.L.C.	2,738,199	16,662,727	0.8%
	Virgin Money Holdings UK P.L.C.	1,250,280	4,341,238	0.2%
*	Waterloo Investment Holdings, Ltd.	5,979	545	0.0%
Total Financials			325,481,245	15.3%

Health Care — (3.5%)
*	BTG P.L.C.	1,870,654	17,000,891	0.8%
*	Cambian Group P.L.C.	559,761	1,213,702	0.1%
#*	Circassia Pharmaceuticals P.L.C.	469,883	557,485	0.0%
	Consort Medical P.L.C.	260,576	3,549,340	0.2%
	Dechra Pharmaceuticals P.L.C.	391,970	8,686,220	0.4%
	Genus P.L.C.	325,361	7,530,738	0.4%
	Indivior P.L.C.	3,801,468	15,479,273	0.7%
	Spire Healthcare Group P.L.C.	1,049,538	4,436,220	0.2%
	UDG Healthcare P.L.C.	1,250,220	14,101,357	0.7%
*	Vectura Group P.L.C.	3,488,250	5,087,622	0.2%
Total Health Care			77,642,848	3.7%

Industrials — (28.0%)
	Aggreko P.L.C.	1,332,278	15,959,664	0.8%
	Air Partner P.L.C.	236,761	343,114	0.0%
	Alumasc Group P.L.C. (The)	114,348	277,080	0.0%
	Avon Rubber P.L.C.	115,594	1,533,839	0.1%
	Balfour Beatty P.L.C.	3,549,781	12,522,758	0.6%
	BBA Aviation P.L.C.	5,667,084	22,687,291	1.1%
	Berendsen P.L.C.	823,219	13,197,649	0.6%
	Bodycote P.L.C.	1,132,110	11,113,256	0.5%
#	Braemar Shipping Services P.L.C.	115,794	422,831	0.0%
	Cape P.L.C.	734,268	1,793,486	0.1%
	Capita P.L.C.	1,082,994	9,759,401	0.5%
#	Carillion P.L.C.	2,653,376	6,453,067	0.3%
	Carr's Group P.L.C.	343,111	616,137	0.0%
	Castings P.L.C.	157,187	947,926	0.1%
	Chemring Group P.L.C.	1,652,568	3,976,844	0.2%
#	Clarkson P.L.C.	131,782	4,333,491	0.2%
	Clipper Logistics P.L.C.	17,769	94,208	0.0%
	Cobham P.L.C.	12,264,036	20,710,968	1.0%
	Communisis P.L.C.	1,064,129	704,812	0.0%
	Costain Group P.L.C.	509,418	3,059,940	0.1%
	De La Rue P.L.C.	665,149	5,787,553	0.3%
*	Dialight P.L.C.	102,467	1,465,673	0.1%
	Diploma P.L.C.	596,092	8,563,872	0.4%
	Fenner P.L.C.	1,162,357	4,334,507	0.2%
*	Firstgroup P.L.C.	7,268,140	11,914,687	0.6%
*	Flybe Group P.L.C.	616,871	295,171	0.0%
	G4S P.L.C.	1,569,339	6,674,275	0.3%
	Galliford Try P.L.C.	481,131	7,282,880	0.3%
	Go-Ahead Group P.L.C.	226,040	5,180,207	0.2%
	Goodwin P.L.C.	383	7,840	0.0%
	Grafton Group P.L.C.	1,236,009	11,345,645	0.5%
	Harvey Nash Group P.L.C.	46,693	52,217	0.0%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Hays P.L.C.	6,845,876	$14,801,470	0.7%
	Hogg Robinson Group P.L.C.	134,014	115,226	0.0%
	HomeServe P.L.C.	1,369,369	13,106,036	0.6%
	Howden Joinery Group P.L.C.	3,209,546	17,025,968	0.8%
	IMI P.L.C.	1,390,031	21,649,967	1.0%
	Interserve P.L.C.	841,666	2,534,009	0.1%
	IWG P.L.C.	3,349,423	14,120,760	0.7%
	John Laing Group P.L.C.	1,175,396	4,639,202	0.2%
	Keller Group P.L.C.	433,465	4,968,184	0.2%
	Kier Group P.L.C.	558,502	8,924,617	0.4%
	Management Consulting Group P.L.C.	788,035	84,091	0.0%
	Mears Group P.L.C.	559,010	3,467,733	0.2%
	Meggitt P.L.C.	4,273,091	26,551,937	1.3%
	Melrose Industries P.L.C.	10,887,020	34,394,454	1.6%
#	Mitie Group P.L.C.	2,122,246	7,650,038	0.4%
	Morgan Advanced Materials P.L.C.	1,527,336	5,644,861	0.3%
	Morgan Sindall Group P.L.C.	208,261	3,358,391	0.2%
	National Express Group P.L.C.	2,200,842	10,510,638	0.5%
	Norcros P.L.C.	27,976	66,264	0.0%
	Northgate P.L.C.	838,501	4,840,377	0.2%
	Pagegroup P.L.C.	1,596,218	9,907,469	0.5%
	PayPoint P.L.C.	260,966	3,006,946	0.1%
	Polypipe Group P.L.C.	986,300	4,915,999	0.2%
	Porvair P.L.C.	7,527	54,310	0.0%
	QinetiQ Group P.L.C.	3,269,092	11,516,325	0.5%
	Renewi P.L.C.	3,667,879	3,954,341	0.2%
*	Renold P.L.C.	193,435	133,107	0.0%
	Rentokil Initial P.L.C.	8,013,392	28,516,121	1.3%
	Ricardo P.L.C.	271,798	2,753,083	0.1%
	Robert Walters P.L.C.	381,498	2,106,091	0.1%
	Rotork P.L.C.	4,239,914	12,998,418	0.6%
	RPS Group P.L.C.	1,340,662	4,568,901	0.2%
	Senior P.L.C.	2,470,762	7,552,229	0.4%
*	Serco Group P.L.C.	3,356,146	5,022,404	0.2%
	Severfield P.L.C.	1,262,597	1,272,299	0.1%
	SIG P.L.C.	3,688,259	7,136,901	0.3%
	Speedy Hire P.L.C.	2,872,634	2,170,990	0.1%
	Spirax-Sarco Engineering P.L.C.	375,981	26,221,930	1.2%
	St. Ives P.L.C.	654,912	441,988	0.0%
	Stagecoach Group P.L.C.	2,117,596	5,139,652	0.2%
	Sthree P.L.C.	426,951	1,715,991	0.1%
	T Clarke P.L.C.	147,457	163,127	0.0%
	Travis Perkins P.L.C.	384,763	7,293,912	0.3%
	Trifast P.L.C.	459,256	1,345,936	0.1%
	Tyman P.L.C.	425,461	1,966,311	0.1%
	Ultra Electronics Holdings P.L.C.	403,850	10,789,889	0.5%
	Vesuvius P.L.C.	1,414,171	9,772,634	0.5%
*	Volex P.L.C.	307,047	240,290	0.0%
	Volution Group P.L.C.	83,838	209,138	0.0%
	Vp P.L.C.	160,962	1,860,645	0.1%
	Weir Group P.L.C. (The)	1,080,278	24,381,679	1.2%
	Wilmington P.L.C.	334,384	1,025,530	0.1%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Wincanton P.L.C.	664,378	$2,159,448	0.1%
*	Wizz Air Holdings P.L.C.	141,798	4,471,517	0.2%
	WS Atkins P.L.C.	502,623	13,630,438	0.6%
	XP Power, Ltd.	74,988	2,368,783	0.1%
Total Industrials			614,651,284	28.8%

Information Technology — (9.4%)
	Acal P.L.C.	322,132	1,267,592	0.1%
	Auto Trader Group P.L.C.	434,497	2,151,348	0.1%
	AVEVA Group P.L.C.	364,825	9,222,842	0.4%
	Computacenter P.L.C.	432,094	4,561,768	0.2%
	Electrocomponents P.L.C.	2,396,207	18,023,878	0.8%
	Equiniti Group P.L.C.	548,241	1,782,583	0.1%
	FDM Group Holdings P.L.C.	60,365	597,590	0.0%
	Fidessa Group P.L.C.	215,620	6,507,774	0.3%
*	Gocompare.Com Group P.L.C.	1,697,878	2,347,966	0.1%
	Halma P.L.C.	1,951,180	27,961,076	1.3%
*	Imagination Technologies Group P.L.C.	594,017	1,183,523	0.1%
	Kainos Group P.L.C.	58,236	205,545	0.0%
	Laird P.L.C.	2,868,352	5,180,835	0.2%
	Moneysupermarket.com Group P.L.C.	2,724,454	12,548,693	0.6%
#	NCC Group P.L.C.	714,865	1,524,017	0.1%
	Oxford Instruments P.L.C.	295,060	4,027,255	0.2%
*	Paysafe Group P.L.C.	2,424,051	16,133,087	0.8%
	Playtech P.L.C.	1,158,736	14,353,680	0.7%
	Renishaw P.L.C.	180,256	8,499,529	0.4%
	Rightmove P.L.C.	477,301	26,410,664	1.2%
	RM P.L.C.	318,504	718,261	0.0%
	SDL P.L.C.	395,868	3,217,630	0.2%
	Softcat P.L.C.	427,384	2,191,693	0.1%
	Spectris P.L.C.	637,634	20,963,098	1.0%
	Spirent Communications P.L.C.	3,173,024	4,835,524	0.2%
	TT Electronics P.L.C.	857,764	2,162,227	0.1%
	Xaar P.L.C.	370,936	1,826,515	0.1%
	ZPG P.L.C.	1,386,380	6,552,971	0.3%
Total Information Technology			206,959,164	9.7%

Materials — (7.1%)
	Acacia Mining P.L.C.	900,534	3,500,495	0.2%
*	Carclo P.L.C.	213,640	474,119	0.0%
	Centamin P.L.C.	6,065,603	12,251,723	0.6%
	Croda International P.L.C.	—	24	0.0%
	DS Smith P.L.C.	4,938,232	30,477,991	1.4%
	Elementis P.L.C.	2,652,783	10,172,450	0.5%
#	Essentra P.L.C.	1,468,954	10,801,148	0.5%
*	Evraz P.L.C.	1,660,604	4,472,663	0.2%
	Ferrexpo P.L.C.	927,927	2,499,141	0.1%
*	Gem Diamonds, Ltd.	654,276	782,813	0.0%
	Hill & Smith Holdings P.L.C.	416,549	7,492,204	0.4%
	Hochschild Mining P.L.C.	1,509,803	5,397,251	0.3%
	Ibstock P.L.C.	959,901	3,073,122	0.1%
*	KAZ Minerals P.L.C.	1,307,816	8,821,328	0.4%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
#* Lonmin P.L.C.	1,647,895	$1,412,800	0.1%
Low & Bonar P.L.C.	1,194,233	1,320,985	0.1%
Marshalls P.L.C.	1,111,593	5,435,280	0.3%
* Petra Diamonds, Ltd.	3,145,803	4,475,045	0.2%
#* Petropavlovsk P.L.C.	13,841,290	1,238,225	0.1%
RPC Group P.L.C.	2,047,901	20,070,642	0.9%
Synthomer P.L.C.	1,372,318	8,717,338	0.4%
Vedanta Resources P.L.C.	113,832	951,517	0.0%
Victrex P.L.C.	446,927	10,918,567	0.5%
Zotefoams P.L.C.	93,537	376,869	0.0%
Total Materials		155,133,740	7.3%

Real Estate — (2.3%)
# Capital & Counties Properties P.L.C.	3,920,194	14,962,219	0.7%
CLS Holdings P.L.C.	294,206	778,262	0.0%
Countrywide P.L.C.	649,114	1,413,483	0.1%
Daejan Holdings P.L.C.	40,669	3,268,010	0.2%
Foxtons Group P.L.C.	1,025,578	1,265,364	0.1%
Grainger P.L.C.	2,785,447	9,541,051	0.4%
Harworth Group P.L.C.	30,680	38,160	0.0%
Helical P.L.C.	633,790	2,486,854	0.1%
LSL Property Services P.L.C.	333,276	953,988	0.0%
* Raven Russia, Ltd.	1,080,705	695,072	0.0%
Savills P.L.C.	734,682	8,421,083	0.4%
St. Modwen Properties P.L.C.	1,131,729	5,287,289	0.3%
U & I Group P.L.C.	711,291	1,748,547	0.1%
Total Real Estate		50,859,382	2.4%

Telecommunication Services — (1.4%)
Inmarsat P.L.C.	2,060,409	20,664,141	0.9%
KCOM Group P.L.C.	3,197,302	3,707,369	0.2%
# TalkTalk Telecom Group P.L.C.	2,586,447	6,079,426	0.3%
Total Telecommunication Services		30,450,936	1.4%

Utilities — (1.7%)
Drax Group P.L.C.	2,289,914	9,725,358	0.5%
Pennon Group P.L.C.	2,088,940	22,449,594	1.0%
Telecom Plus P.L.C.	326,650	4,914,359	0.2%
Total Utilities		37,089,311	1.7%
TOTAL COMMON STOCKS		2,118,671,125	99.3%
TOTAL INVESTMENT SECURITIES		2,118,671,125

		Value†
SECURITIES LENDING COLLATERAL — (3.4%)
§@ DFA Short Term Investment Fund	6,384,222	73,878,218	3.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,897,276,791)^		$2,192,549,343	102.8%

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.0%)
AUSTRIA — (3.0%)
	Agrana Beteiligungs AG	18,464	$2,409,617	0.0%
	ANDRITZ AG	327,520	19,760,202	0.4%
	Atrium European Real Estate, Ltd.	786,864	3,514,723	0.1%
#	Austria Technologie & Systemtechnik AG	154,803	1,737,660	0.0%
	BUWOG AG	457,603	13,139,190	0.3%
#	CA Immobilien Anlagen AG	425,659	10,390,555	0.2%
#	DO & CO AG	33,007	2,328,801	0.0%
	EVN AG	204,617	3,058,545	0.1%
*	FACC AG	89,513	840,187	0.0%
	Flughafen Wien AG	14,487	549,630	0.0%
#	IMMOFINANZ AG	3,589,367	8,211,258	0.2%
	Josef Manner & Co. AG	870	54,372	0.0%
	Kapsch TrafficCom AG	33,944	1,815,355	0.0%
	Lenzing AG	51,632	9,247,035	0.2%
	Mayr Melnhof Karton AG	49,633	6,491,799	0.1%
	Oberbank AG	45,050	4,014,507	0.1%
	Oesterreichische Post AG	203,557	8,844,216	0.2%
	Palfinger AG	86,337	4,028,465	0.1%
	POLYTEC Holding AG	101,937	1,923,882	0.0%
#	Porr Ag	50,044	1,581,048	0.0%
*	Raiffeisen Bank International AG	518,738	13,093,768	0.2%
	RHI AG	147,894	5,485,010	0.1%
#	Rosenbauer International AG	18,912	1,246,261	0.0%
	S IMMO AG	330,386	4,796,561	0.1%
#*	Schoeller-Bleckmann Oilfield Equipment AG	63,374	4,151,940	0.1%
#	Semperit AG Holding	68,546	2,000,235	0.0%
#	Strabag SE	105,005	4,549,903	0.1%
	Telekom Austria AG	614,769	4,840,978	0.1%
	UBM Development AG	4,216	179,931	0.0%
#	UNIQA Insurance Group AG	761,218	7,100,331	0.1%
	Verbund AG	308,524	5,884,684	0.1%
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	189,476	5,348,113	0.1%
	Wienerberger AG	617,965	14,058,185	0.3%
#	Wolford AG	11,252	215,567	0.0%
	Zumtobel Group AG	163,135	3,032,853	0.1%
TOTAL AUSTRIA			179,925,367	3.4%

BELGIUM — (3.9%)
#*	Ablynx NV	310,078	3,997,088	0.1%
	Ackermans & van Haaren NV	134,383	22,436,842	0.4%
*	AGFA-Gevaert NV	1,029,722	5,009,184	0.1%
	Atenor	7,598	410,351	0.0%
	Banque Nationale de Belgique	260	867,050	0.0%
	Barco NV	68,081	6,989,026	0.1%
	Bekaert SA	203,089	10,332,085	0.2%
	bpost SA	463,054	11,183,850	0.2%
#*	Celyad SA	33,227	1,405,191	0.0%
	Cie d'Entreprises CFE	49,147	6,963,807	0.1%
#	Cie Immobiliere de Belgique SA	14,788	913,836	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	405,601	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	D'ieteren SA	138,545	$6,473,986	0.1%
*	Dalenys	20,562	204,022	0.0%
	Deceuninck NV	381,524	1,429,083	0.0%
	Econocom Group SA	686,666	5,740,589	0.1%
	Elia System Operator SA	169,789	9,608,763	0.2%
#	Euronav NV	746,423	5,900,951	0.1%
	EVS Broadcast Equipment SA	74,487	2,994,645	0.1%
#	Exmar NV	174,456	837,270	0.0%
#*	Fagron	240,731	2,962,062	0.1%
*	Galapagos NV(B07MXC1)	9,372	715,685	0.0%
*	Galapagos NV(B07Q2V5)	220,186	16,832,420	0.3%
	Gimv NV	34,408	2,084,103	0.1%
	Ion Beam Applications	115,719	6,378,087	0.1%
	Jensen-Group NV	14,156	671,506	0.0%
#	Kinepolis Group NV	94,699	5,257,706	0.1%
#	Lotus Bakeries	1,454	3,871,786	0.1%
#*	MDxHealth	189,412	1,022,297	0.0%
	Melexis NV	113,838	9,347,711	0.2%
#*	Nyrstar NV	745,541	4,546,113	0.1%
	Ontex Group NV	424,119	15,067,186	0.3%
	Orange Belgium SA	169,887	3,976,274	0.1%
	Picanol	28,800	3,417,007	0.1%
	RealDolmen	8,137	249,063	0.0%
	RealDolmen NV	120	3	0.0%
	Recticel SA	247,048	1,915,388	0.0%
#	Resilux	5,092	890,361	0.0%
	Roularta Media Group NV	10,263	262,243	0.0%
	Sapec	1,288	87,220	0.0%
	Sioen Industries NV	50,430	1,630,095	0.0%
	Sipef SA	30,969	2,228,610	0.1%
*	Telenet Group Holding NV	35,452	2,233,295	0.1%
	TER Beke SA	2,374	488,810	0.0%
*	Tessenderlo Group SA	213,754	9,191,909	0.2%
#*	ThromboGenics NV	159,152	572,491	0.0%
*	TiGenix NV	139,141	149,878	0.0%
	Umicore SA	364,129	25,329,184	0.5%
#	Van de Velde NV	35,498	1,899,650	0.0%
*	Viohalco SA	583,796	1,915,714	0.0%
TOTAL BELGIUM			229,297,077	4.3%

DENMARK — (4.7%)
#	ALK-Abello A.S.	34,499	5,148,128	0.1%
	Alm Brand A.S.	527,605	4,701,527	0.1%
#	Ambu A.S. Class B	129,396	8,342,037	0.2%
	Arkil Holding A.S. Class B	504	80,921	0.0%
*	Bang & Olufsen A.S.	238,410	3,990,910	0.1%
	BankNordik P/F	1,753	33,108	0.0%
#*	Bavarian Nordic A.S.	204,295	12,034,712	0.2%
	Brodrene Hartmann A.S.	16,148	953,659	0.0%
#	Columbus A.S.	282,092	602,304	0.0%
#*	D/S Norden A.S.	182,838	3,327,744	0.1%
	DFDS A.S.	175,917	9,378,297	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	Djurslands Bank A.S.	8,970	$344,305	0.0%
	FLSmidth & Co. A.S.	260,041	16,431,871	0.3%
	Fluegger A.S. Class B	4,198	239,206	0.0%
#	GN Store Nord A.S.	855,243	24,972,229	0.5%
	Gronlandsbanken A.S.	1,125	107,297	0.0%
*	H+H International A.S. Class B	54,662	911,023	0.0%
	Harboes Bryggeri A.S. Class B	16,516	310,590	0.0%
#	IC Group A.S.	40,541	871,826	0.0%
*	Jeudan A.S.	5,970	646,698	0.0%
	Jyske Bank A.S.	442,147	25,610,952	0.5%
	Lan & Spar Bank	4,981	405,345	0.0%
	Matas A.S.	193,833	3,068,213	0.1%
*	NKT A.S.	177,351	14,222,083	0.3%
#	NNIT A.S.	26,632	812,296	0.0%
	Nordjyske Bank A.S.	40,624	717,715	0.0%
	Parken Sport & Entertainment A.S.	33,556	440,415	0.0%
	Per Aarsleff Holding A.S.	120,639	2,929,020	0.1%
	Ringkjoebing Landbobank A.S.	124,040	6,193,354	0.1%
	Roblon A.S. Class B	2,700	127,473	0.0%
	Rockwool International A.S. Class A	116	24,474	0.0%
	Rockwool International A.S. Class B	45,423	9,994,235	0.2%
	Royal Unibrew A.S.	227,860	10,928,610	0.2%
	RTX A.S.	42,670	1,058,391	0.0%
*	Santa Fe Group A.S.	127,806	1,089,575	0.0%
	Schouw & Co. AB	79,335	8,513,448	0.2%
	SimCorp A.S.	238,443	14,439,902	0.3%
	Solar A.S. Class B	32,838	1,903,752	0.0%
	Spar Nord Bank A.S.	483,762	6,344,420	0.1%
	Sydbank A.S.	488,792	18,424,183	0.4%
	TDC A.S.	4,743,975	27,588,067	0.5%
#	Tivoli A.S.	9,370	876,017	0.0%
*	TK Development A.S.	608,784	981,488	0.0%
*	Topdanmark A.S.	491,266	15,688,648	0.3%
	Tryg A.S.	29,117	636,761	0.0%
#	United International Enterprises	10,218	2,132,972	0.0%
#*	Vestjysk Bank A.S.	53,413	74,648	0.0%
*	William Demant Holding A.S.	248,728	6,435,575	0.1%
#*	Zealand Pharma A.S.	114,486	2,294,808	0.0%
TOTAL DENMARK			277,385,232	5.2%

FINLAND — (6.1%)
#	Afarak Group Oyj	261,495	253,851	0.0%
	Ahlstrom-Munksjo Oyj	98,935	2,011,488	0.0%
	Aktia Bank Oyj	131,199	1,405,269	0.0%
	Alandsbanken Abp Class B	21,354	346,526	0.0%
	Alma Media Oyj	42,130	286,875	0.0%
	Amer Sports Oyj	641,324	16,040,781	0.3%
	Apetit Oyj	18,766	300,259	0.0%
	Aspo Oyj	92,762	959,267	0.0%
	Atria Oyj	58,225	681,560	0.0%
#*	BasWare Oyj	43,305	1,948,859	0.0%
#	Bittium Oyj	160,617	1,334,792	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Cargotec Oyj Class B	235,592	$14,944,956	0.3%
#*	Caverion Corp.	539,066	4,316,067	0.1%
	Citycon Oyj	2,246,894	5,896,080	0.1%
	Cramo Oyj	193,511	5,792,572	0.1%
#	Digia Oyj	62,886	172,483	0.0%
	Elisa Oyj	734,075	28,476,328	0.5%
	F-Secure Oyj	529,757	2,524,059	0.1%
	Finnair Oyj	469,550	3,436,113	0.1%
	Fiskars Oyj Abp	194,018	4,763,195	0.1%
*	Glaston Oyj Abp	46,084	22,054	0.0%
	HKScan Oyj Class A	178,153	638,514	0.0%
	Huhtamaki Oyj	533,384	21,004,982	0.4%
	Ilkka-Yhtyma Oyj	61,503	211,126	0.0%
	Kemira Oyj	700,602	8,855,729	0.2%
	Kesko Oyj Class A	30,762	1,533,156	0.0%
	Kesko Oyj Class B	345,206	17,559,882	0.3%
	Konecranes Oyj	302,779	12,818,998	0.2%
	Lassila & Tikanoja Oyj	181,904	3,825,717	0.1%
	Lemminkainen Oyj	30,098	883,720	0.0%
#	Metsa Board Oyj	1,336,761	9,702,975	0.2%
	Metso Oyj	615,247	21,347,752	0.4%
	Nokian Renkaat Oyj	659,051	27,280,421	0.5%
	Olvi Oyj Class A	68,749	2,406,904	0.1%
	Oriola Oyj Class A	6,054	26,117	0.0%
	Oriola Oyj Class B	628,439	2,629,583	0.1%
	Orion Oyj Class A	124,398	7,923,043	0.2%
	Orion Oyj Class B	389,499	24,881,496	0.5%
#	Outokumpu Oyj	3,022,031	24,114,795	0.5%
#*	Outotec Oyj	1,238,541	8,528,405	0.2%
	Pihlajalinna Oyj	23,642	471,379	0.0%
	Ponsse Oy	50,472	1,368,652	0.0%
*	Poyry Oyj	188,253	1,026,511	0.0%
*	QT Group Oyj	55,899	444,416	0.0%
	Raisio Oyj Class V	593,732	2,467,838	0.1%
	Ramirent Oyj	447,174	4,511,017	0.1%
	Rapala VMC Oyj	109,543	499,372	0.0%
	Revenio Group Oyj	30,157	1,261,072	0.0%
	Sanoma Oyj	754,064	7,045,254	0.1%
	Sponda Oyj	836,364	4,841,310	0.1%
#	SRV Group OYJ	23,502	133,832	0.0%
*	Stockmann Oyj Abp Class A	42,474	364,541	0.0%
*	Stockmann Oyj Abp Class B	170,645	1,486,566	0.0%
	Technopolis Oyj	905,646	3,817,677	0.1%
	Teleste Oyj	46,406	439,258	0.0%
	Tieto Oyj	295,694	9,147,722	0.2%
#	Tikkurila Oyj	229,218	4,958,039	0.1%
	Uponor Oyj	298,122	5,418,903	0.1%
	Vaisala Oyj Class A	48,211	2,402,325	0.0%
	Valmet Oyj	614,600	11,942,433	0.2%
	Viking Line Abp	10,366	227,565	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	YIT Oyj	809,736	$6,772,737	0.1%
TOTAL FINLAND			363,135,168	6.8%

FRANCE — (12.5%)
	ABC Arbitrage	150,388	1,107,887	0.0%
	Actia Group	48,398	472,397	0.0%
*	Air France-KLM	993,402	14,180,413	0.3%
	Akka Technologies	51,478	2,667,451	0.1%
	Albioma SA	114,064	2,624,490	0.1%
	Altamir	126,289	2,349,902	0.1%
	Alten SA	137,186	11,314,689	0.2%
	Altran Technologies SA	771,932	12,575,414	0.2%
#*	Antalis International SAS	57,827	155,212	0.0%
	April SA	74,473	1,174,064	0.0%
#*	Archos	138,714	153,835	0.0%
	Arkema SA	164,514	17,568,732	0.3%
	Assystem	62,634	2,216,176	0.0%
	Aubay	29,713	958,123	0.0%
	Axway Software SA	34,966	1,220,747	0.0%
	Bastide le Confort Medical	9,803	398,828	0.0%
	Beneteau SA	199,333	3,441,886	0.1%
*	Bigben Interactive	19,902	219,417	0.0%
	BioMerieux	52,544	11,378,239	0.2%
	Boiron SA	38,334	3,780,451	0.1%
	Bonduelle SCA	74,889	2,809,312	0.1%
#	Bourbon Corp.	97,879	950,834	0.0%
	Burelle SA	1,928	2,500,490	0.1%
	Casino Guichard Perrachon SA	3,794	224,697	0.0%
	Catering International Services	14,124	329,967	0.0%
#*	Cegedim SA	23,645	819,718	0.0%
#*	CGG SA	97,011	447,888	0.0%
	Chargeurs SA	98,035	2,698,672	0.1%
	Cie des Alpes	45,531	1,525,556	0.0%
	Cie Plastic Omnium SA	318,364	11,615,098	0.2%
#*	Coface SA	301,901	3,021,007	0.1%
	Derichebourg SA	584,687	4,940,287	0.1%
	Devoteam SA	27,976	2,225,564	0.0%
	Dom Security	2,414	160,137	0.0%
#	Edenred	1,014,513	26,463,706	0.5%
	Electricite de Strasbourg SA	21,168	2,903,202	0.1%
	Elior Group	493,901	14,355,077	0.3%
#	Elis SA	352,719	8,081,733	0.2%
*	Eramet	28,909	1,418,074	0.0%
*	Esso SA Francaise	15,303	1,011,899	0.0%
	Euler Hermes Group	60,929	7,241,721	0.1%
	Eurofins Scientific SE	8,816	4,974,029	0.1%
	Euronext NV	273,231	14,190,222	0.3%
	Europcar Groupe SA	194,064	2,842,390	0.1%
	Eutelsat Communications SA	333,423	8,507,252	0.2%
#	Exel Industries Class A	10,330	1,156,571	0.0%
#	Faurecia	306,467	15,541,308	0.3%
#	Fleury Michon SA	5,962	353,662	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
*	Fnac Darty SA	63,334	$5,134,035	0.1%
	Gaumont SA	13,521	1,350,995	0.0%
#	Gaztransport Et Technigaz SA	106,887	4,271,297	0.1%
	GEA	2,433	253,562	0.0%
	Gevelot SA	3,466	741,262	0.0%
	GL Events	48,589	1,369,099	0.0%
	Groupe Crit	23,258	2,161,631	0.0%
	Groupe Eurotunnel SE	830,025	8,855,960	0.2%
#*	Groupe Gorge	22,858	619,899	0.0%
	Groupe Open	28,097	877,971	0.0%
#	Guerbet	32,666	2,929,044	0.1%
	Haulotte Group SA	74,466	1,271,561	0.0%
#	Havas SA	755,776	7,959,411	0.2%
	HERIGE SADCS	4,147	179,395	0.0%
#*	HiPay Group SA	24,579	409,950	0.0%
*	ID Logistics Group	7,524	1,176,247	0.0%
	Imerys SA	145,098	12,629,913	0.2%
#	Ingenico Group SA	224,219	20,333,824	0.4%
	Interparfums SA	59,887	2,268,120	0.1%
	Ipsen SA	162,032	22,172,097	0.4%
#	IPSOS	179,248	6,727,347	0.1%
	Jacquet Metal Service	70,664	1,871,835	0.0%
	Kaufman & Broad SA	39,805	1,774,030	0.0%
	Korian SA	215,892	7,366,673	0.1%
	Lagardere SCA	663,377	20,932,326	0.4%
	Lanson-BCC	8,795	338,324	0.0%
	Laurent-Perrier	12,372	1,087,596	0.0%
	Le Belier	3,587	182,096	0.0%
	Le Noble Age	27,298	1,870,530	0.0%
	Lectra	115,852	3,181,168	0.1%
	Linedata Services	8,608	515,189	0.0%
	LISI	96,951	4,612,258	0.1%
	Maisons France Confort SA	15,743	1,127,031	0.0%
	Manitou BF SA	49,563	1,543,433	0.0%
	Manutan International	14,076	1,391,568	0.0%
	Mersen SA	117,956	3,872,938	0.1%
#*	METabolic EXplorer SA	151,621	409,109	0.0%
	Metropole Television SA	293,607	6,826,311	0.1%
	MGI Coutier	56,015	2,240,468	0.1%
	Mr Bricolage	30,731	491,462	0.0%
#*	Naturex	31,570	3,329,255	0.1%
	Neopost SA	189,677	8,808,422	0.2%
	Nexans SA	188,998	10,350,039	0.2%
	Nexity SA	195,055	11,320,809	0.2%
#*	Nicox	107,549	1,459,764	0.0%
*	NRJ Group	71,278	889,874	0.0%
#	Oeneo SA	117,684	1,253,386	0.0%
#*	Onxeo SA(B04P0G6)	202,356	972,347	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	234,256	0.0%
#	Orpea	182,255	20,319,178	0.4%
#*	Parrot SA	77,529	833,715	0.0%
	PCAS	10,780	209,793	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	Pierre & Vacances SA	28,358	$1,592,165	0.0%
	Plastivaloire	22,709	648,210	0.0%
	PSB Industries SA	8,161	466,295	0.0%
#	Rallye SA	139,003	2,863,550	0.1%
	Rexel SA	1,596,995	26,098,568	0.5%
#	Robertet SA	3,324	1,533,843	0.0%
	Rothschild & Co.	27,476	1,001,676	0.0%
#	Rubis SCA	209,353	23,745,324	0.5%
	Samse SA	8,068	1,353,724	0.0%
	Sartorius Stedim Biotech	101,854	7,895,605	0.2%
	Savencia SA	33,142	3,126,096	0.1%
	SEB SA	95,953	17,222,455	0.3%
	Seche Environnement SA	11,799	466,532	0.0%
#*	Sequana SA	289,137	352,430	0.0%
#*	SES-imagotag SA	8,385	279,545	0.0%
	Societe BIC SA	719	85,375	0.0%
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,275,587	0.1%
#*	Societe Internationale de Plantations d'Heveas SA	7,700	749,286	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	82,886	0.0%
#	Societe pour l'Informatique Industrielle	39,566	1,014,267	0.0%
*	SOITEC	63,993	3,910,414	0.1%
#*	Solocal Group	3,182,072	4,150,844	0.1%
	Somfy SA	104,795	10,963,748	0.2%
#	Sopra Steria Group	74,501	11,889,201	0.2%
	SPIE SA	369,264	11,091,883	0.2%
*	Stallergenes Greer P.L.C.	12,201	526,199	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	310,883	1,480,855	0.0%
	Stef SA	28,166	2,948,656	0.1%
	STMicroelectronics NV	501,435	7,210,394	0.1%
	Sword Group	35,235	1,441,374	0.0%
	Synergie SA	69,989	3,437,472	0.1%
	Tarkett SA	116,324	5,406,488	0.1%
	Technicolor SA	1,482,868	6,459,703	0.1%
	Teleperformance	336,308	43,122,074	0.8%
#	Television Francaise 1	626,436	8,757,637	0.2%
	Tessi SA	6,807	1,239,935	0.0%
#	TFF Group	5,065	805,636	0.0%
#	Thermador Groupe	14,302	1,523,901	0.0%
	Total Gabon	1,515	245,747	0.0%
*	Touax SA	5,568	78,799	0.0%
	Trigano SA	46,958	5,591,635	0.1%
*	Ubisoft Entertainment SA	521,852	29,626,143	0.6%
	Union Financiere de France BQE SA	16,855	575,847	0.0%
#*	Vallourec SA	1,629,822	9,919,222	0.2%
#*	Valneva SE	277,705	938,260	0.0%
	Vetoquinol SA	16,625	970,174	0.0%
	Vicat SA	88,509	6,236,435	0.1%
	VIEL & Cie SA	161,700	1,075,700	0.0%
	Vilmorin & Cie SA	27,056	2,203,369	0.0%
#*	Virbac SA	22,063	3,541,872	0.1%
#	Vranken-Pommery Monopole SA	18,262	509,089	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
*	Worldline SA	36,060	$1,236,753	0.0%
TOTAL FRANCE			740,545,107	13.8%

GERMANY — (14.2%)
	Aareal Bank AG	409,233	16,248,688	0.3%
*	Adler Modemaerkte AG	41,855	274,045	0.0%
#*	ADLER Real Estate AG	124,928	1,941,671	0.0%
	ADO Properties SA	29,552	1,250,368	0.0%
*	ADVA Optical Networking SE	219,061	2,264,235	0.0%
#*	AIXTRON SE	592,934	4,171,274	0.1%
	All for One Steeb AG	569	40,637	0.0%
#	Allgeier SE	26,260	621,701	0.0%
	Amadeus Fire AG	30,763	2,704,203	0.1%
*	AS Creation Tapeten	7,109	233,039	0.0%
	Atoss Software AG	193	15,407	0.0%
	Aurubis AG	180,566	14,204,450	0.3%
#	Axel Springer SE	194,300	11,687,344	0.2%
	Basler AG	4,574	677,305	0.0%
	Bauer AG	43,326	1,043,064	0.0%
	BayWa AG(5838057)	78,978	2,806,415	0.1%
	BayWa AG(5838068)	124	4,387	0.0%
	Bechtle AG	80,333	10,328,421	0.2%
#	Bertrandt AG	27,357	2,743,065	0.1%
	Bijou Brigitte AG	19,396	1,306,241	0.0%
#	Bilfinger SE	178,040	6,988,274	0.1%
#*	Biotest AG	60,306	1,940,307	0.0%
	Borussia Dortmund GmbH & Co. KGaA	473,904	3,301,857	0.1%
#	CANCOM SE	88,627	5,397,210	0.1%
	Carl Zeiss Meditec AG	160,352	8,340,604	0.2%
	CENIT AG	50,111	1,233,537	0.0%
	CENTROTEC Sustainable AG	44,227	973,560	0.0%
	Cewe Stiftung & Co. KGAA	31,218	2,634,029	0.1%
	Clere AG	2,001	37,449	0.0%
	Comdirect Bank AG	182,514	2,026,687	0.0%
	CompuGroup Medical SE	119,816	6,721,726	0.1%
*	Constantin Medien AG	340,089	796,743	0.0%
	CropEnergies AG	116,924	1,296,281	0.0%
	CTS Eventim AG & Co. KGaA	219,481	9,718,546	0.2%
	Data Modul AG	11,455	1,027,212	0.0%
#	Delticom AG	28,981	525,230	0.0%
	Deutsche Beteiligungs AG	59,027	2,632,659	0.1%
	Deutsche EuroShop AG	220,384	8,695,650	0.2%
	Deutsche Pfandbriefbank AG	183,690	2,271,789	0.0%
	Deutz AG	599,311	5,062,376	0.1%
*	Dialog Semiconductor P.L.C.	382,079	16,324,430	0.3%
	DIC Asset AG	265,874	2,918,173	0.1%
#	Diebold Nixdorf AG	3,583	295,015	0.0%
	DMG Mori AG	57,566	3,238,820	0.1%
	Dr Hoenle AG	25,078	936,804	0.0%
	Draegerwerk AG & Co. KGaA	15,148	1,220,349	0.0%
	Drillisch AG	227,365	13,715,063	0.3%
	Duerr AG	133,802	15,924,049	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Eckert & Ziegler AG	18,549	$739,668	0.0%
	EDAG Engineering Group AG	2,157	41,344	0.0%
	Elmos Semiconductor AG	53,988	1,188,009	0.0%
#	ElringKlinger AG	167,277	3,206,842	0.1%
#*	Euromicron AG	32,612	327,248	0.0%
*	Evotec AG	1,103,203	17,634,912	0.3%
	Ferratum Oyj	4,878	131,618	0.0%
#	Fielmann AG	114,167	8,811,521	0.2%
*	First Sensor AG	22,812	342,718	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	367,286	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	149,002	13,185,568	0.3%
	Freenet AG	652,809	20,826,283	0.4%
	Fuchs Petrolub SE	147,943	6,981,201	0.1%
	Gerresheimer AG	198,146	15,947,502	0.3%
#	Gerry Weber International AG	98,127	1,132,736	0.0%
	Gesco AG	43,467	1,231,109	0.0%
#	GFT Technologies SE	90,843	1,888,762	0.0%
	Grammer AG	79,765	4,182,490	0.1%
#	GRENKE AG	36,620	8,151,716	0.2%
*	H&R GmbH & Co. KGaA	40,687	567,968	0.0%
	Hamburger Hafen und Logistik AG	113,533	2,485,486	0.1%
#*	Heidelberger Druckmaschinen AG	1,506,720	4,588,545	0.1%
	Hella KGaA Hueck & Co.	152,033	7,497,710	0.1%
*	Highlight Communications AG	94,846	558,260	0.0%
#*	HolidayCheck Group AG	131,814	463,088	0.0%
	Hornbach Baumarkt AG	23,795	859,166	0.0%
#	Hugo Boss AG	297,958	20,887,553	0.4%
	Indus Holding AG	129,827	9,208,847	0.2%
	Isra Vision AG	18,038	3,067,962	0.1%
	Jenoptik AG	262,122	6,890,824	0.1%
#	K+S AG	990,931	25,451,803	0.5%
*	Kampa AG	7,101	170	0.0%
	KION Group AG	173,805	13,294,779	0.3%
	Kloeckner & Co. SE	555,392	5,857,570	0.1%
	Koenig & Bauer AG	69,890	4,737,438	0.1%
*	Kontron AG	437,004	1,586,748	0.0%
#	Krones AG	75,044	8,699,218	0.2%
	KSB AG	3,466	1,785,179	0.0%
	KWS Saat SE	15,970	6,279,854	0.1%
#	Lanxess AG	484,758	36,764,155	0.7%
	LEG Immobilien AG	318,782	30,006,594	0.6%
#	Leifheit AG	34,096	1,332,393	0.0%
	Leoni AG	184,167	9,493,741	0.2%
#*	LPKF Laser & Electronics AG	67,178	718,044	0.0%
#*	Manz AG	21,725	840,218	0.0%
#*	MasterFlex SE	19,347	171,632	0.0%
*	Mediclin AG	88,966	568,637	0.0%
#*	Medigene AG	56,083	708,580	0.0%
	MLP AG	317,632	2,123,424	0.0%
	MTU Aero Engines AG	249,839	35,298,921	0.7%
	Nemetschek SE	107,874	8,047,268	0.2%
#	Nexus AG	51,805	1,531,340	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#*	Nordex SE	307,691	$3,785,551	0.1%
	Norma Group SE	202,672	10,543,573	0.2%
	OHB SE	34,003	1,030,905	0.0%
	OSRAM Licht AG	340,669	27,192,894	0.5%
#	paragon AG	7,481	565,581	0.0%
*	Patrizia Immobilien AG	263,203	4,977,245	0.1%
*	Petro Welt Technologies AG	6,474	48,921	0.0%
	Pfeiffer Vacuum Technology AG	52,225	7,653,835	0.1%
	PNE Wind AG	367,537	1,069,863	0.0%
	Progress-Werk Oberkirch AG	7,571	383,017	0.0%
	PSI Software AG	27,232	437,374	0.0%
	Puma SE	10,528	4,052,684	0.1%
#*	PVA TePla AG	46,019	150,543	0.0%
	QIAGEN NV	717,083	23,860,018	0.4%
#	QSC AG	498,723	992,891	0.0%
	R Stahl AG	14,952	528,993	0.0%
#	Rational AG	14,449	7,704,765	0.1%
	Rheinmetall AG	223,411	21,265,051	0.4%
#	RHOEN-KLINIKUM AG	235,088	6,867,791	0.1%
#	RIB Software SE	177,043	2,994,110	0.1%
#	S&T AG	163,061	2,460,006	0.1%
	SAF-Holland SA	282,567	4,848,806	0.1%
	Salzgitter AG	212,972	8,691,523	0.2%
#*	Schaltbau Holding AG	27,311	1,197,100	0.0%
	Schloss Wachenheim AG	7,479	145,473	0.0%
	Secunet Security Networks AG	592	63,010	0.0%
#*	SGL Carbon SE	91,937	1,144,747	0.0%
	SHW AG	25,624	1,090,930	0.0%
*	Siltronic AG	50,049	4,252,405	0.1%
#	Sixt Leasing SE	21,235	449,326	0.0%
#	Sixt SE	80,910	4,895,655	0.1%
#	SMA Solar Technology AG	61,977	1,862,672	0.0%
#*	SMT Scharf AG	18,103	250,920	0.0%
#	Softing AG	21,576	284,670	0.0%
	Software AG	309,788	13,587,343	0.3%
*	Solarworld AG	1	1	0.0%
	Stabilus SA	75,261	5,849,483	0.1%
	Stada Arzneimittel AG	306,492	21,770,420	0.4%
	Stroeer SE & Co. KGaA	118,799	7,133,289	0.1%
	Suedzucker AG	438,206	9,148,568	0.2%
#*	Suess MicroTec AG	105,674	1,244,765	0.0%
	Surteco SE	30,039	812,768	0.0%
	TAG Immobilien AG	798,736	12,580,710	0.2%
	Takkt AG	163,454	4,082,440	0.1%
	Technotrans AG	34,509	1,488,247	0.0%
#*	Tele Columbus AG	74,482	823,780	0.0%
	TLG Immobilien AG	221,773	4,539,054	0.1%
#*	Tom Tailor Holding SE	193,168	1,727,815	0.0%
#	Traffic Systems SE	23,180	380,223	0.0%
	Uniper SE	312,671	5,875,176	0.1%
	VERBIO Vereinigte BioEnergie AG	127,536	1,439,494	0.0%
#*	Vossloh AG	68,437	4,405,152	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#	VTG AG	80,128	$3,132,884	0.1%
#	Wacker Chemie AG	77,716	8,458,432	0.2%
	Wacker Neuson SE	146,155	3,551,817	0.1%
	Washtec AG	53,359	4,102,571	0.1%
	Wuestenrot & Wuerttembergische AG	26,361	577,561	0.0%
	XING AG	16,563	4,420,235	0.1%
	Zeal Network SE	40,531	1,225,272	0.0%
TOTAL GERMANY			839,552,385	15.7%

IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,470,446	0.0%
	C&C Group P.L.C.(B011Y09)	1,095,219	4,026,644	0.1%
	Datalex P.L.C.	72,333	330,333	0.0%
*	FBD Holdings P.L.C.	125,728	1,184,702	0.0%
	Glanbia P.L.C.(4058629)	147,899	2,889,470	0.1%
	Glanbia P.L.C.(0066950)	700,613	13,750,383	0.3%
	IFG Group P.L.C.	302,015	629,372	0.0%
*	Independent News & Media P.L.C.	1,593,163	243,656	0.0%
	Irish Continental Group P.L.C.(BLP5857)	465,289	2,693,180	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,382,965	0.0%
	Kingspan Group P.L.C.	708,026	24,314,202	0.4%
	Smurfit Kappa Group P.L.C.	601,045	18,688,380	0.3%
TOTAL IRELAND			71,603,733	1.3%

ISRAEL — (2.2%)
#*	ADO Group, Ltd.	77,051	1,056,332	0.0%
	Afcon Holdings, Ltd.	240	11,191	0.0%
#*	Africa Israel Investments, Ltd.	1,046,109	102,208	0.0%
*	Africa Israel Properties, Ltd.	87,771	1,861,013	0.0%
	Africa Israel Residences, Ltd.	594	12,130	0.0%
#*	Airport City, Ltd.	331,977	4,592,340	0.1%
	Albaad Massuot Yitzhak, Ltd.	1,142	19,484	0.0%
#*	Allot Communications, Ltd.	136,197	690,218	0.0%
	Alony Hetz Properties & Investments, Ltd.	16,818	169,829	0.0%
	Alrov Properties and Lodgings, Ltd.	48,457	1,420,315	0.0%
#	Amot Investments, Ltd.	590,878	3,093,991	0.1%
	Arad, Ltd.	1,053	11,581	0.0%
#*	Arko Holdings, Ltd.	192,837	107,255	0.0%
	Ashtrom Properties, Ltd.	30,421	140,510	0.0%
#*	AudioCodes, Ltd.	165,181	1,011,889	0.0%
#	Avgol Industries 1953, Ltd.	423,762	541,177	0.0%
#*	Azorim-Investment Development & Construction Co., Ltd.	405,707	440,727	0.0%
	Bayside Land Corp.	4,443	1,979,227	0.0%
#	Big Shopping Centers, Ltd.	27,880	1,981,066	0.0%
#*	BioLine RX, Ltd.	59,630	50,749	0.0%
#	Blue Square Real Estate, Ltd.	31,247	1,427,935	0.0%
#*	Brack Capital Properties NV	25,191	2,552,649	0.1%
*	Camtek, Ltd.	13,466	65,169	0.0%
	Carasso Motors, Ltd.	18,702	186,544	0.0%
#*	Cellcom Israel, Ltd.	311,336	2,989,937	0.1%
#*	Ceragon Networks, Ltd.	297,222	764,733	0.0%
#*	Clal Biotechnology Industries, Ltd.	291,561	309,277	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
#*	Clal Insurance Enterprises Holdings, Ltd.	124,733	$2,108,673	0.1%
	Cohen Development & Industrial Buildings, Ltd.	2,564	74,170	0.0%
*	Compugen, Ltd.	185,531	713,737	0.0%
	Danel Adir Yeoshua, Ltd.	2,595	123,171	0.0%
	Delek Automotive Systems, Ltd.	204,232	1,662,624	0.0%
#	Delta-Galil Industries, Ltd.	73,179	2,169,728	0.1%
#	Direct Insurance Financial Investments, Ltd.	89,972	970,703	0.0%
#	El Al Israel Airlines	1,798,490	1,653,288	0.0%
	Electra Consumer Products 1970, Ltd.	49,218	986,995	0.0%
#	Electra, Ltd.	10,286	2,054,934	0.1%
	Elron Electronic Industries, Ltd.	62,094	368,968	0.0%
#	Energix-Renewable Energies, Ltd.	330,992	277,716	0.0%
*	Enlight Renewable Energy, Ltd.	150,955	56,296	0.0%
*	Equital, Ltd.	10,772	282,397	0.0%
#*	Evogene, Ltd.	70,559	353,759	0.0%
	First International Bank Of Israel, Ltd.	206,352	3,738,622	0.1%
	FMS Enterprises Migun, Ltd.	18,001	755,150	0.0%
	Formula Systems 1985, Ltd.	54,587	2,043,366	0.1%
#	Fox Wizel, Ltd.	38,601	813,242	0.0%
#*	Gilat Satellite Networks, Ltd.	146,815	717,218	0.0%
*	Hadera Paper, Ltd.	12,929	814,491	0.0%
#	Hamlet Israel-Canada, Ltd.	19,810	312,113	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	636,496	3,765,464	0.1%
#	Hilan, Ltd.	59,950	1,089,364	0.0%
#	IDI Insurance Co., Ltd.	28,378	1,653,613	0.0%
#*	Industrial Buildings Corp., Ltd.	475,849	663,551	0.0%
#	Inrom Construction Industries, Ltd.	229,361	1,091,018	0.0%
*	Israel Discount Bank, Ltd. Class A	2,736,507	7,208,310	0.1%
	Israel Land Development Co., Ltd. (The)	22,310	205,042	0.0%
	Isras Investment Co., Ltd.	500	59,378	0.0%
	Issta Lines, Ltd.	1,882	43,448	0.0%
*	Jerusalem Oil Exploration	50,465	3,030,440	0.1%
#*	Kamada, Ltd.	160,188	949,173	0.0%
*	Kenon Holdings, Ltd.	49,741	668,251	0.0%
	Kerur Holdings, Ltd.	23,086	685,583	0.0%
	Klil Industries, Ltd.	5,093	579,670	0.0%
	Maabarot Products, Ltd.	21,999	408,699	0.0%
	Magic Software Enterprises, Ltd.	106,119	847,448	0.0%
#	Matrix IT, Ltd.	208,937	2,147,149	0.1%
#	Maytronics, Ltd.	197,821	772,875	0.0%
#*	Mazor Robotics, Ltd.	228,777	3,940,904	0.1%
	Mediterranean Towers, Ltd.	13,777	23,465	0.0%
	Mega Or Holdings, Ltd.	11,008	107,908	0.0%
	Meitav Dash Investments, Ltd.	44,186	181,713	0.0%
	Melisron, Ltd.	73,243	3,848,404	0.1%
#	Menora Mivtachim Holdings, Ltd.	134,385	1,691,417	0.0%
	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,344,777	0.1%
	Mivtach Shamir Holdings, Ltd.	22,547	489,272	0.0%
#*	Naphtha Israel Petroleum Corp., Ltd.	190,302	1,516,823	0.0%
#	Neto ME Holdings, Ltd.	8,219	949,069	0.0%
*	Nova Measuring Instruments, Ltd.	150,491	3,437,814	0.1%
	Oil Refineries, Ltd.	6,029,190	2,653,014	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
#*	Partner Communications Co., Ltd.	638,671	$3,381,477	0.1%
#	Paz Oil Co., Ltd.	29,731	5,075,203	0.1%
*	Perion Network, Ltd.	16,455	31,505	0.0%
*	Phoenix Holdings, Ltd. (The)	356,371	1,515,232	0.0%
	Plasson Industries, Ltd.	14,644	560,862	0.0%
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	34,290	1,683,733	0.0%
#*	Redhill Biopharma, Ltd.	45,309	38,865	0.0%
#	Scope Metals Group, Ltd.	31,556	990,357	0.0%
#	Shapir Engineering and Industry, Ltd.	417,649	1,325,189	0.0%
	Shikun & Binui, Ltd.	1,140,334	2,954,940	0.1%
	Shufersal, Ltd.	411,270	2,156,086	0.1%
#*	Space Communication, Ltd.	17,611	127,012	0.0%
	Strauss Group, Ltd.	172,240	3,370,844	0.1%
	Summit Real Estate Holdings, Ltd.	128,850	912,241	0.0%
	Tadiran Holdings, Ltd.	12,474	348,888	0.0%
#*	Tower Semiconductor, Ltd.	426,432	10,205,921	0.2%
#*	Union Bank of Israel	202,328	956,907	0.0%
TOTAL ISRAEL			133,329,155	2.5%

ITALY — (9.5%)
	A2A SpA	8,667,536	14,411,921	0.3%
	ACEA SpA	320,299	4,863,857	0.1%
#*	Aedes SIIQ SpA	691,904	258,556	0.0%
#*	Aeffe SpA	190,047	351,987	0.0%
	Aeroporto Guglielmo Marconi Di Bologna SpA	2,803	44,571	0.0%
	Amplifon SpA	515,448	6,801,921	0.1%
	Anima Holding SpA	1,374,707	9,855,051	0.2%
*	Ansaldo STS SpA	572,443	7,302,937	0.1%
*	Arnoldo Mondadori Editore SpA	825,914	1,508,912	0.0%
	Ascopiave SpA	435,096	1,726,166	0.0%
#	Astaldi SpA	309,909	1,929,026	0.0%
	Autogrill SpA	728,145	8,825,886	0.2%
#	Azimut Holding SpA	623,078	12,534,989	0.2%
#*	Banca Carige SpA	1,998,068	430,063	0.0%
	Banca Finnat Euramerica SpA	616,149	259,855	0.0%
	Banca Generali SpA	290,229	8,660,500	0.2%
	Banca IFIS SpA	147,336	5,989,338	0.1%
	Banca Mediolanum SpA	1,447,325	12,019,521	0.2%
#*	Banca Monte dei Paschi di Siena SpA	19,884	342,479	0.0%
	Banca Popolare di Sondrio SCPA	2,343,224	9,270,974	0.2%
#	Banca Profilo SpA	1,388,807	319,593	0.0%
	Banca Sistema SpA	111,902	301,976	0.0%
*	Banco BPM SpA	6,471,527	21,734,654	0.4%
	Banco di Desio e della Brianza SpA	224,677	658,875	0.0%
#	BasicNet SpA	184,584	753,231	0.0%
	BE	392,662	374,255	0.0%
	Biesse SpA	76,476	2,749,526	0.1%
	BPER Banca	2,548,728	12,765,854	0.3%
	Brembo SpA	806,265	11,814,177	0.2%
	Brunello Cucinelli SpA	138,773	3,646,481	0.1%
	Buzzi Unicem SpA	409,864	10,219,949	0.2%
#	Cairo Communication SpA	369,487	1,620,871	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
*	Caltagirone Editore SpA	6,277	$8,273	0.0%
#	Cembre SpA	39,007	922,649	0.0%
	Cementir Holding SpA	334,012	1,992,942	0.1%
	Cerved Information Solutions SpA	1,000,694	10,736,678	0.2%
	CIR-Compagnie Industriali Riunite SpA	2,176,173	3,051,857	0.1%
	Credito Emiliano SpA	487,193	3,945,094	0.1%
#	Credito Valtellinese SpA	617,221	2,636,163	0.1%
#*	d'Amico International Shipping SA	1,174,234	393,836	0.0%
	Danieli & C Officine Meccaniche SpA	77,951	1,900,715	0.0%
	Datalogic SpA	111,466	3,002,799	0.1%
	Davide Campari-Milano SpA	2,221,345	15,704,191	0.3%
	De' Longhi SpA	274,771	8,619,811	0.2%
	DeA Capital SpA	592,759	823,002	0.0%
	DiaSorin SpA	116,636	8,965,927	0.2%
#	Ei Towers SpA	94,164	5,452,170	0.1%
	El.En. SpA	48,277	1,535,471	0.0%
	Elica SpA	4,665	9,300	0.0%
	Emak SpA	233,497	439,639	0.0%
	ePrice SpA	95,719	407,276	0.0%
	ERG SpA	372,364	5,241,145	0.1%
	Esprinet SpA	169,978	1,226,529	0.0%
#*	Eurotech SpA	90,850	138,652	0.0%
*	Exprivia SpA	11,442	16,226	0.0%
	Falck Renewables SpA	829,129	1,096,427	0.0%
	Fila SpA	37,198	780,067	0.0%
#*	Fincantieri SpA	2,358,732	2,645,732	0.1%
	FinecoBank Banca Fineco SpA	2,059,659	16,235,225	0.3%
	FNM SpA	747,367	453,767	0.0%
*	GEDI Gruppo Editoriale SpA	740,279	668,310	0.0%
#	Geox SpA	478,801	1,579,687	0.0%
	Gruppo MutuiOnline SpA	120,305	1,642,397	0.0%
	Hera SpA	3,776,494	11,545,631	0.2%
	IMMSI SpA	1,202,186	594,041	0.0%
	Industria Macchine Automatiche SpA	70,748	6,508,957	0.1%
	Infrastrutture Wireless Italiane SpA	811,221	4,606,635	0.1%
#*	Intek Group SpA	1,768,514	643,029	0.0%
	Interpump Group SpA	425,898	11,653,193	0.2%
	Iren SpA	3,118,364	7,221,966	0.1%
	Italgas SpA	2,515,080	12,683,889	0.2%
	Italmobiliare SpA	33,877	925,878	0.0%
*	IVS Group SA	23,572	334,361	0.0%
#*	Juventus Football Club SpA	2,220,681	1,337,866	0.0%
	La Doria SpA	67,081	801,190	0.0%
#	Maire Tecnimont SpA	643,190	2,992,937	0.1%
#	MARR SpA	189,413	4,506,288	0.1%
	Massimo Zanetti Beverage Group SpA	1,850	17,200	0.0%
#	Mediaset SpA	4,351,208	17,142,535	0.3%
	Moncler SpA	727,614	17,068,739	0.3%
#	Mondo TV SpA	10,510	48,133	0.0%
	Nice SpA	99,606	403,605	0.0%
	OVS SpA	573,687	4,084,572	0.1%
#	Panariagroup Industrie Ceramiche SpA	54,952	326,142	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#	Parmalat SpA	697,227	$2,413,293	0.1%
#	Piaggio & C SpA	1,124,262	2,776,240	0.1%
#*	Prelios SpA	127,326	16,297	0.0%
	Prima Industrie SpA	21,258	599,055	0.0%
	Prysmian SpA	1,026,230	30,267,141	0.6%
	RAI Way SpA	224,084	1,119,199	0.0%
	Recordati SpA	406,244	16,474,021	0.3%
#	Reno de Medici SpA	840,050	341,694	0.0%
	Reply SpA	23,975	4,441,111	0.1%
#*	Retelit SpA	795,577	1,193,840	0.0%
#*	Rizzoli Corriere Della Sera Mediagroup SpA	347,396	486,246	0.0%
	Sabaf SpA	34,156	560,819	0.0%
#	SAES Getters SpA	43,539	856,038	0.0%
*	Safilo Group SpA	176,776	1,308,755	0.0%
#*	Saipem SpA	3,176,913	11,764,711	0.2%
#	Salini Impregilo SpA	1,310,412	4,535,282	0.1%
#	Salvatore Ferragamo SpA	262,482	7,008,142	0.1%
	Saras SpA	3,129,270	7,293,823	0.1%
	SAVE SpA	91,740	2,176,862	0.1%
	Servizi Italia SpA	40,168	211,256	0.0%
	Sesa SpA	10,318	290,165	0.0%
#*	Snaitech SpA	544,640	992,132	0.0%
	Societa Cattolica di Assicurazioni SCRL	972,786	7,567,810	0.2%
	Societa Iniziative Autostradali e Servizi SpA	362,319	3,992,963	0.1%
#*	Sogefi SpA	323,297	1,725,617	0.0%
	SOL SpA	164,650	1,999,620	0.1%
#	Tamburi Investment Partners SpA	455,377	2,613,663	0.1%
#*	Tiscali SpA	9,160,788	447,942	0.0%
#	Tod's SpA	70,079	4,372,766	0.1%
#*	Trevi Finanziaria Industriale SpA	509,518	390,019	0.0%
	TXT e-solutions SpA	28,342	349,768	0.0%
#	Unione di Banche Italiane SpA	6,512,761	28,060,464	0.5%
	Unipol Gruppo Finanziario SpA	2,680,207	11,759,651	0.2%
#	UnipolSai Assicurazioni SpA	4,233,519	9,287,721	0.2%
	Vittoria Assicurazioni SpA	136,425	1,863,052	0.0%
#*	Yoox Net-A-Porter Group SpA	280,998	7,786,261	0.2%
	Zignago Vetro SpA	145,632	1,222,201	0.0%
TOTAL ITALY			562,632,336	10.5%

NETHERLANDS — (5.0%)
	Aalberts Industries NV	645,848	25,699,741	0.5%
	Accell Group	146,494	4,794,767	0.1%
*	AFC Ajax NV	18,134	233,776	0.0%
	AMG Advanced Metallurgical Group NV	171,531	5,015,288	0.1%
	Amsterdam Commodities NV	101,270	3,296,979	0.1%
	APERAM SA	297,594	13,818,987	0.3%
#	Arcadis NV	466,494	8,426,646	0.2%
	ASM International NV	314,922	18,313,900	0.3%
	BE Semiconductor Industries NV	212,357	11,355,893	0.2%
#	Beter Bed Holding NV	104,326	1,877,290	0.0%
#	BinckBank NV	375,073	1,894,968	0.0%
	Boskalis Westminster	594,181	19,296,594	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
#	Brunel International NV	138,299	$1,931,605	0.0%
	Corbion NV	370,580	11,852,037	0.2%
#	Flow Traders	96,337	2,658,456	0.1%
*	Fugro NV	381,770	5,667,469	0.1%
#	Gemalto NV(B9MS8P5)	304,031	18,234,864	0.3%
	Gemalto NV(B011JK4)	231,595	13,900,324	0.3%
#*	Heijmans NV	141,912	1,137,790	0.0%
	Hunter Douglas NV	17,720	1,504,591	0.0%
	IMCD Group NV	127,466	6,905,770	0.1%
	Intertrust NV	44,397	899,250	0.0%
	KAS Bank NV	86,435	966,902	0.0%
	Kendrion NV	79,933	3,277,662	0.1%
#	Koninklijke BAM Groep NV	1,889,768	10,281,649	0.2%
	Koninklijke Vopak NV	351,771	16,300,652	0.3%
*	Lucas Bols NV	2,309	54,389	0.0%
	Nederland Apparatenfabriek	27,865	1,240,072	0.0%
#*	OCI NV	531,075	11,693,656	0.2%
#	Ordina NV	866,273	1,550,562	0.0%
#	PostNL NV	2,599,766	12,132,352	0.2%
	Refresco Group NV	179,785	3,667,392	0.1%
	SBM Offshore NV	1,191,247	19,082,155	0.4%
	Sligro Food Group NV	152,751	6,705,282	0.1%
*	Telegraaf Media Groep NV	170,034	1,197,933	0.0%
	TKH Group NV	240,336	13,340,930	0.3%
*	TomTom NV	809,617	7,748,073	0.1%
	Van Lanschot Kempen NV	57,666	1,598,083	0.0%
#	Wessanen	473,278	8,013,499	0.2%
TOTAL NETHERLANDS			297,568,228	5.5%

NORWAY — (2.2%)
#	ABG Sundal Collier Holding ASA	2,003,781	1,290,124	0.0%
	AF Gruppen ASA	29,505	530,000	0.0%
#*	Akastor ASA	1,076,530	1,778,631	0.0%
	Aker ASA Class A	15,946	523,643	0.0%
*	Aker Solutions ASA	856,751	3,876,443	0.1%
	American Shipping Co. ASA	234,848	701,303	0.0%
*	Archer, Ltd.	309,786	363,959	0.0%
	Arendals Fossekompani A.S.	90	30,766	0.0%
#	Atea ASA	409,219	5,491,916	0.1%
	Austevoll Seafood ASA	517,682	4,399,618	0.1%
#	Avance Gas Holding, Ltd.	376,095	951,654	0.0%
#*	Axactor AB	5,455,611	1,432,097	0.0%
	Bakkafrost P/F	211,039	7,946,765	0.2%
*	Biotec Pharmacon ASA	62,791	40,657	0.0%
	Bonheur ASA	140,320	1,285,814	0.0%
	Borregaard ASA	526,278	6,495,440	0.1%
#	BW LPG, Ltd.	524,093	1,823,665	0.0%
#*	BW Offshore, Ltd.	863,791	2,173,594	0.1%
#*	DNO ASA	3,859,961	3,540,168	0.1%
#*	DOF ASA	1,658,800	156,961	0.0%
#	Ekornes ASA	123,183	1,700,389	0.0%
	Entra ASA	141,667	1,763,975	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	Fred Olsen Energy ASA	247,595	$387,769	0.0%
#	Frontline, Ltd.	344,307	1,944,574	0.0%
#*	Funcom NV	835,906	242,228	0.0%
	Grieg Seafood ASA	295,582	2,058,658	0.0%
#*	Hexagon Composites ASA	437,202	1,428,285	0.0%
	Hoegh LNG Holdings, Ltd.	279,030	2,781,989	0.1%
*	Kongsberg Automotive ASA	2,171,519	1,924,815	0.0%
#	Kongsberg Gruppen ASA	107,905	1,719,305	0.0%
*	Kvaerner ASA	1,616,475	1,979,428	0.0%
#*	NEL ASA	2,250,185	619,155	0.0%
#*	Nordic Nanovector ASA	103,145	950,504	0.0%
#*	Nordic Semiconductor ASA	703,953	2,803,174	0.1%
#*	Norwegian Air Shuttle ASA	154,653	4,503,743	0.1%
#*	Norwegian Finans Holding ASA	218,800	2,018,045	0.0%
	Norwegian Property ASA	44,590	54,966	0.0%
#	Ocean Yield ASA	248,488	1,942,538	0.0%
*	Odfjell Drilling, Ltd.	147,404	332,499	0.0%
	Odfjell SE Class A	134,257	498,925	0.0%
	Olav Thon Eiendomsselskap ASA	115,054	2,314,814	0.1%
	Opera Software ASA	528,153	2,068,339	0.1%
#*	Petroleum Geo-Services ASA	1,952,682	3,402,133	0.1%
#*	PhotoCure ASA	65,557	205,494	0.0%
#*	Prosafe SE	139,937	464,709	0.0%
#	Protector Forsikring ASA	344,892	2,890,494	0.1%
#*	Q-Free ASA	179,836	174,331	0.0%
#*	REC Silicon ASA	14,281,005	1,854,633	0.0%
	Scatec Solar ASA	372,800	2,111,102	0.1%
#*	Seadrill, Ltd.	463,580	170,655	0.0%
	Selvaag Bolig ASA	161,461	622,232	0.0%
#*	Sevan Marine ASA	124,800	215,008	0.0%
	Skandiabanken ASA	142,878	1,351,677	0.0%
	Solon Eiendom ASA	3,712	7,633	0.0%
#*	Solstad Farstad ASA	99,014	113,632	0.0%
#*	Songa Offshore	180,003	690,394	0.0%
	SpareBank 1 SMN	2,422	20,829	0.0%
	SpareBank 1 SR-Bank ASA	290,094	2,484,689	0.1%
	Stolt-Nielsen, Ltd.	151,270	2,124,065	0.1%
	Storebrand ASA	33,758	232,944	0.0%
#	TGS NOPEC Geophysical Co. ASA	381,071	7,818,566	0.2%
	Tomra Systems ASA	647,834	7,917,078	0.2%
	Treasure ASA	300,823	576,106	0.0%
	Veidekke ASA	443,333	5,794,391	0.1%
*	Wallenius Wilhelmsen Logistics	306,364	1,804,971	0.0%
	Wilh Wilhelmsen Holding ASA Class A	68,692	2,035,196	0.0%
#	XXL ASA	282,495	2,717,033	0.1%
TOTAL NORWAY			128,671,330	2.4%

PORTUGAL — (1.0%)
	Altri SGPS SA	577,518	2,659,771	0.1%
*	Banco Comercial Portugues SA Class R	67,212,193	18,086,544	0.3%
	CTT-Correios de Portugal SA	692,539	4,382,074	0.1%
	EDP Renovaveis SA	182,845	1,453,395	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
PORTUGAL — (Continued)
	Ibersol SGPS SA	24,481	$396,304	0.0%
	Mota-Engil SGPS SA	850,092	2,357,633	0.0%
	Navigator Co. SA (The)	2,010,412	8,676,176	0.2%
	NOS SGPS SA	1,118,059	6,785,487	0.1%
	Novabase SGPS SA	65,729	240,531	0.0%
#	REN - Redes Energeticas Nacionais SGPS SA	1,468,029	4,599,048	0.1%
	Semapa-Sociedade de Investimento e Gestao	128,708	2,495,831	0.1%
	Sonae Capital SGPS SA	768,579	791,914	0.0%
	Sonae SGPS SA	5,934,800	6,594,402	0.1%
	Teixeira Duarte SA	710,639	305,183	0.0%
TOTAL PORTUGAL			59,824,293	1.1%

SPAIN — (5.5%)
	Acciona SA	194,158	17,094,237	0.3%
	Acerinox SA	935,350	12,826,913	0.2%
#	Adveo Group International SA	104,096	391,096	0.0%
	Alantra Partners SA	28,485	370,624	0.0%
	Almirall SA	364,691	5,940,597	0.1%
#*	Amper SA	4,762,732	1,204,198	0.0%
	Applus Services SA	679,928	8,578,188	0.2%
	Atresmedia Corp. de Medios de Comunicacion SA	489,833	5,735,863	0.1%
	Azkoyen SA	64,022	533,541	0.0%
*	Banco Popular Espanol SA	2,854,766	—	0.0%
*	Baron de Ley	13,360	1,710,216	0.0%
#	Bolsas y Mercados Espanoles SHMSF SA	410,153	14,824,310	0.3%
	Cellnex Telecom SA	801,498	16,564,139	0.3%
	Cia de Distribucion Integral Logista Holdings SA	242,484	6,381,553	0.1%
	Cie Automotive SA	249,123	5,727,352	0.1%
	Clinica Baviera SA	3,698	43,248	0.0%
	Construcciones y Auxiliar de Ferrocarriles SA	91,240	3,745,430	0.1%
#*	Deoleo SA	1,441,512	329,169	0.0%
#	Distribuidora Internacional de Alimentacion SA	3,425,777	21,378,135	0.4%
#*	Duro Felguera SA	489,623	346,445	0.0%
	Ebro Foods SA	366,900	8,390,585	0.2%
*	eDreams ODIGEO SA	314,785	1,082,608	0.0%
#	Elecnor SA	198,822	2,754,567	0.1%
	Ence Energia y Celulosa SA	1,045,746	4,290,445	0.1%
*	Ercros SA	793,700	2,962,439	0.1%
	Euskaltel SA	431,467	4,602,605	0.1%
	Faes Farma SA	1,444,899	4,801,680	0.1%
	Fluidra SA	239,196	1,747,585	0.0%
#*	Fomento de Construcciones y Contratas SA	127,613	1,379,145	0.0%
	Grupo Catalana Occidente SA	228,086	9,614,824	0.2%
*	Grupo Empresarial San Jose SA	91,203	371,156	0.0%
#*	Grupo Ezentis SA	1,075,120	900,986	0.0%
	Iberpapel Gestion SA	42,701	1,458,980	0.0%
*	Indra Sistemas SA	705,130	10,176,831	0.2%
	Inmobiliaria Colonial SA	1,694,269	14,781,777	0.3%
	Inmobiliaria del Sur SA	2,902	32,944	0.0%
#	Laboratorios Farmaceuticos Rovi SA	68,607	1,338,796	0.0%
#*	Liberbank SA	2,372,859	2,444,199	0.0%
	Mediaset Espana Comunicacion SA	1,004,667	12,511,659	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
	Melia Hotels International SA	459,423	$6,880,967	0.1%
	Miquel y Costas & Miquel SA	77,498	2,833,141	0.1%
*	NH Hotel Group SA	1,358,586	8,191,854	0.2%
#	Obrascon Huarte Lain SA	911,389	3,282,957	0.1%
	Papeles y Cartones de Europa SA	297,375	2,545,805	0.1%
*	Pescanova SA	68,547	137,635	0.0%
*	Pharma Mar SA	1,078,930	4,859,184	0.1%
	Prim SA	39,424	503,459	0.0%
#*	Promotora de Informaciones SA Class A	284,300	763,592	0.0%
	Prosegur Cia de Seguridad SA	1,400,764	9,110,020	0.2%
#*	Quabit Inmobiliaria SA	312,740	634,018	0.0%
*	Realia Business SA	1,039,397	1,278,422	0.0%
#*	Sacyr SA	2,572,214	6,832,413	0.1%
	Saeta Yield SA	188,589	2,133,943	0.0%
	Siemens Gamesa Renewable Energy SA	977,004	20,903,522	0.4%
#*	Solaria Energia y Medio Ambiente SA	298,467	466,485	0.0%
#	Talgo SA	489,109	2,954,349	0.1%
#	Tecnicas Reunidas SA	189,544	7,344,718	0.1%
	Tubacex SA	724,309	2,754,614	0.1%
#*	Tubos Reunidos SA	776,287	1,081,482	0.0%
	Vidrala SA	84,838	6,006,490	0.1%
#	Viscofan SA	246,069	14,580,730	0.3%
*	Vocento SA	263,636	480,166	0.0%
	Zardoya Otis SA	812,940	8,419,739	0.2%
TOTAL SPAIN			324,348,770	6.1%

SWEDEN — (7.2%)
	AAK AB	121,469	8,873,364	0.2%
	Acando AB	586,572	1,840,282	0.0%
	AddLife AB	77,913	1,589,584	0.0%
	AddNode Group AB	22,737	217,099	0.0%
	AddTech AB Class B	296,441	5,653,379	0.1%
	AF AB Class B	321,244	6,648,157	0.1%
#	Alimak Group AB	40,079	666,875	0.0%
#*	Anoto Group AB	4,862,822	111,710	0.0%
*	Arise AB	36,861	58,825	0.0%
#	Atrium Ljungberg AB Class B	119,108	1,984,783	0.0%
	Attendo AB	53,527	653,504	0.0%
#	Avanza Bank Holding AB	125,578	5,484,506	0.1%
*	BE Group AB	12,555	102,889	0.0%
	Beijer Alma AB	115,679	3,404,706	0.1%
#*	Beijer Electronics Group AB	53,995	283,636	0.0%
	Beijer Ref AB	71,389	1,973,996	0.0%
	Bergman & Beving AB	144,190	2,127,986	0.0%
	Betsson AB	526,477	4,564,828	0.1%
	Bilia AB Class A	634,778	6,275,256	0.1%
	BillerudKorsnas AB	76,671	1,211,717	0.0%
	BioGaia AB Class B	92,718	3,768,708	0.1%
#*	BioInvent International AB	515,778	149,346	0.0%
	Biotage AB	305,541	2,064,781	0.0%
#	Bjorn Borg AB	82,051	316,235	0.0%
#	Bonava AB	9,670	165,142	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Bonava AB Class B	226,454	$3,871,632	0.1%
	Bufab AB	47,301	523,311	0.0%
	Bulten AB	92,534	1,319,831	0.0%
	Bure Equity AB	335,255	3,900,106	0.1%
#	Byggmax Group AB	372,728	2,711,209	0.1%
#	Catena AB	68,933	1,109,944	0.0%
#	Cavotec SA	28,745	107,975	0.0%
	Clas Ohlson AB Class B	214,919	4,135,599	0.1%
	Cloetta AB Class B	1,447,612	5,963,789	0.1%
*	Collector AB	38,748	438,425	0.0%
	Com Hem Holding AB	570,374	7,927,374	0.2%
	Concentric AB	370,988	6,063,005	0.1%
	Concordia Maritime AB Class B	100,760	158,003	0.0%
	Coor Service Management Holding AB	35,350	251,735	0.0%
	Corem Property Group AB Class B	2,296	11,519	0.0%
	Dedicare AB Class B	16,704	238,265	0.0%
	Dios Fastigheter AB	604,286	3,342,503	0.1%
	Dometic Group AB	35,797	310,971	0.0%
#	Doro AB	157,429	1,018,730	0.0%
	Duni AB	210,955	3,084,465	0.1%
#	Dustin Group AB	213,079	1,769,673	0.0%
	Eastnine AB	78,409	656,136	0.0%
	Elanders AB Class B	31,478	426,847	0.0%
#*	Eltel AB(BVRZ9V8)	76,853	266,731	0.0%
#*	Eltel AB(BF2NYP4)	115,279	399,557	0.0%
	Enea AB	63,008	544,826	0.0%
	eWork Group AB	22,308	269,168	0.0%
	Fabege AB	666,527	12,831,155	0.2%
#	Fagerhult AB	208,317	3,004,531	0.1%
#	Fenix Outdoor International AG	10,985	1,183,882	0.0%
#*	Fingerprint Cards AB Class B	142,652	519,990	0.0%
	Granges AB	472,903	4,350,832	0.1%
	Gunnebo AB	205,151	1,135,347	0.0%
*	Haldex AB	218,762	2,754,154	0.1%
	Heba Fastighets AB Class B	42,288	566,313	0.0%
	Hemfosa Fastigheter AB	731,898	7,906,487	0.2%
	Hexpol AB	442,282	4,828,783	0.1%
	HIQ International AB	297,368	2,019,316	0.0%
	HMS Networks AB	26,372	329,205	0.0%
#	Hoist Finance AB	157,751	1,611,899	0.0%
	Holmen AB Class B	261,612	11,354,631	0.2%
	Hufvudstaden AB Class A	190,238	3,156,563	0.1%
#	Indutrade AB	442,678	10,147,075	0.2%
#	Intrum Justitia AB	389,858	13,239,690	0.3%
	Inwido AB	303,808	4,268,537	0.1%
#	ITAB Shop Concept AB Class B	107,576	957,773	0.0%
	JM AB	392,486	13,905,604	0.3%
	KappAhl AB	420,801	2,287,690	0.1%
#	Karo Pharma AB	228,091	1,178,155	0.0%
#	Kindred Group P.L.C.	1,251,492	14,168,696	0.3%
#	Klovern AB Class B	2,502,421	2,739,216	0.1%
	KNOW IT AB	90,906	1,400,738	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	Kungsleden AB	1,024,206	$6,279,579	0.1%
	Lagercrantz Group AB Class B	330,753	3,633,668	0.1%
	Lifco AB Class B	54,552	1,751,413	0.0%
	Lindab International AB	468,066	5,103,528	0.1%
	Loomis AB Class B	392,752	14,077,619	0.3%
*	Medivir AB Class B	157,280	1,365,052	0.0%
#	Mekonomen AB	149,584	2,965,358	0.1%
	Modern Times Group MTG AB Class B	319,844	11,009,265	0.2%
*	Momentum Group AB Class B	144,190	1,394,885	0.0%
	MQ Holding AB	190,110	743,071	0.0%
#	Mycronic AB	464,036	4,228,897	0.1%
	NCC AB Class B	513,349	14,459,822	0.3%
#	Nederman Holding AB	4,621	128,921	0.0%
#*	Net Insight AB Class B	735,492	570,711	0.0%
	NetEnt AB	953,177	8,328,851	0.2%
	New Wave Group AB Class B	319,163	2,152,809	0.1%
	Nobia AB	745,291	7,528,119	0.2%
	Nobina AB	321,710	1,745,712	0.0%
	Nolato AB Class B	160,497	6,028,742	0.1%
#	NP3 Fastigheter AB	27,442	152,661	0.0%
	OEM International AB Class B	44,190	1,017,368	0.0%
	Opus Group AB	1,289,836	1,086,343	0.0%
#*	Orexo AB	6,681	21,651	0.0%
	Oriflame Holding AG	242,872	9,123,646	0.2%
	Pandox AB	47,411	845,685	0.0%
	Peab AB	876,860	10,638,685	0.2%
	Pricer AB Class B	832,220	972,149	0.0%
	Proact IT Group AB	50,363	1,224,454	0.0%
	Probi AB	3,809	262,385	0.0%
#*	Qliro Group AB	795,678	1,472,927	0.0%
#	Ratos AB Class B	1,504,874	7,177,766	0.1%
#*	RaySearch Laboratories AB	124,213	3,472,864	0.1%
#	Recipharm AB Class B	155,333	2,273,479	0.1%
	Rezidor Hotel Group AB	426,060	1,574,036	0.0%
	Rottneros AB	484,842	463,730	0.0%
	Saab AB Class B	27,191	1,343,842	0.0%
#	Sagax AB Class B	126,165	1,511,367	0.0%
#*	SAS AB	814,391	1,776,278	0.0%
	Scandi Standard AB	215,392	1,562,089	0.0%
	Scandic Hotels Group AB	74,926	974,023	0.0%
	Sectra AB Class B	59,543	1,226,729	0.0%
	Semcon AB	103,281	777,962	0.0%
#*	Sensys Gatso Group AB	1,035,356	96,701	0.0%
	SkiStar AB	132,817	3,082,277	0.1%
*	SSAB AB Class A	186,603	853,857	0.0%
*	SSAB AB Class B(B17H3F6)	374,337	1,388,613	0.0%
*	SSAB AB Class B(BPRBWM6)	1,119,901	4,149,220	0.1%
	Sweco AB Class B	326,793	8,085,054	0.2%
	Swedol AB Class B	81,005	274,480	0.0%
	Systemair AB	72,623	1,267,508	0.0%
	Thule Group AB	368,525	6,922,014	0.1%
#*	Tobii AB	49,569	231,638	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Troax Group AB	4,285	$112,879	0.0%
	VBG Group AB Class B	9,770	168,881	0.0%
#	Victoria Park AB Class B	559,976	1,868,237	0.0%
#	Vitrolife AB	71,728	4,508,115	0.1%
	Wallenstam AB Class B	906,444	8,740,870	0.2%
	Wihlborgs Fastigheter AB	385,249	8,145,243	0.2%
TOTAL SWEDEN			427,202,613	8.0%

SWITZERLAND — (10.8%)
	Allreal Holding AG	65,003	11,762,485	0.2%
*	Alpiq Holding AG	6,898	589,578	0.0%
	ALSO Holding AG	27,947	3,589,098	0.1%
#	ams AG	372,640	24,181,321	0.5%
	APG SGA SA	7,581	3,676,961	0.1%
#*	Arbonia AG	228,755	4,184,652	0.1%
#	Aryzta AG	368,607	12,156,745	0.2%
	Ascom Holding AG	210,467	4,309,961	0.1%
	Autoneum Holding AG	16,300	4,471,724	0.1%
	Bachem Holding AG Class B	23,344	2,663,258	0.1%
	Baloise Holding AG	39,603	6,134,492	0.1%
	Bank Cler AG	30,867	1,356,790	0.0%
	Banque Cantonale de Geneve	8,078	1,323,391	0.0%
	Banque Cantonale du Jura SA	4,442	256,376	0.0%
	Banque Cantonale Vaudoise	11,753	8,717,061	0.2%
	Belimo Holding AG	2,156	9,288,143	0.2%
	Bell Food Group AG	5,249	2,505,888	0.1%
	Bellevue Group AG	52,658	970,486	0.0%
#	Berner Kantonalbank AG	23,655	4,528,161	0.1%
	BFW Liegenschaften AG	620	29,615	0.0%
	BKW AG	64,177	3,772,500	0.1%
	Bobst Group SA	44,716	4,299,928	0.1%
	Bossard Holding AG Class A	32,905	6,671,307	0.1%
	Bucher Industries AG	33,396	10,506,658	0.2%
#	Burckhardt Compression Holding AG	12,340	3,542,182	0.1%
	Burkhalter Holding AG	20,988	3,003,686	0.1%
	Calida Holding AG	25,084	993,259	0.0%
	Carlo Gavazzi Holding AG	1,916	686,611	0.0%
	Cembra Money Bank AG	135,935	12,882,934	0.2%
	Cham Paper Holding AG	1,894	758,404	0.0%
*	Cicor Technologies, Ltd.	8,666	443,054	0.0%
	Cie Financiere Tradition SA	9,836	956,434	0.0%
	Clariant AG	815,669	18,004,881	0.3%
	Coltene Holding AG	20,595	2,127,244	0.0%
	Conzzeta AG	6,901	6,834,867	0.1%
#	Daetwyler Holding AG	37,940	6,462,000	0.1%
	DKSH Holding AG	123,906	10,073,833	0.2%
	dormakaba Holding AG	16,675	14,512,419	0.3%
	Edmond de Rothschild Suisse SA	56	953,436	0.0%
#	EFG International AG	467,927	3,037,042	0.1%
	Emmi AG	12,810	9,648,239	0.2%
	Energiedienst Holding AG	68,912	1,904,301	0.0%
#*	Evolva Holding SA	1,761,042	771,894	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Feintool International Holding AG	7,642	$950,588	0.0%
	Flughafen Zurich AG	95,396	23,429,267	0.4%
	Forbo Holding AG	6,853	11,270,369	0.2%
	GAM Holding AG	1,035,728	13,925,190	0.3%
	Georg Fischer AG	22,880	22,193,118	0.4%
	Gurit Holding AG	2,329	2,800,877	0.1%
	Helvetia Holding AG	36,269	20,800,467	0.4%
	Hiag Immobilien Holding AG	2,795	361,088	0.0%
#	HOCHDORF Holding AG	5,428	1,730,386	0.0%
	Huber & Suhner AG	72,236	5,401,861	0.1%
	Implenia AG	85,074	6,381,369	0.1%
	Inficon Holding AG	9,382	4,636,573	0.1%
	Interroll Holding AG	3,127	4,175,218	0.1%
	Intershop Holding AG	8,065	4,045,448	0.1%
#	Jungfraubahn Holding AG	5,914	699,679	0.0%
	Kardex AG	35,549	4,090,983	0.1%
#	Komax Holding AG	18,489	5,408,987	0.1%
	Kudelski SA	197,997	3,379,374	0.1%
*	Lastminute.com NV	6,959	94,516	0.0%
	LEM Holding SA	3,773	4,880,659	0.1%
	Liechtensteinische Landesbank AG	36,484	1,864,243	0.0%
	Logitech International SA	708,858	26,083,801	0.5%
#	Luzerner Kantonalbank AG	16,857	7,653,987	0.1%
	MCH Group AG	2,781	228,689	0.0%
	Metall Zug AG Class B	894	3,885,105	0.1%
#*	Meyer Burger Technology AG	2,370,456	2,963,095	0.1%
	Mobilezone Holding AG	133,170	1,959,950	0.0%
	Mobimo Holding AG	34,840	9,780,909	0.2%
#	OC Oerlikon Corp. AG	1,090,782	14,355,382	0.3%
#*	Orascom Development Holding AG	60,240	377,925	0.0%
#	Orell Fuessli Holding AG	5,028	685,619	0.0%
	Orior AG	29,509	2,347,435	0.0%
#	Panalpina Welttransport Holding AG	63,044	8,897,291	0.2%
#	Phoenix Mecano AG	3,266	1,955,425	0.0%
	Plazza AG Class A	5,940	1,432,892	0.0%
	PSP Swiss Property AG	206,934	19,361,306	0.4%
	Rieter Holding AG	17,376	3,957,801	0.1%
#	Romande Energie Holding SA	2,625	3,568,562	0.1%
#*	Schaffner Holding AG	2,950	980,835	0.0%
*	Schmolz + Bickenbach AG	2,988,059	2,784,261	0.1%
	Schweiter Technologies AG	4,863	6,303,219	0.1%
	SFS Group AG	46,919	5,324,992	0.1%
	Siegfried Holding AG	21,530	6,084,740	0.1%
	St Galler Kantonalbank AG	11,846	5,234,954	0.1%
	Sulzer AG	107,928	12,240,477	0.2%
	Sunrise Communications Group AG	164,337	12,957,523	0.2%
	Swiss Prime Site AG	139,414	12,675,558	0.2%
	Swissquote Group Holding SA	47,918	1,325,046	0.0%
	Tamedia AG	14,493	2,311,821	0.0%
	Tecan Group AG	46,359	8,729,706	0.2%
	Temenos Group AG	318,043	28,453,089	0.5%
	Thurgauer Kantonalbank	1,541	160,790	0.0%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
u-blox Holding AG	30,554	$5,735,468	0.1%
Valiant Holding AG	99,933	11,529,588	0.2%
Valora Holding AG	15,777	5,043,232	0.1%
Vaudoise Assurances Holding SA	5,615	3,113,921	0.1%
Vetropack Holding AG	1,088	2,352,074	0.0%
* Von Roll Holding AG	270,044	403,675	0.0%
Vontobel Holding AG	136,975	8,923,732	0.2%
VP Bank AG	11,239	1,396,184	0.0%
VZ Holding AG	11,594	3,723,401	0.1%
Walliser Kantonalbank	17,172	1,604,504	0.0%
# Walter Meier AG	22,913	1,032,488	0.0%
Ypsomed Holding AG	16,382	3,321,874	0.1%
Zehnder Group AG	60,690	2,210,272	0.0%
# Zug Estates Holding AG Class B	833	1,605,196	0.0%
Zuger Kantonalbank AG	643	3,554,365	0.1%
TOTAL SWITZERLAND		642,675,718	12.0%

UNITED STATES — (0.0%)
Sapiens International Corp. NV	69,772	798,161	0.0%
TOTAL COMMON STOCKS		5,278,494,673	98.6%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
# Biotest AG	89,937	2,261,911	0.0%
Draegerwerk AG & Co. KGaA	37,880	3,991,553	0.1%
# Fuchs Petrolub SE	212,417	11,577,353	0.2%
Jungheinrich AG	245,511	8,996,340	0.2%
# Sartorius AG	117,258	11,338,342	0.2%
Sixt SE	68,287	3,388,796	0.1%
STO SE & Co. KGaA	8,021	1,043,506	0.0%
Villeroy & Boch AG	42,172	934,370	0.0%
TOTAL GERMANY		43,532,171	0.8%
TOTAL PREFERRED STOCKS		43,532,171	0.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—	0.0%
FRANCE — (0.0%)
* Maurel et prom Rights 12/31/00	844,597	—	0.0%
ISRAEL — (0.0%)
* Airport City, Ltd. 7/4/17	22,133	74,995	0.0%
SPAIN — (0.0%)
* Sacyr SA Right 7/16/17	2,572,214	205,650	0.0%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SPAIN — (Continued)
#* Talgo SA Right 6/28/17	483,535	$38,968	0.0%
TOTAL SPAIN		244,618	0.0%
TOTAL RIGHTS/WARRANTS		319,613	0.0%
TOTAL INVESTMENT SECURITIES		5,322,346,457

		Value†
SECURITIES LENDING COLLATERAL — (10.2%)
§@ DFA Short Term Investment Fund	52,442,975	606,870,102	11.3%
TOTAL INVESTMENTS — (100.0%) (Cost $4,488,167,344)^		$5,929,216,559	110.7%

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2017
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (79.8%)
Consumer Discretionary — (7.6%)
	Aimia, Inc.	893,217	$1,191,599	0.1%
	Amaya, Inc.	667,513	11,931,640	0.9%
#*	AutoCanada, Inc.	184,038	2,707,777	0.2%
#*	BMTC Group, Inc.	17,481	149,966	0.0%
#*	BRP, Inc.	224,151	6,566,546	0.5%
#*	Cara Operations, Ltd.	70,000	1,271,746	0.1%
	Cineplex, Inc.	355,683	14,498,306	1.1%
	Cogeco Communications, Inc.	83,956	5,128,127	0.4%
	Cogeco, Inc.	40,668	2,116,818	0.2%
#*	Corus Entertainment, Inc. Class B	740,938	7,787,620	0.6%
	DHX Media, Ltd.(BRF12N3)	363,010	1,603,985	0.1%
#*	DHX Media, Ltd.(BRF12P5)	500,525	2,215,464	0.2%
	Dorel Industries, Inc. Class B	194,080	5,158,804	0.4%
	Enercare, Inc.	628,159	9,552,202	0.8%
#*	Gamehost, Inc.	55,573	396,399	0.0%
	Glacier Media, Inc.	171,625	80,730	0.0%
#*	goeasy, Ltd.	47,733	1,015,909	0.1%
	Great Canadian Gaming Corp.	348,738	6,421,856	0.5%
	Hudson's Bay Co.	412,411	3,679,515	0.3%
	Imvescor Restaurant Group, Inc.	8,800	24,904	0.0%
	Indigo Books & Music, Inc.	2,402	28,728	0.0%
	Leon's Furniture, Ltd.	141,075	1,909,212	0.1%
	Linamar Corp.	193,114	9,518,698	0.8%
	Martinrea International, Inc.	558,856	4,563,761	0.4%
	MTY Food Group, Inc.	104,963	3,752,379	0.3%
#*	Pizza Pizza Royalty Corp.	164,112	2,174,155	0.2%
	Reitmans Canada, Ltd. Class A	260,312	863,157	0.1%
	Sleep Country Canada Holdings, Inc.	119,000	3,776,103	0.3%
#*	Spin Master Corp.	70,300	2,097,941	0.2%
	Torstar Corp. Class B	393,289	451,882	0.0%
	TVA Group, Inc. Class B	7,000	14,035	0.0%
#*	Uni-Select, Inc.	266,570	6,438,134	0.5%
#*	Yellow Pages, Ltd.	147,535	846,438	0.1%
	Zenith Capital Corp.	111,820	6,984	0.0%
Total Consumer Discretionary			119,941,520	9.5%

Consumer Staples — (4.0%)
#*	AGT Food & Ingredients, Inc.	125,802	2,258,383	0.2%
	Andrew Peller, Ltd. Class A	84,800	716,039	0.1%
	Clearwater Seafoods, Inc.	101,057	889,937	0.1%
#*	Colabor Group, Inc.	68,300	50,035	0.0%
	Corby Spirit and Wine, Ltd.	73,867	1,208,142	0.1%
#*	Cott Corp.(22163N106)	96,682	1,396,088	0.1%
	Cott Corp.(2228952)	747,076	10,790,202	0.8%
	High Liner Foods, Inc.	97,291	1,312,168	0.1%
	Jean Coutu Group PJC, Inc. (The) Class A	425,576	6,530,662	0.5%
	KP Tissue, Inc.	3,100	33,969	0.0%
	Lassonde Industries, Inc. Class A	4,500	851,835	0.1%
	Liquor Stores N.A., Ltd.	200,211	1,517,639	0.1%
	Maple Leaf Foods, Inc.	383,945	9,693,368	0.8%

The Canadian Small Company Series
Continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Neptune Technologies & Bioressources, Inc.	22,102	$18,748	0.0%
#*	North West Co., Inc. (The)	316,536	7,630,256	0.6%
#*	Premium Brands Holdings Corp.	156,662	11,239,846	0.9%
#*	Rogers Sugar, Inc.	621,236	3,037,196	0.2%
#*	SunOpta, Inc.	390,950	3,979,442	0.3%
Total Consumer Staples			63,153,955	5.0%

Energy — (16.5%)
	Advantage Oil & Gas, Ltd.	1,232,675	8,336,335	0.7%
#*	Africa Oil Corp.	1,016,099	1,496,568	0.1%
	AKITA Drilling, Ltd. Class A	40,600	223,851	0.0%
#*	Athabasca Oil Corp.	3,334,197	2,596,807	0.2%
#*	Baytex Energy Corp.	1,311,306	3,185,236	0.3%
#*	Bellatrix Exploration, Ltd.	1,626,593	928,192	0.1%
	Birchcliff Energy, Ltd.	1,092,635	5,148,057	0.4%
#*	BlackPearl Resources, Inc.	1,472,701	1,135,642	0.1%
	Bonavista Energy Corp.	1,393,041	2,911,121	0.2%
#*	Bonterra Energy Corp.	175,395	2,264,121	0.2%
#*	Calfrac Well Services, Ltd.	917,215	1,775,300	0.1%
#*	Canacol Energy, Ltd.	948,442	3,137,581	0.3%
#*	Cardinal Energy, Ltd.	257,790	958,163	0.1%
	Cequence Energy, Ltd.	863,916	133,238	0.0%
	CES Energy Solutions Corp.	513,442	2,288,475	0.2%
#*	Chinook Energy, Inc.	496,199	130,095	0.0%
	Corridor Resources, Inc.	1,246	476	0.0%
	Crew Energy, Inc.	983,376	3,040,822	0.2%
#*	Delphi Energy Corp.	1,019,439	959,065	0.1%
#*	Denison Mines Corp.	3,326,982	1,436,698	0.1%
	Enbridge Income Fund Holdings, Inc.	207,255	5,144,616	0.4%
	Enerflex, Ltd.	597,858	8,676,502	0.7%
#*	Energy Fuels, Inc.	397,690	631,740	0.1%
	Enerplus Corp.	987,251	8,008,853	0.6%
	Ensign Energy Services, Inc.	822,427	4,394,987	0.4%
#*	Epsilon Energy, Ltd.	312,073	729,165	0.1%
	Essential Energy Services Trust	929,741	451,679	0.0%
	Fission Uranium Corp.	1,445,000	679,712	0.1%
#*	Freehold Royalties, Ltd.	571,472	5,750,856	0.5%
	Frontera Energy Corp.	6,100	161,108	0.0%
	GASFRAC Energy Services, Inc.	91,560	9	0.0%
	Gear Energy, Ltd.	404,000	230,537	0.0%
#*	Gibson Energy, Inc.	702,339	9,077,114	0.7%
	Gran Tierra Energy, Inc.	2,753,450	6,115,003	0.5%
#*	Granite Oil Corp.	225,108	803,709	0.1%
	Kelt Exploration, Ltd.	1,232,340	5,967,840	0.5%
	Laramide Resources, Ltd.	22,000	5,683	0.0%
#*	Manitok Energy, Inc.	87,871	5,082	0.0%
#*	MEG Energy Corp.	1,541,043	4,527,586	0.4%
	Mullen Group, Ltd.	601,981	7,427,279	0.6%
#*	Newalta Corp.	602,898	669,473	0.1%
	North American Energy Partners, Inc.	150,534	654,698	0.1%
#*	Northern Blizzard Resources, Inc.	219,900	547,715	0.0%
	NuVista Energy, Ltd.	1,355,826	6,848,134	0.5%

The Canadian Small Company Series
Continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Obsidian Energy, Ltd.	3,878,226	$4,874,698	0.4%
#*	Painted Pony Energy, Ltd.	609,461	2,222,972	0.2%
#*	Paramount Resources, Ltd. Class A	430,942	6,343,833	0.5%
	Parex Resources, Inc.	931,091	10,590,370	0.8%
#*	Parkland Fuel Corp.	561,525	12,864,673	1.0%
	Pason Systems, Inc.	356,252	5,313,012	0.4%
#*	Pengrowth Energy Corp.	3,100,994	2,439,092	0.2%
	Perpetual Energy, Inc.	41,575	45,845	0.0%
	Petrus Resources, Ltd.	19,582	33,975	0.0%
#*	Peyto Exploration & Development Corp.	100,000	1,813,695	0.1%
	PHX Energy Services Corp.	241,574	437,769	0.0%
	Pine Cliff Energy, Ltd.	496,700	294,925	0.0%
#*	Point Loma Resources, Ltd.	5,174	1,556	0.0%
	Precision Drilling Corp.	1,937,603	6,619,048	0.5%
#*	Pulse Seismic, Inc.	296,139	593,740	0.0%
#*	Questerre Energy Corp. Class A	764,460	383,173	0.0%
	Raging River Exploration, Inc.	1,094,651	6,828,908	0.5%
#*	RMP Energy, Inc.	1,017,322	486,382	0.0%
#*	Secure Energy Services, Inc.	1,067,236	7,283,343	0.6%
	ShawCor, Ltd.	269,381	5,500,624	0.4%
#*	Spartan Energy Corp.	807,348	3,828,800	0.3%
	Strad Energy Services, Ltd.	39,947	43,126	0.0%
#*	Surge Energy, Inc.	1,968,637	3,172,772	0.3%
#*	Tamarack Valley Energy, Ltd.	615,983	1,059,255	0.1%
	TORC Oil & Gas, Ltd.	1,005,112	3,929,610	0.3%
	Total Energy Services, Inc.	288,679	2,960,699	0.2%
#*	TransGlobe Energy Corp.	448,945	595,454	0.0%
	Trican Well Service, Ltd.	1,864,840	5,220,057	0.4%
	Trilogy Energy Corp.	387,642	1,455,750	0.1%
	Trinidad Drilling, Ltd.	1,605,084	2,413,567	0.2%
#*	Veresen, Inc.	1,597,192	22,588,295	1.8%
#*	Western Energy Services Corp.	572,897	773,111	0.1%
	Whitecap Resources, Inc.	1,857,311	13,262,415	1.1%
	Xtreme Drilling Corp.	99,561	158,155	0.0%
	Yangarra Resources, Ltd.	394,000	1,014,775	0.1%
#*	ZCL Composites, Inc.	184,027	1,847,649	0.1%
Total Energy			258,890,046	20.5%

Financials — (5.6%)
#*	AGF Management, Ltd. Class B	457,869	2,379,732	0.2%
#*	Alaris Royalty Corp.	214,966	3,817,603	0.3%
#*	Callidus Capital Corp.	86,620	947,156	0.1%
	Canaccord Genuity Group, Inc.	785,765	3,229,586	0.2%
#*	Canadian Western Bank	539,680	11,394,539	0.9%
#*	Chesswood Group, Ltd.	74,242	680,704	0.1%
	Clairvest Group, Inc.	1,900	50,357	0.0%
#*	Clarke, Inc.	17,242	148,381	0.0%
	E-L Financial Corp., Ltd.	3,678	2,396,599	0.2%
#*	Echelon Financial Holdings, Inc.	14,650	151,211	0.0%
#*	ECN Capital Corp.	2,120,906	6,541,968	0.5%
	Element Fleet Management Corp.	118,000	809,840	0.1%
#*	Equitable Group, Inc.	73,624	3,376,894	0.3%

The Canadian Small Company Series
Continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Equity Financial Holdings, Inc.	800	$4,621	0.0%
	Fiera Capital Corp.	252,637	2,678,716	0.2%
#*	Firm Capital Mortgage Investment Corp.	124,818	1,275,323	0.1%
#*	First National Financial Corp.	99,837	2,090,202	0.2%
#*	Genworth MI Canada, Inc.	364,580	10,031,011	0.8%
	Gluskin Sheff + Associates, Inc.	207,896	2,685,270	0.2%
	GMP Capital, Inc.	309,287	758,430	0.1%
	Guardian Capital Group, Ltd. Class A	38,697	780,326	0.1%
#*	Home Capital Group, Inc.	350,158	4,587,588	0.3%
	Kingsway Financial Services, Inc.	13,070	80,127	0.0%
#*	Laurentian Bank of Canada	231,446	9,667,975	0.8%
#*	Sprott, Inc.	1,510,888	2,656,403	0.2%
#*	Street Capital Group, Inc.	120,227	125,159	0.0%
	Timbercreek Financial Corp.	272,400	1,968,220	0.1%
	TMX Group, Ltd.	237,058	12,898,529	1.0%
Total Financials			88,212,470	7.0%

Health Care — (1.5%)
	Concordia International Corp.	65,542	101,918	0.0%
#*	CRH Medical Corp.	488,496	2,779,997	0.2%
#*	Extendicare, Inc.	609,971	4,868,291	0.4%
	Knight Therapeutics, Inc.	762,325	6,048,985	0.5%
	Medical Facilities Corp.	207,969	2,347,830	0.2%
#*	Merus Labs International, Inc.	469,445	593,684	0.1%
	Novelion Therapeutics, Inc.	43,802	404,293	0.0%
#*	Sienna Senior Living, Inc.	313,615	4,345,822	0.3%
#*	Theratechnologies, Inc.	382,901	2,533,383	0.2%
#*	Valeant Pharmaceuticals International, Inc.	79	1,373	0.0%
Total Health Care			24,025,576	1.9%

Industrials — (9.4%)
	Aecon Group, Inc.	443,201	5,516,089	0.4%
#*	Ag Growth International, Inc.	99,871	4,445,214	0.4%
	Algoma Central Corp.	31,090	310,708	0.0%
	ATS Automation Tooling Systems, Inc.	547,230	5,608,179	0.5%
#*	Badger Daylighting, Ltd.	225,381	4,626,498	0.4%
#*	Ballard Power Systems, Inc.	32,234	92,964	0.0%
	Bird Construction, Inc.	268,333	1,762,953	0.1%
#*	Black Diamond Group, Ltd.	360,892	768,092	0.1%
	Calian Group, Ltd.	28,455	603,418	0.1%
#*	CanWel Building Materials Group, Ltd.	247,022	1,249,587	0.1%
#*	Cargojet, Inc.	17,649	646,595	0.1%
#*	Cervus Equipment Corp.	37,897	323,504	0.0%
	DIRTT Environmental Solutions	321,568	1,698,597	0.1%
#*	Exchange Income Corp.	113,984	2,905,854	0.2%
	Exco Technologies, Ltd.	174,165	1,434,363	0.1%
	Finning International, Inc.	293,478	5,752,784	0.5%
	GDI Integrated Facility Services, Inc.	700	8,372	0.0%
	Heroux-Devtek, Inc.	174,954	1,973,764	0.2%
#*	HNZ Group, Inc.	23,088	249,432	0.0%
#*	Horizon North Logistics, Inc.	894,144	917,035	0.1%
	IBI Group, Inc.	81,600	414,670	0.0%

The Canadian Small Company Series
Continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#*	K-Bro Linen, Inc.	41,353	$1,291,484	0.1%
	Logistec Corp. Class B	300	8,051	0.0%
#*	MacDonald Dettwiler & Associates, Ltd.	200,472	10,431,717	0.8%
	Magellan Aerospace Corp.	90,076	1,405,875	0.1%
	Morneau Shepell, Inc.	311,711	5,009,298	0.4%
#*	NAPEC, Inc.	53,200	47,588	0.0%
#*	New Flyer Industries, Inc.	254,471	10,643,512	0.8%
	Richelieu Hardware, Ltd.	282,455	6,545,167	0.5%
	Rocky Mountain Dealerships, Inc.	98,255	753,884	0.1%
	Russel Metals, Inc.	390,906	7,825,354	0.6%
	Savaria Corp.	101,700	1,250,076	0.1%
#*	Stantec, Inc.(2854238)	557,929	14,047,179	1.1%
	Stantec, Inc.(85472N109)	2,648	66,465	0.0%
#*	Stuart Olson, Inc.	130,159	534,969	0.0%
#*	Student Transportation, Inc.	541,826	3,284,047	0.3%
#*	TFI International, Inc.	524,953	11,322,436	0.9%
	Toromont Industries, Ltd.	431,613	15,889,269	1.3%
	Transcontinental, Inc. Class A	409,776	8,120,946	0.6%
	Wajax Corp.	130,838	2,284,217	0.2%
	WestJet Airlines, Ltd.	6,379	113,876	0.0%
#*	Westport Fuel Systems, Inc.	17,150	40,733	0.0%
#*	Westshore Terminals Investment Corp.	342,649	5,551,400	0.4%
Total Industrials			147,776,215	11.7%

Information Technology — (3.9%)
	5N Plus, Inc.	406,229	1,011,813	0.1%
	Absolute Software Corp.	243,288	1,440,817	0.1%
#*	Avigilon Corp.	267,994	2,973,808	0.2%
	BSM Technologies, Inc.	28,600	35,066	0.0%
	Celestica, Inc.(15101Q108)	36,408	494,421	0.0%
	Celestica, Inc.(2263362)	804,865	10,935,936	0.9%
	Computer Modelling Group, Ltd.	465,152	3,651,486	0.3%
	Descartes Systems Group, Inc. (The)	405,356	9,861,954	0.8%
	Enghouse Systems, Ltd.	113,857	4,613,807	0.4%
#*	Evertz Technologies, Ltd.	159,053	2,183,177	0.2%
#*	EXFO, Inc.	60,487	282,192	0.0%
	Kinaxis, Inc.	95,672	5,956,630	0.5%
#*	Mediagrif Interactive Technologies, Inc.	18,870	223,797	0.0%
#*	Mitel Networks Corp.	583,224	4,286,029	0.3%
	Points International, Ltd.(2556879)	36,359	328,599	0.0%
	Points International, Ltd.(730843208)	3,323	30,040	0.0%
	Pure Technologies, Ltd.	171,745	647,620	0.1%
#*	Quarterhill, Inc.	780,333	1,125,249	0.1%
	Sandvine Corp.	1,088,669	3,601,473	0.3%
#*	Sierra Wireless, Inc.(2418968)	193,247	5,427,248	0.4%
	Sierra Wireless, Inc.(826516106)	10,722	301,288	0.0%
	Solium Capital, Inc.	108,306	819,310	0.1%
#*	UrtheCast Corp.	502,014	468,412	0.0%
	Vecima Networks, Inc.	6,059	46,723	0.0%
Total Information Technology			60,746,895	4.8%

The Canadian Small Company Series
Continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (23.8%)
#*	Acadian Timber Corp.	57,238	$831,116	0.1%
#*	AirBoss of America Corp.	100,462	1,014,846	0.1%
#*	Alacer Gold Corp.	1,773,848	2,845,160	0.2%
	Alamos Gold, Inc. Class A	2,076,629	14,732,409	1.2%
#*	Alio Gold, Inc.	195,218	883,661	0.1%
#*	Altius Minerals Corp.	213,700	1,778,087	0.1%
	Americas Silver Corp.	137,208	394,654	0.0%
#*	Amerigo Resources, Ltd.	296,500	125,752	0.0%
	Argonaut Gold, Inc.	1,085,107	1,983,115	0.2%
#*	Asanko Gold, Inc.	800,944	1,229,086	0.1%
	AuRico Metals, Inc.	828,683	728,485	0.1%
	B2Gold Corp.	4,754,863	13,383,135	1.1%
	Banro Corp.	18,429	13,074	0.0%
	Caledonia Mining Corp. P.L.C.	540	3,427	0.0%
#*	Canam Group, Inc.	266,196	2,524,839	0.2%
	Canfor Corp.	522,870	7,898,692	0.6%
	Canfor Pulp Products, Inc.	215,615	2,088,313	0.2%
	Capstone Mining Corp.	3,258,255	2,361,783	0.2%
	Cascades, Inc.	482,793	6,585,910	0.5%
	Centerra Gold, Inc.	1,599,935	8,734,995	0.7%
#*	China Gold International Resources Corp., Ltd.	1,666,061	2,543,801	0.2%
#*	Continental Gold, Inc.	878,000	2,586,336	0.2%
#*	Copper Mountain Mining Corp.	925,730	592,501	0.0%
	Detour Gold Corp.	1,045,165	12,234,427	1.0%
	Dominion Diamond Corp.(B95LX89)	554,107	6,973,339	0.6%
	Dominion Diamond Corp.(257287102)	20,700	259,992	0.0%
#*	Dundee Precious Metals, Inc.	1,206,222	2,250,969	0.2%
#*	Eastmain Resources, Inc.	104,500	26,592	0.0%
	EcoSynthetix, Inc.	1,500	3,424	0.0%
	Eldorado Gold Corp.	4,471,746	11,862,127	0.9%
	Endeavour Mining Corp.	382,538	6,601,783	0.5%
#*	Endeavour Silver Corp.	106,781	325,251	0.0%
#*	First Majestic Silver Corp.	1,019,024	8,455,198	0.7%
	Fortress Paper, Ltd. Class A	16,706	79,098	0.0%
	Fortuna Silver Mines, Inc.	1,092,735	5,350,761	0.4%
	Goldcorp, Inc.	493	6,360	0.0%
#*	Golden Star Resources, Ltd.	2,212,127	1,449,960	0.1%
#*	Great Panther Silver, Ltd.	842,551	1,078,528	0.1%
	Guyana Goldfields, Inc.	1,098,544	5,150,484	0.4%
	HudBay Minerals, Inc.	1,535,305	8,879,386	0.7%
	IAMGOLD Corp.	3,392,369	17,500,731	1.4%
#*	Imperial Metals Corp.	281,160	1,034,187	0.1%
	Interfor Corp.	488,408	6,997,703	0.6%
#*	International Tower Hill Mines, Ltd.	13,001	6,216	0.0%
	Intertape Polymer Group, Inc.	379,277	7,221,121	0.6%
	Ivanhoe Mines, Ltd. Class A	2,184,189	7,023,495	0.6%
	Kirkland Lake Gold, Ltd.	963,773	9,118,981	0.7%
	Klondex Mines, Ltd.	871,669	2,937,379	0.2%
#*	Labrador Iron Ore Royalty Corp.	439,156	5,323,513	0.4%
#*	Liberty Gold Corp.	222,861	68,742	0.0%
	Lucara Diamond Corp.	1,558,365	3,316,693	0.3%
	Lundin Gold, Inc.	23,100	97,972	0.0%

The Canadian Small Company Series
Continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Lundin Mining Corp.	12,156	$69,085	0.0%
	Lydian International, Ltd.	91,514	25,405	0.0%
	Major Drilling Group International, Inc.	589,312	3,858,158	0.3%
#*	Mandalay Resources Corp.	1,371,135	396,496	0.0%
#*	Midas Gold Corp.	293,884	163,168	0.0%
	Nautilus Minerals, Inc.	227,078	38,523	0.0%
	Nevsun Resources, Ltd.	1,976,873	4,771,447	0.4%
	New Gold, Inc.	3,427,809	10,890,325	0.9%
	Norbord, Inc.	235,880	7,343,059	0.6%
	OceanaGold Corp.	4,160,560	12,544,563	1.0%
	Orbite Technologies, Inc.	73,500	13,319	0.0%
#*	Osisko Gold Royalties, Ltd.	708,928	8,664,791	0.7%
	Pan American Silver Corp.	874,373	14,705,487	1.2%
#*	Platinum Group Metals, Ltd.	105,831	88,954	0.0%
#*	PolyMet Mining Corp.	613,665	364,375	0.0%
#*	Premier Gold Mines, Ltd.	793,012	1,791,737	0.1%
#*	Pretium Resources, Inc.(B57Q8S9)	114,400	1,099,186	0.1%
#*	Pretium Resources, Inc.(74139C102)	325,217	3,125,335	0.2%
#*	Primero Mining Corp.	1,071,138	371,693	0.0%
#*	RB Energy, Inc.	396,013	277	0.0%
	Richmont Mines, Inc.	398,871	3,106,568	0.2%
#*	Royal Nickel Corp.	385,500	60,940	0.0%
#*	Sabina Gold & Silver Corp.	1,572,221	2,424,770	0.2%
#*	Sandstorm Gold, Ltd.	1,078,289	4,165,814	0.3%
#*	Seabridge Gold, Inc.	111,235	1,196,583	0.1%
	SEMAFO, Inc.	2,066,546	4,764,784	0.4%
#*	Sherritt International Corp.	2,511,161	1,491,050	0.1%
	Silver Standard Resources, Inc.	794,505	7,713,462	0.6%
#*	Sprott Resource Holdings, Inc.	597,898	73,769	0.0%
	Stella-Jones, Inc.	249,471	8,514,487	0.7%
#*	Stornoway Diamond Corp.	1,468,797	872,127	0.1%
	Supremex, Inc.	6,100	22,296	0.0%
	Tahoe Resources, Inc.	1,389,343	11,977,834	0.9%
#*	Tanzanian Royalty Exploration Corp.	298,950	131,402	0.0%
	Taseko Mines, Ltd.	1,335,491	1,688,931	0.1%
#*	Tembec, Inc.	420,376	1,361,489	0.1%
	Teranga Gold Corp.	656,414	1,776,691	0.1%
#*	TMAC Resources, Inc.	69,213	774,964	0.1%
	Torex Gold Resources, Inc.	502,960	9,591,456	0.8%
#*	Trevali Mining Corp.	2,672,416	2,617,187	0.2%
	Wesdome Gold Mines, Ltd.	602,364	1,416,726	0.1%
	West Fraser Timber Co., Ltd.	169,710	8,032,696	0.6%
	Western Forest Products, Inc.	2,549,109	4,599,719	0.4%
	Winpak, Ltd.	159,835	7,175,813	0.6%
	Yamana Gold, Inc.	4,782,373	11,542,896	0.9%
Total Materials			374,917,426	29.7%

Real Estate — (2.2%)
#*	Altus Group, Ltd.	269,614	5,827,638	0.5%
	Brookfield Real Estate Services, Inc.	28,869	367,318	0.0%
	Colliers International Group, Inc.	182,095	10,292,692	0.8%
	DREAM Unlimited Corp. Class A	200,600	1,138,507	0.1%

The Canadian Small Company Series
Continued

			Percentage
	Shares	Value††	of Net Assets**
Real Estate — (Continued)
FirstService Corp.(BYL7ZF7)	185,371	$11,894,448	0.9%
FirstService Corp.(33767E103)	1,234	78,951	0.0%
Genesis Land Development Corp.	76,842	206,208	0.0%
Information Services Corp.	7,374	100,648	0.0%
#* Mainstreet Equity Corp.	29,849	836,683	0.1%
Mainstreet Health Investments, Inc.	56,700	530,712	0.0%
Melcor Developments, Ltd.	51,140	606,913	0.1%
Morguard Corp.	9,468	1,348,869	0.1%
#* Tricon Capital Group, Inc.	219,500	1,966,834	0.2%
Total Real Estate		35,196,421	2.8%

Utilities — (5.3%)
#* Algonquin Power & Utilities Corp.	1,268,653	13,353,727	1.0%
Alterra Power Corp.	160,142	702,660	0.1%
Boralex, Inc. Class A	348,391	5,899,650	0.5%
#* Capital Power Corp.	591,609	11,094,950	0.9%
#* Innergex Renewable Energy, Inc.	547,427	6,019,671	0.5%
Just Energy Group, Inc.	765,076	4,011,811	0.3%
Maxim Power Corp.	92,234	193,458	0.0%
#* Northland Power, Inc.	612,888	10,917,422	0.8%
Polaris Infrastructure, Inc.	73,800	972,580	0.1%
#* Superior Plus Corp.	864,085	7,609,385	0.6%
TransAlta Corp.	1,755,309	11,221,092	0.9%
#* TransAlta Renewables, Inc.	529,146	6,389,903	0.5%
Valener, Inc.	281,676	4,848,094	0.4%
Total Utilities		83,234,403	6.6%
TOTAL COMMON STOCKS		1,256,094,927	99.5%

RIGHTS/WARRANTS — (0.0%)
QLT, Inc. Warrants 11/23/17	219,010	—	0.0%
QLT, Inc. Warrants 11/23/17 Class A	219,010	—	0.0%
TOTAL RIGHTS/WARRANTS		—	0.0%
TOTAL INVESTMENT SECURITIES		1,256,094,927

		Value†
SECURITIES LENDING COLLATERAL — (20.2%)
§@ DFA Short Term Investment Fund	27,512,637	318,376,232	25.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,746,091,254)^		$1,574,471,159	124.7%

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.8%)
Consumer Discretionary — (17.8%)
	Adastria Co., Ltd.	186,240	$4,059,363	0.1%
#	Adventure, Inc.	4,600	656,321	0.0%
#	Aeon Fantasy Co., Ltd.	49,332	1,937,099	0.1%
*	AGORA Hospitality Group Co., Ltd.	372,000	118,094	0.0%
	Ahresty Corp.	137,600	1,124,239	0.0%
	Aisan Industry Co., Ltd.	222,700	2,550,167	0.1%
#*	Akebono Brake Industry Co., Ltd.	630,900	2,153,036	0.1%
#*	Allied Architects, Inc.	43,400	354,662	0.0%
	Alpen Co., Ltd.	115,000	2,287,372	0.1%
	Alpha Corp.	36,600	742,479	0.0%
	Alpine Electronics, Inc.	277,500	6,157,222	0.2%
	Amiyaki Tei Co., Ltd.	25,900	1,213,181	0.0%
	Amuse, Inc.	72,498	1,902,486	0.1%
*	Anrakutei Co., Ltd.	2,200	91,159	0.0%
	AOI TYO Holdings, Inc.	109,931	1,173,482	0.0%
	AOKI Holdings, Inc.	247,700	3,455,208	0.1%
	Aoyama Trading Co., Ltd.	307,500	11,394,402	0.3%
	Arata Corp.	62,700	2,664,313	0.1%
	Arcland Sakamoto Co., Ltd.	181,800	2,971,472	0.1%
	Arcland Service Holdings Co., Ltd.	104,900	2,314,015	0.1%
	Asahi Broadcasting Corp.	44,400	363,287	0.0%
	Asahi Co., Ltd.	105,600	1,283,679	0.0%
	Asante, Inc.	32,500	602,045	0.0%
	Asatsu-DK, Inc.	215,700	7,149,293	0.2%
#	Ashimori Industry Co., Ltd.	28,699	794,539	0.0%
#	ASKUL Corp.	144,900	3,900,769	0.1%
*	Asrapport Dining Co., Ltd.	36,200	140,217	0.0%
	Asti Corp.	16,600	664,267	0.0%
#	Atom Corp.	575,100	4,197,910	0.1%
	Atsugi Co., Ltd.	104,000	1,183,867	0.0%
#	Autobacs Seven Co., Ltd.	455,700	7,833,488	0.2%
	Avex Group Holdings, Inc.	243,100	3,360,461	0.1%
#	Beenos, Inc.	31,300	339,648	0.0%
	Belluna Co., Ltd.	258,800	2,940,394	0.1%
	Bic Camera, Inc.	551,900	6,798,255	0.2%
#	Bookoff Corp.	59,400	427,634	0.0%
#	BRONCO BILLY Co., Ltd.	68,300	1,772,489	0.1%
	Can Do Co., Ltd.	58,900	921,351	0.0%
	Central Automotive Products, Ltd.	62,100	1,010,523	0.0%
#	Central Sports Co., Ltd.	44,100	1,583,211	0.1%
#	Ceres, Inc.	8,400	96,022	0.0%
	CHIMNEY Co., Ltd.	27,800	697,923	0.0%
	Chiyoda Co., Ltd.	102,100	2,614,307	0.1%
	Chofu Seisakusho Co., Ltd.	132,900	3,243,673	0.1%
	Chori Co., Ltd.	74,000	1,348,546	0.0%
	Chuo Spring Co., Ltd.	19,600	655,037	0.0%
	Clarion Co., Ltd.	741,000	2,822,049	0.1%
	Cleanup Corp.	127,800	1,017,602	0.0%
#	Coco's Japan Co., Ltd.	31,800	619,934	0.0%
#	Colowide Co., Ltd.	370,700	6,957,612	0.2%
	Corona Corp.	101,400	1,210,785	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Create Restaurants Holdings, Inc.	276,900	$2,968,198	0.1%
	Cross Plus, Inc.	2,500	28,226	0.0%
	D.A. Consortium Holdings, Inc.	138,900	2,305,853	0.1%
	Daido Metal Co., Ltd.	210,200	1,941,275	0.1%
#	Daidoh, Ltd.	143,200	555,254	0.0%
#	Daikoku Denki Co., Ltd.	54,400	832,154	0.0%
	Daikyonishikawa Corp.	231,200	3,928,903	0.1%
	Dainichi Co., Ltd.	51,200	380,298	0.0%
	Daisyo Corp.	47,200	714,851	0.0%
	Daiyu Lic Holdings Co., Ltd.	33,600	313,978	0.0%
	DCM Holdings Co., Ltd.	627,500	5,764,638	0.2%
	DD Holdings Co., Ltd.	25,400	977,618	0.0%
	Descente, Ltd.	257,600	3,577,772	0.1%
	Doshisha Co., Ltd.	153,900	3,381,937	0.1%
	Doutor Nichires Holdings Co., Ltd.	195,386	4,638,927	0.1%
	Dunlop Sports Co., Ltd.	76,600	1,136,605	0.0%
#	Dynic Corp.	34,800	385,236	0.0%
	Eagle Industry Co., Ltd.	148,400	2,882,942	0.1%
#	EDION Corp.	471,900	4,767,481	0.1%
#	ES-Con Japan, Ltd.	215,000	1,019,354	0.0%
	ESCRIT, Inc.	19,900	155,228	0.0%
#	Evolable Asia Corp.	33,400	732,633	0.0%
	Exedy Corp.	193,000	5,787,206	0.2%
	F-Tech, Inc.	64,100	1,069,474	0.0%
	FCC Co., Ltd.	211,500	5,106,276	0.1%
*	Felissimo Corp.	11,200	132,735	0.0%
#	Fields Corp.	96,800	942,947	0.0%
#	Fine Sinter Co., Ltd.	9,800	199,038	0.0%
#	First Juken Co., Ltd.	26,900	428,327	0.0%
#	First-corp, Inc.	46,100	483,167	0.0%
	FJ Next Co., Ltd.	97,400	834,246	0.0%
	Foster Electric Co., Ltd.	155,800	3,656,827	0.1%
	France Bed Holdings Co., Ltd.	144,200	1,337,642	0.0%
#*	FreakOut Holdings, Inc.	36,100	1,321,445	0.0%
#	Fuji Co., Ltd.	111,400	2,638,331	0.1%
#	Fuji Corp.	29,000	542,645	0.0%
	Fuji Corp., Ltd.	160,000	1,157,125	0.0%
	Fuji Kiko Co., Ltd.	137,400	897,187	0.0%
#	Fuji Kyuko Co., Ltd.	134,500	3,003,024	0.1%
	Fuji Oozx, Inc.	600	28,067	0.0%
	Fujibo Holdings, Inc.	68,500	2,162,617	0.1%
	Fujikura Rubber, Ltd.	116,900	961,644	0.0%
#	Fujio Food System Co., Ltd.	42,100	666,963	0.0%
	Fujishoji Co., Ltd.	50,400	527,245	0.0%
#	Fujita Kanko, Inc.	50,900	1,621,721	0.1%
	Fujitsu General, Ltd.	25,700	491,512	0.0%
	FuKoKu Co., Ltd.	52,100	508,300	0.0%
#	Funai Electric Co., Ltd.	138,900	1,127,506	0.0%
#	Furukawa Battery Co., Ltd. (The)	89,000	958,304	0.0%
	Furyu Corp.	70,300	726,289	0.0%
	Futaba Industrial Co., Ltd.	389,900	3,789,770	0.1%
	G-Tekt Corp.	112,800	2,415,307	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Gakken Holdings Co., Ltd.	31,300	$906,368	0.0%
	Gakkyusha Co., Ltd.	44,900	651,582	0.0%
#	Genki Sushi Co., Ltd.	25,500	701,948	0.0%
#	Geo Holdings Corp.	223,300	3,634,999	0.1%
#	Gfoot Co., Ltd.	59,800	400,091	0.0%
	GLOBERIDE, Inc.	62,299	1,085,275	0.0%
#	Gokurakuyu Holdings Co., Ltd.	45,800	309,079	0.0%
#	Goldwin, Inc.	20,100	1,561,760	0.1%
#	Golf Digest Online, Inc.	58,300	541,293	0.0%
#	Gourmet Kineya Co., Ltd.	85,000	848,988	0.0%
#	GSI Creos Corp.	32,300	516,155	0.0%
	Gunze, Ltd.	116,200	5,285,815	0.1%
	H-One Co., Ltd.	129,300	1,858,608	0.1%
	H2O Retailing Corp.	305,100	5,643,715	0.2%
#	Hagihara Industries, Inc.	80,800	1,403,182	0.0%
	Hakuyosha Co., Ltd.	9,100	279,275	0.0%
#	Hamee Corp.	36,900	533,353	0.0%
	Handsman Co., Ltd.	32,100	463,143	0.0%
	Happinet Corp.	104,100	1,793,785	0.1%
#	Harada Industry Co., Ltd.	36,500	287,276	0.0%
	Hard Off Corp. Co., Ltd.	57,900	593,735	0.0%
	Haruyama Holdings, Inc.	49,100	441,067	0.0%
	Heian Ceremony Service Co., Ltd.	6,700	56,986	0.0%
#	Heiwa Corp.	119,900	2,210,922	0.1%
	HI-LEX Corp.	74,300	1,879,476	0.1%
	Hiday Hidaka Corp.	120,756	3,547,812	0.1%
#	Himaraya Co., Ltd.	35,900	320,524	0.0%
	Hinokiya Holdings Co., Ltd.	3,600	81,982	0.0%
#	Hiramatsu, Inc.	190,600	1,050,494	0.0%
#	HIS Co., Ltd.	249,300	8,347,847	0.2%
	Honeys Holdings Co., Ltd.	106,040	1,122,184	0.0%
	Hoosiers Holdings	149,300	1,417,041	0.0%
#	Hotland Co., Ltd.	61,800	795,849	0.0%
	HUB Co., Ltd.	7,700	94,749	0.0%
	I K K, Inc.	65,900	509,070	0.0%
	I.K Co. Ltd.	2,300	199,684	0.0%
	IBJ, Inc.	103,500	830,032	0.0%
#	Ichibanya Co., Ltd.	80,058	3,102,522	0.1%
#	Ichikoh Industries, Ltd.	244,500	1,906,917	0.1%
#	IDOM, Inc.	433,200	3,159,139	0.1%
	IJT Technology Holdings Co., Ltd.	132,680	1,228,612	0.0%
	Imagica Robot Holdings, Inc.	87,500	732,603	0.0%
	Imasen Electric Industrial	109,300	1,412,946	0.0%
	Imperial Hotel, Ltd.	12,300	223,697	0.0%
#	Intage Holdings, Inc.	228,000	2,991,809	0.1%
*	Izutsuya Co., Ltd.	61,699	269,733	0.0%
	Janome Sewing Machine Co., Ltd.	112,700	778,705	0.0%
	Japan Best Rescue System Co., Ltd.	76,700	320,406	0.0%
	Japan Wool Textile Co., Ltd. (The)	354,200	3,181,403	0.1%
#	JINS, Inc.	84,100	4,370,190	0.1%
#	Joban Kosan Co., Ltd.	40,299	662,235	0.0%
#	Jolly - Pasta Co., Ltd.	17,700	252,396	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Joshin Denki Co., Ltd.	123,500	$4,274,097	0.1%
	Joyful Honda Co., Ltd.	75,600	2,040,996	0.1%
#	JP-Holdings, Inc.	374,800	1,319,586	0.0%
	JVC Kenwood Corp.	1,000,930	3,138,027	0.1%
#	K's Holdings Corp.	41,800	959,330	0.0%
*	Kadokawa Dwango	362,333	4,180,461	0.1%
*	Kappa Create Co., Ltd.	24,600	276,250	0.0%
	Kasai Kogyo Co., Ltd.	164,500	2,475,107	0.1%
	Kawai Musical Instruments Manufacturing Co., Ltd.	43,300	914,215	0.0%
	Keihin Corp.	267,500	4,931,688	0.1%
#	Keiyo Co., Ltd.	212,100	1,429,194	0.0%
#	KFC Holdings Japan, Ltd.	100,700	1,778,901	0.1%
	Ki-Star Real Estate Co., Ltd.	42,700	898,395	0.0%
	King Co., Ltd.	12,500	58,357	0.0%
*	Kintetsu Department Store Co., Ltd.	36,600	1,201,028	0.0%
	Kitamura Co., Ltd.	2,000	13,156	0.0%
*	KNT-CT Holdings Co., Ltd.	76,500	1,328,064	0.0%
#	Kohnan Shoji Co., Ltd.	179,800	3,842,770	0.1%
*	Kojima Co., Ltd.	203,400	670,393	0.0%
	Komatsu Seiren Co., Ltd.	208,900	1,812,849	0.1%
	KOMEDA Holdings Co., Ltd.	67,500	1,150,707	0.0%
	Komehyo Co., Ltd.	45,200	720,585	0.0%
	Komeri Co., Ltd.	192,600	5,770,447	0.2%
#	Konaka Co., Ltd.	149,806	798,467	0.0%
	Koshidaka Holdings Co., Ltd.	78,000	3,155,237	0.1%
#	Kourakuen Holdings Corp.	69,400	1,387,019	0.0%
	KU Holdings Co., Ltd.	130,900	1,230,789	0.0%
#	Kura Corp.	69,200	3,095,690	0.1%
	Kurabo Industries, Ltd.	1,241,000	3,599,920	0.1%
	KYB Corp.	124,700	8,096,520	0.2%
	Kyoritsu Maintenance Co., Ltd.	188,662	5,958,482	0.2%
#*	Laox Co., Ltd.	190,100	796,120	0.0%
#	LEC, Inc.	81,100	2,139,265	0.1%
#	LIFULL Co., Ltd.	364,500	2,800,968	0.1%
*	Litalico, Inc.	11,400	168,624	0.0%
#	Look, Inc.	228,000	866,493	0.0%
#	Mamiya-Op Co., Ltd.	25,800	276,256	0.0%
	Mars Engineering Corp.	66,700	1,358,682	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	66,900	206,035	0.0%
#	Matsuya Co., Ltd.	188,500	2,037,135	0.1%
	Matsuya Foods Co., Ltd.	59,900	2,297,560	0.1%
#*	Meganesuper Co., Ltd.	637,300	431,574	0.0%
	Meiko Network Japan Co., Ltd.	136,000	1,575,946	0.1%
	Meiwa Estate Co., Ltd.	70,500	572,399	0.0%
	Mikuni Corp.	130,500	682,846	0.0%
#	Misawa Homes Co., Ltd.	150,400	1,333,014	0.0%
	Mitsuba Corp.	212,690	3,554,456	0.1%
	Mitsui Home Co., Ltd.	165,000	1,092,071	0.0%
	Mizuno Corp.	126,400	3,595,151	0.1%
	Monogatari Corp. (The)	33,600	2,475,679	0.1%
	Morito Co., Ltd.	78,000	743,576	0.0%
	MrMax Holdings, Ltd.	127,800	841,042	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Murakami Corp.	22,400	$657,253	0.0%
	Musashi Seimitsu Industry Co., Ltd.	139,000	4,430,628	0.1%
	Nafco Co., Ltd.	36,700	568,465	0.0%
	Nagawa Co., Ltd.	31,100	1,249,855	0.0%
*	Naigai Co., Ltd.	54,400	281,972	0.0%
#	Nakayamafuku Co., Ltd.	33,600	230,697	0.0%
#	Nextage Co., Ltd.	41,000	917,600	0.0%
	Nice Holdings, Inc.	44,400	629,443	0.0%
	Nichirin Co., Ltd.	48,200	1,758,894	0.1%
	Nihon Eslead Corp.	47,300	861,880	0.0%
#	Nihon House Holdings Co., Ltd.	269,800	1,483,273	0.0%
#	Nihon Plast Co., Ltd.	70,300	758,085	0.0%
	Nihon Tokushu Toryo Co., Ltd.	82,400	1,495,769	0.0%
	Nippon Felt Co., Ltd.	58,200	264,083	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	1,043,604	0.0%
	Nippon Seiki Co., Ltd.	264,400	6,126,954	0.2%
#	Nippon View Hotel Co., Ltd.	33,600	416,432	0.0%
	Nishikawa Rubber Co., Ltd.	24,200	497,682	0.0%
#	Nishimatsuya Chain Co., Ltd.	325,800	3,585,718	0.1%
	Nissan Shatai Co., Ltd.	369,400	3,952,814	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	170,000	612,777	0.0%
	Nissei Build Kogyo Co., Ltd.	216,500	2,470,798	0.1%
	Nissin Kogyo Co., Ltd.	258,900	4,797,284	0.1%
	Nittan Valve Co., Ltd.	86,000	358,457	0.0%
	Nojima Corp.	180,400	4,206,751	0.1%
	Ohashi Technica, Inc.	50,500	748,714	0.0%
	Ohsho Food Service Corp.	80,600	3,369,883	0.1%
*	Oisix.daichi, Inc.	19,200	368,809	0.0%
*	Onkyo Corp.	32,700	57,941	0.0%
	Onward Holdings Co., Ltd.	792,000	6,677,401	0.2%
#	Ootoya Holdings Co., Ltd.	22,200	399,209	0.0%
#*	Open Door, Inc.	20,300	947,446	0.0%
#	OPT Holding, Inc.	72,900	792,277	0.0%
#	Otsuka Kagu, Ltd.	77,500	611,780	0.0%
	Ozu Corp.	2,100	41,444	0.0%
	Pacific Industrial Co., Ltd.	293,300	3,813,728	0.1%
	PAL GROUP Holdings Co., Ltd.	70,000	1,989,907	0.1%
	PALTAC Corp.	181,634	7,213,781	0.2%
	PAPYLESS Co., Ltd.	28,600	645,606	0.0%
	Parco Co., Ltd.	123,400	1,647,284	0.1%
	Paris Miki Holdings, Inc.	161,800	674,782	0.0%
#	PC Depot Corp.	245,041	1,870,268	0.1%
#	People Co., Ltd.	17,000	289,082	0.0%
#	Pepper Food Service Co., Ltd.	84,000	4,954,906	0.1%
#	PIA Corp.	32,500	1,647,727	0.1%
	Piolax, Inc.	170,100	4,705,818	0.1%
#*	Pioneer Corp.	2,136,700	4,137,511	0.1%
	Plenus Co., Ltd.	133,800	2,725,635	0.1%
	Press Kogyo Co., Ltd.	623,200	3,505,329	0.1%
	Pressance Corp.	229,100	3,085,636	0.1%
	Proto Corp.	79,000	1,137,033	0.0%
#	Raccoon Co., Ltd.	79,000	441,937	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Regal Corp.	1,000	$25,910	0.0%
#	Renaissance, Inc.	60,600	901,661	0.0%
#*	Renown, Inc.	323,700	568,249	0.0%
#	Resort Solution Co., Ltd.	16,799	596,920	0.0%
#	Resorttrust, Inc.	507,200	9,986,546	0.3%
	Rhythm Watch Co., Ltd.	55,900	1,169,720	0.0%
	Riberesute Corp.	44,200	394,417	0.0%
#	Ride On Express Holdings Co., Ltd.	48,300	444,068	0.0%
#	Right On Co., Ltd.	96,125	797,914	0.0%
	Riken Corp.	60,300	3,136,771	0.1%
#	Ringer Hut Co., Ltd.	145,200	3,148,778	0.1%
	Riso Kyoiku Co., Ltd.	216,900	1,725,117	0.1%
	Round One Corp.	442,300	5,715,705	0.2%
	Royal Holdings Co., Ltd.	178,300	4,609,829	0.1%
*	Royal Hotel, Ltd. (The)	600	10,430	0.0%
	Sac's Bar Holdings, Inc.	124,150	1,513,030	0.0%
	Saizeriya Co., Ltd.	184,600	5,694,529	0.2%
	Sakai Ovex Co., Ltd.	30,899	634,392	0.0%
	San Holdings, Inc.	21,900	564,868	0.0%
*	Sanden Holdings Corp.	150,400	3,057,728	0.1%
#	Sanei Architecture Planning Co., Ltd.	50,300	1,119,407	0.0%
	Sangetsu Corp.	328,750	6,050,338	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	244,418	0.0%
	Sankyo Seiko Co., Ltd.	192,600	796,851	0.0%
	Sanoh Industrial Co., Ltd.	154,600	1,366,860	0.0%
#	Sanrio Co., Ltd.	306,400	5,074,367	0.1%
	Sanyei Corp.	3,500	118,512	0.0%
#	Sanyo Electric Railway Co., Ltd.	102,998	2,613,772	0.1%
	Sanyo Housing Nagoya Co., Ltd.	64,700	704,304	0.0%
#	Sanyo Shokai, Ltd.	76,599	1,411,693	0.0%
#	Scroll Corp.	175,900	742,211	0.0%
#	Seiko Holdings Corp.	195,881	4,890,273	0.1%
	Seiren Co., Ltd.	306,800	5,354,764	0.1%
	Senshukai Co., Ltd.	205,800	1,273,818	0.0%
#	Septeni Holdings Co., Ltd.	643,700	1,813,312	0.1%
	SFP Holdings Co., Ltd.	69,600	1,132,274	0.0%
#	Shidax Corp.	111,200	433,899	0.0%
	Shikibo, Ltd.	77,900	1,099,209	0.0%
	Shimachu Co., Ltd.	282,300	7,950,489	0.2%
	Shimojima Co., Ltd.	29,300	308,769	0.0%
#	Shobunsha Publications, Inc.	258,500	1,719,674	0.1%
	Shochiku Co., Ltd.	5,400	803,960	0.0%
#	Shoei Co., Ltd.	76,000	2,551,578	0.1%
	Showa Corp.	326,000	4,273,138	0.1%
	SKY Perfect JSAT Holdings, Inc.	899,100	4,168,897	0.1%
#	Snow Peak, Inc.	25,100	684,205	0.0%
	SNT Corp.	92,800	623,983	0.0%
	Soft99 Corp.	70,000	704,229	0.0%
	Sotoh Co., Ltd.	41,400	420,547	0.0%
	SPK Corp.	20,200	584,309	0.0%
	SRS Holdings Co., Ltd.	11,400	92,704	0.0%
	St Marc Holdings Co., Ltd.	104,200	3,148,668	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Starts Corp., Inc.	188,800	$5,120,455	0.1%
	Step Co., Ltd.	48,100	663,127	0.0%
	Studio Alice Co., Ltd.	60,200	1,392,751	0.0%
#	Suminoe Textile Co., Ltd.	351,000	988,175	0.0%
	Sumitomo Riko Co., Ltd.	235,200	2,284,347	0.1%
#	Sun Corp.	104,900	714,404	0.0%
	Suncall Corp.	70,100	438,726	0.0%
#	Syuppin Co., Ltd.	50,400	1,148,354	0.0%
	T RAD Co., Ltd.	47,900	1,988,042	0.1%
	T-Gaia Corp.	139,000	2,828,702	0.1%
	Tachi-S Co., Ltd.	197,140	3,703,012	0.1%
	Tachikawa Corp.	58,300	688,975	0.0%
	Taiho Kogyo Co., Ltd.	101,400	1,516,827	0.1%
	Take And Give Needs Co., Ltd.	62,670	479,214	0.0%
	Takihyo Co., Ltd.	24,200	499,101	0.0%
	Tama Home Co., Ltd.	99,500	645,246	0.0%
	Tamron Co., Ltd.	119,500	2,494,908	0.1%
	TBK Co., Ltd.	121,000	557,025	0.0%
	Tear Corp.	42,700	345,392	0.0%
*	Ten Allied Co., Ltd.	10,500	40,621	0.0%
#	Tenpos Busters Co., Ltd.	27,300	482,524	0.0%
	Tigers Polymer Corp.	58,300	414,567	0.0%
	Toa Corp.	136,700	1,445,086	0.0%
#	Toabo Corp.	54,799	300,690	0.0%
	Toei Animation Co., Ltd.	26,100	2,362,270	0.1%
	Toei Co., Ltd.	44,900	4,871,341	0.1%
	Tohokushinsha Film Corp.	47,800	314,841	0.0%
	Tokai Rika Co., Ltd.	339,900	7,154,245	0.2%
	Token Corp.	47,550	5,733,702	0.2%
#*	Tokyo Base Co., Ltd.	33,200	1,361,337	0.0%
	Tokyo Dome Corp.	577,500	5,422,702	0.1%
#	Tokyo Individualized Educational Institute, Inc.	121,000	1,066,515	0.0%
	Tokyo Radiator Manufacturing Co., Ltd.	21,400	192,057	0.0%
	Tokyotokeiba Co., Ltd.	108,300	3,295,511	0.1%
#	Tokyu Recreation Co., Ltd.	99,000	802,842	0.0%
	Tomy Co., Ltd.	523,693	8,472,972	0.2%
	Topre Corp.	242,200	7,132,079	0.2%
	Toridoll Holdings Corp.	139,000	4,463,596	0.1%
#	Torikizoku Co., Ltd.	48,100	1,300,009	0.0%
#	Tosho Co., Ltd.	102,400	2,828,164	0.1%
#	Tow Co., Ltd.	109,300	863,664	0.0%
	TPR Co., Ltd.	141,900	5,016,511	0.1%
	TS Tech Co., Ltd.	230,300	8,247,932	0.2%
	TSI Holdings Co., Ltd.	468,295	3,924,913	0.1%
#	Tsukada Global Holdings, Inc.	109,400	561,708	0.0%
	Tsukamoto Corp. Co., Ltd.	19,000	215,792	0.0%
	Tsutsumi Jewelry Co., Ltd.	50,900	900,138	0.0%
	TV Asahi Holdings Corp.	123,500	2,487,044	0.1%
	Tv Tokyo Holdings Corp.	91,800	1,921,521	0.1%
#*	U-Shin, Ltd.	123,600	834,938	0.0%
	Ukai Co., Ltd.	1,000	27,031	0.0%
#	Umenohana Co., Ltd.	7,200	179,989	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Unipres Corp.	230,700	$6,228,852	0.2%
	United Arrows, Ltd.	150,200	5,629,455	0.2%
*	Unitika, Ltd.	399,200	3,523,517	0.1%
	ValueCommerce Co., Ltd.	117,600	824,910	0.0%
	Vector, Inc.	173,300	2,291,485	0.1%
#	VIA Holdings, Inc.	120,200	873,283	0.0%
#	Village Vanguard Co., Ltd.	32,100	324,263	0.0%
#	VT Holdings Co., Ltd.	554,700	3,019,575	0.1%
	Wacoal Holdings Corp.	338,000	9,660,986	0.3%
	WATAMI Co., Ltd.	144,700	1,886,942	0.1%
	Watts Co., Ltd.	34,000	348,977	0.0%
	Workman Co., Ltd.	2,600	81,044	0.0%
	Wowow, Inc.	42,600	1,327,994	0.0%
	Xebio Holdings Co., Ltd.	167,200	3,200,766	0.1%
	Yachiyo Industry Co., Ltd.	34,500	462,377	0.0%
	Yagi & Co., Ltd.	800	14,057	0.0%
#	Yamato International, Inc.	52,100	205,665	0.0%
#	Yasunaga Corp.	42,300	1,274,932	0.0%
	Yellow Hat, Ltd.	100,700	3,089,754	0.1%
	Yomiuri Land Co., Ltd.	26,000	1,092,369	0.0%
#	Yondoshi Holdings, Inc.	127,320	3,502,039	0.1%
	Yorozu Corp.	126,600	2,575,698	0.1%
	Yoshinoya Holdings Co., Ltd.	152,600	2,538,134	0.1%
#	Yossix Co., Ltd.	13,100	326,585	0.0%
#	Yume No Machi Souzou Iinkai Co., Ltd.	153,400	2,156,923	0.1%
	Yutaka Giken Co., Ltd.	4,300	97,451	0.0%
	Zenrin Co., Ltd.	147,500	4,686,846	0.1%
#	Zojirushi Corp.	241,900	2,183,313	0.1%
Total Consumer Discretionary			773,626,796	19.4%

Consumer Staples — (7.4%)
#	Aeon Hokkaido Corp.	261,700	1,504,625	0.0%
#	AFC-HD AMS Life Science Co., Ltd.	1,700	12,654	0.0%
	Ahjikan Co., Ltd.	2,500	27,460	0.0%
	Ain Holdings, Inc.	106,800	7,306,661	0.2%
	Albis Co., Ltd.	35,800	1,337,184	0.0%
	Aohata Corp.	600	13,587	0.0%
	Arcs Co., Ltd.	247,700	5,541,828	0.1%
	Ariake Japan Co., Ltd.	114,800	8,774,730	0.2%
	Artnature, Inc.	127,600	838,289	0.0%
	Axial Retailing, Inc.	90,500	3,701,710	0.1%
	Belc Co., Ltd.	67,700	3,777,594	0.1%
	Bourbon Corp.	23,200	540,285	0.0%
	C'BON COSMETICS Co., Ltd.	4,200	99,807	0.0%
	Cawachi, Ltd.	96,900	2,377,594	0.1%
	Chubu Shiryo Co., Ltd.	149,200	2,666,659	0.1%
#	Chuo Gyorui Co., Ltd.	9,300	229,066	0.0%
	Ci:z Holdings Co., Ltd.	164,800	6,068,340	0.2%
	Cocokara fine, Inc.	116,060	6,470,806	0.2%
	Cota Co., Ltd.	34,250	431,878	0.0%
	Create SD Holdings Co., Ltd.	169,400	4,264,128	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Daikokutenbussan Co., Ltd.	39,900	$1,816,520	0.1%
	Delica Foods Holdings Co., Ltd.	22,000	293,795	0.0%
	DyDo Group Holdings, Inc.	55,600	2,725,919	0.1%
	Earth Chemical Co., Ltd.	82,500	3,872,962	0.1%
	Ebara Foods Industry, Inc.	8,000	145,872	0.0%
#	Eco's Co., Ltd.	43,800	491,845	0.0%
	Feed One Co., Ltd.	860,040	2,227,875	0.1%
*	First Baking Co., Ltd.	18,300	197,457	0.0%
	Fuji Oil Holdings, Inc.	278,500	7,508,721	0.2%
	Fujicco Co., Ltd.	138,200	3,121,672	0.1%
	Fujiya Co., Ltd.	25,500	578,448	0.0%
	G-7 Holdings, Inc.	37,300	795,066	0.0%
#	Genky Stores, Inc.	46,800	1,726,876	0.0%
#	HABA Laboratories, Inc.	12,700	763,534	0.0%
	Hagoromo Foods Corp.	39,000	460,076	0.0%
	Halows Co., Ltd.	42,400	961,116	0.0%
	Havix Corp.	8,800	88,530	0.0%
	Hayashikane Sangyo Co., Ltd.	25,500	214,353	0.0%
	Heiwado Co., Ltd.	184,600	4,029,941	0.1%
	Hokkaido Coca-Cola Bottling Co., Ltd.	90,000	582,844	0.0%
	Hokuto Corp.	165,100	2,882,677	0.1%
	Ichimasa Kamaboko Co., Ltd.	21,600	253,831	0.0%
#	Imuraya Group Co., Ltd.	16,200	309,324	0.0%
	Inageya Co., Ltd.	175,800	2,900,539	0.1%
	Itochu-Shokuhin Co., Ltd.	29,100	1,328,625	0.0%
#	Ivy Cosmetics Corp.	12,100	642,527	0.0%
	Iwatsuka Confectionery Co., Ltd.	3,600	159,640	0.0%
	J-Oil Mills, Inc.	68,700	2,467,423	0.1%
#	Japan Meat Co., Ltd.	28,500	455,876	0.0%
	Kadoya Sesame Mills, Inc.	8,400	440,560	0.0%
	Kakiyasu Honten Co., Ltd.	44,900	839,268	0.0%
#	Kameda Seika Co., Ltd.	77,100	3,491,719	0.1%
	Kaneko Seeds Co., Ltd.	33,800	505,037	0.0%
	Kanemi Co., Ltd.	500	14,684	0.0%
	Kansai Super Market, Ltd.	11,300	138,103	0.0%
#	Kato Sangyo Co., Ltd.	142,000	4,429,943	0.1%
	Kenko Mayonnaise Co., Ltd.	84,500	2,208,365	0.1%
	KEY Coffee, Inc.	110,400	2,082,485	0.1%
	Kirindo Holdings Co., Ltd.	30,300	406,084	0.0%
#	Kitanotatsujin Corp.	100,000	886,090	0.0%
#	Kobe Bussan Co., Ltd.	66,300	2,863,159	0.1%
	Kotobuki Spirits Co., Ltd.	120,600	4,963,865	0.1%
	Kusuri no Aoki Holdings Co., Ltd.	79,800	4,428,816	0.1%
#	Kyokuyo Co., Ltd.	62,199	2,007,953	0.1%
#	Lacto Japan Co., Ltd.	16,700	606,346	0.0%
	Life Corp.	157,800	4,197,389	0.1%
	Mandom Corp.	208,800	6,221,508	0.2%
	Marudai Food Co., Ltd.	677,000	3,166,986	0.1%
	Maruha Nichiro Corp.	271,407	8,383,688	0.2%
#	Maxvalu Nishinihon Co., Ltd.	9,200	137,381	0.0%
	Maxvalu Tokai Co., Ltd.	49,300	971,064	0.0%
#	Medical System Network Co., Ltd.	150,000	710,046	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Megmilk Snow Brand Co., Ltd.	321,100	$8,988,272	0.2%
	Meito Sangyo Co., Ltd.	55,000	728,185	0.0%
	Milbon Co., Ltd.	73,076	4,563,158	0.1%
	Ministop Co., Ltd.	109,500	2,222,178	0.1%
	Mitsubishi Shokuhin Co., Ltd.	91,700	2,720,885	0.1%
	Mitsui Sugar Co., Ltd.	104,470	3,573,776	0.1%
	Miyoshi Oil & Fat Co., Ltd.	39,600	522,546	0.0%
	Morinaga Milk Industry Co., Ltd.	243,400	9,344,287	0.2%
	Morishita Jintan Co., Ltd.	400	10,598	0.0%
	Morozoff, Ltd.	20,100	1,318,787	0.0%
	Nagatanien Holdings Co., Ltd.	151,000	1,799,027	0.1%
	Nakamuraya Co., Ltd.	21,600	974,562	0.0%
	Natori Co., Ltd.	60,700	1,098,276	0.0%
	Nichimo Co., Ltd.	17,000	305,850	0.0%
	Nihon Chouzai Co., Ltd.	44,760	1,465,156	0.0%
	Niitaka Co., Ltd.	2,860	48,337	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,700	1,446,181	0.0%
	Nippon Flour Mills Co., Ltd.	346,900	5,322,225	0.1%
	Nippon Suisan Kaisha, Ltd.	1,832,600	11,212,866	0.3%
	Nisshin Oillio Group, Ltd. (The)	162,400	5,331,037	0.1%
	Nissin Sugar Co., Ltd.	78,600	1,428,635	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	6,400	232,852	0.0%
	Noevir Holdings Co., Ltd.	87,900	5,301,368	0.1%
	Oenon Holdings, Inc.	320,900	935,260	0.0%
#	OIE Sangyo Co., Ltd.	20,900	232,631	0.0%
	Okuwa Co., Ltd.	162,000	1,641,041	0.0%
	Olympic Group Corp.	63,100	335,322	0.0%
	OUG Holdings, Inc.	9,400	225,904	0.0%
	Plant Co., Ltd.	2,400	27,273	0.0%
	Prima Meat Packers, Ltd.	910,000	5,946,429	0.2%
	Qol Co., Ltd.	110,400	2,030,466	0.1%
#	Retail Partners Co., Ltd.	67,300	781,784	0.0%
	Riken Vitamin Co., Ltd.	71,100	2,730,473	0.1%
#	Rock Field Co., Ltd.	145,300	2,556,574	0.1%
#	Rokko Butter Co., Ltd.	90,400	2,031,308	0.1%
	S Foods, Inc.	82,862	3,151,270	0.1%
	S&B Foods, Inc.	8,299	652,156	0.0%
#	Sagami Rubber Industries Co., Ltd.	48,000	817,113	0.0%
	Sakata Seed Corp.	142,600	4,311,787	0.1%
	San-A Co., Ltd.	111,500	5,131,032	0.1%
	Sapporo Holdings, Ltd.	255,700	8,102,774	0.2%
#	Shoei Foods Corp.	76,000	3,060,109	0.1%
	Showa Sangyo Co., Ltd.	123,600	3,223,373	0.1%
	Sogo Medical Co., Ltd.	59,200	3,284,855	0.1%
	ST Corp.	81,200	2,011,016	0.1%
	Starzen Co., Ltd.	52,200	2,553,461	0.1%
	Takara Holdings, Inc.	1,048,200	10,253,490	0.3%
	Tobu Store Co., Ltd.	19,000	515,643	0.0%
	Toho Co., Ltd.	46,500	1,176,345	0.0%
	Tohto Suisan Co., Ltd.	17,299	317,327	0.0%
	Torigoe Co., Ltd. (The)	85,700	704,293	0.0%
	Toyo Sugar Refining Co., Ltd.	15,700	171,634	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Transaction Co., Ltd.	87,400	$945,182	0.0%
	United Super Markets Holdings, Inc.	329,300	3,074,180	0.1%
	Uoriki Co., Ltd.	2,100	21,981	0.0%
	Valor Holdings Co., Ltd.	220,500	5,014,833	0.1%
	Warabeya Nichiyo Holdings Co., Ltd.	102,260	2,531,796	0.1%
	Watahan & Co., Ltd.	37,100	828,771	0.0%
#	YA-MAN, Ltd.	181,000	2,105,671	0.1%
#	Yaizu Suisankagaku Industry Co., Ltd.	47,300	508,740	0.0%
#	Yakuodo Co., Ltd.	68,200	1,910,103	0.1%
	Yamatane Corp.	61,200	1,093,186	0.0%
#	Yamaya Corp.	25,600	538,344	0.0%
	Yamazawa Co., Ltd.	2,100	32,160	0.0%
	Yaoko Co., Ltd.	132,100	6,483,874	0.2%
#	Yokohama Reito Co., Ltd.	274,200	2,607,854	0.1%
	Yomeishu Seizo Co., Ltd.	49,800	992,334	0.0%
	Yuasa Funashoku Co., Ltd.	12,500	373,906	0.0%
	Yutaka Foods Corp.	6,000	101,600	0.0%
Total Consumer Staples			322,125,010	8.1%

Energy — (1.0%)
	BP Castrol K.K.	53,100	934,248	0.0%
	Cosmo Energy Holdings Co., Ltd.	344,800	7,920,712	0.2%
	Fuji Kosan Co., Ltd.	33,100	176,875	0.0%
	Fuji Oil Co., Ltd.	317,100	1,231,572	0.0%
	Itochu Enex Co., Ltd.	302,200	3,080,234	0.1%
#*	Japan Drilling Co., Ltd.	43,700	835,771	0.0%
	Japan Oil Transportation Co., Ltd.	11,600	373,956	0.0%
	Japan Petroleum Exploration Co., Ltd.	200,700	4,141,497	0.1%
	Mitsuuroko Group Holdings Co., Ltd.	186,200	1,361,544	0.0%
	Modec, Inc.	124,900	2,879,113	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,114,100	1,231,875	0.0%
#	Nippon Gas Co., Ltd.	233,600	7,431,777	0.2%
#	Sala Corp.	313,900	2,100,959	0.1%
	San-Ai Oil Co., Ltd.	356,200	4,254,280	0.1%
	Shinko Plantech Co., Ltd.	247,600	2,137,853	0.1%
	Sinanen Holdings Co., Ltd.	53,100	1,187,329	0.0%
	Toa Oil Co., Ltd.	415,000	552,038	0.0%
#	Toyo Kanetsu K.K.	56,800	2,151,615	0.1%
Total Energy			43,983,248	1.1%

Financials — (7.7%)
	77 Bank, Ltd. (The)	392,952	9,986,545	0.3%
#	Accretive Co., Ltd.	57,800	215,271	0.0%
#	Advance Create Co., Ltd.	17,400	293,961	0.0%
	Aichi Bank, Ltd. (The)	51,300	3,160,895	0.1%
#	Aizawa Securities Co., Ltd.	186,700	1,342,195	0.0%
	Akatsuki Corp.	40,400	162,763	0.0%
	Akita Bank, Ltd. (The)	110,040	3,521,413	0.1%
#	Anicom Holdings, Inc.	106,700	2,755,574	0.1%
#	Aomori Bank, Ltd. (The)	122,300	3,943,536	0.1%
	Asax Co., Ltd.	1,700	27,256	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Awa Bank, Ltd. (The)	1,178,000	$7,991,079	0.2%
	Bank of Iwate, Ltd. (The)	112,100	4,617,301	0.1%
	Bank of Kochi, Ltd. (The)	32,300	376,366	0.0%
#	Bank of Nagoya, Ltd. (The)	98,330	3,928,742	0.1%
	Bank of Okinawa, Ltd. (The)	132,960	5,424,144	0.1%
	Bank of Saga, Ltd. (The)	92,100	2,301,188	0.1%
	Bank of the Ryukyus, Ltd.	227,380	3,466,539	0.1%
	Bank of Toyama, Ltd. (The)	2,500	101,226	0.0%
	Chiba Kogyo Bank, Ltd. (The)	318,900	1,813,993	0.1%
#	Chukyo Bank, Ltd. (The)	70,000	1,426,833	0.0%
	Daisan Bank, Ltd. (The)	88,400	1,489,042	0.0%
	Daishi Bank, Ltd. (The)	207,100	10,141,558	0.3%
	Daito Bank, Ltd. (The)	87,300	1,310,921	0.0%
	DSB Co., Ltd.	56,500	395,957	0.0%
#	eGuarantee, Inc.	43,700	1,231,334	0.0%
#	Ehime Bank, Ltd. (The)	199,600	2,576,754	0.1%
	Eighteenth Bank, Ltd. (The)	1,048,000	2,823,063	0.1%
	FIDEA Holdings Co., Ltd.	1,126,100	2,143,864	0.1%
	Financial Products Group Co., Ltd.	423,200	4,911,580	0.1%
	First Bank of Toyama, Ltd. (The)	126,100	662,993	0.0%
	Fukui Bank, Ltd. (The)	140,100	3,743,414	0.1%
	Fukushima Bank, Ltd. (The)	142,100	1,137,068	0.0%
	Fuyo General Lease Co., Ltd.	105,100	6,872,719	0.2%
#	GCA Corp.	167,100	1,529,528	0.0%
	GMO Financial Holdings, Inc.	93,300	615,966	0.0%
	Hokkoku Bank, Ltd. (The)	174,200	7,974,875	0.2%
	Hokuetsu Bank, Ltd. (The)	131,600	3,186,798	0.1%
	Hokuhoku Financial Group, Inc.	439,200	7,239,433	0.2%
	Hyakugo Bank, Ltd. (The)	1,578,909	7,412,936	0.2%
	Hyakujushi Bank, Ltd. (The)	1,426,000	5,184,673	0.1%
	IBJ Leasing Co., Ltd.	147,500	3,850,707	0.1%
	Ichiyoshi Securities Co., Ltd.	239,700	2,751,252	0.1%
	IwaiCosmo Holdings, Inc.	108,500	1,393,443	0.0%
#	J Trust Co., Ltd.	359,100	2,642,085	0.1%
	Jaccs Co., Ltd.	145,900	3,644,187	0.1%
	Jafco Co., Ltd.	190,600	9,420,141	0.2%
*	Japan Asia Investment Co., Ltd.	102,100	377,001	0.0%
#	Japan Investment Adviser Co., Ltd.	64,600	1,550,411	0.0%
	Japan Securities Finance Co., Ltd.	648,900	3,649,588	0.1%
	Jimoto Holdings, Inc.	787,400	1,540,553	0.0%
	Juroku Bank, Ltd. (The)	208,500	7,043,845	0.2%
#	kabu.com Securities Co., Ltd.	914,600	2,915,898	0.1%
	Kansai Urban Banking Corp.	149,200	1,906,708	0.1%
	Keiyo Bank, Ltd. (The)	1,418,000	6,949,137	0.2%
	Kita-Nippon Bank, Ltd. (The)	49,506	1,540,696	0.0%
	Kiyo Bank, Ltd. (The)	376,790	6,480,653	0.2%
#	Kosei Securities Co., Ltd. (The)	28,899	437,846	0.0%
#	Kyokuto Securities Co., Ltd.	148,300	2,200,249	0.1%
	Kyushu Financial Group, Inc.	82,120	521,968	0.0%
*	LIFENET INSURANCE CO.	6,200	21,896	0.0%
#*	M&A Capital Partners Co., Ltd.	41,900	2,194,492	0.1%
#	Marusan Securities Co., Ltd.	307,900	2,815,547	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Matsui Securities Co., Ltd.	532,400	$4,477,141	0.1%
#	Michinoku Bank, Ltd. (The)	90,798	1,536,838	0.0%
	Mie Bank, Ltd. (The)	58,700	1,404,830	0.0%
#	Minato Bank, Ltd. (The)	109,200	2,069,648	0.1%
	Mito Securities Co., Ltd.	424,800	1,469,509	0.0%
	Miyazaki Bank, Ltd. (The)	99,600	3,586,291	0.1%
#	Monex Group, Inc.	1,286,400	4,102,534	0.1%
#	Money Partners Group Co., Ltd.	155,400	643,681	0.0%
	Musashino Bank, Ltd. (The)	198,000	6,434,079	0.2%
#	Nagano Bank, Ltd. (The)	52,599	919,987	0.0%
	Nanto Bank, Ltd. (The)	162,700	4,590,069	0.1%
	Nishi-Nippon Financial Holdings, Inc.	773,100	9,020,926	0.2%
	North Pacific Bank, Ltd.	2,064,700	6,949,461	0.2%
	OAK Capital Corp.	324,600	838,705	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	209,300	5,975,059	0.2%
#	Oita Bank, Ltd. (The)	101,489	4,108,631	0.1%
	Okasan Securities Group, Inc.	908,000	5,601,107	0.1%
	Pocket Card Co., Ltd.	118,600	1,120,483	0.0%
	Ricoh Leasing Co., Ltd.	92,000	3,306,068	0.1%
	San-In Godo Bank, Ltd. (The)	912,700	8,393,767	0.2%
	Sawada Holdings Co., Ltd.	142,000	1,267,063	0.0%
	Senshu Ikeda Holdings, Inc.	1,492,900	5,764,086	0.2%
#	Shiga Bank, Ltd. (The)	1,365,000	7,835,982	0.2%
	Shikoku Bank, Ltd. (The)	243,600	3,805,404	0.1%
	Shimane Bank, Ltd. (The)	17,700	212,503	0.0%
	Shimizu Bank, Ltd. (The)	50,300	1,690,118	0.1%
#*	Showa Holdings Co., Ltd.	93,300	89,268	0.0%
	Sparx Group Co., Ltd.	623,300	1,536,871	0.0%
#	Strike Co., Ltd.	4,900	215,307	0.0%
	Taiko Bank, Ltd. (The)	24,700	568,942	0.0%
	Tochigi Bank, Ltd. (The)	672,700	3,066,040	0.1%
	Toho Bank, Ltd. (The)	1,291,900	4,986,816	0.1%
	Tohoku Bank, Ltd. (The)	58,800	810,690	0.0%
#	Tokai Tokyo Financial Holdings, Inc.	1,362,600	8,920,295	0.2%
#	Tokyo TY Financial Group, Inc.	172,338	4,653,684	0.1%
	Tomato Bank, Ltd.	50,500	704,788	0.0%
	TOMONY Holdings, Inc.	923,750	4,448,959	0.1%
	Tottori Bank, Ltd. (The)	46,300	742,196	0.0%
	Towa Bank, Ltd. (The)	209,200	2,221,414	0.1%
	Toyo Securities Co., Ltd.	461,000	1,289,811	0.0%
	Tsukuba Bank, Ltd.	534,200	1,975,920	0.1%
#	Yamagata Bank, Ltd. (The)	191,900	4,519,630	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	991,000	4,413,673	0.1%
Total Financials			337,577,873	8.5%

Health Care — (4.1%)
#	Advantage Risk Management Co., Ltd.	37,300	372,972	0.0%
	As One Corp.	86,768	4,770,301	0.1%
#	ASKA Pharmaceutical Co., Ltd.	164,300	3,120,509	0.1%
	Biofermin Pharmaceutical Co., Ltd.	21,000	571,839	0.0%
	BML, Inc.	139,600	3,090,429	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
#	CMIC Holdings Co., Ltd.	76,100	$1,122,469	0.0%
	Create Medic Co., Ltd.	29,500	286,788	0.0%
#	Daiken Medical Co., Ltd.	110,600	761,146	0.0%
	Daito Pharmaceutical Co., Ltd.	75,280	1,926,564	0.1%
	Dvx, Inc.	30,100	365,487	0.0%
#	Eiken Chemical Co., Ltd.	108,500	4,269,741	0.1%
	Elan Corp.	41,400	596,536	0.0%
#	EM Systems Co., Ltd.	57,100	1,112,032	0.0%
	EPS Holdings, Inc.	217,700	4,286,348	0.1%
	Falco Holdings Co., Ltd.	48,200	751,692	0.0%
#	FINDEX, Inc.	124,100	878,899	0.0%
	Fuji Pharma Co., Ltd.	49,800	1,803,080	0.1%
	Fukuda Denshi Co., Ltd.	20,800	1,456,244	0.1%
	Fuso Pharmaceutical Industries, Ltd.	41,500	1,041,767	0.0%
	Hogy Medical Co., Ltd.	74,900	5,129,516	0.1%
#	Iwaki & Co., Ltd.	179,000	759,203	0.0%
	Japan Lifeline Co., Ltd.	84,500	4,053,557	0.1%
	Japan Medical Dynamic Marketing, Inc.	115,600	1,118,087	0.0%
	Jeol, Ltd.	613,000	3,247,168	0.1%
	JMS Co., Ltd.	105,357	647,710	0.0%
	Kawasumi Laboratories, Inc.	80,080	617,966	0.0%
	Kissei Pharmaceutical Co., Ltd.	169,200	4,651,474	0.1%
	KYORIN Holdings, Inc.	281,400	5,779,314	0.2%
#	Linical Co., Ltd.	68,200	897,390	0.0%
	Mani, Inc.	151,400	4,335,405	0.1%
#*	Medical Data Vision Co., Ltd.	55,500	1,057,288	0.0%
	Medius Holdings Co., Ltd.	13,600	339,404	0.0%
	Menicon Co., Ltd.	86,400	3,915,757	0.1%
	Mochida Pharmaceutical Co., Ltd.	78,999	5,783,451	0.2%
#	N Field Co., Ltd.	76,100	1,411,643	0.1%
	Nagaileben Co., Ltd.	51,200	1,277,538	0.0%
	Nakanishi, Inc.	117,700	5,334,123	0.1%
#	ND Software Co., Ltd.	6,300	76,742	0.0%
#	Nichi-iko Pharmaceutical Co., Ltd.	268,850	4,175,191	0.1%
	NichiiGakkan Co., Ltd.	255,700	2,636,029	0.1%
	Nihon Kohden Corp.	407,000	9,060,324	0.2%
	Nikkiso Co., Ltd.	424,500	3,987,730	0.1%
	Nippon Chemiphar Co., Ltd.	17,100	789,254	0.0%
	Nipro Corp.	630,500	9,192,086	0.2%
	Nissui Pharmaceutical Co., Ltd.	74,900	975,446	0.0%
	Paramount Bed Holdings Co., Ltd.	108,500	4,784,756	0.1%
	Rion Co., Ltd.	54,800	1,074,809	0.0%
	Rohto Pharmaceutical Co., Ltd.	276,900	6,391,582	0.2%
	Sawai Pharmaceutical Co., Ltd.	197,500	11,202,256	0.3%
	Seed Co., Ltd.	35,400	1,131,355	0.0%
#*	Shin Nippon Biomedical Laboratories, Ltd.	122,100	596,935	0.0%
	Ship Healthcare Holdings, Inc.	283,600	8,868,703	0.2%
	Shofu, Inc.	43,700	526,562	0.0%
	Software Service, Inc.	18,000	829,257	0.0%
	Solasto Corp.	31,900	681,321	0.0%
	St-Care Holding Corp.	15,600	406,430	0.0%
#	Taiko Pharmaceutical Co., Ltd.	66,800	1,381,035	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Techno Medica Co., Ltd.	28,000	$486,745	0.0%
#	Toho Holdings Co., Ltd.	326,300	6,414,065	0.2%
	Tokai Corp.	69,600	3,124,194	0.1%
	Torii Pharmaceutical Co., Ltd.	102,700	2,785,987	0.1%
#	Towa Pharmaceutical Co., Ltd.	60,700	3,139,415	0.1%
#	Tsukui Corp.	357,300	2,570,748	0.1%
	Tsumura & Co.	15,800	587,229	0.0%
	Uchiyama Holdings Co., Ltd.	24,200	115,355	0.0%
	Value HR Co., Ltd.	1,400	58,126	0.0%
	Vital KSK Holdings, Inc.	242,600	1,969,792	0.1%
	Wakamoto Pharmaceutical Co., Ltd.	107,000	282,029	0.0%
	WIN-Partners Co., Ltd.	99,100	1,220,899	0.0%
	ZERIA Pharmaceutical Co., Ltd.	188,699	3,306,611	0.1%
Total Health Care			177,769,835	4.4%

Industrials — (26.3%)
	NJS Co., Ltd.	32,900	417,402	0.0%
	A&A Material Corp.	12,700	151,272	0.0%
	Abist Co., Ltd.	18,500	742,059	0.0%
#	Advan Co., Ltd.	146,800	1,394,932	0.0%
#	Advanex, Inc.	22,099	627,172	0.0%
	Aeon Delight Co., Ltd.	133,900	5,012,149	0.1%
	Aica Kogyo Co., Ltd.	264,800	9,261,490	0.2%
	Aichi Corp.	221,900	1,642,798	0.1%
	Aida Engineering, Ltd.	356,300	4,154,800	0.1%
	AIT Corp.	57,300	668,442	0.0%
#	Ajis Co., Ltd.	28,200	606,072	0.0%
	Alinco, Inc.	78,300	866,353	0.0%
	Alps Logistics Co., Ltd.	100,700	745,180	0.0%
	Altech Corp.	48,650	1,687,368	0.1%
	Anest Iwata Corp.	209,600	2,126,626	0.1%
#*	Arrk Corp.	466,800	486,052	0.0%
	Asahi Diamond Industrial Co., Ltd.	356,100	3,454,645	0.1%
#	Asahi Kogyosha Co., Ltd.	28,500	908,483	0.0%
	Asanuma Corp.	410,000	1,521,606	0.0%
#	Asukanet Co., Ltd.	64,400	995,136	0.0%
	Asunaro Aoki Construction Co., Ltd.	138,400	1,254,137	0.0%
	Bando Chemical Industries, Ltd.	235,400	2,597,093	0.1%
	Bell System24 Holdings, Inc.	216,300	2,367,086	0.1%
#	Benefit One, Inc.	202,800	3,896,069	0.1%
#	Br Holdings Corp.	142,600	525,460	0.0%
	Bunka Shutter Co., Ltd.	372,700	3,176,109	0.1%
	Canare Electric Co., Ltd.	17,500	388,669	0.0%
	Career Design Center Co., Ltd.	32,400	495,932	0.0%
	Central Glass Co., Ltd.	242,800	5,429,135	0.1%
#	Central Security Patrols Co., Ltd.	52,500	952,907	0.0%
#	Chilled & Frozen Logistics Holdings Co., Ltd.	47,100	623,823	0.0%
#	Chiyoda Corp.	1,001,700	5,928,097	0.2%
	Chiyoda Integre Co., Ltd.	77,200	1,880,502	0.1%
	Chudenko Corp.	170,900	5,212,631	0.1%
	Chugai Ro Co., Ltd.	38,900	780,056	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Chuo Warehouse Co., Ltd.	900	$9,908	0.0%
	CKD Corp.	324,800	6,396,049	0.2%
	Comany, Inc.	3,700	51,187	0.0%
	Cosel Co., Ltd.	124,600	1,725,339	0.1%
#	Creek & River Co., Ltd.	69,400	705,661	0.0%
	CTI Engineering Co., Ltd.	75,300	721,085	0.0%
#	CTS Co., Ltd.	121,200	845,774	0.0%
	Dai-Dan Co., Ltd.	96,000	2,460,555	0.1%
	Daido Kogyo Co., Ltd.	47,200	770,287	0.0%
#	Daihatsu Diesel Manufacturing Co., Ltd.	88,100	666,219	0.0%
	Daihen Corp.	609,000	5,487,646	0.1%
	Daiho Corp.	575,000	2,793,600	0.1%
	Daiichi Jitsugyo Co., Ltd.	55,600	1,634,088	0.1%
	Daiichi Kensetsu Corp.	2,000	26,271	0.0%
	Daiki Axis Co., Ltd.	31,900	362,977	0.0%
	Daiohs Corp.	4,200	55,479	0.0%
	Daiseki Co., Ltd.	223,263	5,520,361	0.1%
#	Daiseki Eco. Solution Co., Ltd.	39,159	500,872	0.0%
	Daisue Construction Co., Ltd.	43,500	397,778	0.0%
	Daiwa Industries, Ltd.	200,600	2,253,373	0.1%
	Denyo Co., Ltd.	104,900	1,762,080	0.1%
	DMG Mori Co., Ltd.	619,700	12,496,608	0.3%
	DMW Corp.	4,800	81,487	0.0%
	Duskin Co., Ltd.	234,100	6,421,255	0.2%
	Ebara Jitsugyo Co., Ltd.	39,300	605,500	0.0%
	EF-ON, Inc.	74,400	1,001,131	0.0%
	Eidai Co., Ltd.	139,000	684,635	0.0%
	en-japan, Inc.	158,100	6,097,226	0.2%
	Endo Lighting Corp.	68,900	788,992	0.0%
#*	Enshu, Ltd.	197,000	255,960	0.0%
	EPCO Co., Ltd.	6,600	182,151	0.0%
#*	Escrow Agent Japan Co., Ltd.	26,600	702,821	0.0%
#	F&M Co., Ltd.	27,500	261,828	0.0%
#	Freund Corp.	68,300	905,011	0.0%
	Fudo Tetra Corp.	1,074,200	1,831,541	0.1%
	Fuji Die Co., Ltd.	25,400	206,588	0.0%
#	Fuji Machine Manufacturing Co., Ltd.	203,600	3,883,386	0.1%
	Fujikura, Ltd.	994,000	8,675,364	0.2%
	Fujisash Co., Ltd.	528,600	502,350	0.0%
#	Fujitec Co., Ltd.	412,900	6,146,445	0.2%
	Fukuda Corp.	77,200	4,725,642	0.1%
	Fukushima Industries Corp.	81,300	3,147,338	0.1%
#	Fukuyama Transporting Co., Ltd.	170,480	5,531,352	0.1%
#	FULLCAST Holdings Co., Ltd.	127,700	2,355,334	0.1%
	Funai Soken Holdings, Inc.	148,660	5,461,967	0.1%
	Furukawa Co., Ltd.	214,300	3,890,053	0.1%
	Furusato Industries, Ltd.	55,600	908,282	0.0%
	Futaba Corp.	221,900	4,398,895	0.1%
	Gakujo Co., Ltd.	47,000	572,679	0.0%
	Gecoss Corp.	96,400	1,087,330	0.0%
#	Giken, Ltd.	80,500	2,313,417	0.1%
	Glory, Ltd.	243,900	9,121,396	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	GS Yuasa Corp.	1,761,000	$8,854,741	0.2%
	Hamakyorex Co., Ltd.	106,400	2,985,737	0.1%
	Hanwa Co., Ltd.	244,200	9,268,572	0.2%
	Hazama Ando Corp.	1,180,700	9,626,535	0.3%
	Helios Techno Holdings Co., Ltd.	103,000	694,795	0.0%
	Hibiya Engineering, Ltd.	144,700	3,143,426	0.1%
	Hirakawa Hewtech Corp.	68,300	915,032	0.0%
#	Hirano Tecseed Co., Ltd.	62,800	1,132,772	0.0%
#	Hirata Corp.	51,300	5,761,324	0.2%
	Hisaka Works, Ltd.	145,000	1,351,834	0.0%
	Hitachi Transport System, Ltd.	15,100	373,666	0.0%
	Hitachi Zosen Corp.	1,068,479	5,629,957	0.2%
	Hito Communications, Inc.	45,300	799,926	0.0%
	Hokuetsu Industries Co., Ltd.	124,600	1,226,729	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	48,900	447,829	0.0%
	Hosokawa Micron Corp.	45,100	2,857,652	0.1%
#	Howa Machinery, Ltd.	81,800	1,327,043	0.0%
#	Ichiken Co., Ltd.	31,400	785,849	0.0%
	Ichinen Holdings Co., Ltd.	124,100	1,767,694	0.1%
	Idec Corp.	183,500	3,882,499	0.1%
	Ihara Science Corp.	31,400	569,535	0.0%
	Iino Kaiun Kaisha, Ltd.	599,900	2,832,605	0.1%
	Inaba Denki Sangyo Co., Ltd.	143,100	6,281,525	0.2%
	Inaba Seisakusho Co., Ltd.	56,300	708,292	0.0%
	Inabata & Co., Ltd.	278,100	4,031,517	0.1%
	Interworks, Inc.	6,800	68,293	0.0%
	Inui Global Logistics Co., Ltd.	139,380	1,027,527	0.0%
	IR Japan Holdings, Ltd.	5,200	86,559	0.0%
	Iseki & Co., Ltd.	116,300	2,591,287	0.1%
#	Ishii Iron Works Co., Ltd.	11,000	175,992	0.0%
	Isolite Insulating Products Co., Ltd.	18,500	180,676	0.0%
	Itoki Corp.	255,600	1,963,241	0.1%
	Iwaki Co., Ltd.	12,400	327,156	0.0%
	Iwasaki Electric Co., Ltd.	37,200	604,010	0.0%
	Iwatani Corp.	232,400	7,008,422	0.2%
#	JAC Recruitment Co., Ltd.	96,100	1,782,577	0.1%
#	Jalux, Inc.	40,200	995,890	0.0%
#	Jamco Corp.	68,400	1,429,302	0.0%
	Japan Asia Group, Ltd.	121,600	507,033	0.0%
	Japan Foundation Engineering Co., Ltd.	156,600	559,531	0.0%
	Japan Pulp & Paper Co., Ltd.	61,800	2,608,644	0.1%
#	Japan Steel Works, Ltd. (The)	398,400	10,097,965	0.3%
	Japan Transcity Corp.	242,000	1,038,798	0.0%
	JK Holdings Co., Ltd.	92,440	730,935	0.0%
	Juki Corp.	194,500	3,024,465	0.1%
	Kamei Corp.	138,000	2,333,906	0.1%
	Kanaden Corp.	116,600	1,335,655	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	38,800	1,290,163	0.0%
#	Kanamoto Co., Ltd.	171,600	5,641,513	0.2%
	Kandenko Co., Ltd.	563,300	5,540,589	0.1%
	Kanematsu Corp.	487,725	6,416,267	0.2%
	Katakura Industries Co., Ltd.	143,700	1,794,167	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Kato Works Co., Ltd.	62,800	$1,962,213	0.1%
#	KAWADA TECHNOLOGIES, Inc.	48,400	2,866,471	0.1%
	Kawagishi Bridge Works Co., Ltd.	41,000	429,085	0.0%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	296,188	0.0%
#*	Kawasaki Kisen Kaisha, Ltd.	275,800	7,201,354	0.2%
	Keihin Co., Ltd.	24,900	365,743	0.0%
	KFC, Ltd.	5,000	96,633	0.0%
*	KI Holdings Co., Ltd.	88,000	244,296	0.0%
	Kimura Chemical Plants Co., Ltd.	53,200	216,670	0.0%
	Kimura Unity Co., Ltd.	2,200	22,740	0.0%
	King Jim Co., Ltd.	97,300	896,149	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	21,699	508,502	0.0%
	Kintetsu World Express, Inc.	217,800	3,748,661	0.1%
	Kitagawa Iron Works Co., Ltd.	53,700	1,464,040	0.0%
	Kitano Construction Corp.	280,000	1,260,449	0.0%
#	Kito Corp.	123,600	1,587,443	0.1%
#	Kitz Corp.	543,500	4,656,911	0.1%
#*	Kobe Electric Railway Co., Ltd.	8,099	271,855	0.0%
#	Kobelco Eco-Solutions Co., Ltd.	20,599	348,325	0.0%
	Koike Sanso Kogyo Co., Ltd.	14,500	382,708	0.0%
#	Kokusai Co., Ltd.	47,500	509,714	0.0%
	Kokuyo Co., Ltd.	494,925	8,874,939	0.2%
	KOMAIHALTEC, Inc.	25,700	594,430	0.0%
	Komatsu Wall Industry Co., Ltd.	42,800	817,947	0.0%
	Komori Corp.	348,700	4,910,789	0.1%
	Kondotec, Inc.	124,000	1,316,678	0.0%
	Konoike Transport Co., Ltd.	166,700	2,565,092	0.1%
#*	Kosaido Co., Ltd.	231,200	1,051,149	0.0%
#	KRS Corp.	39,500	1,124,356	0.0%
	Kumagai Gumi Co., Ltd.	217,500	6,914,022	0.2%
	Kuroda Electric Co., Ltd.	208,600	3,723,942	0.1%
	Kyodo Printing Co., Ltd.	50,600	1,685,894	0.1%
	Kyokuto Boeki Kaisha, Ltd.	152,000	521,052	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	190,500	3,411,443	0.1%
	Kyoritsu Printing Co., Ltd.	142,000	445,279	0.0%
	Kyowa Exeo Corp.	406,900	8,863,610	0.2%
	Kyudenko Corp.	3,000	132,458	0.0%
#	Like Co., Ltd.	58,600	1,099,950	0.0%
#	Link And Motivation, Inc.	223,900	1,541,227	0.0%
	Lonseal Corp.	13,900	324,939	0.0%
	Luckland Co., Ltd.	19,100	359,953	0.0%
	Maeda Corp.	640,000	8,023,943	0.2%
	Maeda Kosen Co., Ltd.	125,100	2,171,733	0.1%
	Maeda Road Construction Co., Ltd.	387,000	8,333,969	0.2%
	Maezawa Industries, Inc.	35,700	132,705	0.0%
#	Maezawa Kasei Industries Co., Ltd.	60,500	670,358	0.0%
	Maezawa Kyuso Industries Co., Ltd.	53,200	873,025	0.0%
	Makino Milling Machine Co., Ltd.	622,000	5,868,763	0.2%
#	Marubeni Construction Material Lease Co., Ltd.	75,000	170,168	0.0%
	Marufuji Sheet Piling Co., Ltd.	8,100	248,505	0.0%
	Maruka Machinery Co., Ltd.	34,500	668,240	0.0%
#	Maruwa Unyu Kikan Co., Ltd.	74,400	1,491,836	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Maruyama Manufacturing Co., Inc.	23,000	$397,182	0.0%
	Maruzen Co., Ltd.	62,000	1,184,512	0.0%
	Maruzen Showa Unyu Co., Ltd.	332,000	1,573,408	0.1%
	Matsuda Sangyo Co., Ltd.	92,582	1,327,995	0.0%
	Matsui Construction Co., Ltd.	135,300	1,209,622	0.0%
	Max Co., Ltd.	193,000	2,729,424	0.1%
	Meidensha Corp.	1,262,050	4,993,525	0.1%
	Meiji Electric Industries Co., Ltd.	29,900	467,610	0.0%
	Meiji Shipping Co., Ltd.	111,000	447,510	0.0%
	Meisei Industrial Co., Ltd.	251,000	1,756,893	0.1%
	Meitec Corp.	162,200	7,923,048	0.2%
	Meiwa Corp.	158,000	725,785	0.0%
	Mesco, Inc.	22,000	254,699	0.0%
	METAWATER Co., Ltd.	79,600	2,113,116	0.1%
#	Mie Kotsu Group Holdings, Inc.	305,800	1,321,518	0.0%
	Mirait Holdings Corp.	355,385	4,644,036	0.1%
	Mitani Corp.	72,900	2,891,079	0.1%
	Mitani Sangyo Co., Ltd.	12,000	45,600	0.0%
	Mitsubishi Kakoki Kaisha, Ltd.	37,900	821,369	0.0%
	Mitsubishi Logisnext Co., Ltd.	212,200	1,559,368	0.1%
	Mitsubishi Pencil Co., Ltd.	223,800	5,307,450	0.1%
	Mitsuboshi Belting, Ltd.	319,000	3,982,946	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	510,900	6,684,349	0.2%
	Mitsui Matsushima Co., Ltd.	72,100	908,729	0.0%
*	Mitsui-Soko Holdings Co., Ltd.	687,000	2,137,788	0.1%
	Mitsumura Printing Co., Ltd.	9,300	205,799	0.0%
	Miyaji Engineering Group, Inc.	35,418	971,601	0.0%
	Morita Holdings Corp.	201,300	3,464,061	0.1%
	Musashi Co., Ltd.	3,000	48,836	0.0%
	NAC Co., Ltd.	65,700	559,937	0.0%
	Nachi-Fujikoshi Corp.	1,262,000	7,779,006	0.2%
#	Nadex Co., Ltd.	16,000	141,909	0.0%
	Nagase & Co., Ltd.	535,500	9,095,948	0.2%
	Naigai Trans Line, Ltd.	29,000	432,928	0.0%
	Nakabayashi Co., Ltd.	117,000	754,386	0.0%
	Nakamoto Packs Co., Ltd.	10,600	357,009	0.0%
	Nakano Corp.	78,600	446,076	0.0%
	Nakano Refrigerators Co., Ltd.	800	28,500	0.0%
#	Namura Shipbuilding Co., Ltd.	336,028	2,085,270	0.1%
	Narasaki Sangyo Co., Ltd.	109,000	369,363	0.0%
	NDS Co., Ltd.	27,500	928,753	0.0%
	NEC Capital Solutions, Ltd.	58,800	1,161,974	0.0%
	Nichias Corp.	587,000	7,643,299	0.2%
	Nichiban Co., Ltd.	70,500	1,575,911	0.1%
	Nichiden Corp.	72,600	1,557,410	0.1%
	Nichiha Corp.	178,680	7,186,416	0.2%
	Nichireki Co., Ltd.	155,600	1,967,056	0.1%
	Nihon Dengi Co., Ltd.	24,900	666,872	0.0%
	Nihon Flush Co., Ltd.	48,600	904,696	0.0%
#	Nihon Trim Co., Ltd.	31,500	1,230,355	0.0%
	Nikkato Corp.	700	3,805	0.0%
	Nikko Co., Ltd.	36,700	745,397	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nikkon Holdings Co., Ltd.	356,800	$9,138,051	0.2%
	Nippi, Inc.	6,600	249,847	0.0%
	Nippo Corp.	198,000	4,134,358	0.1%
	Nippon Air Conditioning Services Co., Ltd.	139,400	928,550	0.0%
	Nippon Aqua Co., Ltd.	92,800	420,159	0.0%
#	Nippon Carbon Co., Ltd.	66,500	2,912,144	0.1%
	Nippon Concept Corp.	25,600	286,493	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	221,900	4,815,964	0.1%
	Nippon Dry-Chemical Co., Ltd.	300	6,477	0.0%
#	Nippon Filcon Co., Ltd.	70,900	518,118	0.0%
	Nippon Hume Corp.	129,400	895,070	0.0%
	Nippon Kanzai Co., Ltd.	106,900	1,926,164	0.1%
	Nippon Koei Co., Ltd.	87,900	3,228,533	0.1%
	Nippon Parking Development Co., Ltd.	1,259,200	1,846,741	0.1%
	Nippon Rietec Co., Ltd.	8,300	91,081	0.0%
	Nippon Road Co., Ltd. (The)	45,000	2,592,788	0.1%
#	Nippon Seisen Co., Ltd.	20,000	967,495	0.0%
#*	Nippon Sharyo, Ltd.	452,000	1,277,284	0.0%
#*	Nippon Sheet Glass Co., Ltd.	632,100	5,067,923	0.1%
	Nippon Steel & Sumikin Bussan Corp.	90,760	5,010,976	0.1%
	Nippon Thompson Co., Ltd.	383,000	2,231,088	0.1%
#	Nippon Tungsten Co., Ltd.	6,199	149,658	0.0%
	Nishi-Nippon Railroad Co., Ltd.	406,600	10,869,438	0.3%
	Nishimatsu Construction Co., Ltd.	358,800	10,832,245	0.3%
	Nishio Rent All Co., Ltd.	104,000	3,631,500	0.1%
#	Nissei ASB Machine Co., Ltd.	52,300	2,324,086	0.1%
	Nissei Corp.	37,900	376,106	0.0%
	Nissei Plastic Industrial Co., Ltd.	175,800	2,344,643	0.1%
#	Nisshinbo Holdings, Inc.	911,080	10,939,879	0.3%
	Nissin Corp.	93,600	2,886,281	0.1%
	Nissin Electric Co., Ltd.	388,100	4,750,651	0.1%
	Nitta Corp.	117,500	4,846,557	0.1%
	Nitto Boseki Co., Ltd.	186,800	6,278,128	0.2%
	Nitto Kogyo Corp.	175,800	3,013,199	0.1%
	Nitto Kohki Co., Ltd.	68,500	1,697,260	0.1%
	Nitto Seiko Co., Ltd.	166,200	963,141	0.0%
	Nittoc Construction Co., Ltd.	173,600	945,308	0.0%
	Nittoku Engineering Co., Ltd.	81,900	3,150,122	0.1%
	nms Holdings Co.	6,300	73,405	0.0%
	Noda Corp.	145,800	1,701,167	0.1%
	Nomura Co., Ltd.	247,700	5,169,299	0.1%
	Noritake Co., Ltd.	71,200	3,431,610	0.1%
	Noritz Corp.	172,400	3,167,647	0.1%
	NS Tool Co., Ltd.	39,600	774,587	0.0%
	NS United Kaiun Kaisha, Ltd.	65,600	1,518,199	0.0%
	NTN Corp.	422,600	2,052,691	0.1%
	Obara Group, Inc.	75,300	4,355,875	0.1%
	Odelic Co., Ltd.	24,000	1,065,934	0.0%
#	Ohba Co., Ltd.	64,900	298,550	0.0%
	Ohmoto Gumi Co., Ltd.	2,200	91,914	0.0%
	Oiles Corp.	143,150	2,817,922	0.1%
	Okabe Co., Ltd.	242,100	2,321,553	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Okada Aiyon Corp.	27,400	$475,644	0.0%
#	Okamoto Machine Tool Works, Ltd.	25,399	682,146	0.0%
	Okamura Corp.	409,100	4,589,438	0.1%
	OKI Electric Cable Co., Ltd.	7,800	244,204	0.0%
#	OKK Corp.	45,900	509,991	0.0%
	OKUMA Corp.	169,800	10,437,221	0.3%
	Okumura Corp.	199,880	7,651,389	0.2%
	Onoken Co., Ltd.	103,800	1,765,417	0.1%
	Organo Corp.	46,800	1,238,354	0.0%
	Origin Electric Co., Ltd.	34,600	623,448	0.0%
#	OSG Corp.	412,700	8,932,806	0.2%
	OSJB Holdings Corp.	840,700	2,606,208	0.1%
	Outsourcing, Inc.	485,800	6,697,265	0.2%
	Oval Corp.	20,500	62,673	0.0%
	Oyo Corp.	135,800	2,073,037	0.1%
#	Paraca, Inc.	24,700	521,029	0.0%
	Parker Corp.	17,000	107,879	0.0%
#	Pasco Corp.	137,000	416,041	0.0%
#	Pasona Group, Inc.	112,200	1,579,815	0.1%
	Pegasus Sewing Machine Manufacturing Co., Ltd.	126,500	846,641	0.0%
	Penta-Ocean Construction Co., Ltd.	1,890,000	12,503,434	0.3%
	Pilot Corp.	221,300	11,188,873	0.3%
#	Prestige International, Inc.	300,400	3,240,534	0.1%
	Pronexus, Inc.	125,000	1,516,971	0.0%
#	PS Mitsubishi Construction Co., Ltd.	187,500	1,199,057	0.0%
	Punch Industry Co., Ltd.	51,800	940,854	0.0%
	Quick Co., Ltd.	65,100	1,126,844	0.0%
	Raito Kogyo Co., Ltd.	328,900	3,360,476	0.1%
	Rasa Corp.	27,000	276,583	0.0%
#	Relia, Inc.	285,100	3,353,962	0.1%
	Rheon Automatic Machinery Co., Ltd.	110,500	1,670,091	0.1%
	Rix Corp.	3,200	52,469	0.0%
	Ryobi, Ltd.	173,440	4,466,724	0.1%
	Sakai Heavy Industries, Ltd.	23,700	770,987	0.0%
	Sakai Moving Service Co., Ltd.	67,000	3,893,195	0.1%
#*	Sanix, Inc.	173,800	447,003	0.0%
	Sanki Engineering Co., Ltd.	282,700	3,253,525	0.1%
	Sanko Gosei, Ltd.	39,300	195,703	0.0%
#	Sanko Metal Industrial Co., Ltd.	13,600	491,875	0.0%
	Sankyo Tateyama, Inc.	166,200	2,428,013	0.1%
	Sankyu, Inc.	250,200	10,344,070	0.3%
#	Sanoyas Holdings Corp.	141,400	398,008	0.0%
	Sansei Technologies, Inc.	46,000	390,531	0.0%
#	Sansha Electric Manufacturing Co., Ltd.	14,500	160,009	0.0%
	Sanwa Holdings Corp.	259,700	3,256,713	0.1%
	Sanyo Denki Co., Ltd.	57,800	3,838,701	0.1%
#	Sanyo Engineering & Construction, Inc.	72,700	572,805	0.0%
	Sanyo Industries, Ltd.	9,900	193,144	0.0%
	Sanyo Trading Co., Ltd.	72,900	1,888,798	0.1%
	Sata Construction Co., Ltd.	85,399	358,563	0.0%
	Sato Holdings Corp.	158,700	3,861,455	0.1%
	Sato Shoji Corp.	73,700	802,531	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Sawafuji Electric Co., Ltd.	7,000	$173,279	0.0%
	SBS Holdings, Inc.	117,700	929,964	0.0%
	SEC Carbon, Ltd.	5,400	266,423	0.0%
#	Secom Joshinetsu Co., Ltd.	32,000	1,072,825	0.0%
	Seibu Electric Industry Co., Ltd.	20,500	458,346	0.0%
	Seika Corp.	62,600	1,659,987	0.1%
	Seikitokyu Kogyo Co., Ltd.	203,400	1,153,533	0.0%
	Sekisui Jushi Corp.	180,900	4,040,319	0.1%
	Senko Group Holdings Co., Ltd.	648,200	4,701,144	0.1%
	Senshu Electric Co., Ltd.	36,600	809,878	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	55,300	1,026,631	0.0%
	Shibuya Corp.	108,000	4,145,900	0.1%
#	Shima Seiki Manufacturing, Ltd.	153,300	8,620,151	0.2%
	Shin Nippon Air Technologies Co., Ltd.	86,280	1,239,358	0.0%
#	Shin-Keisei Electric Railway Co., Ltd.	36,199	686,175	0.0%
	Shinmaywa Industries, Ltd.	522,700	5,142,749	0.1%
	Shinnihon Corp.	165,900	1,474,608	0.0%
	Shinsho Corp.	35,500	1,022,148	0.0%
	Shinwa Co. Ltd.	48,900	1,111,105	0.0%
*	Shoko Co., Ltd.	330,000	340,336	0.0%
	Showa Aircraft Industry Co., Ltd.	23,037	285,137	0.0%
#	SIGMAXYZ, Inc.	56,700	413,406	0.0%
	Sinfonia Technology Co., Ltd.	806,000	3,280,159	0.1%
	Sinko Industries, Ltd.	119,600	1,947,261	0.1%
	Sintokogio, Ltd.	286,800	3,337,774	0.1%
	Soda Nikka Co., Ltd.	105,000	543,244	0.0%
#	Sodick Co., Ltd.	292,200	4,043,533	0.1%
	Space Co., Ltd.	74,420	1,144,632	0.0%
	Srg Takamiya Co., Ltd.	125,100	760,706	0.0%
	Star Micronics Co., Ltd.	214,600	3,783,363	0.1%
#	Subaru Enterprise Co., Ltd.	7,100	491,097	0.0%
	Sugimoto & Co., Ltd.	47,200	730,079	0.0%
#	Sumiseki Holdings, Inc.	212,200	309,716	0.0%
	Sumitomo Densetsu Co., Ltd.	111,300	2,256,665	0.1%
	Sumitomo Mitsui Construction Co., Ltd.	1,095,540	6,749,159	0.2%
	Sumitomo Precision Products Co., Ltd.	189,000	611,546	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	778,000	5,340,215	0.1%
*	SWCC Showa Holdings Co., Ltd.	156,200	1,459,861	0.0%
	Tacmina Corp.	1,700	29,197	0.0%
#	Tadano, Ltd.	658,100	10,029,797	0.3%
	Taihei Dengyo Kaisha, Ltd.	107,000	2,732,081	0.1%
	Taiheiyo Kouhatsu, Inc.	44,200	392,871	0.0%
	Taikisha, Ltd.	147,000	4,281,222	0.1%
*	Takagi Seiko Corp.	2,000	81,517	0.0%
	Takamatsu Construction Group Co., Ltd.	82,400	2,245,535	0.1%
	Takamatsu Machinery Co., Ltd.	4,000	38,312	0.0%
#	Takano Co., Ltd.	53,500	580,626	0.0%
	Takaoka Toko Co., Ltd.	69,320	1,133,216	0.0%
#	Takara Printing Co., Ltd.	52,755	822,556	0.0%
	Takara Standard Co., Ltd.	242,800	4,151,248	0.1%
	Takasago Thermal Engineering Co., Ltd.	326,000	5,739,992	0.2%
	Takashima & Co., Ltd.	23,600	471,288	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Takeei Corp.	138,100	$1,393,091	0.0%
#	Takeuchi Manufacturing Co., Ltd.	245,900	5,208,992	0.1%
	Takigami Steel Construction Co., Ltd. (The)	5,300	264,819	0.0%
	Takisawa Machine Tool Co., Ltd.	36,800	671,342	0.0%
	Takuma Co., Ltd.	438,000	5,388,248	0.1%
	TANABE ENGINEERING Corp.	1,600	14,916	0.0%
	Tanseisha Co., Ltd.	219,949	2,615,883	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	266,500	1,954,727	0.1%
	TECHNO ASSOCIE Co., Ltd.	56,800	693,526	0.0%
	Techno Ryowa, Ltd.	69,390	495,514	0.0%
	Techno Smart Corp.	32,200	502,685	0.0%
	TechnoPro Holdings, Inc.	217,600	9,976,612	0.3%
	Teikoku Electric Manufacturing Co., Ltd.	116,400	1,233,555	0.0%
	Teikoku Sen-I Co., Ltd.	119,800	2,542,344	0.1%
	Tekken Corp.	74,900	2,511,820	0.1%
	Tenox Corp.	5,800	66,569	0.0%
	Teraoka Seisakusho Co., Ltd.	53,600	379,858	0.0%
	Terasaki Electric Co., Ltd.	15,700	187,805	0.0%
#*	Toa Corp.	92,900	2,018,961	0.1%
	TOA ROAD Corp.	26,600	1,094,086	0.0%
	Tobishima Corp.	1,220,300	1,821,213	0.1%
	Tocalo Co., Ltd.	91,900	3,708,342	0.1%
	Toda Corp.	1,071,000	8,725,646	0.2%
	Toenec Corp.	53,200	1,553,219	0.0%
#	Togami Electric Manufacturing Co., Ltd.	12,800	262,023	0.0%
	TOKAI Holdings Corp.	536,200	4,287,197	0.1%
	Tokai Lease Co., Ltd.	17,000	319,048	0.0%
	Tokyo Energy & Systems, Inc.	142,600	1,659,455	0.1%
#	Tokyo Keiki, Inc.	84,199	1,133,514	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	1,700	9,643	0.0%
	Tokyo Sangyo Co., Ltd.	86,800	408,790	0.0%
	Tokyu Construction Co., Ltd.	539,500	4,751,220	0.1%
	Toli Corp.	297,000	1,079,699	0.0%
	Tomoe Corp.	160,700	668,030	0.0%
#	Tomoe Engineering Co., Ltd.	46,000	878,591	0.0%
	Tonami Holdings Co., Ltd.	36,700	1,828,572	0.1%
	Toppan Forms Co., Ltd.	298,500	3,088,821	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	124,300	1,290,214	0.0%
	Toshiba Machine Co., Ltd.	740,000	4,594,745	0.1%
	Toshiba Plant Systems & Services Corp.	289,650	4,996,282	0.1%
#	Tosho Printing Co., Ltd.	143,999	1,386,454	0.0%
	Totech Corp.	33,100	602,714	0.0%
	Totetsu Kogyo Co., Ltd.	158,200	5,297,627	0.1%
	Totoku Electric Co., Ltd.	7,100	153,995	0.0%
	Toyo Construction Co., Ltd.	492,500	2,493,163	0.1%
#	Toyo Denki Seizo K.K.	46,700	829,297	0.0%
#	Toyo Engineering Corp.	200,679	2,398,899	0.1%
	Toyo Machinery & Metal Co., Ltd.	100,900	776,137	0.0%
	Toyo Tanso Co., Ltd.	73,800	2,083,430	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	35,400	598,212	0.0%
	Trancom Co., Ltd.	46,200	2,807,162	0.1%
	Trinity Industrial Corp.	25,000	203,231	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Trusco Nakayama Corp.	335,300	$8,578,697	0.2%
	Trust Tech, Inc.	52,500	1,529,029	0.0%
#	Tsubaki Nakashima Co., Ltd.	145,800	3,361,989	0.1%
	Tsubakimoto Chain Co.	778,700	6,710,719	0.2%
	Tsubakimoto Kogyo Co., Ltd.	23,400	605,289	0.0%
#*	Tsudakoma Corp.	320,000	575,148	0.0%
#	Tsugami Corp.	375,000	3,611,662	0.1%
	Tsukishima Kikai Co., Ltd.	174,400	2,094,810	0.1%
	Tsurumi Manufacturing Co., Ltd.	109,800	1,860,950	0.1%
	TTK Co., Ltd.	62,000	302,520	0.0%
	Uchida Yoko Co., Ltd.	59,400	1,884,351	0.1%
#	Ueki Corp.	34,800	834,339	0.0%
	Union Tool Co.	56,400	1,823,339	0.1%
	Ushio, Inc.	657,700	9,129,387	0.2%
#*	UT Group Co., Ltd.	161,000	3,300,529	0.1%
	Utoc Corp.	98,700	464,508	0.0%
	Wakachiku Construction Co., Ltd.	105,200	1,756,184	0.1%
	Wakita & Co., Ltd.	255,200	3,139,377	0.1%
	WDB Holdings Co., Ltd.	53,300	1,298,374	0.0%
	Weathernews, Inc.	39,600	1,279,985	0.0%
#	Will Group, Inc.	69,900	814,252	0.0%
	World Holdings Co., Ltd.	44,600	1,435,120	0.0%
	Yahagi Construction Co., Ltd.	166,900	1,511,498	0.0%
	YAMABIKO Corp.	230,328	3,134,216	0.1%
	YAMADA Consulting Group Co., Ltd.	50,600	977,561	0.0%
#	Yamashin-Filter Corp.	36,200	1,318,551	0.0%
	Yamashina Corp.	327,700	208,097	0.0%
	Yamato Corp.	95,400	707,374	0.0%
#	Yamaura Corp.	45,800	388,258	0.0%
	Yamazen Corp.	345,700	3,952,433	0.1%
	Yasuda Logistics Corp.	99,500	830,847	0.0%
	Yokogawa Bridge Holdings Corp.	214,100	4,565,742	0.1%
	Yondenko Corp.	27,360	761,866	0.0%
	Yuasa Trading Co., Ltd.	108,500	4,000,199	0.1%
	Yuken Kogyo Co., Ltd.	20,100	475,212	0.0%
#	Yumeshin Holdings Co., Ltd.	272,500	1,922,777	0.1%
	Yurtec Corp.	255,000	2,228,259	0.1%
	Yusen Logistics Co., Ltd.	112,100	1,307,023	0.0%
	Yushin Precision Equipment Co., Ltd.	900	25,466	0.0%
	Zaoh Co., Ltd.	4,800	70,925	0.0%
#	Zenitaka Corp. (The)	14,700	739,299	0.0%
	Zuiko Corp.	22,800	767,087	0.0%
Total Industrials			1,144,147,685	28.7%

Information Technology — (13.4%)
#	A&D Co., Ltd.	113,900	539,705	0.0%
#*	Access Co., Ltd.	236,400	2,039,469	0.1%
	Ad-sol Nissin Corp.	34,100	374,875	0.0%
#	Adtec Plasma Technology Co., Ltd.	33,400	513,172	0.0%
#	Aeria, Inc.	57,400	966,024	0.0%
	AGS Corp.	2,400	21,451	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Ai Holdings Corp.	234,800	$5,764,739	0.2%
	Aichi Tokei Denki Co., Ltd.	18,700	671,678	0.0%
	Aiphone Co., Ltd.	71,900	1,199,621	0.0%
#*	Akatsuki, Inc.	20,700	1,778,406	0.1%
	Alpha Systems, Inc.	39,260	862,472	0.0%
	Amano Corp.	391,500	9,633,436	0.3%
#	Anritsu Corp.	873,500	8,224,957	0.2%
	AOI Electronic Co., Ltd.	29,400	1,377,164	0.0%
#*	Apic Yamada Corp.	32,900	159,593	0.0%
	Argo Graphics, Inc.	53,200	1,738,076	0.1%
	Arisawa Manufacturing Co., Ltd.	200,900	1,826,577	0.1%
#	ArtSpark Holdings, Inc.	41,500	616,755	0.0%
#	Asahi Net, Inc.	102,300	495,184	0.0%
	Ateam, Inc.	71,500	1,892,582	0.1%
*	Atrae, Inc.	2,700	160,868	0.0%
#	Aval Data Corp.	18,100	318,540	0.0%
#	Axell Corp.	44,900	314,508	0.0%
#*	Bengo4.com, Inc.	38,900	495,766	0.0%
#	Broadband Tower, Inc.	263,100	509,585	0.0%
	Broadleaf Co., Ltd.	283,700	2,329,224	0.1%
	CAC Holdings Corp.	81,800	818,217	0.0%
	Canon Electronics, Inc.	125,200	2,817,337	0.1%
#	Capcom Co., Ltd.	265,000	6,742,244	0.2%
	CCS, Inc.	1,500	50,341	0.0%
	CDS Co., Ltd.	3,900	46,518	0.0%
	Chino Corp.	37,100	436,218	0.0%
	Citizen Watch Co., Ltd.	1,479,400	10,876,479	0.3%
	CMK Corp.	349,300	3,626,732	0.1%
#	COLOPL, Inc.	318,000	3,530,903	0.1%
	Computer Engineering & Consulting, Ltd.	85,500	2,046,132	0.1%
	Computer Institute of Japan, Ltd.	83,500	539,546	0.0%
	Comture Corp.	63,000	1,272,462	0.0%
	CONEXIO Corp.	102,600	1,894,455	0.1%
#	COOKPAD, Inc.	392,300	2,632,400	0.1%
#	Core Corp.	37,600	553,184	0.0%
	Cresco, Ltd.	33,200	1,385,639	0.0%
#	CROOZ, Inc.	52,000	1,174,190	0.0%
#	Cube System, Inc.	48,400	360,145	0.0%
#	Cybernet Systems Co., Ltd.	48,200	324,634	0.0%
#*	Cyberstep, Inc.	22,100	536,287	0.0%
	Cybozu, Inc.	109,700	503,987	0.0%
	Dai-ichi Seiko Co., Ltd.	55,600	1,412,991	0.0%
	Daiko Denshi Tsushin, Ltd.	8,000	111,494	0.0%
	Daishinku Corp.	44,399	768,242	0.0%
	Daitron Co., Ltd.	54,200	1,010,472	0.0%
	Daiwabo Holdings Co., Ltd.	118,600	4,713,176	0.1%
#*	DDS, Inc.	89,500	597,474	0.0%
	Denki Kogyo Co., Ltd.	71,200	1,831,484	0.1%
	Densan System Co., Ltd.	27,900	536,413	0.0%
#	Designone Japan, Inc.	35,600	436,626	0.0%
	Dexerials Corp.	323,600	3,646,336	0.1%
	Digital Arts, Inc.	66,000	2,700,337	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Digital Information Technologies Corp.	19,500	$357,009	0.0%
	Dip Corp.	196,200	4,791,030	0.1%
	DKK-Toa Corp.	42,300	330,127	0.0%
*	Drecom Co., Ltd.	67,100	836,915	0.0%
	DTS Corp.	128,500	3,856,186	0.1%
#	E-Guardian, Inc.	58,300	1,208,790	0.0%
	Eizo Corp.	108,300	4,489,664	0.1%
#	Elecom Co., Ltd.	104,700	2,098,045	0.1%
	Elematec Corp.	52,271	1,196,842	0.0%
#*	Enigmo, Inc.	73,800	760,260	0.0%
	Enomoto Co., Ltd.	2,400	40,568	0.0%
	Enplas Corp.	63,100	2,673,377	0.1%
	ESPEC Corp.	128,600	2,927,700	0.1%
	Excel Co., Ltd.	44,000	981,756	0.0%
	F@N Communications, Inc.	303,400	3,139,200	0.1%
#	Faith, Inc.	34,910	397,434	0.0%
#*	FDK Corp.	552,000	1,312,000	0.0%
	Fenwal Controls of Japan, Ltd.	9,200	137,085	0.0%
	Ferrotec Holdings Corp.	234,700	4,824,704	0.1%
#*	FFRI, Inc.	24,500	924,768	0.0%
#*	FIRSTLOGIC, Inc.	12,700	295,135	0.0%
#	Fixstars Corp.	24,000	871,590	0.0%
#*	Flight Holdings, Inc.	57,600	460,449	0.0%
	Forval Corp.	17,400	115,328	0.0%
#	FTGroup Co., Ltd.	74,000	608,040	0.0%
	Fuji Soft, Inc.	137,200	4,172,478	0.1%
	Fujitsu Frontech, Ltd.	75,300	1,319,003	0.0%
#	Fukui Computer Holdings, Inc.	46,600	1,169,696	0.0%
#*	Full Speed, Inc.	45,200	397,314	0.0%
	Furuno Electric Co., Ltd.	148,700	1,022,807	0.0%
	Furuya Metal Co., Ltd.	14,800	539,882	0.0%
	Future Corp.	159,900	1,615,199	0.1%
#	G Three Holdings Corp.	214,900	299,587	0.0%
	GL Sciences, Inc.	20,500	366,776	0.0%
#	GMO Cloud K.K.	26,700	707,622	0.0%
#	GMO internet, Inc.	440,600	6,806,964	0.2%
#	GMO Payment Gateway, Inc.	80,800	5,911,870	0.2%
	Gree, Inc.	672,200	4,563,262	0.1%
*	Gunosy, Inc.	75,700	2,000,694	0.1%
	Gurunavi, Inc.	177,600	2,290,376	0.1%
	Hagiwara Electric Co., Ltd.	35,000	1,065,192	0.0%
	Hakuto Co., Ltd.	97,100	1,498,325	0.0%
#	Hearts United Group Co., Ltd.	89,200	1,323,230	0.0%
	Hibino Corp.	25,200	446,976	0.0%
	Hioki EE Corp.	62,200	1,356,248	0.0%
#	Hitachi Kokusai Electric, Inc.	332,500	9,210,643	0.2%
#	Hochiki Corp.	129,700	2,683,235	0.1%
#	Hokuriku Electric Industry Co., Ltd.	48,200	663,463	0.0%
	Honda Tsushin Kogyo Co., Ltd.	49,600	1,004,015	0.0%
	Horiba, Ltd.	61,650	3,673,372	0.1%
	Hosiden Corp.	362,000	6,249,911	0.2%
	I-Net Corp.	67,290	1,051,796	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	I-O Data Device, Inc.	45,000	$451,583	0.0%
#	Ibiden Co., Ltd.	338,578	5,669,314	0.2%
	Icom, Inc.	69,000	1,604,433	0.1%
#*	IGNIS, Ltd.	15,400	519,476	0.0%
#	Ikegami Tsushinki Co., Ltd.	385,000	578,480	0.0%
	Ines Corp.	170,000	1,591,886	0.1%
	Infocom Corp.	80,400	2,062,946	0.1%
#	Infomart Corp.	559,200	4,227,105	0.1%
	Information Development Co.	42,700	468,101	0.0%
	Information Services International-Dentsu, Ltd.	78,100	1,737,872	0.1%
#	Innotech Corp.	111,100	958,430	0.0%
#	Intelligent Wave, Inc.	61,700	393,924	0.0%
#	Inter Action Corp.	61,000	437,071	0.0%
	Internet Initiative Japan, Inc.	183,800	3,852,631	0.1%
#	Iriso Electronics Co., Ltd.	115,600	6,520,096	0.2%
*	Ishii Hyoki Co., Ltd.	4,400	54,788	0.0%
#	Istyle, Inc.	287,100	1,974,736	0.1%
#*	ITbook Co., Ltd.	90,900	439,608	0.0%
	Itfor, Inc.	160,800	956,771	0.0%
#	ITmedia, Inc.	6,200	37,587	0.0%
#*	Itokuro, Inc.	22,800	1,060,670	0.0%
	Iwatsu Electric Co., Ltd.	63,700	472,730	0.0%
	Japan Aviation Electronics Industry, Ltd.	298,000	5,451,208	0.1%
#	Japan Cash Machine Co., Ltd.	99,000	1,072,024	0.0%
#*	Japan Display, Inc.	2,327,100	5,019,981	0.1%
#	Japan Material Co., Ltd.	130,500	3,788,819	0.1%
	Jastec Co., Ltd.	78,500	928,861	0.0%
#	JBCC Holdings, Inc.	94,500	874,910	0.0%
#*	JIG-SAW, Inc.	21,500	1,142,067	0.0%
	Justsystems Corp.	206,000	4,425,638	0.1%
	Kaga Electronics Co., Ltd.	113,900	3,412,687	0.1%
	Kanematsu Electronics, Ltd.	75,800	2,365,474	0.1%
*	KAYAC, Inc.	21,200	257,385	0.0%
	KEL Corp.	3,500	42,979	0.0%
#*	KLab, Inc.	217,000	3,814,322	0.1%
	Koa Corp.	195,900	4,087,529	0.1%
	Kozo Keikaku Engineering, Inc.	10,400	225,011	0.0%
#	Kyoden Co., Ltd.	97,900	402,541	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	252,000	1,441,247	0.0%
	Kyowa Electronics Instruments Co., Ltd.	135,100	540,040	0.0%
#	LAC Co., Ltd.	101,400	1,255,324	0.0%
	Lasertec Corp.	255,200	5,614,841	0.2%
	LECIP HOLDINGS Corp.	3,800	31,659	0.0%
*	Livesense, Inc.	17,200	83,749	0.0%
#	m-up, Inc.	31,600	378,204	0.0%
	Macnica Fuji Electronics Holdings, Inc.	213,450	4,471,790	0.1%
	Mamezou Holdings Co., Ltd.	107,600	1,237,849	0.0%
	MarkLines Co., Ltd.	47,600	463,758	0.0%
	Marubun Corp.	101,500	882,691	0.0%
	Maruwa Co., Ltd.	60,000	3,472,070	0.1%
#	Marvelous, Inc.	196,300	1,857,089	0.1%
	Maxell Holdings, Ltd.	214,700	4,879,272	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	MCJ Co., Ltd.	220,700	$2,322,436	0.1%
#	Media Do Holdings Co., Ltd.	41,400	980,253	0.0%
#	Megachips Corp.	109,600	3,611,313	0.1%
#	Meiko Electronics Co., Ltd.	131,100	2,409,727	0.1%
	Melco Holdings, Inc.	71,700	2,250,718	0.1%
#	Micronics Japan Co., Ltd.	206,600	2,056,487	0.1%
#	Mimaki Engineering Co., Ltd.	108,700	903,214	0.0%
	Mimasu Semiconductor Industry Co., Ltd.	113,181	2,023,400	0.1%
	Miraial Co., Ltd.	43,300	598,210	0.0%
	Miroku Jyoho Service Co., Ltd.	115,700	2,702,023	0.1%
#	Mitsubishi Research Institute, Inc.	41,400	1,226,753	0.0%
#	Mitsui High-Tec, Inc.	157,900	3,333,541	0.1%
	Mobile Create Co., Ltd.	59,800	201,652	0.0%
#	Mobile Factory, Inc.	33,200	400,627	0.0%
#*	Morpho, Inc.	28,100	1,176,357	0.0%
#	MTI, Ltd.	199,300	1,198,650	0.0%
	Mutoh Holdings Co., Ltd.	14,600	333,621	0.0%
#*	Mynet, Inc.	23,600	366,224	0.0%
	Nagano Keiki Co., Ltd.	58,400	661,817	0.0%
	Naigai Tec Corp.	500	16,930	0.0%
	Nakayo, Inc.	78,000	1,340,473	0.0%
	NEC Networks & System Integration Corp.	139,500	3,476,389	0.1%
	NET One Systems Co., Ltd.	525,900	6,523,781	0.2%
#*	New Japan Radio Co., Ltd.	96,000	855,403	0.0%
#	Nexyz Group Corp.	48,000	975,325	0.0%
	Nichicon Corp.	311,900	3,935,281	0.1%
	Nihon Dempa Kogyo Co., Ltd.	106,600	832,422	0.0%
	Nihon Denkei Co., Ltd.	9,900	168,034	0.0%
	Nihon Unisys, Ltd.	449,675	7,448,545	0.2%
	Nippon Ceramic Co., Ltd.	62,200	1,774,321	0.1%
	Nippon Chemi-Con Corp.	103,700	3,603,415	0.1%
	Nippon Information Development Co., Ltd.	2,300	70,723	0.0%
#	Nippon Kodoshi Corp.	54,900	1,119,173	0.0%
	Nippon Signal Co., Ltd.	345,000	3,807,721	0.1%
	Nippon Systemware Co., Ltd.	45,500	899,476	0.0%
	Nissha Co., Ltd.	220,800	7,102,451	0.2%
	Nohmi Bosai, Ltd.	136,100	2,296,485	0.1%
#	Noritsu Koki Co., Ltd.	123,900	1,918,160	0.1%
	NS Solutions Corp.	171,100	4,159,333	0.1%
	NSD Co., Ltd.	222,680	4,457,614	0.1%
	Nuflare Technology, Inc.	29,300	1,517,352	0.1%
#	Ohara, Inc.	51,800	1,015,176	0.0%
*	Ohizumi Mfg. Co., Ltd.	19,400	226,647	0.0%
#	Okaya Electric Industries Co., Ltd.	73,000	334,526	0.0%
#	Oki Electric Industry Co., Ltd.	522,400	7,297,733	0.2%
	ONO Sokki Co., Ltd.	58,400	385,703	0.0%
	Optex Group Co., Ltd.	94,700	3,922,050	0.1%
#*	Optim Corp.	26,100	611,374	0.0%
	Osaki Electric Co., Ltd.	254,000	1,862,473	0.1%
	Paltek Corp.	35,800	283,314	0.0%
	PCA Corp.	2,500	38,899	0.0%
#	PCI Holdings, Inc.	19,500	582,343	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Poletowin Pitcrew Holdings, Inc.	88,800	$1,422,505	0.0%
	Pro-Ship, Inc.	8,700	191,823	0.0%
#	Rakus Co., Ltd.	36,300	741,688	0.0%
	RECOMM Co., Ltd.	78,000	82,835	0.0%
	Renesas Easton Co., Ltd.	62,400	407,893	0.0%
	Riken Keiki Co., Ltd.	105,100	2,271,716	0.1%
	Riso Kagaku Corp.	171,600	3,289,015	0.1%
	Roland DG Corp.	82,600	2,285,343	0.1%
#	Rorze Corp.	64,800	1,715,845	0.1%
#	RS Technologies Co., Ltd.	22,500	833,531	0.0%
#*	RVH, Inc.	85,200	408,086	0.0%
	Ryoden Corp.	97,000	1,505,186	0.1%
	Ryosan Co., Ltd.	188,800	7,663,107	0.2%
	Ryoyo Electro Corp.	132,600	2,489,756	0.1%
	Saison Information Systems Co., Ltd.	3,500	61,661	0.0%
#	Sakura Internet, Inc.	127,100	975,607	0.0%
	Sanken Electric Co., Ltd.	779,000	4,898,444	0.1%
	Sanshin Electronics Co., Ltd.	151,900	2,307,082	0.1%
#	Satori Electric Co., Ltd.	85,880	800,851	0.0%
#	Saxa Holdings, Inc.	29,800	564,958	0.0%
#	Scala, Inc.	91,500	642,132	0.0%
#	Seikoh Giken Co., Ltd.	12,200	215,560	0.0%
	Shibaura Electronics Co., Ltd.	46,900	1,915,325	0.1%
	Shibaura Mechatronics Corp.	200,000	866,108	0.0%
#*	SHIFT, Inc.	39,600	764,955	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	49,500	3,378,969	0.1%
#*	Shinkawa, Ltd.	97,400	748,154	0.0%
	Shinko Electric Industries Co., Ltd.	445,700	3,434,624	0.1%
	Shinko Shoji Co., Ltd.	135,600	2,515,984	0.1%
	Shizuki Electric Co., Inc.	103,500	660,842	0.0%
	Sigma Koki Co., Ltd.	14,800	236,306	0.0%
#	Siix Corp.	95,400	4,061,525	0.1%
	SK-Electronics Co., Ltd.	42,100	454,899	0.0%
	SMK Corp.	333,000	1,573,740	0.1%
	SMS Co., Ltd.	204,100	6,148,394	0.2%
#	Softbank Technology Corp.	70,300	1,313,294	0.0%
#	Softbrain Co., Ltd.	125,200	458,996	0.0%
	Softcreate Holdings Corp.	48,300	707,759	0.0%
#	Soliton Systems K.K.	52,900	577,362	0.0%
#	Sourcenext Corp.	86,300	543,470	0.0%
	SRA Holdings	65,900	1,878,204	0.1%
#	Sumida Corp.	147,449	2,573,360	0.1%
	Sun-Wa Technos Corp.	57,800	1,091,158	0.0%
	Suzuden Corp.	24,400	307,174	0.0%
	Suzuki Co., Ltd.	13,600	123,424	0.0%
#	Systemsoft Corp.	269,600	345,855	0.0%
	Systena Corp.	109,900	3,407,680	0.1%
#*	Tabuchi Electric Co., Ltd.	200,800	534,252	0.0%
	Tachibana Eletech Co., Ltd.	103,260	1,749,668	0.1%
	Taiyo Yuden Co., Ltd.	678,700	11,849,631	0.3%
	Takachiho Koheki Co., Ltd.	12,500	127,499	0.0%
	TAKEBISHI Corp.	26,700	374,432	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Tamura Corp.	486,000	$3,325,141	0.1%
#	Tazmo Co., Ltd.	40,900	759,123	0.0%
	TDC Soft, Inc.	38,000	382,301	0.0%
#*	Teac Corp.	734,000	291,781	0.0%
	TechMatrix Corp.	99,500	1,493,713	0.0%
#	Tecnos Japan, Inc.	103,000	1,005,948	0.0%
	Teikoku Tsushin Kogyo Co., Ltd.	49,000	492,245	0.0%
	TESEC Corp.	2,300	40,565	0.0%
	TIS, Inc.	265,801	8,271,648	0.2%
	TKC Corp.	119,800	3,770,791	0.1%
	Toho System Science Co., Ltd.	1,500	10,815	0.0%
	Tokyo Electron Device, Ltd.	41,100	803,664	0.0%
	Tokyo Seimitsu Co., Ltd.	240,800	9,572,803	0.3%
#	Tomen Devices Corp.	4,600	130,453	0.0%
	Topcon Corp.	662,200	14,001,261	0.4%
	Torex Semiconductor, Ltd.	39,900	661,613	0.0%
	Toshiba TEC Corp.	822,000	4,794,030	0.1%
	Toukei Computer Co., Ltd.	22,710	691,028	0.0%
#	Towa Corp.	139,700	2,419,160	0.1%
	Toyo Corp.	146,400	1,367,648	0.0%
	Transcosmos, Inc.	186,300	4,344,691	0.1%
	Tri Chemical Laboratories, Inc.	36,600	1,292,441	0.0%
	UKC Holdings Corp.	86,600	1,490,562	0.0%
	UMC Electronics Co Ltd	27,900	592,742	0.0%
	Uniden Holdings Corp.	406,000	1,292,170	0.0%
	UNIRITA, Inc.	6,400	99,322	0.0%
#	UNITED, Inc.	78,700	2,512,126	0.1%
#	V Technology Co., Ltd.	28,700	5,022,429	0.1%
*	V-Cube, Inc.	85,300	495,370	0.0%
#	VeriServe Corp.	13,400	447,928	0.0%
#	Vitec Holdings Co., Ltd.	51,000	864,794	0.0%
#	Voyage Group, Inc.	56,400	720,042	0.0%
	Wellnet Corp.	109,900	1,181,066	0.0%
#	YAC Holdings Co., Ltd.	52,800	534,520	0.0%
#	Yamaichi Electronics Co., Ltd.	136,500	2,835,521	0.1%
	Yashima Denki Co., Ltd.	110,500	937,365	0.0%
#	Yokowo Co., Ltd.	92,000	1,201,131	0.0%
	Zappallas, Inc.	55,900	212,334	0.0%
*	ZIGExN Co., Ltd.	107,300	1,478,439	0.0%
	Zuken, Inc.	99,900	1,776,585	0.1%
Total Information Technology			585,523,761	14.7%

Materials — (10.1%)
	Achilles Corp.	101,900	2,055,849	0.1%
	ADEKA Corp.	544,000	9,396,399	0.2%
	Agro-Kanesho Co., Ltd.	68,400	1,363,896	0.0%
	Aichi Steel Corp.	73,200	2,968,238	0.1%
#	Alconix Corp.	136,000	2,387,456	0.1%
	Arakawa Chemical Industries, Ltd.	108,000	2,617,710	0.1%
	Araya Industrial Co., Ltd.	26,800	535,837	0.0%
#	Asahi Holdings, Inc.	182,350	3,958,171	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Asahi Printing Co., Ltd.	1,900	$45,696	0.0%
	Asahi Yukizai Corp.	87,800	1,153,221	0.0%
	Asia Pile Holdings Corp.	131,100	742,008	0.0%
	C Uyemura & Co., Ltd.	27,200	1,686,132	0.1%
	Carlit Holdings Co., Ltd.	98,100	732,204	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	55,200	1,064,974	0.0%
#*	Chugai Mining Co., Ltd.	1,012,400	293,705	0.0%
	Chugoku Marine Paints, Ltd.	390,400	3,316,993	0.1%
	CI Takiron Corp.	330,000	2,094,931	0.1%
	CK-San-Etsu Co., Ltd.	1,700	45,475	0.0%
	Dai Nippon Toryo Co., Ltd.	148,000	2,265,482	0.1%
	Daido Steel Co., Ltd.	131,300	8,319,117	0.2%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	117,700	1,708,942	0.1%
	Daiken Corp.	93,100	2,524,334	0.1%
	Daiki Aluminium Industry Co., Ltd.	183,000	1,503,776	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	83,200	3,809,956	0.1%
#	Daio Paper Corp.	425,100	5,103,652	0.1%
	Denka Co., Ltd.	7,000	233,873	0.0%
#	DKS Co., Ltd.	281,000	1,932,362	0.1%
	Dynapac Co., Ltd.	5,000	73,889	0.0%
	FP Corp.	132,600	6,968,242	0.2%
	Fuji Seal International, Inc.	267,700	8,785,506	0.2%
	Fujikura Kasei Co., Ltd.	155,400	980,245	0.0%
	Fujimi, Inc.	118,100	2,926,669	0.1%
	Fujimori Kogyo Co., Ltd.	99,000	3,424,486	0.1%
#	Fumakilla, Ltd.	50,501	900,277	0.0%
	Fuso Chemical Co., Ltd.	112,800	3,611,126	0.1%
	Geostr Corp.	77,000	603,464	0.0%
	Godo Steel, Ltd.	77,700	1,564,598	0.0%
	Gun-Ei Chemical Industry Co., Ltd.	28,600	993,948	0.0%
	Hakudo Co., Ltd.	24,700	492,358	0.0%
#	Haneda Zenith Holdings Co., Ltd.	218,200	799,237	0.0%
	Harima Chemicals Group, Inc.	88,600	708,081	0.0%
#	Hodogaya Chemical Co., Ltd.	39,500	2,776,466	0.1%
	Hokkan Holdings, Ltd.	275,000	1,057,824	0.0%
	Hokko Chemical Industry Co., Ltd.	120,900	741,441	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	814,899	5,229,997	0.1%
	Honshu Chemical Industry Co., Ltd.	14,000	169,523	0.0%
	Ise Chemicals Corp.	74,000	392,432	0.0%
	Ishihara Chemical Co., Ltd.	4,700	82,096	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	229,050	3,446,668	0.1%
	Ishizuka Glass Co., Ltd.	16,200	374,103	0.0%
	JCU Corp.	70,500	3,050,496	0.1%
	JSP Corp.	79,300	2,558,538	0.1%
#	Kanto Denka Kogyo Co., Ltd.	280,400	2,934,840	0.1%
	Katakura & Co-op Agri Corp.	15,200	184,230	0.0%
	Kawakin Holdings Co., Ltd.	11,000	38,777	0.0%
	KeePer Technical Laboratory Co., Ltd.	36,400	436,001	0.0%
	Kimoto Co., Ltd.	228,000	565,607	0.0%
	Koatsu Gas Kogyo Co., Ltd.	172,893	1,306,764	0.0%
#	Kogi Corp.	5,499	110,603	0.0%
	Kohsoku Corp.	60,200	701,273	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Konishi Co., Ltd.	193,600	$3,368,936	0.1%
#	Konoshima Chemical Co., Ltd.	35,700	503,827	0.0%
	Krosaki Harima Corp.	31,700	1,360,370	0.0%
#	Kumiai Chemical Industry Co., Ltd.	507,887	3,453,060	0.1%
	Kureha Corp.	87,650	5,155,652	0.1%
	Kurimoto, Ltd.	63,300	1,329,844	0.0%
	Kuriyama Holdings Corp.	38,000	646,071	0.0%
#	Kyoei Steel, Ltd.	139,300	2,445,829	0.1%
#	Kyowa Leather Cloth Co., Ltd.	64,500	552,584	0.0%
	Lintec Corp.	286,700	7,967,920	0.2%
#	MEC Co., Ltd.	109,500	1,762,144	0.1%
	Mipox Corp.	5,800	41,529	0.0%
	Mitani Sekisan Co., Ltd.	47,700	1,155,108	0.0%
*	Mitsubishi Paper Mills, Ltd.	182,300	1,230,383	0.0%
	Mitsubishi Steel Manufacturing Co., Ltd.	91,000	2,265,833	0.1%
	Mitsui Mining & Smelting Co., Ltd.	9,800	509,945	0.0%
	Molitec Steel Co., Ltd.	34,300	196,126	0.0%
#	MORESCO Corp.	41,300	759,609	0.0%
	Mory Industries, Inc.	32,700	1,014,704	0.0%
	Nakayama Steel Works, Ltd.	120,600	833,983	0.0%
	Neturen Co., Ltd.	216,500	2,206,164	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	482,446	0.0%
	Nicca Chemical Co., Ltd.	24,200	259,366	0.0%
	Nichia Steel Works, Ltd.	164,900	494,688	0.0%
#	Nihon Kagaku Sangyo Co., Ltd.	81,500	1,411,523	0.0%
	Nihon Nohyaku Co., Ltd.	306,300	1,773,647	0.1%
	Nihon Parkerizing Co., Ltd.	581,400	9,531,034	0.2%
	Nihon Yamamura Glass Co., Ltd.	546,000	959,928	0.0%
	Nippon Carbide Industries Co., Inc.	45,100	967,084	0.0%
	Nippon Chemical Industrial Co., Ltd.	47,700	1,094,878	0.0%
	Nippon Concrete Industries Co., Ltd.	278,300	1,177,201	0.0%
#	Nippon Denko Co., Ltd.	725,314	3,065,047	0.1%
	Nippon Fine Chemical Co., Ltd.	81,000	757,866	0.0%
	Nippon Kinzoku Co., Ltd.	29,300	812,646	0.0%
	Nippon Koshuha Steel Co., Ltd.	47,099	399,285	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,567,200	10,499,570	0.3%
	Nippon Paper Industries Co., Ltd.	304,000	6,047,887	0.2%
	Nippon Pillar Packing Co., Ltd.	137,100	2,100,638	0.1%
	Nippon Soda Co., Ltd.	754,000	4,717,270	0.1%
	Nippon Valqua Industries, Ltd.	102,599	2,380,234	0.1%
*	Nippon Yakin Kogyo Co., Ltd.	831,300	1,837,038	0.1%
	Nisshin Steel Co., Ltd.	286,592	4,165,109	0.1%
#	Nitta Gelatin, Inc.	79,300	566,159	0.0%
	Nittetsu Mining Co., Ltd.	35,400	2,625,175	0.1%
	Nitto FC Co., Ltd.	106,200	799,342	0.0%
	NOF Corp.	435,000	12,571,633	0.3%
	Nozawa Corp.	36,900	470,698	0.0%
	Okamoto Industries, Inc.	356,000	3,873,428	0.1%
	Okura Industrial Co., Ltd.	284,000	1,925,109	0.1%
#	Osaka Organic Chemical Industry, Ltd.	97,900	1,172,422	0.0%
#	Osaka Soda Co., Ltd.	84,799	2,226,269	0.1%
	Osaka Steel Co., Ltd.	83,300	1,843,093	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	OSAKA Titanium Technologies Co., Ltd.	63,500	$975,884	0.0%
#*	Pacific Metals Co., Ltd.	102,099	3,052,921	0.1%
	Pack Corp. (The)	81,200	2,821,528	0.1%
#	Rasa Industries, Ltd.	48,000	967,052	0.0%
	Rengo Co., Ltd.	1,134,800	7,431,789	0.2%
	Riken Technos Corp.	227,000	1,398,203	0.0%
	Sakai Chemical Industry Co., Ltd.	114,000	2,850,885	0.1%
#	Sakata INX Corp.	252,400	4,867,568	0.1%
	Sanyo Chemical Industries, Ltd.	71,300	3,744,689	0.1%
	Sanyo Special Steel Co., Ltd.	130,060	3,338,211	0.1%
#	Seiko PMC Corp.	68,600	749,818	0.0%
	Sekisui Plastics Co., Ltd.	163,900	2,154,184	0.1%
	Shikoku Chemicals Corp.	243,000	4,044,199	0.1%
	Shin-Etsu Polymer Co., Ltd.	285,700	3,055,815	0.1%
	Shinagawa Refractories Co., Ltd.	39,000	1,319,298	0.0%
#	Shinko Wire Co., Ltd.	18,400	253,870	0.0%
	SK Kaken Co., Ltd.	7,000	582,280	0.0%
	Soken Chemical & Engineering Co., Ltd.	23,400	509,237	0.0%
#	Stella Chemifa Corp.	66,800	2,575,510	0.1%
	Sumitomo Bakelite Co., Ltd.	1,112,000	9,042,991	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,368,000	10,844,854	0.3%
	Sumitomo Seika Chemicals Co., Ltd.	63,200	3,357,623	0.1%
	Sun A Kaken Co., Ltd.	4,200	42,382	0.0%
	T Hasegawa Co., Ltd.	143,800	2,921,418	0.1%
#	T&K Toka Co., Ltd.	104,700	1,219,080	0.0%
	Taisei Lamick Co., Ltd.	35,900	979,960	0.0%
	Taiyo Holdings Co., Ltd.	104,900	5,040,678	0.1%
	Takasago International Corp.	92,200	3,207,319	0.1%
	Tayca Corp.	108,500	2,553,968	0.1%
	Tenma Corp.	103,300	2,147,008	0.1%
	Toagosei Co., Ltd.	658,000	8,533,757	0.2%
#	Toda Kogyo Corp.	25,300	1,052,245	0.0%
	Toho Acetylene Co., Ltd.	12,700	187,060	0.0%
#	Toho Titanium Co., Ltd.	215,600	1,942,586	0.1%
	Toho Zinc Co., Ltd.	83,599	4,071,687	0.1%
	Tohoku Steel Co., Ltd.	1,600	29,871	0.0%
	Tokai Carbon Co., Ltd.	1,289,000	12,880,783	0.3%
	Tokushu Tokai Paper Co., Ltd.	60,858	2,454,027	0.1%
#	Tokuyama Corp.	462,998	13,138,460	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	227,700	8,326,993	0.2%
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,300	41,859	0.0%
	Tokyo Rope Manufacturing Co., Ltd.	93,200	1,450,597	0.0%
	Tokyo Steel Manufacturing Co., Ltd.	845,800	7,305,223	0.2%
	Tokyo Tekko Co., Ltd.	50,200	949,668	0.0%
	Tomoegawa Co., Ltd.	131,000	367,754	0.0%
	Tomoku Co., Ltd.	72,000	1,343,507	0.0%
	Topy Industries, Ltd.	108,500	3,706,993	0.1%
	Toyo Gosei Co., Ltd.	5,200	64,435	0.0%
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	6,813,814	0.2%
	Toyo Kohan Co., Ltd.	320,600	1,370,811	0.0%
	Toyobo Co., Ltd.	568,800	10,956,472	0.3%
#	TYK Corp.	138,000	497,698	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	UACJ Corp.	182,441	$5,379,737	0.1%
#	W-Scope Corp.	148,900	2,800,694	0.1%
	Wood One Co., Ltd.	36,600	623,089	0.0%
	Yamato Kogyo Co., Ltd.	255,400	6,831,704	0.2%
	Yodogawa Steel Works, Ltd.	136,700	4,003,903	0.1%
	Yotai Refractories Co., Ltd.	52,100	214,424	0.0%
	Yuki Gosei Kogyo Co., Ltd.	36,200	97,732	0.0%
	Yushiro Chemical Industry Co., Ltd.	64,700	978,530	0.0%
Total Materials			441,083,863	11.1%

Real Estate — (2.0%)
#	AD Works Co., Ltd.	804,000	276,685	0.0%
	Airport Facilities Co., Ltd.	132,770	734,779	0.0%
	Anabuki Kosan, Inc.	2,200	58,629	0.0%
#	Aoyama Zaisan Networks Co., Ltd.	55,100	647,798	0.0%
#	Apamanshop Holdings Co., Ltd.	69,100	537,679	0.0%
#	Ardepro Co., Ltd.	923,500	841,536	0.0%
	Arealink Co., Ltd.	46,400	971,776	0.0%
#*	Ascot Corp.	67,700	188,797	0.0%
#	CRE, Inc.	22,800	307,967	0.0%
	Daibiru Corp.	303,600	3,579,419	0.1%
	Daikyo, Inc.	190,400	3,666,527	0.1%
#	Dear Life Co., Ltd.	101,000	404,229	0.0%
	Goldcrest Co., Ltd.	107,590	2,330,978	0.1%
	Grandy House Corp.	61,800	260,763	0.0%
	Heiwa Real Estate Co., Ltd.	236,600	4,127,136	0.1%
#	Ichigo, Inc.	1,467,900	5,220,260	0.1%
#	Investors Cloud Co., Ltd.	33,200	2,024,642	0.1%
#*	Japan Asset Marketing Co., Ltd.	1,649,800	1,782,450	0.1%
#	Japan Property Management Center Co., Ltd.	84,500	1,140,028	0.0%
	Kabuki-Za Co., Ltd.	31,300	1,541,297	0.1%
	Keihanshin Building Co., Ltd.	214,900	1,507,762	0.0%
	Kenedix, Inc.	1,399,200	8,180,553	0.2%
*	LAND Co., Ltd.	1,009,100	142,085	0.0%
	Leopalace21 Corp.	1,598,200	11,934,140	0.3%
#	Mugen Estate Co., Ltd.	73,300	759,802	0.0%
#	Nippon Commercial Development Co., Ltd.	62,600	923,380	0.0%
	Nisshin Fudosan Co.	189,700	1,335,006	0.0%
	Open House Co., Ltd.	198,900	7,667,028	0.2%
	Properst Co., Ltd.	26,600	50,073	0.0%
#	Prospect Co., Ltd.	1,202,000	563,392	0.0%
#	Raysum Co., Ltd.	107,100	950,721	0.0%
#	SAMTY Co., Ltd.	105,300	1,499,529	0.0%
	Sankyo Frontier Co., Ltd.	17,000	435,380	0.0%
#	Shinoken Group Co., Ltd.	81,500	2,002,284	0.1%
	Star Mica Co., Ltd.	75,800	1,079,823	0.0%
#*	Striders Corp.	15,300	71,010	0.0%
	Sun Frontier Fudousan Co., Ltd.	147,900	1,780,657	0.1%
#	Takara Leben Co., Ltd.	552,800	2,541,139	0.1%
	TOC Co., Ltd.	390,550	3,514,921	0.1%
	Tokyo Rakutenchi Co., Ltd.	20,700	1,064,564	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Real Estate — (Continued)
#	Tokyo Theatres Co., Inc.	46,799	$601,912	0.0%
	Tosei Corp.	217,300	2,140,239	0.1%
	Unizo Holdings Co., Ltd.	151,800	4,038,446	0.1%
	Urbanet Corp. Co., Ltd.	108,800	327,375	0.0%
Total Real Estate			85,754,596	2.1%

Telecommunication Services — (0.1%)
#*	Broadmedia Corp.	456,300	435,151	0.0%
#	Freebit Co., Ltd.	79,500	647,981	0.0%
#	Okinawa Cellular Telephone Co.	48,900	1,695,634	0.1%
#*	U-Next Co., Ltd.	35,400	342,339	0.0%
#*	Vision, Inc.	38,100	910,312	0.0%
#	WirelessGate, Inc.	55,300	601,247	0.0%
Total Telecommunication Services			4,632,664	0.1%

Utilities — (0.9%)
#*	Eneres Co., Ltd.	160,000	744,496	0.0%
#	eRex Co., Ltd.	267,200	2,647,759	0.1%
	Hiroshima Gas Co., Ltd.	200,000	643,107	0.0%
*	Hokkaido Electric Power Co., Inc.	1,189,200	9,371,339	0.2%
	Hokkaido Gas Co., Ltd.	365,000	942,241	0.0%
#	Hokuriku Electric Power Co.	1,087,400	9,608,330	0.3%
	Hokuriku Gas Co., Ltd.	9,900	249,078	0.0%
	K&O Energy Group, Inc.	87,600	1,458,370	0.1%
	Kyoei Sangyo Co., Ltd.	600	12,825	0.0%
	Okinawa Electric Power Co., Inc. (The)	224,517	5,129,644	0.1%
	Saibu Gas Co., Ltd.	196,300	4,910,675	0.1%
	Shizuoka Gas Co., Ltd.	342,800	2,678,446	0.1%
	Toell Co., Ltd.	32,800	281,064	0.0%
#	West Holdings Corp.	96,800	635,767	0.0%
Total Utilities			39,313,141	1.0%
TOTAL COMMON STOCKS			3,955,538,472	99.2%
TOTAL INVESTMENT SECURITIES			3,955,538,472

			Value†
SECURITIES LENDING COLLATERAL — (9.2%)
§@	DFA Short Term Investment Fund	34,516,023	399,384,904	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,314,290,953)			$4,354,923,376	109.2%

The Japanese Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$773,626,796	—	$773,626,796
Consumer Staples	—	322,125,010	—	322,125,010
Energy	—	43,983,248	—	43,983,248
Financials	—	337,577,873	—	337,577,873
Health Care	—	177,769,835	—	177,769,835
Industrials	—	1,144,147,685	—	1,144,147,685
Information Technology	—	585,523,761	—	585,523,761
Materials	—	441,083,863	—	441,083,863
Real Estate	—	85,754,596	—	85,754,596
Telecommunication Services	—	4,632,664	—	4,632,664
Utilities	—	39,313,141	—	39,313,141
Securities Lending Collateral	—	399,384,904	—	399,384,904
TOTAL	—	$4,354,923,376	—	$4,354,923,376

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (87.5%)
AUSTRALIA — (47.2%)
*	3P Learning, Ltd.	78,968	$76,265	0.0%
#*	A.C.N. 004 410 833, Ltd.	17,951,296	269,807	0.0%
*	Acrux, Ltd.	345,328	43,564	0.0%
	Adacel Technologies, Ltd.	98,713	210,762	0.0%
	Adairs, Ltd.	68,831	80,696	0.0%
#	Adelaide Brighton, Ltd.	3,668,074	17,462,503	1.0%
#	Ainsworth Game Technology, Ltd.	963,562	1,681,775	0.1%
*	Alkane Resources, Ltd.	1,718,383	388,280	0.0%
	ALS, Ltd.	1,299,881	7,804,279	0.4%
	Altium, Ltd.	699,908	6,426,641	0.4%
*	Altona Mining, Ltd.	1,108,169	109,828	0.0%
	Alumina, Ltd.	125,660	225,499	0.0%
#	AMA Group, Ltd.	1,270,058	909,968	0.1%
#	Amaysim Australia, Ltd.	1,166,977	1,711,713	0.1%
	Ansell, Ltd.	830,803	15,292,658	0.8%
*	Antares Energy, Ltd.	199,346	279	0.0%
#	AP Eagers, Ltd.	278,944	1,604,291	0.1%
#	APN Outdoor Group, Ltd.	1,123,438	4,025,448	0.2%
	APN Property Group, Ltd.	26,661	8,955	0.0%
#	Appen, Ltd.	372,996	1,542,701	0.1%
#	ARB Corp., Ltd.	498,340	6,954,682	0.4%
#	Ardent Leisure Group	2,495,935	3,582,993	0.2%
	Asaleo Care, Ltd.	2,658,452	3,015,003	0.2%
#*	Atlas Iron, Ltd.	7,155,231	92,938	0.0%
	AUB Group, Ltd.	268,561	2,724,320	0.2%
#	Ausdrill, Ltd.	2,052,303	3,414,372	0.2%
	Austal, Ltd.	1,433,392	1,934,703	0.1%
#*	Australian Agricultural Co., Ltd.	2,990,515	3,368,875	0.2%
	Australian Finance Group, Ltd.	302,872	379,151	0.0%
#	Australian Pharmaceutical Industries, Ltd.	2,860,486	3,301,937	0.2%
	Australian Vintage, Ltd.	4,105,188	1,367,731	0.1%
	Auswide Bank, Ltd.	102,961	431,377	0.0%
#	Automotive Holdings Group, Ltd.	1,948,477	4,834,404	0.3%
*	Avanco Resources, Ltd.	2,444,368	183,308	0.0%
	Aveo Group	2,201,021	4,261,748	0.2%
	AVJennings, Ltd.	6,937,882	3,714,429	0.2%
#*	AWE, Ltd.	3,834,269	1,500,498	0.1%
#	Baby Bunting Group, Ltd.	239,891	295,371	0.0%
#	Bapcor, Ltd.	1,411,451	5,884,702	0.3%
*	Base Resources, Ltd.	215,873	55,533	0.0%
	Beach Energy, Ltd.	16,720,311	12,508,369	0.7%
#*	Beadell Resources, Ltd.	7,171,491	980,979	0.1%
#	Bega Cheese, Ltd.	1,039,089	5,854,140	0.3%
#*	Bellamy's Australia, Ltd.	475,294	4,380,196	0.2%
#*	Billabong International, Ltd.	756,968	369,891	0.0%
#	Blackmores, Ltd.	82,235	10,057,671	0.6%
	Blue Sky Alternative Investments, Ltd.	84,602	912,096	0.1%
*	Boart Longyear, Ltd.	1,682,421	14,194	0.0%
	Breville Group, Ltd.	825,559	7,372,929	0.4%
	Brickworks, Ltd.	252,400	2,745,145	0.2%
	BT Investment Management, Ltd.	1,061,631	8,782,885	0.5%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Buru Energy, Ltd.	380,331	$76,959	0.0%
#	BWX, Ltd.	105,056	583,514	0.0%
#	Cabcharge Australia, Ltd.	863,423	1,095,415	0.1%
#	Capilano Honey, Ltd.	15,266	196,492	0.0%
*	Capitol Health, Ltd.	2,117,373	446,080	0.0%
	Capral, Ltd.	58,499	6,251	0.0%
*	Cardno, Ltd.	1,627,697	1,655,628	0.1%
*	Carnarvon Petroleum, Ltd.	5,245,141	401,902	0.0%
*	Carnegie Clean Energy, Ltd.	1,015,131	27,980	0.0%
#	carsales.com, Ltd.	1,702,940	17,883,224	1.0%
#	Cash Converters International, Ltd.	2,406,480	662,648	0.0%
#*	Catapult Group International, Ltd.	113,654	165,268	0.0%
	Cedar Woods Properties, Ltd.	356,100	1,562,369	0.1%
#	Class, Ltd.	291,443	642,658	0.0%
*	Clean Seas Seafood, Ltd.	511,576	24,655	0.0%
	Cleanaway Waste Management, Ltd.	10,618,818	12,220,420	0.7%
*	Clinuvel Pharmaceuticals, Ltd.	30,557	163,486	0.0%
	Codan, Ltd.	504,292	926,204	0.1%
#	Collection House, Ltd.	2,107,238	2,258,015	0.1%
	Collins Foods, Ltd.	637,135	2,704,713	0.1%
#*	Cooper Energy, Ltd.	4,820,401	1,072,407	0.1%
#	Corporate Travel Management, Ltd.	276,172	5,087,221	0.3%
	Costa Group Holdings, Ltd.	1,165,472	5,545,546	0.3%
#	Credit Corp. Group, Ltd.	328,536	5,056,430	0.3%
#*	CSG, Ltd.	1,179,434	532,409	0.0%
	CSR, Ltd.	3,680,857	13,388,457	0.7%
*	CuDeco, Ltd.	387,893	99,634	0.0%
	Data#3, Ltd.	702,978	1,018,069	0.1%
	Decmil Group, Ltd.	941,409	916,603	0.1%
*	Devine, Ltd.	100,195	29,138	0.0%
	Dicker Data, Ltd.	121,457	244,984	0.0%
#	Domino's Pizza Enterprises, Ltd.	46,342	1,656,857	0.1%
	Donaco International, Ltd.	28,566	10,291	0.0%
	Downer EDI, Ltd.	3,622,856	19,439,855	1.1%
	DuluxGroup, Ltd.	3,101,823	17,518,012	1.0%
	DWS, Ltd.	474,349	526,912	0.0%
	Eclipx Group, Ltd.	1,231,762	3,824,165	0.2%
#*	Elders, Ltd.	800,183	3,104,413	0.2%
*	Electro Optic Systems Holdings, Ltd.	72,249	127,260	0.0%
#*	Emeco Holdings, Ltd.	1,193,646	219,254	0.0%
#*	Energy Resources of Australia, Ltd.	1,487,868	643,982	0.0%
#*	Energy World Corp., Ltd.	4,185,404	959,237	0.1%
	Enero Group, Ltd.	12,387	9,445	0.0%
	EQT Holdings, Ltd.	25,205	356,968	0.0%
	ERM Power, Ltd.	941,985	980,204	0.1%
	Estia Health, Ltd.	1,127,660	3,006,871	0.2%
	Euroz, Ltd.	101,762	91,036	0.0%
	Event Hospitality and Entertainment, Ltd.	513,190	5,250,412	0.3%
	Evolution Mining, Ltd.	4,129,607	7,418,423	0.4%
	Fairfax Media, Ltd.	15,303,894	12,891,987	0.7%
#*	FAR, Ltd.	6,332,846	319,984	0.0%
	Finbar Group, Ltd.	190,901	137,351	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Fleetwood Corp., Ltd.	418,222	$787,997	0.0%
#	FlexiGroup, Ltd.	1,539,900	1,731,973	0.1%
#	Flight Centre Travel Group, Ltd.	183,277	6,570,730	0.4%
#	G8 Education, Ltd.	2,577,771	9,004,963	0.5%
#*	Galaxy Resources, Ltd.	984,288	2,604,906	0.1%
#	Gateway Lifestyle	1,521,436	2,299,945	0.1%
#	GBST Holdings, Ltd.	175,546	258,638	0.0%
#	Genworth Mortgage Insurance Australia, Ltd.	1,726,790	3,758,243	0.2%
	Global Construction Services, Ltd.	110,434	73,248	0.0%
*	Gold Road Resources, Ltd.	461,184	242,918	0.0%
	GR Engineering Services, Ltd.	55,230	55,404	0.0%
	GrainCorp, Ltd. Class A	1,255,046	8,174,352	0.5%
#	Grange Resources, Ltd.	1,724,297	217,919	0.0%
#	Greencross, Ltd.	484,867	1,974,046	0.1%
*	Greenland Minerals & Energy, Ltd.	114,047	8,752	0.0%
#	GUD Holdings, Ltd.	918,124	8,397,253	0.5%
	GWA Group, Ltd.	2,071,266	4,043,939	0.2%
#	Hansen Technologies, Ltd.	775,129	2,012,819	0.1%
#	Healthscope, Ltd.	4,507,795	6,771,315	0.4%
	Helloworld, Ltd.	9,521	33,544	0.0%
	HFA Holdings, Ltd.	581,501	1,358,951	0.1%
*	Highfield Resources, Ltd.	121,654	97,700	0.0%
*	Hills, Ltd.	995,779	129,465	0.0%
*	Horizon Oil, Ltd.	4,073,887	211,936	0.0%
#	HT&E, Ltd.	2,174,438	2,896,151	0.2%
	IDP Education, Ltd.	94,984	407,727	0.0%
	Iluka Resources, Ltd.	1,852,267	13,347,308	0.7%
*	Imdex, Ltd.	1,804,309	1,339,917	0.1%
#	IMF Bentham, Ltd.	1,037,504	1,852,309	0.1%
#	Independence Group NL	2,549,217	7,832,904	0.4%
*	Infigen Energy	4,931,832	2,761,960	0.2%
	Infomedia, Ltd.	2,384,563	1,431,843	0.1%
	Integral Diagnostics, Ltd.	14,901	19,222	0.0%
#	Integrated Research, Ltd.	504,721	1,483,395	0.1%
	InvoCare, Ltd.	920,100	11,962,615	0.7%
#	IOOF Holdings, Ltd.	2,368,404	19,535,461	1.1%
#	IPH, Ltd.	349,312	1,566,486	0.1%
	IRESS, Ltd.	1,175,824	10,600,488	0.6%
	iSelect, Ltd.	742,596	908,125	0.1%
#	iSentia Group, Ltd.	958,893	727,427	0.0%
	IVE Group, Ltd.	226,839	354,474	0.0%
#	Japara Healthcare, Ltd.	1,441,627	2,231,423	0.1%
#	JB Hi-Fi, Ltd.	962,791	16,902,328	0.9%
	Jumbo Interactive, Ltd.	51,199	113,448	0.0%
*	Jupiter Mines, Ltd.	381,117	152,447	0.0%
	K&S Corp., Ltd.	268,400	363,002	0.0%
#*	Karoon Gas Australia, Ltd.	1,289,694	1,186,994	0.1%
#*	Kingsgate Consolidated, Ltd.	1,797,365	556,038	0.0%
*	Kingsrose Mining, Ltd.	937,248	13,486	0.0%
	Kogan.com, Ltd.	3,613	10,728	0.0%
	LifeHealthcare Group, Ltd.	8,683	17,625	0.0%
	Link Administration Holdings, Ltd.	1,477,619	9,330,538	0.5%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Lovisa Holdings, Ltd.	10,809	$49,027	0.0%
*	Lynas Corp., Ltd.	1,159,291	160,172	0.0%
	MACA, Ltd.	829,671	1,329,167	0.1%
*	Macmahon Holdings, Ltd.	6,881,875	1,266,223	0.1%
	Macquarie Atlas Roads Group	1,217,664	5,561,032	0.3%
	Magellan Financial Group, Ltd.	380,216	7,070,014	0.4%
	Mantra Group, Ltd.	1,991,957	5,951,916	0.3%
	MaxiTRANS Industries, Ltd.	915,613	488,049	0.0%
#*	Mayne Pharma Group, Ltd.	6,571,574	3,451,400	0.2%
	McMillan Shakespeare, Ltd.	456,252	5,507,078	0.3%
#	McPherson's, Ltd.	630,986	627,241	0.0%
#*	Medusa Mining, Ltd.	1,263,898	380,945	0.0%
	Melbourne IT, Ltd.	584,356	1,382,554	0.1%
#*	Mesoblast, Ltd.	576,405	590,700	0.0%
#	Metals X, Ltd.	2,287,695	1,751,262	0.1%
#	Metcash, Ltd.	5,204,963	10,752,406	0.6%
#	Michael Hill International, Ltd.(BD8D249)	1,490,263	1,213,860	0.1%
	Michael Hill International, Ltd.(BD8D250)	94,305	76,549	0.0%
*	Millennium Minerals, Ltd.	868,823	102,531	0.0%
*	Mincor Resources NL	751,851	163,413	0.0%
	Mineral Resources, Ltd.	1,168,088	15,587,838	0.9%
*	Mitula Group, Ltd.	17,883	7,597	0.0%
#*	MMA Offshore, Ltd.	2,282,868	331,572	0.0%
	MNF Group, Ltd.	119,060	533,746	0.0%
#	Monadelphous Group, Ltd.	813,595	10,577,940	0.6%
#	Monash IVF Group, Ltd.	528,397	631,134	0.0%
	Money3 Corp., Ltd.	407,142	486,819	0.0%
*	Morning Star Gold NL	332,749	25	0.0%
#	Mortgage Choice, Ltd.	803,791	1,359,208	0.1%
	Motorcycle Holdings, Ltd.	4,107	15,297	0.0%
#	Mount Gibson Iron, Ltd.	4,879,718	1,420,580	0.1%
#	Myer Holdings, Ltd.	5,669,367	3,321,625	0.2%
#	MYOB Group, Ltd.	1,597,818	4,598,420	0.3%
	MyState, Ltd.	408,387	1,493,642	0.1%
#	Navitas, Ltd.	1,606,445	5,875,287	0.3%
#*	Neometals, Ltd.	464,508	153,178	0.0%
#*	NetComm Wireless, Ltd.	125,209	113,109	0.0%
	New Hope Corp., Ltd.	251,555	385,025	0.0%
#*	NEXTDC, Ltd.	403,993	1,598,017	0.1%
	nib holdings, Ltd.	2,841,283	13,723,457	0.8%
#	Nick Scali, Ltd.	215,853	1,098,944	0.1%
#	Nine Entertainment Co. Holdings, Ltd.	2,644,166	3,038,106	0.2%
	Northern Star Resources, Ltd.	4,806,957	19,116,115	1.1%
*	NRW Holdings, Ltd.	2,540,504	2,500,411	0.1%
	Nufarm, Ltd.(B672BY1)	312,838	2,174,029	0.1%
	Nufarm, Ltd.(6335331)	1,407,770	9,406,021	0.5%
#	OFX Group, Ltd.	1,289,371	1,378,037	0.1%
*	Onevue Holdings, Ltd.	64,846	33,822	0.0%
#	oOh!media, Ltd.	325,817	1,093,040	0.1%
#*	Orocobre, Ltd.	892,424	3,321,069	0.2%
	Orora, Ltd.	5,866,371	15,297,175	0.8%
	OZ Minerals, Ltd.	2,198,276	13,574,508	0.7%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Pacific Current Group, Ltd.	121,179	$651,574	0.0%
	Pacific Smiles Group, Ltd.	256,946	370,102	0.0%
#	Pact Group Holdings, Ltd.	759,434	3,371,240	0.2%
#*	Paladin Energy, Ltd.	9,564,569	174,075	0.0%
*	Panoramic Resources, Ltd.	1,865,498	570,658	0.0%
	Paragon Care, Ltd.	199,199	128,013	0.0%
	Peet, Ltd.	1,798,944	2,011,093	0.1%
#*	Peninsula Energy, Ltd.	209,095	46,388	0.0%
	Pepper Group, Ltd.	10,294	28,926	0.0%
#	Perpetual, Ltd.	356,426	13,246,567	0.7%
#*	Perseus Mining, Ltd.	6,331,491	1,540,966	0.1%
	Pioneer Credit, Ltd.	109,223	250,663	0.0%
#	Platinum Asset Management, Ltd.	1,007,083	5,628,556	0.3%
	PMP, Ltd.	2,346,052	1,348,739	0.1%
*	Praemium, Ltd.	248,982	112,462	0.0%
#	Premier Investments, Ltd.	594,567	6,033,609	0.3%
*	Prima Biomed, Ltd.	1,409,121	30,173	0.0%
	Primary Health Care, Ltd.	3,326,526	8,718,897	0.5%
	Prime Media Group, Ltd.	2,115,465	600,113	0.0%
	Pro Medicus, Ltd.	108,976	558,932	0.0%
	PWR Holdings, Ltd.	15,029	30,544	0.0%
	QMS Media, Ltd.	258,213	190,767	0.0%
#	Qube Holdings, Ltd.	3,831,201	7,549,175	0.4%
#	Quintis, Ltd.	2,130,129	383,424	0.0%
#*	Ramelius Resources, Ltd.	3,502,863	1,040,742	0.1%
#	RCG Corp., Ltd.	619,672	356,035	0.0%
	RCR Tomlinson, Ltd.	1,214,629	4,001,978	0.2%
	Reckon, Ltd.	421,295	401,661	0.0%
#	Reece, Ltd.	228,297	7,745,193	0.4%
#	Regis Healthcare, Ltd.	1,023,995	2,858,006	0.2%
	Regis Resources, Ltd.	2,767,079	8,220,011	0.5%
#	Reject Shop, Ltd. (The)	277,760	991,272	0.1%
#	Reliance Worldwide Corp., Ltd.	180,807	517,106	0.0%
	Resolute Mining, Ltd.	7,575,156	5,940,922	0.3%
#	Retail Food Group, Ltd.	1,339,855	4,514,717	0.2%
	Ridley Corp., Ltd.	1,575,908	1,750,770	0.1%
*	RPMGlobal Holdings, Ltd.	52,065	30,918	0.0%
	Ruralco Holdings, Ltd.	161,312	355,462	0.0%
	RXP Services, Ltd.	380,836	230,538	0.0%
*	Salmat, Ltd.	645,788	221,888	0.0%
	Sandfire Resources NL	1,095,289	4,822,622	0.3%
*	Saracen Mineral Holdings, Ltd.	7,203,079	7,982,401	0.4%
#	SeaLink Travel Group, Ltd.	154,981	509,915	0.0%
#	Select Harvests, Ltd.	627,737	2,257,945	0.1%
*	Senetas Corp., Ltd.	131,335	9,969	0.0%
#*	Senex Energy, Ltd.	6,674,885	1,768,115	0.1%
#	Servcorp, Ltd.	342,797	1,461,480	0.1%
	Service Stream, Ltd.	1,930,150	2,070,166	0.1%
	Seven Group Holdings, Ltd.	625,509	6,364,795	0.4%
	Seven West Media, Ltd.	7,785,820	4,030,751	0.2%
	SG Fleet Group, Ltd.	314,157	983,247	0.1%
	Shine Corporate, Ltd.	15,573	7,816	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Shriro Holdings, Ltd.	86,363	$94,350	0.0%
	Sigma Healthcare, Ltd.	8,320,487	4,811,361	0.3%
#*	Silex Systems, Ltd.	511,695	117,288	0.0%
#	Silver Chef, Ltd.	138,918	772,790	0.0%
#*	Silver Lake Resources, Ltd.	4,060,760	1,129,206	0.1%
	Sims Metal Management, Ltd.	1,382,214	14,015,094	0.8%
*	Sino Gas & Energy Holdings, Ltd.	1,191,804	87,354	0.0%
#	Sirtex Medical, Ltd.	507,644	5,316,336	0.3%
	SmartGroup Corp., Ltd.	277,322	2,065,697	0.1%
	Southern Cross Media Group, Ltd.	3,965,374	3,407,320	0.2%
	Spark Infrastructure Group	9,691,872	18,867,222	1.0%
*	Specialty Fashion Group, Ltd.	506,125	79,189	0.0%
#	SpeedCast International, Ltd.	1,278,844	4,078,286	0.2%
	SRG, Ltd.	2,002	2,218	0.0%
	St Barbara, Ltd.	3,947,491	8,727,622	0.5%
	Steadfast Group, Ltd.	3,999,283	8,220,928	0.5%
*	Strike Energy, Ltd.	1,789,423	88,872	0.0%
#*	Sundance Energy Australia, Ltd.	5,832,497	245,689	0.0%
	Sunland Group, Ltd.	740,896	970,428	0.1%
#	Super Retail Group, Ltd.	1,288,021	7,668,003	0.4%
#	Superloop, Ltd.	72,683	139,703	0.0%
#*	Syrah Resources, Ltd.	1,254,672	3,246,121	0.2%
	Tabcorp Holdings, Ltd.	4,718,586	16,235,426	0.9%
	Tassal Group, Ltd.	1,388,014	4,477,553	0.2%
	Technology One, Ltd.	1,772,760	6,847,958	0.4%
#	Thorn Group, Ltd.	709,409	434,585	0.0%
*	Tiger Resources, Ltd.	9,447,997	283,442	0.0%
#	Tox Free Solutions, Ltd.	1,278,532	2,400,616	0.1%
	Treasury Wine Estates, Ltd.	39,348	472,331	0.0%
	Tribune Resources, Ltd.	3,093	16,114	0.0%
#*	Troy Resources, Ltd.	2,230,415	167,291	0.0%
	Villa World, Ltd.	705,707	1,405,794	0.1%
#	Village Roadshow, Ltd.	836,651	2,402,673	0.1%
#*	Virgin Australia Holdings, Ltd.	11,885,050	1,688,049	0.1%
#	Virtus Health, Ltd.	468,258	1,966,839	0.1%
#	Vita Group, Ltd.	340,637	337,481	0.0%
#	Vocus Group, Ltd.	4,330,071	9,564,561	0.5%
*	Watpac, Ltd.	760,701	413,769	0.0%
	Webjet, Ltd.	799,191	7,049,995	0.4%
	Webster, Ltd.	23,507	23,735	0.0%
#	Western Areas, Ltd.	2,274,784	4,853,067	0.3%
#*	Westgold Resources, Ltd.	1,434,949	2,050,805	0.1%
#*	Whitehaven Coal, Ltd.	4,143,411	11,842,782	0.7%
*	WorleyParsons, Ltd.	1,194,746	12,850,207	0.7%
	WPP AUNZ, Ltd.	2,476,651	1,743,694	0.1%
	Xenith IP Group, Ltd.	9,607	9,352	0.0%
*	Yowie Group, Ltd.	40,157	6,156	0.0%
TOTAL AUSTRALIA			971,904,786	53.5%

CHINA — (0.1%)
	BEP International Holdings, Ltd.	8,730,000	204,105	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
CHINA — (Continued)
#*	Lisi Group Holdings, Ltd.	5,804,000	$833,482	0.1%
TOTAL CHINA			1,037,587	0.1%

HONG KONG — (24.1%)
#*	13 Holdings, Ltd. (The)	142,500	16,622	0.0%
	Aeon Credit Service Asia Co., Ltd.	650,000	510,815	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	179,387	0.0%
	Agritrade Resources, Ltd.	2,880,000	745,516	0.1%
	Alco Holdings, Ltd.	1,614,000	377,061	0.0%
	Allan International Holdings	32,000	9,032	0.0%
	Allied Group, Ltd.	661,200	4,063,668	0.2%
	Allied Properties HK, Ltd.	11,911,857	2,536,906	0.2%
	Alltronics Holdings, Ltd.	1,874,600	650,968	0.0%
*	Anxian Yuan China Holdings, Ltd.	2,680,000	42,626	0.0%
#*	APAC Resources, Ltd.	3,174,735	455,778	0.0%
#*	Applied Development Holdings, Ltd.	8,360,000	579,118	0.0%
	APT Satellite Holdings, Ltd.	3,008,500	1,439,342	0.1%
	Arts Optical International Hldgs, Ltd.	730,000	243,676	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,434,572	0.1%
*	Asia Investment Finance Group, Ltd.	5,674,000	69,095	0.0%
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	862,853	0.1%
	Asia Standard Hotel Group, Ltd.	34,101,654	2,187,504	0.1%
#	Asia Standard International Group, Ltd.	13,270,917	3,555,044	0.2%
	Associated International Hotels, Ltd.	952,000	3,123,031	0.2%
*	Auto Italia Holdings	1,900,000	38,008	0.0%
*	Beautiful China Holdings Co., Ltd.	1,240,000	11,922	0.0%
*	Beijing Gas Blue Sky Holdings, Ltd.	3,872,000	263,118	0.0%
	BeijingWest Industries International, Ltd.	1,277,600	237,574	0.0%
*	Bisu Technology Group International, Ltd.	16,000	10,290	0.0%
	BOE Varitronix, Ltd.	2,769,293	2,027,630	0.1%
#*	Bonjour Holdings, Ltd.	13,988,600	547,168	0.0%
	Bossini International Holdings, Ltd.	3,699,500	220,592	0.0%
#	Bright Smart Securities & Commodities Group, Ltd.	5,020,000	1,590,901	0.1%
*	Brightoil Petroleum Holdings, Ltd.	10,052,000	1,932,730	0.1%
#*	Brockman Mining, Ltd.	22,810,814	300,984	0.0%
*	Burwill Holdings, Ltd.	31,596,960	1,398,878	0.1%
	Cafe de Coral Holdings, Ltd.	2,422,000	7,452,550	0.4%
*	Cash Financial Services Group, Ltd.	2,934,000	94,071	0.0%
*	CCT Land Holdings, Ltd.	18,640,000	23,867	0.0%
	Century City International Holdings, Ltd.	6,575,460	624,336	0.0%
	CGN Mining Co., Ltd.	3,050,000	222,786	0.0%
*	Champion Technology Holdings, Ltd.	864,254	112,998	0.0%
	Chen Hsong Holdings	1,212,000	362,591	0.0%
	Cheuk Nang Holdings, Ltd.	659,127	425,103	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,356,885	0.1%
*	China Baofeng International, Ltd.	22,000	11,197	0.0%
*	China Best Group Holding, Ltd.	6,700,000	97,971	0.0%
*	China Chuanglian Education Financial Group, Ltd.	4,664,000	90,596	0.0%
	China Display Optoelectronics Technology Holdings, Ltd.	4,288,000	627,432	0.0%
*	China Energy Development Holdings, Ltd.	52,140,000	620,528	0.0%
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	6,866	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	China Flavors & Fragrances Co., Ltd.	1,561,028	$415,967	0.0%
*	China Fortune Financial Group, Ltd.	6,570,000	173,437	0.0%
*	China Healthcare Enterprise Group, Ltd.	5,384,000	268,891	0.0%
*	China HKBridge Holdings, Ltd.	38,000	10,868	0.0%
#*	China LNG Group, Ltd.	7,534,001	1,255,957	0.1%
*	China Ludao Technology Co., Ltd.	580,000	121,261	0.0%
*	China Medical & Healthcare Group, Ltd.	42,916,800	1,571,931	0.1%
	China Motor Bus Co., Ltd.	60,600	785,728	0.1%
*	China Shandong Hi-Speed Financial Group, Ltd.	1,302,000	70,173	0.0%
*	China Soft Power Technology Holdings, Ltd.	1,198,402	21,077	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,222	0.0%
*	China Star Entertainment, Ltd.	1,850,000	149,477	0.0%
#*	China Strategic Holdings, Ltd.	65,506,250	974,911	0.1%
	China Ting Group Holdings, Ltd.	2,565,151	133,281	0.0%
#	Chinese Estates Holdings, Ltd.	1,368,500	2,329,967	0.1%
*	Chinlink International Holdings, Ltd.	1,379,800	196,593	0.0%
	Chinney Investments, Ltd.	1,180,000	578,777	0.0%
	Chong Hing Bank, Ltd.	107,000	219,247	0.0%
	Chow Sang Sang Holdings International, Ltd.	2,384,000	5,199,308	0.3%
	CHTC Fong's Industries Co., Ltd.	42,000	11,477	0.0%
	Chuang's China Investments, Ltd.	8,251,407	677,298	0.1%
	Chuang's Consortium International, Ltd.	7,163,043	1,673,033	0.1%
	CITIC Telecom International Holdings, Ltd.	12,249,125	3,502,926	0.2%
	CK Life Sciences Intl Holdings, Inc.	22,972,000	1,766,056	0.1%
#	CMBC Capital Holdings, Ltd.	12,270,000	1,071,842	0.1%
*	CMMB Vision Holdings, Ltd.	8,056,000	387,549	0.0%
	CNQC International Holdings, Ltd.	2,772,500	1,009,681	0.1%
	CNT Group, Ltd.	8,303,264	383,102	0.0%
#*	Common Splendor International Health Industry Group, Ltd.	9,024,000	833,227	0.1%
*	Continental Holdings, Ltd.	450,000	6,566	0.0%
#	Convenience Retail Asia, Ltd.	142,000	65,510	0.0%
#*	Convoy Global Holdings, Ltd.	41,370,000	1,003,048	0.1%
*	Cosmopolitan International Holdings, Ltd.	4,000,000	487,084	0.0%
#	Cowell e Holdings, Inc.	1,616,000	794,858	0.1%
*	CP Lotus Corp.	11,880,000	224,540	0.0%
*	Crocodile Garments	2,085,000	237,985	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	932,956	1,492,738	0.1%
	CSI Properties, Ltd.	39,356,383	2,044,964	0.1%
*	CST Group, Ltd.	133,296,000	838,469	0.1%
#	CW Group Holdings, Ltd.	2,644,500	478,389	0.0%
	Dah Sing Banking Group, Ltd.	3,888,716	8,606,102	0.5%
	Dah Sing Financial Holdings, Ltd.	1,483,344	9,968,172	0.6%
	Dickson Concepts International, Ltd.	1,282,500	499,997	0.0%
	Dynamic Holdings, Ltd.	52,000	51,615	0.0%
	Eagle Nice International Holdings, Ltd.	1,802,000	889,901	0.1%
	EcoGreen International Group, Ltd.	1,634,640	331,085	0.0%
*	Elegance Optical International Holdings, Ltd.	382,000	132,266	0.0%
	Emperor Capital Group, Ltd.	30,381,000	2,613,045	0.2%
	Emperor Entertainment Hotel, Ltd.	4,665,000	1,130,240	0.1%
	Emperor International Holdings, Ltd.	9,116,753	3,226,368	0.2%
	Emperor Watch & Jewellery, Ltd.	26,450,000	1,324,866	0.1%
#	Enerchina Holdings, Ltd.	19,213,500	392,205	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	ENM Holdings, Ltd.	14,680,000	$912,885	0.1%
#*	Esprit Holdings, Ltd.	14,828,050	8,972,221	0.5%
*	eSun Holdings, Ltd.	4,444,000	803,805	0.1%
*	Eternity Investment, Ltd.	830,000	24,367	0.0%
#	Fairwood Holdings, Ltd.	698,100	2,792,279	0.2%
	Far East Consortium International, Ltd.	9,749,463	5,325,337	0.3%
*	Far East Holdings International, Ltd.	720,000	81,342	0.0%
#	FIH Mobile, Ltd.	16,311,000	5,121,914	0.3%
	First Pacific Co., Ltd.	6,020,000	4,586,999	0.3%
*	First Shanghai Investments, Ltd.	5,576,000	758,795	0.1%
	Fountain SET Holdings, Ltd.	5,842,000	876,248	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	278,350	0.0%
*	Freeman FinTech Corp., Ltd.	14,840,000	866,164	0.1%
	Fulum Group Holdings, Ltd.	76,000	9,743	0.0%
	Future Bright Holdings, Ltd.	3,288,000	303,620	0.0%
*	Future World Financial Holdings, Ltd.	205,723	4,168	0.0%
*	G-Resources Group, Ltd.	172,599,600	2,278,946	0.1%
#*	GCL New Energy Holdings, Ltd.	28,214,000	2,062,565	0.1%
#	Get Nice Financial Group, Ltd.	2,090,600	603,372	0.0%
#	Get Nice Holdings, Ltd.	41,752,000	1,794,698	0.1%
	Giordano International, Ltd.	11,414,000	6,453,083	0.4%
*	Global Brands Group Holding, Ltd.	33,378,000	3,894,612	0.2%
	Glorious Sun Enterprises, Ltd.	4,328,000	499,760	0.0%
	Gold Peak Industries Holdings, Ltd.	3,029,642	320,342	0.0%
	Golden Resources Development International, Ltd.	3,330,500	211,424	0.0%
#*	Good Resources Holdings, Ltd.	9,720,000	511,043	0.0%
	Goodbaby International Holdings, Ltd.	752,000	410,825	0.0%
*	Grande Holdings, Ltd. (The)	882,000	195,576	0.0%
	Great Eagle Holdings, Ltd.	601,566	3,311,961	0.2%
*	Greenheart Group, Ltd.	320,000	38,576	0.0%
	Guangnan Holdings, Ltd.	2,363,600	300,035	0.0%
#	Guotai Junan International Holdings, Ltd.	23,547,797	7,528,359	0.4%
#	Haitong International Securities Group, Ltd.	13,383,259	7,590,734	0.4%
	Hanison Construction Holdings, Ltd.	2,103,649	391,258	0.0%
*	Hao Tian Development Group, Ltd.	19,412,400	672,556	0.1%
	Harbour Centre Development, Ltd.	935,500	1,772,754	0.1%
	Henry Group Holdings, Ltd.	466,000	122,047	0.0%
	High Fashion International, Ltd.	268,000	72,101	0.0%
	HKBN, Ltd.	3,255,500	3,305,540	0.2%
#	HKR International, Ltd.	5,975,936	3,813,824	0.2%
*	Hoifu Energy Group, Ltd.	482,000	54,334	0.0%
	Hon Kwok Land Investment Co., Ltd.	388,800	257,617	0.0%
	Hong Kong Aircraft Engineering Co., Ltd.	128,800	869,147	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	866,300	996,655	0.1%
	Hong Kong International Construction Investment Management Group Co., Ltd.	624,000	233,704	0.0%
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	139,301	0.0%
*	Hong Kong Television Network, Ltd.	3,023,751	1,085,971	0.1%
#	Hongkong & Shanghai Hotels, Ltd. (The)	2,205,345	3,581,962	0.2%
	Hongkong Chinese, Ltd.	5,038,000	897,453	0.1%
	Hop Hing Group Holdings, Ltd.	12,312,000	367,774	0.0%
	Hopewell Holdings, Ltd.	3,366,000	12,946,497	0.7%
#*	Hsin Chong Group Holdings, Ltd.	13,109,658	220,640	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Huarong International Financial Holdings, Ltd.	357,000	$119,944	0.0%
#*	Huarong Investment Stock Corp., Ltd.	490,000	65,443	0.0%
*	Huisheng International Holdings, Ltd.	3,008,000	152,458	0.0%
	Hung Hing Printing Group, Ltd.	2,728,000	541,669	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,696,000	4,199,245	0.2%
*	I-CABLE Communications, Ltd.	9,006,000	282,099	0.0%
#	IGG, Inc.	7,041,000	9,453,202	0.5%
*	Imagi International Holdings, Ltd.	2,142,300	200,511	0.0%
	International Housewares Retail Co., Ltd.	347,000	65,430	0.0%
*	International Standard Resources Holdings, Ltd.	12,991,625	78,317	0.0%
*	iOne Holdings, Ltd.	10,780,000	273,282	0.0%
	IPE Group, Ltd.	3,345,000	839,929	0.1%
#*	IRC, Ltd.	9,736,266	318,658	0.0%
	IT, Ltd.	4,344,532	2,250,802	0.1%
	ITC Properties Group, Ltd.	5,724,097	2,129,344	0.1%
*	Jinhui Holdings Co., Ltd.	90,000	13,932	0.0%
	Johnson Electric Holdings, Ltd.	2,358,750	9,516,625	0.5%
	Kader Holdings Co., Ltd.	92,000	12,142	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	154,885	0.0%
*	Kantone Holdings, Ltd.	901,364	36,962	0.0%
	Karrie International Holdings, Ltd.	2,028,000	296,512	0.0%
	Keck Seng Investments	878,600	741,420	0.1%
	Kerry Logistics Network, Ltd.	2,406,000	3,317,378	0.2%
	Kingmaker Footwear Holdings, Ltd.	1,914,955	613,896	0.0%
*	Kong Sun Holdings, Ltd.	6,900,000	326,713	0.0%
	Kowloon Development Co., Ltd.	2,523,000	2,878,291	0.2%
*	Kwan On Holdings, Ltd.	2,340,000	411,469	0.0%
	Kwoon Chung Bus Holdings, Ltd.	44,000	25,726	0.0%
	L'Occitane International SA	799,000	1,518,133	0.1%
*	L'sea Resources International Holdings, Ltd.	5,480,000	89,994	0.0%
	Lai Sun Development Co., Ltd.	1,823,866	3,297,873	0.2%
	Lai Sun Garment International, Ltd.	669,431	1,308,750	0.1%
	Lam Soon Hong Kong, Ltd.	302,310	418,472	0.0%
#*	Landing International Development, Ltd.	252,380,000	6,993,812	0.4%
	Landsea Green Properties Co., Ltd.	1,256,000	135,263	0.0%
*	LEAP Holdings Group, Ltd.	5,160,000	101,360	0.0%
	Lifestyle International Holdings, Ltd.	2,133,500	2,925,552	0.2%
	Lippo China Resources, Ltd.	20,922,000	671,331	0.0%
	Lippo, Ltd.	1,161,700	706,253	0.1%
	Liu Chong Hing Investment, Ltd.	1,299,200	2,232,873	0.1%
	Luk Fook Holdings International, Ltd.	3,243,000	13,718,512	0.8%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	172,198	0.0%
	Lung Kee Bermuda Holdings	1,609,875	767,776	0.1%
#*	Macau Legend Development, Ltd.	17,568,000	2,817,915	0.2%
	Magnificent Hotel Investment, Ltd.	13,170,000	397,203	0.0%
*	Man Sang International, Ltd.	132,000	7,915	0.0%
	Man Wah Holdings, Ltd.	11,957,600	10,803,091	0.6%
#*	Mason Group Holdings, Ltd.	49,353,399	835,783	0.1%
#*	Master Glory Group, Ltd.(BYTP1T9)	43,830,592	545,273	0.0%
#*	Master Glory Group, Ltd.(BYTP1T9)	394,860	4,910	0.0%
	Matrix Holdings, Ltd.	1,067,414	458,763	0.0%
*	Maxnerva Technology Services, Ltd.	578,000	150,481	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Melbourne Enterprises, Ltd.	39,500	$935,973	0.1%
	Melco International Development, Ltd.	2,601,000	7,128,476	0.4%
	Microport Scientific Corp.	357,000	352,331	0.0%
	Midas International Holdings, Ltd.	3,440,000	167,349	0.0%
*	Midland Holdings, Ltd.	5,182,000	1,401,585	0.1%
*	Midland IC&I, Ltd.	2,591,000	132,773	0.0%
	Ming Fai International Holdings, Ltd.	2,148,000	333,253	0.0%
	Miramar Hotel & Investment	922,000	1,990,635	0.1%
	Modern Dental Group, Ltd.	288,000	80,862	0.0%
*	Mongolian Mining Corp.	11,678,000	359,164	0.0%
	NagaCorp, Ltd.	11,248,000	9,087,661	0.5%
	Nameson Holdings, Ltd.	718,000	210,892	0.0%
	Nanyang Holdings, Ltd.	133,500	777,301	0.1%
	National Electronic Hldgs	2,668,600	380,175	0.0%
*	National United Resources Holdings, Ltd.	18,280,000	62,328	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	254,894	0.0%
*	New Century Group Hong Kong, Ltd.	13,351,464	233,258	0.0%
*	NEW Concepts Holdings, Ltd.	848,000	576,136	0.0%
*	New Sports Group, Ltd.	9,980,000	55,045	0.0%
*	New Times Energy Corp., Ltd.	8,918,600	308,578	0.0%
*	Newocean Energy Holdings, Ltd.	7,972,000	2,034,513	0.1%
*	Next Digital, Ltd.	4,295,183	264,412	0.0%
*	Nine Express, Ltd.	12,438,000	446,725	0.0%
*	OCI International Holdings, Ltd.	56,000	8,039	0.0%
	On Time Logistics Holdings, Ltd.	784,000	414,123	0.0%
#	OP Financial Investments, Ltd.	748,000	217,620	0.0%
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,214,706	626,313	0.0%
	Orient Overseas International, Ltd.	1,483,500	14,287,148	0.8%
#	Oriental Watch Holdings	3,070,800	660,790	0.0%
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,260	0.0%
*	Pacific Basin Shipping, Ltd.	29,537,000	6,744,741	0.4%
*	Pacific Edge, Ltd.	442,720	102,994	0.0%
*	Pacific Plywood Holdings, Ltd.	2,200,000	132,652	0.0%
#	Pacific Textiles Holdings, Ltd.	6,707,000	7,058,866	0.4%
	Pak Fah Yeow International, Ltd.	5,000	2,151	0.0%
	Paliburg Holdings, Ltd.	3,152,830	1,362,577	0.1%
#*	Paradise Entertainment, Ltd.	3,652,000	393,214	0.0%
*	Pearl Oriental Oil, Ltd.	11,849,400	402,742	0.0%
*	Pegasus Entertainment Holdings, Ltd.	664,000	27,659	0.0%
	Pegasus International Holdings, Ltd.	226,000	30,269	0.0%
	Perfect Shape Beauty Technology, Ltd.	1,172,000	155,500	0.0%
#	Pico Far East Holdings, Ltd.	5,578,000	2,360,082	0.1%
	Playmates Holdings, Ltd.	6,920,000	922,641	0.1%
	Playmates Toys, Ltd.	6,208,000	979,225	0.1%
	Plover Bay Technologies, Ltd.	240,000	48,725	0.0%
#	Pokfulam Development Co.	234,000	578,364	0.0%
	Polytec Asset Holdings, Ltd.	11,323,526	957,973	0.1%
*	PT International Development Co., Ltd.	2,839,150	192,800	0.0%
	Public Financial Holdings, Ltd.	3,102,000	1,400,324	0.1%
	PuraPharm Corp., Ltd.	137,000	59,747	0.0%
*	PYI Corp., Ltd.	24,147,973	536,137	0.0%
*	Qianhai Health Holdings, Ltd.	157,499	2,283	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Raymond Industrial, Ltd.	30,400	$4,347	0.0%
#*	Realord Group Holdings, Ltd.	364,000	237,048	0.0%
#	Regal Hotels International Holdings, Ltd.	2,837,800	2,016,016	0.1%
*	Regent Pacific Group, Ltd.	3,820,000	193,540	0.0%
#	Regina Miracle International Holdings, Ltd.	1,401,000	1,345,312	0.1%
#*	Rentian Technology Holdings, Ltd.	11,250,000	540,851	0.0%
#*	Runway Global Holdings Co., Ltd.	588,000	87,461	0.0%
#	SA SA International Holdings, Ltd.	11,456,708	4,157,532	0.2%
	Safety Godown Co., Ltd.	400,000	953,909	0.1%
	SAS Dragon Holdings, Ltd.	2,120,000	693,304	0.1%
#	SEA Holdings, Ltd.	1,543,523	1,606,414	0.1%
#	Shenyin Wanguo HK, Ltd.	4,201,250	1,525,684	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	36,216	0.0%
	Shun Ho Property Investments, Ltd.	1,254,757	469,464	0.0%
	Shun Tak Holdings, Ltd.	13,739,419	5,921,953	0.3%
*	Silver base Group Holdings, Ltd.	3,641,515	382,797	0.0%
#*	Sincere Watch Hong Kong, Ltd.	4,450,000	93,003	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	265,697	0.0%
	Singamas Container Holdings, Ltd.	11,450,000	2,378,820	0.1%
	SIS International Holdings	34,000	21,806	0.0%
	SITC International Holdings Co., Ltd.	2,029,000	1,957,100	0.1%
#	Sitoy Group Holdings, Ltd.	1,463,000	337,674	0.0%
	Sky Light Holdings, Ltd.	569,000	138,643	0.0%
#	SmarTone Telecommunications Holdings, Ltd.	3,758,531	4,679,616	0.3%
*	SOCAM Development, Ltd.	1,744,771	411,934	0.0%
*	Solartech International Holdings, Ltd.	11,520,000	1,077,503	0.1%
*	Solomon Systech International, Ltd.	10,100,000	510,902	0.0%
	Soundwill Holdings, Ltd.	596,500	1,290,979	0.1%
*	South China Assets Holdings, Ltd.	1,679,170	10,347	0.0%
*	South China Financial Holdings, Ltd.	21,850,000	137,350	0.0%
*	South China Holdings Co., Ltd.	17,774,503	649,573	0.0%
	Stella International Holdings, Ltd.	1,788,000	2,912,897	0.2%
*	Stelux Holdings International, Ltd.	3,011,400	235,637	0.0%
	Strong Petrochemical Holdings, Ltd.	1,928,000	391,432	0.0%
*	Success Universe Group, Ltd.	6,716,000	186,836	0.0%
#*	Summit Ascent Holdings, Ltd.	3,400,000	466,478	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	145,412	0.0%
	Sun Hung Kai & Co., Ltd.	4,713,429	3,021,461	0.2%
*	Suncorp Technologies, Ltd.	1,970,000	10,131	0.0%
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	114,361	0.0%
	TAI Cheung Holdings, Ltd.	2,114,000	2,440,220	0.1%
	Tai Sang Land Development, Ltd.	781,910	543,805	0.0%
*	Talent Property Group, Ltd.	14,355,000	176,767	0.0%
#	Tan Chong International, Ltd.	1,176,000	404,050	0.0%
	Tao Heung Holdings, Ltd.	1,166,000	215,286	0.0%
	Television Broadcasts, Ltd.	2,183,300	8,257,027	0.5%
*	Termbray Industries International Holdings, Ltd.	2,304,900	159,916	0.0%
	Tern Properties Co., Ltd.	51,200	32,987	0.0%
#	Texwinca Holdings, Ltd.	6,860,000	4,142,382	0.2%
#	Tian Teck Land, Ltd.	1,024,000	1,221,328	0.1%
	TK Group Holdings, Ltd.	326,000	160,915	0.0%
*	Tom Group, Ltd.	858,000	216,774	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Town Health International Medical Group, Ltd.	5,758,000	$553,234	0.0%
#	Tradelink Electronic Commerce, Ltd.	5,670,000	1,002,685	0.1%
	Transport International Holdings, Ltd.	1,306,141	4,169,998	0.2%
*	Trinity, Ltd.	8,046,000	671,442	0.0%
*	TSC Group Holdings, Ltd.	3,386,000	343,417	0.0%
#	Tsui Wah Holdings, Ltd.	2,006,000	303,624	0.0%
	Union Medical Healthcare, Ltd.	92,000	43,109	0.0%
#*	United Laboratories International Holdings, Ltd. (The)	5,624,000	4,896,378	0.3%
*	Universal Technologies Holdings, Ltd.	7,410,000	244,505	0.0%
*	Universe International Financial Holdings, Ltd.	125,000	12,823	0.0%
*	Up Energy Development Group, Ltd.	3,929,000	12,188	0.0%
	Upbest Group, Ltd.	72,000	10,872	0.0%
*	Value Convergence Holdings, Ltd.	3,168,000	585,363	0.0%
#	Value Partners Group, Ltd.	1,828,000	1,813,586	0.1%
	Vanke Property Overseas, Ltd.	49,000	29,868	0.0%
	Vantage International Holdings, Ltd.	3,160,000	413,049	0.0%
	Vedan International Holdings, Ltd.	3,576,000	357,567	0.0%
*	Victory City International Holdings, Ltd.	24,979,660	650,129	0.0%
	Vitasoy International Holdings, Ltd.	5,557,000	12,849,073	0.7%
*	VS International Group, Ltd.	1,022,000	48,551	0.0%
#	VSTECS Holdings, Ltd.	5,153,600	2,390,870	0.1%
	VTech Holdings, Ltd.	820,400	11,663,361	0.7%
	Wai Kee Holdings, Ltd.	7,614,738	3,553,549	0.2%
	Wang On Group, Ltd.	5,160,000	66,174	0.0%
	Win Hanverky Holdings, Ltd.	2,734,000	357,684	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	220,572	0.0%
	Wing On Co. International, Ltd.	759,000	2,686,803	0.2%
	Wing Tai Properties, Ltd.	1,993,331	1,380,818	0.1%
	Wonderful Sky Financial Group Holdings, Ltd.	898,000	219,951	0.0%
	Wong's International Holdings, Ltd.	737,641	296,472	0.0%
	Wong's Kong King International	322,000	49,549	0.0%
	Xinyi Glass Holdings, Ltd.	13,352,000	12,938,386	0.7%
	Yangtzekiang Garment, Ltd.	606,500	225,946	0.0%
#*	Yat Sing Holdings, Ltd.	190,000	60,016	0.0%
	Yau Lee Holdings, Ltd.	424,000	77,974	0.0%
#	Yeebo International Holdings, Ltd.	2,750,000	1,466,405	0.1%
	YGM Trading, Ltd.	447,000	446,978	0.0%
*	YT Realty Group, Ltd.	749,000	232,570	0.0%
	Yugang International, Ltd.	90,818,000	2,351,263	0.1%
TOTAL HONG KONG			495,947,493	27.3%

NEW ZEALAND — (6.0%)
*	a2 Milk Co., Ltd.	1,860,803	11,047,609	0.6%
	Abano Healthcare Group, Ltd.	30,725	204,942	0.0%
	Air New Zealand, Ltd.	2,616,238	5,910,451	0.3%
#	Arvida Group, Ltd.	158,917	129,456	0.0%
	Briscoe Group, Ltd.	2,235	4,956	0.0%
#	CBL Corp., Ltd.	41,896	84,316	0.0%
	Chorus, Ltd.	2,299,669	6,319,770	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	754,691	0.0%
	Comvita, Ltd.	9,464	55,102	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Contact Energy, Ltd.	1,081,342	$4,255,865	0.2%
	EBOS Group, Ltd.	451,590	5,439,399	0.3%
	Evolve Education Group, Ltd.	36,611	18,783	0.0%
#	Freightways, Ltd.	960,640	5,034,593	0.3%
	Genesis Energy, Ltd.	1,195,135	2,003,461	0.1%
	Gentrack Group, Ltd.	26,188	98,561	0.0%
	Hallenstein Glasson Holdings, Ltd.	242,445	554,201	0.0%
	Heartland Bank, Ltd.	1,124,916	1,462,481	0.1%
	Infratil, Ltd.	3,258,507	7,169,626	0.4%
	Investore Property, Ltd.	22,938	21,055	0.0%
	Kathmandu Holdings, Ltd.	702,915	1,155,350	0.1%
#	Mainfreight, Ltd.	536,356	8,978,181	0.5%
	Methven, Ltd.	96,877	66,262	0.0%
#	Metlifecare, Ltd.	593,206	2,346,947	0.1%
#	Metro Performance Glass, Ltd.	28,996	19,642	0.0%
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	760,645	0.1%
*	New Zealand Oil & Gas, Ltd.	829,896	411,792	0.0%
	New Zealand Refining Co., Ltd. (The)	600,495	1,035,674	0.1%
	NZME, Ltd.(BD5W4X2)	945,851	594,315	0.0%
	NZME, Ltd.(BD310N3)	16,366	10,197	0.0%
	NZX, Ltd.	952,265	769,712	0.1%
	Opus International Consultants, Ltd.	12,925	15,508	0.0%
*	Orion Health Group, Ltd.	4,001	2,874	0.0%
	PGG Wrightson, Ltd.	999,976	383,338	0.0%
#	Port of Tauranga, Ltd.	2,555,333	8,000,206	0.4%
*	Pushpay Holdings, Ltd.	21,325	42,143	0.0%
	Restaurant Brands New Zealand, Ltd.	586,805	2,724,262	0.2%
*	Rubicon, Ltd.	1,442,620	187,988	0.0%
	Ryman Healthcare, Ltd.	771,254	4,909,923	0.3%
	Sanford, Ltd.	382,357	2,065,969	0.1%
	Scales Corp., Ltd.	108,188	288,754	0.0%
	Scott Technology, Ltd.	45,734	111,238	0.0%
	Skellerup Holdings, Ltd.	573,961	703,553	0.0%
	SKY Network Television, Ltd.	2,080,268	3,560,445	0.2%
	SKYCITY Entertainment Group, Ltd.	5,461,701	14,539,711	0.8%
#	Steel & Tube Holdings, Ltd.	441,625	604,559	0.0%
	Summerset Group Holdings, Ltd.	810,855	2,702,543	0.2%
#*	Synlait Milk, Ltd.	33,400	187,701	0.0%
#	Tegel Group Holdings, Ltd.	103,983	98,870	0.0%
	Tilt Renewables, Ltd.	87,581	116,873	0.0%
	Tourism Holdings, Ltd.	376,639	1,308,985	0.1%
#*	Tower, Ltd.	887,040	491,922	0.0%
	Trade Me Group, Ltd.	1,783,440	5,507,596	0.3%
	Trilogy International, Ltd.	7,994	12,853	0.0%
	Trustpower, Ltd.	140,358	558,881	0.0%
	Turners Automotive Group, Ltd.	13,182	27,967	0.0%
	Vector, Ltd.	1,276,962	2,944,049	0.2%
	Vista Group International, Ltd.	6,705	23,775	0.0%
	Warehouse Group, Ltd. (The)	698,604	1,009,102	0.1%
*	Xero, Ltd.	124,576	2,934,082	0.2%
TOTAL NEW ZEALAND			122,783,705	6.8%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (10.1%)
*	Abterra, Ltd.	302,120	$20,513	0.0%
	Accordia Golf Trust	3,150,500	1,733,632	0.1%
	AEM Holdings, Ltd.	62,200	143,069	0.0%
	Amara Holdings, Ltd.	974,800	407,777	0.0%
	Ascendas India Trust	1,702,900	1,436,304	0.1%
*	ASL Marine Holdings, Ltd.	148,950	12,868	0.0%
	Baker Technology, Ltd.	289,580	142,273	0.0%
*	Banyan Tree Holdings, Ltd.	901,200	406,866	0.0%
#	Best World International, Ltd.	1,922,850	2,097,740	0.1%
	Bonvests Holdings, Ltd.	950,000	996,699	0.1%
	Boustead Projects, Ltd.	497,612	317,272	0.0%
	Boustead Singapore, Ltd.	1,827,636	1,208,346	0.1%
#	Breadtalk Group, Ltd.	894,200	1,033,402	0.1%
	Broadway Industrial Group, Ltd.	31,429	2,866	0.0%
#	Bukit Sembawang Estates, Ltd.	742,403	3,458,743	0.2%
	Bund Center Investment, Ltd.	659,825	372,843	0.0%
	Centurion Corp., Ltd.	825,900	339,728	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	2,277,799	2,959,199	0.2%
	China Sunsine Chemical Holdings, Ltd.	483,700	356,670	0.0%
	Chip Eng Seng Corp., Ltd.	3,399,700	2,394,864	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	989,112	0.1%
#	CITIC Envirotech, Ltd.	709,400	401,180	0.0%
	Civmec, Ltd.	162,700	67,369	0.0%
	Cogent Holdings, Ltd.	48,100	34,070	0.0%
	ComfortDelGro Corp., Ltd.	648,400	961,225	0.1%
#*	COSCO Shipping International Singapore Co., Ltd.	6,510,500	1,386,501	0.1%
*	Creative Technology, Ltd.	272,200	231,396	0.0%
#	CSE Global, Ltd.	3,443,600	948,280	0.1%
#	CWT, Ltd.	1,799,000	3,072,234	0.2%
#	Del Monte Pacific, Ltd.	2,363,364	537,705	0.0%
	Delfi, Ltd.	788,500	856,231	0.1%
*	DMX Technologies Group, Ltd.	2,096,000	30,261	0.0%
	Duty Free International, Ltd.	191,300	38,623	0.0%
*	Dyna-Mac Holdings, Ltd.	2,007,300	202,077	0.0%
	Elec & Eltek International Co., Ltd.	154,800	241,510	0.0%
	EnGro Corp., Ltd.	354,000	245,485	0.0%
#*	Ezion Holdings, Ltd.	12,591,378	1,819,750	0.1%
#*	Ezra Holdings, Ltd.	19,242,923	779,345	0.0%
*	Falcon Energy Group, Ltd.	465,700	21,175	0.0%
	Far East Orchard, Ltd.	1,096,185	1,245,733	0.1%
#	First Resources, Ltd.	4,909,700	7,097,371	0.4%
*	First Ship Lease Trust	160,900	9,811	0.0%
	First Sponsor Group, Ltd.	440,661	441,108	0.0%
#	Food Empire Holdings, Ltd.	1,418,200	671,416	0.0%
#	Fragrance Group, Ltd.	6,077,000	757,777	0.0%
	Frasers Centrepoint, Ltd.	336,900	513,990	0.0%
	Frencken Group, Ltd.	223,800	98,569	0.0%
	Fu Yu Corp., Ltd.	1,622,200	238,333	0.0%
#*	Gallant Venture, Ltd.	4,992,500	498,203	0.0%
#	Geo Energy Resources, Ltd.	2,425,500	534,138	0.0%
	GK Goh Holdings, Ltd.	1,484,065	1,078,483	0.1%
	GL, Ltd.	3,401,300	2,310,099	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Golden Agri-Resources, Ltd.	22,363,500	$6,481,658	0.4%
#	Golden Energy & Resources, Ltd.	382,200	131,728	0.0%
	GP Batteries International, Ltd.	235,000	220,767	0.0%
#	GP Industries, Ltd.	2,567,609	1,337,724	0.1%
#	GuocoLand, Ltd.	1,065,214	1,869,662	0.1%
#*	Halcyon Agri Corp., Ltd.	1,695,148	739,660	0.0%
	Hanwell Holdings, Ltd.	1,888,219	449,721	0.0%
#	Haw Par Corp., Ltd.	78,500	702,548	0.0%
#	Health Management International, Ltd.	1,405,730	650,016	0.0%
	Hi-P International, Ltd.	1,159,400	1,591,382	0.1%
	Hiap Hoe, Ltd.	498,000	319,581	0.0%
	Ho Bee Investment, Ltd.	1,604,700	2,979,508	0.2%
	Hong Fok Corp., Ltd.	3,531,394	2,306,303	0.1%
	Hong Leong Asia, Ltd.	716,300	643,636	0.0%
	Hong Leong Finance, Ltd.	238,500	477,972	0.0%
	Hotel Grand Central, Ltd.	1,531,768	1,663,103	0.1%
	Hour Glass, Ltd. (The)	1,814,832	906,634	0.1%
	Hutchison Port Holdings Trust	3,377,900	1,452,514	0.1%
	Hwa Hong Corp., Ltd.	2,123,500	528,783	0.0%
	Hyflux, Ltd.	3,262,300	1,172,786	0.1%
	iFAST Corp., Ltd.	27,200	19,368	0.0%
#	Indofood Agri Resources, Ltd.	3,432,100	1,131,677	0.1%
	InnoTek, Ltd.	408,900	92,972	0.0%
*	IPC Corp., Ltd.	108,270	39,133	0.0%
	Isetan Singapore, Ltd.	119,000	350,265	0.0%
#	Japfa, Ltd.	2,179,700	944,696	0.1%
#	k1 Ventures, Ltd.	1,005,220	541,764	0.0%
	Keppel Infrastructure Trust	8,949,932	3,643,721	0.2%
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,516,803	0.1%
	Koh Brothers Group, Ltd.	1,432,000	383,315	0.0%
#*	KrisEnergy, Ltd.	1,052,200	82,057	0.0%
#	KSH Holdings, Ltd.	547,200	373,540	0.0%
	Lian Beng Group, Ltd.	2,253,500	1,339,998	0.1%
	Low Keng Huat Singapore, Ltd.	912,900	465,610	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	332,968	0.0%
#	M1, Ltd.	2,631,500	3,475,043	0.2%
#	Mandarin Oriental International, Ltd.	643,900	1,415,632	0.1%
#*	Mermaid Maritime PCL	274,000	29,583	0.0%
#	Metro Holdings, Ltd.	2,738,692	2,521,425	0.1%
	Mewah International, Inc.	89,000	19,878	0.0%
*	Midas Holdings, Ltd.	8,558,700	1,319,858	0.1%
*	Nam Cheong, Ltd.	6,557,040	96,208	0.0%
	Nera Telecommunications, Ltd.	1,143,400	310,776	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	315,987	0.0%
#*	Noble Group, Ltd.	7,456,280	1,565,819	0.1%
	NSL, Ltd.	409,900	416,636	0.0%
	Olam International, Ltd.	170,000	293,154	0.0%
	OUE, Ltd.	1,988,000	3,004,125	0.2%
	Overseas Education, Ltd.	65,300	17,949	0.0%
#	Oxley Holdings, Ltd.	2,240,300	1,191,205	0.1%
#*	Pacc Offshore Services Holdings, Ltd.	600,500	147,778	0.0%
	Pan-United Corp., Ltd.	2,435,750	1,036,485	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
*	Penguin International, Ltd.	446,032	$106,516	0.0%
	Perennial Real Estate Holdings, Ltd.	117,100	76,037	0.0%
#	Q&M Dental Group Singapore, Ltd.	2,243,100	1,094,251	0.1%
	QAF, Ltd.	1,414,056	1,281,486	0.1%
#*	Raffles Education Corp., Ltd.	4,176,710	1,025,054	0.1%
#	Raffles Medical Group, Ltd.	4,578,378	3,794,814	0.2%
	RHT Health Trust	3,131,500	1,930,664	0.1%
	Riverstone Holdings, Ltd.	1,182,600	915,184	0.1%
	Rotary Engineering, Ltd.	1,499,400	494,439	0.0%
#*	Rowsley, Ltd.	3,028,500	288,917	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	124,066	0.0%
	San Teh, Ltd.	151,787	24,562	0.0%
	SATS, Ltd.	391,700	1,351,122	0.1%
	SBS Transit, Ltd.	926,200	1,699,775	0.1%
	SembCorp Industries, Ltd.	2,096,500	5,077,617	0.3%
#	SembCorp Marine, Ltd.	3,715,700	5,268,171	0.3%
#	Sheng Siong Group, Ltd.	4,185,700	2,901,819	0.2%
#	SHS Holdings, Ltd.	2,304,100	371,937	0.0%
	SIA Engineering Co., Ltd.	231,200	552,972	0.0%
#	SIIC Environment Holdings, Ltd.	4,602,820	1,790,065	0.1%
#	Sinarmas Land, Ltd.	6,897,100	2,149,223	0.1%
	Sing Holdings, Ltd.	1,561,700	555,344	0.0%
	Sing Investments & Finance, Ltd.	324,075	380,511	0.0%
#	Singapore Post, Ltd.	10,457,500	9,858,175	0.6%
#	Singapore Press Holdings, Ltd.	1,133,800	2,245,257	0.1%
	Singapore Reinsurance Corp., Ltd.	1,514,530	344,239	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	342,951	0.0%
	Singapura Finance, Ltd.	348,124	264,450	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	4,336,435	668,907	0.0%
	Stamford Land Corp., Ltd.	3,188,100	1,204,195	0.1%
#	StarHub, Ltd.	1,785,500	3,446,063	0.2%
	Straco Corp., Ltd.	130,000	81,538	0.0%
	Sunningdale Tech, Ltd.	865,360	1,466,369	0.1%
*	SunVic Chemical Holdings, Ltd.	1,137,845	54,350	0.0%
#*	Swiber Holdings, Ltd.	2,895,250	43,330	0.0%
*	Tat Hong Holdings, Ltd.	2,662,560	908,007	0.1%
	Tiong Woon Corp. Holding, Ltd.	228,100	47,750	0.0%
	Tuan Sing Holdings, Ltd.	4,252,495	1,293,659	0.1%
#	UMS Holdings, Ltd.	2,769,875	2,143,734	0.1%
	United Engineers, Ltd.	3,318,328	6,428,430	0.4%
#	United Industrial Corp., Ltd.	174,269	420,985	0.0%
	United Overseas Insurance, Ltd.	181,850	814,216	0.1%
	UOB-Kay Hian Holdings, Ltd.	2,008,761	1,996,451	0.1%
	UOL Group, Ltd.	297,417	1,972,369	0.1%
#	UPP Holdings, Ltd.	3,076,900	587,564	0.0%
	Valuetronics Holdings, Ltd.	1,828,750	1,388,981	0.1%
	Venture Corp., Ltd.	1,597,200	22,831,474	1.3%
	Vibrant Group, Ltd.	2,058,620	590,770	0.0%
	Vicom, Ltd.	119,500	504,936	0.0%
	Wee Hur Holdings, Ltd.	2,769,000	579,985	0.0%
	Wheelock Properties Singapore, Ltd.	1,933,000	2,836,701	0.2%
	Wing Tai Holdings, Ltd.	3,453,267	6,079,604	0.3%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
Yeo Hiap Seng, Ltd.	223,731	$207,000	0.0%
YHI International, Ltd.	176,200	54,219	0.0%
#* Yongnam Holdings, Ltd.	2,875,300	717,188	0.0%
Zhongmin Baihui Retail Group, Ltd.	26,900	18,935	0.0%
TOTAL SINGAPORE		208,958,676	11.5%

UNITED KINGDOM — (0.0%)
* GetBusy P.L.C.	133,833	73,767	0.0%
TOTAL COMMON STOCKS		1,800,706,014	99.2%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* BWX , Ltd. Rights 11/07/17	10,298	—	0.0%
* Clean Seas Seafood, Ltd. Rights 11/10/17	24,944	38	0.0%
* Nufarm, Ltd. Rights 11/15/17	312,838	407,031	0.0%
* Westgold Resources, Ltd. Rights 06/30/19	98,649	24,538	0.0%
TOTAL AUSTRALIA		431,607	0.0%

HONG KONG — (0.0%)
* China HKBridge Holdings, Ltd. Rights 11/20/17	19,000	73	0.0%
* International Standard Resources Holdings, Ltd. Warrants 05/10/18	3,097,050	3,970	0.0%
TOTAL HONG KONG		4,043	0.0%

NEW ZEALAND — (0.0%)
* Pacific Edge, Ltd. Rights 11/08/17	73,786	1,010	0.0%
TOTAL RIGHTS/WARRANTS		436,660	0.0%
TOTAL INVESTMENT SECURITIES		1,801,142,674

		Value†
SECURITIES LENDING COLLATERAL — (12.5%)
§@ DFA Short Term Investment Fund	22,292,852	257,950,593	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,978,371,714)		$2,059,093,267	113.4%

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$971,904,786	—	$971,904,786
China	—	1,037,587	—	1,037,587
Hong Kong	$573,686	495,373,807	—	495,947,493
New Zealand	—	122,783,705	—	122,783,705
Singapore	—	208,958,676	—	208,958,676
United Kingdom	73,767	—	—	73,767
Rights/Warrants
Australia	—	431,607	—	431,607
Hong Kong	—	4,043	—	4,043
New Zealand	—	1,010	—	1,010
Securities Lending Collateral	—	257,950,593	—	257,950,593
TOTAL	$647,453	$2,058,445,814	—	$2,059,093,267

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.7%)
Consumer Discretionary — (20.8%)
	4imprint Group P.L.C.	101,851	$2,600,592	0.1%
	888 Holdings P.L.C.	1,070,122	3,562,439	0.2%
	AA P.L.C.	3,246,551	7,384,550	0.3%
	Ascential P.L.C.	306,092	1,369,113	0.1%
	B&M European Value Retail SA	3,556,127	18,764,210	0.8%
	Bellway P.L.C.	662,602	32,126,797	1.4%
	Berkeley Group Holdings P.L.C.	100,356	4,986,746	0.2%
	Bloomsbury Publishing P.L.C.	311,604	678,735	0.0%
	Bovis Homes Group P.L.C.	921,633	14,397,861	0.6%
	Card Factory P.L.C.	1,222,154	5,097,009	0.2%
#*	Carpetright P.L.C.	95,402	210,325	0.0%
#	Centaur Media P.L.C.	537,905	390,840	0.0%
	Cineworld Group P.L.C.	1,219,783	10,762,045	0.5%
	Connect Group P.L.C.	1,312,384	1,921,771	0.1%
	Countryside Properties P.L.C.	358,419	1,691,768	0.1%
	Crest Nicholson Holdings P.L.C.	1,693,312	12,741,944	0.5%
	Daily Mail & General Trust P.L.C.	1,361,723	12,541,283	0.5%
	Debenhams P.L.C.	6,862,458	3,987,083	0.2%
	DFS Furniture P.L.C.	677,373	1,880,501	0.1%
	Dignity P.L.C.	288,661	9,292,840	0.4%
	Dixons Carphone P.L.C.	4,077,082	9,390,815	0.4%
	Domino's Pizza Group P.L.C.	2,536,833	11,309,590	0.5%
	Dunelm Group P.L.C.	427,603	4,157,867	0.2%
*	EI Group P.L.C.	3,204,098	5,722,835	0.2%
	Entertainment One, Ltd.	1,277,261	4,791,209	0.2%
	Euromoney Institutional Investor P.L.C.	281,428	4,316,940	0.2%
*	Findel P.L.C.	239,314	542,068	0.0%
	Fuller Smith & Turner P.L.C. Class A	135,207	1,726,102	0.1%
*	Future P.L.C.	52,125	239,613	0.0%
	Games Workshop Group P.L.C.	139,540	4,205,297	0.2%
	Greene King P.L.C.	1,786,209	12,834,892	0.6%
	Greggs P.L.C.	591,357	10,005,482	0.4%
	GVC Holdings P.L.C.	1,474,855	18,364,234	0.8%
	Gym Group P.L.C. (The)	456,040	1,344,757	0.1%
	Halfords Group P.L.C.	1,240,489	5,444,195	0.2%
	Headlam Group P.L.C.	460,886	3,612,036	0.2%
	Henry Boot P.L.C.	423,664	1,806,793	0.1%
	Hostelworld Group P.L.C.	123,775	561,610	0.0%
	Huntsworth P.L.C.	1,109,918	1,178,884	0.1%
	Inchcape P.L.C.	2,337,053	24,258,271	1.0%
	ITE Group P.L.C.	1,565,186	3,695,220	0.2%
	J D Wetherspoon P.L.C.	481,928	7,967,263	0.3%
#*	Jackpotjoy P.L.C.	144,566	1,567,066	0.1%
	JD Sports Fashion P.L.C.	2,289,045	10,870,409	0.5%
*	Jimmy Choo P.L.C.	338,542	1,034,159	0.0%
	John Menzies P.L.C.	471,357	4,380,166	0.2%
	Ladbrokes Coral Group P.L.C.	6,238,648	10,555,772	0.5%
	Laura Ashley Holdings P.L.C.	1,465,488	154,699	0.0%
	Lookers P.L.C.	1,876,000	2,613,586	0.1%
	Marston's P.L.C.	3,644,221	5,159,488	0.2%
	McCarthy & Stone P.L.C.	1,600,216	3,399,979	0.1%

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Millennium & Copthorne Hotels P.L.C.	995,879	$8,001,689	0.3%
	Mitchells & Butlers P.L.C.	1,178,448	3,998,168	0.2%
	MJ Gleeson P.L.C.	191,456	1,756,312	0.1%
#*	Mothercare P.L.C.	771,640	994,396	0.0%
	N Brown Group P.L.C.	1,083,230	4,334,454	0.2%
#*	Ocado Group P.L.C.	2,584,145	9,872,930	0.4%
	On the Beach Group P.L.C.	252,167	1,380,339	0.1%
#	Pendragon P.L.C.	7,184,488	2,407,924	0.1%
#	Pets at Home Group P.L.C.	1,490,288	3,486,482	0.2%
	Photo-Me International P.L.C.	1,249,846	2,974,917	0.1%
	Rank Group P.L.C.	865,458	2,735,761	0.1%
	Redrow P.L.C.	1,386,677	11,991,291	0.5%
	Restaurant Group P.L.C. (The)	1,177,060	4,747,703	0.2%
	Revolution Bars Group P.L.C.	14,864	33,454	0.0%
*	Sportech P.L.C.	396,817	553,217	0.0%
*	Sports Direct International P.L.C.	1,258,289	6,608,710	0.3%
	SSP Group P.L.C.	2,150,632	16,701,979	0.7%
	STV Group P.L.C.	4,868	23,248	0.0%
	SuperGroup P.L.C.	329,770	8,119,940	0.4%
	Tarsus Group P.L.C.	207,820	848,710	0.0%
	Ted Baker P.L.C.	153,478	5,647,875	0.2%
	Thomas Cook Group P.L.C.	8,687,680	13,822,620	0.6%
	Topps Tiles P.L.C.	925,429	857,430	0.0%
	Trinity Mirror P.L.C.	1,714,822	1,923,773	0.1%
	UBM P.L.C.	2,150,381	20,089,069	0.9%
	Vitec Group P.L.C. (The)	168,835	2,525,798	0.1%
	WH Smith P.L.C.	660,318	17,952,522	0.8%
	William Hill P.L.C.	4,390,122	15,064,779	0.6%
Total Consumer Discretionary			493,055,239	21.2%

Consumer Staples — (4.8%)
	A.G. Barr P.L.C.	665,276	5,514,365	0.2%
#	Anglo-Eastern Plantations P.L.C.	104,452	1,144,303	0.1%
	Booker Group P.L.C.	8,370,700	22,363,754	1.0%
	Britvic P.L.C.	1,306,339	13,130,641	0.6%
	Cranswick P.L.C.	287,167	11,746,946	0.5%
#	Dairy Crest Group P.L.C.	904,296	7,290,631	0.3%
	Devro P.L.C.	956,939	3,092,781	0.1%
	Greencore Group P.L.C.	3,643,038	9,327,356	0.4%
	Hilton Food Group P.L.C.	81,606	967,981	0.1%
	McBride P.L.C	31,345,230	41,631	0.0%
	McBride P.L.C.	1,080,870	3,086,103	0.1%
	McColl's Retail Group P.L.C.	77,861	295,498	0.0%
*	Premier Foods P.L.C.	4,656,491	2,424,894	0.1%
	PZ Cussons P.L.C.	1,596,632	7,007,604	0.3%
*	REA Holdings P.L.C.	50,639	224,448	0.0%
	Stock Spirits Group P.L.C.	879,433	2,942,542	0.1%
	Tate & Lyle P.L.C.	2,718,312	23,351,051	1.0%
Total Consumer Staples			113,952,529	4.9%

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Energy — (4.2%)
	Anglo Pacific Group P.L.C.	824,529	$1,474,831	0.1%
*	Cairn Energy P.L.C.	3,610,355	10,138,529	0.4%
*	EnQuest P.L.C.	6,129,232	2,097,955	0.1%
#*	Gulf Keystone Petroleum, Ltd.	344,229	476,576	0.0%
	Gulf Marine Services P.L.C.	122,883	87,813	0.0%
*	Hunting P.L.C.	865,376	6,024,755	0.3%
	James Fisher & Sons P.L.C.	274,504	5,661,665	0.2%
	John Wood Group P.L.C.	3,479,405	32,900,578	1.4%
*	Lamprell P.L.C.	1,201,647	1,180,947	0.1%
*	Nostrum Oil & Gas P.L.C.	162,231	810,692	0.0%
*	Ophir Energy P.L.C.	4,489,031	3,889,744	0.2%
	Petrofac, Ltd.	1,280,913	7,136,014	0.3%
#*	Premier Oil P.L.C.	3,177,084	2,873,050	0.1%
	Soco International P.L.C.	1,265,317	1,958,050	0.1%
#	Stobart Group, Ltd.	1,180,018	4,429,134	0.2%
#*	Tullow Oil P.L.C.	7,033,116	17,017,662	0.7%
Total Energy			98,157,995	4.2%

Financials — (14.8%)
*	Aldermore Group P.L.C.	1,178,492	4,710,601	0.2%
	Arrow Global Group P.L.C.	939,424	5,291,435	0.2%
	Ashmore Group P.L.C.	2,065,004	10,558,144	0.5%
	Beazley P.L.C.	2,911,016	19,527,655	0.8%
	BGEO Group P.L.C.	232,578	10,983,062	0.5%
	Brewin Dolphin Holdings P.L.C.	1,629,292	7,648,500	0.3%
	Charles Stanley Group P.L.C.	122,025	650,401	0.0%
	Charles Taylor P.L.C.	192,071	702,092	0.0%
	Chesnara P.L.C.	681,089	3,482,261	0.1%
	Close Brothers Group P.L.C.	842,028	15,529,712	0.7%
	CMC Markets P.L.C.	503,588	1,063,599	0.0%
*	CYBG P.L.C.	2,741,767	11,467,578	0.5%
	esure Group P.L.C.	1,683,935	6,007,272	0.3%
	Hansard Global P.L.C.	16,468	18,846	0.0%
	Hastings Group Holdings P.L.C.	848,972	3,551,252	0.2%
	Hiscox, Ltd.	1,547,072	29,336,860	1.3%
	IG Group Holdings P.L.C.	1,926,366	16,715,603	0.7%
	Intermediate Capital Group P.L.C.	1,606,829	20,747,945	0.9%
	International Personal Finance P.L.C.	1,161,020	3,111,754	0.1%
*	IP Group P.L.C.	1,901,736	3,735,548	0.2%
*	Janus Henderson Group P.L.C.	6,964	241,982	0.0%
	Jardine Lloyd Thompson Group P.L.C.	697,844	12,078,387	0.5%
	Jupiter Fund Management P.L.C.	2,283,894	18,021,025	0.8%
	Just Group P.L.C.	2,130,057	4,360,033	0.2%
	Lancashire Holdings, Ltd.	1,252,367	12,496,084	0.5%
	Man Group P.L.C.	9,157,327	23,548,762	1.0%
	NEX Group P.L.C.	1,698,725	14,295,946	0.6%
	Non-Standard Finance P.L.C.	41,040	41,372	0.0%
#	OneSavings Bank P.L.C.	878,686	4,729,329	0.2%
	Paragon Banking Group P.L.C.	1,630,518	10,290,131	0.4%
	Phoenix Group Holdings	2,000,670	20,109,594	0.9%
	Provident Financial P.L.C.	1,915	23,701	0.0%

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Rathbone Brothers P.L.C.	261,693	$8,903,920	0.4%
	River & Mercantile Group P.L.C.	2,983	13,909	0.0%
	S&U P.L.C.	20,417	541,124	0.0%
	Saga P.L.C.	5,734,496	14,553,582	0.6%
	Standard Life Aberdeen P.L.C.	1,039,369	5,930,874	0.3%
	TP ICAP P.L.C.	2,829,016	20,454,412	0.9%
	Virgin Money Holdings UK P.L.C.	1,376,117	5,330,733	0.2%
	Waterloo Investment Holdings, Ltd.	4,000	531	0.0%
Total Financials			350,805,551	15.0%

Health Care — (3.8%)
*	BTG P.L.C.	1,883,903	18,858,989	0.8%
	Cambian Group P.L.C.	559,761	1,442,241	0.1%
#*	Circassia Pharmaceuticals P.L.C.	469,883	521,106	0.0%
	Consort Medical P.L.C.	268,957	3,963,876	0.2%
	Dechra Pharmaceuticals P.L.C.	286,478	7,823,170	0.3%
	Genus P.L.C.	330,930	10,334,910	0.4%
#	Hikma Pharmaceuticals P.L.C.	129,885	2,007,633	0.1%
*	Indivior P.L.C.	3,837,838	18,938,519	0.8%
	Integrated Diagnostics Holdings P.L.C.	330,094	1,287,189	0.1%
	Spire Healthcare Group P.L.C.	1,177,046	4,644,230	0.2%
	UDG Healthcare P.L.C.	1,295,217	15,903,433	0.7%
*	Vectura Group P.L.C.	3,488,250	4,631,673	0.2%
Total Health Care			90,356,969	3.9%

Industrials — (25.8%)
	Aggreko P.L.C.	1,334,788	16,611,140	0.7%
	Air Partner P.L.C.	247,053	409,979	0.0%
	Alumasc Group P.L.C. (The)	45,428	100,740	0.0%
	Avon Rubber P.L.C.	135,585	1,762,499	0.1%
	Balfour Beatty P.L.C.	3,883,006	14,125,920	0.6%
	BBA Aviation P.L.C.	5,990,848	25,309,196	1.1%
	Bodycote P.L.C.	1,114,819	13,865,988	0.6%
	Braemar Shipping Services P.L.C.	138,732	568,697	0.0%
	Capita P.L.C.	1,200,867	8,362,864	0.4%
#	Carillion P.L.C.	2,653,376	1,602,315	0.1%
	Carr's Group P.L.C.	343,111	656,055	0.0%
	Castings P.L.C.	157,187	970,163	0.0%
	Chemring Group P.L.C.	1,670,720	3,827,281	0.2%
#	Clarkson P.L.C.	135,973	5,300,557	0.2%
	Clipper Logistics P.L.C.	46,575	269,293	0.0%
*	Cobham P.L.C.	12,408,518	22,901,572	1.0%
	Communisis P.L.C.	1,085,623	778,807	0.0%
	Costain Group P.L.C.	596,856	3,422,526	0.2%
	De La Rue P.L.C.	662,727	6,158,430	0.3%
*	Dialight P.L.C.	102,467	871,318	0.0%
	Diploma P.L.C.	643,732	9,219,389	0.4%
	Elis SA	377,312	9,747,615	0.4%
	Fenner P.L.C.	1,150,727	5,270,556	0.2%
*	Firstgroup P.L.C.	7,308,367	10,676,482	0.5%
*	Flybe Group P.L.C.	616,871	286,808	0.0%

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	G4S P.L.C.	686,732	$2,562,487	0.1%
	Galliford Try P.L.C.	481,131	7,796,892	0.3%
	Go-Ahead Group P.L.C.	245,440	5,769,958	0.3%
	Goodwin P.L.C.	383	10,469	0.0%
	Grafton Group P.L.C.	1,236,009	13,504,080	0.6%
	Harvey Nash Group P.L.C.	29,146	38,749	0.0%
	Hays P.L.C.	8,341,552	20,648,960	0.9%
	Hogg Robinson Group P.L.C.	182,016	181,533	0.0%
	HomeServe P.L.C.	1,383,521	15,731,024	0.7%
	Howden Joinery Group P.L.C.	3,763,658	20,496,619	0.9%
	IMI P.L.C.	1,368,653	22,207,186	1.0%
#	Interserve P.L.C.	841,666	815,460	0.0%
	IWG P.L.C.	3,349,423	9,582,930	0.4%
	John Laing Group P.L.C.	1,230,137	4,663,459	0.2%
	Keller Group P.L.C.	436,813	5,434,047	0.2%
	Kier Group P.L.C.	558,502	7,709,817	0.3%
	Management Consulting Group P.L.C.	788,035	66,366	0.0%
	Mears Group P.L.C.	559,712	3,368,948	0.1%
	Meggitt P.L.C.	3,799,091	26,153,041	1.1%
	Melrose Industries P.L.C.	9,415,164	27,500,308	1.2%
#	Mitie Group P.L.C.	2,122,246	6,678,107	0.3%
	Morgan Advanced Materials P.L.C.	1,596,390	6,657,823	0.3%
	Morgan Sindall Group P.L.C.	220,734	4,236,265	0.2%
	National Express Group P.L.C.	2,332,891	11,388,239	0.5%
	Norcros P.L.C.	29,186	68,611	0.0%
	Northgate P.L.C.	818,775	4,869,226	0.2%
	Pagegroup P.L.C.	1,768,306	10,983,990	0.5%
	PayPoint P.L.C.	283,410	3,456,574	0.2%
	Polypipe Group P.L.C.	1,128,301	6,186,334	0.3%
	Porvair P.L.C.	23,296	145,310	0.0%
	QinetiQ Group P.L.C.	3,166,821	10,265,348	0.4%
	Renewi P.L.C.	3,982,348	5,488,964	0.2%
*	Renold P.L.C.	193,435	112,467	0.0%
	Rentokil Initial P.L.C.	4,056,594	18,089,762	0.8%
	Ricardo P.L.C.	271,798	2,952,222	0.1%
	Robert Walters P.L.C.	381,498	3,147,939	0.1%
	Rotork P.L.C.	4,239,914	14,795,429	0.6%
	Royal Mail P.L.C.	737,584	3,665,167	0.2%
	RPS Group P.L.C.	1,347,928	5,266,437	0.2%
	Senior P.L.C.	2,470,762	9,462,853	0.4%
*	Serco Group P.L.C.	3,356,146	5,198,162	0.2%
	Severfield P.L.C.	1,262,597	1,093,973	0.1%
	SIG P.L.C.	3,688,259	8,447,397	0.4%
	Speedy Hire P.L.C.	2,890,361	2,122,491	0.1%
	Spirax-Sarco Engineering P.L.C.	367,759	27,595,228	1.2%
	St. Ives P.L.C.	747,425	729,834	0.0%
	Stagecoach Group P.L.C.	2,117,596	4,690,609	0.2%
	Sthree P.L.C.	530,086	2,499,544	0.1%
	T Clarke P.L.C.	147,457	151,727	0.0%
	Travis Perkins P.L.C.	853,860	17,236,813	0.7%
	Trifast P.L.C.	465,641	1,361,245	0.1%
	Tyman P.L.C.	517,200	2,350,020	0.1%

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Ultra Electronics Holdings P.L.C.	410,895	$9,949,709	0.4%
	Vesuvius P.L.C.	1,471,231	11,477,902	0.5%
*	Volex P.L.C.	307,047	293,600	0.0%
	Volution Group P.L.C.	175,581	492,492	0.0%
	Vp P.L.C.	159,998	1,700,303	0.1%
	Weir Group P.L.C. (The)	633,437	16,421,638	0.7%
	Wilmington P.L.C.	334,384	1,053,065	0.0%
	Wincanton P.L.C.	657,672	2,184,073	0.1%
*	Wizz Air Holdings P.L.C.	141,798	6,168,164	0.3%
	XP Power, Ltd.	79,867	3,711,725	0.2%
Total Industrials			612,165,304	26.3%

Information Technology — (10.9%)
	Acal P.L.C.	350,908	1,477,451	0.1%
	Auto Trader Group P.L.C.	3,741,417	17,013,390	0.7%
	AVEVA Group P.L.C.	418,609	14,024,471	0.6%
	Computacenter P.L.C.	441,424	5,832,228	0.2%
	Electrocomponents P.L.C.	2,762,938	25,482,641	1.1%
#	Equiniti Group P.L.C.	1,035,565	4,164,596	0.2%
	FDM Group Holdings P.L.C.	117,624	1,525,166	0.1%
	Fidessa Group P.L.C.	213,522	6,456,266	0.3%
	Gocompare.Com Group P.L.C.	1,697,878	2,295,704	0.1%
	Halma P.L.C.	1,908,645	29,948,327	1.3%
*	Imagination Technologies Group P.L.C.	594,017	1,424,477	0.1%
	Kainos Group P.L.C.	116,379	439,286	0.0%
	Laird P.L.C.	2,935,275	6,356,247	0.3%
	Moneysupermarket.com Group P.L.C.	2,650,925	11,437,629	0.5%
#	NCC Group P.L.C.	1,099,853	3,358,838	0.1%
	Oxford Instruments P.L.C.	313,269	3,953,004	0.2%
*	Paysafe Group P.L.C.	2,424,051	18,868,212	0.8%
	Playtech P.L.C.	1,462,260	19,106,906	0.8%
	Renishaw P.L.C.	194,895	12,821,685	0.5%
	Rightmove P.L.C.	468,485	25,845,606	1.1%
	RM P.L.C.	318,504	687,367	0.0%
	SDL P.L.C.	429,038	3,065,901	0.1%
	Softcat P.L.C.	510,218	3,636,803	0.2%
	Spectris P.L.C.	701,125	23,837,173	1.0%
	Spirent Communications P.L.C.	3,259,260	4,275,754	0.2%
	TT Electronics P.L.C.	889,623	2,637,887	0.1%
	Xaar P.L.C.	378,164	2,463,138	0.1%
	ZPG P.L.C.	1,407,097	6,541,219	0.3%
Total Information Technology			258,977,372	11.1%

Materials — (7.4%)
	Acacia Mining P.L.C.	900,534	2,156,455	0.1%
*	Carclo P.L.C.	238,794	421,006	0.0%
	Centamin P.L.C.	6,065,603	11,225,942	0.5%
	DS Smith P.L.C.	3,354,420	23,198,985	1.0%
	Elementis P.L.C.	2,658,318	10,038,556	0.4%
	Essentra P.L.C.	1,496,471	10,579,865	0.5%
	Evraz P.L.C.	1,700,218	6,516,459	0.3%

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Ferrexpo P.L.C.	1,726,748	$5,828,920	0.3%
	Forterra P.L.C.	216,806	864,284	0.0%
*	Gem Diamonds, Ltd.	654,276	695,095	0.0%
	Hill & Smith Holdings P.L.C.	448,007	7,870,505	0.3%
	Hochschild Mining P.L.C.	1,434,696	4,200,098	0.2%
	Ibstock P.L.C.	1,477,451	4,868,597	0.2%
*	KAZ Minerals P.L.C.	1,433,524	15,478,418	0.7%
#*	Lonmin P.L.C.	1,584,135	2,114,480	0.1%
	Low & Bonar P.L.C.	1,194,255	1,094,050	0.0%
	Marshalls P.L.C.	1,138,633	7,211,928	0.3%
*	Petra Diamonds, Ltd.	3,145,803	3,216,066	0.1%
#*	Petropavlovsk P.L.C.	13,841,290	1,473,055	0.1%
	RPC Group P.L.C.	2,253,573	28,202,447	1.2%
	Synthomer P.L.C.	1,390,961	9,044,905	0.4%
	Vedanta Resources P.L.C.	344,513	4,062,681	0.2%
	Victrex P.L.C.	482,843	15,374,148	0.7%
	Zotefoams P.L.C.	93,537	437,162	0.0%
Total Materials			176,174,107	7.6%

Real Estate — (2.3%)
#	Capital & Counties Properties P.L.C.	4,125,455	14,588,700	0.6%
	CLS Holdings P.L.C.	357,932	1,051,510	0.0%
#*	Countrywide P.L.C.	736,847	1,220,653	0.1%
	Daejan Holdings P.L.C.	41,786	3,439,306	0.2%
	Foxtons Group P.L.C.	1,025,578	1,077,409	0.0%
	Grainger P.L.C.	2,849,366	10,537,826	0.5%
	Harworth Group P.L.C.	30,680	43,801	0.0%
	Helical P.L.C.	645,281	2,637,656	0.1%
	LSL Property Services P.L.C.	337,727	1,048,431	0.0%
*	Raven Russia, Ltd.	1,019,157	667,820	0.0%
	Savills P.L.C.	819,792	10,155,621	0.4%
	St. Modwen Properties P.L.C.	1,203,358	6,081,627	0.3%
	U & I Group P.L.C.	734,066	1,800,490	0.1%
Total Real Estate			54,350,850	2.3%

Telecommunication Services — (1.3%)
	Inmarsat P.L.C.	2,371,810	19,563,902	0.9%
	KCOM Group P.L.C.	3,231,847	4,612,984	0.2%
#	TalkTalk Telecom Group P.L.C.	2,658,372	7,538,628	0.3%
Total Telecommunication Services			31,715,514	1.4%

Utilities — (1.6%)
	Drax Group P.L.C.	2,300,814	8,488,489	0.4%
	Pennon Group P.L.C.	2,236,812	23,590,729	1.0%

The United Kingdom Small Company Series
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
Telecom Plus P.L.C.	331,422	$5,369,598	0.2%
Total Utilities		37,448,816	1.6%
TOTAL COMMON STOCKS		2,317,160,246	99.5%
TOTAL INVESTMENT SECURITIES		2,317,160,246

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
§@ DFA Short Term Investment Fund	4,640,939	53,700,300	2.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,951,561,258)		$2,370,860,546	101.8%

The United Kingdom Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$493,055,239	—	$493,055,239
Consumer Staples	—	113,952,529	—	113,952,529
Energy	—	98,157,995	—	98,157,995
Financials	—	350,805,551	—	350,805,551
Health Care	—	90,356,969	—	90,356,969
Industrials	—	612,165,304	—	612,165,304
Information Technology	—	258,977,372	—	258,977,372
Materials	—	176,174,107	—	176,174,107
Real Estate	—	54,350,850	—	54,350,850
Telecommunication Services	—	31,715,514	—	31,715,514
Utilities	—	37,448,816	—	37,448,816
Securities Lending Collateral	—	53,700,300	—	53,700,300
TOTAL	—	$2,370,860,546	—	$2,370,860,546

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (91.6%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	18,464	$2,289,181	0.0%
	ANDRITZ AG	351,021	19,848,846	0.4%
	Atrium European Real Estate, Ltd.	784,678	3,675,385	0.1%
#	Austria Technologie & Systemtechnik AG	162,266	3,474,069	0.1%
	BUWOG AG	489,463	14,108,603	0.3%
	CA Immobilien Anlagen AG	447,444	12,758,181	0.2%
#	DO & CO AG	33,913	1,798,393	0.0%
	EVN AG	210,647	3,325,087	0.1%
*	FACC AG	121,108	2,111,886	0.0%
	Flughafen Wien AG	21,308	857,413	0.0%
#	IMMOFINANZ AG	5,007,188	12,654,401	0.2%
	Josef Manner & Co. AG	870	60,184	0.0%
	Kapsch TrafficCom AG	33,915	1,969,848	0.0%
	Lenzing AG	66,004	8,934,872	0.2%
	Mayr Melnhof Karton AG	49,633	7,206,168	0.1%
	Oberbank AG	45,050	4,174,215	0.1%
	Oesterreichische Post AG	202,551	8,994,512	0.2%
	Palfinger AG	90,652	4,007,204	0.1%
	POLYTEC Holding AG	103,266	2,569,517	0.0%
#	Porr Ag	50,044	1,564,598	0.0%
*	Raiffeisen Bank International AG	394,076	13,704,435	0.2%
#	Rosenbauer International AG	19,267	1,215,573	0.0%
	S IMMO AG	330,386	5,819,587	0.1%
#*	Schoeller-Bleckmann Oilfield Equipment AG	63,374	5,913,337	0.1%
#	Semperit AG Holding	68,546	2,004,275	0.0%
	Strabag SE	105,005	4,384,573	0.1%
	Telekom Austria AG	750,700	7,028,178	0.1%
	UBM Realitaetenentwicklung AG	7,987	363,719	0.0%
	UNIQA Insurance Group AG	804,719	8,245,052	0.1%
	Verbund AG	308,524	7,492,241	0.1%
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	193,477	5,663,916	0.1%
	Wienerberger AG	617,965	15,855,402	0.3%
#	Wolford AG	11,252	208,606	0.0%
	Zumtobel Group AG	173,368	2,964,066	0.1%
TOTAL AUSTRIA			197,245,523	3.4%

BELGIUM — (4.2%)
#*	Ablynx NV	353,451	7,251,510	0.1%
	Ackermans & van Haaren NV	134,719	23,072,545	0.4%
*	AGFA-Gevaert NV	1,218,771	5,726,252	0.1%
	Atenor	9,421	530,505	0.0%
	Banque Nationale de Belgique	87	289,376	0.0%
	Barco NV	67,758	6,942,025	0.1%
	Bekaert SA	214,947	10,167,357	0.2%
#*	Biocartis NV	37,762	565,878	0.0%
	bpost SA	503,661	14,200,245	0.3%
#*	Celyad SA	41,080	2,394,637	0.0%
	Cie d'Entreprises CFE	48,913	7,152,500	0.1%
	Cie Immobiliere de Belgique SA	14,788	915,336	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	472,710	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	D'ieteren SA	139,221	$6,367,155	0.1%
*	Dalenys	20,562	212,932	0.0%
	Deceuninck NV	385,581	1,431,238	0.0%
	Econocom Group SA	686,666	5,284,725	0.1%
	Elia System Operator SA	170,406	9,884,466	0.2%
#	Euronav NV	767,990	6,364,502	0.1%
	EVS Broadcast Equipment SA	75,122	2,823,224	0.1%
#	Exmar NV	174,456	1,160,296	0.0%
#*	Fagron	262,019	3,398,795	0.1%
*	Galapagos NV(B07MXC1)	27,600	2,677,761	0.1%
*	Galapagos NV(B07Q2V5)	220,186	21,413,464	0.4%
	Gimv NV	51,130	3,081,494	0.1%
#	Ion Beam Applications	115,719	3,547,262	0.1%
	Jensen-Group NV	14,795	712,037	0.0%
	Kinepolis Group NV	94,699	6,398,925	0.1%
#	Lotus Bakeries	1,464	3,716,696	0.1%
#*	MDxHealth	214,040	1,190,310	0.0%
	Melexis NV	113,154	11,338,431	0.2%
#*	Nyrstar NV	745,540	5,952,157	0.1%
	Ontex Group NV	470,726	16,555,281	0.3%
	Orange Belgium SA	178,058	4,124,421	0.1%
	Picanol	28,690	3,236,963	0.1%
	RealDolmen	120	3	0.0%
	RealDolmen NV/SA	9,714	283,282	0.0%
	Recticel SA	247,048	2,445,986	0.0%
#	Resilux	5,092	893,495	0.0%
	Roularta Media Group NV	10,773	269,067	0.0%
	Sapec	1,288	89,274	0.0%
	Sioen Industries NV	50,085	1,524,965	0.0%
	Sipef SA	31,777	2,337,772	0.0%
*	Telenet Group Holding NV	35,452	2,451,852	0.0%
	TER Beke SA	2,544	513,421	0.0%
*	Tessenderlo Group SA	213,754	10,257,793	0.2%
#*	ThromboGenics NV	183,701	956,760	0.0%
#*	TiGenix NV	898,987	1,026,375	0.0%
	Umicore SA	703,600	31,444,010	0.6%
	Van de Velde NV	35,498	1,963,996	0.0%
*	Viohalco SA	583,796	2,006,434	0.0%
TOTAL BELGIUM			259,017,896	4.5%

DENMARK — (4.8%)
#	ALK-Abello A.S.	36,440	5,704,164	0.1%
	Alm Brand A.S.	562,935	5,822,412	0.1%
	Ambu A.S. Class B	134,157	12,365,487	0.2%
	Arkil Holding A.S. Class B	504	108,341	0.0%
*	Bang & Olufsen A.S.	256,627	5,948,126	0.1%
	BankNordik P/F	4,503	83,149	0.0%
#*	Bavarian Nordic A.S.	204,295	8,289,868	0.2%
	Brodrene Hartmann A.S.	16,148	877,849	0.0%
#	Columbus A.S.	305,416	631,313	0.0%
#*	D/S Norden A.S.	182,838	3,798,293	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	DFDS A.S.	175,917	$10,201,768	0.2%
	Djurslands Bank A.S.	8,970	355,388	0.0%
#	FLSmidth & Co. A.S.	254,968	17,478,513	0.3%
	Fluegger A.S. Class B	4,198	235,155	0.0%
	GN Store Nord A.S.	855,243	28,303,028	0.5%
	Gronlandsbanken A.S.	1,125	112,674	0.0%
*	H+H International A.S. Class B	55,740	1,134,490	0.0%
	Harboes Bryggeri A.S. Class B	16,516	288,156	0.0%
	IC Group A.S.	40,541	995,973	0.0%
#*	Jeudan A.S.	6,151	687,570	0.0%
	Jyske Bank A.S.	434,014	24,525,321	0.4%
	Lan & Spar Bank	4,981	358,456	0.0%
	Matas A.S.	201,093	2,251,807	0.0%
*	Nilfisk Holding A.S.	182,797	8,784,672	0.2%
*	NKT A.S.	182,797	7,836,733	0.1%
	NNIT A.S.	40,346	1,149,447	0.0%
	Nordjyske Bank A.S.	41,325	782,961	0.0%
	Parken Sport & Entertainment A.S.	33,556	382,838	0.0%
	Per Aarsleff Holding A.S.	122,724	3,401,661	0.1%
	Ringkjoebing Landbobank A.S.	124,338	6,206,953	0.1%
#	Roblon A.S. Class B	2,700	172,920	0.0%
	Rockwool International A.S. Class A	116	28,769	0.0%
	Rockwool International A.S. Class B	45,423	12,331,779	0.2%
	Royal Unibrew A.S.	243,054	13,992,764	0.3%
#	RTX A.S.	43,826	1,299,942	0.0%
*	Santa Fe Group A.S.	127,806	1,000,615	0.0%
	Schouw & Co. AB	78,577	8,176,982	0.2%
	SimCorp A.S.	236,334	14,433,485	0.3%
	Solar A.S. Class B	33,952	2,180,118	0.0%
	Spar Nord Bank A.S.	486,903	6,192,693	0.1%
	Sydbank A.S.	500,255	19,529,181	0.3%
	TDC A.S.	5,173,971	30,589,544	0.5%
	Tivoli A.S.	9,390	819,256	0.0%
*	TK Development A.S.	600,824	883,741	0.0%
*	Topdanmark A.S.	491,266	20,195,323	0.4%
	United International Enterprises	10,218	2,122,091	0.0%
#*	Vestjysk Bank A.S.	334,282	153,371	0.0%
#*	Zealand Pharma A.S.	140,795	2,601,171	0.1%
TOTAL DENMARK			295,806,311	5.1%

FINLAND — (6.0%)
#	Afarak Group Oyj	261,495	254,546	0.0%
	Ahlstrom-Munksjo Oyj	99,431	2,181,964	0.0%
	Aktia Bank Oyj	147,998	1,598,231	0.0%
	Alandsbanken Abp Class B	21,354	373,388	0.0%
	Alma Media Oyj	67,683	548,166	0.0%
	Amer Sports Oyj	678,576	16,883,420	0.3%
	Apetit Oyj	18,766	292,898	0.0%
	Aspo Oyj	92,762	992,059	0.0%
	Atria Oyj	64,462	898,749	0.0%
*	BasWare Oyj	45,370	2,234,746	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	Bittium Oyj	175,613	$1,266,577	0.0%
	Cargotec Oyj Class B	240,996	14,226,789	0.3%
#*	Caverion Oyj	604,858	4,578,280	0.1%
	Citycon Oyj	2,307,048	5,633,354	0.1%
	Cramo Oyj	216,643	4,809,731	0.1%
	Digia Oyj	69,731	203,763	0.0%
	Elisa Oyj	674,321	27,152,966	0.5%
	F-Secure Oyj	555,959	2,847,856	0.1%
	Finnair Oyj	472,532	6,162,613	0.1%
	Fiskars Oyj Abp	196,171	4,900,267	0.1%
*	Glaston Oyj Abp	46,084	25,547	0.0%
	HKScan Oyj Class A	193,582	710,858	0.0%
	Huhtamaki Oyj	574,099	24,453,639	0.4%
	Ilkka-Yhtyma Oyj	61,503	248,481	0.0%
	Kemira Oyj	700,602	9,871,314	0.2%
	Kesko Oyj Class A	35,459	1,797,862	0.0%
	Kesko Oyj Class B	374,357	19,117,902	0.3%
	Konecranes Oyj	344,278	15,851,835	0.3%
	Lassila & Tikanoja Oyj	184,650	3,915,352	0.1%
	Lemminkainen Oyj	30,098	807,260	0.0%
	Metsa Board Oyj	1,398,928	10,377,390	0.2%
	Metso Oyj	654,668	23,776,410	0.4%
	Nokian Renkaat Oyj	659,051	30,215,607	0.5%
	Olvi Oyj Class A	70,623	2,306,959	0.0%
	Oriola Oyj Class A	6,054	24,735	0.0%
	Oriola Oyj Class B	628,439	2,356,604	0.0%
	Orion Oyj Class A	123,563	5,071,703	0.1%
	Orion Oyj Class B	236,640	9,698,659	0.2%
	Outokumpu Oyj	2,921,503	27,616,847	0.5%
#*	Outotec Oyj	1,238,541	9,852,202	0.2%
	Pihlajalinna Oyj	50,309	925,397	0.0%
	Ponsse Oyj	57,223	1,796,188	0.0%
*	Poyry Oyj	188,253	1,074,802	0.0%
*	QT Group Oyj	55,899	377,708	0.0%
	Raisio Oyj Class V	637,300	2,634,287	0.0%
	Ramirent Oyj	524,612	4,826,503	0.1%
	Rapala VMC Oyj	109,543	495,023	0.0%
	Revenio Group Oyj	31,437	1,347,940	0.0%
	Sanoma Oyj	749,458	8,896,471	0.2%
#	SRV Group OYJ	33,082	159,340	0.0%
*	Stockmann Oyj Abp Class A	42,474	274,649	0.0%
#*	Stockmann Oyj Abp Class B	173,382	1,113,656	0.0%
	Technopolis Oyj	953,741	4,297,784	0.1%
	Teleste Oyj	46,406	429,825	0.0%
	Tieto Oyj	304,414	9,320,114	0.2%
	Tikkurila Oyj	227,385	4,494,675	0.1%
	Uponor Oyj	298,122	6,001,357	0.1%
	Vaisala Oyj Class A	49,697	2,701,186	0.1%
	Valmet Oyj	746,829	14,480,125	0.3%
	Viking Line Abp	10,366	217,205	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	YIT Oyj	1,293,609	$9,831,168	0.2%
TOTAL FINLAND			371,832,932	6.5%

FRANCE — (12.9%)
	ABC Arbitrage	150,388	1,084,528	0.0%
#	Actia Group	48,398	371,110	0.0%
#*	Air France-KLM	993,402	15,554,359	0.3%
	Akka Technologies	51,478	3,104,448	0.1%
	Albioma SA	128,585	3,065,190	0.1%
	Altamir	129,576	2,336,516	0.1%
	Alten SA	142,403	12,462,595	0.2%
	Altran Technologies SA	771,932	14,276,709	0.3%
#*	Antalis International SAS	80,106	195,010	0.0%
	April SA	74,473	1,240,276	0.0%
#*	Archos	138,714	114,697	0.0%
	Arkema SA	89,551	11,313,098	0.2%
	Assystem	62,252	2,408,763	0.1%
	Aubay	31,239	1,257,600	0.0%
	Axway Software SA	35,286	970,201	0.0%
	Bastide le Confort Medical	14,882	801,624	0.0%
	Beneteau SA	216,231	3,890,098	0.1%
*	Bigben Interactive	39,004	612,796	0.0%
	BioMerieux	91,219	7,154,934	0.1%
	Boiron SA	38,163	3,445,676	0.1%
	Bonduelle SCA	79,100	3,733,305	0.1%
#	Bourbon Corp.	97,879	874,498	0.0%
	Burelle SA	1,252	1,871,034	0.0%
#	Casino Guichard Perrachon SA	87,420	4,991,632	0.1%
	Catering International Services	14,124	282,177	0.0%
#*	Cegedim SA	25,022	973,875	0.0%
#*	CGG SA	97,011	463,313	0.0%
	Chargeurs SA(5021318)	107,537	3,033,528	0.1%
*	Chargeurs SA(BDH48T0)	1,205	32,312	0.0%
	Cie des Alpes	48,126	1,526,479	0.0%
	Cie Plastic Omnium SA	312,439	13,027,933	0.2%
*	Coface SA	364,884	3,986,824	0.1%
	Derichebourg SA	584,687	6,234,431	0.1%
	Devoteam SA	28,114	2,627,255	0.1%
	Dom Security	2,414	172,884	0.0%
#	Edenred	1,222,953	35,256,073	0.6%
	Electricite de Strasbourg SA	21,168	3,079,690	0.1%
	Elior Group SA	578,748	16,435,422	0.3%
#	Elis SA	500,629	13,052,484	0.2%
*	Eramet	45,347	3,734,686	0.1%
*	Esso SA Francaise	15,303	1,044,752	0.0%
*	Etablissements Maurel et Prom	16,344	69,304	0.0%
	Euler Hermes Group	62,021	7,195,143	0.1%
	Euronext NV	291,850	17,333,173	0.3%
	Europcar Groupe SA	387,193	5,537,470	0.1%
#	Eutelsat Communications SA	499,917	12,521,906	0.2%
	Exel Industries Class A	10,330	1,373,467	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Faurecia	306,467	$22,278,725	0.4%
	Fleury Michon SA	5,962	352,342	0.0%
*	Fnac Darty SA	80,703	7,627,586	0.1%
	Gaumont SA	13,521	1,568,653	0.0%
#	Gaztransport Et Technigaz SA	115,771	5,666,425	0.1%
	GEA	2,433	255,014	0.0%
	Gevelot SA	3,466	811,939	0.0%
	GL Events	48,992	1,492,503	0.0%
	Groupe Crit	23,123	2,182,143	0.0%
	Groupe Eurotunnel SE	1,656,217	20,813,393	0.4%
#*	Groupe Gorge	22,858	512,449	0.0%
	Groupe Open	28,476	961,786	0.0%
#	Guerbet	32,440	2,920,538	0.1%
#	Haulotte Group SA	74,466	1,357,070	0.0%
	HERIGE SADCS	4,147	184,017	0.0%
#*	HiPay Group SA	24,579	388,703	0.0%
*	ID Logistics Group	8,079	1,387,114	0.0%
	Imerys SA	142,632	12,987,459	0.2%
#	Ingenico Group SA	301,300	29,258,749	0.5%
	Interparfums SA	51,788	1,930,614	0.0%
	Ipsen SA	115,089	13,915,124	0.3%
	IPSOS	185,468	6,854,775	0.1%
	Jacquet Metal Service	70,664	2,285,119	0.0%
	Kaufman & Broad SA	80,346	3,550,364	0.1%
	Korian SA	231,307	7,517,060	0.1%
	Lagardere SCA	673,857	22,190,928	0.4%
	Lanson-BCC	8,795	335,391	0.0%
	Laurent-Perrier	12,613	1,182,894	0.0%
	Le Belier	5,812	319,173	0.0%
	Le Noble Age	29,442	2,064,110	0.0%
	Lectra	133,460	3,905,488	0.1%
#	Linedata Services	11,036	503,276	0.0%
	LISI	96,951	4,450,396	0.1%
	Maisons France Confort SA	15,908	1,111,291	0.0%
	Manitou BF SA	49,876	1,976,226	0.0%
	Manutan International	14,076	1,388,482	0.0%
	Mersen SA	117,956	5,177,167	0.1%
#*	METabolic EXplorer SA	151,621	392,175	0.0%
	Metropole Television SA	290,250	6,710,196	0.1%
	MGI Coutier	56,783	2,305,462	0.1%
	Mr Bricolage	30,731	602,804	0.0%
#*	Naturex	33,826	3,841,529	0.1%
	Neopost SA	196,501	7,243,151	0.1%
	Nexans SA	184,272	12,060,121	0.2%
	Nexity SA	216,719	13,320,017	0.2%
#*	Nicox	136,752	1,399,691	0.0%
*	NRJ Group	73,487	927,618	0.0%
#	Oeneo SA	136,683	1,506,416	0.0%
#*	Onxeo SA(B04P0G6)	246,319	407,528	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	81,127	0.0%
	Orpea	178,098	21,337,715	0.4%
#*	Parrot SA	110,259	1,374,681	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	PCAS	6,508	$128,304	0.0%
*	Pierre & Vacances SA	29,314	1,567,774	0.0%
	Plastivaloire	40,938	1,048,312	0.0%
	PSB Industries SA	8,574	474,364	0.0%
#	Rallye SA	139,003	2,376,465	0.1%
#*	Recylex SA	22,486	369,275	0.0%
	Rexel SA	1,596,995	28,477,648	0.5%
#	Robertet SA	3,476	1,625,652	0.0%
	Rothschild & Co.	31,593	1,134,588	0.0%
#	Rubis SCA	466,180	29,254,014	0.5%
	Samse SA	8,068	1,476,377	0.0%
	Sartorius Stedim Biotech	101,854	6,941,415	0.1%
	Savencia SA	33,010	3,153,164	0.1%
	SEB SA	40,684	7,581,684	0.1%
	Seche Environnement SA	12,173	441,009	0.0%
#*	Sequana SA	289,137	269,488	0.0%
#*	SES-imagotag SA	8,385	288,614	0.0%
	Societe BIC SA	719	75,920	0.0%
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,949,046	0.1%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	86,783	0.0%
#	Societe pour l'Informatique Industrielle	39,961	1,035,221	0.0%
*	SOITEC	87,729	6,903,879	0.1%
#*	Solocal Group	3,289,445	3,639,475	0.1%
	Somfy SA	104,615	10,596,031	0.2%
	Sopra Steria Group	74,602	13,994,786	0.3%
	SPIE SA	434,521	11,432,857	0.2%
*	Stallergenes Greer P.L.C.	14,875	762,428	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	362,344	2,295,668	0.0%
	Stef SA	28,044	3,100,067	0.1%
	Sword Group	35,526	1,456,937	0.0%
	Synergie SA	69,728	3,776,776	0.1%
	Tarkett SA	121,413	5,164,743	0.1%
	Technicolor SA	1,482,868	5,254,685	0.1%
	Teleperformance	253,057	36,957,477	0.7%
	Television Francaise 1	615,411	8,749,662	0.2%
	Tessi SA	6,874	1,390,181	0.0%
	TFF Group	5,065	925,720	0.0%
#	Thermador Groupe	15,556	1,901,455	0.0%
	Total Gabon	1,515	248,176	0.0%
*	Touax SA	8,812	138,761	0.0%
	Trigano SA	46,958	7,577,721	0.1%
*	Ubisoft Entertainment SA	521,852	39,817,112	0.7%
	Union Financiere de France BQE SA	16,855	637,904	0.0%
#*	Vallourec SA	1,629,822	8,914,161	0.2%
#*	Valneva SE	313,427	1,014,910	0.0%
	Vetoquinol SA	17,183	1,108,945	0.0%
	Vicat SA	88,509	6,846,212	0.1%
	VIEL & Cie SA	161,700	1,006,668	0.0%
	Vilmorin & Cie SA	28,529	2,747,239	0.1%
#*	Virbac SA	22,063	2,840,703	0.1%
	Vranken-Pommery Monopole SA	18,262	512,613	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
*	Worldline SA	49,810	$2,435,648	0.1%
TOTAL FRANCE			798,204,712	13.9%

GERMANY — (14.8%)
	Aareal Bank AG	400,002	16,631,037	0.3%
*	Adler Modemaerkte AG	43,741	296,945	0.0%
#*	ADLER Real Estate AG	152,507	2,363,067	0.0%
	ADO Properties SA	66,737	3,299,303	0.1%
#*	ADVA Optical Networking SE	227,659	1,429,706	0.0%
*	AIXTRON SE	634,440	9,903,954	0.2%
	All for One Steeb AG	569	40,313	0.0%
	Allgeier SE	28,772	763,044	0.0%
	Amadeus Fire AG	30,551	2,800,740	0.1%
*	AS Creation Tapeten	7,109	179,086	0.0%
	Atoss Software AG	193	16,411	0.0%
#	Aurubis AG	190,068	15,575,386	0.3%
#	Axel Springer SE	217,339	14,633,448	0.3%
	Basler AG	5,657	1,151,896	0.0%
	Bauer AG	53,409	1,728,614	0.0%
	BayWa AG(5838057)	81,254	3,175,471	0.1%
	BayWa AG(5838068)	124	4,916	0.0%
	Bechtle AG	158,870	12,715,311	0.2%
#	Bertrandt AG	27,357	2,580,978	0.1%
	Bijou Brigitte AG	19,732	1,237,943	0.0%
#	Bilfinger SE	178,040	7,182,914	0.1%
#	Biotest AG	60,306	1,907,609	0.0%
	Borussia Dortmund GmbH & Co. KGaA	478,728	3,982,695	0.1%
#	CANCOM SE	89,872	6,639,230	0.1%
	Carl Zeiss Meditec AG	180,477	9,623,618	0.2%
	CECONOMY AG	509,047	6,644,554	0.1%
	CENIT AG	49,616	1,174,042	0.0%
	CENTROTEC Sustainable AG	44,813	969,402	0.0%
	Cewe Stiftung & Co. KGAA	30,681	3,008,211	0.1%
	Comdirect Bank AG	181,201	2,511,861	0.1%
	CompuGroup Medical SE	118,208	6,806,151	0.1%
*	Constantin Medien AG	333,881	739,059	0.0%
	CropEnergies AG	118,349	1,253,648	0.0%
	CTS Eventim AG & Co. KGaA	219,481	9,078,279	0.2%
	Data Modul AG	11,455	1,024,189	0.0%
#	Delticom AG	28,981	432,244	0.0%
	Deutsche Beteiligungs AG	62,896	3,197,695	0.1%
#	Deutsche EuroShop AG	220,384	8,054,958	0.1%
	Deutsche Pfandbriefbank AG	298,169	4,291,608	0.1%
	Deutz AG	599,311	5,077,051	0.1%
*	Dialog Semiconductor P.L.C.	382,079	19,089,174	0.3%
	DIC Asset AG	276,567	3,252,247	0.1%
	Diebold Nixdorf AG	11,893	997,459	0.0%
	DMG Mori AG	33,168	1,920,461	0.0%
	Dr Hoenle AG	25,078	1,161,930	0.0%
	Draegerwerk AG & Co. KGaA	16,396	1,455,026	0.0%
	Drillisch AG	227,365	16,129,551	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Duerr AG	143,919	$19,916,912	0.4%
	Eckert & Ziegler AG	18,549	785,607	0.0%
	EDAG Engineering Group AG	8,012	124,766	0.0%
	Elmos Semiconductor AG	57,683	1,626,336	0.0%
#	ElringKlinger AG	167,277	2,925,561	0.1%
*	Euromicron AG	43,500	441,880	0.0%
*	Evotec AG	1,078,504	22,950,178	0.4%
#	Ferratum Oyj	23,569	745,934	0.0%
	Fielmann AG	112,225	9,860,988	0.2%
*	First Sensor AG	25,287	622,896	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	305,864	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	52,289	4,968,692	0.1%
	Freenet AG	763,964	25,583,539	0.5%
	Fuchs Petrolub SE	147,225	7,331,681	0.1%
	Gerresheimer AG	193,393	15,468,775	0.3%
	Gerry Weber International AG	112,020	1,392,359	0.0%
	Gesco AG	46,440	1,655,306	0.0%
#	GFT Technologies SE	88,655	1,331,408	0.0%
	Grammer AG	78,618	4,567,785	0.1%
	GRENKE AG	109,860	10,758,757	0.2%
*	H&R GmbH & Co. KGaA	45,545	806,230	0.0%
	Hamburger Hafen und Logistik AG	134,558	4,297,209	0.1%
#*	Heidelberger Druckmaschinen AG	1,506,720	6,023,433	0.1%
	Hella GmbH & Co KGaA	175,673	10,611,312	0.2%
*	Highlight Communications AG	94,846	554,354	0.0%
*	HolidayCheck Group AG	149,489	494,279	0.0%
	Hornbach Baumarkt AG	24,400	890,944	0.0%
#	Hugo Boss AG	314,787	28,154,350	0.5%
	Indus Holding AG	128,956	9,044,870	0.2%
#	Init Innovation In Traffic Systems AG	25,337	575,795	0.0%
	Isra Vision AG	18,038	3,509,907	0.1%
	Jenoptik AG	267,173	9,004,884	0.2%
#	K+S AG	1,020,067	24,799,642	0.4%
	KION Group AG	11,207	897,991	0.0%
	Kloeckner & Co. SE	526,099	6,204,327	0.1%
#	Koenig & Bauer AG	72,702	5,660,368	0.1%
#	Krones AG	75,365	9,535,086	0.2%
	KSB AG	3,466	1,878,932	0.0%
	KWS Saat SE	15,926	6,709,865	0.1%
	Lanxess AG	471,353	36,958,137	0.6%
	LEG Immobilien AG	331,263	33,743,929	0.6%
	Leifheit AG	40,972	1,456,967	0.0%
	Leoni AG	197,115	13,114,656	0.2%
#*	LPKF Laser & Electronics AG	67,178	689,554	0.0%
#*	Manz AG	22,318	995,729	0.0%
	MasterFlex SE	19,347	180,482	0.0%
*	Mediclin AG	88,966	585,864	0.0%
#*	Medigene AG	56,083	839,011	0.0%
	MLP SE	341,683	2,362,895	0.0%
	MTU Aero Engines AG	144,099	24,384,649	0.4%
	Nemetschek SE	107,874	9,645,146	0.2%
	Nexus AG	62,008	1,887,592	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#*	Nordex SE	307,691	$3,195,457	0.1%
	Norma Group SE	202,672	13,812,848	0.2%
	OHB SE	34,003	1,657,201	0.0%
	OSRAM Licht AG	280,364	21,467,400	0.4%
#	paragon AG	9,842	856,209	0.0%
*	Patrizia Immobilien AG	289,524	6,132,814	0.1%
*	Petro Welt Technologies AG	6,474	46,210	0.0%
	Pfeiffer Vacuum Technology AG	52,225	8,385,156	0.2%
	PNE Wind AG	374,040	1,126,429	0.0%
	Progress-Werk Oberkirch AG	7,571	427,643	0.0%
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	35,112	786,563	0.0%
	Puma SE	10,528	4,755,416	0.1%
*	PVA TePla AG	50,786	401,775	0.0%
#	QIAGEN NV	701,160	23,788,035	0.4%
#	QSC AG	511,878	1,023,437	0.0%
#	R Stahl AG	14,952	554,968	0.0%
	Rational AG	14,449	9,533,141	0.2%
	Rheinmetall AG	234,011	27,793,104	0.5%
	RHOEN-KLINIKUM AG	233,180	8,143,590	0.1%
#	RIB Software SE	197,541	4,872,987	0.1%
#	S&T AG	302,176	5,847,337	0.1%
	SAF-Holland SA	337,748	6,704,713	0.1%
	Salzgitter AG	220,205	10,654,067	0.2%
#*	Schaltbau Holding AG	27,311	955,270	0.0%
	Schloss Wachenheim AG	7,479	189,160	0.0%
#	Secunet Security Networks AG	3,012	294,301	0.0%
*	SGL Carbon SE	91,937	1,449,990	0.0%
	SHW AG	25,624	1,018,682	0.0%
*	Siltronic AG	76,944	11,483,713	0.2%
	Sixt Leasing SE	23,976	529,915	0.0%
#	Sixt SE	80,910	7,573,180	0.1%
#	SMA Solar Technology AG	66,507	3,095,603	0.1%
*	SMT Scharf AG	18,103	276,882	0.0%
#	Softing AG	22,353	239,331	0.0%
	Software AG	309,788	15,746,534	0.3%
	Stabilus SA	96,904	8,849,672	0.2%
#	STRATEC Biomedical AG	7,926	577,039	0.0%
#	Stroeer SE & Co. KGaA	118,799	7,597,642	0.1%
	Suedzucker AG	438,206	8,683,875	0.2%
*	SUESS MicroTec SE	113,887	2,192,245	0.0%
	Surteco SE	34,439	1,032,497	0.0%
	TAG Immobilien AG	828,939	14,290,798	0.3%
	Takkt AG	165,742	3,444,178	0.1%
	Technotrans AG	34,509	2,003,538	0.0%
*	Tele Columbus AG	133,073	1,387,845	0.0%
	TLG Immobilien AG	301,933	7,003,573	0.1%
#*	Tom Tailor Holding SE	189,809	1,957,806	0.0%
#	Uniper SE	312,671	8,785,613	0.2%
	VERBIO Vereinigte BioEnergie AG	127,536	1,197,863	0.0%
*	Vossloh AG	68,437	4,335,596	0.1%
#	VTG AG	80,128	4,627,572	0.1%
	Wacker Chemie AG	74,710	11,668,194	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Wacker Neuson SE	152,874	$4,979,282	0.1%
	Washtec AG	53,359	4,725,966	0.1%
	Wuestenrot & Wuerttembergische AG	39,402	1,057,948	0.0%
	XING SE	16,563	4,920,585	0.1%
	Zeal Network SE	40,531	1,089,201	0.0%
TOTAL GERMANY			919,223,637	16.0%

HONG KONG — (0.1%)
	Papeles y Cartones de Europa SA	302,916	3,147,046	0.1%
IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,377,649	0.0%
	C&C Group P.L.C.(B011Y09)	1,085,694	3,716,709	0.1%
	Datalex P.L.C.	79,537	329,208	0.0%
*	FBD Holdings P.L.C.	125,459	1,315,274	0.0%
	Glanbia P.L.C.(0066950)	700,613	13,448,720	0.2%
	Glanbia P.L.C.(4058629)	214,971	4,157,914	0.1%
	IFG Group P.L.C.	302,015	643,769	0.0%
*	Independent News & Media P.L.C.	1,915,415	243,639	0.0%
	Irish Continental Group P.L.C.(BLP5857)	485,129	3,231,512	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,541,810	0.0%
	Kingspan Group P.L.C.	734,997	30,725,971	0.5%
	Smurfit Kappa Group P.L.C.	536,543	16,005,652	0.3%
TOTAL IRELAND			76,737,827	1.3%

ISRAEL — (2.5%)
#*	ADO Group, Ltd.	82,297	1,667,945	0.0%
	Afcon Holdings, Ltd.	482	22,076	0.0%
*	Africa Israel Properties, Ltd.	87,019	2,061,909	0.0%
	Africa Israel Residences, Ltd.	594	11,522	0.0%
#*	Airport City, Ltd.	421,822	5,395,768	0.1%
#	Albaad Massuot Yitzhak, Ltd.	1,142	16,862	0.0%
*	Allot Communications, Ltd.	143,349	779,398	0.0%
	Alony Hetz Properties & Investments, Ltd.	115,242	1,191,887	0.0%
#	Alrov Properties and Lodgings, Ltd.	48,457	1,551,741	0.0%
	Amot Investments, Ltd.	637,210	3,760,767	0.1%
	Arad, Ltd.	2,169	21,742	0.0%
#*	Arko Holdings, Ltd.	559,380	222,079	0.0%
	Ashtrom Properties, Ltd.	57,507	296,507	0.0%
*	AudioCodes, Ltd.	165,181	1,138,953	0.0%
	Avgol Industries 1953, Ltd.	435,107	562,367	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	405,707	472,510	0.0%
	Bayside Land Corp.	4,564	2,128,233	0.1%
#	Big Shopping Centers, Ltd.	27,978	2,045,765	0.0%
*	BioLine RX, Ltd.	70,234	71,998	0.0%
#	Blue Square Real Estate, Ltd.	32,443	1,336,864	0.0%
#*	Brack Capital Properties NV	30,484	3,328,320	0.1%
*	Camtek, Ltd.	19,052	109,324	0.0%
	Carasso Motors, Ltd.	66,855	549,284	0.0%
#*	Cellcom Israel, Ltd.	310,154	3,003,277	0.1%
*	Ceragon Networks, Ltd.	273,951	572,665	0.0%
#*	Clal Biotechnology Industries, Ltd.	291,561	269,731	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
*	Clal Insurance Enterprises Holdings, Ltd.	123,888	$2,376,775	0.1%
	Cohen Development & Industrial Buildings, Ltd.	3,184	66,909	0.0%
*	Compugen, Ltd.	185,531	566,781	0.0%
	Danel Adir Yeoshua, Ltd.	6,246	298,666	0.0%
#	Delek Automotive Systems, Ltd.	204,232	1,534,572	0.0%
#	Delta-Galil Industries, Ltd.	72,570	2,373,482	0.1%
#	Direct Insurance Financial Investments, Ltd.	89,972	1,006,045	0.0%
	DS Apex Holdings, Ltd.	44,186	171,792	0.0%
	El Al Israel Airlines	1,852,806	1,013,233	0.0%
	Electra Consumer Products 1970, Ltd.	50,581	1,009,419	0.0%
	Electra, Ltd.	10,539	2,399,275	0.1%
	Elron Electronic Industries, Ltd.	92,425	448,232	0.0%
	Energix-Renewable Energies, Ltd.	574,896	533,159	0.0%
*	Enlight Renewable Energy, Ltd.	818,759	373,406	0.0%
*	Equital, Ltd.	16,997	391,191	0.0%
#*	Evogene, Ltd.	70,559	298,455	0.0%
	First International Bank Of Israel, Ltd.	233,290	4,429,080	0.1%
	FMS Enterprises Migun, Ltd.	18,743	734,848	0.0%
*	Foresight Autonomous Holdings, Ltd.	67,181	78,182	0.0%
#	Formula Systems 1985, Ltd.	55,198	2,278,855	0.1%
	Fox Wizel, Ltd.	43,951	911,645	0.0%
*	Gilat Satellite Networks, Ltd.	200,464	1,429,827	0.0%
*	Hadera Paper, Ltd.	15,464	1,060,306	0.0%
	Hamlet Israel-Canada, Ltd.	21,370	404,466	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	636,496	4,351,138	0.1%
#	Hilan, Ltd.	60,701	1,196,132	0.0%
	IDI Insurance Co., Ltd.	33,039	2,212,533	0.1%
#*	Industrial Buildings Corp., Ltd.	536,124	787,736	0.0%
#	Inrom Construction Industries, Ltd.	290,531	1,297,209	0.0%
*	Intec Pharma, Ltd.	15,263	125,753	0.0%
*	Israel Discount Bank, Ltd. Class A	2,586,064	6,869,588	0.1%
#	Israel Land Development Co., Ltd. (The)	23,613	235,685	0.0%
	Isras Investment Co., Ltd.	919	108,317	0.0%
*	Issta Lines, Ltd.	2,915	60,390	0.0%
*	Jerusalem Oil Exploration	50,465	2,700,875	0.1%
#*	Kamada, Ltd.	160,188	797,673	0.0%
*	Kenon Holdings, Ltd.	54,892	943,637	0.0%
	Kerur Holdings, Ltd.	24,373	743,002	0.0%
	Klil Industries, Ltd.	5,219	455,209	0.0%
	Maabarot Products, Ltd.	21,999	399,043	0.0%
	Magic Software Enterprises, Ltd.	107,519	916,461	0.0%
#	Matrix IT, Ltd.	207,149	2,276,425	0.1%
#	Maytronics, Ltd.	197,821	905,808	0.0%
#*	Mazor Robotics, Ltd.	228,777	7,357,311	0.1%
	Mediterranean Towers, Ltd.	30,691	55,131	0.0%
	Mega Or Holdings, Ltd.	33,768	404,968	0.0%
	Melisron, Ltd.	73,243	3,832,114	0.1%
	Menora Mivtachim Holdings, Ltd.	137,944	1,705,483	0.0%
	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,548,735	0.1%
#	Mivtach Shamir Holdings, Ltd.	22,547	475,989	0.0%
	Naphtha Israel Petroleum Corp., Ltd.	195,407	1,127,716	0.0%
#	Nawi Brothers, Ltd.	52,146	281,484	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Neto ME Holdings, Ltd.	8,739	$873,166	0.0%
*	Nova Measuring Instruments, Ltd.	152,942	4,665,671	0.1%
	Oil Refineries, Ltd.	6,695,603	3,444,469	0.1%
*	Partner Communications Co., Ltd.	628,933	3,352,819	0.1%
	Paz Oil Co., Ltd.	32,724	5,343,864	0.1%
*	Perion Network, Ltd.	16,455	17,199	0.0%
*	Phoenix Holdings, Ltd. (The)	356,371	1,763,504	0.0%
	Plasson Industries, Ltd.	16,626	788,352	0.0%
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	36,756	1,799,441	0.0%
#*	Redhill Biopharma, Ltd.	123,969	110,613	0.0%
	Scope Metals Group, Ltd.	33,909	949,757	0.0%
#	Shapir Engineering and Industry, Ltd.	417,649	1,464,748	0.0%
#	Shikun & Binui, Ltd.	1,180,819	2,785,409	0.1%
	Shufersal, Ltd.	411,270	2,613,649	0.1%
*	Space Communication, Ltd.	17,611	93,679	0.0%
	Strauss Group, Ltd.	179,343	3,653,879	0.1%
	Summit Real Estate Holdings, Ltd.	144,154	1,101,103	0.0%
#*	Suny Cellular Communication, Ltd.	133,032	91,009	0.0%
#	Tadiran Holdings, Ltd.	12,911	354,487	0.0%
*	Tower Semiconductor, Ltd.	405,114	13,418,296	0.2%
#*	Union Bank of Israel	199,952	1,015,210	0.0%
TOTAL ISRAEL			153,649,964	2.7%

ITALY — (10.2%)
	A2A SpA	9,175,761	15,757,730	0.3%
	ACEA SpA	320,299	5,214,390	0.1%
#*	Aedes SIIQ SpA	87,868	46,696	0.0%
#*	Aeffe SpA	190,047	545,741	0.0%
	Aeroporto Guglielmo Marconi Di Bologna SpA	26,387	467,643	0.0%
	Amplifon SpA	499,526	7,587,952	0.1%
	Anima Holding SpA	1,399,884	10,644,263	0.2%
*	Ansaldo STS SpA	572,443	7,900,054	0.1%
*	Arnoldo Mondadori Editore SpA	838,719	2,171,447	0.0%
	Ascopiave SpA	446,360	1,875,520	0.0%
#	Astaldi SpA	309,909	2,145,786	0.0%
	Autogrill SpA	712,126	9,312,962	0.2%
	Azimut Holding SpA	599,714	11,837,989	0.2%
	B&C Speakers SpA	5,774	90,997	0.0%
#*	Banca Carige SpA	2,433,018	592,457	0.0%
	Banca Finnat Euramerica SpA	616,149	304,703	0.0%
	Banca Generali SpA	298,248	9,812,666	0.2%
	Banca IFIS SpA	143,766	7,832,808	0.1%
	Banca Mediolanum SpA	1,460,296	12,442,400	0.2%
*	Banca Monte dei Paschi di Siena SpA	19,884	109,325	0.0%
	Banca Popolare di Sondrio SCPA	2,378,886	9,410,469	0.2%
#	Banca Profilo SpA	1,630,498	476,141	0.0%
#	Banca Sistema SpA	229,369	645,636	0.0%
#*	Banco BPM SpA	9,344,575	32,536,729	0.6%
	Banco di Desio e della Brianza SpA	224,677	640,668	0.0%
#	BasicNet SpA	184,584	757,433	0.0%
#	BE	392,662	411,539	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Biesse SpA	77,853	$3,468,323	0.1%
#	BPER Banca	2,916,839	14,198,528	0.3%
	Brembo SpA	786,058	12,976,156	0.2%
	Brunello Cucinelli SpA	162,873	5,466,382	0.1%
#	Buzzi Unicem SpA	436,021	12,138,730	0.2%
#	Cairo Communication SpA	420,197	2,128,554	0.0%
*	Caltagirone Editore SpA	6,277	10,075	0.0%
*	Carraro SpA	144,329	743,024	0.0%
	Cembre SpA	39,607	1,106,697	0.0%
	Cementir Holding SpA	334,012	2,834,449	0.1%
	Cerved Information Solutions SpA	1,104,560	14,205,482	0.3%
	CIR-Compagnie Industriali Riunite SpA	2,176,173	3,271,056	0.1%
	Credito Emiliano SpA	500,176	4,382,351	0.1%
#*	Credito Valtellinese SpA	726,041	2,571,020	0.1%
#*	d'Amico International Shipping SA	1,300,549	395,490	0.0%
	Danieli & C Officine Meccaniche SpA	77,951	1,866,115	0.0%
	Datalogic SpA	113,651	4,509,605	0.1%
	Davide Campari-Milano SpA	573,518	4,592,016	0.1%
	De' Longhi SpA	282,509	9,259,604	0.2%
	DeA Capital SpA	617,167	952,708	0.0%
	DiaSorin SpA	119,477	10,868,237	0.2%
	Digital Bros SpA	16,321	239,037	0.0%
	Ei Towers SpA	98,236	5,742,670	0.1%
	El.En. SpA	59,126	1,673,437	0.0%
*	Elica SpA	59,393	198,908	0.0%
	Emak SpA	283,893	612,552	0.0%
	Enav SpA	130,298	620,258	0.0%
	ePrice SpA	99,656	353,173	0.0%
	ERG SpA	389,038	6,498,636	0.1%
#	Esprinet SpA	169,978	814,738	0.0%
#*	Eurotech SpA	90,850	143,571	0.0%
*	Exprivia SpA	97,125	194,250	0.0%
	Falck Renewables SpA	829,129	1,443,342	0.0%
	Fila SpA	80,884	1,755,205	0.0%
*	Fincantieri SpA	2,805,427	3,486,441	0.1%
	FinecoBank Banca Fineco SpA	2,170,080	20,296,722	0.4%
	FNM SpA	747,367	594,666	0.0%
#*	GEDI Gruppo Editoriale SpA	890,168	791,883	0.0%
	Gefran SpA	26,531	336,569	0.0%
#	Geox SpA	478,801	2,090,527	0.0%
	Gruppo MutuiOnline SpA	121,224	1,863,861	0.0%
	Hera SpA	4,361,983	14,032,813	0.3%
*	IMMSI SpA	1,202,186	895,213	0.0%
	Industria Macchine Automatiche SpA	77,886	6,984,240	0.1%
	Infrastrutture Wireless Italiane SpA	891,328	6,091,719	0.1%
#*	Intek Group SpA	1,768,514	617,960	0.0%
	Interpump Group SpA	418,191	14,075,846	0.3%
	Iren SpA	3,440,708	9,467,109	0.2%
	Italgas SpA	2,773,719	16,204,602	0.3%
	Italmobiliare SpA	33,877	911,641	0.0%
	IVS Group SA	45,930	726,828	0.0%
#*	Juventus Football Club SpA	2,763,968	2,404,901	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	La Doria SpA	67,081	$1,271,045	0.0%
#	Maire Tecnimont SpA	695,706	3,900,935	0.1%
#	MARR SpA	191,199	4,882,654	0.1%
	Massimo Zanetti Beverage Group SpA	26,781	259,103	0.0%
#*	Mediaset SpA	4,201,139	15,425,606	0.3%
	Moncler SpA	730,401	20,735,047	0.4%
#	Mondo TV SpA	43,191	311,061	0.0%
	Nice SpA	117,061	503,007	0.0%
*	Openjobmetis SpA agenzia per il lavoro	18,062	293,610	0.0%
	OVS SpA	790,707	5,912,786	0.1%
#	Panariagroup Industrie Ceramiche SpA	70,249	523,272	0.0%
	Parmalat SpA	697,227	2,639,521	0.1%
	Piaggio & C SpA	1,124,262	3,677,224	0.1%
#*	Prelios SpA	127,326	17,339	0.0%
	Prima Industrie SpA	28,822	1,414,936	0.0%
	Prysmian SpA	907,443	31,224,581	0.6%
	RAI Way SpA	313,389	1,900,216	0.0%
	Recordati SpA	29,433	1,367,832	0.0%
#	Reno de Medici SpA	840,050	585,422	0.0%
	Reply SpA	103,116	5,480,255	0.1%
#*	Retelit SpA	838,399	1,409,440	0.0%
*	Rizzoli Corriere Della Sera Mediagroup SpA	644,744	967,140	0.0%
	Sabaf SpA	37,816	922,605	0.0%
	SAES Getters SpA	43,539	1,335,198	0.0%
#*	Safilo Group SpA	176,776	1,116,535	0.0%
#*	Saipem SpA	3,176,912	13,354,362	0.2%
#	Salini Impregilo SpA	1,282,257	5,418,229	0.1%
#	Salvatore Ferragamo SpA	262,482	6,888,632	0.1%
	Saras SpA	2,990,342	7,979,853	0.2%
	Servizi Italia SpA	48,092	323,193	0.0%
	Sesa SpA	27,680	876,830	0.0%
#*	Snaitech SpA	538,898	964,437	0.0%
	Societa Cattolica di Assicurazioni SC	1,065,347	11,544,614	0.2%
	Societa Iniziative Autostradali e Servizi SpA	434,507	7,406,497	0.1%
#*	Sogefi SpA	323,297	1,581,925	0.0%
	SOL SpA	164,650	1,983,998	0.0%
	Tamburi Investment Partners SpA	462,292	3,277,474	0.1%
	Technogym SpA	317,383	3,087,874	0.1%
#*	Tiscali SpA	9,160,788	419,485	0.0%
#	Tod's SpA	68,456	4,551,719	0.1%
#*	Trevi Finanziaria Industriale SpA	509,518	336,268	0.0%
	TXT e-solutions SpA	28,342	380,386	0.0%
#	Unione di Banche Italiane SpA	6,512,755	30,567,169	0.5%
	Unipol Gruppo SpA	2,574,318	11,609,197	0.2%
	UnipolSai Assicurazioni SpA	5,399,198	12,285,572	0.2%
	Vittoria Assicurazioni SpA	142,564	1,994,440	0.0%
#*	Yoox Net-A-Porter Group SpA	314,880	11,761,915	0.2%
	Zignago Vetro SpA	148,808	1,391,500	0.0%
TOTAL ITALY			633,742,003	11.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (5.7%)
	Aalberts Industries NV	633,462	$31,236,489	0.6%
#	Accell Group	150,045	4,582,398	0.1%
*	AFC Ajax NV	18,134	219,389	0.0%
	AMG Advanced Metallurgical Group NV	179,772	8,603,936	0.2%
	Amsterdam Commodities NV	105,377	2,956,075	0.1%
	APERAM SA	357,841	19,242,037	0.3%
	Arcadis NV	471,130	10,890,465	0.2%
*	Argenx SE	3,349	77,318	0.0%
	ASM International NV	339,707	22,765,126	0.4%
*	Basic-Fit NV	9,789	224,750	0.0%
	BE Semiconductor Industries NV	226,096	17,767,126	0.3%
#	Beter Bed Holding NV	125,035	2,558,508	0.1%
#	BinckBank NV	434,774	2,215,968	0.0%
	Boskalis Westminster	594,181	21,239,893	0.4%
#	Brunel International NV	138,299	2,350,964	0.0%
	Corbion NV	398,317	13,308,958	0.2%
#	Flow Traders	96,337	2,395,195	0.1%
	ForFarmers NV	26,445	323,289	0.0%
*	Fugro NV	423,589	5,460,390	0.1%
	Gemalto NV(B9MS8P5)	306,999	12,149,599	0.2%
	Gemalto NV(B011JK4)	231,595	9,166,897	0.2%
	GrandVision NV	37,306	931,082	0.0%
*	Heijmans NV	152,838	1,630,287	0.0%
	Hunter Douglas NV	19,933	1,613,996	0.0%
	IMCD Group NV	178,008	11,195,671	0.2%
	Intertrust NV	82,236	1,264,526	0.0%
	KAS Bank NV	87,922	1,019,902	0.0%
	Kendrion NV	87,547	3,828,151	0.1%
	Koninklijke BAM Groep NV	2,042,063	11,535,106	0.2%
	Koninklijke Vopak NV	447,657	19,375,983	0.3%
*	Lucas Bols NV	11,071	249,521	0.0%
	Nederland Apparatenfabriek	28,818	1,344,491	0.0%
#*	OCI NV	510,975	12,121,770	0.2%
#	Ordina NV	859,201	1,486,043	0.0%
	Philips Lighting NV	51,117	1,937,382	0.0%
#	PostNL NV	2,815,706	12,000,507	0.2%
	Refresco Group NV	279,204	6,455,544	0.1%
*	Rhi Magnesita NV	159,105	7,059,518	0.1%
	SBM Offshore NV	1,217,053	21,719,672	0.4%
	Sligro Food Group NV	159,055	7,154,049	0.1%
*	Telegraaf Media Groep NV	170,034	1,129,301	0.0%
	TKH Group NV	256,502	17,272,701	0.3%
*	TomTom NV	971,261	11,065,335	0.2%
	Van Lanschot Kempen NV	62,151	1,885,904	0.0%
	Wessanen	484,021	9,193,132	0.2%
TOTAL NETHERLANDS			354,204,344	6.1%

NORWAY — (2.2%)
	ABG Sundal Collier Holding ASA	1,986,744	1,379,139	0.0%
	AF Gruppen ASA	29,505	459,174	0.0%
#*	Akastor ASA	1,070,994	2,470,478	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
*	Aker Solutions ASA	837,596	$4,605,627	0.1%
	American Shipping Co. ASA	234,848	660,602	0.0%
*	Archer, Ltd.	445,511	533,449	0.0%
	Arendals Fossekompani A.S.	90	36,417	0.0%
	Atea ASA	408,010	5,147,212	0.1%
	Austevoll Seafood ASA	452,355	4,527,775	0.1%
#*	Avance Gas Holding, Ltd.	358,569	866,117	0.0%
#*	Axactor AB	5,936,555	2,139,840	0.0%
	Bakkafrost P/F	201,376	8,998,283	0.2%
	Bonheur ASA	140,320	1,420,494	0.0%
	Borregaard ASA	524,093	5,051,085	0.1%
#*	BW LPG, Ltd.	498,904	1,875,547	0.0%
#*	BW Offshore, Ltd.	845,823	2,779,002	0.1%
*	DNO ASA	3,859,961	4,689,654	0.1%
#*	DOF ASA	1,898,644	200,137	0.0%
	Ekornes ASA	128,752	1,805,973	0.0%
	Entra ASA	105,617	1,453,607	0.0%
	Europris ASA	202,550	921,902	0.0%
#*	Fred Olsen Energy ASA	247,595	681,825	0.0%
#	Frontline, Ltd.	355,409	2,174,693	0.0%
#*	Funcom NV	835,906	223,156	0.0%
	Grieg Seafood ASA	283,304	2,690,059	0.1%
#*	Hexagon Composites ASA	433,619	1,458,936	0.0%
#	Hoegh LNG Holdings, Ltd.	277,724	2,199,173	0.0%
*	Kongsberg Automotive ASA	2,171,519	2,555,758	0.1%
	Kongsberg Gruppen ASA	107,905	1,969,623	0.0%
*	Kvaerner ASA	1,605,790	3,072,688	0.1%
#*	NEL ASA	3,050,254	1,041,210	0.0%
*	Next Biometrics Group A.S.	5,108	41,235	0.0%
#*	Nordic Nanovector ASA	178,487	1,828,064	0.0%
#*	Nordic Semiconductor ASA	703,953	3,529,557	0.1%
	Norway Royal Salmon ASA	50,150	972,972	0.0%
#*	Norwegian Air Shuttle A.S.	145,849	4,129,286	0.1%
*	Norwegian Finans Holding ASA	172,056	2,149,762	0.0%
	Norwegian Property ASA	359,079	441,529	0.0%
#	Ocean Yield ASA	248,488	2,215,147	0.1%
*	Odfjell Drilling, Ltd.	185,576	744,591	0.0%
	Odfjell SE Class A	134,257	468,021	0.0%
	Olav Thon Eiendomsselskap ASA	103,444	2,045,817	0.0%
	Opera Software ASA	578,820	1,658,428	0.0%
#*	Petroleum Geo-Services ASA	1,859,599	3,058,924	0.1%
#*	PhotoCure ASA	75,346	270,456	0.0%
#*	Prosafe SE	163,111	329,708	0.0%
#	Protector Forsikring ASA	366,464	3,993,513	0.1%
*	Q-Free ASA	179,836	181,327	0.0%
#*	REC Silicon ASA	13,725,666	1,795,024	0.0%
	Scatec Solar ASA	368,087	2,117,564	0.0%
	Selvaag Bolig ASA	206,250	753,073	0.0%
#*	Sevan Marine ASA	124,800	201,789	0.0%
	Skandiabanken ASA	239,796	2,431,917	0.1%
	Solon Eiendom ASA	3,712	8,503	0.0%
#*	Solstad Farstad ASA	287,823	210,027	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	Songa Offshore	184,594	$1,314,539	0.0%
	SpareBank 1 SR-Bank ASA	202,091	2,238,427	0.1%
#	Stolt-Nielsen, Ltd.	150,060	2,114,949	0.0%
	TGS NOPEC Geophysical Co. ASA	233,862	5,376,537	0.1%
	Tomra Systems ASA	626,567	8,747,105	0.2%
#	Treasure ASA	306,583	570,105	0.0%
	Veidekke ASA	441,721	4,949,532	0.1%
*	Wallenius Wilhelmsen Logistics	238,765	1,370,006	0.0%
	Wilh Wilhelmsen Holding ASA Class A	68,304	2,000,842	0.0%
#	XXL ASA	365,271	3,939,117	0.1%
TOTAL NORWAY			138,286,028	2.4%

PORTUGAL — (1.1%)
	Altri SGPS SA	566,045	3,616,046	0.1%
#*	Banco Comercial Portugues SA Class R	67,440,721	20,153,265	0.3%
	CTT-Correios de Portugal SA	894,043	5,263,825	0.1%
	EDP Renovaveis SA	182,845	1,511,871	0.0%
	Ibersol SGPS SA	30,601	443,697	0.0%
	Mota-Engil SGPS SA	850,092	3,414,019	0.1%
	Navigator Co. SA (The)	1,987,069	10,134,036	0.2%
	NOS SGPS SA	1,151,099	6,896,837	0.1%
	Novabase SGPS SA	65,729	274,212	0.0%
#	REN - Redes Energeticas Nacionais SGPS SA	1,570,356	4,986,738	0.1%
	Semapa-Sociedade de Investimento e Gestao	143,945	2,877,349	0.1%
	Sonae Capital SGPS SA	789,547	783,379	0.0%
	Sonae SGPS SA	5,843,514	6,995,772	0.1%
	Teixeira Duarte SA	762,296	281,394	0.0%
TOTAL PORTUGAL			67,632,440	1.2%

SPAIN — (5.2%)
	Acciona SA	206,462	17,095,921	0.3%
	Acerinox SA	1,009,888	14,508,951	0.3%
#*	Adveo Group International SA	104,096	333,285	0.0%
	Alantra Partners SA	30,357	437,013	0.0%
#	Almirall SA	364,691	3,529,766	0.1%
#*	Amper SA	4,762,732	1,065,068	0.0%
	Applus Services SA	726,612	10,160,715	0.2%
	Atresmedia Corp. de Medios de Comunicacion SA	523,766	5,382,153	0.1%
	Azkoyen SA	67,253	627,955	0.0%
*	Baron de Ley	13,441	1,725,380	0.0%
	Bolsas y Mercados Espanoles SHMSF SA	460,862	15,830,144	0.3%
	Cellnex Telecom SA	909,420	22,573,590	0.4%
	Cia de Distribucion Integral Logista Holdings SA	258,787	6,062,697	0.1%
	Cie Automotive SA	302,192	8,980,311	0.2%
	Construcciones y Auxiliar de Ferrocarriles SA	91,240	3,757,081	0.1%
#*	Deoleo SA	1,526,518	319,266	0.0%
#	Distribuidora Internacional de Alimentacion SA	3,849,981	18,830,191	0.3%
#*	Duro Felguera SA	489,623	302,294	0.0%
	Ebro Foods SA	394,140	9,480,447	0.2%
*	eDreams ODIGEO SA	354,196	1,097,047	0.0%
	Elecnor SA	199,318	2,816,649	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
	Enagas SA	110,008	$3,168,641	0.1%
	Ence Energia y Celulosa SA	1,118,132	6,486,196	0.1%
#	Ercros SA	815,730	2,640,222	0.0%
	Euskaltel SA	449,314	3,598,106	0.1%
	Faes Farma SA	1,544,144	5,233,027	0.1%
	Fluidra SA	301,321	3,052,377	0.1%
*	Fomento de Construcciones y Contratas SA	180,392	1,912,845	0.0%
	Grupo Catalana Occidente SA	229,314	9,652,620	0.2%
*	Grupo Empresarial San Jose SA	119,085	421,814	0.0%
#*	Grupo Ezentis SA	1,197,792	792,641	0.0%
	Iberpapel Gestion SA	42,701	1,331,871	0.0%
*	Indra Sistemas SA	761,375	10,940,915	0.2%
	Inmobiliaria Colonial Socimi SA	977,903	9,310,096	0.2%
	Inmobiliaria del Sur SA	2,902	35,826	0.0%
	Laboratorios Farmaceuticos Rovi SA	68,607	1,280,029	0.0%
#*	Liberbank SA	2,372,859	1,097,055	0.0%
	Mediaset Espana Comunicacion SA	1,104,946	12,009,628	0.2%
	Melia Hotels International SA	689,135	9,426,594	0.2%
	Miquel y Costas & Miquel SA	80,076	2,901,438	0.1%
	NH Hotel Group SA	1,501,179	9,491,129	0.2%
*	Obrascon Huarte Lain SA	926,681	5,196,583	0.1%
	Parques Reunidos Servicios Centrales SAU	8,582	139,551	0.0%
*	Pharma Mar SA	1,078,930	4,121,297	0.1%
	Prim SA	39,424	464,585	0.0%
#*	Promotora de Informaciones SA Class A	284,300	1,006,469	0.0%
	Prosegur Cia de Seguridad SA	1,535,809	11,720,403	0.2%
#*	Quabit Inmobiliaria SA	328,377	630,140	0.0%
*	Realia Business SA	1,093,972	1,400,508	0.0%
*	Sacyr SA	2,839,770	7,296,268	0.1%
	Saeta Yield SA	233,552	2,607,988	0.0%
#*	Solaria Energia y Medio Ambiente SA	340,345	565,014	0.0%
#	Talgo SA	508,464	2,493,094	0.0%
#	Tecnicas Reunidas SA	189,544	6,102,777	0.1%
#*	Tubacex SA	752,478	2,673,742	0.0%
#*	Tubos Reunidos SA	785,848	828,170	0.0%
	Vidrala SA	87,775	7,936,551	0.1%
	Viscofan SA	253,933	15,371,114	0.3%
*	Vocento SA	285,785	496,952	0.0%
	Zardoya Otis SA	962,882	10,430,267	0.2%
TOTAL SPAIN			321,180,467	5.6%

SWEDEN — (6.9%)
	AAK AB	120,395	9,730,028	0.2%
	Acando AB	615,170	2,087,259	0.0%
	AddLife AB	77,913	1,536,419	0.0%
#	AddNode Group AB	24,116	195,776	0.0%
	AddTech AB Class B	300,287	6,653,621	0.1%
	AF AB Class B	364,751	7,514,533	0.1%
#	Alimak Group AB	73,636	1,319,281	0.0%
#*	Anoto Group AB	285,221	210,887	0.0%
*	Arise AB	36,861	59,888	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	Atrium Ljungberg AB Class B	131,402	$2,179,712	0.0%
	Attendo AB	181,074	2,129,264	0.0%
#	Avanza Bank Holding AB	126,974	4,786,099	0.1%
*	BE Group AB	20,516	129,848	0.0%
	Beijer Alma AB	121,979	3,934,236	0.1%
#*	Beijer Electronics Group AB	80,992	311,706	0.0%
	Beijer Ref AB	72,489	2,528,983	0.1%
	Bergman & Beving AB	144,190	1,640,471	0.0%
	Besqab AB	5,872	90,882	0.0%
	Betsson AB	687,069	5,391,644	0.1%
	Bilia AB Class A	628,332	5,630,006	0.1%
	BillerudKorsnas AB	76,671	1,319,586	0.0%
	BioGaia AB Class B	94,282	3,427,630	0.1%
#*	BioInvent International AB	565,819	176,382	0.0%
	Biotage AB	305,541	2,720,369	0.1%
#	Bjorn Borg AB	95,384	380,502	0.0%
	Bonava AB	9,670	139,542	0.0%
	Bonava AB Class B	274,974	4,004,430	0.1%
	Bravida Holding AB	26,241	179,154	0.0%
	Bufab AB	70,854	846,036	0.0%
	Bulten AB	92,810	1,316,479	0.0%
	Bure Equity AB	340,717	4,211,263	0.1%
#	Byggmax Group AB	372,728	2,536,996	0.1%
	Capio AB	39,849	202,807	0.0%
	Catena AB	86,085	1,531,749	0.0%
#	Cavotec SA	49,270	154,082	0.0%
	Clas Ohlson AB Class B	213,059	3,683,528	0.1%
	Cloetta AB Class B	1,496,805	5,061,423	0.1%
*	Collector AB	70,417	743,333	0.0%
	Com Hem Holding AB	807,301	12,119,193	0.2%
	Concentric AB	370,121	6,215,480	0.1%
	Concordia Maritime AB Class B	100,760	149,787	0.0%
	Coor Service Management Holding AB	40,637	320,426	0.0%
	Corem Property Group AB Class B	10,836	64,961	0.0%
#	Dedicare AB Class B	19,158	254,211	0.0%
	Dios Fastigheter AB	623,645	4,097,509	0.1%
	Dometic Group AB	140,911	1,225,154	0.0%
#	Doro AB	155,569	900,932	0.0%
#	Duni AB	212,126	3,160,474	0.1%
#	Dustin Group AB	251,814	2,255,700	0.1%
	Eastnine AB	85,914	779,828	0.0%
	Elanders AB Class B	40,801	445,005	0.0%
#*	Eltel AB	192,132	546,398	0.0%
#	Enea AB	63,008	626,326	0.0%
#	eWork Group AB	26,325	300,284	0.0%
	Fabege AB	666,527	14,073,893	0.3%
#	Fagerhult AB	207,289	2,632,143	0.1%
	Fenix Outdoor International AG	11,946	1,425,563	0.0%
#*	Fingerprint Cards AB Class B	208,942	516,529	0.0%
	Granges AB	478,098	4,954,245	0.1%
	Gunnebo AB	208,485	859,214	0.0%
*	Haldex AB	218,762	2,430,856	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Heba Fastighets AB Class B	42,288	$568,716	0.0%
	Hemfosa Fastigheter AB	817,885	9,936,996	0.2%
	Hexpol AB	319,729	3,233,846	0.1%
	HIQ International AB	297,368	2,131,178	0.0%
	HMS Networks AB	42,845	742,102	0.0%
#	Hoist Finance AB	172,793	1,816,194	0.0%
	Holmen AB Class B	218,057	10,717,321	0.2%
	Hufvudstaden AB Class A	65,485	1,077,571	0.0%
#	Indutrade AB	442,678	12,275,598	0.2%
	Intrum Justitia AB	51,327	1,798,670	0.0%
	Inwido AB	344,615	3,796,687	0.1%
	ITAB Shop Concept AB Class B	115,635	908,126	0.0%
	JM AB	381,548	10,067,501	0.2%
	KappAhl AB	420,801	3,064,190	0.1%
#	Karo Pharma AB	449,268	2,131,026	0.0%
#	Kindred Group P.L.C.	1,251,492	15,982,051	0.3%
	Klovern AB Class B	3,134,236	4,219,906	0.1%
	KNOW IT AB	102,377	1,870,258	0.0%
	Kungsleden AB	1,104,294	7,880,154	0.1%
	Lagercrantz Group AB Class B	352,844	3,754,288	0.1%
	Lifco AB Class B	54,552	1,955,284	0.0%
	Lindab International AB	474,363	3,909,882	0.1%
	Loomis AB Class B	401,176	16,095,962	0.3%
#*	Medivir AB Class B	155,692	1,245,955	0.0%
#	Mekonomen AB	149,584	3,020,105	0.1%
	Modern Times Group MTG AB Class B	314,159	11,984,189	0.2%
*	Momentum Group AB Class B	144,190	1,773,682	0.0%
	MQ Holding AB	187,075	712,768	0.0%
#	Mycronic AB	464,036	5,510,995	0.1%
#	NCC AB Class B	500,321	10,794,867	0.2%
#	Nederman Holding AB	4,621	133,833	0.0%
#*	Net Insight AB Class B	735,492	461,199	0.0%
	NetEnt AB	939,633	7,446,677	0.1%
	New Wave Group AB Class B	319,163	2,115,833	0.0%
	Nobia AB	740,155	6,071,602	0.1%
#	Nobina AB	421,233	2,287,391	0.1%
	Nolato AB Class B	171,585	9,513,187	0.2%
	Nordax Group AB	72,065	427,303	0.0%
	NP3 Fastigheter AB	64,110	386,503	0.0%
	OEM International AB Class B	44,423	1,035,068	0.0%
#	Opus Group AB	1,324,595	980,815	0.0%
*	Orexo AB	34,962	199,049	0.0%
	Oriflame Holding AG	237,287	8,548,725	0.2%
	Pandox AB	47,411	864,149	0.0%
	Peab AB	763,413	7,408,187	0.1%
#	Pricer AB Class B	832,220	904,712	0.0%
	Proact IT Group AB	50,363	1,173,098	0.0%
#	Probi AB	1,642	68,255	0.0%
#*	Qliro Group AB	795,678	1,738,864	0.0%
#	Ratos AB Class B	1,481,561	7,111,345	0.1%
#*	RaySearch Laboratories AB	129,144	2,862,521	0.1%
#	Recipharm AB Class B	167,002	2,043,294	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	Resurs Holding AB	10,554	$73,074	0.0%
#	Rottneros AB	484,842	434,344	0.0%
	Saab AB Class B	17,602	899,256	0.0%
	Sagax AB Class B	140,003	1,700,225	0.0%
#*	SAS AB	755,444	2,337,092	0.1%
	Scandi Standard AB	264,907	1,873,499	0.0%
	Scandic Hotels Group AB	117,677	1,518,020	0.0%
	Sectra AB Class B	66,839	1,308,985	0.0%
	Semcon AB	103,281	616,686	0.0%
#*	Sensys Gatso Group AB(7035470)	1,035,356	89,641	0.0%
#*	Sensys Gatso Group AB(BF8NVN5)	295,814	24,911	0.0%
	SkiStar AB	146,905	3,210,925	0.1%
	Sweco AB Class B	325,168	6,953,409	0.1%
	Swedol AB Class B	112,019	461,650	0.0%
	Systemair AB	82,114	1,241,910	0.0%
	Thule Group AB	425,212	9,510,944	0.2%
#*	Tobii AB	117,872	605,175	0.0%
	Troax Group AB	9,418	318,304	0.0%
	VBG Group AB Class B	15,766	282,794	0.0%
	Victoria Park AB Class B	609,047	2,247,439	0.0%
#	Vitrolife AB	71,728	5,725,692	0.1%
#	Wallenstam AB Class B	902,003	8,424,206	0.2%
	Wihlborgs Fastigheter AB	401,999	9,544,362	0.2%
TOTAL SWEDEN			429,210,166	7.5%

SWITZERLAND — (10.6%)
	Allreal Holding AG	74,900	12,518,741	0.2%
*	Alpiq Holding AG	6,898	442,557	0.0%
	ALSO Holding AG	30,442	4,120,796	0.1%
#	ams AG	316,689	28,893,663	0.5%
	APG SGA SA	7,581	3,071,144	0.1%
#*	Arbonia AG	241,026	4,216,570	0.1%
#	Aryzta AG	441,840	14,028,474	0.2%
	Ascom Holding AG	208,330	4,769,006	0.1%
	Autoneum Holding AG	16,300	4,403,308	0.1%
	Bachem Holding AG Class B	23,344	2,948,756	0.1%
	Baloise Holding AG	2,815	443,805	0.0%
	Bank Cler AG	30,941	1,311,957	0.0%
	Banque Cantonale de Geneve	8,382	1,350,871	0.0%
	Banque Cantonale du Jura SA	4,442	265,784	0.0%
	Banque Cantonale Vaudoise	11,753	8,450,925	0.2%
	Belimo Holding AG	2,185	9,375,135	0.2%
	Bell Food Group AG	5,331	2,302,050	0.0%
	Bellevue Group AG	53,293	1,238,903	0.0%
#	Berner Kantonalbank AG	24,327	4,390,215	0.1%
	BFW Liegenschaften AG	1,527	67,788	0.0%
	BKW AG	70,552	4,123,913	0.1%
	Bobst Group SA	49,320	5,272,094	0.1%
	Bossard Holding AG Class A	33,475	7,912,202	0.1%
	Bucher Industries AG	37,564	14,697,722	0.3%
#	Burckhardt Compression Holding AG	15,773	4,698,962	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Burkhalter Holding AG	20,988	$2,514,104	0.0%
	Calida Holding AG	25,084	930,368	0.0%
	Carlo Gavazzi Holding AG	2,027	677,030	0.0%
	Cembra Money Bank AG	163,046	14,606,366	0.3%
	Cham Paper Holding AG	1,925	780,987	0.0%
*	Cicor Technologies, Ltd.	10,854	559,008	0.0%
	Cie Financiere Tradition SA	9,836	936,221	0.0%
	Coltene Holding AG	20,595	2,044,041	0.0%
	Conzzeta AG	7,330	7,200,371	0.1%
	Daetwyler Holding AG	39,273	6,585,819	0.1%
	DKSH Holding AG	160,246	13,443,220	0.2%
	dormakaba Holding AG	16,675	16,504,449	0.3%
*	Dottikon Es Holding AG	126	97,275	0.0%
	Edmond de Rothschild Suisse SA	15	277,427	0.0%
	EFG International AG	495,370	4,533,180	0.1%
	Emmi AG	12,679	7,915,588	0.1%
	Energiedienst Holding AG	68,912	1,785,644	0.0%
#*	Evolva Holding SA	1,761,042	617,862	0.0%
	Feintool International Holding AG	7,815	928,376	0.0%
	Flughafen Zurich AG	52,924	11,509,684	0.2%
	Forbo Holding AG	6,853	10,361,433	0.2%
	GAM Holding AG	1,035,728	16,144,137	0.3%
	Georg Fischer AG	24,221	29,841,965	0.5%
	Gurit Holding AG	2,361	2,715,070	0.1%
	Helvetia Holding AG	37,722	20,278,728	0.4%
	Hiag Immobilien Holding AG	6,276	726,780	0.0%
#	HOCHDORF Holding AG	5,428	1,508,174	0.0%
	Huber & Suhner AG	72,236	3,911,504	0.1%
*	Idorsia, Ltd.	28,024	552,294	0.0%
	Implenia AG	85,074	5,373,701	0.1%
	Inficon Holding AG	9,382	5,827,226	0.1%
	Interroll Holding AG	3,192	4,563,002	0.1%
	Intershop Holding AG	8,178	4,016,374	0.1%
#	Jungfraubahn Holding AG	5,914	753,227	0.0%
	Kardex AG	35,722	4,253,396	0.1%
	Komax Holding AG	19,969	5,716,179	0.1%
#	Kudelski SA	197,997	2,431,135	0.0%
*	Lastminute.com NV	10,907	149,243	0.0%
	LEM Holding SA	3,773	4,937,352	0.1%
	Liechtensteinische Landesbank AG	37,816	1,885,604	0.0%
	Logitech International SA	744,066	26,607,319	0.5%
	Luzerner Kantonalbank AG	16,907	7,614,823	0.1%
	MCH Group AG	4,236	287,668	0.0%
	Metall Zug AG Class B	903	3,468,870	0.1%
#*	Meyer Burger Technology AG	2,370,456	4,419,764	0.1%
#	Mobilezone Holding AG	133,170	1,661,900	0.0%
	Mobimo Holding AG	35,469	8,962,611	0.2%
	OC Oerlikon Corp. AG	1,167,818	18,735,338	0.3%
#*	Orascom Development Holding AG	60,240	723,484	0.0%
#	Orell Fuessli Holding AG	5,028	620,969	0.0%
	Orior AG	30,001	2,346,341	0.0%
#	Panalpina Welttransport Holding AG	61,671	8,475,033	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
#	Phoenix Mecano AG	3,366	$1,958,264	0.0%
	Plazza AG Class A	6,297	1,462,526	0.0%
	PSP Swiss Property AG	226,220	19,911,470	0.3%
	Rieter Holding AG	18,187	4,252,988	0.1%
	Romande Energie Holding SA	2,625	2,976,080	0.1%
#*	Schaffner Holding AG	2,950	936,808	0.0%
*	Schmolz + Bickenbach AG	3,071,012	2,832,485	0.1%
	Schweiter Technologies AG	5,490	6,734,854	0.1%
	SFS Group AG	63,754	7,557,039	0.1%
	Siegfried Holding AG	21,530	6,734,085	0.1%
	St Galler Kantonalbank AG	11,934	5,388,311	0.1%
	Sulzer AG	106,641	13,661,506	0.2%
	Sunrise Communications Group AG	191,584	15,937,829	0.3%
	Swiss Prime Site AG	118,681	10,134,131	0.2%
	Swissquote Group Holding SA	49,832	1,731,035	0.0%
	Tamedia AG	14,493	2,010,520	0.0%
	Tecan Group AG	49,581	10,486,768	0.2%
	Temenos Group AG	307,521	35,509,903	0.6%
	Thurgauer Kantonalbank	2,498	246,507	0.0%
	u-blox Holding AG	30,554	5,999,072	0.1%
	Valiant Holding AG	101,920	10,491,693	0.2%
	Valora Holding AG	15,777	5,056,124	0.1%
	VAT Group AG	2,882	375,212	0.0%
	Vaudoise Assurances Holding SA	5,756	3,050,163	0.1%
	Vetropack Holding AG	1,144	2,176,376	0.0%
#*	Von Roll Holding AG	293,368	438,709	0.0%
	Vontobel Holding AG	146,403	9,110,521	0.2%
	VP Bank AG	13,977	1,920,091	0.0%
	VZ Holding AG	12,934	4,468,735	0.1%
	Walliser Kantonalbank	17,758	1,674,720	0.0%
#	Walter Meier AG	22,913	943,670	0.0%
#	Ypsomed Holding AG	16,382	2,852,122	0.1%
#	Zehnder Group AG	63,176	2,317,860	0.0%
#	Zug Estates Holding AG Class B	996	1,753,103	0.0%
	Zuger Kantonalbank AG	663	3,522,283	0.1%
TOTAL SWITZERLAND			656,246,568	11.4%
TOTAL COMMON STOCKS			5,675,367,864	98.7%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
	Biotest AG	89,937	2,375,268	0.0%
	Draegerwerk AG & Co. KGaA	40,848	4,694,172	0.1%
#	Fuchs Petrolub SE	200,558	11,293,910	0.2%
	Jungheinrich AG	245,511	11,181,066	0.2%
#	Sartorius AG	104,644	9,771,251	0.2%
	Sixt SE	74,833	4,854,721	0.1%
	STO SE & Co. KGaA	8,091	1,219,980	0.0%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (Continued)
Villeroy & Boch AG	43,697	$1,021,942	0.0%
TOTAL GERMANY		46,412,310	0.8%
TOTAL PREFERRED STOCKS		46,412,310	0.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—	0.0%

FRANCE — (0.0%)
#* Archos Warrants 12/31/18	138,714	2,585	0.0%
* Maurel et prom Rights 12/31/00	844,597	—	0.0%
TOTAL FRANCE		2,585	0.0%

ISRAEL — (0.0%)
#* AIirport City, Ltd. Rights 10/30/17	2	10	0.0%
SPAIN — (0.0%)
* Grupo Ezentis SA Rights 10/19/17	156,600	709	0.0%
#* Liberbank SA Rights 11/10/17	2,372,859	854,083	0.0%
* Papeles y Cartones de Europa SA Rights 11/16/17	302,916	124,204	0.0%
TOTAL SPAIN		978,996	0.0%

SWITZERLAND — (0.0%)
* Evolva Holding, Ltd. Rights 11/08/17	1,761,042	105,912	0.0%
TOTAL RIGHTS/WARRANTS		1,087,503	0.0%
TOTAL INVESTMENT SECURITIES		5,722,867,677

		Value†
SECURITIES LENDING COLLATERAL — (7.6%)
§@ DFA Short Term Investment Fund	40,695,303	470,885,347	8.2%
TOTAL INVESTMENTS — (100.0%) (Cost $4,482,764,364)		$6,193,753,024	107.7%

The Continental Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$197,245,523	—	$197,245,523
Belgium	$2,677,761	256,340,135	—	259,017,896
Denmark	8,784,672	287,021,639	—	295,806,311
Finland	—	371,832,932	—	371,832,932
France	32,312	798,172,400	—	798,204,712
Germany	—	919,223,637	—	919,223,637
Hong Kong	—	3,147,046	—	3,147,046
Ireland	—	76,737,827	—	76,737,827
Israel	—	153,649,964	—	153,649,964
Italy	109,325	633,632,678	—	633,742,003
Netherlands	—	354,204,344	—	354,204,344
Norway	—	138,286,028	—	138,286,028
Portugal	—	67,632,440	—	67,632,440
Spain	—	321,180,467	—	321,180,467
Sweden	24,911	429,185,255	—	429,210,166
Switzerland	—	656,246,568	—	656,246,568
Preferred Stocks
Germany	—	46,412,310	—	46,412,310
Rights/Warrants
France	—	2,585	—	2,585
Israel	—	10	—	10
Spain	—	978,996	—	978,996
Switzerland	—	105,912	—	105,912
Securities Lending Collateral	—	470,885,347	—	470,885,347
TOTAL	$11,628,981	$6,182,124,043	—	$6,193,753,024

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2017

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.8%)
Consumer Discretionary — (7.6%)
#	Aimia, Inc.	711,317	$1,394,955	0.1%
#	AutoCanada, Inc.	178,738	3,229,504	0.3%
#	BMTC Group, Inc.	17,481	179,539	0.0%
#	BRP, Inc.	204,351	6,868,196	0.6%
#	Cara Operations, Ltd.	72,577	1,485,744	0.1%
#	Cineplex, Inc.	293,783	8,885,678	0.7%
	Cogeco Communications, Inc.	76,656	5,511,080	0.5%
	Cogeco, Inc.	38,868	2,649,447	0.2%
	Corus Entertainment, Inc. Class B	717,638	6,658,497	0.6%
#	DHX Media, Ltd.(BRF12N3)	363,010	1,207,126	0.1%
#	DHX Media, Ltd.(BRF12P5)	479,925	1,581,026	0.1%
	Dorel Industries, Inc. Class B	186,580	4,865,166	0.4%
	Enercare, Inc.	592,559	9,236,774	0.8%
#	Gamehost, Inc.	59,473	502,485	0.0%
*	Glacier Media, Inc.	171,625	75,828	0.0%
#	goeasy, Ltd.	50,633	1,226,480	0.1%
*	Great Canadian Gaming Corp.	333,138	7,917,224	0.7%
#	Hudson's Bay Co.	417,486	3,647,056	0.3%
	Imvescor Restaurant Group, Inc.	49,700	152,170	0.0%
*	Indigo Books & Music, Inc.	2,402	34,445	0.0%
*	Intertain Group, Ltd.	6,600	75,255	0.0%
	Leon's Furniture, Ltd.	140,175	2,126,366	0.2%
	Martinrea International, Inc.	547,048	5,364,047	0.5%
	MTY Food Group, Inc.	103,863	4,100,258	0.3%
#	Pizza Pizza Royalty Corp.	163,112	2,169,601	0.2%
	Reitmans Canada, Ltd. Class A	260,312	936,243	0.1%
	Sleep Country Canada Holdings, Inc.	144,600	4,289,467	0.4%
*	Spin Master Corp.	57,700	2,136,076	0.2%
#*	Stars Group, Inc. (The)	545,738	10,985,827	0.9%
#	Torstar Corp. Class B	393,289	411,550	0.0%
*	TVA Group, Inc. Class B	7,000	20,564	0.0%
	Uni-Select, Inc.	255,631	5,524,372	0.5%
#*	Yellow Pages, Ltd.	215,283	1,381,709	0.1%
	Zenith Capital Corp.	111,820	7,021	0.0%
Total Consumer Discretionary			106,836,776	9.0%

Consumer Staples — (4.2%)
#	AGT Food & Ingredients, Inc.	115,523	2,071,194	0.2%
	Andrew Peller, Ltd. Class A	84,800	811,782	0.1%
	Clearwater Seafoods, Inc.	97,157	672,515	0.1%
#*	Colabor Group, Inc.	67,800	40,466	0.0%
	Corby Spirit and Wine, Ltd.	73,867	1,253,924	0.1%
	Cott Corp.(2228952)	845,649	12,677,197	1.1%
	Cott Corp.(22163N106)	96,682	1,450,230	0.1%
	High Liner Foods, Inc.	100,091	1,102,467	0.1%
	Jean Coutu Group PJC, Inc. (The) Class A	416,076	7,895,156	0.7%
	KP Tissue, Inc.	7,400	86,327	0.0%
	Lassonde Industries, Inc. Class A	5,000	949,539	0.1%
#	Liquor Stores N.A., Ltd.	195,311	1,485,157	0.1%
	Maple Leaf Foods, Inc.	73,345	1,902,274	0.1%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
*	Neptune Technologies & Bioressources, Inc.	22,102	$20,730	0.0%
	North West Co., Inc. (The)	316,536	7,723,861	0.6%
	Premium Brands Holdings Corp.	150,162	12,151,703	1.0%
#	Rogers Sugar, Inc.	575,336	2,831,861	0.2%
#*	SunOpta, Inc.	388,350	3,612,278	0.3%
Total Consumer Staples			58,738,661	4.9%

Energy — (18.4%)
*	Advantage Oil & Gas, Ltd.	1,154,775	6,113,567	0.5%
#*	Africa Oil Corp.	1,016,099	1,283,809	0.1%
	AKITA Drilling, Ltd. Class A	40,600	221,237	0.0%
#*	Athabasca Oil Corp.	3,163,297	2,844,295	0.2%
#*	Baytex Energy Corp.	1,110,006	3,054,431	0.3%
#*	Bellatrix Exploration, Ltd.	325,319	779,191	0.1%
	Birchcliff Energy, Ltd.	1,221,735	4,971,792	0.4%
#*	BlackPearl Resources, Inc.	1,484,501	1,254,249	0.1%
	Bonavista Energy Corp.	1,375,841	2,922,102	0.2%
#	Bonterra Energy Corp.	155,295	1,828,487	0.2%
#*	Calfrac Well Services, Ltd.	874,615	3,525,307	0.3%
#*	Canacol Energy, Ltd.	921,342	2,928,068	0.2%
#	Cardinal Energy, Ltd.	179,790	668,933	0.1%
*	Cequence Energy, Ltd.	499,530	48,400	0.0%
	CES Energy Solutions Corp.	732,042	3,943,641	0.3%
#*	Chinook Energy, Inc.	496,199	123,079	0.0%
#	Cona Resources, Ltd.	195,900	324,956	0.0%
*	Crew Energy, Inc.	1,228,076	4,159,904	0.4%
#*	Delphi Energy Corp.	1,041,539	968,798	0.1%
#*	Denison Mines Corp.	3,295,282	1,353,771	0.1%
	Enerflex, Ltd.	567,158	7,715,389	0.7%
#*	Energy Fuels, Inc.	397,690	548,708	0.0%
	Enerplus Corp.	1,353,175	12,408,387	1.0%
	Ensign Energy Services, Inc.	812,827	4,183,529	0.4%
*	Epsilon Energy, Ltd.	312,073	774,075	0.1%
#*	Essential Energy Services Trust	1,034,741	473,217	0.0%
#*	Fission Uranium Corp.	1,445,000	627,238	0.1%
#	Freehold Royalties, Ltd.	552,172	6,753,953	0.6%
*	Frontera Energy Corp.	17,700	528,215	0.0%
*	GASFRAC Energy Services, Inc.	91,560	9	0.0%
*	Gear Energy, Ltd.	518,000	321,215	0.0%
	Gibson Energy, Inc.	757,539	10,299,383	0.9%
*	Gran Tierra Energy, Inc.	2,720,150	5,924,829	0.5%
#	Granite Oil Corp.	214,508	571,977	0.1%
	High Arctic Energy Services, Inc.	15,400	51,449	0.0%
*	Kelt Exploration, Ltd.	1,174,340	6,435,613	0.5%
*	Manitok Energy, Inc.	13,292	618	0.0%
#*	MEG Energy Corp.	1,435,543	6,375,987	0.5%
	Mullen Group, Ltd.	578,881	7,596,663	0.6%
#*	Newalta Corp.	579,398	390,726	0.0%
	North American Energy Partners, Inc.	150,534	606,757	0.1%
*	NuVista Energy, Ltd.	1,310,626	8,147,601	0.7%
#*	Obsidian Energy, Ltd.	3,864,779	4,104,137	0.3%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#*	Painted Pony Energy, Ltd.	540,861	$1,136,139	0.1%
#*	Paramount Resources, Ltd. Class A	498,213	8,526,895	0.7%
*	Parex Resources, Inc.	826,302	10,990,886	0.9%
	Parkland Fuel Corp.	542,825	11,023,963	0.9%
	Pason Systems, Inc.	364,652	5,294,110	0.4%
	Pembina Pipeline Corp.	448,593	14,830,223	1.2%
#*	Pengrowth Energy Corp.	3,067,669	3,447,888	0.3%
#*	Perpetual Energy, Inc.	41,575	39,316	0.0%
*	Petrus Resources, Ltd.	19,582	34,303	0.0%
#	Peyto Exploration & Development Corp.	401,127	5,472,316	0.5%
*	PHX Energy Services Corp.	241,574	421,317	0.0%
#*	Pine Cliff Energy, Ltd.	496,700	196,355	0.0%
#*	Precision Drilling Corp.	1,596,622	4,789,495	0.4%
#*	Pulse Seismic, Inc.	296,139	766,688	0.1%
#*	Questerre Energy Corp. Class A	778,960	446,811	0.0%
*	Raging River Exploration, Inc.	963,651	5,684,354	0.5%
#*	RMP Energy, Inc.	1,197,822	696,354	0.1%
#	Secure Energy Services, Inc.	998,136	6,506,723	0.6%
	ShawCor, Ltd.	256,281	5,554,311	0.5%
#*	Spartan Energy Corp.	694,048	3,674,402	0.3%
*	Strad Energy Services, Ltd.	19,447	25,324	0.0%
#	Surge Energy, Inc.	1,856,256	3,107,909	0.3%
#*	Tamarack Valley Energy, Ltd.	661,883	1,549,404	0.1%
	TORC Oil & Gas, Ltd.	912,512	4,802,695	0.4%
	Total Energy Services, Inc.	275,579	3,244,748	0.3%
#*	TransGlobe Energy Corp.	516,845	873,360	0.1%
#*	Trican Well Service, Ltd.	1,964,140	7,383,986	0.6%
*	Trinidad Drilling, Ltd.	1,506,484	1,985,135	0.2%
#*	Western Energy Services Corp.	548,797	523,231	0.0%
#	Whitecap Resources, Inc.	1,837,501	13,189,101	1.1%
*	Xtreme Drilling Corp.	99,561	162,063	0.0%
*	Yangarra Resources, Ltd.	394,000	1,206,341	0.1%
	ZCL Composites, Inc.	176,127	1,856,699	0.2%
Total Energy			257,600,537	21.6%

Financials — (6.5%)
	AGF Management, Ltd. Class B	451,269	2,906,787	0.2%
#	Alaris Royalty Corp.	209,645	3,321,559	0.3%
#	Callidus Capital Corp.	79,720	674,169	0.1%
	Canaccord Genuity Group, Inc.	763,165	2,537,771	0.2%
#	Canadian Western Bank	528,680	14,892,048	1.2%
#	Chesswood Group, Ltd.	75,642	755,189	0.1%
	Clairvest Group, Inc.	1,900	53,755	0.0%
#	Clarke, Inc.	17,242	133,649	0.0%
	E-L Financial Corp., Ltd.	3,778	2,421,862	0.2%
#*	Echelon Financial Holdings, Inc.	14,650	151,201	0.0%
	ECN Capital Corp.	2,146,106	7,036,686	0.6%
	Element Fleet Management Corp.	90,300	695,746	0.1%
#	Equitable Group, Inc.	71,024	3,303,186	0.3%
*	Equity Financial Holdings, Inc.	800	6,071	0.0%
	Fiera Capital Corp.	261,337	2,848,150	0.2%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Firm Capital Mortgage Investment Corp.	132,518	$1,304,533	0.1%
#	First National Financial Corp.	95,537	2,125,348	0.2%
#	Genworth MI Canada, Inc.	322,580	10,024,209	0.8%
#	Gluskin Sheff + Associates, Inc.	196,696	2,460,796	0.2%
*	GMP Capital, Inc.	315,787	643,764	0.1%
	Guardian Capital Group, Ltd. Class A	43,097	851,851	0.1%
#	Home Capital Group, Inc.	436,558	4,723,936	0.4%
*	Kingsway Financial Services, Inc.	13,070	71,425	0.0%
#	Laurentian Bank of Canada	221,346	10,294,365	0.9%
#	Sprott, Inc.	1,478,288	2,440,704	0.2%
#*	Street Capital Group, Inc.	120,227	114,626	0.0%
#	Timbercreek Financial Corp.	304,346	2,238,775	0.2%
	TMX Group, Ltd.	218,158	11,919,973	1.0%
*	Trisura Group, Ltd.	6,511	145,603	0.0%
Total Financials			91,097,737	7.7%

Health Care — (1.4%)
#*	CRH Medical Corp.	470,396	1,104,798	0.1%
#	Extendicare, Inc.	577,071	4,191,268	0.4%
*	Knight Therapeutics, Inc.	733,325	4,763,401	0.4%
#	Medical Facilities Corp.	188,969	2,060,921	0.2%
*	Novelion Therapeutics, Inc.	43,802	206,746	0.0%
#	Sienna Senior Living, Inc.	300,715	4,142,086	0.3%
#*	Theratechnologies, Inc.	375,201	2,224,857	0.2%
Total Health Care			18,694,077	1.6%

Industrials — (10.7%)
	Aecon Group, Inc.	432,401	6,512,326	0.5%
	Ag Growth International, Inc.	89,741	3,512,844	0.3%
	Algoma Central Corp.	32,090	324,606	0.0%
*	ATS Automation Tooling Systems, Inc.	526,630	6,061,899	0.5%
#	Badger Daylighting, Ltd.	212,581	4,839,550	0.4%
#	Bird Construction, Inc.	261,544	1,982,715	0.2%
#	Black Diamond Group, Ltd.	335,792	559,610	0.0%
	Calian Group, Ltd.	29,155	750,740	0.1%
#	CanWel Building Materials Group, Ltd.	247,822	1,273,591	0.1%
	Cargojet, Inc.	16,249	679,508	0.1%
	Cervus Equipment Corp.	40,197	472,044	0.0%
#*	DIRTT Environmental Solutions	365,368	1,804,042	0.2%
#	Exchange Income Corp.	89,484	2,406,864	0.2%
#	Exco Technologies, Ltd.	166,465	1,350,972	0.1%
*	GDI Integrated Facility Services, Inc.	700	8,345	0.0%
*	Heroux-Devtek, Inc.	180,454	2,058,974	0.2%
#*	HNZ Group, Inc.	23,088	331,976	0.0%
#	Horizon North Logistics, Inc.	870,644	1,181,015	0.1%
*	IBI Group, Inc.	85,500	497,054	0.0%
#	K-Bro Linen, Inc.	44,753	1,354,974	0.1%
	Magellan Aerospace Corp.	88,776	1,329,472	0.1%
	Maxar Technologies, Ltd.	184,072	11,644,148	1.0%
	Morneau Shepell, Inc.	306,811	5,110,742	0.4%
#*	NAPEC, Inc.	64,900	64,895	0.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	New Flyer Industries, Inc.	253,571	$10,759,225	0.9%
#	Richelieu Hardware, Ltd.	280,555	7,348,232	0.6%
	Rocky Mountain Dealerships, Inc.	99,555	907,501	0.1%
	Russel Metals, Inc.	356,806	7,976,347	0.7%
#	Savaria Corp.	94,100	1,161,206	0.1%
#	Stantec, Inc.	522,729	14,935,114	1.3%
	Stuart Olson, Inc.	132,859	548,902	0.0%
#	Student Transportation, Inc.	536,843	3,141,745	0.3%
	TFI International, Inc.	475,353	11,473,911	1.0%
	Toromont Industries, Ltd.	425,013	18,735,361	1.6%
	Transcontinental, Inc. Class A	366,376	8,133,485	0.7%
	Wajax Corp.	133,338	2,424,703	0.2%
	Westshore Terminals Investment Corp.	319,049	6,086,192	0.5%
Total Industrials			149,744,830	12.6%

Information Technology — (3.8%)
*	5N Plus, Inc.	406,229	969,836	0.1%
#	Absolute Software Corp.	235,588	1,524,812	0.1%
#*	Avigilon Corp.	253,094	3,752,956	0.3%
*	BSM Technologies, Inc.	9,200	8,985	0.0%
*	Celestica, Inc.(2263362)	712,858	7,155,655	0.6%
*	Celestica, Inc.(15101Q108)	36,408	365,900	0.0%
	Computer Modelling Group, Ltd.	446,452	3,540,194	0.3%
*	Descartes Systems Group, Inc. (The)	393,056	11,394,694	1.0%
	Enghouse Systems, Ltd.	108,457	4,583,424	0.4%
	Evertz Technologies, Ltd.	155,353	2,271,109	0.2%
#*	EXFO, Inc.	60,487	233,490	0.0%
*	Kinaxis, Inc.	87,472	4,361,735	0.4%
#	Mediagrif Interactive Technologies, Inc.	21,070	219,666	0.0%
*	Mitel Networks Corp.	573,324	4,928,425	0.4%
*	Points International, Ltd.	36,359	417,110	0.0%
	Pure Technologies, Ltd.	174,445	723,417	0.1%
	Quarterhill, Inc.	785,133	1,484,943	0.1%
#*	Sierra Wireless, Inc.	188,147	4,208,916	0.4%
*	Solium Capital, Inc.	108,306	904,999	0.1%
#*	UrtheCast Corp.	516,214	430,145	0.0%
	Vecima Networks, Inc.	6,059	46,730	0.0%
Total Information Technology			53,527,141	4.5%

Materials — (24.6%)
#	Acadian Timber Corp.	58,238	884,336	0.1%
#	AirBoss of America Corp.	100,662	901,206	0.1%
#*	Alacer Gold Corp.	1,793,848	2,794,849	0.2%
	Alamos Gold, Inc. Class A	1,820,687	11,530,125	1.0%
*	Alio Gold, Inc.	200,218	794,604	0.1%
#	Altius Minerals Corp.	218,100	2,016,846	0.2%
#*	Americas Silver Corp.	146,612	595,495	0.1%
*	Amerigo Resources, Ltd.	378,500	240,578	0.0%
*	Argonaut Gold, Inc.	1,073,820	1,939,385	0.2%
#*	Asanko Gold, Inc.	746,275	694,155	0.1%
*	AuRico Metals, Inc.	861,583	868,195	0.1%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
*	B2Gold Corp.	5,370,434	$13,653,999	1.1%
#*	Balmoral Resources, Ltd.	11,000	4,178	0.0%
	Caledonia Mining Corp. P.L.C.	540	2,947	0.0%
*	Canfor Corp.	502,970	10,004,039	0.8%
	Canfor Pulp Products, Inc.	217,215	2,372,343	0.2%
#*	Capstone Mining Corp.	3,069,355	3,497,366	0.3%
	Cascades, Inc.	456,893	5,503,540	0.5%
*	Centerra Gold, Inc.	1,552,135	10,539,264	0.9%
#*	China Gold International Resources Corp., Ltd.	1,592,861	2,469,361	0.2%
#*	Continental Gold, Inc.	963,348	2,314,843	0.2%
#*	Copper Mountain Mining Corp.	907,730	1,097,635	0.1%
*	Detour Gold Corp.	965,461	10,289,969	0.9%
	Dominion Diamond Corp.(B95LX89)	554,107	7,885,749	0.7%
#	Dominion Diamond Corp.(257287102)	20,700	294,975	0.0%
*	Dundee Precious Metals, Inc.	1,421,222	2,842,224	0.2%
#*	Eastmain Resources, Inc.	86,500	19,779	0.0%
	Eldorado Gold Corp.	4,240,346	5,324,673	0.4%
*	Endeavour Mining Corp.	351,229	6,242,673	0.5%
#*	Endeavour Silver Corp.	270,952	560,764	0.0%
#*	First Majestic Silver Corp.	779,250	5,248,961	0.4%
*	First Mining Finance Corp.	61,500	29,079	0.0%
#*	Fortress Paper, Ltd. Class A	16,706	54,128	0.0%
*	Fortuna Silver Mines, Inc.	1,032,791	4,346,993	0.4%
#*	Golden Star Resources, Ltd.	2,318,527	1,815,140	0.2%
#*	Great Panther Silver, Ltd.	834,051	1,021,472	0.1%
*	Guyana Goldfields, Inc.	993,644	3,542,952	0.3%
	HudBay Minerals, Inc.	1,477,086	10,979,966	0.9%
*	IAMGOLD Corp.	3,203,040	17,578,113	1.5%
#*	Imperial Metals Corp.	281,160	647,272	0.1%
*	Interfor Corp.	467,908	7,616,517	0.6%
*	International Tower Hill Mines, Ltd.	13,001	5,543	0.0%
	Intertape Polymer Group, Inc.	333,777	4,926,063	0.4%
*	Ivanhoe Mines, Ltd. Class A	1,466,561	5,308,767	0.4%
	Kirkland Lake Gold, Ltd.	913,033	10,707,844	0.9%
#*	Klondex Mines, Ltd.	953,463	2,756,699	0.2%
#	Labrador Iron Ore Royalty Corp.	417,556	6,758,057	0.6%
#*	Leagold Mining Corp.	52,342	125,368	0.0%
#*	Liberty Gold Corp.	222,861	82,055	0.0%
	Lucara Diamond Corp.	1,565,665	2,730,599	0.2%
#*	Lundin Gold, Inc.	44,800	171,546	0.0%
#*	Lydian International, Ltd.	57,514	15,826	0.0%
*	Major Drilling Group International, Inc.	606,412	3,248,048	0.3%
#	Mandalay Resources Corp.	1,371,135	313,530	0.0%
#*	Midas Gold Corp.	293,884	177,684	0.0%
*	Nautilus Minerals, Inc.	227,078	36,963	0.0%
	Nevsun Resources, Ltd.	1,898,731	4,474,182	0.4%
*	New Gold, Inc.	3,504,251	11,598,443	1.0%
*	Nighthawk Gold Corp.	17,500	9,495	0.0%
	Norbord, Inc.	210,780	7,597,297	0.6%
#	OceanaGold Corp.	3,671,560	9,846,987	0.8%
*	Orbite Technologies, Inc.	73,500	808	0.0%
#	Osisko Gold Royalties, Ltd.	739,341	9,306,945	0.8%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Pan American Silver Corp.	847,173	$13,842,653	1.2%
#*	Platinum Group Metals, Ltd.	67,631	27,260	0.0%
#*	PolyMet Mining Corp.	613,665	380,538	0.0%
*	Premier Gold Mines, Ltd.	1,041,449	2,768,909	0.2%
#*	Pretium Resources, Inc.	293,903	3,312,287	0.3%
*	Primero Mining Corp.	221,467	14,592	0.0%
#*	RB Energy, Inc.	396,013	396	0.0%
*	Richmont Mines, Inc.	398,871	3,472,073	0.3%
*	Roxgold, Inc.	146,200	124,657	0.0%
#*	Royal Nickel Corp.	385,500	53,787	0.0%
#*	Sabina Gold & Silver Corp.	1,545,521	2,551,709	0.2%
#*	Sandstorm Gold, Ltd.	1,124,852	4,847,824	0.4%
#*	Seabridge Gold, Inc.	98,335	1,330,850	0.1%
*	SEMAFO, Inc.	1,960,761	4,924,320	0.4%
#*	Sherritt International Corp.	2,539,461	2,598,317	0.2%
#*	Sprott Resource Holdings, Inc.	597,898	67,200	0.0%
*	SSR Mining, Inc.	726,305	6,975,365	0.6%
	Stella-Jones, Inc.	241,271	9,425,671	0.8%
#*	Stornoway Diamond Corp.	1,608,797	810,571	0.1%
#	Supremex, Inc.	4,991	15,397	0.0%
#	Tahoe Resources, Inc.	1,339,013	6,424,688	0.5%
#*	Tanzanian Royalty Exploration Corp.	298,950	78,787	0.0%
*	Taseko Mines, Ltd.	1,386,626	3,041,742	0.3%
#*	Tembec, Inc.	420,376	1,528,225	0.1%
#*	Teranga Gold Corp.	579,814	1,177,515	0.1%
#*	TMAC Resources, Inc.	68,713	429,822	0.0%
*	Torex Gold Resources, Inc.	427,760	5,898,652	0.5%
*	Trevali Mining Corp.	2,518,216	2,674,177	0.2%
#*	Wesdome Gold Mines, Ltd.	568,064	788,183	0.1%
	West Fraser Timber Co., Ltd.	800	48,660	0.0%
	Western Forest Products, Inc.	2,515,309	5,108,216	0.4%
	Winpak, Ltd.	149,435	5,768,439	0.5%
	Yamana Gold, Inc.	4,803,883	12,474,233	1.1%
Total Materials			344,245,152	28.9%

Real Estate — (2.8%)
	Altus Group, Ltd.	263,514	7,196,030	0.6%
	Brookfield Real Estate Services, Inc.	31,469	397,601	0.0%
	Colliers International Group, Inc.	174,095	10,203,335	0.9%
*	DREAM Unlimited Corp. Class A	241,400	1,375,312	0.1%
	FirstService Corp.(BYL7ZF7)	177,734	12,372,909	1.0%
	FirstService Corp.(33767E103)	1,234	85,960	0.0%
	Genesis Land Development Corp.	76,842	226,339	0.0%
	Information Services Corp.	7,374	100,885	0.0%
#*	Mainstreet Equity Corp.	29,849	873,652	0.1%
	Mainstreet Health Investments, Inc.	76,166	654,266	0.1%
	Melcor Developments, Ltd.	51,140	596,587	0.1%
	Morguard Corp.	11,268	1,676,968	0.1%
	Tricon Capital Group, Inc.	415,308	3,489,604	0.3%
Total Real Estate			39,249,448	3.3%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (4.8%)
Alterra Power Corp.	160,142	$973,191	0.1%
Boralex, Inc. Class A	317,384	5,638,665	0.5%
# Capital Power Corp.	550,609	10,426,616	0.9%
Innergex Renewable Energy, Inc.	513,027	5,603,093	0.5%
Just Energy Group, Inc.	720,976	4,012,563	0.3%
* Maxim Power Corp.	92,234	203,757	0.0%
# Northland Power, Inc.	562,788	10,761,941	0.9%
Polaris Infrastructure, Inc.	79,700	1,160,812	0.1%
# Superior Plus Corp.	849,685	8,555,467	0.7%
TransAlta Corp.	1,716,509	10,151,898	0.8%
TransAlta Renewables, Inc.	506,146	5,457,322	0.5%
Valener, Inc.	276,149	4,741,261	0.4%
Total Utilities		67,686,586	5.7%
TOTAL COMMON STOCKS		1,187,420,945	99.8%

RIGHTS/WARRANTS — (0.0%)
* QLT, Inc. Warrants 11/23/17	219,010	—	0.0%
* QLT, Inc. Warrants 11/23/17 Class A	219,010	—	0.0%
TOTAL RIGHTS/WARRANTS		—	0.0%
TOTAL INVESTMENT SECURITIES		1,187,420,945

		Value†
SECURITIES LENDING COLLATERAL — (15.2%)
§@ DFA Short Term Investment Fund	18,401,076	212,918,854	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,494,062,372)		$1,400,339,799	117.7%

The Canadian Small Company Series
continued

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$106,829,755	$7,021	—	$106,836,776
Consumer Staples	58,738,661	—	—	58,738,661
Energy	257,600,528	9	—	257,600,537
Financials	91,097,737	—	—	91,097,737
Health Care	18,487,331	206,746	—	18,694,077
Industrials	149,744,830	—	—	149,744,830
Information Technology	53,527,141	—	—	53,527,141
Materials	344,243,948	1,204	—	344,245,152
Real Estate	39,249,448	—	—	39,249,448
Utilities	67,686,586	—	—	67,686,586
Securities Lending Collateral	—	212,918,854	—	212,918,854
TOTAL	$1,187,205,965	$213,133,834	—	$1,400,339,799

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 7, 2018

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date: March 7, 2018